As filed with the Securities and Exchange Commission on April 14, 2006
-----------------------------------------------------------------------
                                                           File Nos. 333-102295
                                                                      811-09327



                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 4

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 65

                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                           (Exact Name of Registrant)

                         ALLSTATE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
                (Name and Complete Address of Agent for Service)

                                   COPIES TO:

CHARLES M. SMITH, JR., ESQUIRE                  DANIEL J. FITZPATRICK, ESQUIRE
ALLSTATE LIFE INSURANCE COMPANY                 MORGAN STANLEY DW INC.
3100 SANDERS ROAD, SUITE J5B                    1585 BROADWAY
NORTHBROOK, ILLINOIS 60062                      NEW YORK, NEW YORK 10036


Approximate date of proposed public offering: Continuous.
It is proposed that this filing will become effective (Check Appropriate Box)

( ) immediately upon filing pursuant to paragraph (b) of Rule 485
(X) on May 1, 2006 pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a)(1) of Rule 485
( ) on (date) pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Units of Interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

MORGAN STANLEY VARIABLE ANNUITY II

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 80469, LINCOLN, NE 68501-0469
TELEPHONE NUMBER: 1-800-654-2397, 1-866-628-1006 FAX       PROSPECTUS DATED MAY 1, 2006

 -------------------------------------------------------------------------------
Allstate Life Insurance Company ("ALLSTATE LIFE") has issued the Morgan Stanley Variable Annuity II, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales. If you have already purchased the Contract you may continue to make purchase payments according to the Contract.

The Contract currently offers 41 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 2 fixed account options ("FIXED ACCOUNT OPTIONS") and 39 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):

MORGAN STANLEY VARIABLE INVESTMENT      AIM VARIABLE INSURANCE FUNDS (SERIES I
 SERIES (CLASS X SHARES)                 SHARES)
THE UNIVERSAL INSTITUTIONAL FUNDS,      ALLIANCEBERNSTEIN VARIABLE PRODUCTS
 INC. (CLASS I SHARES)                   SERIES FUND, INC. (CLASS B SHARES)
VAN KAMPEN LIFE INVESTMENT TRUST        FRANKLIN TEMPLETON VARIABLE INSURANCE
 (CLASS I AND CLASS II SHARES)           PRODUCTS TRUST (CLASS 2 SHARES)
                                        PUTNAM VARIABLE TRUST (CLASS IB SHARES)


WE (Allstate Life) have filed a Statement of Additional Information, dated May 1, 2006, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 56 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
  IMPORTANT     HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.
   NOTICES
                INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                INCLUDING POSSIBLE LOSS OF PRINCIPAL.





                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       3
--------------------------------------------------------------------------------
  The Contract at a Glance                                              4
--------------------------------------------------------------------------------
  How the Contract Works                                                6
--------------------------------------------------------------------------------
  Expense Table                                                         7
--------------------------------------------------------------------------------
  Financial Information                                                 12
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                          12
--------------------------------------------------------------------------------
  Purchases                                                             13
--------------------------------------------------------------------------------
  Contract Value                                                        14
--------------------------------------------------------------------------------
  Investment Alternatives                                               14
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          14
--------------------------------------------------------------------------------
     The Fixed Account Options                                          17
--------------------------------------------------------------------------------
     Transfers                                                          18
--------------------------------------------------------------------------------
  Expenses                                                              21
--------------------------------------------------------------------------------
  Access To Your Money                                                  23
--------------------------------------------------------------------------------
  Income Payments                                                       23
--------------------------------------------------------------------------------

                                                                        PAGE
--------------------------------------------------------------------------------
  Death Benefits                                                        27
--------------------------------------------------------------------------------
  Longevity Reward Rider                                                31
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information:                                                     32
--------------------------------------------------------------------------------
     Allstate Life                                                      32
--------------------------------------------------------------------------------
     The Variable Account                                               33
--------------------------------------------------------------------------------
     The Portfolios                                                     33
--------------------------------------------------------------------------------
     The Contract                                                       34
--------------------------------------------------------------------------------
     Non-Qualified Annuities Held Within a Qualified Plan               34
--------------------------------------------------------------------------------
     Legal Matters                                                      34
--------------------------------------------------------------------------------
  Taxes                                                                 35
--------------------------------------------------------------------------------
APPENDIX A-ACCUMULATION UNIT VALUES                                     42
--------------------------------------------------------------------------------
APPENDIX B -CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT              56
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   57
--------------------------------------------------------------------------------



                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms with which you may not be familiar. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlighted text.


                                                                        PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                                      6
--------------------------------------------------------------------------------
Accumulation Unit                                                       12
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 12
--------------------------------------------------------------------------------
Allstate Life ("We")                                                    32
--------------------------------------------------------------------------------
Annuitant                                                               12
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                 20
--------------------------------------------------------------------------------
Automatic Additions Program                                             13
--------------------------------------------------------------------------------
Beneficiary                                                             12
--------------------------------------------------------------------------------
Contract*                                                               12
--------------------------------------------------------------------------------
Contract Anniversary                                                    5
--------------------------------------------------------------------------------
Contract Owner ("You")                                                  12
--------------------------------------------------------------------------------
Contract Value                                                          14
--------------------------------------------------------------------------------
Contract Year                                                           5
--------------------------------------------------------------------------------
Death Benefit Anniversary                                               27
--------------------------------------------------------------------------------
Death Benefit Combination Option                                        28
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                           20
--------------------------------------------------------------------------------
Dollar Cost Averaging Fixed Account Options                             17
--------------------------------------------------------------------------------
Due Proof of Death                                                      27
--------------------------------------------------------------------------------
Enhanced Death Benefit Option                                           27
--------------------------------------------------------------------------------
Enhanced Earnings Death Benefit Option                                  29
--------------------------------------------------------------------------------
Fixed Account Options                                                   17
--------------------------------------------------------------------------------
Free Withdrawal Amount                                                  22
--------------------------------------------------------------------------------

                                                                        Page

--------------------------------------------------------------------------------
Funds                                                                   1
--------------------------------------------------------------------------------
Guarantee Periods                                                       18
--------------------------------------------------------------------------------
Income Benefit Combination Option 2                                     25
--------------------------------------------------------------------------------
Income and Death Benefit Combination Option 2                           28
--------------------------------------------------------------------------------
Income Plan                                                             24
--------------------------------------------------------------------------------
Investment Alternatives                                                 14
--------------------------------------------------------------------------------
Issue Date                                                              6
--------------------------------------------------------------------------------
Longevity Reward Rider                                                  31
--------------------------------------------------------------------------------
Payout Phase                                                            6
--------------------------------------------------------------------------------
Payout Start Date                                                       23
--------------------------------------------------------------------------------
Performance Benefit Combination Option                                  28
--------------------------------------------------------------------------------
Performance Death Benefit Option                                        28
--------------------------------------------------------------------------------
Performance Income Benefit Option                                       25
--------------------------------------------------------------------------------
Portfolios                                                              33
--------------------------------------------------------------------------------
Qualified Contracts                                                     38
--------------------------------------------------------------------------------
SEC                                                                     1
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           23
--------------------------------------------------------------------------------
Valuation Date                                                          14
--------------------------------------------------------------------------------
Variable Account                                                        33
--------------------------------------------------------------------------------
Variable Sub-Account                                                    14
--------------------------------------------------------------------------------
  *In certain states the Contract was available only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.


                                 3  PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS               We are no longer offering new contracts. You can add to
                                your Contract as often and as much as you like. Each
                                payment must be at least $25. You must maintain a
                                minimum account value of $500.
---------------------------------------------------------------------------------------
EXPENSES            You will bear the following expenses:

                    .Total Variable Account annual fees (mortality and
                      expense risk charge and administrative expense charge) equal the following (as a % of average daily net assets):

                      Base Contract 1.35%

                      w/Enhanced Death Benefit Option 1.48%

                      w/Performance Death Benefit Option 1.48%

                      w/Performance Income Benefit Option 1.48%

                      w/Performance Benefit Combination Option 1.59%

                      w/Death Benefit Combination Option 1.59%

                      w/Income Benefit Combination Option 2 1.65%

                      w/Income and Death Benefit Combination Option 2 1.85%

                    .If you select the Enhanced Earnings Death Benefit
                      Option, you would pay an additional mortality and expense risk charge of 0.20%.

                    .Annual contract maintenance charge of $30 (waived in
                      certain cases)

                    .Withdrawal charges ranging from 0% to 6% of purchase
                      payment(s) withdrawn (with certain exceptions)

                    .Transfer fee of $25 after 12th transfer in any
                      Contract Year

                    . State premium tax (if your state imposes one)

                    In addition, each Portfolio pays expenses that you will
                    bear indirectly if you invest in a Variable
                    Sub-Account.
---------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES         The Contract offers 41 investment alternatives
                                including:

                       .2 Fixed Account Options (which credit interest at
                          rates we guarantee)

                       .39 Variable Sub-Accounts investing in Portfolios
                         offering professional money management by these investment advisers:

                         . Morgan Stanley Investment Advisors Inc.

                         . Van Kampen (1)

                         . Van Kampen Asset Management

                         . A I M Advisors, Inc.

                         . AllianceBernstein L.P.

                         . Franklin Advisers, Inc.

                         . Franklin Mutual Advisers, LLC

                         . Putnam Investment Management, LLC

                         . Templeton Investment Counsel, LLC

                       To find out current rates being paid on the Fixed
                       Account Options, or to find out how the Variable
                       Sub-Accounts have performed, call us at 1-800-654-2397.

                       (1) Morgan Stanley Investment Management, Inc., the
                       adviser to the UIF Portfolios, does business in certain
                       instances using the name Van Kampen.
---------------------------------------------------------------------------------------



                                 4  PROSPECTUS

SPECIAL SERVICES                For your convenience, we offer these special services:

                                . AUTOMATIC ADDITIONS PROGRAM

                                . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                                . DOLLAR COST AVERAGING PROGRAM

                                . SYSTEMATIC WITHDRAWAL PROGRAM
---------------------------------------------------------------------------------------
INCOME PAYMENTS                 You can choose fixed income payments, variable income
                                payments, or a combination of the two. You can receive
                                your income payments in one of the following ways:

                                . life income with payments guaranteed for 10 years

                                . joint and survivor life income payments

                                . guaranteed payments for a specified period
---------------------------------------------------------------------------------------
DEATH BENEFITS                  If you or the ANNUITANT dies before the PAYOUT START
                                DATE, we will pay the death benefit described in the
                                Contract. We also offer 4 death benefit options.
---------------------------------------------------------------------------------------
TRANSFERS                       Before the Payout Start Date, you may transfer your
                                Contract value ("CONTRACT VALUE") among the investment
                                alternatives, with certain restrictions. Transfers must
                                be at least $100 or the entire amount in the investment
                                alternative, whichever is less.

                                There is a $25 fee per transfer after the 12th transfer
                                in each CONTRACT YEAR, which we measure from the date
                                we issue your Contract or a Contract anniversary
                                ("CONTRACT ANNIVERSARY").
---------------------------------------------------------------------------------------
WITHDRAWALS                     You may withdraw some or all of your Contract Value at
                                anytime during the Accumulation Phase. In general, you
                                must withdraw at least $100 at a time or the total
                                amount in the investment alternative, if less.
                                Withdrawals taken prior to annuitization (referred to
                                in this prospectus as the Payout Phase) are generally
                                considered to come from the earnings in the Contract
                                first.  If the Contract is tax-qualified, generally all
                                withdrawals are treated as distributions of earnings.
                                Withdrawals of earnings are taxed as ordinary income
                                and, if taken prior to age 59 1/2, may be subject to an
                                additional 10% federal tax penalty. A withdrawal charge
                                also may apply.
---------------------------------------------------------------------------------------





                                 5  PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 40 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 24. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-654-2397 if you have any question about how the Contract works.


                                 6  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)* (Without the Longevity Reward Rider)

Number of Complete Years Since We Received  0    1    2    3    4    5     6+
 the Purchase Payment Being Withdrawn**:
-------------------------------------------------------------------------------
Applicable Charge                           6%   5%   4%   3%   2%   1%    0%
-------------------------------------------------------------------------------
Annual Contract Maintenance Charge                      $30.00***
-------------------------------------------------------------------------------
Transfer Fee                                           $25.00****
-------------------------------------------------------------------------------

  *
   During each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

  ** If you have elected and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider date. See "Longevity Reward Rider" on page 32 for details.

  *** If you have elected and elect the Longevity Reward Rider, we will waive the contract maintenance charge for the life of the Contract provided your total Contract Value is $40,000 or more on or after the date we issue the Rider (Rider Date).

  **** Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing.


VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

                                                              With the
                                                              Enhanced
                                                          Death Benefit,*        With the
                                                          the Performance      Performance
                                                               Income            Benefit                           With the
                                                             Benefit,*         Combination*       With the          Income
                                                               or the          or the Death        Income         and Death
                                                            Performance          Benefit          Benefit          Benefit
                                               Base        Death Benefit       Combination      Combination      Combination
                                             Contract          Option             Option         Option 2*        Option 2*
-------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge**            1.25%           1.38%              1.49%            1.55%            1.75%
-------------------------------------------------------------------------------------------------------------------------------
Administrative Expense Charge                  0.10%           0.10%              0.10%            0.10%            0.10%
-------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expense**        1.35%           1.48%              1.59%            1.65%            1.85%
-------------------------------------------------------------------------------------------------------------------------------
   If the Enhanced Earnings Death Benefit Option is elected with the Base Contract or with one of the Options listed above
-------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge**            1.45%           1.58%              1.69%            1.75%            1.95%
-------------------------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge                 0.10%           0.10%              0.10%            0.10%            0.10%
-------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expense**        1.55%           1.68%              1.79%            1.85%            2.05%
-------------------------------------------------------------------------------------------------------------------------------





  * These Options are no longer available to be added to your Contract.

  ** If you have elected and elect the Longevity Reward Rider, the mortality and expense risk charge is reduced by 0.07% under the basic policy or any Option described above.


                                 7  PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


--------------------------------------------------------------------------------
                                 Minimum                      Maximum
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,              0.28%                        1.66%
and other expenses)
--------------------------------------------------------------------------------



(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2005.

PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF PORTFOLIO AVERAGE DAILY NET ASSETS)(1)

The next table shows the Portfolio operating expenses for each Portfolio available under the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The expenses shown in this table do not include any such fee waiver or expense reimbursement. All fee waiver and expense reimbursements are described in the footnotes to the table. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                                                                                            Rule
                                                                                Management  12b-1   Other     Total Portfolio
PORTFOLIO                                                                          Fees     Fees   Expenses   Annual Expenses
------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X                          0.67%      N/A    0.19%          0.86%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X                            0.46%      N/A    0.11%          0.57%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X                                     0.42%      N/A    0.11%          0.53%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X/(2)/                       0.84%      N/A    0.18%          1.02%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X                           0.57%      N/A    0.35%          0.92%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X                     0.67%      N/A    0.15%          0.82%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X                                 0.42%      N/A    0.45%          0.87%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X                             0.67%      N/A    0.17%          0.84%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X                                0.42%      N/A    0.12%          0.54%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Information Portfolio - Class X/ (3)/                          0.67%      N/A    0.52%          1.19%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X                           0.30%      N/A    0.15%          0.45%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X                               0.45%      N/A    0.09%          0.54%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X                              0.12%      N/A    0.16%          0.28%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X                                 0.42%      N/A    0.12%          0.54%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X                                  0.57%      N/A    0.13%          0.70%
------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I/(4)(5)/                 1.25%      N/A    0.41%          1.66%
------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I/(4)(5)/                           0.50%      N/A    0.33%          0.83%
------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I/(4)(5)/                    0.80%      N/A    0.38%          1.18%
------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I/(4)(5)/                          0.75%      N/A    0.34%          1.09%
------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I/(4)(5)/                      0.72%      N/A    0.29%          1.01%
------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I/(4)(5)/                        0.75%      N/A    0.28%          1.03%
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II/(6)/                         0.75%     0.25%   0.55%          1.55%
------------------------------------------------------------------------------------------------------------------------------



                                 8  PROSPECTUS


------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I                                        0.56%      N/A    0.03%          0.59%
------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth Portfolio, Class I                                 0.70%      N/A    0.07%          0.77%
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I /(7)(8)/                            0.61%      N/A    0.29%          0.90%
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I /(7)(8)/                                     0.60%      N/A    0.27%          0.87%
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I/(7)/                                 0.72%      N/A    0.31%          1.03%
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth Portfolio - Class B                                      0.75%     0.25%   0.13%          1.13%
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income Portfolio - Class B                           0.55%     0.25%   0.05%          0.85%
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Large Cap Growth Portfolio - Class B                            0.75%     0.25%   0.06%          1.06%
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Fund - Class 2/(9)/                                    0.56%     0.25%   0.04%          0.85%
------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2/(9) (11)/                         0.46%     0.25%   0.02%          0.73%
------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2/(9) (11)/                0.52%     0.25%   0.17%          0.94%
------------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2/(9)/                                0.60%     0.25%   0.18%          1.03%
------------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2 /(10)/                          0.65%     0.25%   0.17%          1.07%
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB                                       0.49%     0.25%   0.05%          0.79%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB                                    0.75%     0.25%   0.18%          1.18%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB/(12) /                                  0.76%     0.25%   0.08%          1.09%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB                                                 0.57%     0.25%   0.06%          0.88%
------------------------------------------------------------------------------------------------------------------------------





1. Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2005 (except as otherwise noted).

2. Effective June 1, 2005, Morgan Stanley Investment Advisors Inc., has agreed to cap the Portfolio's operating expenses (except for distribution fees) by assuming the Portfolio's "other expenses" and/or waiving the Portfolio's advisory fees, and Morgan Stanley Services Company Inc., the Portfolio's Administrator, has agreed to waive the Portfolio's administrative fees, to the extent such operating expenses on an annualized basis exceed 1.0% of the average daily net assets of the Portfolio. Had the cap not been in place, "Advisory Fees", "Other Expenses", and "Total Annual Portfolio Expenses" would have been 0.88%, 0.18%, and 1.06%, respectively.

3. Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio - Class X will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money Market Portfolio - Class X Sub-account..

4. Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

5. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that "Total Annual Portfolio Expenses," excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the "Operating "Expense Limitation" in the table below. The adviser may terminate these voluntary waivers at any time at its sole discretion.
    Additionally, the distributor has agreed to waive a portion of the "Rule 12b-1 Fees" for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12b1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:


                                 9  PROSPECTUS

                                                                                                                 Total Annual
                                                     Operating Expense                    Rule 12b-1   Other      Portfolio
                     Portfolio                           Limitation      Management Fees     Fees     Expenses     Expenses
------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio,          1.65%              1.24%          N/A       0.41%        1.65%
Class I
------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I            0.85%              0.50%          N/A       0.33%        0.83%
------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio,             1.15%              0.77%          N/A       0.38%        1.15%
Class I
------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I           1.05%              0.71%          N/A       0.34%        1.05%
------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class         1.05%              0.72%          N/A       0.29%        1.01%
I
------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I         1.10%              0.75%          N/A       0.28%        1.03%
------------------------------------------------------------------------------------------------------------------------------



6. For the year ended December 31, 2005, the adviser voluntarily waived $117,800 of its investment advisory fees. The adviser has agreed to waive all expenses in excess of 1.26% of average daily net assets. This waiver is voluntary in nature and can be discontinued at the adviser's discretion.

7. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit "Total Annual Portfolio Expenses" of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the "Total Annual Portfolio Expenses" to exceed the limit stated above (i) interest; (ii) taxes; (iii) dividend expense on short sales;
   (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Portfolio's Board of Trustees and (vi) expenses that the Portfolio incurred but did not actually pay because of an expense offset arrangement. The expense limitation agreement is in effect through April 30, 2007.

8. Effective May 1, 2006, the AIM V.I. Growth Fund - Series I and the AIM V.I. Premier Equity Fund - Series I were reorganized into the AIM V.I. Capital Appreciation Fund - Series I and the AIM V.I. Core Equity Fund - Series I, respectively.

9. While the maximum amount payable under the Portfolio's Rule 12b-1 plan is 0.35% per year of the Portfolio's class average annual net assets, the Board of Trustees has set the current rate at 0.25% per year.

10. "The Portfolio's manager has agreed in advance to reduce its fees from assets invested by the Portfolio in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Portfolio's Board of Trustees and an order by the Securities and Exchange Commission. With this reduction, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses" would have been 0.60%, 0.25%, 0.17% and 1.02%, respectively."

11. The Fund administration fee is paid indirectly through the Management Fee.

12.Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB
   Portfolio is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-account in accordance with that program.
    Outside of these automatic transaction programs, additional allocations will not be allowed.




EXAMPLE 1
This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

 . elected the Income and Death Benefit Combination Option 2 and the Enhanced
  Earnings Death Benefit Option.

                                 10  PROSPECTUS

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                                           1 Year         3 Years         5 Years          10 Years
-----------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses         $835           $1,496          $2,170           $4,260
-----------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses         $694           $1,078          $1,485           $2,954
-----------------------------------------------------------------------------------------------------------------------



EXAMPLE 2
This example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                            1 Year         3 Years         5 Years          10 Years
----------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio          $410           $1,241          $2,085           $4,260
Expenses
----------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio          $269           $  823          $1,400           $2,954
Expenses
----------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.
 THE ABOVE EXAMPLES ASSUME YOU ELECTED THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2 AND THE ENHANCED EARNINGS DEATH BENEFIT OPTION WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.95%, AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10%, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $30. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


                                 11  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional information. To obtain additional detail on each Variable Sub-Account's finances, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information. The financial statements of Allstate Life also appear in the Statement of Additional Information.


THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
The Variable Annuity II is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the owner, while the Annuitant is alive,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner cannot exceed age 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.


ANNUITANT
The Annuitant is the individual whose life span we use to determine income payments as well as the latest Payout Start Date. You initially designate an Annuitant in your application. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application. If the Contract owner is a living person, you may change the Annuitant before the Payout Start Date. Before the Payout Start Date, you may also designate a joint Annuitant, who is a second person on whose life income payments depend.


BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your


                                 12  PROSPECTUS
written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.




MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $25 at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets/TM / Account. Please consult your Morgan Stanley Financial Advisor for details.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days


                                 13  PROSPECTUS
as "VALUATION DATES". If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.




CONTRACT VALUE
--------------------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combinations thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 39 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Porfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectus for the Funds. YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE UNDERLYING PORTFOLIOS WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-654-2397.

Following the detection of excessive short-term trading activity and in response to requests from the fund investment advisors, Allstate currently limits new premium allocations and transfers into all Sub-Accounts other than the Money Market Sub-Account to a maximum of $50,000 per day. If we receive a transfer request that exceeds the limitation, we will be unable to process the request and will promptly contact you and request that you submit a transfer request
that complies with the Sub-Account limitation.   If you wish to transfer more
than $50,000 into a Sub-Account, you may submit a single request that Allstate transfer $50,000 per day into that Sub-Account until the transfer request is completed.

For most Sub-Accounts, the restriction was effective as of February 2, 2004. The restriction was effective on December 3, 2002 for the Morgan Stanley VIS European Equity - Class X Sub-Account and Putnam VT International Equity - Class IB Sub-Account. The restriction was effective on November 17, 2003 for the Morgan Stanley VIS High Yield - Class X Sub-Account, Morgan Stanley VIS Global Dividend Growth - Class X Sub-Account and Morgan Stanley VIS Global Advantage - Class X Sub-Account and the Van Kampen UIF Emerging Markets Equity, Class I Sub-Account, Van Kampen UIF International Magnum, Class I Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF Mid Cap Growth, Class I Sub-Account.

                                 14  PROSPECTUS

For all other Sub-Accounts (other than the unrestricted Money Market Sub-Account), the restriction was effective February 2, 2004 or the date a new Sub-Account was added, if later. If, as of the effective date of the Sub-Account restriction, you were enrolled in one of our special services automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Sub-Accounts without regard to the $50,000 limitation. Shares may be redeemed at any time.


PORTFOLIO:                 EACH PORTFOLIO SEEKS:       INVESTMENT ADVISER:
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
-------------------------------------------------------------------------------
Morgan Stanley VIS         Long-term capital growth
Aggressive Equity
Portfolio - Class X
-------------------------------------------------------
Morgan Stanley VIS         Reasonable current income
Dividend Growth Portfolio  and long term growth of
- Class X                  income and capital.
-------------------------------------------------------
Morgan Stanley VIS Equity  Growth of capital through
Portfolio - Class X        investments in common
                           stocks believed by the
                           Investment Manager to have
                           potential for superior
                           growth. As a secondary
                           objective, income but only
                           when consistent with its
                           primary objective.
-------------------------------------------------------
Morgan Stanley VIS         To maximize the capital
European Equity Portfolio  appreciation of its
- Class X                  investments
-------------------------------------------------------
Morgan Stanley VIS Global  Long-term capital growth
Advantage Portfolio -
Class X
-------------------------------------------------------
Morgan Stanley VIS Global  Reasonable current income
Dividend Growth Portfolio  and long-term growth of
- Class X                  income and capital.
-------------------------------------------------------
Morgan Stanley VIS High    High level of current
Yield Portfolio - Class X  income by investing in a
                           diversified portfolio
                           consisting principally of
                           fixed-income securities,
                           which may include both      MORGAN STANLEY
                           non-convertible and         INVESTMENT ADVISORS INC.
                           convertible debt
                           securities and preferred
                           stocks. As a secondary
                           objective, capital
                           appreciation, but only
                           when consistent with its
                           primary objective.
-------------------------------------------------------
Morgan Stanley VIS Income  Reasonable income and, as
Builder Portfolio - Class  a secondary objective,
X                          growth of capital
-------------------------------------------------------
Morgan Stanley VIS Income  High level of current
Plus Portfolio - Class X   income by investing
                           primarily in U.S.
                           government securities and
                           other fixed-income
                           securities. As a secondary
                           objective, capital
                           appreciation but only when
                           consistent with its
                           primary objective.
-------------------------------------------------------
Morgan Stanley VIS         Long-term capital
Information Portfolio -    appreciation
Class X/ / /(1)/
-------------------------------------------------------
Morgan Stanley VIS         High level of current
Limited Duration           income consistent with
Portfolio - Class X        preservation of capital
-------------------------------------------------------
Morgan Stanley VIS Money   High current income,
Market Portfolio - Class   preservation of capital,
X                          and liquidity
-------------------------------------------------------
Morgan Stanley VIS S&P     Investment results that,
500 Index Portfolio -      before expenses,
Class X                    correspond to the total
                           return (i.e., combination
                           of capital changes and
                           income) of the Standard
                           and Poor's 500 Composite
                           Stock Price Index
-------------------------------------------------------
Morgan Stanley VIS         High total investment
Strategist Portfolio -     return
Class X
-------------------------------------------------------
Morgan Stanley VIS         Capital appreciation and
Utilities Portfolio -      current income
Class X
-------------------------------------------------------


                                  15 PROSPECTUS


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Emerging    Long-term capital
Markets Equity Portfolio,  appreciation by investing
Class I                    primarily in
                           growth-oriented equity
                           securities of issuers in
                           emerging market countries.
-------------------------------------------------------
Van Kampen UIF Equity      Long-term capital
Growth Portfolio, Class I  appreciation by investing
                           primarily in
                           growth-oriented equity
                           securities of U.S. and
                           foreign companies
-------------------------------------------------------
Van Kampen UIF             Long-term capital
International Magnum       appreciation by investing
Portfolio, Class I         primarily in equity
                           securities in EAFE
                           countries.
-------------------------------------------------------VAN KAMPEN /(2)/
Van Kampen UIF Mid Cap     Long-term capital growth
Growth Portfolio, Class I  by investing primarily in
                           growth-oriented equity
                           securities of U.S. mid cap
                           companies and foreign
                           companies, including
                           emerging markets
                           securities.
-------------------------------------------------------
Van Kampen UIF U.S. Mid    Above-average total return
Cap Value Portfolio,       over a market cycle of
Class I                    three to five years by
                           investing in common stocks
                           and other equity
                           securities
-------------------------------------------------------
Van Kampen UIF U.S. Real   Above average current
Estate Portfolio, Class I  income and long-term
                           capital appreciation by
                           investing primarily in
                           equity securities of
                           companies in the U.S. real
                           estate industry, including
                           real estate investment
                           trusts
-------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive  Capital growth
Growth Portfolio, Class
II
-------------------------------------------------------
Van Kampen LIT Comstock    Capital growth and income
Portfolio, Class I         through investments in      VAN KAMPEN ASSET
                           equity securities,          MANAGEMENT
                           including common stocks,
                           preferred stocks and
                           securities convertible
                           into common and preferred
                           stocks.
-------------------------------------------------------
Van Kampen LIT Emerging    Capital appreciation.
Growth Portfolio, Class I
-------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------
AIM V.I. Capital           Growth of capital
Appreciation Fund -
Series I /(3) (4)/
-------------------------------------------------------A I M ADVISORS, INC.
AIM V.I. Core Equity Fund  Growth of capital
- Series I /(3) (5)/
-------------------------------------------------------
AIM V.I. Mid Cap Core      Long-term growth of
Equity Fund - Series I     capital
/(3)/
-------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------
AllianceBernstein Growth   Long-term growth of
Portfolio - Class B        capital
-------------------------------------------------------
AllianceBernstein Growth   Long-term growth of         ALLIANCEBERNSTEIN L.P.
and Income Portfolio -     capital
Class B
-------------------------------------------------------
AllianceBernstein Large    Long-term growth of
Cap Growth Portfolio -     capital
Class B
-------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------
FTVIP Franklin High        High level of current
Income Fund - Class 2      income with capital
                           appreciation as a
                           secondary goal              FRANKLIN ADVISERS, INC.
-------------------------------------------------------
FTVIP Franklin Income      To maximize income while
Securities Fund - Class 2  maintaining prospects for
                           capital appreciation.
-------------------------------------------------------


                                 16  PROSPECTUS


FTVIP Franklin Small Cap   Long-term total return.
Value Securities Fund -
Class 2
-------------------------------------------------------------------------------
FTVIP Mutual Shares        Capital appreciation with   FRANKLIN MUTUAL
Securities Fund - Class 2  income as a secondary goal  ADVISERS, LLC
-------------------------------------------------------------------------------
FTVIP Templeton Foreign    Long-term capital growth.   TEMPLETON INVESTMENT
Securities Fund - Class 2                              COUNSEL, LLC
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT Growth and       Capital growth and current
Income Fund - Class IB     income.
-------------------------------------------------------PUTNAM INVESTMENT
Putnam VT International    Capital appreciation.       MANAGEMENT, LLC
Equity Fund - Class IB
-------------------------------------------------------
Putnam VT Small Cap Value  Capital appreciation.
Fund - Class IB /(6)/
-------------------------------------------------------------------------------
Putnam VT Voyager Fund -   Capital appreciation.
Class IB
-------------------------------------------------------------------------------








(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio - Class X will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money Market Portfolio - Class X Sub-account.

(2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3) The investment objective(s) of each Sub-Account may be changed by the Board of Directors without shareholder approval.

(4 ) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I.

(5) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I.

(6) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB Portfolio is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-account in accordance with that program.
 Outside of these automatic transaction programs, additional allocations will not be allowed.




AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the basic Dollar Cost Averaging Fixed Account Option, and we may offer the additional Dollar Cost Averaging Fixed Account Options described below. However, the 6 and 12 month Dollar Cost Averaging Options currently are not available.

Please consult with your Morgan Stanley Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
BASIC DOLLAR COST AVERAGING OPTION. You may establish a Dollar Cost Averaging Program, as described on page 21, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one


                                 17  PROSPECTUS
year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. In the future, we may offer 6 and 12 month Dollar Cost Averaging Options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options. Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee. We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For availability and current interest rate information, please contact your sales representative or our customer support unit at 1-800-654-2397.


GUARANTEE PERIODS
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Fixed Account ("Guarantee Periods"). Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We will offer a 1 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion. We currently offer a 1 year and a 6 year Guarantee Period.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. The interest rate will never be less than the minimum guaranteed rate stated in the Contract. After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. Currently, all Sub-Accounts other than the Money Market Sub-Account limit new purchases to $50,000 per day. See "Investment
Alternatives: The Variable Sub-Accounts" on page 15. Transfers to any Guarantee Period must be at least $500. You may not, however, transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Guarantee Periods to the Variable Account in any Contract Year to the greater of:

1. 25% of the aggregate value in the Guarantee Periods as of the most recent Contract Anniversary (if this amount is less than $1,000, then up to $1,000 may be transferred); or

2. 25% of the sum of all purchase payments and transfers to the Guarantee Periods as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is


                                 18  PROSPECTUS
less than the current rate that was in effect at the time money was allocated or transferred to a Guarantee Period, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process written requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities;

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted


                                 19  PROSPECTUS
through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (i.e. International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


SHORT TERM TRADING FEES
We reserve the right to assess short-term trading fees in connection with transfers from Variable Sub-Accounts that occur within a certain number of days following the date of allocation to the Variable Sub-Accounts. Such fees may vary by Variable Sub-Account, but will only apply to those Variable Sub-Accounts corresponding to underlying funds that assess such fees.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-654-2397 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:


                                 20  PROSPECTUS

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS High Yield Variable Sub-Account and 60% to be in the Van Kampen UIF Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Morgan Stanley VIS High Yield Variable Sub-Account and use the money to buy more units in the Van Kampen UIF Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary we will deduct a $30 contract maintenance charge from your Contract Value. This charge will be deducted on a pro rata basis from each investment alternative in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.

 The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. The contract maintenance charge is waived under certain circumstances if you have elected the Longevity Reward Rider. See "Longevity Reward Rider" on page 32 for details.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at the following annual rates (as a percentage of average daily net assets):

.. 1.25% Base Contract

.. 1.38% w/Enhanced Death Benefit Option

.. 1.38% w/Performance Death Benefit Option

.. 1.38% w/Performance Income Benefit Option

.. 1.49% w/Performance Benefit Combination Option

.. 1.49% w/Death Benefit Combination Option

.. 1.55% w/Income Benefit Combination Option 2

.. 1.68% w/Income and Performance Death Benefit Option (State of Washington only)

.. 1.75% w/Income and Death Benefit Combination Option 2

We charge an additional mortality and expense risk charge of 0.20% for the Enhanced Earnings Death Benefit Option. If you have elected the Longevity Reward Rider, your mortality and expense risk charge would be lower by 0.07%. See the description of each Option and the Longevity Reward Rider for the availability of each.

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no direct relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.


                                 21  PROSPECTUS

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each Contract Year, you can withdraw all purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments (as of the Issue Date or the most recent Contract Anniversary, whichever is later), whichever is greater, without paying a withdrawal charge. Unused portions of this FREE WITHDRAWAL AMOUNT are not carried forward to future Contract Years.

If you qualify for and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider Date. See "Longevity Reward Rider" on pages 32 for details.

We will deduct withdrawal charges, if applicable, from the amount paid, unless
you instruct otherwise.   For purposes of the withdrawal charge, we will treat
withdrawals as coming from purchase payments, starting with the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal. We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

.. the death of the Contract owner or Annuitant (unless the Contract is continued); and

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

 Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes section.


OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see pages 8-10. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative or other services we provide to the Portfolios.


                                 22  PROSPECTUS

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 24.

You can withdraw money from the Variable Account and/ or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives in which you are invested according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

 2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Active Assets/TM/- Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract.
 Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

.. at least 30 days after the Issue Date;

.. no later than the first day of the calendar month after the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days


                                 23  PROSPECTUS
before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "INCOME PLAN" is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the basis. Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed amount income payments;

.. variable income payments; or

.. a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH PAYMENTS GUARANTEED FOR 10 YEARS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option, the Income Benefit Combination Option 2, or the Income and Death Benefit Combination Option 2, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less


                                 24  PROSPECTUS
than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. we may reduce the frequency of your payments so that each payment will be at least $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

  1. deducting any applicable premium tax; and

  2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


INCOME BENEFIT OPTIONS
Please keep in mind, once you have selected an optional Income or Death Benefit (each an "Option"), your ability to select a different Option may be limited.
 Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.


PERFORMANCE INCOME BENEFIT
The Performance Income Benefit can no longer be added. On the date we issued the rider for this benefit ("Rider Date"), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to: (i) the Performance Income Benefit just before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date. We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a living person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.

If you select the Performance Income Benefit Option, the highest age of any Owner and Annuitant as of the date we receive the completed application, cannot exceed age 75.

To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

1. 10 years, if the youngest Annuitant's age is 80 or less on the date you apply the Benefit, or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date you apply the Benefit.

If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan.

INCOME BENEFIT COMBINATION OPTION 2. The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this Option.


                                 25  PROSPECTUS

If you selected the Income Benefit Combination Option 2, this Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below. We sometimes refer to this as the "Best of the Best Income Benefit".

ELIGIBILITY. If you select the Income Benefit Combination Option 2, the highest age of any Contract owner and Annuitant on the date we receive the completed application or the written request to add the Rider, whichever is later, cannot exceed age 75. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

.. You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

.. The Payout Start Date must occur during the 30-day period following a Contract
  Anniversary;

.. You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you may apply the Income Base only to provide fixed income payments, which will be calculated using the appropriate Guaranteed Income Payment Table provided in your Contract; and

.. The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.


INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made.

.. For purchase payments, Income Base A is equal to the most recently calculated
  Income Base A plus the purchase payment.

.. For withdrawals, Income Base A is equal to the most recently calculated Income
  Base A reduced by a withdrawal adjustment (described below).

.. On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person).

WITHDRAWAL ADJUSTMENT. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:

1) = the withdrawal amount

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

GUARANTEED INCOME BENEFIT. The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to provide fixed and/or variable income payments, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income


                                 26  PROSPECTUS
payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary. If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to extend the 180 day period on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
Please keep in mind, once you have selected an optional income or death benefit (each an "option"), your ability to select a different option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.

The Enhanced Death Benefit and the Performance Benefit Combination Options are no longer offered as a rider to the Contract, but apply to Contract owners who have previously elected these Options.

The Performance Death Benefit, the Death Benefit Combination, the Income and Death Benefit Combination Option 2 (in the state of Washington, Income and Performance Death Benefit Option) and the Enhanced Earnings Death Benefit are optional benefits that you may elect. If the Contract owner is a living person, these Options apply only on the death of the Contract owner. If the Contract owner is not a living person, these Options apply only on the death of the Annuitant.

For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. For Contracts with the Enhanced Earnings Death Benefit Option, the death benefit will be increased as described on page 29 below. The death benefit options may not be available in all states.

ENHANCED DEATH BENEFIT OPTION. We are no longer offering the Enhanced Death Benefit option as a rider to the Contract in most states. The following describes the Option for Contract owners who have previously elected this Option or who may elect this Option in certain states. On the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first


                                 27  PROSPECTUS

 Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of a year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owners' 75th birthdays, we will recalculate the Enhanced Death Benefit as follows: First, we multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:

.. For cash withdrawals, we will reduce the Enhanced Death Benefit by the following withdrawal adjustment. The withdrawal adjustment is equal to (i) divided by (ii), with the result multiplied by (iii), where:

  .  (i) = the withdrawal amount

  .   (ii) = the Contract Value just before the withdrawal

  .   (iii) = the most recently calculated Enhanced Death Benefit

.. We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.

If you select the Enhanced Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 70.

PERFORMANCE DEATH BENEFIT OPTION.The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals. If you select the Performance Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-living person, attains age 85). After age 85, the death benefit payable will be adjusted to reflect purchase payments and withdrawals to the extent described under "Enhanced Death Benefit Option" and "Performance Death Benefit Option" above.

We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option. If you select the Death Benefit Combination Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

PERFORMANCE BENEFIT COMBINATION OPTION. We are no longer offering the Performance Combination Option as a rider to the Contract. The following describes the Option for Contract owners who have previously elected this Option. This Option combines the Performance Death Benefit with the Performance Income Benefit. If you select the Performance Benefit Combination Option, the maximum age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

INCOME AND DEATH BENEFIT COMBINATION OPTION 2. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.

The Income and Death Benefit Combination Option 2, combines the features of the Income Benefit Combination (described on page 26) with the features of the Death Benefit Combination (described on page 29) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.

In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the


                                 28  PROSPECTUS
ratio of the withdrawal amount to the Contract Value just before the withdrawal.

If you select the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the request to add the rider, whichever is later, cannot exceed age 75.

In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.

ENHANCED EARNINGS DEATH BENEFIT OPTION. You may elect the Enhanced Earnings Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. Under the Enhanced Earnings Death Benefit Option, if the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is age 69 or younger on the date we issue the rider for this option ("Rider Date"), the death benefit is increased by:

.. 40% of the lesser of the In-Force Premium or Death Benefit Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 70 and 79 on the Rider Date, the death benefit is increased by:

.. 25% of the lesser of the In-Force Premium or Death Benefit Earnings.

For the purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

  In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

  Death Benefit Earnings equal the Contract Value minus the In-Force Premium. The Death Benefit Earnings amount will never be less than zero.

  An Excess-of-Earnings Withdrawal is the amount of a withdrawal which is in excess of the Death Benefit Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Option, see Appendix B.

None of the death benefits under the Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, the Death Benefit Combination, the Income and Death Benefit Combination Option 2, and/or the Enhanced Earnings Death Benefit will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.


DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the New Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

.. over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be


                                 29  PROSPECTUS
allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Conract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

(i) transfer all or a portion of the excess among the Variable Sub-Accounts;

(ii) transfer all or a portion of the excess into the Basic Dollar Cost Averaging Option; or

(iii) transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Basic Dollar Cost Averaging Option.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

If you elected the Enhanced Earnings Death Benefit Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.

If the Enhanced Earnings Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date.

If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Only one spousal continuation is allowed under this Conract.

If the New Owner is not your spouse but is a living person, or if there are multiple living-person new Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one of the date of death and must be payable throughout:

.. the life of the New Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

.. over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death.
 The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time).

Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named Beneficiary(ies) will receive the remaining Contract Value.
 This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non-living person:

(a)  The New Owner may elect to receive the death benefit in a lump sum; or

(b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period. No additional purchase payments may be added to the Contract under this election.

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant's death to the date on which the death benefit is paid.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.


                                 30  PROSPECTUS

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, the following apply:

  (a) The Contract owner may elect to receive the death benefit in a lump sum;
or

  (b) The Contract owner may elect to apply the death benefit to an Income Plan which must begin within one year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the owner; or

  (c) If the Contract owner does not elect either of the above options within 180 days of the date of the Annuitant's death, then the Contract will continue as if death had not occurred. If this option is elected, the new Annuitant will be the youngest owner, unless the owner names a different Annuitant.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

(a) The Contract owner may elect to receive the death benefit in a lump sum; or

(b) If the Contract owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death.

On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 period.

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant's death to the date on which the death benefit is paid. We reserve the right to offer additional options upon the Death of Annuitant.

The Contract owner has 60 days from the date the company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2 . Any amount included in the Contract owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.




LONGEVITY REWARD RIDER
--------------------------------------------------------------------------------

We are no longer offering the Longevity Reward Rider as a rider to the contract. The following describes the Logevity Reward Rider for owners who have previously elected to add the rider.

ELIGIBILITY. The Longevity Reward Rider (Long Term Retention Rider in some states) may have been added during the Accumulation Phase if on the date of application for the Rider:

.. the Contract owner's initial purchase payment is no longer subject to a withdrawal charge; and

.. the Contract owner's additional purchase payments, if any, would be subject to total withdrawal charges (assuming a current surrender of the Contract) equal to an amount no greater than 0.25% of the current Contract Value.

MORTALITY AND EXPENSE RISK CHARGE. If you elected the Rider then, commencing on the Rider Date, we will reduce the maximum mortality and expense risk charge ("M&E charge") by 0.07%. That means your M&E charge will never be greater than 1.18% (1.31% if you select the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, 1.42% if you select the Performance Benefit Combination Option, or the Death Benefit Combination Rider, 1.48% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Death Benefit Combination Option 2. If you elect the Enhanced Earnings Death Benefit Option, an additional 0.20% mortality and expense risk charge will apply. The 0.10% administrative expense charge remains unchanged under this Rider.

CONTRACT MAINTENANCE CHARGE. If you elected the Rider, we will waive the contract maintenance charge for the life of the Contract, provided your total Contract Value is $40,000 or more on or after the Rider Date.

CONTRACT CONTINUATION BY A SURVIVING SPOUSE. If the surviving spouse continues the Contract as described under Death Benefit Payments on page 30 of the prospectus, the following provision applies:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if


                                 31  PROSPECTUS
we receive Due Proof of Death after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts.
 This excess will be allocated in proportion to your Contract Value in the investment alternatives on the Valuation Date that we receive Due Proof of Death, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account.

Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee.

.. Transfer all or a portion of the excess among the Variable Sub-Accounts;

.. Transfer all or a portion of the excess into the Standard Fixed Account; or

.. Transfer all or a portion of the excess into a combination of Variable
  Sub-Accounts and the Standard Fixed Account.

Any such transfer does not count towards the 12 transfers you can make each Contract Year without paying a transfer fee but is subject to any minimum allocation amount specified in your Contract. All ownership rights under the Contract will then be available to your spouse as the new Contract owner.

NEW WITHDRAWAL CHARGE. If you elected the Rider, we will apply the new withdrawal charge schedule set forth below. That means that we may assess a withdrawal charge of up to 3% of the amount of purchase payments you withdraw after the Rider Date. The withdrawal charge applies to purchase payments made both before the Rider Date ("existing payments"), as well as payments made on or after the Rider Date ("new purchase payments"). The withdrawal charge declines to 0% according to the following schedule:


EXISTING PURCHASE     NEW PURCHASE
     PAYMENTS           PAYMENTS
                       Number of
                     Complete Years
                        Since We          Withdrawal
                    Received the New     Charge (as a
                       Purchase         Percentage of New
                        Payment            or Existing
Number of Complete                         Purchase
Years Since Rider    Being Withdrawn       Payments
       Date                                Withdrawn)

        0                   0                  3%
        1                   1                  2%
        2                   2                  1%
        3+                  3+                 0%

Once all purchase payments have been withdrawn, additional withdrawals will not be assessed a withdrawal charge. The maximum aggregate early withdrawal charge on existing and new purchase payments withdrawn after the Rider Date is 3% of your purchase payments.

FREE WITHDRAWAL AMOUNT. If you elected the Rider, each Contract Year, you will continue to have the option to make withdrawals of up to 15% of your purchase payments without paying a withdrawal charge. However, under the Rider, the Free Withdrawal Amount is 15% of the amount of purchase payments as of the Rider Date
or the most recent Contract Anniversary, whichever is later.   As with all
withdrawals, we will treat withdrawals as coming from the oldest purchase payments first. Unused portions of the Free Withdrawal Amount do not carry forward to future Contract Years.






MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook") issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate acquired from Northbrook all of the Northbrook's assets and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

On March 8, 2006, Allstate Life announced that it had entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life will sell, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. The Agreement also provides that Allstate Life and PICA will enter into an administrative services agreement pursuant to which PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Contract. The transaction is subject to regulatory approvals, and it is expected that it will be completed by the end of the second quarter of 2006.



THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.


                                 32  PROSPECTUS

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or


                                 33  PROSPECTUS
trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley DW Inc., Morgan Stanley DW, a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley DW is a member of the New York Stock Exchange and the National Association of Securities Dealers.

IN ADDITION, MORGAN STANLEY DW MAY PAY ANNUALLY TO ITS REPRESENTATIVES, FROM ITS PROFITS, A PERSISTENCY BONUS THAT WILL TAKE INTO ACCOUNT, AMONG OTHER THINGS, THE LENGTH OF TIME PURCHASE PAYMENTS HAVE BEEN HELD UNDER THE CONTRACT AND CONTRACT VALUE.



ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we will enter into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.


We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract owner records;

.. Contract owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. Contract statements are currently mailed on a quarterly basis. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.




                                 34  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of


                                 35  PROSPECTUS
the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution


                                 36  PROSPECTUS
made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


                                 37  PROSPECTUS

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount.
 These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.


                                  38  PROSPECTUS

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").


                                 39  PROSPECTUS

ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL  RETIREMENT  ACCOUNTS  (COMMONLY KNOWN AS CUSTODIAL
IRAS).  Code  Section  408  permits a  custodian  or  trustee  of an  Individual
Retirement  Account to purchase an annuity as an  investment  of the  Individual
Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

 . incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

                                 40  PROSPECTUS

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.


                                 41  PROSPECTUS

APPENDIX A - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

The following tables show the Accumulation Unit Values for each of the Variable Sub-Accounts for base Contracts without any optional benefit (with a 1.25% mortality and expense risk charge), and Contracts with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 (with a 1.95% mortality and expense risk charge). These two tables represent the lowest and highest combination of charges available under the Contracts. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for Contracts with each other optional benefit, or available combination thereof. Please contact us at 1-800-654-2397 to obtain a copy of the Statement of Additional Information.

Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:

The Morgan Stanley VIS Money Market - Class X Sub-Account, Morgan Stanley VIS Income Plus - Class X Sub-Account, Morgan Stanley VIS High Yield - Class X Sub-Account, Morgan Stanley VIS Utilities - Class X Sub-Account, Morgan Stanley VIS Dividend Growth - Class X Sub-Account, Morgan Stanley VIS Equity - Class X Sub-Account and Morgan Stanley VIS Strategist - Class X Sub-Account commenced operations on October 25, 1990. The Morgan Stanley VIS European Equity - Class X Sub-Account was first offered on March 1, 1991. The Morgan Stanley VIS Global Dividend Growth - Class X Sub-Account was first offered on February 23, 1994. Morgan Stanley VIS Income Builder - Class X Sub-Account was first offered on January 21, 1997. The Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF International Magnum, Class I Sub-Account, Van Kampen UIF Emerging Markets Equity, Class I Sub-Account, and Van Kampen LIT Emerging Growth, Class I Sub-Account were first offered on March 16, 1998. The Morgan Stanley VIS S&P 500 Index - Class X Sub-Account, Morgan Stanley VIS Global Advantage - Class X Sub-Account and Van Kampen UIF U.S. Real Estate, Class I Sub-Account were first offered on May 18, 1998. The Morgan Stanley VIS Limited Duration - Class X Sub-Account and Morgan Stanley VIS Aggressive Equity - Class X Sub-Account were first offered on May 3, 1999. The Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account, the AIM V.I. Capital Appreciation - Series I Sub-Account, the AllianceBernstein Growth - Class B Sub-Account, AllianceBernstein Growth and Income - Class B Sub-Account, and AllianceBernstein Large Cap Growth - Class B Sub-Account, and the Putnam VT Growth and Income - Class IB Sub-Account, Putnam VT International Equity - Class IB Sub-Account and Putnam VT Voyager - Class IB Sub-Account were first offered on January 31, 2000. The Morgan Stanley VIS Information - Class X Sub-Account was first offered on November 6, 2001. The Van Kampen UIF Mid Cap Growth, Class I Sub-Account, Van Kampen LIT Comstock, Class I Sub-Account, and Putnam VT Small Cap Value - Class IB Sub-Account were first offered on May 1, 2002.

The Van Kampen LIT Aggressive Growth, Class II Sub-Account, AIM V.I. Mid Cap Core Equity - Series I Sub-Account, FTVIP Franklin High Income - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account and FTVIP Templeton Foreign Securities - Class 2 Sub-Account which were first offered on May 1, 2004, The AIM V.I. Core Equity - Series I Sub-Account was first offered as of May 1, 2006.










                                 42  PROSPECTUS

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT FOR EACH OF THE LAST TEN FISCAL YEARS (BASE CONTRACT)
--------------------------------------------------------------------------------


FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                                 1996         1997         1998         1999          2000

Morgan Stanley VIS Aggressive Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -  $    10.000   $    14.447
 Accumulation Unit Value, End of Period                                     -            -            -  $    14.447   $     8.324
 Number of Units Outstanding, End of Period                                 -            -            -      924,675       330,757
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    21.505  $    26.298  $    32.590  $    36.725   $    35.384
 Accumulation Unit Value, End of Period                           $    26.298  $    32.590  $    36.725  $    35.384   $    36.762
 Number of Units Outstanding, End of Period                        38,902,776   39,673,542   36,334,173   31,771,950    22,447,720
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    25.864  $    28.669  $    38.873  $    50.025   $    78.284
 Accumulation Unit Value, End of Period                           $    28.669  $    38.873  $    50.025  $    78.284   $    67.698
 Number of Units Outstanding, End of Period                        13,438,192   13,511,972   12,608,741   13,033,466    12,262,797
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    18.976  $    24.335  $    27.870  $    34,083   $    43.419
 Accumulation Unit Value, End of Period                           $    24.335  $    27.870  $    34.083  $    43.419   $    40.733
 Number of Units Outstanding, End of Period                        10,006,937    9,765,284    8,967,887    7,442,535     6,307,478
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -  $    10.000  $     9.728   $    12.177
 Accumulation Unit Value, End of Period                                     -            -  $     9.728  $    12.177   $     9.926
 Number of Units Outstanding, End of Period                                 -            -    1,432,745    1,766,647     2,405,879
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    11.935  $    13.845  $    15.304  $    16.991   $    19.219
 Accumulation Unit Value, End of Period                           $    13.845  $    15.304  $    16.991  $    19.219   $    18.489
 Number of Units Outstanding, End of Period                        19,847,332   21,662,482   17,634,472   15,377,323    11,064,552
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    21.859  $    24.148  $    26.652  $    24.658   $    24.009
 Accumulation Unit Value, End of Period                           $    24.148  $    26.652  $    24.658  $    24.009   $    16.055
 Number of Units Outstanding, End of Period                         7,988,916    8,797,892    8,199,142    6,186,696     4,112,148
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                               -  $    10.000  $    12.084  $    12.297   $    12.997
 Accumulation Unit Value, End of Period                                     -  $    12.084  $    12.297  $    12.997   $    12.846
 Number of Units Outstanding, End of Period                                 -    2,364,583    2,979,980    2,557,977     1,868,522
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    16.373  $    16.404  $    17.983  $    19.265   $    18.200
 Accumulation Unit Value, End of Period                           $    16.404  $    17.983  $    19.265  $    18.200   $    19.949
 Number of Units Outstanding, End of Period                        24,233,104   20,839,536   20,312,197   16,872,144    12,923,991
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Information - Class X Sub-Account /(1)/
 Accumulation Unit Value, Beginning of Period                               -            -            -            -   $    10.000
 Accumulation Unit Value, End of Period                                     -            -            -            -   $     9.292
 Number of Units Outstanding, End of Period                                 -            -            -            -        63,540
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -  $    10.000   $    10.065
 Accumulation Unit Value, End of Period                                     -            -            -  $    10.065   $    10.511
 Number of Units Outstanding, End of Period                                 -            -            -      127,159       247,190
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    11.653  $    12.084  $    12.546  $    12.979   $    13.460
 Accumulation Unit Value, End of Period                           $    12.084  $    12.546  $    12.979  $    13.460   $    14.083
 Number of Units Outstanding, End of Period                        21,476,904   18,625,330   21,159,031   17,541,394    13,100,511
-----------------------------------------------------------------------------------------------------------------------------------


                                 43  PROSPECTUS


Morgan Stanley VIS S&P 500 Index - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -  $    10.000  $    11.126   $    13.198
 Accumulation Unit Value, End of Period                                     -            -  $    11.126  $    13.198   $    11.800
 Number of Units Outstanding, End of Period                                 -            -    1,722,709    4,729,418     5,685,459
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    16.919  $    19.199  $    21.540  $    26.875   $    31.136
 Accumulation Unit Value, End of Period                           $    19.199  $    21.540  $    26.875  $    31.136   $    31.226
 Number of Units Outstanding, End of Period                        17,132,441   16,153,105   14,574,012   13,273,409    11,520,579
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    17.999  $    19.298  $    24.208  $    29.461   $    32.870
 Accumulation Unit Value, End of Period                           $    19.298  $    24.208  $    29.461  $    32.870   $    33.417
 Number of Units Outstanding, End of Period                        19,259,329   15,172,387   13,541,542   11,688,649     9,889,545
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -  $    10.000  $     7.102   $    13.643
 Accumulation Unit Value, End of Period                                     -            -  $     7.102  $    13.643   $     8.224
 Number of Units Outstanding, End of Period                                 -            -       82,002      609,573       496,918
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -  $    10.000  $    10.104   $    13.901
 Accumulation Unit Value, End of Period                                     -            -  $    10.104  $    13.901   $    12.105
 Number of Units Outstanding, End of Period                                 -            -      822,038    1,653,843     2,584,832
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -  $    10.000  $     9.790   $    12.092
 Accumulation Unit Value, End of Period                                     -            -  $     9.790  $    12.092   $    10.448
 Number of Units Outstanding, End of Period                                 -            -      136,628      281,569       521,562
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -   $    10.000
 Accumulation Unit Value, End of Period                                     -            -            -            -   $    10.243
 Number of Units Outstanding, End of Period                                 -            -            -            -       130,014
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -  $    10.000  $     9.062   $     8.808
 Accumulation Unit Value, End of Period                                     -            -  $     9.062  $     8.808   $    11.235
 Number of Units Outstanding, End of Period                                 -            -       79,729      230,000       509,161
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -  $    10.000  $    11.997   $    24.191
 Accumulation Unit Value, End of Period                                     -            -  $    11.997  $    24.191   $    21.445
 Number of Units Outstanding, End of Period                                 -            -      254,704    1,761,875     3,397,290
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series I Sub-Account /(2)/
 Accumulation Unit Value, Beginning of Period                               -            -            -            -   $    10.000
 Accumulation Unit Value, End of Period                                     -            -            -            -   $     8.324
 Number of Units Outstanding, End of Period                                 -            -            -            -       330,757
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series I Sub-Account/ (3)/
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series I Sub-Account



                                  44  PROSPECTUS

 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -   $    10.000
 Accumulation Unit Value, End of Period                                     -            -            -            -   $     8.145
 Number of Units Outstanding, End of Period                                 -            -            -            -       256,762
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -   $    10.000
 Accumulation Unit Value, End of Period                                     -            -            -            -   $    10.764
 Number of Units Outstanding, End of Period                                 -            -            -            -       710,787
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Large Cap Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -   $    10.000
 Accumulation Unit Value, End of Period                                     -            -            -            -   $     7.861
 Number of Units Outstanding, End of Period                                 -            -            -            -     1,090,403
-----------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -   $    10.000
 Accumulation Unit Value, End of Period                                     -            -            -            -   $    10.800
 Number of Units Outstanding, End of Period                                 -            -            -            -       294,258
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -   $    10.000
 Accumulation Unit Value, End of Period                                     -            -            -            -   $     9.083
 Number of Units Outstanding, End of Period                                 -            -            -            -       577,155
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -   $    10.000
 Accumulation Unit Value, End of Period                                     -            -            -            -   $     8.125
 Number of Units Outstanding, End of Period                                 -            -            -            -       594,706
-----------------------------------------------------------------------------------------------------------------------------------


FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                                 2001         2002         2003         2004         2005

Morgan Stanley VIS Aggressive Equity - Class X Sub-Account

                                 45  PROSPECTUS

 Accumulation Unit Value, Beginning of Period                     $     8.324  $     9.905  $     7.563  $    9.407   $   10.460
 Accumulation Unit Value, End of Period                           $     9.905  $     7.563  $     9.407  $   10.460   $   12.712
 Number of Units Outstanding, End of Period                         2,037,605    1,469,643    1,182,043     899,342      637,524
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    36.762  $    34.380  $    27.809  $   35.088   $   37.546
 Accumulation Unit Value, End of Period                           $    34.380  $    27.809  $    35.088  $   37.546   $   39.122
 Number of Units Outstanding, End of Period                        18,402,631   14,271,895   11,388,813   8,614,729    6,150,647
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    67.698  $    48.840  $    37.962  $   45.995   $   50.436
 Accumulation Unit Value, End of Period                           $    48.840  $    37.962  $    45.995  $   50.436   $   58.796
 Number of Units Outstanding, End of Period                         9,213,699    6,962,525    5,390,368   4,082,674    2,973,450
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    40.733  $    33.048  $    25.640  $   32.640   $   36.304
 Accumulation Unit Value, End of Period                           $    33.048  $    25.640  $    32.640  $   36.304   $   38.931
 Number of Units Outstanding, End of Period                         4,613,136    3,538,947    2,729,709   2,086,485    1,443,696
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $     9.926  $     7.501  $     5.865  $    7.587   $    8.424
 Accumulation Unit Value, End of Period                           $     7.501  $     5.865  $     7.587  $    8.424   $    8.877
 Number of Units Outstanding, End of Period                         1,726,377    1,176,968    1,000,001     764,552      555,009
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    18.489  $    17.100  $    14.759  $   19.231   $   21.807
 Accumulation Unit Value, End of Period                           $    17.100  $    14.759  $    19.231  $   21.807   $   22.879
 Number of Units Outstanding, End of Period                         8,650,672    6,686,000    5,329,708   4,254,555    3,176,388
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    16.055  $    10.493  $     9.614  $   12.115   $   13.129
 Accumulation Unit Value, End of Period                           $    10.493  $     9.614  $    12.115  $   13.129   $   13.236
 Number of Units Outstanding, End of Period                         2,971,097    2,130,485    2,018,163   1,548,414      962,837
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    12.846  $    12.964  $    11.813  $   14.084   $   15.418
 Accumulation Unit Value, End of Period                           $    12.964  $    11.813  $    14.084  $   15.418   $   16.270
 Number of Units Outstanding, End of Period                         1,759,604    1,492,253    1,199,577     970,700      656,182
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    19.949  $    21.563  $    22.447  $   24.016   $   24.933
 Accumulation Unit Value, End of Period                           $    21.563  $    22.447  $    24.016  $   24.933   $   25.417
 Number of Units Outstanding, End of Period                        11,955,743    9,891,692    7,521,052   5,706,741    4,193,246
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Information - Class X Sub-Account /(1 )/
 Accumulation Unit Value, Beginning of Period                     $     9.292  $     5.236  $     2.940  $    4.672   $    4.773
 Accumulation Unit Value, End of Period                           $     5.236  $     2.940  $     4.672  $    4.773   $    4.737
 Number of Units Outstanding, End of Period                           289,805      200,890      313,079     228,884      172,016
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    10.511  $    11.067  $    11.361  $   11.459   $   11.466
 Accumulation Unit Value, End of Period                           $    11.067  $    11.361  $    11.459  $   11.466   $   11.524
 Number of Units Outstanding, End of Period                           998,378    2,184,695    1,875,942   1,494,669    1,125,988
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    14.083  $    14.436  $    14.433  $   14.334   $   14.265
 Accumulation Unit Value, End of Period                           $    14.436  $    14.433  $    14.334  $   14.265   $   14.467
 Number of Units Outstanding, End of Period                        14,122,157   12,828,970    8,011,135   6,004,073    4,778,094
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    11.800  $    10.217  $     7.813  $    9.856   $   10.754
 Accumulation Unit Value, End of Period                           $    10.217  $     7.813  $     9.856  $   10.754   $   11.102
 Number of Units Outstanding, End of Period                         4,881,154    4,046,964    3,888,379   3,407,326    2,439,845
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    31.226  $    27.669  $    24.598  $   30.638   $   33.363
 Accumulation Unit Value, End of Period                           $    27.669  $    24.598  $    30.638  $   33.363   $   35.656


                                 46  PROSPECTUS

 Number of Units Outstanding, End of Period                         8,955,954    6,737,267    5,265,389   3,980,578    2,909,826
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    33.417  $    24.478  $    18.627  $   21.565   $   25.671
 Accumulation Unit Value, End of Period                           $    24.478  $    18.627  $    21.565  $   25.671   $   29.031
 Number of Units Outstanding, End of Period                         7,554,143    5,635,019    4,217,232   3,267,278    2,450,035
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $     8.224  $     7.586  $     6.819  $   10.069   $   12.230
 Accumulation Unit Value, End of Period                           $     7.586  $     6.819  $    10.069  $   12.230   $   16.151
 Number of Units Outstanding, End of Period                           391,194      461,316      507,331     464,745      380,097
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    12.105  $    10.137  $     7.214  $    8.892   $    9.455
 Accumulation Unit Value, End of Period                           $    10.137  $     7.214  $     8.892  $    9.455   $   10.794
 Number of Units Outstanding, End of Period                         1,754,951    1,312,108    1,115,541     939,474      694,442
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    10.448  $     8.319  $     6.827  $    8.582   $    9.940
 Accumulation Unit Value, End of Period                           $     8.319  $     6.827  $     8.582  $    9.940   $   10.892
 Number of Units Outstanding, End of Period                           463,678      405,211      472,457     449,004      408,589
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -  $    10.000  $     7.326  $   10.246   $   12.292
 Accumulation Unit Value, End of Period                                     -  $     7.326  $    10.246  $   12.292   $   14.258
 Number of Units Outstanding, End of Period                                 -       35,545      253,955     324,513      277,181
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    10.243  $     9.786  $     6.949  $    9.702   $   10.969
 Accumulation Unit Value, End of Period                           $     9.786  $     6.949  $     9.702  $   10.969   $   12.154
 Number of Units Outstanding, End of Period                           842,184      863,660      848,880     819,612      621,597
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    11.235  $    12.174  $    11.835  $   16.167   $   21.756
 Accumulation Unit Value, End of Period                           $    12.174  $    11.835  $    16.167  $   21.756   $   25.125
 Number of Units Outstanding, End of Period                           494,048      644,176      567,867     465,548      294,218
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -  $   10.000   $   11.148
 Accumulation Unit Value, End of Period                                     -            -            -  $   11.148   $   12.221
 Number of Units Outstanding, End of Period                                 -            -            -      13,131       24,994
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -  $    10.000  $     8.066  $   10.425   $   12.111
 Accumulation Unit Value, End of Period                                     -  $     8.066  $    10.425  $   12.111   $   12.472
 Number of Units Outstanding, End of Period                                 -      612,695    1,477,236   2,137,081    1,989,581
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    21.445  $    14.493  $     9.654  $   12.129   $   12.808
 Accumulation Unit Value, End of Period                           $    14.493  $     9.654  $    12.129  $   12.808   $   13.639
 Number of Units Outstanding, End of Period                         2,278,513    1,675,939    1,366,571   1,059,152      753,367
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series I Sub-Account /(2)/
 Accumulation Unit Value, Beginning of Period                     $     8.324  $     6.300  $     4.702  $    6.008   $    6.320
 Accumulation Unit Value, End of Period                           $     6.300  $     4.702  $     6.008  $    6.320   $    6.787
 Number of Units Outstanding, End of Period                           336,633      284,291      306,517     291,181      217,208
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series I Sub-Account /(3)/
 Accumulation Unit Value, Beginning of Period                               -            -            -           -            -
 Accumulation Unit Value, End of Period                                     -            -            -           -            -
 Number of Units Outstanding, End of Period                                 -            -            -           -            -
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -  $   10.000   $   10.838
 Accumulation Unit Value, End of Period                                     -            -            -  $   10.838   $   11.507
 Number of Units Outstanding, End of Period                                 -            -            -      20,079      107,383
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $     8.145  $     6.135  $     4.342  $    5.770   $    6.520
 Accumulation Unit Value, End of Period                           $     6.135  $     4.342  $     5.770  $    6.520   $    7.181



                                 47  PROSPECTUS

Number of Units Outstanding, End of Period                           375,013      279,753      582,899     732,150      549,286
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    10.764  $    10.635  $     8.156  $   10.636   $   11.671
 Accumulation Unit Value, End of Period                           $    10.635  $     8.156  $    10.636  $   11.671   $   12.045
 Number of Units Outstanding, End of Period                         2,686,180    2,122,155    2,063,625   1,740,326    1,279,033
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Large Cap Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $     7.861  $     6.406  $     4.371  $    5.320   $    5.686
 Accumulation Unit Value, End of Period                           $     6.406  $     4.371  $     5.320  $    5.686   $    6.443
 Number of Units Outstanding, End of Period                         1,004,407      923,651      670,836     557,743      503,519
--------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -  $   10.000   $   10.713
 Accumulation Unit Value, End of Period                                     -            -            -  $   10.713   $   10.920
 Number of Units Outstanding, End of Period                                 -            -            -      73,220       29,053
--------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -  $   10.000   $   11.259
 Accumulation Unit Value, End of Period                                     -            -            -  $   11.259   $   11.286
 Number of Units Outstanding, End of Period                                 -            -            -     109,912      293,020
--------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -           -   $   10.000
 Accumulation Unit Value, End of Period                                     -            -            -           -   $   11.352
 Number of Units Outstanding, End of Period                                 -            -            -           -       57,973
---------------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -  $   10.000   $   10.970
 Accumulation Unit Value, End of Period                                     -            -            -  $   10.970   $   11.965
 Number of Units Outstanding, End of Period                                 -            -            -      40,237      200,311
--------------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -  $   10.000   $   11.538
 Accumulation Unit Value, End of Period                                     -            -            -  $   11.538   $   12.541
 Number of Units Outstanding, End of Period                                 -            -            -      56,465      218,833
------------------------------------------------------------------------------------------------------------------------- ------
Putnam VT Growth and Income - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    10.800  $     9.973  $     7.971  $   10.018   $   10.982
 Accumulation Unit Value, End of Period                           $     9.973  $     7.971  $    10.018  $   10.982   $   11.401
 Number of Units Outstanding, End of Period                           357,566      337,171      356,652     281,169      185,642
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $     9.083  $     7.114  $     5.778  $    7.327   $    8.400
 Accumulation Unit Value, End of Period                           $     7.114  $     5.778  $     7.327  $    8.400   $    9.298
 Number of Units Outstanding, End of Period                           662,362      594,387      619,117     469,236      427,528
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                               -  $    10.000  $     7.308  $   10.789   $   13.435
 Accumulation Unit Value, End of Period                                     -  $     7.308  $    10.789  $   13.435   $   14.188
 Number of Units Outstanding, End of Period                                 -      198,217      180,269     144,803       96,506
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $     8.125  $     6.219  $     4.508  $    5.555   $    5.757
 Accumulation Unit Value, End of Period                           $     6.219  $     4.508  $     5.555  $    5.757   $    6.003
 Number of Units Outstanding, End of Period                           647,820      801,112      457,530     381,566      281,603
--------------------------------------------------------------------------------------------------------------------------------



*The date the Variable Sub-Accounts were first offered under the Contracts are shown above this table on page 43. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge.

(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio - Class X will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money Market Portfolio - Class X Sub-account..

(2) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1, 2006 we combined the AIM V.I. Growth - Series I Sub-Account into the AIM V.I. Capital Appreciation - Series I Sub-Account.

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May 1, 2006 we combined the AIM V.I. Premier Equity - Series I Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.


                                 48  PROSPECTUS

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED (WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT COMBINATION OPTION 2)
--------------------------------------------------------------------------------


FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                               2000     2001     2002     2003      2004
Morgan Stanley VIS Aggressive Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.129  $ 7.098  $ 5.382   $ 6.647
 Accumulation Unit Value, End of Period                           $10.129  $ 7.098  $ 5.382  $ 6.647   $ 7.340
 Number of Units Outstanding, End of Period                             0    1,652    1,817    2,091     2,005
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.495  $ 9.745  $ 7.828   $ 9.808
 Accumulation Unit Value, End of Period                           $10.495  $ 9.745  $ 7.828  $ 9.808   $10.422
 Number of Units Outstanding, End of Period                         3,475   41,334   55,944   62,454    30,254
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.128  $ 9.745  $ 5.600   $ 6.737
 Accumulation Unit Value, End of Period                           $10.128  $ 9.745  $ 5.600  $ 6.737   $ 7.336
 Number of Units Outstanding, End of Period                             0   69,035   82,007   85,882    49,330
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.401  $ 8.378  $ 6.455   $ 8.160
 Accumulation Unit Value, End of Period                           $10.401  $ 8.378  $ 6.455  $ 8.160   $ 9.013
 Number of Units Outstanding, End of Period                             0   25,476   33,850   33,441    19,099
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.869  $ 7.411  $ 5.749   $ 7.386
 Accumulation Unit Value, End of Period                           $ 9.869  $ 7.411  $ 5.749  $ 7.386   $ 8.143
 Number of Units Outstanding, End of Period                             0    5,126    8,431    7,075     6,273
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.319  $ 9.476  $ 8.121   $10.509
 Accumulation Unit Value, End of Period                           $10.319  $ 9.476  $ 8.121  $10.509   $11.833
 Number of Units Outstanding, End of Period                             0   18,699   27,267   33,076    26,554
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $$9.542  $ 6.192  $ 5.633   $ 7.050
 Accumulation Unit Value, End of Period                           $ 9.542  $ 6.192  $ 5.633  $ 7.050   $ 7.586
 Number of Units Outstanding, End of Period                            98      204    1,853    2,331     1,648
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.277  $10.483  $ 9.318   $11.032
 Accumulation Unit Value, End of Period                           $10.277  $10.483  $ 9.318  $11.032   $11.993
 Number of Units Outstanding, End of Period                             0        0      936    8,277     7,491
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.017  $10.751  $11.114   $11.808
 Accumulation Unit Value, End of Period                           $10.017  $10.751  $11.114  $11.808   $12.173
 Number of Units Outstanding, End of Period                         2,755   13,344   18,094   19,180    22,351
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Information - Class X Sub-Account/ (1)/
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.593  $ 5.367  $ 2.992   $ 4.723
 Accumulation Unit Value, End of Period                           $ 9.593  $ 5.367  $ 2.992  $ 4.723   $ 4.791
 Number of Units Outstanding, End of Period                             0    1,581      228    1,470        28
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.007  $10.461  $10.664   $10.681
 Accumulation Unit Value, End of Period                           $10.007  $10.461  $10.664  $10.681   $10.613
 Number of Units Outstanding, End of Period                             0    9,043   30,423    8,647       474
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.017  $10.194  $10.121   $ 9.982
 Accumulation Unit Value, End of Period                           $10.017  $10.194  $10.121  $ 9.982   $ 9.864




                                 49  PROSPECTUS

 Number of Units Outstanding, End of Period                             0        0    7,283   10,899     5,213
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.978  $ 8.578  $ 6.514   $ 8.159
 Accumulation Unit Value, End of Period                           $ 9.978  $ 8.578  $ 6.514  $ 8.159   $ 8.841
 Number of Units Outstanding, End of Period                             0    4,348   10,101    7,819     6,666
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.071  $ 8.861  $ 7.822   $ 9.675
 Accumulation Unit Value, End of Period                           $10.071  $ 8.861  $ 7.822  $ 9.675   $10.462
 Number of Units Outstanding, End of Period                         3,347    5,682    3,623   11,837    11,558
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.139  $ 7.374  $ 5.573   $ 6.406
 Accumulation Unit Value, End of Period                           $10.139  $ 7.374  $ 5.573  $ 6.406   $ 7.573
 Number of Units Outstanding, End of Period                         6,315    3,081    1,656    2,634       571
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.538  $ 8.736  $ 7.797   $11.433
 Accumulation Unit Value, End of Period                           $ 9.538  $ 8.736  $ 7.797  $11.433   $13.790
 Number of Units Outstanding, End of Period                             0    7,015   10,972   15,738    14,257
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.829  $ 8.172  $ 5.775   $ 7.069
 Accumulation Unit Value, End of Period                           $ 9.829  $ 8.172  $ 5.775  $ 7.069   $ 7.464
 Number of Units Outstanding, End of Period                             0    6,041    8,634    8,594     6,644
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.198  $ 8.062  $ 6.571   $ 8.202
 Accumulation Unit Value, End of Period                           $10.198  $ 8.062  $ 6.571  $ 8.202   $ 9.433
 Number of Units Outstanding, End of Period                             0    4,891    8,959    7,729     6,724
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                           -        -  $10.000  $ 7.291   $10.127
 Accumulation Unit Value, End of Period                                 -        -  $ 7.291  $10.127   $12.065
 Number of Units Outstanding, End of Period                             -        -    9,244    9,732     4,775
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.319  $ 9.790  $ 6.903   $ 9.571
 Accumulation Unit Value, End of Period                           $10.319  $ 9.790  $ 6.903  $ 9.571   $10.745
 Number of Units Outstanding, End of Period                             0    7,459    9,315   14,752    14,091
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.025  $10.786  $10.412   $14.124
 Accumulation Unit Value, End of Period                           $10.025  $10.786  $10.412  $14.124   $18.874
 Number of Units Outstanding, End of Period                             0    4,991    9,476    6,979     5,869
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                           -        -        -        -   $10.000
 Accumulation Unit Value, End of Period                                 -        -        -        -   $11.095
 Number of Units Outstanding, End of Period                             -        -        -        -         0
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                           -        -  $10.000  $ 8.029   $10.304
 Accumulation Unit Value, End of Period                                 -        -  $ 8.029  $10.304   $11.887
 Number of Units Outstanding, End of Period                             -        -      359    8,291     8,941
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.838  $ 6.601  $ 4.366   $ 5.448
 Accumulation Unit Value, End of Period                           $ 9.838  $ 6.601  $ 4.366  $ 5.448   $ 5.713
 Number of Units Outstanding, End of Period                             0   17,319   25,304   24,193    18,048
---------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series I Sub-Account /(2) /
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.895  $ 7.436  $ 5.510   $ 6.992
 Accumulation Unit Value, End of Period                           $ 9.895  $ 7.436  $ 5.510  $ 6.992   $ 7.304
 Number of Units Outstanding, End of Period                             0   13,961   25,054   21,313    19,669
---------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series I Sub-Account/ (3) /
 Accumulation Unit Value, Beginning of Period                           -        -        -        -         -
 Accumulation Unit Value, End of Period                                 -        -        -        -         -
 Number of Units Outstanding, End of Period                             -        -        -        -         -
---------------------------------------------------------------------------------------------------------------



                                 50  PROSPECTUS

AIM V.I. Mid Cap Core Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                           -        -        -        -   $10.000
 Accumulation Unit Value, End of Period                                 -        -        -        -   $10.787
 Number of Units Outstanding, End of Period                             -        -        -        -         8
---------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.927  $ 7.424  $ 5.217   $ 6.885
 Accumulation Unit Value, End of Period                           $ 9.927  $ 7.424  $ 5.217  $ 6.885   $ 7.726
 Number of Units Outstanding, End of Period                             0    4,367    6,161    5,057     4,213
---------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.359  $10.162  $ 7.739   $10.022
 Accumulation Unit Value, End of Period                           $10.359  $10.162  $ 7.739  $10.022   $10.920
 Number of Units Outstanding, End of Period                             0    5,013    7,042   12,771    13,421
---------------------------------------------------------------------------------------------------------------
AllianceBernstein Large Cap Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.807  $ 7.935  $ 5.376   $ 6.498
 Accumulation Unit Value, End of Period                           $ 9.807  $ 7.935  $ 5.376  $ 6.498   $ 6.897
 Number of Units Outstanding, End of Period                             0    5,423    5,914    4,757     4,215
---------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                           -        -        -        -   $10.000
 Accumulation Unit Value, End of Period                                 -        -        -        -   $10.662
 Number of Units Outstanding, End of Period                             -        -        -        -         0
---------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                           -        -        -        -   $10.000
 Accumulation Unit Value, End of Period                                 -        -        -        -   $11.205
 Number of Units Outstanding, End of Period                             -        -        -        -         0
---------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                           -        -        -        -         -
 Accumulation Unit Value, End of Period                                 -        -        -        -         -
 Number of Units Outstanding, End of Period                             -        -        -        -         -
---------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                           -        -        -        -   $10.000
 Accumulation Unit Value, End of Period                                 -        -        -        -   $10.917
 Number of Units Outstanding, End of Period                             -        -        -        -        20
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                           -        -        -        -   $10.000
 Accumulation Unit Value, End of Period                                 -        -        -        -   $11.483
 Number of Units Outstanding, End of Period                             -        -        -        -        20
---------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.225  $ 9.375  $ 7.441   $ 9.286
 Accumulation Unit Value, End of Period                           $10.225  $ 9.375  $ 7.441  $ 9.286   $10.109
 Number of Units Outstanding, End of Period                             0    3,587    5,340   11,842    12,033
---------------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.316  $ 8.022  $ 6.470   $ 8.147
 Accumulation Unit Value, End of Period                           $10.316  $ 8.022  $ 6.470  $ 8.147   $ 9.275
 Number of Units Outstanding, End of Period                             0    4,133    7,113    7,249     4,937
---------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                           -        -  $10.000  $ 7.274   $10.664
 Accumulation Unit Value, End of Period                                 -        -  $ 7.274  $10.664   $13.187
 Number of Units Outstanding, End of Period                             -        -      158      315       271
---------------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.817  $ 7.522  $ 5.414   $ 6.625
 Accumulation Unit Value, End of Period                           $ 9.817  $ 7.522  $ 5.414  $ 6.625   $ 6.817
 Number of Units Outstanding, End of Period                             0    4,086    7,096    6,303     5,753
---------------------------------------------------------------------------------------------------------------





                                 51  PROSPECTUS

FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                                    2005
Morgan Stanley VIS Aggressive Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                          $ 7.340
 Accumulation Unit Value, End of Period                                $ 8.857
 Number of Units Outstanding, End of Period                              1,314
-------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                          $10.422
 Accumulation Unit Value, End of Period                                $10.783
 Number of Units Outstanding, End of Period                             26,322
-------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                          $ 7.336
 Accumulation Unit Value, End of Period                                $ 8.493
 Number of Units Outstanding, End of Period                             46,632
-------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                          $ 9.013
 Accumulation Unit Value, End of Period                                $ 9.598
 Number of Units Outstanding, End of Period                             17,253
-------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                          $ 8.143
 Accumulation Unit Value, End of Period                                $ 8.521
 Number of Units Outstanding, End of Period                              5,603
-------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                          $11.833
 Accumulation Unit Value, End of Period                                $12.328
 Number of Units Outstanding, End of Period                             23,800
-------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                          $ 7.586
 Accumulation Unit Value, End of Period                                $ 7.595
 Number of Units Outstanding, End of Period                              1,648
-------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                          $11.993
 Accumulation Unit Value, End of Period                                $12.568
 Number of Units Outstanding, End of Period                              9,338
-------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                          $12.173
 Accumulation Unit Value, End of Period                                $12.324
 Number of Units Outstanding, End of Period                             21,235
-------------------------------------------------------------------------------
Morgan Stanley VIS Information - Class X Sub-Account /(1)/
 Accumulation Unit Value, Beginning of Period                          $ 4.791
 Accumulation Unit Value, End of Period                                $ 4.722
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                          $10.613
 Accumulation Unit Value, End of Period                                $10.592
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                          $ 9.864
 Accumulation Unit Value, End of Period                                $ 9.934
 Number of Units Outstanding, End of Period                              4,581
-------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                          $ 8.841
 Accumulation Unit Value, End of Period                                $ 9.064
 Number of Units Outstanding, End of Period                              5,253
-------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                          $10.462
 Accumulation Unit Value, End of Period                                $11.104




                                 53  PROSPECTUS



Number of Units Outstanding, End of Period                             10,797
-------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                          $ 7.573
 Accumulation Unit Value, End of Period                                $ 8.505
 Number of Units Outstanding, End of Period                              3,652
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                          $13.790
 Accumulation Unit Value, End of Period                                $18.086
 Number of Units Outstanding, End of Period                             13,231
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                          $ 7.464
 Accumulation Unit Value, End of Period                                $ 8.461
 Number of Units Outstanding, End of Period                              4,914
-------------------------------------------------------------------------------
Van Kampen UIF International Magnum, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                          $ 9.433
 Accumulation Unit Value, End of Period                                $10.265
 Number of Units Outstanding, End of Period                              5,050
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                          $12.065
 Accumulation Unit Value, End of Period                                $13.897
 Number of Units Outstanding, End of Period                              4,568
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                          $10.745
 Accumulation Unit Value, End of Period                                $11.823
 Number of Units Outstanding, End of Period                             14,685
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                          $18.874
 Accumulation Unit Value, End of Period                                $21.646
 Number of Units Outstanding, End of Period                              5,673
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                          $11.095
 Accumulation Unit Value, End of Period                                $12.077
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                          $11.887
 Accumulation Unit Value, End of Period                                $12.156
 Number of Units Outstanding, End of Period                             11,009
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                          $ 5.713
 Accumulation Unit Value, End of Period                                $ 6.041
 Number of Units Outstanding, End of Period                             16,689
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series I Sub-Account/ (2)/
 Accumulation Unit Value, Beginning of Period                          $ 7.304
 Accumulation Unit Value, End of Period                                $ 7.789
 Number of Units Outstanding, End of Period                             16,512
-------------------------------------------------------------------------------
AIM V.I. Core Equity - Series I Sub-Account /(3)/
 Accumulation Unit Value, Beginning of Period                               --
 Accumulation Unit Value, End of Period                                     --
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                          $10.787
 Accumulation Unit Value, End of Period                                $11.372
 Number of Units Outstanding, End of Period                              2,367
-------------------------------------------------------------------------------
AllianceBernstein Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                          $ 7.726
 Accumulation Unit Value, End of Period                                $ 8.450
 Number of Units Outstanding, End of Period                              3,888
-------------------------------------------------------------------------------



                                 54  PROSPECTUS


AllianceBernstein Growth and Income - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                          $10.920
 Accumulation Unit Value, End of Period                                $11.191
 Number of Units Outstanding, End of Period                             12,715
-------------------------------------------------------------------------------
AllianceBernstein Large Cap Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                          $ 6.897
 Accumulation Unit Value, End of Period                                $ 7.761
 Number of Units Outstanding, End of Period                              7,717
-------------------------------------------------------------------------------
FTVIP Franklin High Income - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                          $10.662
 Accumulation Unit Value, End of Period                                $10.791
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                          $11.205
 Accumulation Unit Value, End of Period                                $11.157
 Number of Units Outstanding, End of Period                                 77
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $11.298
 Number of Units Outstanding, End of Period                              2,383
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                          $10.917
 Accumulation Unit Value, End of Period                                $11.825
 Number of Units Outstanding, End of Period                                788
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                          $11.483
 Accumulation Unit Value, End of Period                                $12.394
 Number of Units Outstanding, End of Period                              2,859
-------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                          $10.109
 Accumulation Unit Value, End of Period                                $10.422
 Number of Units Outstanding, End of Period                             11,947
-------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                          $ 9.275
 Accumulation Unit Value, End of Period                                $10.195
 Number of Units Outstanding, End of Period                              4,319
-------------------------------------------------------------------------------
Putnam VT Small Cap Value - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                          $13.187
 Accumulation Unit Value, End of Period                                $13.828
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                          $ 6.817
 Accumulation Unit Value, End of Period                                $ 7.060
 Number of Units Outstanding, End of Period                              4,821
-------------------------------------------------------------------------------




*Contracts with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown on page 43 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.

(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio - Class X will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money Market Portfolio - Class X Sub-account..

(2) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1, 2006 we combined the AIM V.I. Growth - Series I Sub-Account into the AIM V.I. Capital Appreciation - Series I Sub-Account.


                                 55  PROSPECTUS

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May 1, 2006 we combined the we combined the AIM V.I. Premier Equity - Series I Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.






                                 56  PROSPECTUS

APPENDIX B
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT
--------------------------------------------------------------------------------

EXAMPLE 1. In this example, assume that the oldest Owner is age 65 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals =                                                               $0
--------------------------------------------------------------------------------------------------------------------
In-Force Premium =                                                                $100,000 ($100,000 + $0 -$0)
--------------------------------------------------------------------------------------------------------------------
  Death Benefit Earnings =                                                       $25,000 ($125,000 - $100,000)
--------------------------------------------------------------------------------------------------------------------
 Enhanced Earnings Death Benefit =                                                  40 % X $25,000 = $10,000
--------------------------------------------------------------------------------------------------------------------


Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the Death Benefit Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

 Excess of Earnings Withdrawals =                        $ 5,000 ($10,000 - $5,000)
------------------------------------------------------------------------------------------
 In-Force Premium =                                   $95,000 ($100,000 + $0 - $5,000)
------------------------------------------------------------------------------------------
 Death Benefit Earnings =                              $ 19,000 ($114,000 - $95,000)
------------------------------------------------------------------------------------------
 Enhanced Earnings Death Benefit =                         40 %X $19,000 = $7,600
------------------------------------------------------------------------------------------


Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 75 at the time the Enhanced Earnings Death Benefit is elected. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Option is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. A year later, the Owner dies with a Contract Value of $140,000 on the date we receive Due Proof of Death.

 Excess of Earnings Withdrawals =                                                 $30,000 ($50,000 - $20,000)
--------------------------------------------------------------------------------------------------------------------
 In-Force Premium =                                                                       $ 120,000
                                                                                 ($110,000 + $40,000 - $30,000)
--------------------------------------------------------------------------------------------------------------------
Death Benefit Earnings =                                                        $ 20,000  ($140,000 - $120,000)
--------------------------------------------------------------------------------------------------------------------
 Enhanced Earnings Death Benefit =                                                  25 % of $20,000 = $5,000
--------------------------------------------------------------------------------------------------------------------


In this example, In-Force Premium is the Contract Value on the date the Rider was issued plus all later withdrawals and minus Excess-of-Earnings withdrawals. Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.


                                 57  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  Purchases
--------------------------------------------------------------------------------
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Premium Taxes
--------------------------------------------------------------------------------
  Tax Reserves
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APPENDIX A - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 58  PROSPECTUS

MORGAN STANLEY VARIABLE ANNUITY 3

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 80469, LINCOLN, NE 68501-0469
TELEPHONE NUMBER: 1-800-654-2397, FAX: 1-866-628-1006      PROSPECTUS DATED MAY 1, 2006

 -------------------------------------------------------------------------------
Allstate Life Insurance Company ("ALLSTATE LIFE") has sold the Morgan Stanley Variable Annuity 3, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales.

The Contract offers 41 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 38 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisor Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):


MORGAN STANLEY VARIABLE INVESTMENT     AIM VARIABLE INSURANCE FUNDS (SERIES I
 SERIES (CLASS Y SHARES)                SHARES)
THE UNIVERSAL INSTITUTIONAL FUNDS,     ALLIANCEBERNSTEIN VARIABLE PRODUCTS
 INC. (CLASS I SHARES)                  SERIES FUND, INC. (CLASS B SHARES)
VAN KAMPEN LIFE INVESTMENT TRUST       FRANKLIN TEMPLETON VARIABLE INSURANCE
 (CLASS I AND CLASS II SHARES)          PRODUCTS TRUST (CLASS 2 SHARES)
                                       PUTNAM VARIABLE TRUST (CLASS IB SHARES)



WE (Allstate Life) have filed a Statement of Additional Information, dated May 1, 2006, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 50 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
  IMPORTANT     HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.
   NOTICES
                INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                INCLUDING POSSIBLE LOSS OF PRINCIPAL.





                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       3
--------------------------------------------------------------------------------
  The Contract at a Glance                                              4
--------------------------------------------------------------------------------
  How the Contract Works                                                6
--------------------------------------------------------------------------------
  Expense Table                                                         7
--------------------------------------------------------------------------------
  Financial Information                                                 12
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                          12
--------------------------------------------------------------------------------
  Purchases                                                             13
--------------------------------------------------------------------------------
  Contract Value                                                        14
--------------------------------------------------------------------------------
  Investment Alternatives                                               14
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          14
--------------------------------------------------------------------------------
     The Fixed Account Options                                          17
--------------------------------------------------------------------------------
     Transfers                                                          18
--------------------------------------------------------------------------------
  Expenses                                                              21
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
  Access To Your Money                                                  22
--------------------------------------------------------------------------------
  Income Payments                                                       23
--------------------------------------------------------------------------------
  Death Benefits                                                        26
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information:                                                     30
--------------------------------------------------------------------------------
     Allstate Life                                                      30
--------------------------------------------------------------------------------
     The Variable Account                                               31
--------------------------------------------------------------------------------
     The Portfolios                                                     31
--------------------------------------------------------------------------------
     The Contract                                                       32
--------------------------------------------------------------------------------
     Non-Qualified Annuities Held Within a Qualified Plan               32
--------------------------------------------------------------------------------
     Legal Matters                                                      32
--------------------------------------------------------------------------------
  Taxes                                                                 33
--------------------------------------------------------------------------------
APPENDIX A - CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT PLUS         40
--------------------------------------------------------------------------------
APPENDIX B - ACCUMULATION UNIT VALUES                                    42
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                    53
--------------------------------------------------------------------------------



                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                                      6
--------------------------------------------------------------------------------
Accumulation Unit                                                       12
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 12
--------------------------------------------------------------------------------
Allstate Life ("We")                                                    30
--------------------------------------------------------------------------------
Annuitant                                                               12
--------------------------------------------------------------------------------
Automatic Additions Program                                             13
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                 20
--------------------------------------------------------------------------------
Beneficiary                                                             12
--------------------------------------------------------------------------------
Contract*                                                               12
--------------------------------------------------------------------------------
Contract Anniversary                                                    5
--------------------------------------------------------------------------------
Contract Owner ("You")                                                  12
--------------------------------------------------------------------------------
Contract Value                                                          14
--------------------------------------------------------------------------------
Contract Year                                                           5
--------------------------------------------------------------------------------
Death Benefit Anniversary                                               26
--------------------------------------------------------------------------------
Death Benefit Combination Option                                        27
--------------------------------------------------------------------------------
Dollar Cost Averaging                                                   20
--------------------------------------------------------------------------------
Dollar Cost Averaging Fixed Account Options                             17
--------------------------------------------------------------------------------
Due Proof of Death                                                      26
--------------------------------------------------------------------------------
Enhanced Earnings Death Benefit Plus Option                             28
--------------------------------------------------------------------------------
Excess of Earnings Withdrawals                                          28
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
Fixed Account Options                                                   17
--------------------------------------------------------------------------------
Funds                                                                   1
--------------------------------------------------------------------------------
Income and Death Benefit Combination Option 2                           27
--------------------------------------------------------------------------------
Income Benefit Combination Option 2                                     25
--------------------------------------------------------------------------------
In-Force Premium                                                        28
--------------------------------------------------------------------------------
In-Force Earnings                                                       28
--------------------------------------------------------------------------------
Income Plans                                                            24
--------------------------------------------------------------------------------
Investment Alternatives                                                 14
--------------------------------------------------------------------------------
Issue Date                                                              6
--------------------------------------------------------------------------------
Payout Phase                                                            6
--------------------------------------------------------------------------------
Payout Start Date                                                       23
--------------------------------------------------------------------------------
Performance Death Benefit Option                                        27
--------------------------------------------------------------------------------
Portfolios                                                              31
--------------------------------------------------------------------------------
Qualified Contracts                                                     36
--------------------------------------------------------------------------------
SEC                                                                     1
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           23
--------------------------------------------------------------------------------
Valuation Date                                                          14
--------------------------------------------------------------------------------
Variable Account                                                        31
--------------------------------------------------------------------------------
Variable Sub-Account                                                    14
--------------------------------------------------------------------------------
  *
   In certain states the Contract was sold only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.


                                 3  PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can add to your Contract as often and as much as
                        you like,  but each  payment  must be at least  $100.
                         You  must  maintain  a minimum account size of $500.
-------------------------------------------------------------------------------
EXPENSES                You will bear the following expenses:

                        .
                          Total Variable Account annual fees  equal to 1.35% of
                          average  daily  net assets  (1.48% if  you  select
                           the  PERFORMANCE  DEATH BENEFIT OPTION or 1.59% if
                          you  select  the  DEATH BENEFIT COMBINATION  OPTION,
                           or 1.65% if you  select  the  INCOME  BENEFIT
                          COMBINATION  OPTION 2 or  1.85% if you  select  the
                          INCOME AND DEATH  BENEFIT COMBINATION OPTION 2)

                        .If you select the Enhanced Earnings Death Benefit
                          Plus Option, you will pay an additional mortality and expense risk charge of 0.15%, 0.25% or 0.35%
                          (depending on the age of the oldest Contract owner
                          (or Annuitant, if the Contract owner is a non-living person) on the date we receive the completed written request to add the Option, ("Rider Application
                          Date"))

                        .
                          Annual contract maintenance charge of $35  (waived in
                          certain cases)

                        .Withdrawal  charges  ranging from  0% to 6% of
                           purchase  payment(s) withdrawn (with certain
                          exceptions)

                        .Transfer fee of $25 after the 12th transfer in any
                          CONTRACT YEAR  (fee currently waived)

                        . State  premium  tax (if your state imposes  one)

                        In addition,  each Portfolio  pays  expenses  that  you
                        will bear  indirectly  if you invest in a Variable
                        Sub-Account.
-------------------------------------------------------------------------------
INVESTMENT              The Contract offers 41 investment alternatives
ALTERNATIVES            including:

                        .3 Fixed Account Options (which credit interest  at
                          rates we guarantee)

                        .38 Variable Sub-Accounts investing in Portfolios
                           offering professional  money management by these
                          investment advisers:

                          . Morgan Stanley Investment Advisors Inc.

                          . Van Kampen (1)

                          . Van Kampen Asset Management

                          . A I M Advisors, Inc.

                          . AllianceBernstein L.P.

                          . Franklin Advisers, Inc.

                          . Franklin Mutual Advisers, LLC

                          . Putnam Investment Management, LLC

                          . Templeton Investment Counsel, LLC

                        To find out current rates being paid on the Fixed
                        Account Options, or to find out how the Variable
                         Sub-Accounts have performed, call us at
                        1-800-654-2397.

                        (1) Morgan Stanley Investment Management, Inc., the
                        adviser to the UIF Portfolios, does business in certain
                        instances using the name Van Kampen.
-------------------------------------------------------------------------------


                                 4  PROSPECTUS


SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC ADDITIONS PROGRAM

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two.  You can receive
                        your income payments in one of the following ways:

                        . life income with payments guaranteed for 120 months

                        .joint and survivor life income with guaranteed
                          payments

                        . guaranteed payments for a specified  period
-------------------------------------------------------------------------------
DEATH BENEFITS          If you die  before the PAYOUT START DATE, we  will  pay
                         the death benefit described in the Contract.  We also
                        offer death benefit options.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract value ("CONTRACT VALUE") among the investment
                        alternatives, with certain restrictions.  Transfers
                        must be at least $100 or the total amount in the
                        investment  alternative, whichever is less. Transfers
                        to the Standard Fixed Account Option for any Guarantee
                         Period must be at least  $500.

                        We do not currently impose a fee upon  transfers.
                        However, we reserve the right to charge $25 per
                        transfer after  the 12th transfer in each "CONTRACT
                        YEAR," which we measure from the date we issue your
                        Contract or  a Contract  anniversary ("CONTRACT
                        ANNIVERSARY").
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your  Contract  Value
                        at any  time  during  the  Accumulation Phase and
                         during the Payout  Phase in certain  cases.  In
                        general,  you must  withdraw  at least  $500 at a time
                        or the  total amount in the investment alternative, if
                        less. Withdrawals taken prior to annuitization
                        (referred to in this prospectus as the Payout Phase)
                        are generally considered to come from the earnings in
                        the Contract first. If the Contract is tax-qualified,
                        generally all withdrawals are treated as distributions
                        of earnings. Withdrawals of earnings are taxed as
                        ordinary income and, if taken prior to age 591/2, may
                        be subject to an additional 10% federal tax penalty. A
                        withdrawal charge also may apply.
-------------------------------------------------------------------------------








                                 5  PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 42 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in any of the Fixed Account Options you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life, and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 23. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed amount income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable amount income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment



As the Contract owner you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY, will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-654-2397 if you have any question about how the Contract works.


                                 6  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Payment Being       0    1    2    3    4    5     6+
 Withdrawn
------------------------------------------------------------------------------------------------------
Applicable Charge                                                  6%   5%   5%   4%   3%   2%    0%
------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                             $35.00**
------------------------------------------------------------------------------------------------------
Transfer Fee                                                                    $25***
------------------------------------------------------------------------------------------------------



*Each Contract Year, you may withdraw up to 15% of the aggregate amount of purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

**If your Contract Value equals or exceeds $40,000, we will waive the charge for the remaining time your Contract is in force.

***Applies solely to the thirteenth and all subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.




VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

                                                                                                                     With the
                                                                            With the            With the              Income
                                                       With the               Death              Income             and Death
                                                     Performance            Benefit             Benefit              Benefit
                                     Base           Death Benefit         Combination         Combination          Combination
                                   Contract             Option               Option            Option 2*            Option 2*
-----------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk           1.25%              1.38%                1.49%               1.55%                1.75%
 Charge
-----------------------------------------------------------------------------------------------------------------------------------
Administrative Expense Charge        0.10%              0.10%                0.10%               0.10%                0.10%
-----------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual        1.35%              1.48%                1.59%               1.65%                1.85%
 Expense
-----------------------------------------------------------------------------------------------------------------------------------
  If the Enhanced Earnings Death Benefit Plus Option is elected with the Base Contract or with one of the Options listed above
                                 (assuming age is between 66 and 75 on Rider Application Date)**
-----------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk           1.60%              1.73%                1.84%               1.90%                2.10%
 Charge
-----------------------------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge       0.10%              0.10%                0.10%               0.10%                0.10%
-----------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual        1.70%              1.83%                1.94%               2.00%                2.20%
 Expense
-----------------------------------------------------------------------------------------------------------------------------------



* These options are no longer available to be added to your Contract.

** The mortality and expense risk charge shown for the Enhanced Earnings Death Benefit Plus Option reflects a charge of 0.35% for the Option, assuming the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 66 and 75 on the Rider Application Date. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 56 and 65 on the Rider Application Date, the charge for the Option is 0.25%. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is 55 or younger on the Rider Application Date, the charge for the Option is 0.15%.



                                 7  PROSPECTUS

PORTFOLIO ANNUAL EXPENSE - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


--------------------------------------------------------------------------------
                                 Minimum                      Maximum
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,              0.53%                        1.66%
and other expenses)
--------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2005.


PORTFOLIO ANNUAL EXPENSES - FULL TABLE /(1)/
The next table shows the Portfolio operating expenses for each Portfolio available under the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The expenses shown in this table do not include any such fee waiver or expense reimbursement. All fee waiver and expense reimbursements are described in the footnotes to the table. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                                             Rule
                                Management   12b-1   Other     Total Portfolio
PORTFOLIO                          Fees      Fees   Expenses   Annual Expenses
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE
INVESTMENT SERIES
-------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive      0.67%     0.25%   0.19%          1.11%
Equity Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Dividend        0.46%     0.25%   0.11%          0.82%
Growth Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Equity          0.42%     0.25%   0.11%          0.78%
Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS European
Equity Portfolio - Class Y         0.84%     0.25%   0.18%          1.27%
/(2)/
-------------------------------------------------------------------------------
Morgan Stanley VIS Global          0.57%     0.25%   0.35%          1.17%
Advantage Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Global
Dividend Growth Portfolio -        0.67%     0.25%   0.15%          1.07%
Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS High Yield      0.42%     0.25%   0.45%          1.12%
Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Income          0.67%     0.25%   0.17%          1.09%
Builder Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus     0.42%     0.25%   0.12%          0.79%
Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Information     0.67%     0.25%   0.52%          1.44%
Portfolio - Class Y/ (3 )/
-------------------------------------------------------------------------------
Morgan Stanley VIS Limited         0.30%     0.25%   0.15%          0.70%
Duration Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Money           0.45%     0.25%   0.09%          0.79%
Market Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500         0.12%     0.25%   0.16%          0.53%
Index Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Strategist      0.42%     0.25%   0.12%          0.79%
Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Utilities       0.57%     0.25%   0.13%          0.95%
Portfolio - Class Y
-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Emerging
Markets Equity Portfolio,          1.25%      N/A    0.41%          1.66%
Class I /(4) (5)/
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth       0.50%      N/A    0.33%          0.83%
Portfolio, Class I/(4) (5)/
-------------------------------------------------------------------------------
Van Kampen UIF International
Magnum Portfolio, Class I/(4)      0.80%      N/A    0.38%          1.18%
(5)/
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth      0.75%      N/A    0.34%          1.09%
Portfolio, Class I/(4) (5)/
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap
Value Portfolio, Class I/(4)       0.72%      N/A    0.29%          1.01%
(5)/
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real
Estate Portfolio, Class I/(4)      0.75%      N/A    0.28%          1.03%
(5)/
-------------------------------------------------------------------------------




                                 8  PROSPECTUS




VAN KAMPEN LIFE INVESTMENT
TRUST
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive
Growth Portfolio, Class II         0.75%     0.25%   0.55%          1.55%
/(6)/
-------------------------------------------------------------------------------
Van Kampen LIT Comstock            0.56%     0.25%   0.03%          0.84%
Portfolio, Class II
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth     0.70%      N/A    0.07%          0.77%
Portfolio, Class I/(7)/
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth     0.70%     0.25%   0.07%          1.02%
Portfolio, Class II/(7)/
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation      0.61%      N/A    0.29%          0.90%
Fund - Series I/(8) (9)/
-------------------------------------------------------------------------------
AIM V.I. Core Equity Fund -        0.60%      N/A    0.27%          0.87%
Series I /(8) (9)/
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity       0.72%      N/A    0.31%          1.03%
Fund - Series I /(8) /
-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------
AllianceBernstein Growth           0.75%     0.25%   0.13%          1.13%
Portfolio - Class B
-------------------------------------------------------------------------------
AllianceBernstein Growth and       0.55%     0.25%   0.05%          0.85%
Income Portfolio - Class B
-------------------------------------------------------------------------------
AllianceBernstein Large Cap        0.75%     0.25%   0.06%          1.06%
Growth Portfolio - Class B
-------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------
FTVIP Franklin High Income         0.56%     0.25%   0.04%          0.85%
Fund - Class 2 /(10)(12)/
-------------------------------------------------------------------------------
FTVIP Franklin Income
Securities Fund - Class 2          0.46%     0.25%   0.02%          0.73%
/(10)(12)/
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities     0.60%     0.25%   0.18%          1.03%
Fund - Class 2 /(10)/
-------------------------------------------------------------------------------
FTVIP Templeton Foreign
Securities Fund - Class 2          0.65%     0.25%   0.17%          1.07%
/(11) /
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT Growth and Income        0.49%     0.25%   0.05%          0.79%
Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT International Equity     0.75%     0.25%   0.18%          1.18%
Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund     0.76%     0.25%   0.08%          1.09%
- Class IB
-------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class     0.57%     0.25%   0.06%          0.88%
IB
-------------------------------------------------------------------------------



1. Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2005 (except as otherwise noted).

2. Effective June 1, 2005, Morgan Stanley Investment Advisors Inc., has agreed to cap the Portfolio's operating expenses (except for distribution fees) by assuming the Portfolio's "other expenses" and/or waiving the Portfolio's advisory fees, and Morgan Stanley Services Company Inc., the Portfolio's Administrator, has agreed to waive the Portfolio's administrative fees, to the extent such operating expenses on an annualized basis exceed 1.0% of the average daily net assets of the Portfolio. Had the cap not been in place, "Advisory Fees", "Rule 12b-1 Fees", "Other Expenses", and "Total Annual Portfolio Expenses" would have been 0.88%, 0.25%, 0.18%, and 1.06%, respectively.

3. Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio - Class Y will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money Market Portfolio - Class Y Sub-account.

4. Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

5. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that "Total Annual Portfolio Expenses," excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the "Operating "Expense Limitation" in the table below. The adviser may terminate these voluntary waivers at any time at its sole discretion.
    Additionally, the distributor has agreed to waive a portion of the "Rule 12b-1 Fees" for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12b1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:


                                 9  PROSPECTUS

                                                                                                                  Total Annual
                                                      Operating Expense                    Rule 12b-1   Other      Portfolio
                     Portfolio                            Limitation      Management Fees     Fees     Expenses     Expenses
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio,           1.65%              1.24%          N/A       0.41%        1.65%
Class I
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I             0.85%              0.50%          N/A       0.33%        0.83%
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class        1.15%              0.77%          N/A       0.38%        1.15%
I
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I            1.05%              0.71%          N/A       0.34%        1.05%
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I        1.05%              0.72%          N/A       0.29%        1.01%
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I          1.10%              0.75%          N/A       0.28%        1.03%
-------------------------------------------------------------------------------------------------------------------------------



6. For the year ended December 31, 2005, the adviser voluntarily waived $117,800 of its investment advisory fees. The adviser has agreed to waive all expenses in excess of 1.26% of average daily net assets. This waiver is voluntary in nature and can be discontinued at the adviser's discretion.

7. The Variable Sub-account that invests in the Van Kampen LIT Emerging Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001 may only invest in the Variable Sub-account that invests in the Van Kampen LIT Emerging Growth Portfolio, Class I.

8. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit "Total Annual Portfolio Expenses" of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the "Total Annual Portfolio Expenses" to exceed the limit stated above (i) interest; (ii) taxes; (iii) dividend expense on short sales;
   (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Portfolio's Board of Trustees and (vi) expenses that the Portfolio incurred but did not actually pay because of an expense offset arrangement. The expense limitation agreement is in effect through April 30, 2007.

9. Effective May 1, 2006, the AIM V.I. Growth Fund - Series I and the AIM V.I. Premier Equity Fund - Series I were reorganized into the AIM V.I. Capital Appreciation Fund - Series I and the AIM V.I. Core Equity Fund - Series I, respectively.

10.While the maximum amount payable under the Portfolio's Rule 12b-1 plan is 0.35% per year of the Portfolio's class average annual net assets, the Board of Trustees has set the current rate at 0.25% per year.

11. "The Portfolio's manager has agreed in advance to reduce its fees from assets invested by the Portfolio in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Portfolio's Board of Trustees and an order by the Securities and Exchange Commission. With this reduction, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses" would have been 0.60%, 0.25%, 0.17% and 1.02%, respectively."

12. The Fund administration fee is paid indirectly through the Management Fee.




EXAMPLE 1
This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

.. elected the Income and Death Benefit Combination Option 2 and the Enhanced
  Earnings Death Benefit Plus Option (Age 66-75).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.


                                 10  PROSPECTUS

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                                           1 Year         3 Years         5 Years          10 Years
-----------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses         $851           $1,625          $2,327           $4,392
-----------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses         $735           $1,285          $1,773           $3,352
-----------------------------------------------------------------------------------------------------------------------



EXAMPLE 2
This example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                            1 Year         3 Years         5 Years          10 Years
----------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio          $426           $1,285          $2,157           $4,392
Expenses
----------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio          $310           $  945          $1,603           $3,352
Expenses
----------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.
 THE ABOVE EXAMPLES ASSUME YOU ELECTED THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2 AND THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) WITH A MORTALITY AND EXPENSE RISK CHARGE OF 2.10%, AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10%, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


                                 11  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call the "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix B to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional information. To obtain additional detail on each of the Variable Sub-Account's financial statements, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information.

The consolidated financial statements of Allstate Life appear in the Statement of Additional Information.




THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
The Variable Annuity 3 is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the owner, while the Annuitant is alive,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner and Annuitant cannot exceed 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.


ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a living person. The age of the oldest
 Annuitant cannot exceed 90 as of the date we receive the completed application.

You initially designate an Annuitant in your application. If the Contract owner is a living person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.


BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the


                                 12  PROSPECTUS
primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.




MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to lower the minimum and limit the maximum amount of purchase payments we will accept.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets/TM/ Account. Please consult your Morgan Stanley Financial Advisor for details.


ALLOCATION OF PURCHASE PAYMENTS
You must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in


                                 13  PROSPECTUS
writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters. We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


CONTRACT VALUE
--------------------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a second set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.






INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 38 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectuses for the Funds.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE UNDERLYING PORTFOLIOS WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-654-2397.


                                 14  PROSPECTUS

PORTFOLIO:                 EACH PORTFOLIO SEEKS:       INVESTMENT ADVISOR:
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
-------------------------------------------------------------------------------
Morgan Stanley VIS         Long-term capital growth
 Aggressive Equity
 Portfolio - Class Y

-------------------------------------------------------
Morgan Stanley VIS         Reasonable current income
 Dividend Growth           and long term growth of
 Portfolio - Class Y       income and capital.
-------------------------------------------------------
Morgan Stanley VIS Equity  Growth of capital through
 Portfolio - Class Y       investments in common
                           stocks believed by the
                           Investment Manager to have
                           potential for superior
                           growth. As a secondary
                           objective, income but only
                           when consistent with its
                           primary objective.
-------------------------------------------------------
Morgan Stanley VIS         To maximize the capital
 European Equity           appreciation of its
 Portfolio - Class Y       investments
-------------------------------------------------------
Morgan Stanley VIS Global  Long-term capital growth
 Advantage Portfolio -
 Class Y
-------------------------------------------------------
Morgan Stanley VIS Global  Reasonable current income
 Dividend Growth           and long-term growth of
 Portfolio - Class Y       income and capital.
-------------------------------------------------------
Morgan Stanley VIS High    High level of current
 Yield Portfolio - Class   income by investing in a
 Y                         diversified portfolio
                           consisting principally of
                           fixed-income securities,
                           which may include both      MORGAN STANLEY
                           non-convertible and         INVESTMENT ADVISORS INC.
                           convertible debt
                           securities and preferred
                           stocks. As a secondary
                           objective, capital
                           appreciation, but only
                           when consistent with its
                           primary objective.
-------------------------------------------------------
Morgan Stanley VIS Income  Reasonable income and, as
 Builder Portfolio -       a secondary objective,
 Class Y                   growth of capital
-------------------------------------------------------
Morgan Stanley VIS Income  High level of current
 Plus Portfolio - Class Y  income by investing
                           primarily in U.S.
                           government securities and
                           other fixed-income
                           securities. As a secondary
                           objective, capital
                           appreciation but only when
                           consistent with its
                           primary objective.
-------------------------------------------------------
Morgan Stanley VIS         Long-term capital
 Information Portfolio -   appreciation
 Class Y/ / /(1 ) /
-------------------------------------------------------
Morgan Stanley VIS         High level of current
 Limited Duration          income consistent with
 Portfolio - Class Y       preservation of capital
-------------------------------------------------------
Morgan Stanley VIS Money   High current income,
 Market Portfolio - Class  preservation of capital,
 Y                         and liquidity
-------------------------------------------------------
Morgan Stanley VIS S&P     Investment results that,
 500 Index Portfolio -     before expenses,            ------------------------
 Class Y                   correspond to the total
                           return (i.e., combination
                           of capital changes and
                           income) of the Standard
                           and Poor's 500 Composite
                           Stock Price Index
-------------------------------------------------------
Morgan Stanley VIS         High total investment
 Strategist Portfolio -    return
 Class Y
-------------------------------------------------------
Morgan Stanley VIS         Capital appreciation and
 Utilities Portfolio -     current income
 Class Y





                                 15  PROSPECTUS

-------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Emerging    Long-term capital
Markets Equity Portfolio,  appreciation by investing
Class I                    primarily in
                           growth-oriented equity
                           securities of issuers in
                           emerging market countries.
-------------------------------------------------------------------------------
Van Kampen UIF Equity      Long-term capital
Growth Portfolio, Class I  appreciation by investing
                           primarily in
                           growth-oriented equity
                           securities of U.S. and
                           foreign companies
-------------------------------------------------------------------------------
Van Kampen UIF             Long-term capital
International Magnum       appreciation by investing
Portfolio, Class I         primarily in equity
                           securities in EAFE
                           countries.
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap     Long-term capital growth
Growth Portfolio, Class I  by investing primarily in
                           growth-oriented equity
                           securities of U.S. mid cap  VAN KAMPEN /(2)/
                           companies and foreign
                           companies, including
                           emerging markets
                           securities.
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid    Above-average total return
Cap Value Portfolio,       over a market cycle of
Class I                    three to five years by
                           investing in common stocks
                           and other equity
                           securities
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real   Above average current
Estate Portfolio, Class I  income and long-term
                           capital appreciation by
                           investing primarily in
                           equity securities of
                           companies in the U.S. real
                           estate industry, including
                           real estate investment
                           trusts
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive  Capital growth
Growth Portfolio, Class
II
-------------------------------------------------------
Van Kampen LIT Comstock    Capital growth and income
Portfolio, Class II        through investments in
                           equity securities,
                           including common stocks,    VAN KAMPEN ASSET
                           preferred stocks and        MANAGEMENT
                           securities convertible
                           into common and preferred
                           stocks.
-------------------------------------------------------
Van Kampen LIT Emerging    Capital appreciation.
Growth Portfolio, Class I
/(3)/
-------------------------------------------------------
Van Kampen LIT Emerging    Capital appreciation.       ------------------------
Growth Portfolio, Class
II /(3)/
-------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------
AIM V.I. Capital           Growth of capital
Appreciation Fund -
Series I /(4) (5)/                                     A I M ADVISORS, INC.
-------------------------------------------------------/(4)/
AIM V.I. Core Equity Fund  Growth of capital
- Series I /(4) (6)/
-------------------------------------------------------
AIM V.I. Mid Cap Core      Long-term growth of
Equity Fund - Series       capital                     ------------------------
I/(4)/
-------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------
AllianceBernstein Growth   Long-term growth of
Portfolio - Class B        capital
-------------------------------------------------------
AllianceBernstein Growth   Long-term growth of         ALLIANCEBERNSTEIN L.P.
and Income Portfolio -     capital
Class B
-------------------------------------------------------
AllianceBernstein Large    Long-term growth of
Cap Growth Portfolio -     capital                     ------------------------
Class B
-------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------
FTVIP Franklin High        High level of current
 Income Fund - Class 2      income with capital
                            appreciation as a
                            secondary goal
-------------------------------------------------------
FTVIP Franklin Income      To maximize income while    FRANKLIN ADVISERS, INC.
 Securities Fund - Class    maintaining prospects for
 2                          capital appreciation.      ------------------------
-------------------------------------------------------
FTVIP Mutual Shares        Capital appreciation with   FRANKLIN MUTUAL
 Securities Fund - Class    income as a secondary      ADVISERS, LLC
 2                          goal
-------------------------------------------------------------------------------




                                  16  PROSPECTUS



FTVIP Templeton Foreign    Long-term capital growth.   TEMPLETON INVESTMENT
 Securities Fund - Class                               COUNSEL, LLC
 2
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT Growth and       Capital growth and current
Income Fund - Class IB     income.
-------------------------------------------------------PUTNAM INVESTMENT
Putnam VT International    Capital appreciation.       MANAGEMENT, LLC
Equity Fund - Class IB
-------------------------------------------------------
Putnam VT Small Cap Value  Capital appreciation.
Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Voyager Fund -   Capital appreciation.
Class IB
-------------------------------------------------------




 (1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio - Class Y will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money Market Portfolio - Class Y Sub-account.

(2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) The investment objective(s) of each Sub-Account may be changed by the Board of Directors without shareholder approval.

(5) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I.

(6) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I.



AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the Standard Fixed Account Option. We also currently offer the 6 and 12 month Dollar Cost Averaging Options described below. The Basic Dollar Cost Averaging Option is currently not available, but we may offer it in the future. Please consult with your Morgan Stanley Financial Advisor for current information.

The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets in the Fixed Accounts subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
BASIC DOLLAR COST AVERAGING OPTION. The Basic Dollar Cost Averaging Option is closed to new purchase payments, including automatic additions. In the future, we may offer the Basic Dollar Cost Averaging Option. Under this option, you may establish a Dollar Cost Averaging Program, as described on page 20, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described on page 18. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the


                                 17  PROSPECTUS

"12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described on page 18. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than the minimum guaranteed rate stated in the Contract.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in substantially equal monthly installments using the longest transfer period being offered at the time the purchase payment is made. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

 At the end of the transfer period, any residual amount in the Six-Month Dollar Cost Averaging Fixed Account or the Twelve-Month Dollar Cost Averaging Fixed Account will be automatically transferred to the Money Market Variable Sub-Account. For each purchase payment, the first transfer from the Six or Twelve-Month Dollar Cost Averaging Fixed Account will begin within 30 days after the date we receive the payment. If we do not receive an allocation instruction from you within 30 days of when we receive payment, the purchase payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments within the selected transfer period until we receive a different allocation instruction.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options.


STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Standard Fixed Account Option. Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We currently offer a 6 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For availability and current interest rate information, please contact your financial advisor or Allstate Life at 1-800-654-2397. The interest rate will never be less than the minimum guaranteed rate stated in the Contract.

After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. Transfers to any Guarantee Period of the Standard Fixed Account Option must be at least $500. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Standard Fixed Account Option to the Variable Account or between Guarantee Periods of the Standard Fixed Account Option in any Contract Year to the greater of:

1. 25% of the aggregate value in the Standard Fixed Account Option as of the most recent Contract


                                 18  PROSPECTUS

Anniversary (if the amount is less than $1,000, then up to $1,000 may be transferred); or

2. 25% of the sum of all purchase payments and transfers allocated to the Standard Fixed Account Option as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the rate that was in effect at the time money was allocated or transferred to the Standard Fixed Account Option, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests received after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities;

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity,


                                 19  PROSPECTUS
while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (i.e. International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


SHORT TERM TRADING FEES
We reserve the right to assess short-term trading fees in connection with transfers from Variable Sub-Accounts that occur within a certain number of days following the date of allocation to the Variable Sub-Accounts. Such fees may vary by Variable Sub-Account, but will only apply to those Variable Sub-Accounts corresponding to underlying funds that assess such fees.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable amount income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed amount income payments. You may not, however, convert any portion of your right to receive fixed amount income payments into variable amount income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase fixed amount income payments. Your transfers must be at least 6 months apart.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-654-2397 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your


                                 20  PROSPECTUS
instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your requests. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS High Yield Variable Sub-Account and 60% to be in the Van Kampen UIF Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Morgan Stanley VIS High Yield Variable Sub-Account and use the money to buy more units in the Van Kampen UIF Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. The charge will be deducted from each Variable Sub-Account in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each variable income payment. We will waive the charge for the remaining time your contract is in force if the Contract Value is $40,000 or more on or after the Issue Date.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.38% if you select the Performance Death Benefit Option, 1.49% if you select the Death Benefit Combination Option, 1.55% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Performance Death Benefit Option (State of Washington only) and 1.75% if you select the Income and Death Benefit Combination Option 2). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Performance Death Benefit Option, the Death Benefit Combination Option, the Income Benefit Combination Option 2, Income and Performance Death Benefit Option and the Income and Death Benefit Combination Option 2 to compensate us for the additional risk that we accept by providing these Options

If you select the Enhanced Earnings Death Benefit Plus Option, the mortality and expense risk charge will include an additional 0.15% for the option if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger, and an additional 0.25% if on the Rider Application Date, the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65, and an additional 0.35% if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75. We charge the additional fees for the Enhanced Earnings Death Benefit Plus Option to compensate us for the additional risk that we accept by providing the option.

We will not increase the mortality and expense risk charge for the life of the Contract. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


                                 21  PROSPECTUS

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We will not increase the administrative expense charge for the life of the Contract. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.


TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each Contract Year, you can withdraw all remaining purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year, whichever is greater, without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

.. the death of the Contract owner or Annuitant (unless the Contract is continued); and

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range form 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for such taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section.


OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see pages 8-10. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative or other services we provide to the Portfolios.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 23.

You can withdraw money from the Variable Account and/ or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


SYSTEMATIC WITHDRAWAL PROGRAM You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Account. Please consult with your Morgan Stanley Financial Advisor for details. Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract.
 Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawals and other charges and applicable taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be no later than:

.. the Annuitant's 90th Birthday, or

.. the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.



                                 23  PROSPECTUS

INCOME PLANS
An "INCOME PLAN" is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years unless changed by the Contract owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH PAYMENTS GUARANTEED FOR 120 MONTHS. Under this plan, we make monthly income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the 120 months guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -JOINT AND SURVIVOR LIFE INCOME. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guaranteed periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We deduct applicable premium taxes from the contract value at the Payout Start Date. We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Income Benefit Combination Option 2 or the Income and Death Benefit Combination Option 2 you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:



                                 24  PROSPECTUS

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. we may reduce the frequency of your payments so that each payment will be at least $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


INCOME BENEFIT COMBINATION OPTION 2
The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract Owners who have previously elected this option. This Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below.

ELIGIBILITY. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

.. You must elect a payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

.. The Payout Start Date must occur during the 30 day period following a Contract
  Anniversary; and

.. You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you must elect to receive fixed income payments, which will be calculated using the appropriate Guaranteed Income Payments Table provided in your Contract; and

.. The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

  1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

  2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.


If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.

INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made. For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below). On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.



                                 25  PROSPECTUS

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person).

WITHDRAWAL ADJUSTMENT. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:

1) = the withdrawal amount

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base

The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to variable and/or fixed income payment options, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date, any Contract owner (or Annuitant, if the Contract owner is a non-living individual) dies.

We will pay the death benefit to the new Contract owner ("New Owner") who is determined immediately after the death. The new Contract owner would be the surviving Contract owner(s) or, if none, the Beneficiary(ies).

A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

 . a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any withdrawals, and less any amounts deducted in connection with partial withdrawals (including any withdrawal charges or applicable premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any withdrawals, and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.



                                 26  PROSPECTUS

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
The Performance Death Benefit Option and Death Benefit Combination Option are optional benefits that you may elect. Please note, once you have selected an optional income or death benefit (each an "option"), your ability to select a different option may be limited. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. Please consult with your financial advisor concerning any such limitations before selecting any option. We may discontinue offering these options at any time.

If the Contract owner is a living person, these death benefit options apply only on the death of the Contract owner. If the Contract owner is not a living person, these options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit option will not apply and the death benefit will be equal to the Contract Value as of the date we determine the death benefit. The death benefit options may not be available in all states.

PERFORMANCE DEATH BENEFIT OPTION. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

If you select the Performance Death Benefit Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by Death Benefit A or Death Benefit B. Death Benefit B is the Performance Death Benefit Option described above. Death Benefit A is only available through the Death Benefit Combination options. We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

DEATH BENEFIT A. Death Benefit A on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract Anniversary after the Rider Date, Death Benefit A is equal to the Contract Value on the Rider Date plus interest which will accumulate at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract
Anniversary, we will multiply Death Benefit A as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually.

We will recalculate Death Benefit A as described above, but not beyond the Contract Anniversary preceding the oldest Contract owner's (the Annuitant, if the owner is not a living person), 85th birthday. For all ages, we will recalculate Death Benefit A on each Contract Anniversary, or upon receipt of a death claim, as follows:

.. We will reduce the Death Benefit A by a withdrawal adjustment equal to: (i) the Death Benefit A, immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal for any withdrawals since the prior Contract Anniversary; and

.. We will increase Death Benefit A by any additional purchase payments since the prior Contract Anniversary.

If you select the Death Benefit Combination Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

INCOME AND DEATH BENEFIT COMBINATION OPTION 2. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.

The Income and Death Benefit Combination Option 2 combines the features of the Income Benefit Combination Option (described on page 25) with the features of the Death Benefit Combination Option (described on page 27) both calculated until the first Contract Anniversary after the 85th birthday of the oldest




                                 27  PROSPECTUS

Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.

In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

If you selected the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.

ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION You may elect the Enhanced Earnings Death Benefit Plus Option alone or together with any other death and/or income benefit option offered under the Contract. If the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 75 or younger as of the Rider Application Date, you may elect the Enhanced Earnings Death Benefit Plus Option. The Enhanced Earnings Death Benefit Plus Option may not be available in all states. We may discontinue offering this option at any time. The Enhanced Earnings Death Benefit Plus Option and the charge for this option will terminate upon the change of Contract owner (or Annuitant if the Contract owner is a non-living person) for reasons other than death. Under the Enhanced Earnings Death Benefit Plus Option, if the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger on the Rider Application Date, the death benefit is increased by

.. the lesser of 100% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 50% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65 on the date we receive the written request to add this option, the death benefit is increased by:

.. the lesser of 80% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 40% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75 on the date we receive the completed application or the date we receive the written request to add this option, whichever is later, the death benefit is increased by:

.. the lesser of 50% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 25% of In-Force Earnings.


For purpose of calculating the Enhanced Earnings Death Benefit Plus, the following definitions apply:

  In-Force Premium equals the Contract Value on the date the Enhanced Earnings Death Benefit Plus Option is made part of your Contract ("Rider Date") plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

  In-Force Earnings equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

  An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit Plus with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit Plus largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Plus Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit Plus, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Plus Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Plus Option, see Appendix A.



                                 28  PROSPECTUS

DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the New Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

.. over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

  On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date during which we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   (i) transfer all or a portion of the excess among the Variable Sub-Accounts;

   (ii) transfer all or a portion of the excess into the Standard Fixed Account and begin a new Guarantee Period; or

   (iii) transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.

  Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge.

If you elected the Enhanced Earnings Death Benefit Plus Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.

If the Enhanced Earnings Death Benefit Plus Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit Plus after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. Only one spousal continuation is allowed under this Contract.

If the New Owner is a living person, and not your spouse, or if there are multiple living person New Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the New Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

.. over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death.
 The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time).
 Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

 No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

                                 29  PROSPECTUS

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named beneficiary(ies) will receive the remaining Contract Value.
 This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non-living person:

  (a) The New Owner may elect to receive the death benefit in a lump sum; or

  (b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract owner.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

  (a) The Contract owner may elect to receive the death benefit in a lump sum;
or

  (b) If the Contract owner does not elect the above option, then the Contract owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Annuitant.

The Contract owner has 60 days from the date the Company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2. Any amount included in the Contract owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.


MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook") issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate Life acquired from Northbrook all of the Northbrook's assets and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.


On March 8, 2006, Allstate Life announced that it had entered into an agreement ("the Agreement") with


                                 30 PROSPECTUS

Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life will sell, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. The Agreement also provides that Allstate Life and PICA will enter into an administrative services agreement pursuant to which PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Contract.

The transaction is subject to regulatory approvals, and it is expected that it will be completed by the end of the second quarter of 2006.


 THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any


Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable


                                 31  PROSPECTUS
that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley DW Inc. Morgan Stanley DW, a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley DW is a member of the New York Stock Exchange and the National Association of Securities Dealers. We will pay commissions to Morgan Stanley DW for selling the Contracts. We may pay to Morgan Stanley DW up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we may pay ongoing annual compensation of up to 1.4% of Contract value. To compensate Morgan Stanley for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley DW in accordance with Morgan Stanley DW's practices.

We also make additional payments to Morgan Stanley DW for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.



In addition, Morgan Stanley DW may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we will enter into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract owner records;

.. Contract owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.




                                 32  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of


                                 33  PROSPECTUS
the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution


                                 34  PROSPECTUS
made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.



                                 35  PROSPECTUS

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount.
 These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.


                                 36  PROSPECTUS

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").



                                 37  PROSPECTUS

ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

 . incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

                                 38  PROSPECTUS

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.


Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.


                                 39  PROSPECTUS

APPENDIX A
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT PLUS AMOUNT
--------------------------------------------------------------------------------

EXAMPLE 1:

Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Plus Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000.
 Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals. The calculation is:

(A)  Contract Value:                                                      $125,000.00
(B)  Total Purchase Payments                                              $100,000.00
(C)  Total Excess-of-Earnings
Withdrawals:                                                              $      0.00
(D)  In-Force Premium:                           (D) = (B) - (C)          $100,000.00
(E)  In-Force Earnings:                          (E) = (A) - (D)          $ 25,000.00
(F)   Cap:                                      (F) = 100% X (D)          $100,000.00
G)  Enhanced Earnings Death Benefit
Plus*:                                     (G) = MIN [50% X (E); (F)]     $ 12,500.00




*If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2:

Assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                                             $105,000.00
(2) Total Purchase Payments:                                                                    $100,000.00
(3) Prior Excess-of-Earnings Withdrawals:                                                       $      0.00
(4) In-Force Premium:                                                                           $100,000.00
(5) In-Force Earnings:                                                (5) = (1) - (4)           $  5,000.00
(6) Withdrawal Amount:                                                                          $ 10,000.00
                                                               (7) = (6) - (5) and cannot be
(7) Excess-of Earnings Withdrawal:                                        negative              $  5,000.00
(8) Total Excess-of-Earnings Withdrawals:                             (8) = (3) + (7)           $  5,000.00




The calculation of the Enhanced Earnings Death Benefit Plus is:

(A)  Contract Value:                                                                           $114,000.00
(B)  In-Force Premium (before withdrawal):                                                     $100,000.00
(C)  Total Excess-of-Earnings Withdrawals:                                                     $  5,000.00
(D)  In-Force Premium (after withdrawal):                             (D) = (B) - (C)          $ 95,000.00
(E)  In-Force Earnings:                                               (E) = (A) - (D)          $ 19,000.00
(F)  Cap:                                                            (F) = 100% X (D)          $ 95,000.00
(G)  Enhanced Earnings Death Benefit Plus*:                     (G) = MIN [50% X (E); (F)]     $  9,500.00


*If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($7,600.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between


                                 40  PROSPECTUS
the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($4,750.00).

EXAMPLE 3:

This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Plus Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 70 on the Rider Application Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Plus Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Two years later, the Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                                             $130,000.00
(2) Contract Value on Rider Date:                                                               $110,000.00
(3) Prior Excess-of-Earnings Withdrawals:                                                       $      0.00
(4) In-Force Premium:                                                                           $110,000.00
(5) In-Force Earnings:                                                (5) = (1) - (4)           $ 20,000.00
(6) Withdrawal Amount:                                                                          $ 50,000.00
                                                               (7) = (6) - (5) and cannot be
(7) Excess-of Earnings Withdrawal:                                        negative              $ 30,000.00
(8) Total Excess-of-Earnings Withdrawals:                             (8) = (3) + (7)           $ 30,000.00




The calculation of the Enhanced Earnings Death Benefit Plus is:

(A)  Contract Value:                                                                      $140,000.00
(B)  In-Force Premium (before withdrawal and purchase
payment):                                                                                 $110,000.00
(C)  Total Excess-of-Earnings Withdrawals:                                                $ 30,000.00
(D)  Additional Purchase Payment:                                                         $ 40,000.00
(E)  In-Force Premium (after withdrawal  and purchase
payment):                                                                                 $120,000.00
(F)  In-Force Earnings:                                            (F) = (A) - (E)        $ 20,000.00
(G)  Cap:                                                          (G) = 50% X (E)        $ 60,000.00
                                                                (H) = MIN [25% X (F);
(H)  Enhanced Earnings Death Benefit Plus*:                              (G)]             $  5,000.00




*If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been age 55 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 50% of the In-Force Earnings ($10,000.00).
 If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($8,000.00).




                                 41  PROSPECTUS

APPENDIX B
--------------------------------------------------------------------------------

Appendix B presents the Accumulation Unit Value and number of Accumulation Units outstanding for each Variable Sub-Account since the Contracts were first offered. This Appendix includes Accumulation Unit Values representing the highest and lowest available Contract charge combinations. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of charges.
 Please contact us at 1-800-654-2397 to obtain a copy of the Statement of Additional Information.




ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED (BASE CONTRACT)

--------------------------------------------------------------------------------


FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                                2000       2001        2002        2003         2004
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    9.677  $    6.815  $    5.188   $    6.438
 Accumulation Unit Value, End of Period                           $  9.677  $    6.815  $    5.188  $    6.438   $    7.144
 Number of Units Outstanding, End of Period                        198,351     316,721     283,883     272,336      234,755
------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   10.683  $    9.968  $    8.041   $   10.116
 Accumulation Unit Value, End of Period                           $ 10.683  $    9.968  $    8.041  $   10.116   $   10.800
 Number of Units Outstanding, End of Period                        251,851   1,048,759   1,067,569   1,139,957      990,965
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    9.528  $    6.855  $    5.312   $    6.423
 Accumulation Unit Value, End of Period                           $  9.528  $    6.855  $    5.312  $    6.423   $    7.025
 Number of Units Outstanding, End of Period                        675,279   1,600,336   1,731,827   1,648,842    1,202,257
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    9.190  $    7.442  $    5.761   $    7.316
 Accumulation Unit Value, End of Period                           $  9.190  $    7.442  $    5.761  $    7.316   $    8.118
 Number of Units Outstanding, End of Period                        244,691     511,559     356,625     309,363      272,927
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    8.414  $    6.347  $    4.950   $    6.386
 Accumulation Unit Value, End of Period                           $  8.414  $    6.347  $    4.950  $    6.386   $    7.074
 Number of Units Outstanding, End of Period                         83,033     111,943     109,629     102,666       86,414
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    9.931  $    9.166  $    7.893   $   10.251
 Accumulation Unit Value, End of Period                           $  9.931  $    9.166  $    7.893  $   10.251   $   11.595
 Number of Units Outstanding, End of Period                         33,924     100,886     218,644     269,243      283,766
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    6.944  $    4.527  $    4.138   $    5.202
 Accumulation Unit Value, End of Period                           $  6.944  $    4.527  $    4.138  $    5.202   $    5.623
 Number of Units Outstanding, End of Period                         33,813     224,510     353,006     391,579      320,319
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   10.030  $   10.103  $    9.174   $   10.907
 Accumulation Unit Value, End of Period                           $ 10.030  $   10.103  $    9.174  $   10.907   $   11.915
 Number of Units Outstanding, End of Period                         27,433     103,772     178,947     220,708      220,046
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   10.748  $   11.593  $   12.039   $   12.838
 Accumulation Unit Value, End of Period                           $ 10.748  $   11.593  $   12.039  $   12.838   $   13.309
 Number of Units Outstanding, End of Period                        176,424     967,824   1,319,879   1,348,933    1,129,562





                                 42  PROSPECTUS


----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Information - Class Y Sub-Account/(1)/
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    9.292  $    5.226  $    2.924   $    4.633
 Accumulation Unit Value, End of Period                           $  9.292  $    5.226  $    2.924  $    4.633   $    4.724
 Number of Units Outstanding, End of Period                         27,581     197,903     106,767     165,017      132,274
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   10.303  $   10.824  $   11.085   $   11.153
 Accumulation Unit Value, End of Period                           $ 10.303  $   10.824  $   11.085  $   11.153   $   11.132
 Number of Units Outstanding, End of Period                         22,608     196,418     713,418     772,405      662,808
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   10.262  $   10.492  $   10.464   $   10.367
 Accumulation Unit Value, End of Period                           $ 10.262  $   10.492  $   10.464  $   10.367   $   10.291
 Number of Units Outstanding, End of Period                        272,169   1,063,770   1,408,669     905,962      604,071
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    8.959  $    7.731  $    5.898   $    7.421
 Accumulation Unit Value, End of Period                           $  8.959  $    7.731  $    5.898  $    7.421   $    8.075
 Number of Units Outstanding, End of Period                        301,630     975,139   1,267,235   1,514,029    1,558,007
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    9.922  $    8.770  $    7.777   $    9.659
 Accumulation Unit Value, End of Period                           $  9.922  $    8.770  $    7.777  $    9.659   $   10.494
 Number of Units Outstanding, End of Period                        426,068   1,061,403     963,286     932,750      783,532
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   10.130  $    7.396  $    5.613   $    6.489
 Accumulation Unit Value, End of Period                           $ 10.130  $    7.396  $    5.613  $    6.489   $    7.700
 Number of Units Outstanding, End of Period                        337,753     773,382     539,074     462,973      390,011
----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    6.386  $    5.891  $    5.295   $    7.819
 Accumulation Unit Value, End of Period                           $  6.386  $    5.891  $    5.295  $    7.819   $    9.497
 Number of Units Outstanding, End of Period                         61,310      73,439     117,274     128,637      112,553
----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    8.335  $    6.980  $    4.968   $    6.123
 Accumulation Unit Value, End of Period                           $  8.335  $    6.980  $    4.968  $    6.123   $    6.510
 Number of Units Outstanding, End of Period                        182,173     206,607     217,248     207,602      200,709
----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    9.054  $    7.209  $    5.916   $    7.437
 Accumulation Unit Value, End of Period                           $  9.054  $    7.209  $    5.916  $    7.437   $    8.613
 Number of Units Outstanding, End of Period                         41,665      75,869      98,575     120,003      129,973
----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -  $   10.000  $    7.326   $   10.246
 Accumulation Unit Value, End of Period                                  -           -  $    7.326  $   10.246   $   12.292
 Number of Units Outstanding, End of Period                              -           -      22,083      69,239       79,478
----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   10.231  $    9.775  $    6.942   $    9.691
 Accumulation Unit Value, End of Period                           $ 10.231  $    9.775  $    6.942  $    9.691   $   10.957
 Number of Units Outstanding, End of Period                         54,051     274,260     557,452     543,989      541,279
----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   11.503  $   12.465  $   12.117   $   16.552
 Accumulation Unit Value, End of Period                           $ 11.503  $   12.465  $   12.117  $   16.552   $   22.274
 Number of Units Outstanding, End of Period                         20,901      83,055     150,580     156,443      137,651
----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                                  -           -           -           -   $   11.148
 Number of Units Outstanding, End of Period                              -           -           -           -       28,289



                                 43  PROSPECTUS

----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -  $   10.000  $    8.054   $   10.391
 Accumulation Unit Value, End of Period                                  -           -  $    8.054  $   10.391   $   12.038
 Number of Units Outstanding, End of Period                              -           -     586,029     781,942      849,641
----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class I Sub-Account/(2)/
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    8.129  $    5.494  $    3.659   $    4.597
 Accumulation Unit Value, End of Period                           $  8.129  $    5.494  $    3.659  $    4.597   $    4.855
 Number of Units Outstanding, End of Period                        472,104     722,796     343,933     288,538      257,735
----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Sub-Account /(2)/
 Accumulation Unit Value, Beginning of Period                            -  $   10.000  $    8.106  $    5.385   $    6.750
 Accumulation Unit Value, End of Period                                  -  $    8.106  $    5.385  $    6.750   $    7.111
 Number of Units Outstanding, End of Period                              -     175,128     242,253     221,320      210,046
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series I Sub-Account /(3)/
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    8.285  $    6.270  $    4.679   $    5.979
 Accumulation Unit Value, End of Period                           $  8.285  $    6.270  $    4.679  $    5.979   $    6.290
 Number of Units Outstanding, End of Period                         90,817     201,850     144,764     152,197      155,432
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series I Sub-Account /(4)/
 Accumulation Unit Value, Beginning of Period                            -           -           -           -            -
 Accumulation Unit Value, End of Period                                  -           -           -           -            -
 Number of Units Outstanding, End of Period                              -           -           -           -            -
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                                  -           -           -           -   $   10.838
 Number of Units Outstanding, End of Period                              -           -           -           -        6,388
----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    8.000  $    6.026  $    4.265   $    5.667
 Accumulation Unit Value, End of Period                           $  8.000  $    6.026  $    4.265  $    5.667   $    6.404
 Number of Units Outstanding, End of Period                        119,976     269,657     256,501     264,050      257,682
----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   10.242  $   10.119  $    7.761   $   10.121
 Accumulation Unit Value, End of Period                           $ 10.242  $   10.119  $    7.761  $   10.121   $   11.106
 Number of Units Outstanding, End of Period                        102,708     642,105     826,573     819,711      771,745
----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Large Cap Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    7.978  $    6.501  $    4.436   $    5.399
 Accumulation Unit Value, End of Period                           $  7.978  $    6.501  $    4.436  $    5.399   $    5.771
 Number of Units Outstanding, End of Period                        304,578     358,857     306,552     286,209      259,495
----------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                                  -           -           -           -   $   10.713
 Number of Units Outstanding, End of Period                              -           -           -           -        1,181
----------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                                  -           -           -           -   $   11.259
 Number of Units Outstanding, End of Period                              -           -           -           -       30,303
----------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                                  -           -           -           -   $   10.970
 Number of Units Outstanding, End of Period                              -           -           -           -        5,679
----------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                                  -           -           -           -   $   11.538
 Number of Units Outstanding, End of Period                              -           -           -           -       17,573
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   10.564  $    9.755  $    7.797   $    9.799
 Accumulation Unit Value, End of Period                           $ 10.564  $    9.755  $    7.797  $    9.799   $   10.741
 Number of Units Outstanding, End of Period                         73,374     366,952     285,561     355,263      327,179
----------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account



                                 44  PROSPECTUS



Accumulation Unit Value, Beginning of Period                     $ 10.000  $    9.016  $    7.061  $    5.735   $    7.272
 Accumulation Unit Value, End of Period                           $  9.016  $    7.061  $    5.735  $    7.272   $    8.337
 Number of Units Outstanding, End of Period                        187,566     474,491     573,617     537,358      464,986
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -  $   10.000  $    7.308   $   10.789
 Accumulation Unit Value, End of Period                                  -           -  $    7.308  $   10.789   $   13.435
 Number of Units Outstanding, End of Period                              -           -     257,805     278,343      260,878
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    8.117  $    6.213  $    4.503   $    5.549
 Accumulation Unit Value, End of Period                           $  8.117  $    6.213  $    4.503  $    5.549   $    5.751
 Number of Units Outstanding, End of Period                        211,436     340,965     424,724     410,372      319,118
----------------------------------------------------------------------------------------------------------------------------





FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                                   2005
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                       $    7.144
 Accumulation Unit Value, End of Period                             $    8.650
 Number of Units Outstanding, End of Period                            227,739
-------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                       $   10.800
 Accumulation Unit Value, End of Period                             $   11.226
 Number of Units Outstanding, End of Period                            811,829
-------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                       $    7.025
 Accumulation Unit Value, End of Period                             $    8.172
 Number of Units Outstanding, End of Period                          1,050,552
-------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                       $    8.118
 Accumulation Unit Value, End of Period                             $    8.679
 Number of Units Outstanding, End of Period                            234,229
-------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                       $    7.074
 Accumulation Unit Value, End of Period                             $    7.429
 Number of Units Outstanding, End of Period                             81,526
-------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                       $   11.595
 Accumulation Unit Value, End of Period                             $   12.146
 Number of Units Outstanding, End of Period                            253,561
-------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                       $    5.623
 Accumulation Unit Value, End of Period                             $    5.654
 Number of Units Outstanding, End of Period                            239,792
-------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                       $   11.915
 Accumulation Unit Value, End of Period                             $   12.544
 Number of Units Outstanding, End of Period                            198,756
-------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                       $   13.309
 Accumulation Unit Value, End of Period                             $   13.535
 Number of Units Outstanding, End of Period                          1,005,575




                                 45  PROSPECTUS

-------------------------------------------------------------------------------
Morgan Stanley VIS Information - Class Y Sub-Account /(1)/
 Accumulation Unit Value, Beginning of Period                       $    4.724
 Accumulation Unit Value, End of Period                             $    4.670
 Number of Units Outstanding, End of Period                             93,291
-------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                       $   11.132
 Accumulation Unit Value, End of Period                             $   11.149
 Number of Units Outstanding, End of Period                            573,784
-------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                       $   10.291
 Accumulation Unit Value, End of Period                             $   10.410
 Number of Units Outstanding, End of Period                            520,195
-------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                       $    8.075
 Accumulation Unit Value, End of Period                             $    8.321
 Number of Units Outstanding, End of Period                          1,419,666
-------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                       $   10.494
 Accumulation Unit Value, End of Period                             $   11.188
 Number of Units Outstanding, End of Period                            610,562
-------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                       $    7.700
 Accumulation Unit Value, End of Period                             $    8.687
 Number of Units Outstanding, End of Period                            355,076
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                       $    9.497
 Accumulation Unit Value, End of Period                             $   12.542
 Number of Units Outstanding, End of Period                            110,994
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                       $    6.510
 Accumulation Unit Value, End of Period                             $    7.432
 Number of Units Outstanding, End of Period                            152,389
-------------------------------------------------------------------------------
Van Kampen UIF International Magnum, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                       $    8.613
 Accumulation Unit Value, End of Period                             $    9.439
 Number of Units Outstanding, End of Period                            128,034
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                       $   12.292
 Accumulation Unit Value, End of Period                             $   14.258
 Number of Units Outstanding, End of Period                             75,045
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                       $   10.957
 Accumulation Unit Value, End of Period                             $   12.141
 Number of Units Outstanding, End of Period                            463,148
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                       $   22.274
 Accumulation Unit Value, End of Period                             $   25.724
 Number of Units Outstanding, End of Period                            121,936
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                       $   11.148
 Accumulation Unit Value, End of Period                             $   12.221
 Number of Units Outstanding, End of Period                             34,063
-------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                       $   12.038
 Accumulation Unit Value, End of Period                             $   12.366
 Number of Units Outstanding, End of Period                            874,617
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class I Sub-Account /(2)/



                                 46  PROSPECTUS


 Accumulation Unit Value, Beginning of Period                       $    4.855
 Accumulation Unit Value, End of Period                             $    5.170
 Number of Units Outstanding, End of Period                            214,331
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Sub-Account /(2)/
 Accumulation Unit Value, Beginning of Period                       $    7.111
 Accumulation Unit Value, End of Period                             $    7.551
 Number of Units Outstanding, End of Period                            184,695
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series I Sub-Account /(3)/
 Accumulation Unit Value, Beginning of Period                       $    6.290
 Accumulation Unit Value, End of Period                             $    6.754
 Number of Units Outstanding, End of Period                            215,906
-------------------------------------------------------------------------------
AIM V.I. Core Equity - Series I Sub-Account/ (4)/
 Accumulation Unit Value, Beginning of Period                               --
 Accumulation Unit Value, End of Period                                     --
 Number of Units Outstanding, End of Period
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                       $   10.838
 Accumulation Unit Value, End of Period                             $   11.508
 Number of Units Outstanding, End of Period                             14,794
-------------------------------------------------------------------------------
AllianceBernstein Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                       $    6.404
 Accumulation Unit Value, End of Period                             $    7.053
 Number of Units Outstanding, End of Period                            225,528
-------------------------------------------------------------------------------
AllianceBernstein Growth and Income - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                       $   11.106
 Accumulation Unit Value, End of Period                             $   11.461
 Number of Units Outstanding, End of Period                            704,582
-------------------------------------------------------------------------------
AllianceBernstein Large Cap Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                       $    5.771
 Accumulation Unit Value, End of Period                             $    6.539
 Number of Units Outstanding, End of Period                            260,704
-------------------------------------------------------------------------------
FTVIP Franklin High Income - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                       $   10.713
 Accumulation Unit Value, End of Period                             $   10.920
 Number of Units Outstanding, End of Period                             12,375
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                       $   11.259
 Accumulation Unit Value, End of Period                             $   11.286
 Number of Units Outstanding, End of Period                             72,954
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                       $   10.970
 Accumulation Unit Value, End of Period                             $   11.965
 Number of Units Outstanding, End of Period                             38,802
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                       $   11.538
 Accumulation Unit Value, End of Period                             $   12.541
 Number of Units Outstanding, End of Period                             53,868
-------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                       $   10.741
 Accumulation Unit Value, End of Period                             $   11.152
 Number of Units Outstanding, End of Period                            285,586
-------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                       $    8.337
 Accumulation Unit Value, End of Period                             $    9.229
 Number of Units Outstanding, End of Period                            440,036
-------------------------------------------------------------------------------
Putnam VT Small Cap Value - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                       $   13.435




                                 47  PROSPECTUS

 Accumulation Unit Value, End of Period                             $   14.188
 Number of Units Outstanding, End of Period                            253,085
-------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                       $    5.751
 Accumulation Unit Value, End of Period                             $    5.997
 Number of Units Outstanding, End of Period                            286,756
-------------------------------------------------------------------------------




*Contracts were first offered on June 5, 2000. All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Morgan Stanley VIS Information - Class Y Sub-Account which commenced operations on November 6, 2000, the Van Kampen LIT Emerging Growth, Class II Sub-Account which commenced operations on May 17, 2001, and the Van Kampen UIF Mid Cap Growth, Class I Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, and Putnam VT Small Cap Value - Class IB Sub-Account which commenced operations on May 1, 2002. The Van Kampen LIT Aggressive Growth, Class II Sub-Account, AIM V.I. Mid Cap Core Equity - Series I Sub-Account, FTVIP Franklin High Income - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account and FTVIP Templeton Foreign Securities - Class 2 Sub-Account were first offered on May 1, 2004, the AIM V.I. Core Equity - Series I Sub-Account was first offered as of May 1, 2006. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.



(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio - Class Y will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money Market Portfolio - Class Y Sub-account.

(2) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(3) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1, 2006 we combined the AIM V.I. Growth - Series I Sub-Account into the AIM V.I. Capital Appreciation - Series I Sub-Account.

(4) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May 1, 2006 we combined the AIM V.I. Premier Equity - Series I Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.


                                 48  PROSPECTUS

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED (WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2)

--------------------------------------------------------------------------------


FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                               2001      2002      2003      2004       2005
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.157  $  6.912  $  8.504   $  9.356
 Accumulation Unit Value, End of Period                           $ 9.157  $  6.912  $  8.504  $  9.356   $ 11.234
 Number of Units Outstanding, End of Period                         3,625    34,442    36,657    21,802     19,146
------------------------------------------------------------------                                       ----------
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.282  $  7.424  $  9.262   $  9.804
 Accumulation Unit Value, End of Period                           $ 9.282  $  7.424  $  9.262  $  9.804   $ 10.105
 Number of Units Outstanding, End of Period                        66,076   151,394   187,461   182,934    142,402
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.190  $  7.061  $  8.466   $  9.181
 Accumulation Unit Value, End of Period                           $ 9.190  $  7.061  $  8.466  $  9.181   $ 10.589
 Number of Units Outstanding, End of Period                        42,655   134,909   161,433   150,953    128,743
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.526  $  7.312  $  9.206   $ 10.130
 Accumulation Unit Value, End of Period                           $ 9.526  $  7.312  $  9.206  $ 10.130   $ 10.739
 Number of Units Outstanding, End of Period                         7,447    49,709    49,736    50,739     42,930
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  8.948  $  6.920  $  8.852   $  9.723
 Accumulation Unit Value, End of Period                           $ 8.948  $  6.920  $  8.852  $  9.723   $ 10.125
 Number of Units Outstanding, End of Period                         2,373     7,000     7,473     6,162      4,844
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.656  $  8.244  $ 10.617   $ 11.907
 Accumulation Unit Value, End of Period                           $ 9.656  $  8.244  $ 10.617  $ 11.907   $ 12.368
 Number of Units Outstanding, End of Period                        15,650    55,252    66,972    69,173     58,205
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  7.694  $  6.973  $  8.692   $  9.316
 Accumulation Unit Value, End of Period                           $ 7.694  $  6.973  $  8.692  $  9.316   $  9.289
 Number of Units Outstanding, End of Period                        11,886    28,418    57,287    26,938     24,907
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.597  $  8.641  $ 10.187   $ 11.034
 Accumulation Unit Value, End of Period                           $ 9.597  $  8.641  $ 10.187  $ 11.034   $ 11.518
 Number of Units Outstanding, End of Period                        11,722    38,298    40,683    37,223     38,479
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 10.389  $ 10.698  $ 11.311   $ 11.627
 Accumulation Unit Value, End of Period                           $10.389  $ 10.698  $ 11.311  $ 11.627   $ 11.724
 Number of Units Outstanding, End of Period                        83,474   208,916   184,067   120,227     78,497
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Information - Class Y Sub-Account/ //(1) /
 Accumulation Unit Value, Beginning of Period                     $10.000  $  8.906  $  4.940  $  7.762   $  7.848
 Accumulation Unit Value, End of Period                           $ 8.906  $  4.940  $  7.762  $  7.848   $  7.693
 Number of Units Outstanding, End of Period                         6,671    16,149    26,762    22,736     21,039
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 10.247  $ 10.406  $ 10.381   $ 10.274
 Accumulation Unit Value, End of Period                           $10.247  $ 10.406  $ 10.381  $ 10.274   $ 10.203
 Number of Units Outstanding, End of Period                        32,220    82,074    86,453    76,730     59,571
------------------------------------------------------------------------------------------------------------------

                                 49  PROSPECTUS



Morgan Stanley VIS Money Market - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 10.022  $  9.911  $  9.735   $  9.582
 Accumulation Unit Value, End of Period                           $10.022  $  9.911  $  9.735  $  9.582   $  9.612
 Number of Units Outstanding, End of Period                        59,819   142,108   178,188    41,556     39,922
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.419  $  7.125  $  8.890   $  9.591
 Accumulation Unit Value, End of Period                           $ 9.419  $  7.125  $  8.890  $  9.591   $  9.799
 Number of Units Outstanding, End of Period                        24,696    96,995   138,852   140,324    120,601
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.503  $  8.356  $ 10.290   $ 11.085
 Accumulation Unit Value, End of Period                           $ 9.503  $  8.356  $ 10.290  $ 11.085   $ 11.718
 Number of Units Outstanding, End of Period                        36,980    85,975    97,199    82,276     70,690
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  8.283  $  6.232  $  7.144   $  8.406
 Accumulation Unit Value, End of Period                           $ 8.283  $  6.232  $  7.144  $  8.406   $  9.403
 Number of Units Outstanding, End of Period                        17,626    31,085    41,878    40,647     36,244
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.736  $  8.676  $ 12.703   $ 15.299
 Accumulation Unit Value, End of Period                           $ 9.736  $  8.676  $ 12.703  $ 15.299   $ 20.035
 Number of Units Outstanding, End of Period                         3,571     6,324     4,688     6,847     11,855
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.604  $  6.777  $  8.282   $  8.732
 Accumulation Unit Value, End of Period                           $ 9.604  $  6.777  $  8.282  $  8.732   $  9.884
 Number of Units Outstanding, End of Period                         4,178     8,993    12,298    13,989     20,721
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.069  $  7.380  $  9.199   $ 10.564
 Accumulation Unit Value, End of Period                           $ 9.069  $  7.380  $  9.199  $ 10.564   $ 11.479
 Number of Units Outstanding, End of Period                         5,001     8,835     8,460     7,719      7,505
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                           -  $ 10.000  $  7.284  $ 10.102   $ 12.016
 Accumulation Unit Value, End of Period                                 -  $  7.284  $ 10.102  $ 12.016   $ 13.821
 Number of Units Outstanding, End of Period                             -    21,474    44,789    40,019     38,555
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.826  $  6.918  $  9.577   $ 10.736
 Accumulation Unit Value, End of Period                           $ 9.826  $  6.918  $  9.577  $ 10.736   $ 11.796
 Number of Units Outstanding, End of Period                        34,561   159,570   108,644    96,549     84,584
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 10.225  $  9.855  $ 13.349   $ 17.812
 Accumulation Unit Value, End of Period                           $10.225  $  9.855  $ 13.349  $ 17.812   $ 20.396
 Number of Units Outstanding, End of Period                        16,325    49,735    43,639    43,644     35,891
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                           -         -         -  $ 10.000   $ 11.084
 Accumulation Unit Value, End of Period                                 -         -         -  $ 11.084   $ 12.048
 Number of Units Outstanding, End of Period                             -         -         -    14,991      9,733
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                           -  $ 10.000  $  8.008  $ 10.245   $ 11.768
 Accumulation Unit Value, End of Period                                 -  $  8.008  $ 10.245  $ 11.768   $ 11.986
 Number of Units Outstanding, End of Period                             -   197,550   137,220   145,475    121,757
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class I Sub-Account /(2)/
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.241  $  5.781  $  7.201   $  7.540
 Accumulation Unit Value, End of Period                           $ 9.241  $  5.781  $  7.201  $  7.540   $  7.962
 Number of Units Outstanding, End of Period                             0     9,693    10,484     5,962      3,696
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Sub-Account /(2) /
 Accumulation Unit Value, Beginning of Period                     $10.000  $  8.740  $  5.757  $  7.155   $  7.474
 Accumulation Unit Value, End of Period                           $ 8.740  $  5.757  $  7.155  $  7.474   $  7.870
 Number of Units Outstanding, End of Period                        33,708    74,725    88,587    59,538     48,503




                                 50  PROSPECTUS

-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series I Sub-Account/ //(3) /
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.206  $  6.812  $  8.631   $  9.002
 Accumulation Unit Value, End of Period                           $ 9.206  $  6.812  $  8.631  $  9.002   $  9.585
 Number of Units Outstanding, End of Period                        13,272    48,520    49,580    45,718     32,142
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series I Sub-Account /(4) /
 Accumulation Unit Value, Beginning of Period                           -         -         -         -          -
 Accumulation Unit Value, End of Period                                 -         -         -         -          -
 Number of Units Outstanding, End of Period                             -         -         -
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                           -         -         -  $ 10.000   $ 10.776
 Accumulation Unit Value, End of Period                                 -         -         -  $ 10.776   $ 11.345
 Number of Units Outstanding, End of Period                             -         -         -        41         49
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.101  $  6.386  $  8.416   $  9.429
 Accumulation Unit Value, End of Period                           $ 9.101  $  6.386  $  8.416  $  9.429   $ 10.297
 Number of Units Outstanding, End of Period                         1,281    20,135    27,475    27,853     31,006
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.490  $  7.217  $  9.332   $ 10.153
 Accumulation Unit Value, End of Period                           $ 9.490  $  7.217  $  9.332  $ 10.153   $ 10.389
 Number of Units Outstanding, End of Period                        73,305   169,183   165,403   155,011    128,916
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Large Cap Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.288  $  6.283  $  7.583   $  8.037
 Accumulation Unit Value, End of Period                           $ 9.288  $  6.283  $  7.583  $  8.037   $  9.030
 Number of Units Outstanding, End of Period                        17,059    36,076    52,980    45,259     26,842
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                           -         -         -  $ 10.000   $ 10.651
 Accumulation Unit Value, End of Period                                 -         -         -  $ 10.651   $ 10.763
 Number of Units Outstanding, End of Period                             -         -         -       772      6,242
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                           -         -         -  $ 10.000   $ 11.194
 Accumulation Unit Value, End of Period                                 -         -         -  $ 11.194   $ 11.124
 Number of Units Outstanding, End of Period                             -         -         -    27,077     38,953
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                           -         -         -  $ 10.000   $ 10.906
 Accumulation Unit Value, End of Period                                 -         -         -  $ 10.906   $ 11.794
 Number of Units Outstanding, End of Period                             -         -         -     5,220     16,167
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                           -         -         -  $ 10.000   $ 11.472
 Accumulation Unit Value, End of Period                                 -         -         -  $ 11.472   $ 12.362
 Number of Units Outstanding, End of Period                             -         -         -     4,198     17,260
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.424  $  7.468  $  9.307   $ 10.116
 Accumulation Unit Value, End of Period                           $ 9.424  $  7.468  $  9.307  $ 10.116   $ 10.414
 Number of Units Outstanding, End of Period                        21,590    50,216    58,800    43,382     34,460
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.150  $  7.369  $  9.265   $ 10.531
 Accumulation Unit Value, End of Period                           $ 9.150  $  7.369  $  9.265  $ 10.531   $ 11.560
 Number of Units Outstanding, End of Period                        12,096    91,404    56,386    58,334     41,656
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                           -  $ 10.000  $  7.266  $ 10.637   $ 13.134
 Accumulation Unit Value, End of Period                                 -  $  7.266  $ 10.637  $ 13.134   $ 13.752
 Number of Units Outstanding, End of Period                             -    83,657    52,971    40,838     35,746
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.087  $  6.531  $  7.980   $  8.199
 Accumulation Unit Value, End of Period                           $ 9.087  $  6.531  $  7.980  $  8.199   $  8.478
 Number of Units Outstanding, End of Period                        25,087    47,887    48,058    37,632     34,095
-------------------------------------------------------------------------------------------------------------------





                                 51  PROSPECTUS

*Contracts with the Enhanced Earnings Death Benefit Plus and the Income and Death Benefit Combination Option 2 (age 66-75) were first offered under the Contracts on May 1, 2001. All the Variable Sub-Accounts were first offered with these options on May 1, 2001 except for the Van Kampen LIT Emerging Growth, Class II Sub-Account which commenced operations May 17, 2001, and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, and Putnam VT Small Cap Value - Class IB Sub-Account which commenced operations on May 1, 2002. The Van Kampen LIT Aggressive Growth, Class II Sub-Account, AIM V.I. Mid Cap Core Equity - Series I Sub-Account, FTVIP Franklin High Income - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account and FTVIP Templeton Foreign Securities - Class 2 Sub-Account were first offered on May 1, 2004, the AIM V.I. Core Equity - Series I Sub-Account was first offered as of May 1, 2006. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.



(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio - Class Y will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money Market Portfolio - Class Y Sub-account.

(2) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(3) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1, 2006 we combined the AIM V.I. Growth - Series I Sub-Account into the AIM V.I. Capital Appreciation - Series I Sub-Account.

(4) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May 1, 2006 we combined the AIM V.I. Premier Equity - Series I Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.


                                 52  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  Purchase of Contracts
--------------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
NET INVESTMETN FACTOR
--------------------------------------------------------------------------------
CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS
--------------------------------------------------------------------------------
CALCULATION OF ANNUITY UNIT VALEUS
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APPENDIX A-ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 53  PROSPECTUS

 MORGAN STANLEY VARIABLE ANNUITY II




Allstate Life Insurance Company
Statement of Additional Information
Allstate Financial Advisors Separate Account I dated May 1, 2006


P.O. Box 80469 Lincoln, NE 68501-0469 1 (800) 654-2397


This Statement of Additional Information supplements the information in the prospectus for the Morgan Stanley Variable Annuity II Contracts ("VA II Contracts"). This Statement of Additional Information is not a

prospectus. You should read it in conjunction with the prospectus, dated May 1, 2006, for each form of Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for each form of Contract described above.




TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments
The Contract
    Purchases
    Tax-free Exchanges (1035 Exchanges, Rollovers and
    Transfers)
    Calculation of Accumulation Unit Values
    Calculation of Variable Income Payments
General Matters
    Intestability
    Settlements
    Safekeeping of the Variable Account's Assets
    Premium Taxes
    Tax Reserves
Experts
Financial Statements
Appendix A - Accumulation Unit Values




ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

AGREEMENTS WITH THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
On March 8, 2006, Allstate Life announced that it had entered into an agreement ("the Agreement") with Prudential Financial, Inc., and its subsidiary, The Prudential Insurance Company of America ("PICA"), pursuant to which Allstate Life will sell, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. The Agreement also provides that Allstate Life and PICA will enter into an administrative services agreement pursuant to which PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Contract.

The transaction is subject to regulatory approvals, and it is expected that it will be completed by the end of the second quarter of 2006.


PURCHASES

Morgan Stanley DW Inc. is the principal underwriter and distributor of the Contracts. We are no longer offering the Contracts in all states. Please check with your Morgan Stanley Financial Advisor for availability.


For the Variable Account, we paid commissions to Morgan Stanley DW of $30,408,546, $25,689,897 and $39,410,626 for the Years 2003,2004 and 2005
respectively.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.


NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

          (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

          (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

     o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

     o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.


The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.



SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.


PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The consolidated financial statements of Allstate Life Insurance Company as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, and the related consolidated financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and changes in methods of accounting for embedded derivatives in modified coinsurance agreements and variable interest entities in
2003), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2005 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


o consolidated financial statements of Allstate as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 and related consolidated financial statement schedules, and

o the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the sub-accounts as of December 31, 2005 and for each of the periods in the two years then ended,



The consolidated financial statements and schedules of Allstate included herein should be considered only as bearing upon the ability of Allstate to meet its obligations under the Contracts.
                                   APPENDIX A
                            ACCUMULATION UNIT VALUES

                  Morgan Stanley Variable Annuity II Contracts

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges are contained in the prospectus. The following tables show the Accumulation Unit Values for all other classes of Accumulation Units available under the Morgan Stanley Variable Annuity II Contracts.

Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:

The Morgan Stanley VIS Money Market, Morgan Stanley VIS Quality Income, Morgan Stanley VIS High Yield, Morgan Stanley VIS Utilities, Morgan Stanley VIS Dividend Growth, Morgan Stanley VIS Equity and Morgan Stanley VIS Strategist Variable Sub-Accounts were first offered on October 25, 1990. The Morgan Stanley VIS European Growth Variable Sub-Account was first offered on March 1, 1991. The Morgan Stanley VIS Global Dividend and Morgan Stanley VIS Pacific Growth Variable Sub-Accounts were first offered on February 23, 1994. The Morgan Stanley VIS Income Builder Variable Sub-Account was first offered on January 21, 1997. The Equity Growth, International Magnum, Emerging Markets Equity, and Emerging Growth Variable Sub-Accounts were first offered on March 16, 1998. The Morgan Stanley VIS S&P 500 Index, Morgan Stanley VIS Global Advantage and Van Kampen UIF U.S. Real Estate Variable Sub-Accounts were first offered on May 18, 1998. The Morgan Stanley VIS Limited Duration and Morgan Stanley VIS Aggressive Equity Variable Sub-Accounts were first offered on May 3, 1999. The Van Kampen UIF S. Mid Cap Value Sub-Account, the AIM V.I. Capital Appreciation, Growth and AIM V.I. Premier Equity Variable Sub-Accounts, the AllianceBernstein Growth, Growth and Income, and AllianceBernstein Premier Growth Variable Sub-Accounts, and the Putnam VT Growth and Income, Putnam VT International Equity and Putnam VT Voyager Variable Sub-Accounts were first offered on January 31, 2000. The Morgan Stanley VIS Information Sub-Account was first offered on November 6, 2001. The Van Kampen UIF Mid Cap Growth, Van Kampen LIT Comstock, LSA Aggressive Growth, and Putnam VT Small Cap Variable Sub-Accounts were first offered on May 1, 2002.

The Van Kampen LIT Aggressive Growth,
AIM V.I. MID CAP CORE EQUITY, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities and FTVIP Templeton Foreign Securities Variable Sub-Accounts were first offered on May 1, 2004, the AIM V.I. Core Equity- Series I Sub-Account was first offered on May 1, 2006.




ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED DEATH
BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION

For the Period Beginning January 1* and Ending December 31           1996        1997        1998        1999        2000
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                -           -           -      $10.000    $14.465
Accumulation Unit Value, End of Period                                      -           -           -      $14.465    $14.005
Number of Units Outstanding, End of Period                                  -           -           -    1,122,012  4,013,767
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                          $21.500     $26.260     $32.500      $36.593    $35.192
Accumulation Unit Value, End of Period                                $26.260     $32.500     $36.590      $35.192    $36.516
Number of Units Outstanding, End of Period                          4,586,699  13,973,141  19,936,437   20,053,835 14,630,929
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                          $25.860     $28.630     $38.760      $49.825    $77.861
Accumulation Unit Value, End of Period                                $28.630     $38.760     $49.830      $77.861    $67.245
Number of Units Outstanding, End of Period                          2,302,720   5,454,409   7,931,260   10,374,793 10,575,220
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                          $18.970     $24.300     $27.790      $33.944    $43.185
Accumulation Unit Value, End of Period                                $24.300     $27.790     $33.940      $43.185    $40.461
Number of Units Outstanding, End of Period                          1,143,635   3,091,981   4,668,539    4,444,148  4,301,593
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                -           -     $10.000       $9.720    $12.152
Accumulation Unit Value, End of Period                                      -           -      $9.720      $12.152     $9.893
Number of Units Outstanding, End of Period                                  -           -   1,965,368    2,481,411  2,978,593
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                          $11.930     $13.820     $15.260      $16.291    $19.115
Accumulation Unit Value, End of Period                                $13.820     $15.260     $16.920      $19.115    $18.366
Number of Units Outstanding, End of Period                          2,364,163   7,789,952   8,929,904    8,775,455  6,909,685
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                          $21.860     $24.110     $26.580      $24.563    $23.879
Accumulation Unit Value, End of Period                                $24.110     $26.580     $24.560      $23.879    $15.948
Number of Units Outstanding, End of Period                          1,462,866   8,797,892   5,304,510    4,203,079  2,849,935
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                -     $10.000     $12.070      $12.274    $12.947
Accumulation Unit Value, End of Period                                      -     $12.070     $12.270      $12.947    $12.780
Number of Units Outstanding, End of Period                                  -   2,024,851   3,652,211    3,133,231  2,229,410
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                          $16.370     $16.380     $17.930       $5.334    $13.390
Accumulation Unit Value, End of Period                                $16.380     $17.930     $19.200       $8.730    $13.989
Number of Units Outstanding, End of Period                          1,095,796   3,843,253   5,109,593    4,058,485  8,280,928
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                -           -           -            -    $10.000
Accumulation Unit Value, End of Period                                      -           -           -            -     $9.290
Number of Units Outstanding, End of Period                                  -           -           -            -    112,286
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                          $11.650     $12.070     $12.510      $10.000    $10.056
Accumulation Unit Value, End of Period                                $12.070     $12.510     $12.960      $10.056    $10.490
Number of Units Outstanding, End of Period                          3,424,292   5,406,175   8,938,860      121,549    243,983
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                -           -           -      $19.200    $18.101
Accumulation Unit Value, End of Period                                      -           -           -      $18.101    $19.815
Number of Units Outstanding, End of Period                                  -           -           -    5,167,349  4,441,671
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                          $16.920     $19.170     $21.480      $11.117    $13.170
Accumulation Unit Value, End of Period                                $19.170     $21.480     $26.780      $13.170    $11.760
Number of Units Outstanding, End of Period                            903,817   3,529,096           -    6,209,831  7,535,806
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                -           -     $10.000      $26.783    $30.968
Accumulation Unit Value, End of Period                                      -           -     $11.120      $30.968    $31.017
Number of Units Outstanding, End of Period                                  -           -   2,003,301    6,559,093  6,719,790
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                          $18.000     $19.270     $24.140      $29.438    $32.693
Accumulation Unit Value, End of Period                                $19.270     $24.140     $29.440      $32.693    $33.193
Number of Units Outstanding, End of Period                            822,723   1,753,743   3,510,503    4,016,659  4,175,987
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                -           -     $10.000       $7.095    $13.679
Accumulation Unit Value, End of Period                                      -           -      $7.095      $13.679     $8.194
Number of Units Outstanding, End of Period                                  -           -      94,600      689,216    884,729
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                -           -     $10.000      $10.094    $13.869
Accumulation Unit Value, End of Period                                      -           -     $10.094      $13.869    $12.061
Number of Units Outstanding, End of Period                                  -           -   1,530,819    2,952,648  4,201,929
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                -           -     $10.000       $9.780    $12.063
Accumulation Unit Value, End of Period                                      -           -      $9.780      $12.063    $10.410
Number of Units Outstanding, End of Period                                  -           -     170,897      416,818    713,739
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                -           -           -            -          -
Accumulation Unit Value, End of Period                                      -           -           -            -          -
Number of Units Outstanding, End of Period                                  -           -           -            -          -
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                -           -           -            -    $10.000
Accumulation Unit Value, End of Period                                      -           -           -            -    $10.234
Number of Units Outstanding, End of Period                                  -           -           -            -    119,091
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                -           -     $10.000       $9.054     $8.790
Accumulation Unit Value, End of Period                                      -           -      $9.054       $8.790    $11.197
Number of Units Outstanding, End of Period                                  -           -      80,782      194,964    526,895
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                -           -           -            -          -
Accumulation Unit Value, End of Period                                      -           -           -            -          -
Number of Units Outstanding, End of Period                                  -           -           -            -          -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                -           -           -            -          -
Accumulation Unit Value, End of Period                                      -           -           -            -          -
Number of Units Outstanding, End of Period                                  -           -           -            -          -
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                -           -     $10.000      $11.985    $10.000
Accumulation Unit Value, End of Period                                      -           -     $11.985      $24.135    $21.368
Number of Units Outstanding, End of Period                                  -           -     402,082    2,522,689  5,404,064
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                -           -           -      $10.000    $14.447
Accumulation Unit Value, End of Period                                      -           -           -      $14.447     $8.317
Number of Units Outstanding, End of Period                                  -           -           -            -    403,019
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                -           -           -            -          -
Accumulation Unit Value, End of Period                                      -           -           -            -          -
Number of Units Outstanding, End of Period                                  -           -           -            -          -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                -           -           -      $10.000    $14.447
Accumulation Unit Value, End of Period                                      -           -           -      $14.447     $7.994
Number of Units Outstanding, End of Period                                  -           -           -            -    867,766
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                -           -           -      $10.000    $14.447
Accumulation Unit Value, End of Period                                      -           -           -      $14.447     $8.138
Number of Units Outstanding, End of Period                                  -           -           -            -    253,019
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                -           -           -      $10.000    $14.447
Accumulation Unit Value, End of Period                                      -           -           -      $14.447    $10.755
Number of Units Outstanding, End of Period                                  -           -           -            -    756,656
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                -           -           -      $10.000    $14.447
Accumulation Unit Value, End of Period                                      -           -           -      $14.447     $7.854
Number of Units Outstanding, End of Period                                  -           -           -            -  1,370,194
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                -           -           -            -          -
Accumulation Unit Value, End of Period                                      -           -           -            -          -
Number of Units Outstanding, End of Period                                  -           -           -            -          -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                -           -           -            -          -
Accumulation Unit Value, End of Period                                      -           -           -            -          -
Number of Units Outstanding, End of Period                                  -           -           -                       -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                -           -           -            -          -
Accumulation Unit Value, End of Period                                      -           -           -            -          -
Number of Units Outstanding, End of Period                                  -           -           -            -          -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                -           -           -            -          -
Accumulation Unit Value, End of Period                                      -           -           -            -          -
Number of Units Outstanding, End of Period                                  -           -           -            -          -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                -           -           -            -          -
Accumulation Unit Value, End of Period                                      -           -           -            -          -
Number of Units Outstanding, End of Period                                  -           -           -            -          -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                -           -           -            -    $10.000
Accumulation Unit Value, End of Period                                      -           -           -            -    $10.791
Number of Units Outstanding, End of Period                                  -           -           -            -    220,718
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                -           -           -            -    $10.000
Accumulation Unit Value, End of Period                                      -           -           -            -     $9.076
Number of Units Outstanding, End of Period                                  -           -           -            -    562,467
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                -           -           -            -          -
Accumulation Unit Value, End of Period                                      -           -           -            -          -
Number of Units Outstanding, End of Period                                  -           -           -            -          -
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                -           -           -            -    $10.000
Accumulation Unit Value, End of Period                                      -           -           -            -     $8.118
Number of Units Outstanding, End of Period                                  -           -           -                 786,759




For the Period Beginning January 1* and Ending December 31                   2001        2002       2003       2004       2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                  $14.005      $9.871     $7.528     $9.350   $10.384
Accumulation Unit Value, End of Period                                         $9.871      $7.528     $9.350    $10.384   $12.602
Number of Units Outstanding, End of Period                                  2,725,210   1,948,166  1,714,271  1,361,018 1,019,103
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                  $36.516     $34.106    $27.551    $34.717   $37.102
Accumulation Unit Value, End of Period                                        $34.106     $27.551    $34.717    $37.102   $38.608
Number of Units Outstanding, End of Period                                 12,948,190  10,489,433  8,870,731  7,047,011 4,911,800
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                  $67.245     $48.450    $37.610    $45.509   $49.838
Accumulation Unit Value, End of Period                                        $48.450     $37.610    $45.509    $49.838   $58.024
Number of Units Outstanding, End of Period                                  8,138,160   6,331,379  5,231,139  4,131,819 2,949,664
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                  $40.461     $32.784    $25.402    $32.295   $35.874
Accumulation Unit Value, End of Period                                        $32.784     $25.402    $32.295    $35.874   $38.420
Number of Units Outstanding, End of Period                                  3,317,658   2,548,744  2,066,923  1,686,266 1,201,751
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                   $9.893      $7.473     $5.830     $7.532    $8.352
Accumulation Unit Value, End of Period                                         $7.473      $5.830     $7.532     $8.352    $8.789
Number of Units Outstanding, End of Period                                  2,262,652   1,684,270  1,459,745  1,190,435   854,304
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                  $18.366     $16.964    $14.622    $19.028   $21.548
Accumulation Unit Value, End of Period                                        $16.964     $14.622    $19.028    $21.548   $22.579
Number of Units Outstanding, End of Period                                  5,770,297   4,777,066  4,093,574  3,493,723 2,606,536
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                  $15.948     $10.409     $9.524    $11.987   $12.973
Accumulation Unit Value, End of Period                                        $10.409      $9.524    $11.987    $12.973   $13.062
Number of Units Outstanding, End of Period                                  2,178,760   1,675,719  1,699,286  1,377,197   945,262
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                  $12.780     $12.881    $11.722    $13.957   $15.260
Accumulation Unit Value, End of Period                                        $12.881     $11.722    $13.957    $15.260   $16.082
Number of Units Outstanding, End of Period                                  2,367,507   2,012,059  1,733,127  1,464,501 1,065,844
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                  $19.815     $21.390    $22.238    $23.762   $24.637
Accumulation Unit Value, End of Period                                        $21.390     $22.238    $23.762    $24.637   $25.084
Number of Units Outstanding, End of Period                                  5,113,210   5,001,207  4,034,766  3,076,944 2,234,168
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                   $9.290      $5.228     $2.932     $4.653    $4.747
Accumulation Unit Value, End of Period                                         $5.228      $2.932     $4.653     $4.747    $4.706
Number of Units Outstanding, End of Period                                    362,163     308,812    422,868    354,452   231,153
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                  $10.490     $11.029    $11.307    $11.389   $11.382
Accumulation Unit Value, End of Period                                        $11.029     $11.307    $11.389    $11.382   $11.424
Number of Units Outstanding, End of Period                                    822,746   2,600,397  1,967,285  1,658,557 1,253,495
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                  $13.989     $14.320    $14.299    $14.183   $14.096
Accumulation Unit Value, End of Period                                        $14.320     $14.299    $14.183    $14.096   $14.277
Number of Units Outstanding, End of Period                                 11,669,438  10,573,509  5,773,240  3,746,714 2,747,066
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                  $11.760     $10.169     $7.766     $9.784   $10.661
Accumulation Unit Value, End of Period                                        $10.169      $7.766     $9.784    $10.661   $10.992
Number of Units Outstanding, End of Period                                  6,817,073   5,971,731  5,882,954  5,142,081 3,722,566
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                  $31.017     $27.448    $24.370    $30.314   $32.968
Accumulation Unit Value, End of Period                                        $27.448     $24.370    $30.314    $32.968   $35.188
Number of Units Outstanding, End of Period                                  5,764,581   4,631,326  3,912,134  3,178,632 2,306,062
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                  $33.193     $24.282    $18.455    $21.337   $25.367
Accumulation Unit Value, End of Period                                        $24.282     $18.455    $21.337    $25.367   $28.650
Number of Units Outstanding, End of Period                                  3,506,974   2,659,431  2,213,596  1,799,377 1,356,098
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                   $8.194      $7.549     $6.776     $9.993   $12.122
Accumulation Unit Value, End of Period                                         $7.549      $6.776     $9.993    $12.122   $15.989
Number of Units Outstanding, End of Period                                    695,767     746,143    765,582    752,985   657,079
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                  $12.061     $10.087     $7.169     $8.825    $9.371
Accumulation Unit Value, End of Period                                        $10.087      $7.169     $8.825     $9.371   $10.685
Number of Units Outstanding, End of Period                                  3,084,036   2,467,852  2,198,775  1,827,817 1,393,539
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                  $10.410      $8.278     $6.785     $8.518    $9.852
Accumulation Unit Value, End of Period                                         $8.278      $6.785     $8.518     $9.852   $10.782
Number of Units Outstanding, End of Period                                    651,537     580,876    710,369    673,859   564,965
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                  $10.000     $12.092     $7.319    $10.224   $12.250
Accumulation Unit Value, End of Period                                        $12.092      $7.319    $10.224    $12.250   $14.191
Number of Units Outstanding, End of Period                                          -      82,841    474,262    571,267   519,595
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                  $10.234      $9.765     $6.925     $9.656   $10.902
Accumulation Unit Value, End of Period                                         $9.765      $6.925     $9.656    $10.902   $12.065
Number of Units Outstanding, End of Period                                  1,367,293   1,483,690  1,742,730  1,679,162 1,299,789
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                  $11.197     $12.117    $11.764    $16.049   $21.569
Accumulation Unit Value, End of Period                                        $12.117     $11.764    $16.049    $21.569   $24.877
Number of Units Outstanding, End of Period                                    613,092     812,682    712,547    610,706   473,300
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                        -           -          -    $10.000   $11.138
Accumulation Unit Value, End of Period                                              -           -          -    $11.138   $12.195
Number of Units Outstanding, End of Period                                          -           -          -     40,008    43,994
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                        -     $10.000     $8.059    $10.402   $12.069
Accumulation Unit Value, End of Period                                              -      $8.059    $10.402    $12.069   $12.412
Number of Units Outstanding, End of Period                                          -     882,878  2,134,435  3,144,760 3,041,301
VAN KAMPEN LIT EMERGING GROWTH (Class I)
Accumulation Unit Value, Beginning of Period                                  $21.368     $14.422     $9.594    $12.038   $12.695
Accumulation Unit Value, End of Period                                        $14.422      $9.594    $12.038    $12.695   $13.501
Number of Units Outstanding, End of Period                                  4,150,641   2,831,762  2,449,383  1,901,939 1,408,260
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                   $8.317      $6.287     $4.686     $5.980    $6.282
Accumulation Unit Value, End of Period                                         $6.287      $4.686     $5.980     $6.282    $6.737
Number of Units Outstanding, End of Period                                    510,155     511,129    524,081    534,172   392,447
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                        -           -          -    $10.000   $10.829
Accumulation Unit Value, End of Period                                              -           -          -    $10.829   $11.483
Number of Units Outstanding, End of Period                                          -           -          -     60,758   174,142
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                   $7.994      $6.886     $4.732     $5.832    $6.078
Accumulation Unit Value, End of Period                                         $6.886      $4.732     $5.832     $6.078    $6.327
Number of Units Outstanding, End of Period                                  1,317,408   1,091,493    879,147    686,372   485,608
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                   $8.138      $6.121     $4.326     $5.742    $6.480
Accumulation Unit Value, End of Period                                         $6.121      $4.326     $5.742     $6.480    $7.128
Number of Units Outstanding, End of Period                                    457,425     353,529    743,523    923,315   852,090
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                  $10.755     $10.612     $8.128    $10.586   $11.601
Accumulation Unit Value, End of Period                                        $10.612      $8.128    $10.586    $11.601   $11.956
Number of Units Outstanding, End of Period                                  3,317,724   2,563,335  2,741,141  2,504,349 1,925,548
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                   $7.854      $6.392     $4.355     $5.294    $5.652
Accumulation Unit Value, End of Period                                         $6.392      $4.355     $5.294     $5.652    $6.396
Number of Units Outstanding, End of Period                                  1,117,648     953,511  1,039,818    867,095   732,068
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                        -           -          -    $10.000   $10.703
Accumulation Unit Value, End of Period                                              -           -          -    $10.703   $10.896
Number of Units Outstanding, End of Period                                          -           -          -     16,340    35,988
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                        -           -          -    $10.000   $11.249
Accumulation Unit Value, End of Period                                              -           -          -    $11.249   $11.261
Number of Units Outstanding, End of Period                                          -           -          -    136,380   401,874
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                        -           -          -          -   $10.000
Accumulation Unit Value, End of Period                                              -           -          -          -   $11.342
Number of Units Outstanding, End of Period                                          -           -          -          -    84,541
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                        -           -          -    $10.000   $10.960
Accumulation Unit Value, End of Period                                              -           -          -    $10.960   $11.939
Number of Units Outstanding, End of Period                                          -           -          -    128,383   408,502
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                        -           -          -    $10.000   $11.528
Accumulation Unit Value, End of Period                                              -           -          -    $11.528   $12.514
Number of Units Outstanding, End of Period                                          -           -          -     97,324   387,782
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                  $10.791      $9.952     $7.944     $9.970   $10.915
Accumulation Unit Value, End of Period                                         $9.952      $7.944     $9.970    $10.915   $11.318
Number of Units Outstanding, End of Period                                    458,634     597,267    552,457    457,153   334,455
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                   $9.076      $7.098     $5.758     $7.292    $8.349
Accumulation Unit Value, End of Period                                         $7.098      $5.758     $7.292     $8.349    $9.230
Number of Units Outstanding, End of Period                                    605,965     777,124    775,816    811,538   726,556
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                        -     $10.000     $7.301    $10.766   $13.389
Accumulation Unit Value, End of Period                                              -      $7.301    $10.766    $13.389   $14.120
Number of Units Outstanding, End of Period                                          -     232,446    298,655    218,058   160,174
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                   $8.118      $6.206     $4.492     $5.529    $5.722
Accumulation Unit Value, End of Period                                         $6.206      $4.492     $5.529     $5.722    $5.959
Number of Units Outstanding, End of Period                                    864,153     888,918    894,868    771,536   557,264



*Contracts with the with the Enhanced Death Benefit, The Performance Income
Benefit, or The Performance Death Benefit Option were first offered under the Contracts on October 30, 1995. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit
Values on page A-1 above. The Accumulation unit Value for each of these Variable
Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.


(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio -
Class X will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class X Sub-Account.

(2) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I. Growth - Series I Sub-Account into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the we combined the AIM V.I. Premier Equity - Series I
Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.


















ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE PERFORMANCE BENEFIT
COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION






For the Period Beginning January 1* and Ending December 31                    1998        1999       2000       2001       2002
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                         -     $10.000    $14.454    $13.980     $9.842
Accumulation Unit Value, End of Period                                               -     $14.454    $13.980     $9.842     $7.497
Number of Units Outstanding, End of Period                                           -     458,487  1,751,421  1,396,166  1,100,322
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                   $32.096     $36.031    $34.614    $35.877    $33.471
Accumulation Unit Value, End of Period                                         $36.031     $34.614    $35.877    $33.471    $27.009
Number of Units Outstanding, End of Period                                     528,141   1,434,477  1,488,899  1,469,841  1,236,385
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                   $38.177     $49.060    $76.581    $55.067    $47.549
Accumulation Unit Value, End of Period                                         $49.060     $76.581    $55.067    $47.549    $36.870
Number of Units Outstanding, End of Period                                     221,631     950,293  1,396,798  1,180,919    963,009
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                   $27.627     $33.452    $42.510    $39.785    $32.201
Accumulation Unit Value, End of Period                                         $33.452     $42.510    $39.785    $32.201    $24.923
Number of Units Outstanding, End of Period                                     175,357     392,050    635,143    508,808    439,161
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                   $10.000      $9.714    $12.130     $9.864     $7.443
Accumulation Unit Value, End of Period                                          $9.714     $12.130     $9.864     $7.443     $5.801
Number of Units Outstanding, End of Period                                     178,762     489,657    810,537    635,032    477,241
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                   $15.193     $16.794    $18.951    $18.188    $16.781
Accumulation Unit Value, End of Period                                         $16.794     $18.951    $18.188    $16.781    $14.449
Number of Units Outstanding, End of Period                                     156,429     488,336    611,375    578,485    527,173
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                   $26.463     $24.176    $23.477    $15.662    $10.211
Accumulation Unit Value, End of Period                                         $24.176     $23.477    $15.662    $10.211     $9.333
Number of Units Outstanding, End of Period                                     137,884     290,136    271,440    263,472    232,640
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                   $12.036     $12.248    $12.906    $12.725    $12.812
Accumulation Unit Value, End of Period                                         $12.240     $12.906    $12.725    $12.812    $11.646
Number of Units Outstanding, End of Period                                     164,457     270,771    228,558    316,173    279,620
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                   $17.841     $18.906    $17.804    $19.468    $20.992
Accumulation Unit Value, End of Period                                         $18.906     $17.804    $19.468    $20.992    $21.801
Number of Units Outstanding, End of Period                                     169,761     328,139    388,445    744,296    815,016
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                         -           -    $10.000     $9.289     $5.222
Accumulation Unit Value, End of Period                                               -           -     $9.289     $5.222     $2.925
Number of Units Outstanding, End of Period                                           -           -     36,971    122,546     70,068
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                         -     $10.000    $10.049    $10.470    $10.996
Accumulation Unit Value, End of Period                                               -     $10.049    $10.470    $10.996    $11.262
Number of Units Outstanding, End of Period                                           -      34,947     68,599    186,207    615,331
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                   $12.355     $12.766    $13.166    $13.743    $14.053
Accumulation Unit Value, End of Period                                         $12.760  6  $13.166    $13.743    $14.053    $14.016
Number of Units Outstanding, End of Period                                     673,034   1,263,421  1,085,418  1,927,404  1,869,783
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                   $10.000     $11.110    $13.146    $11.727    $10.128
Accumulation Unit Value, End of Period                                         $11.110     $13.146    $11.727    $10.128     $7.727
Number of Units Outstanding, End of Period                                     283,511   1,877,442  2,621,084  2,479,435  2,143,724
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                   $21.497     $26.371    $30.459    $30.474    $26.937
Accumulation Unit Value, End of Period                                         $26.371     $30.459    $30.474    $26.937    $23.891
Number of Units Outstanding, End of Period                                     472,816   1,004,838  1,334,894  1,250,916  1,089,895
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                   $23.622     $28.985    $32.155    $32.612    $23.831
Accumulation Unit Value, End of Period                                         $28.985     $32.155    $32.612    $23.831    $18.091
Number of Units Outstanding, End of Period                                     159,860     340,744    558,866    503,281    375,148
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                   $10.000      $7.089    $13.584     $8.169     $7.518
Accumulation Unit Value, End of Period                                          $7.089     $13.584     $8.169     $7.518     $6.740
Number of Units Outstanding, End of Period                                      19,500     210,592    449,505    318,648    299,268
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                   $10.000     $10.370    $13.842    $12.024    $10.045
Accumulation Unit Value, End of Period                                         $10.370     $13.842    $12.024    $10.045     $7.132
Number of Units Outstanding, End of Period                                     154,201     495,861    915,909    789,440    671,758
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                   $10.000      $9.771    $12.040    $10.378     $8.243
Accumulation Unit Value, End of Period                                          $9.771     $12.040    $10.378     $8.243     $6.749
Number of Units Outstanding, End of Period                                      31,933     172,588    359,209    352,646    307,511
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                         -           -          -          -    $10.000
Accumulation Unit Value, End of Period                                               -           -          -          -     $7.314
Number of Units Outstanding, End of Period                                           -           -          -          -     23,737
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                         -           -    $10.000    $10.226     $9.747
Accumulation Unit Value, End of Period                                               -           -    $10.226     $9.747     $6.905
Number of Units Outstanding, End of Period                                           -           -     67,804    439,613    525,390
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                   $10.000      $9.048     $8.774    $11.165    $12.069
Accumulation Unit Value, End of Period                                          $9.048      $8.774    $11.165    $12.069    $11.704
Number of Units Outstanding, End of Period                                      37,193      93,827    165,007    258,530    241,081
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                         -           -          -          -          -
Accumulation Unit Value, End of Period                                               -           -          -          -          -
Number of Units Outstanding, End of Period                                           -           -          -          -          -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                         -           -          -          -    $10.000
Accumulation Unit Value, End of Period                                               -           -          -                $8.053
Number of Units Outstanding, End of Period                                           -           -          -          -    167,424
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                   $10.000     $12.590    $24.088    $21.302    $14.362
Accumulation Unit Value, End of Period                                         $12.590     $24.088    $21.302    $14.362     $9.543
Number of Units Outstanding, End of Period                                      82,427     818,855  2,158,492  1,771,972  1,377,228
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                         -     $10.000    $14.447     $8.311     $6.275
Accumulation Unit Value, End of Period                                               -     $14.447     $8.311     $6.275     $4.672
Number of Units Outstanding, End of Period                                           -           -    252,723    284,246    271,424
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                         -           -          -          -          -
Accumulation Unit Value, End of Period                                               -           -          -          -          -
Number of Units Outstanding, End of Period                                           -           -          -          -          -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                         -     $10.000    $14.447     $7.988     $6.874
Accumulation Unit Value, End of Period                                               -     $14.447     $7.988     $6.874     $4.718
Number of Units Outstanding, End of Period                                           -           -    510,446    651,404    532,387
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                         -     $10.000    $14.447     $8.132     $6.110
Accumulation Unit Value, End of Period                                               -     $14.447     $8.132     $6.110     $4.314
Number of Units Outstanding, End of Period                                           -           -    145,135    131,345    168,550
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                         -     $10.000    $14.447    $10.747    $10.592
Accumulation Unit Value, End of Period                                               -     $14.447    $10.747    $10.592     $8.104
Number of Units Outstanding, End of Period                                           -           -    282,835    876,470    874,921
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                         -     $10.000    $14.450     $7.850     $6.380
Accumulation Unit Value, End of Period                                               -     $14.450     $7.850     $6.380     $4.340
Number of Units Outstanding, End of Period                                           -           -    505,325    463,774    386,342
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                         -           -          -          -          -
Accumulation Unit Value, End of Period                                               -           -          -          -          -
Number of Units Outstanding, End of Period                                           -           -          -          -          -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                         -           -          -          -          -
Accumulation Unit Value, End of Period                                               -           -          -          -          -
Number of Units Outstanding, End of Period                                           -           -          -          -          -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                         -           -          -          -          -
Accumulation Unit Value, End of Period                                               -           -          -          -          -
Number of Units Outstanding, End of Period                                           -           -          -          -          -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                         -           -          -          -          -
Accumulation Unit Value, End of Period                                               -           -          -          -          -
Number of Units Outstanding, End of Period                                           -           -          -          -          -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                         -           -          -          -          -
Accumulation Unit Value, End of Period                                               -           -          -          -          -
Number of Units Outstanding, End of Period                                           -           -          -          -          -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                         -     $10.000    $10.783     $9.934     $9.034
Accumulation Unit Value, End of Period                                               -     $10.783     $9.934     $9.034     $7.920
Number of Units Outstanding, End of Period                                           -           -     86,919    148,690    180,981
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                         -           -    $10.000     $9.069     $7.085
Accumulation Unit Value, End of Period                                               -           -     $9.069     $7.085     $5.741
Number of Units Outstanding, End of Period                                           -           -    430,045    555,094    563,131
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                         -           -          -          -    $10.000
Accumulation Unit Value, End of Period                                               -           -          -          -     $7.296
Number of Units Outstanding, End of Period                                           -           -          -          -     88,462
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                         -           -    $10.000     $8.112     $6.195
Accumulation Unit Value, End of Period                                               -           -     $8.112     $6.195     $4.479
Number of Units Outstanding, End of Period                                           -           -    361,221    386,861    361,566



For the Period Beginning January 1* and Ending December 31                      2003       2004      2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                      $7.497    $9.302    $10.319
Accumulation Unit Value, End of Period                                            $9.302   $10.319    $12.510
Number of Units Outstanding, End of Period                                       936,114   786,828    692,992
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $27.009   $33.997    $36.292
Accumulation Unit Value, End of Period                                           $33.997   $36.292    $37.724
Number of Units Outstanding, End of Period                                     1,146,502 1,026,499    774,588
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $36.870   $44.564    $48.750
Accumulation Unit Value, End of Period                                           $44.564   $48.750    $56.695
Number of Units Outstanding, End of Period                                       862,396   708,400    548,534
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                     $24.923   $31.651    $35.120
Accumulation Unit Value, End of Period                                           $31.651   $35.120    $37.572
Number of Units Outstanding, End of Period                                       389,513   334,106    256,371
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                      $5.801    $7.486     $8.292
Accumulation Unit Value, End of Period                                            $7.486    $8.292     $8.716
Number of Units Outstanding, End of Period                                       416,584   324,955    257,313
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $14.449   $18.782    $21.246
Accumulation Unit Value, End of Period                                           $18.782   $21.246    $22.237
Number of Units Outstanding, End of Period                                       499,186   511,112    436,822
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                      $9.333   $11.733    $12.685
Accumulation Unit Value, End of Period                                           $11.733   $12.685    $12.758
Number of Units Outstanding, End of Period                                       238,029   217,455    170,920
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $11.646   $13.851    $15.127
Accumulation Unit Value, End of Period                                           $13.851   $15.127    $15.925
Number of Units Outstanding, End of Period                                       294,943   252,681    181,022
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                     $21.801   $23.269    $24.099
Accumulation Unit Value, End of Period                                           $23.269   $24.099    $24.509
Number of Units Outstanding, End of Period                                       706,544   598,113    460,366
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                      $2.925    $4.637     $4.725
Accumulation Unit Value, End of Period                                            $4.637    $4.725     $4.679
Number of Units Outstanding, End of Period                                       204,186   157,244     88,008
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $11.262   $11.331    $11.311
Accumulation Unit Value, End of Period                                           $11.331   $11.311    $11.341
Number of Units Outstanding, End of Period                                       677,384   549,730    457,645
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $14.016   $13.887    $13.787
Accumulation Unit Value, End of Period                                           $13.887   $13.787    $13.949
Number of Units Outstanding, End of Period                                     1,023,409   713,532    537,764
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                      $7.727    $9.724    $10.584
Accumulation Unit Value, End of Period                                            $9.724   $10.584    $10.901
Number of Units Outstanding, End of Period                                     1,923,322 1,699,726  1,304,095
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $23.891   $29.685    $32.248
Accumulation Unit Value, End of Period                                           $29.685   $32.248    $34.382
Number of Units Outstanding, End of Period                                       988,019   831,106    620,128
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $18.091   $20.894    $24.813
Accumulation Unit Value, End of Period                                           $20.894   $24.813    $27.994
Number of Units Outstanding, End of Period                                       325,600   298,991    246,774
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                      $6.740    $9.930    $12.032
Accumulation Unit Value, End of Period                                            $9.930   $10.859    $15.852
Number of Units Outstanding, End of Period                                       287,030   195,077    266,461
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                      $7.132    $8.769     $9.302
Accumulation Unit Value, End of Period                                            $8.769    $9.302    $10.594
Number of Units Outstanding, End of Period                                       622,830   541,735    418,498
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                      $6.749    $8.464     $9.779
Accumulation Unit Value, End of Period                                            $8.464    $9.779    $10.690
Number of Units Outstanding, End of Period                                       294,087   323,407    279,738
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      $7.314   $10.205    $12.214
Accumulation Unit Value, End of Period                                           $10.205   $12.214    $14.134
Number of Units Outstanding, End of Period                                       143,566   163,930    135,132
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                      $6.905    $9.617    $10.847
Accumulation Unit Value, End of Period                                            $9.617   $10.847    $11.990
Number of Units Outstanding, End of Period                                       576,286   667,647    541,289
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $11.704   $15.950    $21.413
Accumulation Unit Value, End of Period                                           $15.950   $21.413    $24.670
Number of Units Outstanding, End of Period                                       241,022   228,234    193,931
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -   $10.000    $11.130
Accumulation Unit Value, End of Period                                                 -   $11.130    $12.173
Number of Units Outstanding, End of Period                                             -    20,987     20,104
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                      $8.053   $10.383    $12.034
Accumulation Unit Value, End of Period                                           $10.383   $12.034    $12.362
Number of Units Outstanding, End of Period                                       432,096   867,838    991,168
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                      $9.543   $11.961    $12.601
Accumulation Unit Value, End of Period                                           $11.961   $12.601    $13.386
Number of Units Outstanding, End of Period                                     1,216,620   992,268    755,142
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                      $4.672    $5.955     $6.250
Accumulation Unit Value, End of Period                                            $5.955    $6.250     $6.695
Number of Units Outstanding, End of Period                                       271,052   236,279    197,593
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                           -   $10.000    $10.821
Accumulation Unit Value, End of Period                                                 -   $10.821    $11.461
Number of Units Outstanding, End of Period                                             -    47,583     96,570
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                      $4.718    $5.808     $6.047
Accumulation Unit Value, End of Period                                            $5.808    $6.047     $6.288
Number of Units Outstanding, End of Period                                       425,090   289,808    218,780
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                      $4.314    $5.719     $6.447
Accumulation Unit Value, End of Period                                            $5.719    $6.447     $7.084
Number of Units Outstanding, End of Period                                       198,533   291,146    261,849
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                      $8.104   $10.543    $11.541
Accumulation Unit Value, End of Period                                           $10.543   $11.541    $11.882
Number of Units Outstanding, End of Period                                       953,732   954,974    713,596
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      $4.340    $5.273     $5.623
Accumulation Unit Value, End of Period                                            $5.273    $5.623     $6.356
Number of Units Outstanding, End of Period                                       290,112   229,089    197,617
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -   $10.000    $10.695
Accumulation Unit Value, End of Period                                                 -   $10.695    $10.876
Number of Units Outstanding, End of Period                                             -    11,017     19,067
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -   $10.000    $11.240
Accumulation Unit Value, End of Period                                                 -   $11.240    $11.240
Number of Units Outstanding, End of Period                                             -   134,298    283,686
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000
Accumulation Unit Value, End of Period                                                 -         -    $11.333
Number of Units Outstanding, End of Period                                             -         -          0
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -   $10.000    $10.952
Accumulation Unit Value, End of Period                                                 -   $10.952    $11.917
Number of Units Outstanding, End of Period                                             -    56,369    173,535
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -   $10.000    $11.519
Accumulation Unit Value, End of Period                                                 -   $11.519    $12.491
Number of Units Outstanding, End of Period                                             -    48,500    150,618
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                      $7.920    $9.930    $10.859
Accumulation Unit Value, End of Period                                            $9.930   $10.859    $11.247
Number of Units Outstanding, End of Period                                       211,577   195,077    146,737
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                      $5.741    $7.263     $8.306
Accumulation Unit Value, End of Period                                            $7.263    $8.306     $9.173
Number of Units Outstanding, End of Period                                       532,300   482,357    395,391
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                      $7.296   $10.746    $13.349
Accumulation Unit Value, End of Period                                           $10.746   $13.349    $14.063
Number of Units Outstanding, End of Period                                        92,387    62,877     41,540
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                      $4.479    $5.507     $5.693
Accumulation Unit Value, End of Period                                            $5.507    $5.693     $5.922
Number of Units Outstanding, End of Period                                       334,698   293,046    212,282




*Contracts with the Performance Benefit Combination Option was first offered under the Contracts on December 7, 1998 and the Death Benefit Combination Option was first offered under the Contracts on May 3, 1999. The dates the Variable
Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The
Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.


(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio -
Class X will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class X Sub-Account.

(2) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I. Growth - Series I Sub-Account into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the we combined the AIM V.I. Premier Equity - Series I
Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.










ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR
EACH SUB-ACCOUNT   SINCE  THE  CONTRACTS  WERE  FIRST OFFERED  WITH  INCOME
BENEFIT COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31                      2000       2001      2002       2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.210     $6.480    $4.933
Accumulation Unit Value, End of Period                                            $9.210    $6.480     $4.933    $6.117
Number of Units Outstanding, End of Period                                             0     1,833        650     7,209
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.423     $9.718    $7.837
Accumulation Unit Value, End of Period                                           $10.423    $9.718     $7.837    $9.859
Number of Units Outstanding, End of Period                                             0    24,417     25,783    27,423
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.271     $6.669    $5.168
Accumulation Unit Value, End of Period                                            $9.271    $6.669     $5.168    $6.242
Number of Units Outstanding, End of Period                                             0    23,789     34,036    47,044
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.330     $8.356    $6.464
Accumulation Unit Value, End of Period                                           $10.330    $8.356     $6.464    $8.204
Number of Units Outstanding, End of Period                                             0    11,431     16,926    13,718
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.051     $6.826    $5.316
Accumulation Unit Value, End of Period                                            $9.051    $6.826     $5.316    $6.857
Number of Units Outstanding, End of Period                                             0         0          0         0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.283     $9.482    $8.159
Accumulation Unit Value, End of Period                                           $10.283    $9.482     $8.159   $10.600
Number of Units Outstanding, End of Period                                             0     1,963      3,173     4,465
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.358     $5.446    $4.975
Accumulation Unit Value, End of Period                                            $8.358    $5.446     $4.975    $6.251
Number of Units Outstanding, End of Period                                             0    12,725     13,026    13,666
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.024    $10.253    $9.163
Accumulation Unit Value, End of Period                                           $10.024   $10.253     $9.163   $10.891
Number of Units Outstanding, End of Period                                             0         0        175       376
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.401    $11.209   $11.633
Accumulation Unit Value, End of Period                                           $10.401   $11.209    $11.633   $12.409
Number of Units Outstanding, End of Period                                             0     2,626      4,355     6,819
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.288     $5.258    $2.921
Accumulation Unit Value, End of Period                                            $9.288    $5.258     $2.921    $4.628
Number of Units Outstanding, End of Period                                             0         0          0         0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.090    $10.591   $10.840
Accumulation Unit Value, End of Period                                           $10.090   $10.591    $10.840   $10.900
Number of Units Outstanding, End of Period                                             0     1,106      2,815     2,843
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.069    $10.290   $10.257
Accumulation Unit Value, End of Period                                           $10.069   $10.290    $10.257   $10.156
Number of Units Outstanding, End of Period                                             0     8,224     17,127     7,756
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.212     $7.951    $6.063
Accumulation Unit Value, End of Period                                            $9.212    $7.951     $6.063    $7.625
Number of Units Outstanding, End of Period                                             0     3,772      3,969     4,645
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.576     $8.459    $7.498
Accumulation Unit Value, End of Period                                            $9.576    $8.459     $7.498    $9.311
Number of Units Outstanding, End of Period                                             0    31,531     33,650    33,598
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.022     $7.319    $5.553
Accumulation Unit Value, End of Period                                           $10.022    $7.319     $5.553    $6.410
Number of Units Outstanding, End of Period                                             0    11,476      8,429     8,593
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.387     $7.315    $6.913
Accumulation Unit Value, End of Period                                            $8.387    $7.315     $6.913   $10.178
Number of Units Outstanding, End of Period                                             0         0        292     1,366
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.585     $7.168    $5.086
Accumulation Unit Value, End of Period                                            $8.585    $7.168     $5.086    $6.250
Number of Units Outstanding, End of Period                                             0       596        955     1,405
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.838     $8.405    $6.390
Accumulation Unit Value, End of Period                                            $9.838    $8.405     $6.390    $8.009
Number of Units Outstanding, End of Period                                             0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.311
Accumulation Unit Value, End of Period                                                 -         -     $7.311   $10.195
Number of Units Outstanding, End of Period                                             -         -          0     3,751
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.834     $9.368    $6.632
Accumulation Unit Value, End of Period                                            $9.834    $9.368     $6.632    $9.231
Number of Units Outstanding, End of Period                                             0       334      4,187    10,642
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.749    $11.987   $11.255
Accumulation Unit Value, End of Period                                           $10.749   $11.987    $11.255   $15.329
Number of Units Outstanding, End of Period                                             0         0         71       108
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $8.050
Accumulation Unit Value, End of Period                                                 -         -     $8.050   $10.373
Number of Units Outstanding, End of Period                                             -         -        130     2,942
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.112     $5.466    $3.630
Accumulation Unit Value, End of Period                                            $8.112    $5.466     $3.630    $4.547
Number of Units Outstanding, End of Period                                             0       946      3,710     4,155
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.237     $6.215    $4.625
Accumulation Unit Value, End of Period                                            $8.237    $6.215     $4.625    $5.892
Number of Units Outstanding, End of Period                                             0       184        220     6,481
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.407     $8.315    $5.550
Accumulation Unit Value, End of Period                                            $9.407    $8.315     $5.550    $6.828
Number of Units Outstanding, End of Period                                             0         0          0     3,561
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.859     $6.810    $4.694
Accumulation Unit Value, End of Period                                            $8.859    $6.815     $4.694    $6.220
Number of Units Outstanding, End of Period                                             0         0          0       294
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.941     $9.793    $7.488
Accumulation Unit Value, End of Period                                            $9.941    $9.793     $7.488    $9.736
Number of Units Outstanding, End of Period                                             0     4,956      8,612     7,484
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.835     $7.178    $4.883
Accumulation Unit Value, End of Period                                            $8.835    $7.178     $4.883    $5.926
Number of Units Outstanding, End of Period                                             0       428        427       159
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.074     $9.275    $7.391
Accumulation Unit Value, End of Period                                           $10.074    $9.275     $7.391    $9.260
Number of Units Outstanding, End of Period                                             0         0        163         0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.942     $7.763    $6.287
Accumulation Unit Value, End of Period                                            $9.942    $7.763     $6.287    $7.948
Number of Units Outstanding, End of Period                                             0       597      3,292     2,930
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.293
Accumulation Unit Value, End of Period                                                 -         -     $7.293   $10.735
Number of Units Outstanding, End of Period                                             -         -         95        94
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000    $7.661     $6.714    $4.852
Accumulation Unit Value, End of Period                                            $7.661    $6.714     $4.852    $5.962
Number of Units Outstanding, End of Period                                             0       509        627       588


For the Period Beginning January 1* and Ending December 31                                                2004           2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.117        $6.782
Accumulation Unit Value, End of Period                                                                        $6.782        $8.217
Number of Units Outstanding, End of Period                                                                     6,437        10,057
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $9.859       $10.518
Accumulation Unit Value, End of Period                                                                       $10.518       $10.927
Number of Units Outstanding, End of Period                                                                    23,818        11,535
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.242        $6.825
Accumulation Unit Value, End of Period                                                                        $6.825        $7.932
Number of Units Outstanding, End of Period                                                                    39,820        27,448
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $8.204        $9.097
Accumulation Unit Value, End of Period                                                                        $9.097        $9.726
Number of Units Outstanding, End of Period                                                                    13,149        10,014
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                                  $6.857        $7.590
Accumulation Unit Value, End of Period                                                                        $7.590        $7.974
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.600       $11.983
Accumulation Unit Value, End of Period                                                                       $11.983       $12.535
Number of Units Outstanding, End of Period                                                                     3,981         1,369
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                                  $6.251        $6.753
Accumulation Unit Value, End of Period                                                                        $6.753        $6.788
Number of Units Outstanding, End of Period                                                                    13,010         1,039
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                                 $10.891       $11.887
Accumulation Unit Value, End of Period                                                                       $11.887       $12.507
Number of Units Outstanding, End of Period                                                                       375           375
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                                 $12.409       $12.844
Accumulation Unit Value, End of Period                                                                       $12.844       $13.055
Number of Units Outstanding, End of Period                                                                     5,892         5,365
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                                                  $4.628        $4.714
Accumulation Unit Value, End of Period                                                                        $4.714        $4.665
Number of Units Outstanding, End of Period                                                                         0         9,244
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                                 $10.900       $10.874
Accumulation Unit Value, End of Period                                                                       $10.874       $10.896
Number of Units Outstanding, End of Period                                                                     2,901         2,950
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                                 $10.156       $10.077
Accumulation Unit Value, End of Period                                                                       $10.077       $10.189
Number of Units Outstanding, End of Period                                                                     7,785           729
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                                  $7.625        $8.294
Accumulation Unit Value, End of Period                                                                        $8.294        $8.537
Number of Units Outstanding, End of Period                                                                     7,558         3,088
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                                  $9.311       $10.109
Accumulation Unit Value, End of Period                                                                       $10.109       $10.771
Number of Units Outstanding, End of Period                                                                    32,956        20,005
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                                  $6.410        $7.608
Accumulation Unit Value, End of Period                                                                        $7.608        $8.577
Number of Units Outstanding, End of Period                                                                     8,357         8,227
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                                 $10.178       $12.326
Accumulation Unit Value, End of Period                                                                       $12.326       $16.230
Number of Units Outstanding, End of Period                                                                       641           640
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $6.250        $6.625
Accumulation Unit Value, End of Period                                                                        $6.625        $7.541
Number of Units Outstanding, End of Period                                                                       645           637
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                                  $8.009        $9.247
Accumulation Unit Value, End of Period                                                                        $9.247       $10.103
Number of Units Outstanding, End of Period                                                                         0             0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.195       $12.194
Accumulation Unit Value, End of Period                                                                       $12.194       $14.103
Number of Units Outstanding, End of Period                                                                     3,731           120
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                                  $9.231       $10.405
Accumulation Unit Value, End of Period                                                                       $10.405       $11.496
Number of Units Outstanding, End of Period                                                                     9,776         2,466
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                                 $15.329       $20.567
Accumulation Unit Value, End of Period                                                                       $20.567       $23.681
Number of Units Outstanding, End of Period                                                                       197           195
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.125
Accumulation Unit Value, End of Period                                                                       $11.125       $12.159
Number of Units Outstanding, End of Period                                                                         0             0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                                                 $10.373       $12.015
Accumulation Unit Value, End of Period                                                                       $12.015       $12.335
Number of Units Outstanding, End of Period                                                                     8,123        11,003
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $4.547        $4.787
Accumulation Unit Value, End of Period                                                                        $4.787        $5.082
Number of Units Outstanding, End of Period                                                                     3,682         1,979
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                                                  $5.892        $6.179
Accumulation Unit Value, End of Period                                                                        $6.179        $6.616
Number of Units Outstanding, End of Period                                                                     6,448         2,363
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.816
Accumulation Unit Value, End of Period                                                                       $10.816       $11.449
Number of Units Outstanding, End of Period                                                                         0             0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.828        $7.104
Accumulation Unit Value, End of Period                                                                        $7.104        $7.384
Number of Units Outstanding, End of Period                                                                     3,542             0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $6.220        $7.007
Accumulation Unit Value, End of Period                                                                        $7.007        $7.694
Number of Units Outstanding, End of Period                                                                       293           293
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                  $9.736       $10.651
Accumulation Unit Value, End of Period                                                                       $10.651       $10.959
Number of Units Outstanding, End of Period                                                                     7,442         4,389
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $5.926        $6.315
Accumulation Unit Value, End of Period                                                                        $6.315        $7.134
Number of Units Outstanding, End of Period                                                                       158           145
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.691
Accumulation Unit Value, End of Period                                                                       $10.691       $10.864
Number of Units Outstanding, End of Period                                                                         0             0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.236
Accumulation Unit Value, End of Period                                                                       $11.236       $11.230
Number of Units Outstanding, End of Period                                                                         0         2,780
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                                       -       $10.000
Accumulation Unit Value, End of Period                                                                             -       $11.329
Number of Units Outstanding, End of Period                                                                         -             0
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.947
Accumulation Unit Value, End of Period                                                                       $10.947       $11.905
Number of Units Outstanding, End of Period                                                                         0         2,843
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.515
Accumulation Unit Value, End of Period                                                                       $11.515       $12.477
Number of Units Outstanding, End of Period                                                                         0             0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                  $9.260       $10.121
Accumulation Unit Value, End of Period                                                                       $10.121       $10.476
Number of Units Outstanding, End of Period                                                                         0             0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $7.948        $9.084
Accumulation Unit Value, End of Period                                                                        $9.084       $10.026
Number of Units Outstanding, End of Period                                                                     2,871           930
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                                                 $10.735       $13.328
Accumulation Unit Value, End of Period                                                                       $13.328       $14.032
Number of Units Outstanding, End of Period                                                                        94            94
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                                  $5.962        $6.159
Accumulation Unit Value, End of Period                                                                        $6.159        $6.404
Number of Units Outstanding, End of Period                                                                       593           576





*Contracts with the Income Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio -
Class X will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class X Sub-Account.

(2) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I. Growth - Series I Sub-Account into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the we combined the AIM V.I. Premier Equity - Series I
Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.









ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR
EACH SUB-ACCOUNT  SINCE THE  CONTRACTS  WERE FIRST
OFFERED WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31                      2000       2001      2002       2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.210     $6.465    $4.912
Accumulation Unit Value, End of Period                                            $9.210    $6.465     $4.912    $6.079
Number of Units Outstanding, End of Period                                         2,135    21,622     30,043    32,007
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.420     $9.696    $7.803
Accumulation Unit Value, End of Period                                           $10.420    $9.696     $7.803    $9.797
Number of Units Outstanding, End of Period                                        17,411   162,997    228,110   293,361
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.270     $6.653    $5.146
Accumulation Unit Value, End of Period                                            $9.270    $6.653     $5.146    $6.203
Number of Units Outstanding, End of Period                                        44,843   275,064    364,305   420,656
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.333     $8.337    $6.436
Accumulation Unit Value, End of Period                                           $10.333    $8.337     $6.436    $8.152
Number of Units Outstanding, End of Period                                         8,533    69,755     93,851   113,318
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.050     $6.810    $5.293
Accumulation Unit Value, End of Period                                            $9.050    $6.810     $5.293    $6.813
Number of Units Outstanding, End of Period                                             0     7,009     10,650    19,978
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.280     $9.460    $8.124
Accumulation Unit Value, End of Period                                           $10.280    $9.460     $8.124   $10.533
Number of Units Outstanding, End of Period                                         5,147    37,562     64,609    93,369
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.360     $5.434    $4.954
Accumulation Unit Value, End of Period                                            $8.360    $5.434     $4.954    $6.211
Number of Units Outstanding, End of Period                                         3,234    18,175     14,611    29,408
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.063     $9.247    $9.123
Accumulation Unit Value, End of Period                                           $10.063    $9.247     $9.123   $10.823
Number of Units Outstanding, End of Period                                             0     6,190      8,977    18,815
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.400    $11.183   $11.583
Accumulation Unit Value, End of Period                                           $10.400   $11.183    $11.583   $12.331
Number of Units Outstanding, End of Period                                         6,003    39,929     65,507    85,873
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                     $10.000    $5.206     $4.120    $2.908
Accumulation Unit Value, End of Period                                            $5.206    $4.120     $2.908    $4.599
Number of Units Outstanding, End of Period                                             0     3,938      3,771     4,815
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.088    $10.566   $10.793
Accumulation Unit Value, End of Period                                           $10.088   $10.566    $10.793   $10.832
Number of Units Outstanding, End of Period                                             0       565     36,300    63,057
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.070    $10.266   $10.213
Accumulation Unit Value, End of Period                                           $10.070   $10.266    $10.213   $10.092
Number of Units Outstanding, End of Period                                         4,189    34,948    144,203    53,703
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.210     $7.933    $6.037
Accumulation Unit Value, End of Period                                            $9.210    $7.933     $6.037    $7.577
Number of Units Outstanding, End of Period                                        19,728    62,351     94,444   144,901
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.573     $8.440    $7.466
Accumulation Unit Value, End of Period                                            $9.573    $8.440     $7.466    $9.252
Number of Units Outstanding, End of Period                                           314    64,590    279,760   298,815
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.021     $7.303    $5.529
Accumulation Unit Value, End of Period                                           $10.021    $7.303     $5.529    $6.370
Number of Units Outstanding, End of Period                                         1,268    57,623     67,816    66,227
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.387     $7.697    $6.884
Accumulation Unit Value, End of Period                                            $8.387    $7.697     $6.884   $10.114
Number of Units Outstanding, End of Period                                             0       391      3,280     3,756
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.584     $7.151    $5.064
Accumulation Unit Value, End of Period                                            $8.584    $7.151     $5.064    $6.210
Number of Units Outstanding, End of Period                                           721    16,825     24,796    38,524
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.836     $7.791    $6.362
Accumulation Unit Value, End of Period                                            $9.836    $7.791     $6.362    $7.958
Number of Units Outstanding, End of Period                                             0       516      1,624     2,830
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.301
Accumulation Unit Value, End of Period                                                 -         -     $7.301   $10.161
Number of Units Outstanding, End of Period                                             -         -     13,040    22,868
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.832     $9.346    $6.604
Accumulation Unit Value, End of Period                                            $9.832    $9.346     $6.604    $9.173
Number of Units Outstanding, End of Period                                             0    16,142     30,234    47,180
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.747    $11.586   $11.207
Accumulation Unit Value, End of Period                                           $10.747   $11.586    $11.207   $15.233
Number of Units Outstanding, End of Period                                             0     2,387     13,890    20,305
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $8.039
Accumulation Unit Value, End of Period                                                 -         -     $8.039   $10.338
Number of Units Outstanding, End of Period                                             -         -     17,868    55,677
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.110     $5.453    $3.614
Accumulation Unit Value, End of Period                                            $8.110    $5.453     $3.614    $4.518
Number of Units Outstanding, End of Period                                         6,591    72,989     78,885    93,400
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.233     $6.201    $4.605
Accumulation Unit Value, End of Period                                            $8.233    $6.201     $4.605    $5.855
Number of Units Outstanding, End of Period                                             0     6,247     12,799    19,664
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.406     $8.072    $5.526
Accumulation Unit Value, End of Period                                            $9.406    $8.072     $5.526    $6.785
Number of Units Outstanding, End of Period                                             0     2,372      6,588     8,143
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.858     $6.637    $4.674
Accumulation Unit Value, End of Period                                            $8.858    $6.637     $4.674    $6.181
Number of Units Outstanding, End of Period                                             0     6,281      1,597     5,809
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.940     $9.770    $7.456
Accumulation Unit Value, End of Period                                            $9.940    $9.770     $7.456    $9.675
Number of Units Outstanding, End of Period                                             0    33,844     55,529    68,144
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.830     $7.162    $4.862
Accumulation Unit Value, End of Period                                            $8.830    $7.162     $4.862    $5.888
Number of Units Outstanding, End of Period                                           661     3,489      9,508     9,233
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.072     $9.253    $7.359
Accumulation Unit Value, End of Period                                           $10.072    $9.253     $7.359    $9.202
Number of Units Outstanding, End of Period                                             0     1,873      8,929    11,895
PUTNAM VT INTERNATIONAL  EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.940     $7.745    $6.260
Accumulation Unit Value, End of Period                                            $9.940    $7.745     $6.260    $7.898
Number of Units Outstanding, End of Period                                             0     6,602     17,401    16,442
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.283
Accumulation Unit Value, End of Period                                                 -         -     $7.283   $10.700
Number of Units Outstanding, End of Period                                             -         -      2,826     2,713
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000    $7.659     $6.699    $4.831
Accumulation Unit Value, End of Period                                            $7.659    $6.699     $4.831    $5.924
Number of Units Outstanding, End of Period                                             0     3,663      6,287     6,437


For the Period Beginning January 1* and Ending December 31                                                2004           2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.079        $6.726
Accumulation Unit Value, End of Period                                                                        $6.726        $8.133
Number of Units Outstanding, End of Period                                                                    28,468        27,456
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $9.797       $10.431
Accumulation Unit Value, End of Period                                                                       $10.431       $10.815
Number of Units Outstanding, End of Period                                                                   227,838       158,922
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.203        $6.768
Accumulation Unit Value, End of Period                                                                        $6.768        $7.851
Number of Units Outstanding, End of Period                                                                   310,095       216,204
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $8.152        $9.022
Accumulation Unit Value, End of Period                                                                        $9.022        $9.627
Number of Units Outstanding, End of Period                                                                    85,785        62,937
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                                  $6.813        $7.527
Accumulation Unit Value, End of Period                                                                        $7.527        $7.892
Number of Units Outstanding, End of Period                                                                    19,644        16,720
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.533       $11.884
Accumulation Unit Value, End of Period                                                                       $11.884       $12.406
Number of Units Outstanding, End of Period                                                                   102,733        77,443
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                                  $6.211        $6.698
Accumulation Unit Value, End of Period                                                                        $6.698        $6.719
Number of Units Outstanding, End of Period                                                                    23,913        14,287
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                                 $10.823       $11.789
Accumulation Unit Value, End of Period                                                                       $11.789       $12.379
Number of Units Outstanding, End of Period                                                                    14,185         8,697
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                                 $12.331       $12.738
Accumulation Unit Value, End of Period                                                                       $12.738       $12.921
Number of Units Outstanding, End of Period                                                                    78,891        66,178
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                                                  $4.599        $4.675
Accumulation Unit Value, End of Period                                                                        $4.675        $4.617
Number of Units Outstanding, End of Period                                                                     7,230         6,761
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                                 $10.832       $10.784
Accumulation Unit Value, End of Period                                                                       $10.784       $10.785
Number of Units Outstanding, End of Period                                                                    42,187        30,808
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                                 $10.092        $9.993
Accumulation Unit Value, End of Period                                                                        $9.993       $10.084
Number of Units Outstanding, End of Period                                                                    39,662        25,479
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                                  $7.577        $8.226
Accumulation Unit Value, End of Period                                                                        $8.226        $8.450
Number of Units Outstanding, End of Period                                                                   122,419        99,695
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                                  $9.252       $10.025
Accumulation Unit Value, End of Period                                                                       $10.025       $10.661
Number of Units Outstanding, End of Period                                                                   182,549       145,729
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                                  $6.370        $7.545
Accumulation Unit Value, End of Period                                                                        $7.545        $8.489
Number of Units Outstanding, End of Period                                                                    49,683        43,122
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                                 $10.114       $12.224
Accumulation Unit Value, End of Period                                                                       $12.224       $16.063
Number of Units Outstanding, End of Period                                                                     7,978         7,332
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $6.210        $6.571
Accumulation Unit Value, End of Period                                                                        $6.571        $7.464
Number of Units Outstanding, End of Period                                                                    37,045        24,528
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                                  $7.958        $9.171
Accumulation Unit Value, End of Period                                                                        $9.171       $10.000
Number of Units Outstanding, End of Period                                                                     5,834         7,252
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.161       $12.129
Accumulation Unit Value, End of Period                                                                       $12.129       $14.000
Number of Units Outstanding, End of Period                                                                    18,936        16,914
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                                  $9.173       $10.319
Accumulation Unit Value, End of Period                                                                       $10.319       $11.378
Number of Units Outstanding, End of Period                                                                    50,117        39,026
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                                 $15.233       $20.397
Accumulation Unit Value, End of Period                                                                       $20.397       $23.438
Number of Units Outstanding, End of Period                                                                    15,512        12,929
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.110
Accumulation Unit Value, End of Period                                                                       $11.110       $12.121
Number of Units Outstanding, End of Period                                                                       411           409
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                                                 $10.338       $11.951
Accumulation Unit Value, End of Period                                                                       $11.951       $12.245
Number of Units Outstanding, End of Period                                                                    71,853        61,998
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $4.518        $4.747
Accumulation Unit Value, End of Period                                                                        $4.747        $5.030
Number of Units Outstanding, End of Period                                                                    63,359        57,840
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                                                  $5.855        $6.128
Accumulation Unit Value, End of Period                                                                        $6.128        $6.548
Number of Units Outstanding, End of Period                                                                    25,056        22,843
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.802
Accumulation Unit Value, End of Period                                                                       $10.802       $11.413
Number of Units Outstanding, End of Period                                                                         0             4
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.785        $7.046
Accumulation Unit Value, End of Period                                                                        $7.046        $7.308
Number of Units Outstanding, End of Period                                                                     7,881         8,145
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $6.181        $6.949
Accumulation Unit Value, End of Period                                                                        $6.949        $7.616
Number of Units Outstanding, End of Period                                                                    16,717        10,669
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                  $9.675       $10.563
Accumulation Unit Value, End of Period                                                                       $10.563       $10.847
Number of Units Outstanding, End of Period                                                                    50,289        42,214
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $5.888        $6.263
Accumulation Unit Value, End of Period                                                                        $6.263        $7.061
Number of Units Outstanding, End of Period                                                                     9,211         5,939
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.677
Accumulation Unit Value, End of Period                                                                       $10.677       $10.828
Number of Units Outstanding, End of Period                                                                         0         2,474
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.220
Accumulation Unit Value, End of Period                                                                       $11.220       $11.191
Number of Units Outstanding, End of Period                                                                         0         3,301
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                                       -       $10.000
Accumulation Unit Value, End of Period                                                                             -       $11.314
Number of Units Outstanding, End of Period                                                                         -           789
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.932
Accumulation Unit Value, End of Period                                                                       $10.932       $11.865
Number of Units Outstanding, End of Period                                                                         0         4,867
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.499
Accumulation Unit Value, End of Period                                                                       $11.499       $12.437
Number of Units Outstanding, End of Period                                                                         0         6,840
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                  $9.202       $10.037
Accumulation Unit Value, End of Period                                                                       $10.037       $10.369
Number of Units Outstanding, End of Period                                                                     9,242         7,277
PUTNAM VT INTERNATIONAL  EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $7.898        $9.009
Accumulation Unit Value, End of Period                                                                        $9.009        $9.923
Number of Units Outstanding, End of Period                                                                    16,766        14,612
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                                                 $10.700       $13.257
Accumulation Unit Value, End of Period                                                                       $13.257       $13.930
Number of Units Outstanding, End of Period                                                                     1,717         1,548
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                                  $5.924        $6.108
Accumulation Unit Value, End of Period                                                                        $6.108        $6.338
Number of Units Outstanding, End of Period                                                                     4,767         5,483



*Contracts with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable
Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The
Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of () Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio - Class X will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any
Contract Value remaining in the Sub-account will be transferred, effective June
23, 2006, to the Morgan Stanley VIS Money Market Portfolio - Class X
Sub-account.

(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio -
Class X will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class X Sub-Account.

(2) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I. Growth - Series I Sub-Account into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the we combined the AIM V.I. Premier Equity - Series I
Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.









ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

For the Period Beginning June 1* and Ending December 31                         2002       2003      2004       2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.823    $10.927    $12.099
Accumulation Unit Value, End of Period                                            $8.823   $10.927    $12.099    $14.639
Number of Units Outstanding, End of Period                                             0         0          0          0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.532    $10.719    $11.421
Accumulation Unit Value, End of Period                                            $8.532   $10.719    $11.421    $11.849
Number of Units Outstanding, End of Period                                             0       541        520        499
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.737    $10.540    $11.508
Accumulation Unit Value, End of Period                                            $8.737   $10.540    $11.508    $13.358
Number of Units Outstanding, End of Period                                             0     1,488      1,430      1,372
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.304    $10.526    $11.657
Accumulation Unit Value, End of Period                                            $8.304   $10.526    $11.657    $12.447
Number of Units Outstanding, End of Period                                             0       549        548        547
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.584    $11.057    $12.224
Accumulation Unit Value, End of Period                                            $8.584   $11.057    $12.224    $12.825
Number of Units Outstanding, End of Period                                             0         0          0          0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.611    $11.172    $12.614
Accumulation Unit Value, End of Period                                            $8.611   $11.172    $12.614    $13.178
Number of Units Outstanding, End of Period                                             0     1,219      1,178      1,141
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.625    $12.077    $13.032
Accumulation Unit Value, End of Period                                            $9.625   $12.077    $13.032    $13.082
Number of Units Outstanding, End of Period                                             0         0          0          0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.379    $11.134    $12.137
Accumulation Unit Value, End of Period                                            $9.379   $11.134    $12.137    $12.753
Number of Units Outstanding, End of Period                                             0         0          0          0
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.415    $11.095    $11.470
Accumulation Unit Value, End of Period                                           $10.415   $11.095    $11.470    $11.642
Number of Units Outstanding, End of Period                                             0       403        424        456
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.060    $14.336    $14.582
Accumulation Unit Value, End of Period                                            $9.060   $14.336    $14.582    $14.412
Number of Units Outstanding, End of Period                                             0         0          0          0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.142    $10.185    $10.148
Accumulation Unit Value, End of Period                                           $10.142   $10.185    $10.148    $10.155
Number of Units Outstanding, End of Period                                             0         0          0          0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.972     $9.861     $9.771
Accumulation Unit Value, End of Period                                            $9.972    $9.861     $9.771     $9.867
Number of Units Outstanding, End of Period                                             0         0          0          0
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.065    $11.386    $12.370
Accumulation Unit Value, End of Period                                            $9.065   $11.386    $12.370    $12.716
Number of Units Outstanding, End of Period                                             0         0          0          0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.435    $11.701    $12.687
Accumulation Unit Value, End of Period                                            $9.435   $11.701    $12.687    $13.501
Number of Units Outstanding, End of Period                                             0     1,991      1,947      1,896
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.337    $10.763    $12.758
Accumulation Unit Value, End of Period                                            $9.337   $10.763    $12.758    $14.366
Number of Units Outstanding, End of Period                                             0       627        602        578
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.882    $13.059    $15.794
Accumulation Unit Value, End of Period                                            $8.882   $13.059    $15.794    $20.769
Number of Units Outstanding, End of Period                                             0       122        116         97
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.919    $10.946    $11.589
Accumulation Unit Value, End of Period                                            $8.919   $10.946    $11.589    $13.174
Number of Units Outstanding, End of Period                                             0       473        473        472
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.432    $10.554    $12.171
Accumulation Unit Value, End of Period                                            $8.432   $10.554    $12.171    $13.280
Number of Units Outstanding, End of Period                                             0         0          0          0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.683    $12.092    $14.445
Accumulation Unit Value, End of Period                                            $8.683   $12.092    $14.445    $16.684
Number of Units Outstanding, End of Period                                             0         0          0          0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.855    $12.310    $13.857
Accumulation Unit Value, End of Period                                            $8.855   $12.310    $13.857    $15.289
Number of Units Outstanding, End of Period                                             0       251        256        242
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.930    $12.147    $16.276
Accumulation Unit Value, End of Period                                            $8.930   $12.147    $16.276    $18.716
Number of Units Outstanding, End of Period                                             0       125        109         99
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $11.116
Accumulation Unit Value, End of Period                                                 -         -    $11.116    $12.132
Number of Units Outstanding, End of Period                                             -         -          0          0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.119    $11.735    $13.575
Accumulation Unit Value, End of Period                                            $9.119   $11.735    $13.575    $13.919
Number of Units Outstanding, End of Period                                             0       402        386        395
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.379    $10.482    $11.022
Accumulation Unit Value, End of Period                                            $8.379   $10.482    $11.022    $11.687
Number of Units Outstanding, End of Period                                             0       238        238        237
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (1)
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.021    $11.479    $12.023
Accumulation Unit Value, End of Period                                            $9.021   $11.479    $12.023    $12.856
Number of Units Outstanding, End of Period                                             0         0          0          0
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $10.807
Accumulation Unit Value, End of Period                                                 -         -    $10.807    $11.424
Number of Units Outstanding, End of Period                                             -         -          0          0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.972    $11.024    $11.454
Accumulation Unit Value, End of Period                                            $8.972   $11.024    $11.454    $11.889
Number of Units Outstanding, End of Period                                             0     1,048      1,023        997
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.003    $11.913    $13.404
Accumulation Unit Value, End of Period                                            $9.003   $11.913    $13.404    $14.700
Number of Units Outstanding, End of Period                                             0         0          0          0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.059    $11.764    $12.853
Accumulation Unit Value, End of Period                                            $9.059   $11.764    $12.853    $13.208
Number of Units Outstanding, End of Period                                             0       713        686        658
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.939    $10.833    $11.530
Accumulation Unit Value, End of Period                                            $8.939   $10.833    $11.530    $13.009
Number of Units Outstanding, End of Period                                             0         0          0          0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $10.682
Accumulation Unit Value, End of Period                                                 -         -    $10.682    $10.840
Number of Units Outstanding, End of Period                                             -         -          0          0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $11.226
Accumulation Unit Value, End of Period                                                 -         -    $11.226    $11.204
Number of Units Outstanding, End of Period                                             -         -          0          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -    $10.000
Accumulation Unit Value, End of Period                                                 -         -          -    $11.319
Number of Units Outstanding, End of Period                                             -         -          -          0
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $10.938
Accumulation Unit Value, End of Period                                                 -         -    $10.938    $11.878
Number of Units Outstanding, End of Period                                             -         -          0          0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $11.504
Accumulation Unit Value, End of Period                                                 -         -    $11.504    $12.450
Number of Units Outstanding, End of Period                                             -         -          0          0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.994    $11.255    $12.285
Accumulation Unit Value, End of Period                                            $8.994   $11.255    $12.285    $12.700
Number of Units Outstanding, End of Period                                             0     1,212      1,195      1,178
PUTNAM VT INTERNATIONAL  EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.497    $10.729    $12.247
Accumulation Unit Value, End of Period                                            $8.497   $10.729    $12.247    $13.499
Number of Units Outstanding, End of Period                                             0         0          0          0
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.034    $11.811    $14.645
Accumulation Unit Value, End of Period                                            $8.034   $11.811    $14.645    $15.399
Number of Units Outstanding, End of Period                                             0         0          0          0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.981    $11.021    $11.371
Accumulation Unit Value, End of Period                                            $8.981   $11.021    $11.371    $11.807
Number of Units Outstanding, End of Period                                             0         0          0          0




..


*Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable
Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio -
Class X will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class X Sub-Account.

(2) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I. Growth - Series I Sub-Account into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the we combined the AIM V.I. Premier Equity - Series I
Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.










ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS
DEATH BENEFIT OPTION

For the Period Beginning January 1* and Ending December 31                      2000       2001      2002       2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.130     $7.135    $5.437
Accumulation Unit Value, End of Period                                           $10.130    $7.135     $5.437    $6.748
Number of Units Outstanding, End of Period                                             0    12,656     12,653    12,649
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.496     $9.796    $7.908
Accumulation Unit Value, End of Period                                           $10.496    $9.796     $7.908    $9.958
Number of Units Outstanding, End of Period                                             0    55,801     65,323    53,149
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.128     $7.292    $5.657
Accumulation Unit Value, End of Period                                           $10.128    $7.292     $5.657    $6.840
Number of Units Outstanding, End of Period                                             0   109,861    109,820    93,305
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.401     $8.422    $6.521
Accumulation Unit Value, End of Period                                           $10.401    $8.422     $6.521    $8.285
Number of Units Outstanding, End of Period                                             0    15,831     17,262    19,778
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.869     $7.450    $5.808
Accumulation Unit Value, End of Period                                            $9.869    $7.450     $5.808    $7.499
Number of Units Outstanding, End of Period                                             0         0      4,767     4,766
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.320     $9.525    $8.204
Accumulation Unit Value, End of Period                                           $10.320    $9.525     $8.204   $10.669
Number of Units Outstanding, End of Period                                             0     7,798      7,793    11,703
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.543     $6.224    $5.691
Accumulation Unit Value, End of Period                                            $9.543    $6.224     $5.691    $7.158
Number of Units Outstanding, End of Period                                             0     9,421      8,884     7,761
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.278    $10.352    $9.414
Accumulation Unit Value, End of Period                                           $10.278   $10.352     $9.414   $11.201
Number of Units Outstanding, End of Period                                             0     2,625        238       238
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.018    $10.807   $11.228
Accumulation Unit Value, End of Period                                           $10.018   $10.807    $11.228   $11.989
Number of Units Outstanding, End of Period                                             0    34,608     24,930    24,246
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.593     $5.435    $3.023
Accumulation Unit Value, End of Period                                            $9.593    $5.435     $3.023    $4.795
Number of Units Outstanding, End of Period                                             0         0          0         0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.010    $10.515   $10.773
Accumulation Unit Value, End of Period                                           $10.010   $10.515    $10.773   $10.844
Number of Units Outstanding, End of Period                                             0     1,041        841     1,001
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.017    $10.247   $10.225
Accumulation Unit Value, End of Period                                           $10.017   $10.247    $10.225   $10.135
Number of Units Outstanding, End of Period                                             0    22,571     29,440    19,771
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.979     $8.622    $6.581
Accumulation Unit Value, End of Period                                            $9.979    $8.622     $6.581    $8.284
Number of Units Outstanding, End of Period                                             0     7,168      8,291    12,326
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.072     $8.907    $7.902
Accumulation Unit Value, End of Period                                           $10.072    $8.907     $7.902    $9.823
Number of Units Outstanding, End of Period                                             0    38,063     25,869    20,237
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.140     $7.413    $5.630
Accumulation Unit Value, End of Period                                           $10.140    $7.413     $5.630    $6.504
Number of Units Outstanding, End of Period                                             0    38,052     34,088    33,975
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.538     $8.781    $7.877
Accumulation Unit Value, End of Period                                            $9.538    $8.781     $7.877   $11.608
Number of Units Outstanding, End of Period                                             0         0          0         0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.829     $8.215    $5.835
Accumulation Unit Value, End of Period                                            $9.829    $8.215     $5.835    $7.177
Number of Units Outstanding, End of Period                                             0    10,841     10,836    14,407
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.199     $8.104    $6.638
Accumulation Unit Value, End of Period                                           $10.199    $8.104     $6.638    $8.328
Number of Units Outstanding, End of Period                                             0     1,531      1,557     1,483
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.316
Accumulation Unit Value, End of Period                                                 -         -     $7.316   $10.212
Number of Units Outstanding, End of Period                                             -         -      1,281     2,965
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.320     $9.841    $6.974
Accumulation Unit Value, End of Period                                           $10.320    $9.841     $6.974    $9.717
Number of Units Outstanding, End of Period                                             0     2,487      2,457     2,439
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.025    $10.842   $10.519
Accumulation Unit Value, End of Period                                           $10.025   $10.842    $10.519   $14.340
Number of Units Outstanding, End of Period                                             0       195        332       331
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $8.055
Accumulation Unit Value, End of Period                                                 -         -     $8.055   $10.390
Number of Units Outstanding, End of Period                                             -         -      6,585     6,583
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.839     $6.636    $4.411
Accumulation Unit Value, End of Period                                            $9.839    $6.636     $4.411    $5.531
Number of Units Outstanding, End of Period                                             0     9,781      9,938     9,901
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.896     $7.601    $5.567
Accumulation Unit Value, End of Period                                            $9.896    $7.601     $5.567    $7.099
Number of Units Outstanding, End of Period                                             0         0          0         0
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.159     $8.745    $6.005
Accumulation Unit Value, End of Period                                           $10.159    $8.745     $6.005    $7.396
Number of Units Outstanding, End of Period                                             0         0          0         0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.928     $7.642    $5.271
Accumulation Unit Value, End of Period                                            $9.928    $7.642     $5.271    $6.991
Number of Units Outstanding, End of Period                                             0         0          0         0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.359    $10.214    $7.818
Accumulation Unit Value, End of Period                                           $10.359   $10.214     $7.818   $10.175
Number of Units Outstanding, End of Period                                             0    15,086      5,823     8,822
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.808     $8.110    $5.431
Accumulation Unit Value, End of Period                                            $9.808    $8.110     $5.431    $6.597
Number of Units Outstanding, End of Period                                             0         0     15,221    19,513
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.226     $9.424    $7.517
Accumulation Unit Value, End of Period                                           $10.226    $9.424     $7.517    $9.428
Number of Units Outstanding, End of Period                                             0     2,533      2,440     2,353
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.316     $8.063    $6.536
Accumulation Unit Value, End of Period                                           $10.316    $8.063     $6.536    $8.272
Number of Units Outstanding, End of Period                                             0     1,298      1,297     1,297
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.298
Accumulation Unit Value, End of Period                                                 -         -     $7.298   $10.753
Number of Units Outstanding, End of Period                                             -         -      2,080     2,080
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.818     $7.561    $5.469
Accumulation Unit Value, End of Period                                            $9.818    $7.561     $5.469    $6.727
Number of Units Outstanding, End of Period                                             0     1,587      1,690     1,643


For the Period Beginning January 1* and Ending December 31                                                2004           2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.748        $7.489
Accumulation Unit Value, End of Period                                                                        $7.489        $9.083
Number of Units Outstanding, End of Period                                                                     5,903         7,843
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $9.958       $10.634
Accumulation Unit Value, End of Period                                                                       $10.634       $11.058
Number of Units Outstanding, End of Period                                                                    42,195        25,782
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.840        $7.486
Accumulation Unit Value, End of Period                                                                        $7.486        $8.709
Number of Units Outstanding, End of Period                                                                    64,110        35,753
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $8.285        $9.196
Accumulation Unit Value, End of Period                                                                        $9.196        $9.842
Number of Units Outstanding, End of Period                                                                    11,690        10,945
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                                  $7.499        $8.309
Accumulation Unit Value, End of Period                                                                        $8.309        $8.738
Number of Units Outstanding, End of Period                                                                     4,765             0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.669       $12.074
Accumulation Unit Value, End of Period                                                                       $12.074       $12.642
Number of Units Outstanding, End of Period                                                                     3,941         4,222
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                                  $7.158        $7.741
Accumulation Unit Value, End of Period                                                                        $7.741        $7.789
Number of Units Outstanding, End of Period                                                                       696         1,189
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                                 $11.201       $12.237
Accumulation Unit Value, End of Period                                                                       $12.237       $12.888
Number of Units Outstanding, End of Period                                                                       237           237
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                                 $11.989       $12.421
Accumulation Unit Value, End of Period                                                                       $12.421       $12.638
Number of Units Outstanding, End of Period                                                                    21,972        11,928
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                                                  $4.795        $4.888
Accumulation Unit Value, End of Period                                                                        $4.888        $4.842
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                                 $10.844       $10.829
Accumulation Unit Value, End of Period                                                                       $10.829       $10.862
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                                 $10.135       $10.065
Accumulation Unit Value, End of Period                                                                       $10.065       $10.187
Number of Units Outstanding, End of Period                                                                    13,483        11,621
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                                  $8.284        $9.021
Accumulation Unit Value, End of Period                                                                        $9.021        $9.295
Number of Units Outstanding, End of Period                                                                    12,307        12,290
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                                  $9.823       $10.675
Accumulation Unit Value, End of Period                                                                       $10.675       $11.386
Number of Units Outstanding, End of Period                                                                    16,794         4,986
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                                  $6.504        $7.728
Accumulation Unit Value, End of Period                                                                        $7.728        $8.721
Number of Units Outstanding, End of Period                                                                    17,973         8,199
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                                 $11.608       $14.072
Accumulation Unit Value, End of Period                                                                       $14.072       $18.547
Number of Units Outstanding, End of Period                                                                         0             0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $7.177        $7.616
Accumulation Unit Value, End of Period                                                                        $7.616        $8.677
Number of Units Outstanding, End of Period                                                                    10,827        10,823
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                                  $8.328        $9.626
Accumulation Unit Value, End of Period                                                                        $9.626       $10.527
Number of Units Outstanding, End of Period                                                                         0         6,953
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.212       $12.227
Accumulation Unit Value, End of Period                                                                       $12.227       $14.154
Number of Units Outstanding, End of Period                                                                     2,964         1,682
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                                  $9.717       $10.964
Accumulation Unit Value, End of Period                                                                       $10.964       $12.124
Number of Units Outstanding, End of Period                                                                     2,416         2,395
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                                 $14.340       $19.259
Accumulation Unit Value, End of Period                                                                       $19.259       $22.197
Number of Units Outstanding, End of Period                                                                       331           330
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.133
Accumulation Unit Value, End of Period                                                                       $11.133       $12.179
Number of Units Outstanding, End of Period                                                                         0             0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                                                 $10.390       $12.047
Accumulation Unit Value, End of Period                                                                       $12.047       $12.380
Number of Units Outstanding, End of Period                                                                     4,292         8,965
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $5.531        $5.829
Accumulation Unit Value, End of Period                                                                        $5.829        $6.195
Number of Units Outstanding, End of Period                                                                     7,304         3,221
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                                                  $7.099        $7.453
Accumulation Unit Value, End of Period                                                                        $7.453        $7.988
Number of Units Outstanding, End of Period                                                                         0             0
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.824
Accumulation Unit Value, End of Period                                                                       $10.824       $11.468
Number of Units Outstanding, End of Period                                                                         0             0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $7.396        $7.702
Accumulation Unit Value, End of Period                                                                        $7.702        $8.013
Number of Units Outstanding, End of Period                                                                         0             0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $6.991        $7.883
Accumulation Unit Value, End of Period                                                                        $7.883        $8.666
Number of Units Outstanding, End of Period                                                                         0             0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                 $10.175       $11.143
Accumulation Unit Value, End of Period                                                                       $11.143       $11.476
Number of Units Outstanding, End of Period                                                                     6,961         6,825
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $6.597        $7.038
Accumulation Unit Value, End of Period                                                                        $7.038        $7.958
Number of Units Outstanding, End of Period                                                                     4,292         4,291
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.698
Accumulation Unit Value, End of Period                                                                       $10.698       $10.882
Number of Units Outstanding, End of Period                                                                         0             0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.243
Accumulation Unit Value, End of Period                                                                       $11.243       $11.248
Number of Units Outstanding, End of Period                                                                         0             0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                                       -       $10.000
Accumulation Unit Value, End of Period                                                                             -       $11.336
Number of Units Outstanding, End of Period                                                                         -             0
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.955
Accumulation Unit Value, End of Period                                                                       $10.955       $11.924
Number of Units Outstanding, End of Period                                                                         0             0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.522
Accumulation Unit Value, End of Period                                                                       $11.522       $12.498
Number of Units Outstanding, End of Period                                                                         0           311
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                  $9.428       $10.315
Accumulation Unit Value, End of Period                                                                       $10.315       $10.687
Number of Units Outstanding, End of Period                                                                     1,973           273
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $8.272        $9.464
Accumulation Unit Value, End of Period                                                                        $9.464       $10.455
Number of Units Outstanding, End of Period                                                                     1,297         1,297
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                                                 $10.753       $13.364
Accumulation Unit Value, End of Period                                                                       $13.364       $14.084
Number of Units Outstanding, End of Period                                                                         0             0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                                  $6.727        $6.956
Accumulation Unit Value, End of Period                                                                        $6.956        $7.240
Number of Units Outstanding, End of Period                                                                       540           516


*Contracts with the Enhanced Earnings Death Benefit Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.

(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio -
Class X will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class X Sub-Account.

(2) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I. Growth - Series I Sub-Account into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the we combined the AIM V.I. Premier Equity - Series I
Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.






ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS
DEATH BENEFIT OPTION AND THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME
BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION



For the Period Beginning January 1* and Ending December 31                      2000       2001      2002       2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.130     $7.125    $5.423
Accumulation Unit Value, End of Period                                           $10.130    $7.125     $5.423    $6.722
Number of Units Outstanding, End of Period                                             0     6,584      5,568     5,625
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.495     $9.783    $7.887
Accumulation Unit Value, End of Period                                           $10.495    $9.783     $7.887    $9.918
Number of Units Outstanding, End of Period                                         5,188   152,030    136,698   111,771
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.128     $7.283    $5.642
Accumulation Unit Value, End of Period                                           $10.128    $7.283     $5.642    $6.813
Number of Units Outstanding, End of Period                                         4,354   170,453    269,947   102,699
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.401     $8.410    $6.504
Accumulation Unit Value, End of Period                                           $10.401    $8.410     $6.504    $8.252
Number of Units Outstanding, End of Period                                             0    74,523     64,578    53,393
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.869     $7.440    $5.793
Accumulation Unit Value, End of Period                                            $9.869    $7.440     $5.793    $7.469
Number of Units Outstanding, End of Period                                             0     6,087      4,292     4,290
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.319     $9.512    $8.183
Accumulation Unit Value, End of Period                                           $10.319    $9.512     $8.183   $10.627
Number of Units Outstanding, End of Period                                         1,060    41,357     37,187    17,868
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.542     $6.216    $5.676
Accumulation Unit Value, End of Period                                            $9.542    $6.216     $5.676    $7.129
Number of Units Outstanding, End of Period                                         2,053     7,045      9,732     8,393
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.277    $10.338    $9.389
Accumulation Unit Value, End of Period                                           $10.277   $10.338     $9.389   $11.156
Number of Units Outstanding, End of Period                                         9,373     6,147      6,205    14,829
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.018    $10.793   $11.198
Accumulation Unit Value, End of Period                                           $10.018   $10.793    $11.198   $11.941
Number of Units Outstanding, End of Period                                        14,084    36,716     30,753    13,698
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.593     $5.388    $3.015
Accumulation Unit Value, End of Period                                            $9.593    $5.388     $3.015    $4.776
Number of Units Outstanding, End of Period                                             0    16,803     16,513         0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.007    $10.501   $10.745
Accumulation Unit Value, End of Period                                           $10.007   $10.501    $10.745   $10.801
Number of Units Outstanding, End of Period                                             0        92        18,    23,668
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.017    $10.233   $10.198
Accumulation Unit Value, End of Period                                           $10.017   $10.233    $10.198   $10.095
Number of Units Outstanding, End of Period                                             0    15,344      8,807     9,148
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.979     $8.611    $6.563
Accumulation Unit Value, End of Period                                            $9.979    $8.611     $6.563    $8.252
Number of Units Outstanding, End of Period                                             0    30,583     27,663    22,062
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.072     $8.895    $7.882
Accumulation Unit Value, End of Period                                           $10.072    $8.895     $7.882    $9.784
Number of Units Outstanding, End of Period                                        11,272    33,660     38,904    35,686
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.139     $7.403    $5.615
Accumulation Unit Value, End of Period                                           $10.139    $7.403     $5.615    $6.479
Number of Units Outstanding, End of Period                                         6,965    39,374     33,686    33,095
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.538     $8.770    $7.856
Accumulation Unit Value, End of Period                                            $9.538    $8.770     $7.856   $11.562
Number of Units Outstanding, End                                                       0    10,484      7,309     3,758
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.829     $8.204    $5.819
Accumulation Unit Value, End of Period                                            $9.829    $8.204     $5.819    $7.149
Number of Units Outstanding, End of Period                                         1,183    26,681     23,623    23,389
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.199     $8.093    $6.620
Accumulation Unit Value, End of Period                                           $10.199    $8.093     $6.620    $8.295
Number of Units Outstanding, End of Period                                             0     4,053      5,540     5,205
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.310
Accumulation Unit Value, End of Period                                                 -         -     $7.310   $10.190
Number of Units Outstanding, End of Period                                             -         -          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.320     $9.834    $6.955
Accumulation Unit Value, End of Period                                           $10.320    $9.834     $6.955    $9.679
Number of Units Outstanding, End of Period                                             0     4,883     11,310    15,104
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.025    $10.827   $10.491
Accumulation Unit Value, End of Period                                           $10.025   $10.827    $10.491   $14.284
Number of Units Outstanding, End of Period                                         5,505     3,542      5,026     2,575
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $8.048
Accumulation Unit Value, End of Period                                                 -         -     $8.048   $10.367
Number of Units Outstanding, End of Period                                             -         -      4,570     8,888
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.838     $6.627    $4.400
Accumulation Unit Value, End of Period                                            $9.838    $6.627     $4.400    $5.509
Number of Units Outstanding, End of Period                                           463    20,768     17,731    18,911
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.896     $7.464    $5.552
Accumulation Unit Value, End of Period                                            $9.896    $7.464     $5.552    $7.072
Number of Units Outstanding, End of Period                                             0     5,678      1,987     5,057
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.159     $8.734    $5.989
Accumulation Unit Value, End of Period                                           $10.159    $8.734     $5.989    $7.367
Number of Units Outstanding, End of Period                                             0     6,178        763       763
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.928     $7.453    $5.257
Accumulation Unit Value, End of Period                                            $9.928    $7.453     $5.257    $6.963
Number of Units Outstanding, End of Period                                             0     1,080          0         0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.359    $10.201    $7.797
Accumulation Unit Value, End of Period                                           $10.359   $10.201     $7.797   $10.135
Number of Units Outstanding, End of Period                                             0    23,723     15,277    35,028
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.808     $7.965    $5.417
Accumulation Unit Value, End of Period                                            $9.808    $7.965     $5.417    $6.571
Number of Units Outstanding, End of Period                                             0     2,592      1,096     1,096
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.226     $9.411    $7.497
Accumulation Unit Value, End of Period                                           $10.226    $9.411     $7.497    $9.391
Number of Units Outstanding, End of Period                                             0       920          0     4,769
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.316     $8.052    $6.519
Accumulation Unit Value, End of Period                                           $10.316    $8.052     $6.519    $8.239
Number of Units Outstanding, End of Period                                             0     2,054        320       320
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.292
Accumulation Unit Value, End of Period                                                 -         -     $7.292   $10.730
Number of Units Outstanding, End of Period                                             -         -        275       275
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.818     $7.551    $5.455
Accumulation Unit Value, End of Period                                            $9.818    $7.551     $5.455    $6.700
Number of Units Outstanding, End of Period                                             0     1,684        724    13,649

For the Period Beginning January 1* and Ending December 31                               2004           2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                  $6.722      $7.450
Accumulation Unit Value, End of Period                                                        $7.450      $9.024
Number of Units Outstanding, End of Period                                                     3,083       2,915
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                  $9.918     $10.578
Accumulation Unit Value, End of Period                                                       $10.578     $10.986
Number of Units Outstanding, End of Period                                                   108,879      72,994
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                  $6.813      $7.446
Accumulation Unit Value, End of Period                                                        $7.446      $8.652
Number of Units Outstanding, End of Period                                                    88,503      44,698
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                                  $8.252      $9.148
Accumulation Unit Value, End of Period                                                        $9.148      $9.778
Number of Units Outstanding, End of Period                                                    52,538      24,352
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                  $7.469      $8.266
Accumulation Unit Value, End of Period                                                        $8.266      $8.681
Number of Units Outstanding, End of Period                                                     4,288       4,287
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                 $10.627     $12.011
Accumulation Unit Value, End of Period                                                       $12.011     $12.560
Number of Units Outstanding, End of Period                                                    18,470      17,125
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                  $7.129      $7.701
Accumulation Unit Value, End of Period                                                        $7.701      $7.738
Number of Units Outstanding, End of Period                                                     4,611       4,703
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                 $11.156     $12.173
Accumulation Unit Value, End of Period                                                       $12.173     $12.804
Number of Units Outstanding, End of Period                                                    17,568      14,896
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                 $11.941     $12.356
Accumulation Unit Value, End of Period                                                       $12.356     $12.555
Number of Units Outstanding, End of Period                                                    13,464      13,212
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                                  $4.776      $4.863
Accumulation Unit Value, End of Period                                                        $4.863      $4.811
Number of Units Outstanding, End of Period                                                         0           0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                 $10.801     $10.772
Accumulation Unit Value, End of Period                                                       $10.772     $10.791
Number of Units Outstanding, End of Period                                                    23,264      22,775
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                 $10.095     $10.013
Accumulation Unit Value, End of Period                                                       $10.013     $10.121
Number of Units Outstanding, End of Period                                                     8,613       8,466
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                  $8.252      $8.974
Accumulation Unit Value, End of Period                                                        $8.974      $9.234
Number of Units Outstanding, End of Period                                                    16,280      13,600
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                  $9.784     $10.620
Accumulation Unit Value, End of Period                                                       $10.620     $11.312
Number of Units Outstanding, End of Period                                                    34,358      31,135
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                  $6.479      $7.687
Accumulation Unit Value, End of Period                                                        $7.687      $8.664
Number of Units Outstanding, End of Period                                                    30,664      24,526
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                 $11.562     $13.998
Accumulation Unit Value, End of Period                                                       $13.998     $18.426
Number of Units Outstanding, End                                                               8,221       7,656
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                  $7.149      $7.576
Accumulation Unit Value, End of Period                                                        $7.576      $8.620
Number of Units Outstanding, End of Period                                                    18,921      16,845
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                  $8.295      $9.575
Accumulation Unit Value, End of Period                                                        $9.575     $10.458
Number of Units Outstanding, End of Period                                                     5,870       5,522
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                 $10.190     $12.184
Accumulation Unit Value, End of Period                                                       $12.184     $14.087
Number of Units Outstanding, End of Period                                                     1,978         872
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                  $9.679     $10.906
Accumulation Unit Value, End of Period                                                       $10.906     $12.045
Number of Units Outstanding, End of Period                                                    20,531      20,354
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                 $14.284     $19.158
Accumulation Unit Value, End of Period                                                       $19.158     $22.052
Number of Units Outstanding, End of Period                                                     2,484       2,212
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                                 $10.000     $11.123
Accumulation Unit Value, End of Period                                                       $11.123     $12.154
Number of Units Outstanding, End of Period                                                         0         366
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                                 $10.367     $12.005
Accumulation Unit Value, End of Period                                                       $12.005     $12.322
Number of Units Outstanding, End of Period                                                    21,797      17,192
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                  $5.509      $5.799
Accumulation Unit Value, End of Period                                                        $5.799      $6.155
Number of Units Outstanding, End of Period                                                     8,543      10,492
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)                                                                         $7.414
Accumulation Unit Value, Beginning of Period                                                  $7.072      $7.936
Accumulation Unit Value, End of Period                                                        $7.414       4,144
Number of Units Outstanding, End of Period                                                     4,603
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                                 $10.000     $10.814
Accumulation Unit Value, End of Period                                                       $10.814     $11.443
Number of Units Outstanding, End of Period                                                         0           0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                  $7.367      $7.662
Accumulation Unit Value, End of Period                                                        $7.662      $7.961
Number of Units Outstanding, End of Period                                                       762         762
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                  $6.963      $7.842
Accumulation Unit Value, End of Period                                                        $7.842      $8.609
Number of Units Outstanding, End of Period                                                     9,707       1,676
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                 $10.135     $11.085
Accumulation Unit Value, End of Period                                                       $11.085     $11.402
Number of Units Outstanding, End of Period                                                    41,146      23,572
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                  $6.571      $7.001
Accumulation Unit Value, End of Period                                                        $7.001      $7.907
Number of Units Outstanding, End of Period                                                     1,095       1,094
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                 $10.000     $10.689
Accumulation Unit Value, End of Period                                                       $10.689     $10.858
Number of Units Outstanding, End of Period                                                         0           0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                 $10.000     $11.233
Accumulation Unit Value, End of Period                                                       $11.233     $11.224
Number of Units Outstanding, End of Period                                                     2,579       4,497
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                       -     $10.000
Accumulation Unit Value, End of Period                                                             -     $11.327
Number of Units Outstanding, End of Period                                                         -           0
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                 $10.000     $10.945
Accumulation Unit Value, End of Period                                                       $10.945     $11.899
Number of Units Outstanding, End of Period                                                         0       2,038
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                 $10.000     $11.512
Accumulation Unit Value, End of Period                                                       $11.512     $12.474
Number of Units Outstanding, End of Period                                                         0       1,413
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                  $9.391     $10.261
Accumulation Unit Value, End of Period                                                       $10.261     $10.618
Number of Units Outstanding, End of Period                                                     4,613       4,758
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                  $8.239      $9.414
Accumulation Unit Value, End of Period                                                        $9.414     $10.387
Number of Units Outstanding, End of Period                                                       319           0
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                                 $10.730     $13.317
Accumulation Unit Value, End of Period                                                       $13.317     $14.017
Number of Units Outstanding, End of Period                                                       275           0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                  $6.700      $6.920
Accumulation Unit Value, End of Period                                                        $6.920      $7.192
Number of Units Outstanding, End of Period                                                    17,816       5,256




*Contracts with the Enhanced Earnings Death Benefit Option and the Enhanced
Death Benefit, the Performance Income Benefit, or the Performance Death Benefit
Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit
Value for each of these Variable Sub-Accounts was initially set at $10.000. The
Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.58% and an administrative expense charge of 0.10%.

(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio -
Class X will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class X Sub-Account.

(2) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I. Growth - Series I Sub-Account into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the we combined the AIM V.I. Premier Equity - Series I
Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.










ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS
DEATH BENEFIT OPTION AND THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH
BENEFIT COMBINATION OPTION




For the Period Beginning January 1* and Ending December 31                      2000       2001      2002       2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.129     $7.117    $5.410
Accumulation Unit Value, End of Period                                           $10.129    $7.117     $5.410    $6.699
Number of Units Outstanding, End of Period                                             0    25,339     27,103    28,266
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.496     $9.772    $7.869
Accumulation Unit Value, End of Period                                           $10.496    $9.772     $7.869    $9.885
Number of Units Outstanding, End of Period                                             0    82,875     92,065   126,141
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.128     $7.274    $5.629
Accumulation Unit Value, End of Period                                           $10.128    $7.274     $5.629    $6.790
Number of Units Outstanding, End of Period                                             0   139,672    149,747   114,285
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.401     $8.401    $6.489
Accumulation Unit Value, End of Period                                           $10.401    $8.401     $6.489    $8.225
Number of Units Outstanding, End of Period                                             0    40,707     53,867    27,866
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.869     $7.431    $5.780
Accumulation Unit Value, End of Period                                            $9.869    $7.431     $5.780    $7.444
Number of Units Outstanding, End of Period                                             0    18,778      4,312     4,190
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.319     $9.501    $8.164
Accumulation Unit Value, End of Period                                           $10.319    $9.501     $8.164   $10.592
Number of Units Outstanding, End of Period                                             0    23,606     34,121    51,184
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.542     $6.209    $5.663
Accumulation Unit Value, End of Period                                            $9.542    $6.209     $5.663    $7.106
Number of Units Outstanding, End of Period                                             0     2,570      5,380     6,300
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.277    $10.326    $9.368
Accumulation Unit Value, End of Period                                           $10.277   $10.326     $9.368   $11.119
Number of Units Outstanding, End of Period                                             0        11     30,977    21,311
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.018    $10.780   $11.173
Accumulation Unit Value, End of Period                                           $10.018   $10.780    $11.173   $11.902
Number of Units Outstanding, End of Period                                             0    46,655     20,623    17,910
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.593     $5.382    $3.008
Accumulation Unit Value, End of Period                                            $9.593    $5.382     $3.008    $4.760
Number of Units Outstanding, End of Period                                             0       369      5,877     4,779
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.010    $10.489   $10.721
Accumulation Unit Value, End of Period                                           $10.010   $10.489    $10.721   $10.765
Number of Units Outstanding, End of Period                                             0     4,863     16,691     4,921
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.017    $10.222   $10.175
Accumulation Unit Value, End of Period                                           $10.017   $10.222    $10.175   $10.061
Number of Units Outstanding, End of Period                                             0    42,162     23,643    18,215
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.978     $8.601    $6.549
Accumulation Unit Value, End of Period                                            $9.978    $8.601     $6.549    $8.224
Number of Units Outstanding, End of Period                                             0    42,471     27,039    16,303
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.072     $8.885    $7.864
Accumulation Unit Value, End of Period                                           $10.072    $8.885     $7.864    $9.752
Number of Units Outstanding, End of Period                                             0    67,992     60,627    47,003
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.139     $7.394    $5.602
Accumulation Unit Value, End of Period                                           $10.139    $7.394     $5.602    $6.457
Number of Units Outstanding, End of Period                                             0    33,478     26,391    47,205
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.538     $8.760    $7.838
Accumulation Unit Value, End of Period                                            $9.538    $8.760     $7.838   $11.524
Number of Units Outstanding, End of Period                                             0     6,110      5,442     5,563
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.829     $8.194    $5.806
Accumulation Unit Value, End of Period                                            $9.829    $8.194     $5.806    $7.125
Number of Units Outstanding, End of Period                                             0    27,025      9,582     8,958
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.199     $8.084    $6.606
Accumulation Unit Value, End of Period                                           $10.199    $8.084     $6.606    $8.267
Number of Units Outstanding, End of Period                                             0     3,255      3,203     1,719
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.304
Accumulation Unit Value, End of Period                                                 -         -     $7.304   $10.171
Number of Units Outstanding, End of Period                                             -         -        160     1,909
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.320     $9.816    $6.940
Accumulation Unit Value, End of Period                                           $10.320    $9.816     $6.940    $9.646
Number of Units Outstanding, End of Period                                             0     5,227      7,785    12,229
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.025    $10.815   $10.467
Accumulation Unit Value, End of Period                                           $10.025   $10.815    $10.467   $14.236
Number of Units Outstanding, End of Period                                             0     2,973      7,607    16,619
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $8.043
Accumulation Unit Value, End of Period                                                 -         -     $8.043   $10.348
Number of Units Outstanding, End of Period                                             -         -      6,510    19,932
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.838     $6.619    $4.390
Accumulation Unit Value, End of Period                                            $9.838    $6.619     $4.390    $5.491
Number of Units Outstanding, End of Period                                             0    29,475     41,330    15,371
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.895     $7.456    $5.540
Accumulation Unit Value, End of Period                                            $9.895    $7.456     $5.540    $7.048
Number of Units Outstanding, End of Period                                             0     2,415      3,758     5,875
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.159     $8.724    $5.976
Accumulation Unit Value, End of Period                                           $10.159    $8.724     $5.976    $7.342
Number of Units Outstanding, End of Period                                             0    13,177      8,868     7,625
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.927     $7.444    $5.245
Accumulation Unit Value, End of Period                                            $9.927    $7.444     $5.245    $6.940
Number of Units Outstanding, End of Period                                             0     3,249      2,288     4,861
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.359    $10.189    $7.780
Accumulation Unit Value, End of Period                                           $10.359   $10.189     $7.780   $10.101
Number of Units Outstanding, End of Period                                             0    24,208     35,560    40,357
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.808     $7.956    $5.405
Accumulation Unit Value, End of Period                                            $9.808    $7.956     $5.405    $6.549
Number of Units Outstanding, End of Period                                             0     4,364        294    19,631
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.230     $9.400    $7.480
Accumulation Unit Value, End of Period                                           $10.225    $9.400     $7.480    $9.360
Number of Units Outstanding, End of Period                                             0     1,125      4,191     2,965
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.316     $8.043    $6.504
Accumulation Unit Value, End of Period                                           $10.316    $8.043     $6.504    $8.212
Number of Units Outstanding, End of Period                                             0     3,661      2,746     2,389
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.286
Accumulation Unit Value, End of Period                                                 -         -     $7.286   $10.710
Number of Units Outstanding, End of Period                                             -         -      3,261     2,542
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.820     $7.540    $5.443
Accumulation Unit Value, End of Period                                            $9.817    $7.542     $5.443    $6.678
Number of Units Outstanding, End of Period                                             0     3,758      4,247    15,540

For the Period Beginning January 1* and Ending December 31                                                2004           2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.699        $7.417
Accumulation Unit Value, End of Period                                                                        $7.417        $8.974
Number of Units Outstanding, End of Period                                                                    26,075        25,801
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $9.885       $10.532
Accumulation Unit Value, End of Period                                                                       $10.532       $10.925
Number of Units Outstanding, End of Period                                                                    97,863        81,167
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.790        $7.413
Accumulation Unit Value, End of Period                                                                        $7.413        $8.604
Number of Units Outstanding, End of Period                                                                    86,778        61,508
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $8.225        $9.108
Accumulation Unit Value, End of Period                                                                        $9.108        $9.724
Number of Units Outstanding, End of Period                                                                    19,440        16,477
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                                  $7.444        $8.229
Accumulation Unit Value, End of Period                                                                        $8.229        $8.633
Number of Units Outstanding, End of Period                                                                     3,085           747
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.592       $11.957
Accumulation Unit Value, End of Period                                                                       $11.957       $12.491
Number of Units Outstanding, End of Period                                                                    48,062        39,468
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                                  $7.106        $7.666
Accumulation Unit Value, End of Period                                                                        $7.666        $7.695
Number of Units Outstanding, End of Period                                                                     4,535         5,392
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                                 $11.119       $12.119
Accumulation Unit Value, End of Period                                                                       $12.119       $12.733
Number of Units Outstanding, End of Period                                                                    18,924        10,961
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                                 $11.902       $12.302
Accumulation Unit Value, End of Period                                                                       $12.302       $12.486
Number of Units Outstanding, End of Period                                                                    16,913         8,392
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                                                  $4.760        $4.841
Accumulation Unit Value, End of Period                                                                        $4.841        $4.784
Number of Units Outstanding, End of Period                                                                     1,714         1,713
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                                 $10.765       $10.725
Accumulation Unit Value, End of Period                                                                       $10.725       $10.732
Number of Units Outstanding, End of Period                                                                     1,129         1,218
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                                 $10.061        $9.968
Accumulation Unit Value, End of Period                                                                        $9.968       $10.065
Number of Units Outstanding, End of Period                                                                     7,858        11,203
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                                  $8.224        $8.934
Accumulation Unit Value, End of Period                                                                        $8.934        $9.183
Number of Units Outstanding, End of Period                                                                    12,033        10,921
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                                  $9.752       $10.572
Accumulation Unit Value, End of Period                                                                       $10.572       $11.250
Number of Units Outstanding, End of Period                                                                    37,597        25,324
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                                  $6.457        $7.653
Accumulation Unit Value, End of Period                                                                        $7.653        $8.617
Number of Units Outstanding, End of Period                                                                    37,897        36,090
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                                 $11.524       $13.936
Accumulation Unit Value, End of Period                                                                       $13.936       $18.324
Number of Units Outstanding, End of Period                                                                     4,008         4,745
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $7.125        $7.542
Accumulation Unit Value, End of Period                                                                        $7.542        $8.573
Number of Units Outstanding, End of Period                                                                     6,500         7,861
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                                  $8.267        $9.533
Accumulation Unit Value, End of Period                                                                        $9.533       $10.401
Number of Units Outstanding, End of Period                                                                     2,270         2,243
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.171       $12.149
Accumulation Unit Value, End of Period                                                                       $12.149       $14.030
Number of Units Outstanding, End of Period                                                                     7,342        14,689
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                                  $9.646       $10.858
Accumulation Unit Value, End of Period                                                                       $10.858       $11.979
Number of Units Outstanding, End of Period                                                                    12,204        18,421
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                                 $14.236       $19.073
Accumulation Unit Value, End of Period                                                                       $19.073       $21.931
Number of Units Outstanding, End of Period                                                                    12,940        14,111
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.115
Accumulation Unit Value, End of Period                                                                       $11.115       $12.130
Number of Units Outstanding, End of Period                                                                         0             0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                                                 $10.348       $11.970
Accumulation Unit Value, End of Period                                                                       $11.970       $12.272
Number of Units Outstanding, End of Period                                                                    19,541        26,871
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $5.491        $5.773
Accumulation Unit Value, End of Period                                                                        $5.773        $6.121
Number of Units Outstanding, End of Period                                                                    12,790        12,098
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                                                  $7.048        $7.382
Accumulation Unit Value, End of Period                                                                        $7.382        $7.892
Number of Units Outstanding, End of Period                                                                     2,400         4,735
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.806
Accumulation Unit Value, End of Period                                                                       $10.806       $11.422
Number of Units Outstanding, End of Period                                                                         0             0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $7.342        $7.628
Accumulation Unit Value, End of Period                                                                        $7.628        $7.917
Number of Units Outstanding, End of Period                                                                     6,949         5,447
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $6.940        $7.807
Accumulation Unit Value, End of Period                                                                        $7.807        $8.562
Number of Units Outstanding, End of Period                                                                     2,297         2,143
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                 $10.101       $11.036
Accumulation Unit Value, End of Period                                                                       $11.036       $11.339
Number of Units Outstanding, End of Period                                                                    16,427        10,124
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $6.549        $6.970
Accumulation Unit Value, End of Period                                                                        $6.970        $7.863
Number of Units Outstanding, End of Period                                                                       310           300
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.681
Accumulation Unit Value, End of Period                                                                       $10.681       $10.838
Number of Units Outstanding, End of Period                                                                         0             0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.225
Accumulation Unit Value, End of Period                                                                       $11.225       $11.203
Number of Units Outstanding, End of Period                                                                       506         2,906
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                                       -       $10.000
Accumulation Unit Value, End of Period                                                                             -       $11.318
Number of Units Outstanding, End of Period                                                                         -             0
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.937
Accumulation Unit Value, End of Period                                                                       $10.937       $11.877
Number of Units Outstanding, End of Period                                                                       144           940
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.504
Accumulation Unit Value, End of Period                                                                       $11.504       $12.449
Number of Units Outstanding, End of Period                                                                       141         3,600
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME                                                                                                $10.215
Accumulation Unit Value, Beginning of Period                                                                  $9.360       $10.559
Accumulation Unit Value, End of Period                                                                       $10.215         2,427
Number of Units Outstanding, End of Period                                                                     2,684
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $8.212        $9.372
Accumulation Unit Value, End of Period                                                                        $9.372       $10.330
Number of Units Outstanding, End of Period                                                                     1,402         1,569
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                                                 $10.710       $13.278
Accumulation Unit Value, End of Period                                                                       $13.278       $13.961
Number of Units Outstanding, End of Period                                                                       276           276
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                                  $6.678        $6.889
Accumulation Unit Value, End of Period                                                                        $6.889        $7.153
Number of Units Outstanding, End of Period                                                                     2,945         2,948




*Contracts with the Enhanced Earnings Death Benefit Option and the Performance
Benefit Combination or the Death Benefit Combination Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.69% and an administrative expense charge of 0.10%.

(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio -
Class X will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class X Sub-Account.

(2) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I. Growth - Series I Sub-Account into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the we combined the AIM V.I. Premier Equity - Series I
Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.











ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS
DEATH BENEFIT OPTION WITH THE INCOME BENEFIT COMBINATION OPTION 2



For the Period Beginning January 1* and Ending December 31                      2000       2001      2002       2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.129     $7.250    $5.404
Accumulation Unit Value, End of Period                                           $10.129    $7.250     $5.404    $6.687
Number of Units Outstanding, End of Period                                             0         0          0         0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.495     $9.765    $7.859
Accumulation Unit Value, End of Period                                           $10.495    $9.765     $7.859    $9.867
Number of Units Outstanding, End of Period                                             0     3,793      5,739     6,873
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.128     $7.270    $5.622
Accumulation Unit Value, End of Period                                           $10.128    $7.270     $5.622    $6.778
Number of Units Outstanding, End of Period                                             0     5,498      9,016     9,013
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.400     $8.396    $6.481
Accumulation Unit Value, End of Period                                           $10.400    $8.396     $6.481    $8.210
Number of Units Outstanding, End of Period                                             0         0          0         0
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.868     $8.018    $5.773
Accumulation Unit Value, End of Period                                            $9.868    $8.018     $5.773    $7.431
Number of Units Outstanding, End of Period                                             0         0          0         0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.319     $9.495    $8.155
Accumulation Unit Value, End of Period                                           $10.319    $9.495     $8.155   $10.573
Number of Units Outstanding, End of Period                                             0     3,784      6,045     6,044
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.541     $6.205    $5.656
Accumulation Unit Value, End of Period                                            $9.541    $6.205     $5.656    $7.093
Number of Units Outstanding, End of Period                                             0         0          0         0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.277    $10.498    $9.356
Accumulation Unit Value, End of Period                                           $10.277   $10.498     $9.356   $11.099
Number of Units Outstanding, End of Period                                             0         0          0         0
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.017    $10.774   $11.159
Accumulation Unit Value, End of Period                                           $10.017   $10.774    $11.159   $11.880
Number of Units Outstanding, End of Period                                             0       506        504       503
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.593     $5.424    $3.005
Accumulation Unit Value, End of Period                                            $9.593    $5.424     $3.005    $4.751
Number of Units Outstanding, End of Period                                             0         0          0         0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.010    $10.313   $10.708
Accumulation Unit Value, End of Period                                           $10.010   $10.313    $10.708   $10.746
Number of Units Outstanding, End of Period                                             0         0          0         0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.016    $10.215   $10.162
Accumulation Unit Value, End of Period                                           $10.016   $10.215    $10.162   $10.043
Number of Units Outstanding, End of Period                                             0    14,901          0         0
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.978    $10.313    $6.541
Accumulation Unit Value, End of Period                                            $9.978   $10.313     $6.541    $8.209
Number of Units Outstanding, End of Period                                             0         0      6,883     9,787
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.071     $8.879    $7.854
Accumulation Unit Value, End of Period                                           $10.071    $8.879     $7.854    $9.734
Number of Units Outstanding, End of Period                                             0     4,132      6,639     6,638
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.139     $7.390    $5.595
Accumulation Unit Value, End of Period                                           $10.139    $7.390     $5.595    $6.445
Number of Units Outstanding, End of Period                                             0         0          0         0
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.537     $8.307    $7.829
Accumulation Unit Value, End of Period                                            $9.537    $8.307     $7.829   $11.503
Number of Units Outstanding, End of Period                                             0         0          0         0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.828     $8.231    $5.799
Accumulation Unit Value, End of Period                                            $9.828    $8.231     $5.799    $7.112
Number of Units Outstanding, End of Period                                             0         0          0         0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.198     $8.702    $6.597
Accumulation Unit Value, End of Period                                           $10.198    $8.702     $6.597    $8.252
Number of Units Outstanding, End of Period                                             0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.301
Accumulation Unit Value, End of Period                                                 -         -     $7.301   $10.161
Number of Units Outstanding, End of Period                                             -         -          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.319     $9.935    $6.931
Accumulation Unit Value, End of Period                                           $10.319    $9.935     $6.931    $9.629
Number of Units Outstanding, End of Period                                             0         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.025    $11.164   $10.454
Accumulation Unit Value, End of Period                                           $10.025   $11.164    $10.454   $14.210
Number of Units Outstanding, End of Period                                             0         0          0         0
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $8.039
Accumulation Unit Value, End of Period                                                 -         -     $8.039   $10.338
Number of Units Outstanding, End of Period                                             -         -          0     1,579
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.838     $6.976    $4.384
Accumulation Unit Value, End of Period                                            $9.838    $6.976     $4.384    $5.481
Number of Units Outstanding, End of Period                                             0         0          0         0
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.895     $7.586    $5.533
Accumulation Unit Value, End of Period                                            $9.895    $7.586     $5.533    $7.035
Number of Units Outstanding, End of Period                                             0         0          0         0
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.158     $8.967    $5.968
Accumulation Unit Value, End of Period                                           $10.158    $8.967     $5.968    $7.329
Number of Units Outstanding, End of Period                                             0         0          0         0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.927     $7.626    $5.239
Accumulation Unit Value, End of Period                                            $9.927    $7.626     $5.239    $6.927
Number of Units Outstanding, End of Period                                             0         0          0         0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.358    $10.183    $7.770
Accumulation Unit Value, End of Period                                           $10.358   $10.183     $7.770   $10.083
Number of Units Outstanding, End of Period                                             0         0          0         0
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.807     $8.093    $5.398
Accumulation Unit Value, End of Period                                            $9.807    $8.093     $5.398    $6.537
Number of Units Outstanding, End of Period                                             0         0          0         0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.225     $9.840    $7.471
Accumulation Unit Value, End of Period                                           $10.225    $9.840     $7.471    $9.343
Number of Units Outstanding, End of Period                                             0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.160     $8.510    $6.496
Accumulation Unit Value, End of Period                                           $10.160    $8.510     $6.496    $8.197
Number of Units Outstanding, End of Period                                             0         0          0     2,272
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.283
Accumulation Unit Value, End of Period                                                 -         -     $7.283   $10.700
Number of Units Outstanding, End of Period                                             -         -          0         0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.817     $7.972    $5.436
Accumulation Unit Value, End of Period                                            $9.817    $7.972     $5.436    $6.666
Number of Units Outstanding, End of Period                                             0         0          0         0




For the Period Beginning January 1* and Ending December 31                                                2004           2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.687        $7.399
Accumulation Unit Value, End of Period                                                                        $7.399        $8.947
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $9.867       $10.506
Accumulation Unit Value, End of Period                                                                       $10.506       $10.892
Number of Units Outstanding, End of Period                                                                     1,133             0
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.778        $7.395
Accumulation Unit Value, End of Period                                                                        $7.395        $8.578
Number of Units Outstanding, End of Period                                                                       788           786
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $8.210        $9.086
Accumulation Unit Value, End of Period                                                                        $9.086        $9.695
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                                  $7.431        $8.209
Accumulation Unit Value, End of Period                                                                        $8.209        $8.607
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.573       $11.929
Accumulation Unit Value, End of Period                                                                       $11.929       $12.453
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                                  $7.093        $7.648
Accumulation Unit Value, End of Period                                                                        $7.648        $7.672
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                                 $11.099       $12.090
Accumulation Unit Value, End of Period                                                                       $12.090       $12.695
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                                 $11.880       $12.272
Accumulation Unit Value, End of Period                                                                       $12.272       $12.448
Number of Units Outstanding, End of Period                                                                       502           500
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                                                  $4.751        $4.829
Accumulation Unit Value, End of Period                                                                        $4.829        $4.770
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                                 $10.746       $10.699
Accumulation Unit Value, End of Period                                                                       $10.699       $10.699
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                                 $10.043        $9.944
Accumulation Unit Value, End of Period                                                                        $9.944       $10.035
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                                  $8.209        $8.912
Accumulation Unit Value, End of Period                                                                        $8.912        $9.155
Number of Units Outstanding, End of Period                                                                     2,903             0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                                  $9.734       $10.547
Accumulation Unit Value, End of Period                                                                       $10.547       $11.216
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                                  $6.445        $7.635
Accumulation Unit Value, End of Period                                                                        $7.635        $8.591
Number of Units Outstanding, End of Period                                                                         0             0
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                                 $11.503       $13.902
Accumulation Unit Value, End of Period                                                                       $13.902       $18.269
Number of Units Outstanding, End of Period                                                                         0             0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $7.112        $7.524
Accumulation Unit Value, End of Period                                                                        $7.524        $8.547
Number of Units Outstanding, End of Period                                                                         0             0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                                  $8.252        $9.510
Accumulation Unit Value, End of Period                                                                        $9.510       $10.369
Number of Units Outstanding, End of Period                                                                         0             0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.161       $12.129
Accumulation Unit Value, End of Period                                                                       $12.129       $14.000
Number of Units Outstanding, End of Period                                                                         0             0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                                  $9.629       $10.832
Accumulation Unit Value, End of Period                                                                       $10.832       $11.943
Number of Units Outstanding, End of Period                                                                         0             0
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                                 $14.210       $19.027
Accumulation Unit Value, End of Period                                                                       $19.027       $21.865
Number of Units Outstanding, End of Period                                                                         0             0
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.110
Accumulation Unit Value, End of Period                                                                       $11.110       $12.118
Number of Units Outstanding, End of Period                                                                         0             0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                                                 $10.338       $11.951
Accumulation Unit Value, End of Period                                                                       $11.951       $12.245
Number of Units Outstanding, End of Period                                                                     1,578             0
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $5.481        $5.759
Accumulation Unit Value, End of Period                                                                        $5.759        $6.102
Number of Units Outstanding, End of Period                                                                         0             0
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                                                  $7.035        $7.364
Accumulation Unit Value, End of Period                                                                        $7.364        $7.868
Number of Units Outstanding, End of Period                                                                         0             0
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.802
Accumulation Unit Value, End of Period                                                                       $10.802       $11.410
Number of Units Outstanding, End of Period                                                                         0             0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $7.329        $7.610
Accumulation Unit Value, End of Period                                                                        $7.610        $7.893
Number of Units Outstanding, End of Period                                                                         0             0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $6.927        $7.788
Accumulation Unit Value, End of Period                                                                        $7.788        $8.536
Number of Units Outstanding, End of Period                                                                         0             0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                 $10.083       $11.009
Accumulation Unit Value, End of Period                                                                       $11.009       $11.304
Number of Units Outstanding, End of Period                                                                                       0
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $6.537        $6.953
Accumulation Unit Value, End of Period                                                                        $6.953        $7.839
Number of Units Outstanding, End of Period                                                                         0             0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.677
Accumulation Unit Value, End of Period                                                                       $10.677       $10.827
Number of Units Outstanding, End of Period                                                                         0             0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.220
Accumulation Unit Value, End of Period                                                                       $11.220       $11.191
Number of Units Outstanding, End of Period                                                                         0             0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                                       -
Accumulation Unit Value, End of Period                                                                             -
Number of Units Outstanding, End of Period                                                                         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.932
Accumulation Unit Value, End of Period                                                                       $10.932       $11.864
Number of Units Outstanding, End of Period                                                                         0             0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.499
Accumulation Unit Value, End of Period                                                                       $11.499       $12.435
Number of Units Outstanding, End of Period                                                                         0             0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                  $9.343       $10.190
Accumulation Unit Value, End of Period                                                                       $10.190       $10.527
Number of Units Outstanding, End of Period                                                                         0             0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $8.197        $9.350
Accumulation Unit Value, End of Period                                                                        $9.350       $10.298
Number of Units Outstanding, End of Period                                                                     2,271             0
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                                                 $10.700       $13.257
Accumulation Unit Value, End of Period                                                                       $13.257       $13.930
Number of Units Outstanding, End of Period                                                                         0             0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                                  $6.666        $6.873
Accumulation Unit Value, End of Period                                                                        $6.873        $7.131
Number of Units Outstanding, End of Period                                                                         0             0



*Contracts with the Enhanced Earnings Death Benefit Option and the Income
Benefit Combination Option 2 were first offered under the Contracts on December
6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page
A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio -
Class X will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class X Sub-Account.

(2) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I. Growth - Series I Sub-Account into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the we combined the AIM V.I. Premier Equity - Series I
Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.







ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR
EACH SUB-ACCOUNT  SINCE THE CONTRACTS  WERE FIRST OFFERED WITH THE LONGEVITY
REWARD RIDER



For the Period Beginning January 1* and Ending December 31                      2000       2001       2002       2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.695      $6.847     $5.232
Accumulation Unit Value, End of Period                                            $9.695    $6.847      $5.232     $6.511
Number of Units Outstanding, End of Period                                        72,420    69,330      78,923     57,670
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.702     $10.016     $8.107
Accumulation Unit Value, End of Period                                           $10.702   $10.016      $8.107    $10.236
Number of Units Outstanding, End of Period                                       996,619 1,735,966   2,069,193  1,985,789
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.543      $6.890     $5.359
Accumulation Unit Value, End of Period                                            $9.543    $6.890      $5.359     $6.497
Number of Units Outstanding, End of Period                                     1,289,081 1,905,766   2,177,746  2,098,413
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.208      $7.476     $5.805
Accumulation Unit Value, End of Period                                            $9.208    $7.476      $5.805     $7.394
Number of Units Outstanding, End of Period                                       434,294   649,898     776,990    738,423
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.434      $6.383     $4.990
Accumulation Unit Value, End of Period                                            $8.434    $6.383      $4.990     $6.460
Number of Units Outstanding, End of Period                                        36,893    26,764      40,415     41,645
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.951      $9.209     $7.954
Accumulation Unit Value, End of Period                                            $9.951    $9.209      $7.954    $10.372
Number of Units Outstanding, End of Period                                       220,380   383,696     500,284    543,582
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000    $6.956      $4.550     $4.171
Accumulation Unit Value, End of Period                                            $6.956    $4.550      $4.171     $5.260
Number of Units Outstanding, End of Period                                        94,315    39,386     171,317    262,468
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.050     $10.150     $9.255
Accumulation Unit Value, End of Period                                           $10.050   $10.150      $9.255    $11.041
Number of Units Outstanding, End of Period                                         9,550    56,983      58,092     91,299
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.774     $11.653    $12.140
Accumulation Unit Value, End of Period                                           $10.774   $11.653     $12.140    $12.997
Number of Units Outstanding, End of Period                                       374,073   908,741   1,239,228  1,200,593
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.594      $5.240     $2.944
Accumulation Unit Value, End of Period                                            $9.594    $5.240      $2.944     $4.683
Number of Units Outstanding, End of Period                                             0     3,545       7,592     36,075
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.008     $10.880    $11.178
Accumulation Unit Value, End of Period                                           $10.008   $10.880     $11.178    $11.281
Number of Units Outstanding, End of Period                                             0    83,420     220,576    204,283
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.281     $10.545    $10.550
Accumulation Unit Value, End of Period                                           $10.281   $10.545     $10.550    $10.486
Number of Units Outstanding, End of Period                                       185,342   390,513     463,153    389,404
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.970      $7.771     $5.947
Accumulation Unit Value, End of Period                                            $8.970    $7.771      $5.947     $7.507
Number of Units Outstanding, End of Period                                        70,626    92,819     148,845    162,008
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.940      $8.814     $7.841
Accumulation Unit Value, End of Period                                            $9.940    $8.814      $7.841     $9.773
Number of Units Outstanding, End of Period                                     1,009,853 1,726,975   1,820,120  1,860,045
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.142      $7.434     $5.661
Accumulation Unit Value, End of Period                                           $10.142    $7.434      $5.661     $6.559
Number of Units Outstanding, End of Period                                       781,016 1,174,451   1,139,800  1,050,788
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $6.389      $5.898     $5.304
Accumulation Unit Value, End of Period                                            $6.389    $5.898      $5.304     $7.838
Number of Units Outstanding, End of Period                                         4,827    10,560      11,069     23,523
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.339      $6.988     $4.977
Accumulation Unit Value, End of Period                                            $8.339    $6.988      $4.977     $6.138
Number of Units Outstanding, End of Period                                        16,016    51,206      68,489     87,619
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.057      $7.217     $5.927
Accumulation Unit Value, End of Period                                            $9.057    $7.217      $5.927     $7.456
Number of Units Outstanding, End of Period                                         1,690    35,642      48,702     55,816
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -         -     $10.000     $7.329
Accumulation Unit Value, End of Period                                                 -         -      $7.329    $10.258
Number of Units Outstanding, End of Period                                             -         -       5,836     22,505
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.235      $9.786     $6.954
Accumulation Unit Value, End of Period                                           $10.235    $9.786      $6.954     $9.716
Number of Units Outstanding, End of Period                                         2,735    41,817      71,617     98,437
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000   $11.507     $12.478    $12.139
Accumulation Unit Value, End of Period                                           $11.507   $12.478     $12.139    $16.594
Number of Units Outstanding, End of Period                                         9,341    29,381      32,174     29,685
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -         -           -          -
Accumulation Unit Value, End of Period                                                 -         -           -          -
Number of Units Outstanding, End of Period                                             -         -           -          -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -         -     $10.000     $8.070
Accumulation Unit Value, End of Period                                                 -         -      $8.070    $10.437
Number of Units Outstanding, End of Period                                             -         -      55,955    137,662
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.132      $5.500     $3.666
Accumulation Unit Value, End of Period                                            $8.132    $5.500      $3.666     $4.609
Number of Units Outstanding, End of Period                                        95,704   171,875     153,303    183,071
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.288      $6.277     $4.688
Accumulation Unit Value, End of Period                                            $8.288    $6.277      $4.688     $5.994
Number of Units Outstanding, End of Period                                        18,076    55,783      60,405     54,583
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                           -         -           -          -
Accumulation Unit Value, End of Period                                                 -         -           -          -
Number of Units Outstanding, End of Period                                             -         -           -          -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.325      $7.186     $4.947
Accumulation Unit Value, End of Period                                            $8.325    $7.186      $4.947     $6.110
Number of Units Outstanding, End of Period                                        33,192   105,969      57,370     71,986
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.003      $6.033     $4.272
Accumulation Unit Value, End of Period                                            $8.003    $6.033      $4.272     $5.682
Number of Units Outstanding, End of Period                                        18,271    21,838      13,414     23,470
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.246     $10.131     $7.775
Accumulation Unit Value, End of Period                                           $10.246   $10.131      $7.775    $10.146
Number of Units Outstanding, End of Period                                         6,267   201,245     308,682    304,110
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $7.982      $6.508     $4.444
Accumulation Unit Value, End of Period                                            $7.982    $6.508      $4.444     $5.412
Number of Units Outstanding, End of Period                                        14,138    27,732      42,579     33,651
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -         -           -          -
Accumulation Unit Value, End of Period                                                 -         -           -          -
Number of Units Outstanding, End of Period                                             -         -           -          -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -           -          -
Accumulation Unit Value, End of Period                                                 -         -           -          -
Number of Units Outstanding, End of Period                                             -         -           -          -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -           -          -
Accumulation Unit Value, End of Period                                                 -         -           -          -
Number of Units Outstanding, End of Period                                             -         -           -          -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -           -          -
Accumulation Unit Value, End of Period                                                 -         -           -          -
Number of Units Outstanding, End of Period                                             -         -           -          -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -           -          -
Accumulation Unit Value, End of Period                                                 -         -           -          -
Number of Units Outstanding, End of Period                                             -         -           -          -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.568      $9.766     $7.811
Accumulation Unit Value, End of Period                                           $10.568    $9.766      $7.811     $9.823
Number of Units Outstanding, End of Period                                            79    19,767      35,624     43,176
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.019      $7.069     $5.745
Accumulation Unit Value, End of Period                                            $9.019    $7.069      $5.745     $7.291
Number of Units Outstanding, End of Period                                        24,612    76,988     140,025    107,076
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -         -     $10.000     $7.311
Accumulation Unit Value, End of Period                                                 -         -      $7.311    $10.802
Number of Units Outstanding, End of Period                                             -         -       2,641      6,304
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.120      $6.220     $4.511
Accumulation Unit Value, End of Period                                            $8.120    $6.220      $4.511     $5.563
Number of Units Outstanding, End of Period                                        25,462    59,547      73,129     79,963


For the Period Beginning January 1* and Ending December 31                                               2004          2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                                $6.511         $7.246
Accumulation Unit Value, End of Period                                                                      $7.246         $8.811
Number of Units Outstanding, End of Period                                                                  57,150         85,931
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                               $10.236        $10.961
Accumulation Unit Value, End of Period                                                                     $10.961        $11.429
Number of Units Outstanding, End of Period                                                               1,878,483      2,227,912
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                                $6.497         $7.130
Accumulation Unit Value, End of Period                                                                      $7.130         $8.317
Number of Units Outstanding, End of Period                                                               2,025,062      2,377,828
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                                                $7.394         $8.230
Accumulation Unit Value, End of Period                                                                      $8.230         $8.832
Number of Units Outstanding, End of Period                                                                 713,485        822,776
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                                $6.460         $7.178
Accumulation Unit Value, End of Period                                                                      $7.178         $7.568
Number of Units Outstanding, End of Period                                                                  72,052         65,157
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                               $10.372        $11.769
Accumulation Unit Value, End of Period                                                                     $11.769        $12.356
Number of Units Outstanding, End of Period                                                                 608,087        799,018
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                                $5.260         $5.704
Accumulation Unit Value, End of Period                                                                      $5.704         $5.755
Number of Units Outstanding, End of Period                                                                 199,512        318,388
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                               $11.041        $12.096
Accumulation Unit Value, End of Period                                                                     $12.096        $12.773
Number of Units Outstanding, End of Period                                                                 109,425        125,512
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                               $12.997        $13.503
Accumulation Unit Value, End of Period                                                                     $13.503        $13.775
Number of Units Outstanding, End of Period                                                               1,061,043      1,098,818
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                                                $4.683         $4.787
Accumulation Unit Value, End of Period                                                                      $4.787         $4.755
Number of Units Outstanding, End of Period                                                                  37,599         35,023
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                               $11.281        $11.296
Accumulation Unit Value, End of Period                                                                     $11.296        $11.361
Number of Units Outstanding, End of Period                                                                 185,724        201,071
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                               $10.486        $10.442
Accumulation Unit Value, End of Period                                                                     $10.442        $10.597
Number of Units Outstanding, End of Period                                                                 276,452        340,368
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                                $7.507         $8.197
Accumulation Unit Value, End of Period                                                                      $8.197         $8.468
Number of Units Outstanding, End of Period                                                                 229,570        359,888
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                                $9.773        $10.650
Accumulation Unit Value, End of Period                                                                     $10.650        $11.390
Number of Units Outstanding, End of Period                                                               1,860,567      1,864,221
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                                $6.559         $7.813
Accumulation Unit Value, End of Period                                                                      $7.813         $8.842
Number of Units Outstanding, End of Period                                                                 881,636      1,083,037
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                                $7.838         $9.527
Accumulation Unit Value, End of Period                                                                      $9.527        $12.591
Number of Units Outstanding, End of Period                                                                  39,331         63,026
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                                $6.138         $6.531
Accumulation Unit Value, End of Period                                                                      $6.531         $7.461
Number of Units Outstanding, End of Period                                                                 161,926        177,312
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                                $7.456         $8.641
Accumulation Unit Value, End of Period                                                                      $8.641         $9.476
Number of Units Outstanding, End of Period                                                                  72,356         78,380
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                               $10.258        $12.315
Accumulation Unit Value, End of Period                                                                     $12.315        $14.295
Number of Units Outstanding, End of Period                                                                  32,443         50,928
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                                $9.716        $10.992
Accumulation Unit Value, End of Period                                                                     $10.992        $12.188
Number of Units Outstanding, End of Period                                                                 102,584        122,411
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                               $16.594        $22.345
Accumulation Unit Value, End of Period                                                                     $22.345        $25.824
Number of Units Outstanding, End of Period                                                                  28,214         37,960
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                                               $10.000        $11.153
Accumulation Unit Value, End of Period                                                                     $11.153        $12.236
Number of Units Outstanding, End of Period                                                                     400            640
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                                               $10.437        $12.134
Accumulation Unit Value, End of Period                                                                     $12.134        $12.504
Number of Units Outstanding, End of Period                                                                 434,447        616,400
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                                $4.609         $4.870
Accumulation Unit Value, End of Period                                                                      $4.870         $5.190
Number of Units Outstanding, End of Period                                                                 183,777        219,627
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                                                $5.994         $6.310
Accumulation Unit Value, End of Period                                                                      $6.130         $6.781
Number of Units Outstanding, End of Period                                                                  54,787         51,166
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                                               $10.000        $10.843
Accumulation Unit Value, End of Period                                                                     $10.843        $11.521
Number of Units Outstanding, End of Period                                                                   3,752          9,628
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                                $6.110         $6.380
Accumulation Unit Value, End of Period                                                                      $6.380         $6.655
Number of Units Outstanding, End of Period                                                                  65,386         49,317
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                                $5.682         $6.425
Accumulation Unit Value, End of Period                                                                      $6.425         $7.081
Number of Units Outstanding, End of Period                                                                  45,367         67,670
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                               $10.146        $11.141
Accumulation Unit Value, End of Period                                                                     $11.141        $11.506
Number of Units Outstanding, End of Period                                                                 262,876        273,254
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                $5.412         $5.790
Accumulation Unit Value, End of Period                                                                      $5.790         $6.565
Number of Units Outstanding, End of Period                                                                  39,117         45,016
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                               $10.000        $10.718
Accumulation Unit Value, End of Period                                                                     $10.718        $10.933
Number of Units Outstanding, End of Period                                                                     377          1,470
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                               $10.000        $11.264
Accumulation Unit Value, End of Period                                                                     $11.264        $11.299
Number of Units Outstanding, End of Period                                                                  10,378         52,610
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                                     -        $10.000
Accumulation Unit Value, End of Period                                                                           -        $11.357
Number of Units Outstanding, End of Period                                                                       -          9,410
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                               $10.000        $10.975
Accumulation Unit Value, End of Period                                                                     $10.975        $11.979
Number of Units Outstanding, End of Period                                                                   4,359         21,014
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                               $10.000        $11.544
Accumulation Unit Value, End of Period                                                                     $11.544        $12.556
Number of Units Outstanding, End of Period                                                                   3,345         78,568
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                $9.823        $10.776
Accumulation Unit Value, End of Period                                                                     $10.776        $11.195
Number of Units Outstanding, End of Period                                                                  39,057         30,538
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                                $7.291         $8.364
Accumulation Unit Value, End of Period                                                                      $8.364         $9.265
Number of Units Outstanding, End of Period                                                                 159,662        182,134
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                                               $10.802        $13.460
Accumulation Unit Value, End of Period                                                                     $13.460        $14.224
Number of Units Outstanding, End of Period                                                                   3,628          3,881
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                                $5.563         $5.769
Accumulation Unit Value, End of Period                                                                      $5.769         $6.020
Number of Units Outstanding, End of Period                                                                  69,245         70,217


*Contracts with the Longevity Reward Rider were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit
Values on page A-1 above. The Accumulation unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.18% and an administrative expense charge of 0.10%.

(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio -
Class X will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class X Sub-Account.

(2) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I. Growth - Series I Sub-Account into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the we combined the AIM V.I. Premier Equity - Series I
Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.







ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER AND ENHANCED DEATH BENEFIT OPTION, PERFORMANCE DEATH BENEFIT OPTION OR
PERFORMANCE INCOME BENEFIT OPTION



For the Period Beginning January 1* and Ending December 31                      2000       2001      2002       2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.688     $6.833    $5.214
Accumulation Unit Value, End of Period                                            $9.688    $6.833     $5.214    $6.481
Number of Units Outstanding, End of Period                                        32,338    29,849     22,928    36,637
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.694     $9.995    $8.080
Accumulation Unit Value, End of Period                                           $10.694    $9.995     $8.080   $10.189
Number of Units Outstanding, End of Period                                       274,154   574,872    683,253   829,863
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.536     $6.876    $5.341
Accumulation Unit Value, End of Period                                            $9.536    $6.876     $5.341    $6.467
Number of Units Outstanding, End of Period                                       323,143   548,984    625,271   820,106
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.202     $7.461    $5.785
Accumulation Unit Value, End of Period                                            $9.202    $7.461     $5.785    $7.360
Number of Units Outstanding, End of Period                                       118,339   245,887    253,460   269,434
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.427     $6.370    $4.974
Accumulation Unit Value, End of Period                                            $8.427    $6.370     $4.974    $6.430
Number of Units Outstanding, End of Period                                         5,746    12,618      7,764    14,167
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.943     $9.191    $7.928
Accumulation Unit Value, End of Period                                            $9.943    $9.191     $7.928   $10.324
Number of Units Outstanding, End of Period                                        95,817   211,641    250,523   287,875
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000    $6.951     $4.540    $4.157
Accumulation Unit Value, End of Period                                            $6.951    $4.540     $4.157    $5.236
Number of Units Outstanding, End of Period                                        24,508    23,364     33,980    57,374
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.042    $10.129    $9.224
Accumulation Unit Value, End of Period                                           $10.042   $10.129     $9.224   $10.990
Number of Units Outstanding, End of Period                                         1,966    20,197     15,096    35,341
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.766    $11.630   $12.099
Accumulation Unit Value, End of Period                                           $10.766   $11.630    $12.099   $12.937
Number of Units Outstanding, End of Period                                       108,499   245,837    324,541   355,309
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.277     $5.232    $2.936
Accumulation Unit Value, End of Period                                           $10.277    $5.232     $2.936    $4.663
Number of Units Outstanding, End of Period                                             0    12,537      5,970     5,990
MORGAN STANLEY VIS MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.320    $10.858   $11.140
Accumulation Unit Value, End of Period                                           $10.320   $10.858    $11.140   $11.229
Number of Units Outstanding, End of Period                                             0    13,568     77,630    72,936
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.273    $10.524   $10.515
Accumulation Unit Value, End of Period                                           $10.273   $10.524    $10.515   $10.437
Number of Units Outstanding, End of Period                                         8,043    45,902    158,833   114,053
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.963     $7.756    $5.927
Accumulation Unit Value, End of Period                                            $8.963    $7.756     $5.927    $7.472
Number of Units Outstanding, End of Period                                        41,057    71,445     89,352   141,795
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.932     $8.796    $7.815
Accumulation Unit Value, End of Period                                            $9.932    $8.796     $7.815    $9.728
Number of Units Outstanding, End of Period                                       326,654   560,497    541,067   613,074
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.135     $7.419    $5.642
Accumulation Unit Value, End of Period                                           $10.135    $7.419     $5.642    $6.528
Number of Units Outstanding, End of Period                                       226,311   357,307    341,997   338,944
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $6.389     $5.886    $5.287
Accumulation Unit Value, End of Period                                            $6.389    $5.886     $5.287    $7.802
Number of Units Outstanding, End of Period                                            12        10     19,656    29,445
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.333     $6.974    $4.960
Accumulation Unit Value, End of Period                                            $8.333    $6.974     $4.960    $6.110
Number of Units Outstanding, End of Period                                        17,488    19,987     11,310    26,818
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.051     $7.202    $5.907
Accumulation Unit Value, End of Period                                            $9.051    $7.202     $5.907    $7.421
Number of Units Outstanding, End of Period                                         3,672    11,730     12,608    22,820
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.323
Accumulation Unit Value, End of Period                                                 -         -     $7.323   $10.236
Number of Units Outstanding, End of Period                                             -         -      5,206     8,564
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.320     $9.766    $6.931
Accumulation Unit Value, End of Period                                           $10.320    $9.766     $6.931    $9.671
Number of Units Outstanding, End of Period                                             0    19,804     36,225    48,989
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000   $11.499    $12.453   $12.098
Accumulation Unit Value, End of Period                                           $11.499   $12.453    $12.098   $16.517
Number of Units Outstanding, End of Period                                           452     5,850     12,835    27,913
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $8.063
Accumulation Unit Value, End of Period                                                 -         -     $8.063   $10.414
Number of Units Outstanding, End of Period                                             -         -     20,208    51,404
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.126     $5.489    $3.654
Accumulation Unit Value, End of Period                                            $8.126    $5.489     $3.654    $4.588
Number of Units Outstanding, End of Period                                        49,523    58,602     56,884   184,934
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.282     $6.264    $4.672
Accumulation Unit Value, End of Period                                            $8.282    $6.264     $4.672    $5.967
Number of Units Outstanding, End of Period                                         4,937     9,044     20,204    45,160
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.159     $7.171    $4.931
Accumulation Unit Value, End of Period                                           $10.159    $7.171     $4.931    $6.081
Number of Units Outstanding, End of Period                                             0    31,111     24,045     9,217
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $7.998     $6.020    $4.258
Accumulation Unit Value, End of Period                                            $7.998    $6.020     $4.258    $5.655
Number of Units Outstanding, End of Period                                         6,857    17,963      9,039    18,045
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.239    $10.110    $7.749
Accumulation Unit Value, End of Period                                           $10.239   $10.110     $7.749   $10.099
Number of Units Outstanding, End of Period                                        10,486    43,606     96,407   166,608
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $7.976     $6.495    $4.429
Accumulation Unit Value, End of Period                                            $7.976    $6.495     $4.429    $5.387
Number of Units Outstanding, End of Period                                         5,139     9,497     13,771    31,798
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.560     $9.746    $7.785
Accumulation Unit Value, End of Period                                           $10.560    $9.746     $7.785    $9.778
Number of Units Outstanding, End of Period                                         5,428     7,204     28,718    44,525
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.013     $7.054    $5.726
Accumulation Unit Value, End of Period                                            $9.013    $7.054     $5.726    $7.257
Number of Units Outstanding, End of Period                                         3,997    15,017     28,263    57,485
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.305
Accumulation Unit Value, End of Period                                                 -         -     $7.305   $10.778
Number of Units Outstanding, End of Period                                             -         -      7,820    11,144
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.114     $6.207    $4.496
Accumulation Unit Value, End of Period                                            $8.114    $6.207     $4.496    $5.538
Number of Units Outstanding, End of Period                                         3,404     4,428     14,057    38,335


For the Period Beginning January 1* and Ending December 31                                                2004           2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.481        $7.203
Accumulation Unit Value, End of Period                                                                        $7.203        $8.748
Number of Units Outstanding, End of Period                                                                    35,684        99,456
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.189       $10.896
Accumulation Unit Value, End of Period                                                                       $10.896       $11.346
Number of Units Outstanding, End of Period                                                                   905,170     1,844,726
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.467        $7.087
Accumulation Unit Value, End of Period                                                                        $7.087        $8.257
Number of Units Outstanding, End of Period                                                                   973,779     2,224,244
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $7.360        $8.181
Accumulation Unit Value, End of Period                                                                        $8.181        $8.768
Number of Units Outstanding, End of Period                                                                   267,130       564,921
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                                  $6.430        $7.135
Accumulation Unit Value, End of Period                                                                        $7.135        $7.514
Number of Units Outstanding, End of Period                                                                    39,053        72,838
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.324       $11.699
Accumulation Unit Value, End of Period                                                                       $11.699       $12.267
Number of Units Outstanding, End of Period                                                                   302,991       598,046
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                                  $5.236        $5.671
Accumulation Unit Value, End of Period                                                                        $5.671        $5.714
Number of Units Outstanding, End of Period                                                                   100,343       171,558
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                                 $10.990       $12.024
Accumulation Unit Value, End of Period                                                                       $12.024       $12.681
Number of Units Outstanding, End of Period                                                                    83,247       141,118
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                                 $12.937       $13.423
Accumulation Unit Value, End of Period                                                                       $13.423       $13.676
Number of Units Outstanding, End of Period                                                                   355,286       613,650
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                                                  $4.663        $4.761
Accumulation Unit Value, End of Period                                                                        $4.761        $4.723
Number of Units Outstanding, End of Period                                                                     5,989         8,190
MORGAN STANLEY VIS MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                                 $11.229       $11.229
Accumulation Unit Value, End of Period                                                                       $11.229       $11.279
Number of Units Outstanding, End of Period                                                                    70,226       128,466
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                                 $10.437       $10.380
Accumulation Unit Value, End of Period                                                                       $10.380       $10.521
Number of Units Outstanding, End of Period                                                                   101,027       143,030
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                                  $7.472        $8.148
Accumulation Unit Value, End of Period                                                                        $8.148        $8.407
Number of Units Outstanding, End of Period                                                                   159,396       354,596
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                                  $9.728       $10.587
Accumulation Unit Value, End of Period                                                                       $10.587       $11.308
Number of Units Outstanding, End of Period                                                                   803,910     1,095,506
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                                  $6.528        $7.767
Accumulation Unit Value, End of Period                                                                        $7.767        $8.778
Number of Units Outstanding, End of Period                                                                   350,343       629,330
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $7.802        $9.471
Accumulation Unit Value, End of Period                                                                        $9.471       $12.500
Number of Units Outstanding, End of Period                                                                    48,002       112,111
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $6.110        $6.492
Accumulation Unit Value, End of Period                                                                        $6.492        $7.408
Number of Units Outstanding, End of Period                                                                    63,555       153,571
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                                  $7.421        $8.590
Accumulation Unit Value, End of Period                                                                        $8.590        $9.407
Number of Units Outstanding, End of Period                                                                    32,386        63,969
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.236       $12.272
Accumulation Unit Value, End of Period                                                                       $12.272       $14.227
Number of Units Outstanding, End of Period                                                                    17,776        73,335
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                                  $9.671       $10.927
Accumulation Unit Value, End of Period                                                                       $10.927       $12.100
Number of Units Outstanding, End of Period                                                                    65,854       141,560
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                                 $16.517       $22.213
Accumulation Unit Value, End of Period                                                                       $22.213       $25.638
Number of Units Outstanding, End of Period                                                                    28,430        38,879
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.144
Accumulation Unit Value, End of Period                                                                       $11.144       $12.209
Number of Units Outstanding, End of Period                                                                     3,822         5,267
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                                                 $10.414       $12.092
Accumulation Unit Value, End of Period                                                                       $12.092       $12.444
Number of Units Outstanding, End of Period                                                                   146,680       384,883
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $4.588        $4.842
Accumulation Unit Value, End of Period                                                                        $4.842        $5.153
Number of Units Outstanding, End of Period                                                                   229,324       346,125
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                                                  $5.967        $6.273
Accumulation Unit Value, End of Period                                                                        $6.273        $6.732
Number of Units Outstanding, End of Period                                                                    46,044        34,856
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.834
Accumulation Unit Value, End of Period                                                                       $10.834       $11.496
Number of Units Outstanding, End of Period                                                                     5,192        15,496
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.081        $6.342
Accumulation Unit Value, End of Period                                                                        $6.342        $6.607
Number of Units Outstanding, End of Period                                                                    17,689        28,753
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $5.655        $6.386
Accumulation Unit Value, End of Period                                                                        $6.386        $7.030
Number of Units Outstanding, End of Period                                                                    29,462        90,937
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                 $10.099       $11.075
Accumulation Unit Value, End of Period                                                                       $11.075       $11.423
Number of Units Outstanding, End of Period                                                                   222,746       380,216
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $5.387        $5.755
Accumulation Unit Value, End of Period                                                                        $5.755        $6.517
Number of Units Outstanding, End of Period                                                                    33,878        79,082
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.709
Accumulation Unit Value, End of Period                                                                       $10.709       $10.909
Number of Units Outstanding, End of Period                                                                     1,083        14,447
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.254
Accumulation Unit Value, End of Period                                                                       $11.254       $11.274
Number of Units Outstanding, End of Period                                                                    26,676       113,496
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                                       -       $10.000
Accumulation Unit Value, End of Period                                                                             -       $11.347
Number of Units Outstanding, End of Period                                                                         -             0
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.965
Accumulation Unit Value, End of Period                                                                       $10.965       $11.953
Number of Units Outstanding, End of Period                                                                         0        54,279
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.533
Accumulation Unit Value, End of Period                                                                       $11.533       $12.528
Number of Units Outstanding, End of Period                                                                     3,448        64,333
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                  $9.778       $10.712
Accumulation Unit Value, End of Period                                                                       $10.712       $11.115
Number of Units Outstanding, End of Period                                                                    41,833        58,716
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $7.257        $8.314
Accumulation Unit Value, End of Period                                                                        $8.314        $9.198
Number of Units Outstanding, End of Period                                                                    71,627       136,746
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                                                 $10.778       $13.414
Accumulation Unit Value, End of Period                                                                       $13.414       $14.156
Number of Units Outstanding, End of Period                                                                     7,962        12,409
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                                  $5.538        $5.735
Accumulation Unit Value, End of Period                                                                        $5.735        $5.977
Number of Units Outstanding, End of Period                                                                    39,607        68,847





*Contracts with the Longevity Reward Rider and the Enhanced Death Benefit, the
Performance Income Benefit, or the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.31% and an administrative expense charge of 0.10%.

(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio -
Class X will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class X Sub-Account.

(2) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I. Growth - Series I Sub-Account into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the we combined the AIM V.I. Premier Equity - Series I
Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.











ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER AND THE PERFORMANCE BENEFIT COMBINATION OPTION OR DEATH BENEFIT
COMBINATION OPTION


For the Period Beginning January 1* and Ending December 31                      2000       2001      2002       2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.682     $6.821    $5.200
Accumulation Unit Value, End of Period                                            $9.682    $6.821     $5.200    $6.456
Number of Units Outstanding, End of Period                                         3,790     3,592      6,292     9,282
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.688     $9.978    $8.057
Accumulation Unit Value, End of Period                                           $10.688    $9.978     $8.057   $10.149
Number of Units Outstanding, End of Period                                        50,253   130,186    121,293   132,918
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.530     $6.864    $5.326
Accumulation Unit Value, End of Period                                            $9.530    $6.864     $5.326    $6.442
Number of Units Outstanding, End of Period                                        55,513   122,771     97,168   125,713
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.196     $7.448    $5.769
Accumulation Unit Value, End of Period                                            $9.196    $7.448     $5.769    $7.331
Number of Units Outstanding, End of Period                                        23,454    37,252     47,375    43,203
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.869     $6.857    $4.960
Accumulation Unit Value, End of Period                                            $9.869    $6.857     $4.960    $6.405
Number of Units Outstanding, End of Period                                             0         0        494       494
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.937     $9.175    $7.905
Accumulation Unit Value, End of Period                                            $9.937    $9.175     $7.905   $10.283
Number of Units Outstanding, End of Period                                        13,949    37,059     42,631    61,916
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000    $6.947     $4.532    $4.146
Accumulation Unit Value, End of Period                                            $6.947    $4.532     $4.146    $5.215
Number of Units Outstanding, End of Period                                         4,679     5,065     15,389    16,556
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.277    $10.112    $9.198
Accumulation Unit Value, End of Period                                           $10.277   $10.112     $9.198   $10.947
Number of Units Outstanding, End of Period                                             0    30,858     11,696     8,820
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.759    $11.609   $12.065
Accumulation Unit Value, End of Period                                           $10.759   $11.609    $12.065   $12.887
Number of Units Outstanding, End of Period                                         9,069    38,761     40,119    61,233
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.593     $5.264    $2.929
Accumulation Unit Value, End of Period                                            $9.593    $5.264     $2.929    $4.647
Number of Units Outstanding, End of Period                                             0         0          0         0
MORGAN STANLEY VIS MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.310    $10.839   $11.109
Accumulation Unit Value, End of Period                                           $10.310   $10.839    $11.109   $11.185
Number of Units Outstanding, End of Period                                             0     1,344      9,484    10,026
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.267    $10.506   $10.485
Accumulation Unit Value, End of Period                                           $10.267   $10.506    $10.485   $10.396
Number of Units Outstanding, End of Period                                         2,122    24,050     23,607    27,338
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.957     $7.742    $5.911
Accumulation Unit Value, End of Period                                            $8.957    $7.742     $5.911    $7.443
Number of Units Outstanding, End of Period                                         9,545     8,769     16,817    11,192
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.926     $8.780    $7.793
Accumulation Unit Value, End of Period                                            $9.926    $8.780     $7.793    $9.690
Number of Units Outstanding, End of Period                                        52,247   180,367    105,669   144,775
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.128     $7.406    $5.627
Accumulation Unit Value, End of Period                                           $10.128    $7.406     $5.627    $6.503
Number of Units Outstanding, End of Period                                        30,526    72,900     67,904    74,314
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.538     $5.568    $5.272
Accumulation Unit Value, End of Period                                            $9.538    $5.568     $5.272    $7.771
Number of Units Outstanding, End of Period                                             0         0      6,165     3,790
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.327     $6.961    $4.946
Accumulation Unit Value, End of Period                                            $8.327    $6.961     $4.946    $6.086
Number of Units Outstanding, End of Period                                        11,936    15,170      6,235    10,156
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.045     $7.189    $5.890
Accumulation Unit Value, End of Period                                            $9.045    $7.189     $5.890    $7.392
Number of Units Outstanding, End of Period                                         1,098     5,136      9,222     9,873
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.317
Accumulation Unit Value, End of Period                                                 -               $7.317   $10.217
Number of Units Outstanding, End of Period                                             -         -        887     8,193
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.221     $9.749    $6.911
Accumulation Unit Value, End of Period                                           $10.221    $9.749     $6.911    $9.633
Number of Units Outstanding, End of Period                                           361    11,011     14,736    17,598
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.025    $12.431   $12.064
Accumulation Unit Value, End of Period                                           $10.025   $12.431    $12.064   $16.452
Number of Units Outstanding, End of Period                                             0       144      1,927     3,216
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $8.057
Accumulation Unit Value, End of Period                                                 -         -     $8.057   $10.395
Number of Units Outstanding, End of Period                                             -         -        205     8,269
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.121     $5.479    $3.643
Accumulation Unit Value, End of Period                                            $8.121    $5.479     $3.643    $4.570
Number of Units Outstanding, End of Period                                        14,669    16,442     20,987    38,535
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.895     $6.253    $4.659
Accumulation Unit Value, End of Period                                            $9.895    $6.253     $4.659    $5.943
Number of Units Outstanding, End of Period                                             0       475      1,687     2,161
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.313     $7.159    $4.917
Accumulation Unit Value, End of Period                                            $8.313    $7.159     $4.917    $6.057
Number of Units Outstanding, End of Period                                           101        99      3,349     3,370
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.927     $6.153    $4.246
Accumulation Unit Value, End of Period                                            $9.927    $6.153     $4.246    $5.633
Number of Units Outstanding, End of Period                                             0         0          0         0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.359    $10.092    $7.727
Accumulation Unit Value, End of Period                                           $10.359   $10.092     $7.727   $10.060
Number of Units Outstanding, End of Period                                             0     6,026     12,958    19,313
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $7.971     $6.484    $4.416
Accumulation Unit Value, End of Period                                            $7.971    $6.484     $4.416    $5.366
Number of Units Outstanding, End of Period                                         1,954     3,244      3,632     5,179
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.225     $9.729    $7.763
Accumulation Unit Value, End of Period                                           $10.225    $9.729     $7.763    $9.739
Number of Units Outstanding, End of Period                                             0     1,234      2,855     3,109
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.316     $7.042    $5.710
Accumulation Unit Value, End of Period                                           $10.316    $7.042     $5.710    $7.228
Number of Units Outstanding, End of Period                                             0       820      2,127     2,104
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.299
Accumulation Unit Value, End of Period                                                 -         -     $7.299   $10.759
Number of Units Outstanding, End of Period                                             -         -      1,942     1,625
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000    $8.109     $6.196    $4.483
Accumulation Unit Value, End of Period                                            $8.109    $6.196     $4.483    $5.516
Number of Units Outstanding, End of Period                                           482     1,050      3,471     6,470


For the Period Beginning January 1* and Ending December 31                                                2004           2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.456        $7.167
Accumulation Unit Value, End of Period                                                                        $7.167        $8.694
Number of Units Outstanding, End of Period                                                                    18,652        21,685
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.149       $10.841
Accumulation Unit Value, End of Period                                                                       $10.841       $11.277
Number of Units Outstanding, End of Period                                                                   201,114       257,558
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.442        $7.052
Accumulation Unit Value, End of Period                                                                        $7.052        $8.207
Number of Units Outstanding, End of Period                                                                   140,268       241,473
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $7.331        $8.140
Accumulation Unit Value, End of Period                                                                        $8.140        $8.715
Number of Units Outstanding, End of Period                                                                    58,810        88,725
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                                  $6.405        $7.099
Accumulation Unit Value, End of Period                                                                        $7.099        $7.468
Number of Units Outstanding, End of Period                                                                       494         2,513
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.283       $11.640
Accumulation Unit Value, End of Period                                                                       $11.640       $12.192
Number of Units Outstanding, End of Period                                                                    72,505       121,814
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                                  $5.215        $5.642
Accumulation Unit Value, End of Period                                                                        $5.642        $5.679
Number of Units Outstanding, End of Period                                                                    22,282        37,232
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                                 $10.947       $11.964
Accumulation Unit Value, End of Period                                                                       $11.964       $12.604
Number of Units Outstanding, End of Period                                                                    26,357        44,906
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                                 $12.887       $13.356
Accumulation Unit Value, End of Period                                                                       $13.356       $13.592
Number of Units Outstanding, End of Period                                                                    61,127        81,861
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                                                  $4.647        $4.739
Accumulation Unit Value, End of Period                                                                        $4.739        $4.696
Number of Units Outstanding, End of Period                                                                         0        10,226
MORGAN STANLEY VIS MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                                 $11.185       $11.173
Accumulation Unit Value, End of Period                                                                       $11.173       $11.210
Number of Units Outstanding, End of Period                                                                    15,470        24,262
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                                 $10.396       $10.328
Accumulation Unit Value, End of Period                                                                       $10.328       $10.457
Number of Units Outstanding, End of Period                                                                    36,878        36,620
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                                  $7.443        $8.107
Accumulation Unit Value, End of Period                                                                        $8.107        $8.356
Number of Units Outstanding, End of Period                                                                    12,703        40,893
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                                  $9.690       $10.533
Accumulation Unit Value, End of Period                                                                       $10.533       $11.238
Number of Units Outstanding, End of Period                                                                   117,831       126,554
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                                  $6.503        $7.728
Accumulation Unit Value, End of Period                                                                        $7.728        $8.724
Number of Units Outstanding, End of Period                                                                    78,558        89,956
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $7.771        $9.423
Accumulation Unit Value, End of Period                                                                        $9.423       $12.424
Number of Units Outstanding, End of Period                                                                    11,797        70,216
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $6.086        $6.460
Accumulation Unit Value, End of Period                                                                        $6.460        $7.362
Number of Units Outstanding, End of Period                                                                    26,153        36,554
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                                  $7.392        $8.547
Accumulation Unit Value, End of Period                                                                        $8.547        $9.350
Number of Units Outstanding, End of Period                                                                    17,590        23,231
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.217       $12.236
Accumulation Unit Value, End of Period                                                                       $12.236       $14.170
Number of Units Outstanding, End of Period                                                                    12,396        15,630
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                                  $9.633       $10.872
Accumulation Unit Value, End of Period                                                                       $10.872       $12.026
Number of Units Outstanding, End of Period                                                                    20,113        61,240
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                                 $16.452       $22.102
Accumulation Unit Value, End of Period                                                                       $22.102       $25.482
Number of Units Outstanding, End of Period                                                                     8,569        16,457
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.135
Accumulation Unit Value, End of Period                                                                       $11.135       $12.187
Number of Units Outstanding, End of Period                                                                     2,594         3,141
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                                                 $10.395       $12.057
Accumulation Unit Value, End of Period                                                                       $12.057       $12.394
Number of Units Outstanding, End of Period                                                                    42,824        91,027
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $4.570        $4.817
Accumulation Unit Value, End of Period                                                                        $4.817        $5.121
Number of Units Outstanding, End of Period                                                                    70,463       119,379
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                                                  $5.943        $6.241
Accumulation Unit Value, End of Period                                                                        $6.241        $6.691
Number of Units Outstanding, End of Period                                                                    17,146        18,156
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.826
Accumulation Unit Value, End of Period                                                                       $10.826       $11.475
Number of Units Outstanding, End of Period                                                                         0        12,449
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.057        $6.310
Accumulation Unit Value, End of Period                                                                        $6.310        $6.567
Number of Units Outstanding, End of Period                                                                     2,319         7,167
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $5.633        $6.354
Accumulation Unit Value, End of Period                                                                        $6.354        $6.987
Number of Units Outstanding, End of Period                                                                    10,400        23,815
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                 $10.060       $11.020
Accumulation Unit Value, End of Period                                                                       $11.020       $11.353
Number of Units Outstanding, End of Period                                                                    22,522        59,040
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $5.366        $5.726
Accumulation Unit Value, End of Period                                                                        $5.726        $6.477
Number of Units Outstanding, End of Period                                                                     4,621         9,752
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.701
Accumulation Unit Value, End of Period                                                                       $10.701       $10.888
Number of Units Outstanding, End of Period                                                                         0         1,451
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.246
Accumulation Unit Value, End of Period                                                                       $11.246       $11.254
Number of Units Outstanding, End of Period                                                                     5,173        13,076
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                                       -       $10.000
Accumulation Unit Value, End of Period                                                                             -       $11.339
Number of Units Outstanding, End of Period                                                                         -             0
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.957
Accumulation Unit Value, End of Period                                                                       $10.957       $11.930
Number of Units Outstanding, End of Period                                                                     1,650        24,837
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.525
Accumulation Unit Value, End of Period                                                                       $11.525       $12.505
Number of Units Outstanding, End of Period                                                                       351        30,728
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                  $9.739       $10.658
Accumulation Unit Value, End of Period                                                                       $10.658       $11.047
Number of Units Outstanding, End of Period                                                                     7,921        22,040
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $7.228        $8.272
Accumulation Unit Value, End of Period                                                                        $8.272        $9.142
Number of Units Outstanding, End of Period                                                                    14,061        27,526
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                                                 $10.759       $13.374
Accumulation Unit Value, End of Period                                                                       $13.374       $14.099
Number of Units Outstanding, End of Period                                                                       701           701
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                                  $5.516        $5.706
Accumulation Unit Value, End of Period                                                                        $5.706        $5.940
Number of Units Outstanding, End of Period                                                                    20,971        29,031




*Contracts with the Longevity Reward Rider with the Performance Benefit
Combination or the Death Benefit Combination Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit
Values on page A-1 above. The Accumulation unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.42% and an administrative expense charge of 0.10%.


(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio -
Class X will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class X Sub-Account.

(2) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I. Growth - Series I Sub-Account into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the we combined the AIM V.I. Premier Equity - Series I
Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.









ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER AND THE INCOME BENEFIT COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31                      2000       2001      2002       2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.129     $6.605    $4.941
Accumulation Unit Value, End of Period                                           $10.129    $6.605     $4.941    $6.131
Number of Units Outstanding, End of Period                                             0         0          0         0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.495     $9.726    $7.849
Accumulation Unit Value, End of Period                                           $10.495    $9.726     $7.849    $9.881
Number of Units Outstanding, End of Period                                             0     1,066     11,886    14,734
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.128     $6.674    $5.176
Accumulation Unit Value, End of Period                                           $10.128    $6.674     $5.176    $6.256
Number of Units Outstanding, End of Period                                             0     5,104     16,549    13,735
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.401     $8.363    $6.473
Accumulation Unit Value, End of Period                                           $10.401    $8.363     $6.473    $8.222
Number of Units Outstanding, End of Period                                             0     2,012      7,417    10,658
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.870     $7.368    $5.324
Accumulation Unit Value, End of Period                                            $9.870    $7.368     $5.324    $6.872
Number of Units Outstanding, End of Period                                             0         0          0     1,557
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.319     $9.925    $8.171
Accumulation Unit Value, End of Period                                           $10.319    $9.925     $8.171   $10.623
Number of Units Outstanding, End of Period                                             0         0      8,755     7,222
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.540     $6.486    $4.983
Accumulation Unit Value, End of Period                                            $9.540    $6.486     $4.983    $6.264
Number of Units Outstanding, End of Period                                             0         0          0     1,888
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.277    $10.258    $9.176
Accumulation Unit Value, End of Period                                           $10.277   $10.258     $9.176   $10.915
Number of Units Outstanding, End of Period                                             0         0          0         0
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.018    $11.011   $11.651
Accumulation Unit Value, End of Period                                           $10.018   $11.011    $11.651   $12.437
Number of Units Outstanding, End of Period                                             0         0      3,384     8,083
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.593     $5.261    $2.925
Accumulation Unit Value, End of Period                                            $9.593    $5.261     $2.925    $4.638
Number of Units Outstanding, End of Period                                             0         0          0     1,759
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.007    $10.418   $10.856
Accumulation Unit Value, End of Period                                           $10.007   $10.418    $10.856   $10.924
Number of Units Outstanding, End of Period                                             0         0          0         0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.017    $10.264   $10.272
Accumulation Unit Value, End of Period                                           $10.017   $10.264    $10.272   $10.179
Number of Units Outstanding, End of Period                                             0         0      2,635     2,632
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.978     $8.232    $6.072
Accumulation Unit Value, End of Period                                            $9.978    $8.232     $6.072    $7.641
Number of Units Outstanding, End of Period                                             0         0          0         0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.071     $8.466    $7.509
Accumulation Unit Value, End of Period                                           $10.071    $8.466     $7.509    $9.331
Number of Units Outstanding, End of Period                                             0     2,056      3,712    20,526
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.139     $7.325    $5.562
Accumulation Unit Value, End of Period                                           $10.139    $7.325     $5.562    $6.424
Number of Units Outstanding, End of Period                                             0         0      2,297     2,297
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.538     $7.320    $6.924
Accumulation Unit Value, End of Period                                            $9.538    $7.320     $6.924   $10.201
Number of Units Outstanding, End of Period                                             0         0          0       872
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.829     $7.204    $5.094
Accumulation Unit Value, End of Period                                            $9.829    $7.204     $5.094    $6.264
Number of Units Outstanding, End of Period                                             0         0        699       698
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.199     $8.410    $6.399
Accumulation Unit Value, End of Period                                           $10.199    $8.410     $6.399    $8.026
Number of Units Outstanding, End of Period                                             0         0          0     7,117
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.314
Accumulation Unit Value, End of Period                                                 -         -     $7.314   $10.207
Number of Units Outstanding, End of Period                                             -         -          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.319     $9.486    $6.642
Accumulation Unit Value, End of Period                                           $10.319    $9.486     $6.642    $9.252
Number of Units Outstanding, End of Period                                             0         0        326    12,477
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.025    $11.993   $11.272
Accumulation Unit Value, End of Period                                           $10.025   $11.993    $11.272   $15.363
Number of Units Outstanding, End of Period                                             0         0          0       114
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $8.054
Accumulation Unit Value, End of Period                                                 -         -     $8.054   $10.385
Number of Units Outstanding, End of Period                                             -         -          0    11,512
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.838     $5.763    $3.635
Accumulation Unit Value, End of Period                                            $9.838    $5.763     $3.635    $4.557
Number of Units Outstanding, End of Period                                             0         0        583       581
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.895     $6.326    $4.631
Accumulation Unit Value, End of Period                                            $9.895    $6.326     $4.631    $5.905
Number of Units Outstanding, End of Period                                             0         0          0         0
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.158     $8.320    $5.558
Accumulation Unit Value, End of Period                                           $10.158    $8.320     $5.558    $6.843
Number of Units Outstanding, End of Period                                             0         0          0         0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.927     $6.819    $4.701
Accumulation Unit Value, End of Period                                            $9.927    $6.819     $4.701    $6.233
Number of Units Outstanding, End of Period                                             0         0          0     1,083
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.359     $9.801    $7.499
Accumulation Unit Value, End of Period                                           $10.359    $9.801     $7.499    $9.757
Number of Units Outstanding, End of Period                                             0     1,014      1,014     1,014
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.807     $7.305    $4.890
Accumulation Unit Value, End of Period                                            $9.807    $7.305     $4.890    $5.939
Number of Units Outstanding, End of Period                                             0         0          0         0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.225     $9.282    $7.402
Accumulation Unit Value, End of Period                                           $10.225    $9.282     $7.402    $9.281
Number of Units Outstanding, End of Period                                             0     1,039      1,547     1,546
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.316     $8.217    $6.296
Accumulation Unit Value, End of Period                                           $10.316    $8.217     $6.296    $7.965
Number of Units Outstanding, End of Period                                             0         0        451       450
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.296
Accumulation Unit Value, End of Period                                                 -         -     $7.296   $10.748
Number of Units Outstanding, End of Period                                             -         -          0       172
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.817     $7.100    $4.859
Accumulation Unit Value, End of Period                                            $9.817    $7.100     $4.859    $5.975
Number of Units Outstanding, End of Period                                             0         0          0         0


For the Period Beginning January 1* and Ending December 31                                                2004           2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.131        $6.802
Accumulation Unit Value, End of Period                                                                        $6.802        $8.247
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $9.881       $10.549
Accumulation Unit Value, End of Period                                                                       $10.549       $10.966
Number of Units Outstanding, End of Period                                                                    14,673         8,993
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.256        $6.844
Accumulation Unit Value, End of Period                                                                        $6.844        $7.961
Number of Units Outstanding, End of Period                                                                    11,088        11,110
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $8.222        $9.124
Accumulation Unit Value, End of Period                                                                        $9.124        $9.762
Number of Units Outstanding, End of Period                                                                     9,910         4,520
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                                  $6.872        $7.612
Accumulation Unit Value, End of Period                                                                        $7.612        $8.002
Number of Units Outstanding, End of Period                                                                     1,557         1,557
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.623       $12.018
Accumulation Unit Value, End of Period                                                                       $12.018       $12.580
Number of Units Outstanding, End of Period                                                                     8,185         3,620
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                                  $6.264        $6.773
Accumulation Unit Value, End of Period                                                                        $6.773        $6.813
Number of Units Outstanding, End of Period                                                                     1,886         1,884
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                                 $10.915       $11.922
Accumulation Unit Value, End of Period                                                                       $11.922       $12.552
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                                 $12.437       $12.882
Accumulation Unit Value, End of Period                                                                       $12.882       $13.102
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                                                  $4.638        $4.727
Accumulation Unit Value, End of Period                                                                        $4.727        $4.682
Number of Units Outstanding, End of Period                                                                     1,637           514
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                                 $10.924       $10.906
Accumulation Unit Value, End of Period                                                                       $10.906       $10.936
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                                 $10.179       $10.106
Accumulation Unit Value, End of Period                                                                       $10.106       $10.226
Number of Units Outstanding, End of Period                                                                       848           848
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                                  $7.641        $8.318
Accumulation Unit Value, End of Period                                                                        $8.318        $8.568
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                                  $9.331       $10.138
Accumulation Unit Value, End of Period                                                                       $10.138       $10.810
Number of Units Outstanding, End of Period                                                                     5,142         5,142
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                                  $6.424        $7.630
Accumulation Unit Value, End of Period                                                                        $7.630        $8.608
Number of Units Outstanding, End of Period                                                                     2,297         2,297
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                                 $10.201       $12.362
Accumulation Unit Value, End of Period                                                                       $12.362       $16.288
Number of Units Outstanding, End of Period                                                                       872           872
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $6.264        $6.645
Accumulation Unit Value, End of Period                                                                        $6.645        $7.568
Number of Units Outstanding, End of Period                                                                       696           695
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                                  $8.026        $9.274
Accumulation Unit Value, End of Period                                                                        $9.274       $10.140
Number of Units Outstanding, End of Period                                                                         0           237
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.207       $12.217
Accumulation Unit Value, End of Period                                                                       $12.217       $14.139
Number of Units Outstanding, End of Period                                                                         0             0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                                  $9.252       $10.436
Accumulation Unit Value, End of Period                                                                       $10.436       $11.537
Number of Units Outstanding, End of Period                                                                     1,243         1,242
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                                 $15.363       $20.626
Accumulation Unit Value, End of Period                                                                       $20.626       $23.766
Number of Units Outstanding, End of Period                                                                       104           111
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.131
Accumulation Unit Value, End of Period                                                                       $11.131       $12.173
Number of Units Outstanding, End of Period                                                                         0             0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                                                 $10.385       $12.037
Accumulation Unit Value, End of Period                                                                       $12.037       $12.367
Number of Units Outstanding, End of Period                                                                     7,659         2,229
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $4.557        $4.801
Accumulation Unit Value, End of Period                                                                        $4.801        $5.101
Number of Units Outstanding, End of Period                                                                       580           579
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                                                  $5.905        $6.197
Accumulation Unit Value, End of Period                                                                        $6.197        $6.639
Number of Units Outstanding, End of Period                                                                         0           356
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.821
Accumulation Unit Value, End of Period                                                                       $10.821       $11.462
Number of Units Outstanding, End of Period                                                                         0            72
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.843        $7.125
Accumulation Unit Value, End of Period                                                                        $7.125        $7.410
Number of Units Outstanding, End of Period                                                                         0             0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $6.233        $7.027
Accumulation Unit Value, End of Period                                                                        $7.027        $7.722
Number of Units Outstanding, End of Period                                                                     1,009             0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                  $9.757       $10.682
Accumulation Unit Value, End of Period                                                                       $10.682       $10.998
Number of Units Outstanding, End of Period                                                                     2,097         1,014
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $5.939        $6.333
Accumulation Unit Value, End of Period                                                                        $6.333        $7.160
Number of Units Outstanding, End of Period                                                                         0             0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.696
Accumulation Unit Value, End of Period                                                                       $10.696       $10.877
Number of Units Outstanding, End of Period                                                                         0             0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.241
Accumulation Unit Value, End of Period                                                                       $11.241       $11.242
Number of Units Outstanding, End of Period                                                                         0             0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                                       -       $10.000
Accumulation Unit Value, End of Period                                                                             -       $11.334
Number of Units Outstanding, End of Period                                                                         -            73
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.953
Accumulation Unit Value, End of Period                                                                       $10.953       $11.918
Number of Units Outstanding, End of Period                                                                         0             0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.520
Accumulation Unit Value, End of Period                                                                       $11.520       $12.492
Number of Units Outstanding, End of Period                                                                         0             0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                  $9.281       $10.150
Accumulation Unit Value, End of Period                                                                       $10.150       $10.514
Number of Units Outstanding, End of Period                                                                     1,545         1,544
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $7.965        $9.110
Accumulation Unit Value, End of Period                                                                        $9.110       $10.062
Number of Units Outstanding, End of Period                                                                       449           448
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                                                 $10.748       $13.353
Accumulation Unit Value, End of Period                                                                       $13.353       $14.069
Number of Units Outstanding, End of Period                                                                       147           143
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                                  $5.975        $6.177
Accumulation Unit Value, End of Period                                                                        $6.177        $6.427
Number of Units Outstanding, End of Period                                                                         0             0




*Contracts with the Longevity Reward Rider with the Income Benefit Combination
Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.48% and an administrative expense charge of 0.10%.

(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio -
Class X will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class X Sub-Account.

(2) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I. Growth - Series I Sub-Account into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the we combined the AIM V.I. Premier Equity - Series I
Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.










ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31                      2000       2001      2002       2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.129     $6.594    $4.920
Accumulation Unit Value, End of Period                                           $10.129    $6.594     $4.920    $6.092
Number of Units Outstanding, End of Period                                             0         0          0       826
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.494     $9.704    $7.815
Accumulation Unit Value, End of Period                                           $10.494    $9.704     $7.815    $9.819
Number of Units Outstanding, End of Period                                             0    10,388     19,689    33,534
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.127     $6.659    $5.153
Accumulation Unit Value, End of Period                                           $10.127    $6.659     $5.153    $6.217
Number of Units Outstanding, End of Period                                             0     6,558     27,362    48,892
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.400     $8.344    $6.446
Accumulation Unit Value, End of Period                                           $10.400    $8.344     $6.446    $8.170
Number of Units Outstanding, End of Period                                             0     3,180     13,466    24,573
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.868     $7.356    $5.301
Accumulation Unit Value, End of Period                                            $9.868    $7.356     $5.301    $6.829
Number of Units Outstanding, End of Period                                             0         0          0     1,144
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.318     $9.468    $8.136
Accumulation Unit Value, End of Period                                           $10.318    $9.468     $8.136   $10.556
Number of Units Outstanding, End of Period                                             0       126      9,357    14,353
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.541     $5.438    $4.961
Accumulation Unit Value, End of Period                                            $9.541    $5.438     $4.961    $6.225
Number of Units Outstanding, End of Period                                             0       426      2,107     2,720
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.276    $10.242    $9.137
Accumulation Unit Value, End of Period                                           $10.276   $10.242     $9.137   $10.846
Number of Units Outstanding, End of Period                                             0         0          0     1,796
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.017    $11.192   $11.601
Accumulation Unit Value, End of Period                                           $10.017   $11.192    $11.601   $12.359
Number of Units Outstanding, End of Period                                             0         0     12,379    15,998
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.592     $5.253    $2.913
Accumulation Unit Value, End of Period                                            $9.592    $5.253     $2.913    $4.609
Number of Units Outstanding, End of Period                                             0         0          0         0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.006    $10.401   $10.810
Accumulation Unit Value, End of Period                                           $10.006   $10.401    $10.810   $10.856
Number of Units Outstanding, End of Period                                             0         0      2,594     9,747
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.016    $10.274   $10.228
Accumulation Unit Value, End of Period                                           $10.016   $10.274    $10.228   $10.115
Number of Units Outstanding, End of Period                                             0     1,302      8,893     4,973
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.978     $8.218    $6.046
Accumulation Unit Value, End of Period                                            $9.978    $8.218     $6.046    $7.593
Number of Units Outstanding, End of Period                                             0         0      5,382     7,145
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.071     $8.447    $7.477
Accumulation Unit Value, End of Period                                           $10.071    $8.447     $7.477    $9.273
Number of Units Outstanding, End of Period                                             0    16,545     30,864    34,527
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.139     $7.308    $5.538
Accumulation Unit Value, End of Period                                           $10.139    $7.308     $5.538    $6.384
Number of Units Outstanding, End of Period                                             0     2,704      4,008     6,900
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.537     $7.308    $6.894
Accumulation Unit Value, End of Period                                            $9.537    $7.308     $6.894   $10.137
Number of Units Outstanding, End of Period                                             0         0        949     1,030
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.828     $7.192    $5.072
Accumulation Unit Value, End of Period                                            $9.828    $7.192     $5.072    $6.224
Number of Units Outstanding, End of Period                                             0         0      3,861     1,931
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.198     $8.396    $6.372
Accumulation Unit Value, End of Period                                           $10.198    $8.396     $6.372    $7.976
Number of Units Outstanding, End of Period                                             0         0          0       111
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.305
Accumulation Unit Value, End of Period                                                 -         -     $7.305   $10.173
Number of Units Outstanding, End of Period                                             -         -          0     1,029
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.319     $9.471    $6.613
Accumulation Unit Value, End of Period                                           $10.319    $9.471     $6.613    $9.194
Number of Units Outstanding, End of Period                                             0         0      6,599     8,897
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.024    $11.974   $11.224
Accumulation Unit Value, End of Period                                           $10.024   $11.974    $11.224   $15.267
Number of Units Outstanding, End of Period                                             0         0        356       915
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $8.043
Accumulation Unit Value, End of Period                                                 -         -     $8.043   $10.350
Number of Units Outstanding, End of Period                                             -         -      2,151     7,639
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.837     $5.754    $3.620
Accumulation Unit Value, End of Period                                            $9.837    $5.754     $3.620    $4.528
Number of Units Outstanding, End of Period                                             0         0      5,789     4,743
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.895     $6.316    $4.612
Accumulation Unit Value, End of Period                                            $9.895    $6.316     $4.612    $5.868
Number of Units Outstanding, End of Period                                             0         0          0       202
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.158     $8.307    $5.534
Accumulation Unit Value, End of Period                                           $10.158    $8.307     $5.534    $6.800
Number of Units Outstanding, End of Period                                             0         0          0       122
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.927     $6.808    $4.681
Accumulation Unit Value, End of Period                                            $9.927    $6.808     $4.681    $6.194
Number of Units Outstanding, End of Period                                             0         0          0        25
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.356    $10.108    $7.467
Accumulation Unit Value, End of Period                                           $10.356   $10.108     $7.467    $9.696
Number of Units Outstanding, End of Period                                             0         0     10,597     9,853
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.807     $7.294    $4.869
Accumulation Unit Value, End of Period                                            $9.807    $7.294     $4.869    $5.901
Number of Units Outstanding, End of Period                                             0         0          0         0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.224     $9.697    $7.370
Accumulation Unit Value, End of Period                                           $10.224    $9.697     $7.370    $9.223
Number of Units Outstanding, End of Period                                             0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.315     $8.204    $6.269
Accumulation Unit Value, End of Period                                           $10.315    $8.204     $6.269    $7.915
Number of Units Outstanding, End of Period                                             0         0      4,846     4,320
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.287
Accumulation Unit Value, End of Period                                                 -         -     $7.287   $10.712
Number of Units Outstanding, End of Period                                             -         -          0     2,197
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.816     $7.089    $4.839
Accumulation Unit Value, End of Period                                            $9.816    $7.089     $4.839    $5.937
Number of Units Outstanding, End of Period                                             0         0          0        26




For the Period Beginning January 1* and Ending December 31                                                2004           2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.092        $6.746
Accumulation Unit Value, End of Period                                                                        $6.746        $8.162
Number of Units Outstanding, End of Period                                                                       825           824
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $9.819       $10.462
Accumulation Unit Value, End of Period                                                                       $10.462       $10.854
Number of Units Outstanding, End of Period                                                                    25,533        36,899
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.217        $6.788
Accumulation Unit Value, End of Period                                                                        $6.788        $7.879
Number of Units Outstanding, End of Period                                                                    41,361        44,749
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $8.170        $9.048
Accumulation Unit Value, End of Period                                                                        $9.048        $9.662
Number of Units Outstanding, End of Period                                                                    18,963        19,057
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                                  $6.829        $7.549
Accumulation Unit Value, End of Period                                                                        $7.549        $7.920
Number of Units Outstanding, End of Period                                                                     1,127         1,370
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.556       $11.919
Accumulation Unit Value, End of Period                                                                       $11.919       $12.451
Number of Units Outstanding, End of Period                                                                     9,577        11,113
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                                  $6.225        $6.717
Accumulation Unit Value, End of Period                                                                        $6.717        $6.743
Number of Units Outstanding, End of Period                                                                     2,557         1,868
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                                 $10.846       $11.823
Accumulation Unit Value, End of Period                                                                       $11.823       $12.423
Number of Units Outstanding, End of Period                                                                     1,070         1,205
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                                 $12.359       $12.775
Accumulation Unit Value, End of Period                                                                       $12.775       $12.968
Number of Units Outstanding, End of Period                                                                    11,235        12,084
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                                                  $4.609        $4.688
Accumulation Unit Value, End of Period                                                                        $4.688        $4.634
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                                 $10.856       $10.816
Accumulation Unit Value, End of Period                                                                       $10.816       $10.824
Number of Units Outstanding, End of Period                                                                    12,536        16,513
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                                 $10.115       $10.023
Accumulation Unit Value, End of Period                                                                       $10.023       $10.121
Number of Units Outstanding, End of Period                                                                     5,949        13,472
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                                  $7.593        $8.250
Accumulation Unit Value, End of Period                                                                        $8.250        $8.480
Number of Units Outstanding, End of Period                                                                     5,534         6,659
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                                  $9.273       $10.054
Accumulation Unit Value, End of Period                                                                       $10.054       $10.699
Number of Units Outstanding, End of Period                                                                    80,279        79,224
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                                  $6.384        $7.567
Accumulation Unit Value, End of Period                                                                        $7.567        $8.520
Number of Units Outstanding, End of Period                                                                     5,496         5,897
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                                 $10.137       $12.260
Accumulation Unit Value, End of Period                                                                       $12.260       $16.121
Number of Units Outstanding, End of Period                                                                     1,920         2,734
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $6.224        $6.590
Accumulation Unit Value, End of Period                                                                        $6.590        $7.491
Number of Units Outstanding, End of Period                                                                     1,957         2,028
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                                  $7.976        $9.198
Accumulation Unit Value, End of Period                                                                        $9.198       $10.036
Number of Units Outstanding, End of Period                                                                       453         1,201
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.173       $12.152
Accumulation Unit Value, End of Period                                                                       $12.152       $14.036
Number of Units Outstanding, End of Period                                                                     2,782         3,298
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                                  $9.194       $10.349
Accumulation Unit Value, End of Period                                                                       $10.349       $11.419
Number of Units Outstanding, End of Period                                                                     4,690         6,683
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                                 $15.267       $20.456
Accumulation Unit Value, End of Period                                                                       $20.456       $23.523
Number of Units Outstanding, End of Period                                                                     1,308         1,678
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.116
Accumulation Unit Value, End of Period                                                                       $11.116       $12.135
Number of Units Outstanding, End of Period                                                                       203           194
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                                                 $10.350       $11.973
Accumulation Unit Value, End of Period                                                                       $11.973       $12.277
Number of Units Outstanding, End of Period                                                                     9,193        19,535
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $4.528        $4.761
Accumulation Unit Value, End of Period                                                                        $4.761        $5.049
Number of Units Outstanding, End of Period                                                                     5,792         9,459
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                                                  $5.868        $6.146
Accumulation Unit Value, End of Period                                                                        $6.146        $6.571
Number of Units Outstanding, End of Period                                                                     1,252         1,329
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.807
Accumulation Unit Value, End of Period                                                                       $10.807       $11.424
Number of Units Outstanding, End of Period                                                                         0           739
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.800        $7.066
Accumulation Unit Value, End of Period                                                                        $7.066        $7.334
Number of Units Outstanding, End of Period                                                                       126           131
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $6.194        $6.969
Accumulation Unit Value, End of Period                                                                        $6.969        $7.643
Number of Units Outstanding, End of Period                                                                     4,201         5,091
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                  $9.696       $10.594
Accumulation Unit Value, End of Period                                                                       $10.594       $10.886
Number of Units Outstanding, End of Period                                                                     7,909        11,801
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $5.901        $6.281
Accumulation Unit Value, End of Period                                                                        $6.281        $7.086
Number of Units Outstanding, End of Period                                                                         0             0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.682
Accumulation Unit Value, End of Period                                                                       $10.682       $10.840
Number of Units Outstanding, End of Period                                                                         0             0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.226
Accumulation Unit Value, End of Period                                                                       $11.226       $11.204
Number of Units Outstanding, End of Period                                                                         0         1,344
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                                       -       $10.000
Accumulation Unit Value, End of Period                                                                             -       $11.319
Number of Units Outstanding, End of Period                                                                         -           850
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.938
Accumulation Unit Value, End of Period                                                                       $10.938       $11.878
Number of Units Outstanding, End of Period                                                                         0         1,333
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.504
Accumulation Unit Value, End of Period                                                                       $11.504       $12.451
Number of Units Outstanding, End of Period                                                                     1,509         4,832
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                  $9.223       $10.067
Accumulation Unit Value, End of Period                                                                       $10.067       $10.406
Number of Units Outstanding, End of Period                                                                         0             0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $7.915        $9.035
Accumulation Unit Value, End of Period                                                                        $9.035        $9.959
Number of Units Outstanding, End of Period                                                                     4,289         3,790
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                                                 $10.712       $13.282
Accumulation Unit Value, End of Period                                                                       $13.282       $13.966
Number of Units Outstanding, End of Period                                                                     2,174         1,863
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                                  $5.937        $6.126
Accumulation Unit Value, End of Period                                                                        $6.126        $6.361
Number of Units Outstanding, End of Period                                                                         4             4


*Contracts with the Longevity Reward Rider with the Income and Death Benefit
Combination Option 2were first offered under the Contracts on October 30, 2000.
The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The
Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.


(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio -
Class X will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class X Sub-Account.

(2) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I. Growth - Series I Sub-Account into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the we combined the AIM V.I. Premier Equity - Series I
Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.









ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER AND THE ENHANCED EARNINGS DEATH BENEFIT


For the Period Beginning January 1* and Ending December 31                      2000       2001      2002       2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.130     $7.140    $5.445
Accumulation Unit Value, End of Period                                           $10.130    $7.140     $5.445    $6.763
Number of Units Outstanding, End of Period                                             0     8,274      2,542     1,721
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.500     $9.803    $7.919
Accumulation Unit Value, End of Period                                           $10.500    $9.803     $7.919    $9.979
Number of Units Outstanding, End of Period                                             0    32,767     42,750    42,787
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.130     $7.298    $5.665
Accumulation Unit Value, End of Period                                           $10.130    $7.298     $5.665    $6.855
Number of Units Outstanding, End of Period                                             0    42,019     64,478    74,136
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.400     $8.428    $6.530
Accumulation Unit Value, End of Period                                           $10.400    $8.428     $6.530    $8.302
Number of Units Outstanding, End of Period                                             0    15,632     22,600    21,150
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.870     $7.455    $5.817
Accumulation Unit Value, End of Period                                            $9.870    $7.455     $5.817    $7.515
Number of Units Outstanding, End of Period                                             0     2,872      2,872         0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.320     $9.532    $8.216
Accumulation Unit Value, End of Period                                           $10.320    $9.532     $8.216   $10.692
Number of Units Outstanding, End of Period                                             0    10,847     20,590    20,537
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.540     $6.229    $5.699
Accumulation Unit Value, End of Period                                            $9.540    $6.229     $5.699    $7.173
Number of Units Outstanding, End of Period                                             0     1,095      3,098     3,466
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.280    $10.524    $9.427
Accumulation Unit Value, End of Period                                           $10.280   $10.524     $9.427   $11.224
Number of Units Outstanding, End of Period                                             0         0      3,451     3,541
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.020    $10.815   $11.244
Accumulation Unit Value, End of Period                                           $10.020   $10.815    $11.244   $12.014
Number of Units Outstanding, End of Period                                             0    13,397     30,063    32,090
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.590     $5.438    $3.028
Accumulation Unit Value, End of Period                                            $9.590    $5.438     $3.028    $4.805
Number of Units Outstanding, End of Period                                             0         0          0         0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.010    $10.523   $10.789
Accumulation Unit Value, End of Period                                           $10.010   $10.523    $10.789   $10.867
Number of Units Outstanding, End of Period                                             0     2,790     11,646     9,583
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.020    $10.217   $10.239
Accumulation Unit Value, End of Period                                           $10.020   $10.217    $10.239   $10.156
Number of Units Outstanding, End of Period                                             0         0      6,065     6,224
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.980     $8.629    $6.590
Accumulation Unit Value, End of Period                                            $9.980    $8.629     $6.590    $8.302
Number of Units Outstanding, End of Period                                             0     2,300     17,670    21,148
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.070     $8.913    $7.914
Accumulation Unit Value, End of Period                                           $10.070    $8.913     $7.914    $9.844
Number of Units Outstanding, End of Period                                             0    16,838     39,436    39,654
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.140     $7.418    $5.638
Accumulation Unit Value, End of Period                                           $10.140    $7.418     $5.638    $6.518
Number of Units Outstanding, End of Period                                             0    15,501     17,202    17,738
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.540     $8.788    $7.888
Accumulation Unit Value, End of Period                                            $9.540    $8.788     $7.888   $11.633
Number of Units Outstanding, End of Period                                             0     1,255        649       648
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.830     $8.252    $5.843
Accumulation Unit Value, End of Period                                            $9.830    $8.252     $5.843    $7.192
Number of Units Outstanding, End of Period                                             0         0          0         0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.200     $8.110    $6.647
Accumulation Unit Value, End of Period                                           $10.200    $8.110     $6.647    $8.346
Number of Units Outstanding, End of Period                                             0     5,712      4,909     4,736
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.319
Accumulation Unit Value, End of Period                                                 -         -     $7.319   $10.224
Number of Units Outstanding, End of Period                                             -         -          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.320     $9.848    $6.984
Accumulation Unit Value, End of Period                                           $10.320    $9.848     $6.984    $9.738
Number of Units Outstanding, End of Period                                             0     2,318      3,395       980
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.030    $11.192   $10.534
Accumulation Unit Value, End of Period                                           $10.030   $11.192    $10.534   $14.371
Number of Units Outstanding, End of Period                                             0         0        345       345
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $8.059
Accumulation Unit Value, End of Period                                                 -         -     $8.059   $10.402
Number of Units Outstanding, End of Period                                             -         -      5,914     5,415
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.840     $6.641    $4.417
Accumulation Unit Value, End of Period                                            $9.840    $6.641     $4.417    $5.543
Number of Units Outstanding, End of Period                                             0     5,649      1,319     1,291
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.900     $7.605    $5.575
Accumulation Unit Value, End of Period                                            $9.900    $7.605     $5.575    $7.115
Number of Units Outstanding, End of Period                                             0         0        912       947
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.160     $8.752    $6.014
Accumulation Unit Value, End of Period                                           $10.160    $8.752     $6.014    $7.411
Number of Units Outstanding, End of Period                                             0     2,532      2,532         0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.930     $7.645    $5.278
Accumulation Unit Value, End of Period                                            $9.930    $7.645     $5.278    $7.006
Number of Units Outstanding, End of Period                                             0         0          0       869
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.360    $10.222    $7.829
Accumulation Unit Value, End of Period                                           $10.360   $10.222     $7.829   $10.197
Number of Units Outstanding, End of Period                                             0     8,207     12,552    10,278
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.810     $7.982    $5.439
Accumulation Unit Value, End of Period                                            $9.810    $7.982     $5.439    $6.611
Number of Units Outstanding, End of Period                                             0         0          0        85
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.230     $9.431    $7.528
Accumulation Unit Value, End of Period                                           $10.230    $9.431     $7.528    $9.448
Number of Units Outstanding, End of Period                                             0     2,347      2,347         0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.320     $8.069    $6.546
Accumulation Unit Value, End of Period                                           $10.320    $8.069     $6.546    $8.289
Number of Units Outstanding, End of Period                                             0     2,833      3,124     2,972
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.301
Accumulation Unit Value, End of Period                                                 -         -     $7.301   $10.766
Number of Units Outstanding, End of Period                                             -         -          0         0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.820     $7.566    $5.477
Accumulation Unit Value, End of Period                                            $9.820    $7.566     $5.477    $6.741
Number of Units Outstanding, End of Period                                             0     2,587        890       980


For the Period Beginning January 1* and Ending December 31                                                2004           2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.763        $7.511
Accumulation Unit Value, End of Period                                                                        $7.511        $9.115
Number of Units Outstanding, End of Period                                                                     1,721           729
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $9.979       $10.664
Accumulation Unit Value, End of Period                                                                       $10.664       $11.097
Number of Units Outstanding, End of Period                                                                    53,435        40,658
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.855        $7.507
Accumulation Unit Value, End of Period                                                                        $7.507        $8.740
Number of Units Outstanding, End of Period                                                                    73,329        40,658
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $8.302        $9.222
Accumulation Unit Value, End of Period                                                                        $9.222        $9.877
Number of Units Outstanding, End of Period                                                                    22,618        11,102
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                                  $7.515        $8.333
Accumulation Unit Value, End of Period                                                                        $8.333        $8.769
Number of Units Outstanding, End of Period                                                                       768         1,415
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.692       $12.108
Accumulation Unit Value, End of Period                                                                       $12.108       $12.687
Number of Units Outstanding, End of Period                                                                    22,011        18,483
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                                  $7.173        $7.763
Accumulation Unit Value, End of Period                                                                        $7.763        $7.816
Number of Units Outstanding, End of Period                                                                     3,619         2,136
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                                 $11.224       $12.272
Accumulation Unit Value, End of Period                                                                       $12.272       $12.933
Number of Units Outstanding, End of Period                                                                     3,582         1,535
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                                 $12.014       $12.457
Accumulation Unit Value, End of Period                                                                       $12.457       $12.682
Number of Units Outstanding, End of Period                                                                    20,752        18,809
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                                                  $4.805        $4.902
Accumulation Unit Value, End of Period                                                                        $4.902        $4.860
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                                 $10.867       $10.860
Accumulation Unit Value, End of Period                                                                       $10.860       $10.900
Number of Units Outstanding, End of Period                                                                    14,163        11,671
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                                 $10.156       $10.094
Accumulation Unit Value, End of Period                                                                       $10.094       $10.223
Number of Units Outstanding, End of Period                                                                     7,414         8,697
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                                  $8.302        $9.047
Accumulation Unit Value, End of Period                                                                        $9.047        $9.327
Number of Units Outstanding, End of Period                                                                    22,901        10,957
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                                  $9.844       $10.706
Accumulation Unit Value, End of Period                                                                       $10.706       $11.427
Number of Units Outstanding, End of Period                                                                    34,113        28,478
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                                  $6.518        $7.749
Accumulation Unit Value, End of Period                                                                        $7.749        $8.752
Number of Units Outstanding, End of Period                                                                    31,354        23,904
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                                 $11.633       $14.111
Accumulation Unit Value, End of Period                                                                       $14.111       $18.612
Number of Units Outstanding, End of Period                                                                       832         1,442
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $7.192        $7.637
Accumulation Unit Value, End of Period                                                                        $7.637        $8.708
Number of Units Outstanding, End of Period                                                                         0           400
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                                  $8.346        $9.653
Accumulation Unit Value, End of Period                                                                        $9.653       $10.564
Number of Units Outstanding, End of Period                                                                     5,792         4,258
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.224       $12.250
Accumulation Unit Value, End of Period                                                                       $12.250       $14.191
Number of Units Outstanding, End of Period                                                                       333           664
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                                  $9.738       $10.995
Accumulation Unit Value, End of Period                                                                       $10.995       $12.167
Number of Units Outstanding, End of Period                                                                     2,089           456
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                                 $14.371       $19.313
Accumulation Unit Value, End of Period                                                                       $19.313       $22.275
Number of Units Outstanding, End of Period                                                                       661           312
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.138
Accumulation Unit Value, End of Period                                                                       $11.138       $12.194
Number of Units Outstanding, End of Period                                                                         0             0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                                                 $10.402       $12.069
Accumulation Unit Value, End of Period                                                                       $12.069       $12.412
Number of Units Outstanding, End of Period                                                                     6,312        11,014
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $5.543        $5.846
Accumulation Unit Value, End of Period                                                                        $5.846        $6.217
Number of Units Outstanding, End of Period                                                                     1,315           637
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                                                  $7.115        $7.475
Accumulation Unit Value, End of Period                                                                        $7.475        $8.016
Number of Units Outstanding, End of Period                                                                     1,641         1,568
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.829
Accumulation Unit Value, End of Period                                                                       $10.829       $11.482
Number of Units Outstanding, End of Period                                                                         0             0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $7.411        $7.724
Accumulation Unit Value, End of Period                                                                        $7.724        $8.041
Number of Units Outstanding, End of Period                                                                         0             0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $7.006        $7.906
Accumulation Unit Value, End of Period                                                                        $7.906        $8.696
Number of Units Outstanding, End of Period                                                                       830         2,872
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                 $10.197       $11.175
Accumulation Unit Value, End of Period                                                                       $11.175       $11.517
Number of Units Outstanding, End of Period                                                                    11,954         6,419
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $6.611        $7.058
Accumulation Unit Value, End of Period                                                                        $7.058        $7.987
Number of Units Outstanding, End of Period                                                                        85           348
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.703
Accumulation Unit Value, End of Period                                                                       $10.703       $10.896
Number of Units Outstanding, End of Period                                                                         0           290
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.249
Accumulation Unit Value, End of Period                                                                       $11.249       $11.262
Number of Units Outstanding, End of Period                                                                     7,572         6,857
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                                       -       $10.000
Accumulation Unit Value, End of Period                                                                             -       $11.342
Number of Units Outstanding, End of Period                                                                         -         1,889
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.960
Accumulation Unit Value, End of Period                                                                       $10.960       $11.939
Number of Units Outstanding, End of Period                                                                         0           330
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.528
Accumulation Unit Value, End of Period                                                                       $11.528       $12.513
Number of Units Outstanding, End of Period                                                                         0         2,894
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                  $9.448       $10.344
Accumulation Unit Value, End of Period                                                                       $10.344       $10.725
Number of Units Outstanding, End of Period                                                                       917           737
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $8.289        $9.490
Accumulation Unit Value, End of Period                                                                        $9.490       $10.492
Number of Units Outstanding, End of Period                                                                     3,719         5,087
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                                                 $10.766       $13.389
Accumulation Unit Value, End of Period                                                                       $13.389       $14.120
Number of Units Outstanding, End of Period                                                                         0             0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                                  $6.741        $6.976
Accumulation Unit Value, End of Period                                                                        $6.976        $7.265
Number of Units Outstanding, End of Period                                                                     1,027         1,018



*Contracts with the Longevity Reward Rider with the Enhanced Earnings Death
Benefit were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.


(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio -
Class X will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class X Sub-Account.

(2) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I. Growth - Series I Sub-Account into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the we combined the AIM V.I. Premier Equity - Series I
Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.







ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND ENHANCED DEATH BENEFIT, THE
PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION


For the Period Beginning January 1* and Ending December 31                      2000       2001      2002       2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.130     $7.125    $5.430
Accumulation Unit Value, End of Period                                           $10.130    $7.125     $5.430    $6.736
Number of Units Outstanding, End of Period                                             0     6,584          0         0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.495     $9.790    $7.898
Accumulation Unit Value, End of Period                                           $10.495    $9.790     $7.898    $9.939
Number of Units Outstanding, End of Period                                        18,159    36,377     71,083    75,289
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.128     $7.288    $5.650
Accumulation Unit Value, End of Period                                           $10.128    $7.288     $5.650    $6.828
Number of Units Outstanding, End of Period                                        31,703    49,917     70,133    95,253
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.401     $8.417    $6.513
Accumulation Unit Value, End of Period                                           $10.401    $8.417     $6.513    $8.270
Number of Units Outstanding, End of Period                                        23,608    13,473     12,220    17,274
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.869     $8.031    $5.801
Accumulation Unit Value, End of Period                                            $9.869    $8.031     $5.801    $7.485
Number of Units Outstanding, End of Period                                             0         0          0         0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.319     $9.519    $8.194
Accumulation Unit Value, End of Period                                           $10.319    $9.519     $8.194   $10.650
Number of Units Outstanding, End of Period                                        11,559    16,653     18,274    17,321
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.542     $6.220    $5.684
Accumulation Unit Value, End of Period                                            $9.542    $6.220     $5.684    $7.144
Number of Units Outstanding, End of Period                                         5,110     3,793      1,640     1,635
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.593    $10.345    $9.402
Accumulation Unit Value, End of Period                                            $9.593   $10.345     $9.402   $11.180
Number of Units Outstanding, End of Period                                             0     1,634      1,634     1,634
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.018    $10.800   $11.214
Accumulation Unit Value, End of Period                                           $10.018   $10.800    $11.214   $11.967
Number of Units Outstanding, End of Period                                             0     1,594      2,479     7,530
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.277     $5.433    $3.019
Accumulation Unit Value, End of Period                                           $10.277    $5.433     $3.019    $4.786
Number of Units Outstanding, End of Period                                             0         0          0         0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.010    $10.330   $10.760
Accumulation Unit Value, End of Period                                           $10.010   $10.330    $10.760   $10.824
Number of Units Outstanding, End of Period                                             0         0         66       579
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.017    $10.241   $10.212
Accumulation Unit Value, End of Period                                           $10.017   $10.241    $10.212   $10.116
Number of Units Outstanding, End of Period                                             0         0      7,378    14,580
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.979     $8.617    $6.573
Accumulation Unit Value, End of Period                                            $9.979    $8.617     $6.573    $8.269
Number of Units Outstanding, End of Period                                             0       793      4,489    17,514
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.072     $8.901    $7.893
Accumulation Unit Value, End of Period                                           $10.072    $8.901     $7.893    $9.805
Number of Units Outstanding, End of Period                                        20,031    13,653     22,795    53,168
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.140     $7.408    $5.623
Accumulation Unit Value, End of Period                                           $10.140    $7.408     $5.623    $6.493
Number of Units Outstanding, End of Period                                             0    34,512     31,969    41,789
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.538     $8.326    $7.867
Accumulation Unit Value, End of Period                                            $9.538    $8.326     $7.867   $11.587
Number of Units Outstanding, End of Period                                             0         0      1,079     1,538
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.829     $8.210    $5.827
Accumulation Unit Value, End of Period                                            $9.829    $8.210     $5.827    $7.164
Number of Units Outstanding, End of Period                                             0     2,081      2,079     2,075
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.199     $8.099    $6.630
Accumulation Unit Value, End of Period                                           $10.199    $8.099     $6.630    $8.313
Number of Units Outstanding, End of Period                                             0     2,017        268       263
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.313
Accumulation Unit Value, End of Period                                                 -         -     $7.313   $10.202
Number of Units Outstanding, End of Period                                             -         -      2,108     3,788
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.320     $9.834    $6.965
Accumulation Unit Value, End of Period                                           $10.320    $9.834     $6.965    $9.699
Number of Units Outstanding, End of Period                                             0     4,883      5,129     5,253
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.025    $11.182   $10.506
Accumulation Unit Value, End of Period                                           $10.025   $11.182    $10.506   $14.314
Number of Units Outstanding, End of Period                                             0         0        749       947
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $8.052
Accumulation Unit Value, End of Period                                                 -         -     $8.052   $10.380
Number of Units Outstanding, End of Period                                             -         -        214     4,034
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.838     $6.632    $4.406
Accumulation Unit Value, End of Period                                            $9.838    $6.632     $4.406    $5.521
Number of Units Outstanding, End of Period                                             0       616      1,150     3,077
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.896     $7.464    $5.560
Accumulation Unit Value, End of Period                                            $9.896    $7.464     $5.560    $7.087
Number of Units Outstanding, End of Period                                             0     5,678          0         0
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.159     $8.740    $5.998
Accumulation Unit Value, End of Period                                           $10.159    $8.740     $5.998    $7.382
Number of Units Outstanding, End of Period                                             0       954        954       954
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.928     $7.639    $5.264
Accumulation Unit Value, End of Period                                            $9.928    $7.639     $5.264    $6.978
Number of Units Outstanding, End of Period                                             0         0          0     1,517
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.359    $10.208    $7.808
Accumulation Unit Value, End of Period                                           $10.359   $10.208     $7.808   $10.157
Number of Units Outstanding, End of Period                                             0     2,843      5,213    10,026
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.808     $7.971    $5.424
Accumulation Unit Value, End of Period                                            $9.808    $7.971     $5.424    $6.585
Number of Units Outstanding, End of Period                                             0     1,017      1,545     1,542
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.225     $9.856    $7.508
Accumulation Unit Value, End of Period                                           $10.225    $9.856     $7.508    $9.411
Number of Units Outstanding, End of Period                                             0         0          0     1,663
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.316     $8.058    $6.528
Accumulation Unit Value, End of Period                                           $10.316    $8.058     $6.528    $8.257
Number of Units Outstanding, End of Period                                             0     2,709      2,709     3,068
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.295
Accumulation Unit Value, End of Period                                                 -         -     $7.295   $10.743
Number of Units Outstanding, End of Period                                             -         -      2,094     2,230
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.817     $7.556    $5.463
Accumulation Unit Value, End of Period                                            $9.817    $7.556     $5.463    $6.714
Number of Units Outstanding, End of Period                                             0       858        858       858


For the Period Beginning January 1* and Ending December 31                                                2004           2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.736        $7.471
Accumulation Unit Value, End of Period                                                                        $7.471        $9.056
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $9.939       $10.608
Accumulation Unit Value, End of Period                                                                       $10.608       $11.025
Number of Units Outstanding, End of Period                                                                    74,505        90,045
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.828        $7.467
Accumulation Unit Value, End of Period                                                                        $7.467        $8.683
Number of Units Outstanding, End of Period                                                                    83,819       101,797
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $8.270        $9.174
Accumulation Unit Value, End of Period                                                                        $9.174        $9.813
Number of Units Outstanding, End of Period                                                                    16,765        40,083
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                                  $7.485        $8.289
Accumulation Unit Value, End of Period                                                                        $8.289        $8.711
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.650       $12.045
Accumulation Unit Value, End of Period                                                                       $12.045       $12.604
Number of Units Outstanding, End of Period                                                                    17,415        15,073
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                                  $7.144        $7.722
Accumulation Unit Value, End of Period                                                                        $7.722        $7.765
Number of Units Outstanding, End of Period                                                                     1,631         1,626
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                                 $11.180       $12.208
Accumulation Unit Value, End of Period                                                                       $12.208       $12.849
Number of Units Outstanding, End of Period                                                                     1,634             0
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                                 $11.967       $12.391
Accumulation Unit Value, End of Period                                                                       $12.391       $12.600
Number of Units Outstanding, End of Period                                                                     4,023         2,087
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                                                  $4.786        $4.877
Accumulation Unit Value, End of Period                                                                        $4.877        $4.828
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                                 $10.824       $10.803
Accumulation Unit Value, End of Period                                                                       $10.803       $10.829
Number of Units Outstanding, End of Period                                                                       636           702
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                                 $10.116       $10.041
Accumulation Unit Value, End of Period                                                                       $10.041       $10.157
Number of Units Outstanding, End of Period                                                                    16,991        10,780
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                                  $8.269        $8.999
Accumulation Unit Value, End of Period                                                                        $8.999        $9.267
Number of Units Outstanding, End of Period                                                                    11,128         4,486
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                                  $9.805       $10.650
Accumulation Unit Value, End of Period                                                                       $10.650       $11.352
Number of Units Outstanding, End of Period                                                                    52,874        47,255
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                                  $6.493        $7.709
Accumulation Unit Value, End of Period                                                                        $7.709        $8.695
Number of Units Outstanding, End of Period                                                                    42,181        41,322
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                                 $11.587       $14.037
Accumulation Unit Value, End of Period                                                                       $14.037       $18.491
Number of Units Outstanding, End of Period                                                                     1,537         1,079
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $7.164        $7.597
Accumulation Unit Value, End of Period                                                                        $7.597        $8.651
Number of Units Outstanding, End of Period                                                                     2,073         2,071
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                                  $8.313        $9.602
Accumulation Unit Value, End of Period                                                                        $9.602       $10.495
Number of Units Outstanding, End of Period                                                                       244         4,447
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.202       $12.207
Accumulation Unit Value, End of Period                                                                       $12.207       $14.123
Number of Units Outstanding, End of Period                                                                     3,718         3,520
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                                  $9.699       $10.937
Accumulation Unit Value, End of Period                                                                       $10.937       $12.088
Number of Units Outstanding, End of Period                                                                     5,247           346
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                                 $14.314       $19.212
Accumulation Unit Value, End of Period                                                                       $19.212       $22.130
Number of Units Outstanding, End of Period                                                                       170           161
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.128
Accumulation Unit Value, End of Period                                                                       $11.128       $12.167
Number of Units Outstanding, End of Period                                                                         0           164
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                                                 $10.380       $12.028
Accumulation Unit Value, End of Period                                                                       $12.028       $12.353
Number of Units Outstanding, End of Period                                                                    10,094        14,986
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $5.521        $5.815
Accumulation Unit Value, End of Period                                                                        $5.815        $6.176
Number of Units Outstanding, End of Period                                                                     3,435         2,519
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                                                  $7.087        $7.435
Accumulation Unit Value, End of Period                                                                        $7.435        $7.964
Number of Units Outstanding, End of Period                                                                         0             0
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.819
Accumulation Unit Value, End of Period                                                                       $10.819       $11.457
Number of Units Outstanding, End of Period                                                                         0             0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $7.382        $7.684
Accumulation Unit Value, End of Period                                                                        $7.684        $7.989
Number of Units Outstanding, End of Period                                                                       722           424
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $6.978        $7.864
Accumulation Unit Value, End of Period                                                                        $7.864        $8.640
Number of Units Outstanding, End of Period                                                                     4,938        13,238
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                 $10.157       $11.116
Accumulation Unit Value, End of Period                                                                       $11.116       $11.442
Number of Units Outstanding, End of Period                                                                    12,137        27,779
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $6.585        $7.021
Accumulation Unit Value, End of Period                                                                        $7.021        $7.935
Number of Units Outstanding, End of Period                                                                     1,540         1,538
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.694
Accumulation Unit Value, End of Period                                                                       $10.694       $10.871
Number of Units Outstanding, End of Period                                                                         0             0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.239
Accumulation Unit Value, End of Period                                                                       $11.239       $11.237
Number of Units Outstanding, End of Period                                                                     1,255         2,854
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                                       -       $10.000
Accumulation Unit Value, End of Period                                                                             -       $11.332
Number of Units Outstanding, End of Period                                                                         -             0
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.950
Accumulation Unit Value, End of Period                                                                       $10.950       $11.912
Number of Units Outstanding, End of Period                                                                         0             0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.518
Accumulation Unit Value, End of Period                                                                       $11.518       $12.486
Number of Units Outstanding, End of Period                                                                         0         3,642
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                  $9.411       $10.290
Accumulation Unit Value, End of Period                                                                       $10.290       $10.655
Number of Units Outstanding, End of Period                                                                     1,588             0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $8.257        $9.441
Accumulation Unit Value, End of Period                                                                        $9.441       $10.424
Number of Units Outstanding, End of Period                                                                     2,858         3,105
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                                                 $10.743       $13.342
Accumulation Unit Value, End of Period                                                                       $13.342       $14.053
Number of Units Outstanding, End of Period                                                                     2,220         2,216
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                                  $6.714        $6.940
Accumulation Unit Value, End of Period                                                                        $6.940        $7.218
Number of Units Outstanding, End of Period                                                                       858        13,689



*Contracts with the Longevity Reward Rider with the Enhanced Earnings Death
Benefit Option and Enhanced Death Benefit, the Performance Death Benefit Income
Benefit, or the Performance Death Benefit Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit
Values on page A-1 above. The Accumulation unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.51% and an administrative expense charge of 0.10%.

(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio -
Class X will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class X Sub-Account.

(2) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I. Growth - Series I Sub-Account into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the we combined the AIM V.I. Premier Equity - Series I
Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.








ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH LONGEVITY REWARD RIDER,
ENHANCED EARNINGS DEATH BENEFIT OPTION AND DEATH BENEFIT COMBINATION OPTION OR
PERFORMANCE BENEFIT COMBINATION OPTION


For the Period Beginning January 1* and Ending December 31                      2000       2001      2002       2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.129     $7.122    $5.418
Accumulation Unit Value, End of Period                                           $10.129    $7.122     $5.418    $6.714
Number of Units Outstanding, End of Period                                             0       685        683       529
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.495     $9.779    $7.880
Accumulation Unit Value, End of Period                                           $10.495    $9.779     $7.880    $9.906
Number of Units Outstanding, End of Period                                        11,924    26,520     68,216    70,032
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.128     $7.280    $5.637
Accumulation Unit Value, End of Period                                           $10.128    $7.280     $5.637    $6.805
Number of Units Outstanding, End of Period                                         3,680    24,391     62,104    70,827
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.401     $8.407    $6.498
Accumulation Unit Value, End of Period                                           $10.401    $8.407     $6.498    $8.242
Number of Units Outstanding, End of Period                                         9,466     9,998     23,556    27,735
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.869     $8.025    $5.788
Accumulation Unit Value, End of Period                                            $9.869    $8.025     $5.788    $7.460
Number of Units Outstanding, End of Period                                             0         0          0       404
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.319     $9.508    $8.176
Accumulation Unit Value, End of Period                                           $10.319    $9.508     $8.176   $10.614
Number of Units Outstanding, End of Period                                         8,932     9,555     19,240    21,539
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.542     $6.213    $5.671
Accumulation Unit Value, End of Period                                            $9.542    $6.213     $5.671    $7.121
Number of Units Outstanding, End of Period                                         3,187     1,156      1,898     3,465
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.277    $10.334    $9.381
Accumulation Unit Value, End of Period                                           $10.277   $10.334     $9.381   $11.143
Number of Units Outstanding, End of Period                                         3,460     3,291      3,223     1,835
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.018    $10.788   $11.189
Accumulation Unit Value, End of Period                                           $10.018   $10.788    $11.189   $11.927
Number of Units Outstanding, End of Period                                             0    30,313     40,152    48,405
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.593     $5.429    $3.013
Accumulation Unit Value, End of Period                                            $9.593    $5.429     $3.013    $4.770
Number of Units Outstanding, End of Period                                             0         0      5,529     5,528
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.010    $10.322   $10.736
Accumulation Unit Value, End of Period                                           $10.010   $10.322    $10.736   $10.788
Number of Units Outstanding, End of Period                                             0         0        612         0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.017    $10.229   $10.189
Accumulation Unit Value, End of Period                                           $10.017   $10.229    $10.189   $10.082
Number of Units Outstanding, End of Period                                             0     8,819        512     1,799
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.978     $8.908    $6.558
Accumulation Unit Value, End of Period                                            $9.978    $8.908     $6.558    $8.242
Number of Units Outstanding, End of Period                                             0         0     10,797    11,050
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.071     $8.891    $7.875
Accumulation Unit Value, End of Period                                           $10.071    $8.891     $7.875    $9.773
Number of Units Outstanding, End of Period                                         1,636    20,009     49,021    59,626
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.139     $7.400    $5.610
Accumulation Unit Value, End of Period                                           $10.139    $7.400     $5.610    $6.471
Number of Units Outstanding, End of Period                                         1,818     2,088     15,213    14,147
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.538     $8.314    $7.850
Accumulation Unit Value, End of Period                                            $9.538    $8.314     $7.850   $11.548
Number of Units Outstanding, End of Period                                             0         0         72     2,072
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.829     $8.200    $5.814
Accumulation Unit Value, End of Period                                            $9.829    $8.200     $5.814    $7.140
Number of Units Outstanding, End of Period                                             0       272        984     3,987
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.199     $8.709    $6.615
Accumulation Unit Value, End of Period                                           $10.199    $8.709     $6.615    $8.285
Number of Units Outstanding, End of Period                                             0         0         85     1,574
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.308
Accumulation Unit Value, End of Period                                                 -         -     $7.308   $10.183
Number of Units Outstanding, End of Period                                             -         -          0       229
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.319     $9.823    $6.950
Accumulation Unit Value, End of Period                                           $10.319    $9.823     $6.950    $9.667
Number of Units Outstanding, End of Period                                             0     4,366      5,625     6,359
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.025    $10.823   $10.482
Accumulation Unit Value, End of Period                                           $10.025   $10.823    $10.482   $14.267
Number of Units Outstanding, End of Period                                             0     1,035      1,049       454
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $8.046
Accumulation Unit Value, End of Period                                                 -         -     $8.046   $10.361
Number of Units Outstanding, End of Period                                             -         -      1,534     1,824
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.838     $6.982    $4.396
Accumulation Unit Value, End of Period                                            $9.838    $6.982     $4.396    $5.503
Number of Units Outstanding, End of Period                                         3,527         0      2,081     4,849
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.895     $7.592    $5.548
Accumulation Unit Value, End of Period                                            $9.895    $7.592     $5.548    $7.063
Number of Units Outstanding, End of Period                                             0         0        236       572
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.158     $8.975    $5.984
Accumulation Unit Value, End of Period                                           $10.158    $8.975     $5.984    $7.358
Number of Units Outstanding, End of Period                                             0         0         55        17
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.927     $7.633    $5.253
Accumulation Unit Value, End of Period                                            $9.927    $7.633     $5.253    $6.955
Number of Units Outstanding, End of Period                                             0         0         60        18
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.359    $10.196    $7.791
Accumulation Unit Value, End of Period                                           $10.359   $10.196     $7.791   $10.123
Number of Units Outstanding, End of Period                                             0    10,100     13,476    20,083
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.810     $8.100    $5.412
Accumulation Unit Value, End of Period                                            $9.810    $8.100     $5.412    $6.563
Number of Units Outstanding, End of Period                                           576         0         58        19
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.225     $9.407    $7.491
Accumulation Unit Value, End of Period                                           $10.225    $9.407     $7.491    $9.380
Number of Units Outstanding, End of Period                                             0     1,046      1,088     1,013
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.316     $8.517    $6.514
Accumulation Unit Value, End of Period                                           $10.316    $8.517     $6.514    $8.229
Number of Units Outstanding, End of Period                                             0         0         87     2,070
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.290
Accumulation Unit Value, End of Period                                                 -         -     $7.290   $10.723
Number of Units Outstanding, End of Period                                             -         -          0         0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.817     $7.979    $5.450
Accumulation Unit Value, End of Period                                            $9.817    $7.979     $5.450    $6.692
Number of Units Outstanding, End of Period                                             0         0      5,560     5,951


For the Period Beginning January 1* and Ending December 31                                                2004           2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.714        $7.438
Accumulation Unit Value, End of Period                                                                        $7.438        $9.006
Number of Units Outstanding, End of Period                                                                     1,799         1,645
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $9.906       $10.561
Accumulation Unit Value, End of Period                                                                       $10.561       $10.964
Number of Units Outstanding, End of Period                                                                    70,821        87,204
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.805        $7.434
Accumulation Unit Value, End of Period                                                                        $7.434        $8.635
Number of Units Outstanding, End of Period                                                                    69,444       104,670
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $8.242        $9.133
Accumulation Unit Value, End of Period                                                                        $9.133        $9.758
Number of Units Outstanding, End of Period                                                                    28,315        26,626
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                                  $7.460        $8.252
Accumulation Unit Value, End of Period                                                                        $8.252        $8.663
Number of Units Outstanding, End of Period                                                                     1,075         1,119
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.614       $11.991
Accumulation Unit Value, End of Period                                                                       $11.991       $12.535
Number of Units Outstanding, End of Period                                                                    25,861        25,247
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                                  $7.121        $7.688
Accumulation Unit Value, End of Period                                                                        $7.688        $7.722
Number of Units Outstanding, End of Period                                                                     2,309         7,228
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                                 $11.143       $12.154
Accumulation Unit Value, End of Period                                                                       $12.154       $12.778
Number of Units Outstanding, End of Period                                                                     1,835         1,835
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                                 $11.927       $12.337
Accumulation Unit Value, End of Period                                                                       $12.337       $12.530
Number of Units Outstanding, End of Period                                                                    18,622        27,659
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                                                  $4.770        $4.855
Accumulation Unit Value, End of Period                                                                        $4.855        $4.801
Number of Units Outstanding, End of Period                                                                     3,971         4,006
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                                 $10.788       $10.755
Accumulation Unit Value, End of Period                                                                       $10.755       $10.770
Number of Units Outstanding, End of Period                                                                       191         1,211
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                                 $10.082        $9.997
Accumulation Unit Value, End of Period                                                                        $9.997       $10.101
Number of Units Outstanding, End of Period                                                                    13,218         1,307
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                                  $8.242        $8.959
Accumulation Unit Value, End of Period                                                                        $8.959        $9.215
Number of Units Outstanding, End of Period                                                                    14,880        14,996
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                                  $9.773       $10.602
Accumulation Unit Value, End of Period                                                                       $10.602       $11.289
Number of Units Outstanding, End of Period                                                                    61,133        75,099
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                                  $6.471        $7.675
Accumulation Unit Value, End of Period                                                                        $7.675        $8.647
Number of Units Outstanding, End of Period                                                                    11,092        17,619
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                                 $11.548       $13.975
Accumulation Unit Value, End of Period                                                                       $13.975       $18.389
Number of Units Outstanding, End of Period                                                                     2,841         1,566
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $7.140        $7.564
Accumulation Unit Value, End of Period                                                                        $7.564        $8.603
Number of Units Outstanding, End of Period                                                                     2,553         5,195
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                                  $8.285        $9.560
Accumulation Unit Value, End of Period                                                                        $9.560       $10.437
Number of Units Outstanding, End of Period                                                                     5,651         5,219
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.183       $12.171
Accumulation Unit Value, End of Period                                                                       $12.171       $14.066
Number of Units Outstanding, End of Period                                                                       582           545
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                                  $9.667       $10.889
Accumulation Unit Value, End of Period                                                                       $10.889       $12.021
Number of Units Outstanding, End of Period                                                                     9,214         5,765
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                                 $14.267       $19.127
Accumulation Unit Value, End of Period                                                                       $19.127       $22.008
Number of Units Outstanding, End of Period                                                                     1,937         1,901
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.120
Accumulation Unit Value, End of Period                                                                       $11.120       $12.144
Number of Units Outstanding, End of Period                                                                         0             0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                                                 $10.361       $11.992
Accumulation Unit Value, End of Period                                                                       $11.992       $12.304
Number of Units Outstanding, End of Period                                                                     7,406        12,710
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $5.503        $5.789
Accumulation Unit Value, End of Period                                                                        $5.789        $6.142
Number of Units Outstanding, End of Period                                                                     8,506        12,432
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                                                  $7.063        $7.402
Accumulation Unit Value, End of Period                                                                        $7.402        $7.920
Number of Units Outstanding, End of Period                                                                     2,302         2,276
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.811
Accumulation Unit Value, End of Period                                                                       $10.811       $11.436
Number of Units Outstanding, End of Period                                                                         0           741
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $7.358        $7.650
Accumulation Unit Value, End of Period                                                                        $7.650        $7.945
Number of Units Outstanding, End of Period                                                                     5,503         5,577
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $6.955        $7.830
Accumulation Unit Value, End of Period                                                                        $7.830        $8.592
Number of Units Outstanding, End of Period                                                                       368           370
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                 $10.123       $11.067
Accumulation Unit Value, End of Period                                                                       $11.067       $11.379
Number of Units Outstanding, End of Period                                                                    23,653        25,611
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $6.563        $6.990
Accumulation Unit Value, End of Period                                                                        $6.990        $7.891
Number of Units Outstanding, End of Period                                                                       382           362
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.686
Accumulation Unit Value, End of Period                                                                       $10.686       $10.851
Number of Units Outstanding, End of Period                                                                         0           728
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.230
Accumulation Unit Value, End of Period                                                                       $11.230       $11.216
Number of Units Outstanding, End of Period                                                                     1,381         4,392
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                                       -       $10.000
Accumulation Unit Value, End of Period                                                                             -       $11.324
Number of Units Outstanding, End of Period                                                                         -             0
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.942
Accumulation Unit Value, End of Period                                                                       $10.942       $11.891
Number of Units Outstanding, End of Period                                                                         0         1,820
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.509
Accumulation Unit Value, End of Period                                                                       $11.509       $12.463
Number of Units Outstanding, End of Period                                                                         0         1,482
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                  $9.380       $10.244
Accumulation Unit Value, End of Period                                                                       $10.244       $10.596
Number of Units Outstanding, End of Period                                                                       967             0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $8.229        $9.399
Accumulation Unit Value, End of Period                                                                        $9.399       $10.366
Number of Units Outstanding, End of Period                                                                     3,175         1,483
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                                                 $10.723       $13.303
Accumulation Unit Value, End of Period                                                                       $13.303       $13.997
Number of Units Outstanding, End of Period                                                                       897           897
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                                  $6.692        $6.909
Accumulation Unit Value, End of Period                                                                        $6.909        $7.178
Number of Units Outstanding, End of Period                                                                     7,436         9,394



*Contracts with the Longevity Reward Rider with the Enhanced Earnings Death
Benefit Option and Enhanced Death Benefit, the Performance Death Benefit Income
Benefit, or the Performance Death Benefit Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit
Values on page A-1 above. The Accumulation unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.62% and an administrative expense charge of 0.10%.


(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio -
Class X will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class X Sub-Account.

(2) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I. Growth - Series I Sub-Account into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the we combined the AIM V.I. Premier Equity - Series I
Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.









ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME BENEFIT COMBINATION
OPTION 2


For the Period Beginning January 1* and Ending December 31                      2000       2001      2002       2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.129     $7.254    $5.412
Accumulation Unit Value, End of Period                                           $10.129    $7.254     $5.412    $6.701
Number of Units Outstanding, End of Period                                             0         0          0         0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.495    $10.473    $7.871
Accumulation Unit Value, End of Period                                           $10.495   $10.473     $7.871    $9.888
Number of Units Outstanding, End of Period                                             0         0          0     1,371
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.128     $7.242    $5.630
Accumulation Unit Value, End of Period                                           $10.128    $7.242     $5.630    $6.793
Number of Units Outstanding, End of Period                                             0         0          0    10,363
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.401     $8.774    $6.491
Accumulation Unit Value, End of Period                                           $10.401    $8.774     $6.491    $8.227
Number of Units Outstanding, End of Period                                             0         0          0       818
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.869     $8.021    $5.781
Accumulation Unit Value, End of Period                                            $9.869    $8.021     $5.781    $7.446
Number of Units Outstanding, End of Period                                             0         0          0         0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.319     $9.946    $8.166
Accumulation Unit Value, End of Period                                           $10.319    $9.946     $8.166   $10.595
Number of Units Outstanding, End of Period                                             0         0          0       372
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.542     $7.393    $5.664
Accumulation Unit Value, End of Period                                            $9.542    $7.393     $5.664    $7.108
Number of Units Outstanding, End of Period                                             0         0          0         0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.277    $10.503    $9.370
Accumulation Unit Value, End of Period                                           $10.277   $10.503     $9.370   $11.123
Number of Units Outstanding, End of Period                                             0         0          0         0
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.018    $10.591   $11.175
Accumulation Unit Value, End of Period                                           $10.018   $10.591    $11.175   $11.905
Number of Units Outstanding, End of Period                                             0         0          0     5,085
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.539     $5.426    $3.009
Accumulation Unit Value, End of Period                                            $9.593    $5.426     $3.009    $4.761
Number of Units Outstanding, End of Period                                             0         0          0         0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.007    $10.318   $10.723
Accumulation Unit Value, End of Period                                           $10.007   $10.318    $10.723   $10.769
Number of Units Outstanding, End of Period                                             0         0          0         0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.017    $10.196   $10.177
Accumulation Unit Value, End of Period                                           $10.017   $10.196    $10.177   $10.064
Number of Units Outstanding, End of Period                                             0         0          0       821
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.978     $8.904    $6.550
Accumulation Unit Value, End of Period                                            $9.978    $8.904     $6.550    $8.227
Number of Units Outstanding, End of Period                                             0         0          0         0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.071     $9.115    $7.866
Accumulation Unit Value, End of Period                                           $10.071    $9.115     $7.866    $9.755
Number of Units Outstanding, End of Period                                             0         0          0       740
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.139     $8.352    $5.603
Accumulation Unit Value, End of Period                                           $10.139    $8.352     $5.603    $6.459
Number of Units Outstanding, End of Period                                             0         0          0     6,026
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.538     $8.310    $7.840
Accumulation Unit Value, End of Period                                            $9.538    $8.310     $7.840   $11.527
Number of Units Outstanding, End of Period                                             0         0          0         0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.829     $8.235    $5.807
Accumulation Unit Value, End of Period                                            $9.829    $8.235     $5.807    $7.127
Number of Units Outstanding, End of Period                                             0         0          0         0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.199     $8.706    $6.607
Accumulation Unit Value, End of Period                                           $10.199    $8.706     $6.607    $8.270
Number of Units Outstanding, End of Period                                             0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.305
Accumulation Unit Value, End of Period                                                 -         -     $7.305   $10.173
Number of Units Outstanding, End of Period                                             -         -          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.319     $9.940    $6.941
Accumulation Unit Value, End of Period                                           $10.319    $9.940     $6.941    $9.649
Number of Units Outstanding, End of Period                                             0         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.025    $11.169   $10.469
Accumulation Unit Value, End of Period                                           $10.025   $11.169    $10.469   $14.241
Number of Units Outstanding, End of Period                                             0         0          0         0
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $8.043
Accumulation Unit Value, End of Period                                                 -         -     $8.043   $10.350
Number of Units Outstanding, End of Period                                             -         -          0         0
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.838     $6.979    $4.390
Accumulation Unit Value, End of Period                                            $9.838    $6.979     $4.390    $5.493
Number of Units Outstanding, End of Period                                             0         0          0         0
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.895     $7.589    $5.541
Accumulation Unit Value, End of Period                                            $9.895    $7.589     $5.541    $7.050
Number of Units Outstanding, End of Period                                             0         0          0         0
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.158     $8.971    $5.977
Accumulation Unit Value, End of Period                                           $10.158    $8.971     $5.977    $7.344
Number of Units Outstanding, End of Period                                             0         0          0         0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.927     $7.630    $5.246
Accumulation Unit Value, End of Period                                            $9.927    $7.630     $5.246    $6.942
Number of Units Outstanding, End of Period                                             0         0          0         0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.356    $10.534    $7.781
Accumulation Unit Value, End of Period                                           $10.356   $10.534     $7.781   $10.104
Number of Units Outstanding, End of Period                                             0         0          0         0
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.807     $8.097    $5.406
Accumulation Unit Value, End of Period                                            $9.807    $8.097     $5.406    $6.551
Number of Units Outstanding, End of Period                                             0         0          0         0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.225     $9.844    $7.482
Accumulation Unit Value, End of Period                                           $10.225    $9.844     $7.482    $9.362
Number of Units Outstanding, End of Period                                             0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.316     $8.514    $6.506
Accumulation Unit Value, End of Period                                           $10.316    $8.514     $6.506    $8.214
Number of Units Outstanding, End of Period                                             0         0          0         0
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.287
Accumulation Unit Value, End of Period                                                 -         -     $7.287   $10.712
Number of Units Outstanding, End of Period                                             -         -          0         0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.817     $7.976    $5.444
Accumulation Unit Value, End of Period                                            $9.817    $7.976     $5.444    $6.680
Number of Units Outstanding, End of Period                                             0         0          0         0


For the Period Beginning January 1* and Ending December 31                                                2004           2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.701        $7.420
Accumulation Unit Value, End of Period                                                                        $7.420        $8.979
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $9.888       $10.536
Accumulation Unit Value, End of Period                                                                       $10.536       $10.931
Number of Units Outstanding, End of Period                                                                     1,295         1,222
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.793        $7.416
Accumulation Unit Value, End of Period                                                                        $7.416        $8.609
Number of Units Outstanding, End of Period                                                                    10,252        10,153
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $8.227        $9.111
Accumulation Unit Value, End of Period                                                                        $9.111        $9.729
Number of Units Outstanding, End of Period                                                                       782           750
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                                  $7.446        $8.232
Accumulation Unit Value, End of Period                                                                        $8.232        $8.637
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.595       $11.962
Accumulation Unit Value, End of Period                                                                       $11.962       $12.497
Number of Units Outstanding, End of Period                                                                       371           370
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                                  $7.108        $7.670
Accumulation Unit Value, End of Period                                                                        $7.670        $7.699
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                                 $11.123       $12.124
Accumulation Unit Value, End of Period                                                                       $12.124       $12.740
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                                 $11.905       $12.307
Accumulation Unit Value, End of Period                                                                       $12.307       $12.492
Number of Units Outstanding, End of Period                                                                     5,048         5,011
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                                                  $4.761        $4.843
Accumulation Unit Value, End of Period                                                                        $4.843        $4.787
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                                 $10.769       $10.729
Accumulation Unit Value, End of Period                                                                       $10.729       $10.737
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                                 $10.064        $9.972
Accumulation Unit Value, End of Period                                                                        $9.972       $10.070
Number of Units Outstanding, End of Period                                                                       746           670
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                                  $8.227        $8.938
Accumulation Unit Value, End of Period                                                                        $8.938        $9.188
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                                  $9.755       $10.577
Accumulation Unit Value, End of Period                                                                       $10.577       $11.255
Number of Units Outstanding, End of Period                                                                       740           740
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                                  $6.459        $7.656
Accumulation Unit Value, End of Period                                                                        $7.656        $8.621
Number of Units Outstanding, End of Period                                                                     6,026         6,026
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                                 $11.527       $13.942
Accumulation Unit Value, End of Period                                                                       $13.942       $18.333
Number of Units Outstanding, End of Period                                                                         0             0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $7.127        $7.545
Accumulation Unit Value, End of Period                                                                        $7.545        $8.577
Number of Units Outstanding, End of Period                                                                         0             0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                                  $8.270        $9.537
Accumulation Unit Value, End of Period                                                                        $9.537       $10.406
Number of Units Outstanding, End of Period                                                                         0             0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.173       $12.152
Accumulation Unit Value, End of Period                                                                       $12.152       $14.036
Number of Units Outstanding, End of Period                                                                         0             0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                                  $9.649       $10.862
Accumulation Unit Value, End of Period                                                                       $10.862       $11.985
Number of Units Outstanding, End of Period                                                                         0             0
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                                 $14.241       $19.081
Accumulation Unit Value, End of Period                                                                       $19.081       $21.942
Number of Units Outstanding, End of Period                                                                         0             0
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.116
Accumulation Unit Value, End of Period                                                                       $11.116       $12.132
Number of Units Outstanding, End of Period                                                                         0             0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                                                 $10.350       $11.973
Accumulation Unit Value, End of Period                                                                       $11.973       $12.277
Number of Units Outstanding, End of Period                                                                         0             0
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $5.493        $5.775
Accumulation Unit Value, End of Period                                                                        $5.775        $6.124
Number of Units Outstanding, End of Period                                                                         0             0
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                                                  $7.050        $7.385
Accumulation Unit Value, End of Period                                                                        $7.385        $7.896
Number of Units Outstanding, End of Period                                                                         0             0
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.807
Accumulation Unit Value, End of Period                                                                       $10.807       $11.424
Number of Units Outstanding, End of Period                                                                         0             0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $7.344        $7.631
Accumulation Unit Value, End of Period                                                                        $7.631        $7.921
Number of Units Outstanding, End of Period                                                                         0             0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH                                                                                                    $7.811
Accumulation Unit Value, Beginning of Period                                                                  $6.942        $8.566
Accumulation Unit Value, End of Period                                                                        $7.811             0
Number of Units Outstanding, End of Period                                                                         0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                 $10.104       $11.040
Accumulation Unit Value, End of Period                                                                       $11.040       $11.344
Number of Units Outstanding, End of Period                                                                         0             0
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $6.551        $6.973
Accumulation Unit Value, End of Period                                                                        $6.973        $7.867
Number of Units Outstanding, End of Period                                                                         0             0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.682
Accumulation Unit Value, End of Period                                                                       $10.682       $10.840
Number of Units Outstanding, End of Period                                                                         0             0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.226
Accumulation Unit Value, End of Period                                                                       $11.226       $11.204
Number of Units Outstanding, End of Period                                                                         0             0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                                       -        $10.00
Accumulation Unit Value, End of Period                                                                             -       $11.314
Number of Units Outstanding, End of Period                                                                         -             0
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.938
Accumulation Unit Value, End of Period                                                                       $10.938       $11.878
Number of Units Outstanding, End of Period                                                                         0             0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.504
Accumulation Unit Value, End of Period                                                                       $11.504       $12.450
Number of Units Outstanding, End of Period                                                                         0             0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                  $9.362       $10.219
Accumulation Unit Value, End of Period                                                                       $10.219       $10.564
Number of Units Outstanding, End of Period                                                                         0             0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $8.214        $9.376
Accumulation Unit Value, End of Period                                                                        $9.376       $10.335
Number of Units Outstanding, End of Period                                                                         0             0
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                                                 $10.712       $13.282
Accumulation Unit Value, End of Period                                                                       $13.282       $13.966
Number of Units Outstanding, End of Period                                                                         0             0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                                  $6.680        $6.892
Accumulation Unit Value, End of Period                                                                        $6.892        $7.156
Number of Units Outstanding, End of Period                                                                         0             0



*Contracts with the Longevity Reward Rider with the Enhanced Earnings Death
Benefit Option and the Income Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio -
Class X will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class X Sub-Account.

(2) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I. Growth - Series I Sub-Account into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the we combined the AIM V.I. Premier Equity - Series I
Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.





ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31                      2000       2001      2002       2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.129     $7.244    $5.390
Accumulation Unit Value, End of Period                                           $10.129    $7.244     $5.390    $6.661
Number of Units Outstanding, End of Period                                             0         0          0     1,847
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.495     $9.752    $7.839
Accumulation Unit Value, End of Period                                           $10.495    $9.752     $7.839    $9.828
Number of Units Outstanding, End of Period                                             0    13,010     34,183    20,007
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.128     $7.260    $5.608
Accumulation Unit Value, End of Period                                           $10.128    $7.260     $5.608    $6.751
Number of Units Outstanding, End of Period                                             0    21,280     28,648    26,500
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.401     $8.384    $6.464
Accumulation Unit Value, End of Period                                           $10.401    $8.384     $6.464    $8.177
Number of Units Outstanding, End of Period                                             0     1,081      6,524    12,549
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.869     $8.010    $5.758
Accumulation Unit Value, End of Period                                            $9.869    $8.010     $5.758    $7.401
Number of Units Outstanding, End of Period                                             0         0          0     1,439
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.319     $9.483    $8.133
Accumulation Unit Value, End of Period                                           $10.319    $9.483     $8.133   $10.531
Number of Units Outstanding, End of Period                                             0     9,479     24,369     9,468
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.542     $7.383    $5.641
Accumulation Unit Value, End of Period                                            $9.542    $7.383     $5.641    $7.065
Number of Units Outstanding, End of Period                                             0         0      3,013     1,471
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.593    $10.488    $9.332
Accumulation Unit Value, End of Period                                            $9.593   $10.488     $9.332   $11.055
Number of Units Outstanding, End of Period                                             0         0          0     8,960
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.018    $10.576   $11.130
Accumulation Unit Value, End of Period                                           $10.018   $10.576    $11.130   $11.833
Number of Units Outstanding, End of Period                                             0         0      4,182     5,233
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.277     $5.419    $2.997
Accumulation Unit Value, End of Period                                           $10.277    $5.419     $2.997    $4.733
Number of Units Outstanding, End of Period                                             0         0          0         0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.007    $10.304   $10.680
Accumulation Unit Value, End of Period                                           $10.007   $10.304    $10.680   $10.703
Number of Units Outstanding, End of Period                                             0         0      2,753        66
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.017    $10.183   $10.135
Accumulation Unit Value, End of Period                                           $10.017   $10.183    $10.135   $10.003
Number of Units Outstanding, End of Period                                             0         0        390       389
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.978     $8.892    $6.523
Accumulation Unit Value, End of Period                                            $9.978    $8.892     $6.523    $8.177
Number of Units Outstanding, End of Period                                             0         0          0     1,896
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.072     $8.867    $7.834
Accumulation Unit Value, End of Period                                           $10.072    $8.867     $7.834    $9.696
Number of Units Outstanding, End of Period                                             0       996     10,041    13,255
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.139     $7.380    $5.580
Accumulation Unit Value, End of Period                                           $10.139    $7.380     $5.580    $6.420
Number of Units Outstanding, End of Period                                             0    13,036     13,436     2,852
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.538     $8.299    $7.808
Accumulation Unit Value, End of Period                                            $9.538    $8.299     $7.808   $11.458
Number of Units Outstanding, End of Period                                             0         0          0     2,080
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.829     $8.224    $5.784
Accumulation Unit Value, End of Period                                            $9.829    $8.224     $5.784    $7.084
Number of Units Outstanding, End of Period                                             0         0          0     1,591
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.199     $8.694    $6.580
Accumulation Unit Value, End of Period                                           $10.199    $8.694     $6.580    $8.220
Number of Units Outstanding, End of Period                                             0         0          0        25
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.295
Accumulation Unit Value, End of Period                                                 -         -     $7.295   $10.139
Number of Units Outstanding, End of Period                                             -         -          0       815
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.320     $9.927    $6.913
Accumulation Unit Value, End of Period                                           $10.320    $9.927     $6.913    $9.591
Number of Units Outstanding, End of Period                                             0         0          0     4,464
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.025    $11.154   $10.427
Accumulation Unit Value, End of Period                                           $10.025   $11.154    $10.427   $14.154
Number of Units Outstanding, End of Period                                             0         0          0       723
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $8.032
Accumulation Unit Value, End of Period                                                 -         -     $8.032   $10.316
Number of Units Outstanding, End of Period                                             -         -          0     1,032
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.838     $6.969    $4.373
Accumulation Unit Value, End of Period                                            $9.838    $6.969     $4.373    $5.459
Number of Units Outstanding, End of Period                                             0         0      1,362     2,229
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.895     $7.579    $5.518
Accumulation Unit Value, End of Period                                            $9.895    $7.579     $5.518    $7.007
Number of Units Outstanding, End of Period                                             0         0          0     1,791
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.159     $8.959    $5.953
Accumulation Unit Value, End of Period                                           $10.159    $8.959     $5.953    $7.300
Number of Units Outstanding, End of Period                                             0         0          0     3,110
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.927     $7.619    $5.225
Accumulation Unit Value, End of Period                                            $9.927    $7.619     $5.225    $6.900
Number of Units Outstanding, End of Period                                             0         0          0         0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.359    $10.519    $7.750
Accumulation Unit Value, End of Period                                           $10.359   $10.519     $7.750   $10.043
Number of Units Outstanding, End of Period                                             0         0      2,436     7,853
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.807     $8.086    $5.384
Accumulation Unit Value, End of Period                                            $9.807    $8.086     $5.384    $6.512
Number of Units Outstanding, End of Period                                             0         0          0         0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -         -          -         -
Accumulation Unit Value, End of Period                                                 -         -          -         -
Number of Units Outstanding, End of Period                                             -         -          -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.225     $9.831    $7.451
Accumulation Unit Value, End of Period                                           $10.225    $9.831     $7.451    $9.306
Number of Units Outstanding, End of Period                                             0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $10.316     $8.502    $6.479
Accumulation Unit Value, End of Period                                           $10.316    $8.502     $6.479    $8.164
Number of Units Outstanding, End of Period                                             0         0          0     1,296
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -         -    $10.000    $7.277
Accumulation Unit Value, End of Period                                                 -         -     $7.277   $10.676
Number of Units Outstanding, End of Period                                             -         -          0         0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000    $9.817     $7.965    $5.421
Accumulation Unit Value, End of Period                                            $9.817    $7.965     $5.421    $6.639
Number of Units Outstanding, End of Period                                             0         0          0     1,508



For the Period Beginning January 1* and Ending December 31                                                2004           2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.661        $7.360
Accumulation Unit Value, End of Period                                                                        $7.360        $8.889
Number of Units Outstanding, End of Period                                                                       997         1,288
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $9.828       $10.451
Accumulation Unit Value, End of Period                                                                       $10.451       $10.821
Number of Units Outstanding, End of Period                                                                    41,870        42,035
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $6.751        $7.357
Accumulation Unit Value, End of Period                                                                        $7.357        $8.523
Number of Units Outstanding, End of Period                                                                    46,242        45,614
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $8.177        $9.038
Accumulation Unit Value, End of Period                                                                        $9.038        $9.631
Number of Units Outstanding, End of Period                                                                    20,517        18,875
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                                  $7.401        $8.166
Accumulation Unit Value, End of Period                                                                        $8.166        $8.551
Number of Units Outstanding, End of Period                                                                       778           806
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.531       $11.866
Accumulation Unit Value, End of Period                                                                       $11.866       $12.372
Number of Units Outstanding, End of Period                                                                    18,479        17,240
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                                  $7.065        $7.608
Accumulation Unit Value, End of Period                                                                        $7.608        $7.622
Number of Units Outstanding, End of Period                                                                     1,471         1,471
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                                 $11.055       $12.027
Accumulation Unit Value, End of Period                                                                       $12.027       $12.612
Number of Units Outstanding, End of Period                                                                     8,960         8,960
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                                 $11.833       $12.208
Accumulation Unit Value, End of Period                                                                       $12.208       $12.367
Number of Units Outstanding, End of Period                                                                     2,307         1,928
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                                                  $4.733        $4.804
Accumulation Unit Value, End of Period                                                                        $4.804        $4.739
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                                 $10.703       $10.643
Accumulation Unit Value, End of Period                                                                       $10.643       $10.630
Number of Units Outstanding, End of Period                                                                         0             0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                                 $10.003        $9.892
Accumulation Unit Value, End of Period                                                                        $9.892        $9.969
Number of Units Outstanding, End of Period                                                                     1,215         1,263
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                                  $8.177        $8.866
Accumulation Unit Value, End of Period                                                                        $8.866        $9.096
Number of Units Outstanding, End of Period                                                                     1,429         2,086
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                                  $9.696       $10.492
Accumulation Unit Value, End of Period                                                                       $10.492       $11.143
Number of Units Outstanding, End of Period                                                                    11,233        10,025
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                                  $6.420        $7.595
Accumulation Unit Value, End of Period                                                                        $7.595        $8.535
Number of Units Outstanding, End of Period                                                                     2,500         2,499
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                                 $11.458       $13.829
Accumulation Unit Value, End of Period                                                                       $13.829       $18.150
Number of Units Outstanding, End of Period                                                                     1,662         1,769
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $7.084        $7.485
Accumulation Unit Value, End of Period                                                                        $7.485        $8.491
Number of Units Outstanding, End of Period                                                                       823           859
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                                  $8.220        $9.460
Accumulation Unit Value, End of Period                                                                        $9.460       $10.302
Number of Units Outstanding, End of Period                                                                        24            23
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                 $10.139       $12.087
Accumulation Unit Value, End of Period                                                                       $12.087       $13.933
Number of Units Outstanding, End of Period                                                                     5,338         5,315
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                                  $9.591       $10.775
Accumulation Unit Value, End of Period                                                                       $10.775       $11.865
Number of Units Outstanding, End of Period                                                                     3,952         3,936
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                                 $14.154       $18.928
Accumulation Unit Value, End of Period                                                                       $18.928       $21.722
Number of Units Outstanding, End of Period                                                                       386           310
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)                                                                                $11.100
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $12.091
Accumulation Unit Value, End of Period                                                                       $11.100             0
Number of Units Outstanding, End of Period                                                                         0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                                                 $10.316       $11.909
Accumulation Unit Value, End of Period                                                                       $11.909       $12.187
Number of Units Outstanding, End of Period                                                                       546           541
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $5.459        $5.729
Accumulation Unit Value, End of Period                                                                        $5.729        $6.062
Number of Units Outstanding, End of Period                                                                       543           545
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (2)
Accumulation Unit Value, Beginning of Period                                                                  $7.007        $7.325
Accumulation Unit Value, End of Period                                                                        $7.325        $7.817
Number of Units Outstanding, End of Period                                                                     1,018         1,085
AIM V.I. MID CAP CORE EQUITY (3)
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.792
Accumulation Unit Value, End of Period                                                                       $10.792       $11.385
Number of Units Outstanding, End of Period                                                                         0             0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $7.300        $7.570
Accumulation Unit Value, End of Period                                                                        $7.570        $7.841
Number of Units Outstanding, End of Period                                                                     3,110         3,110
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $6.900        $7.748
Accumulation Unit Value, End of Period                                                                        $7.748        $8.480
Number of Units Outstanding, End of Period                                                                         0             0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                 $10.043       $10.951
Accumulation Unit Value, End of Period                                                                       $10.951       $11.231
Number of Units Outstanding, End of Period                                                                     7,361         7,371
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                  $6.512        $6.917
Accumulation Unit Value, End of Period                                                                        $6.917        $7.788
Number of Units Outstanding, End of Period                                                                         0             0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.667
Accumulation Unit Value, End of Period                                                                       $10.667       $10.803
Number of Units Outstanding, End of Period                                                                         0             0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.211
Accumulation Unit Value, End of Period                                                                       $11.211       $11.168
Number of Units Outstanding, End of Period                                                                     3,137         3,137
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                                       -       $10.000
Accumulation Unit Value, End of Period                                                                             -       $11.304
Number of Units Outstanding, End of Period                                                                         -             0
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $10.923
Accumulation Unit Value, End of Period                                                                       $10.923       $11.838
Number of Units Outstanding, End of Period                                                                         0             0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 $10.000       $11.489
Accumulation Unit Value, End of Period                                                                       $11.489       $12.408
Number of Units Outstanding, End of Period                                                                         0             0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                  $9.306       $10.137
Accumulation Unit Value, End of Period                                                                       $10.137       $10.459
Number of Units Outstanding, End of Period                                                                       595           607
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                                  $8.164        $9.301
Accumulation Unit Value, End of Period                                                                        $9.301       $10.231
Number of Units Outstanding, End of Period                                                                         0             0
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                                                 $10.676       $13.211
Accumulation Unit Value, End of Period                                                                       $13.211       $13.864
Number of Units Outstanding, End of Period                                                                         0             0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                                  $6.639        $6.837
Accumulation Unit Value, End of Period                                                                        $6.837        $7.085
Number of Units Outstanding, End of Period                                                                       853           915




*Contracts with the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.88% and an administrative expense charge of 0.10%.



(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio - Class X will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money Market Portfolio - Class X Sub-Account.

(2) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1, 2006 we combined the AIM V.I. Growth - Series I Sub-Account into the AIM V.I. Capital Appreciation - Series I Sub-Account.

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May 1, 2006 we combined the we combined the AIM V.I. Premier Equity - Series I Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.

                Morgan Stanley Variable Annuity 3

Allstate Life Insurance Company                            Statement of Additional Information
Allstate Financial Advisors Separate Account I             Dated May 1, 2006
P.O. Box 80469
Lincoln, NE 68501-0469
1 (800) 654-2397

This Statement of Additional Information supplements the information in the prospectus for the Variable Annuity 3 Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2006, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Variable Annuity 3 Contracts.

                                TABLE OF CONTENTS

Description

Additions, Deletions or Substitutions of Investments
The Contract
         Purchase of Contracts
Calculation of Accumulation Unit Values
        Net Investment Factor
        Calculation of Variable Amount Income Payments
        Calculation of Annuity Unit Values

General Matters
         Incontestability
         Settlements
         Safekeeping of the Variable Account's Assets

Experts
Financial Statements
Appendix A - Accumulation Unit Values




ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio fund if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

AGREEMENTS WITH THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
On March 8, 2006, Allstate Life announced that it had entered into an agreement ("the Agreement") with Prudential Financial, Inc., and its subsidiary, The Prudential Insurance Company of America ("PICA"), pursuant to which Allstate Life will sell, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. The Agreement also provides that Allstate Life and PICA will enter into an administrative services agreement pursuant to which PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Contract.

The transaction is subject to regulatory approvals, and it is expected that it will be completed by the end of the second quarter of 2006.



PURCHASE OF CONTRACTS

Morgan Stanley DW Inc. is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but we reserve the right to do so at any time.

For the Variable Account, we paid commissions to Morgan Stanley DW of
 $30,408,546,  $25,689,897 and  $39,410,626 for the years 2003, 2004 and 2005 respectively.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

               (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

               (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

     o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

     o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.


EXPERTS

The consolidated financial statements of Allstate Life Insurance Company as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, and the related consolidated financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and changes in methods of accounting for embedded derivatives in modified coinsurance agreements and variable interest entities in
2003), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2005 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

o consolidated financial statements of Allstate Life as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 and related consolidated financial statement schedules, and


o the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the sub-accounts as of December 31, 2005 and for each of the periods in the two years then ended.


The consolidated financial statements and schedules of Allstate Life included herein should be considered only as bearing upon the ability of Allstate Life to meet its obligations under the Contracts.







                                   APPENDIX A

                            ACCUMULATION UNIT VALUES


The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges are contained in the prospectus. Attached as Appendix A to this SAI are tables showing the Accumulation Unit Values for all other classes of accumulation units available under the Contract. Accumulation Unit Values are shown since inception of the Variable Sub-Accounts or since the Contracts were first offered with the applicable Option(s), if later. All of the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Morgan Stanley VIS Information Sub-Account which commenced operations on November 6, 2000, and the Van Kampen LIT Emerging Growth (Class II) Variable Sub-Account which commenced operations on May 17, 2001, and the Van Kampen UIF Mid Cap Growth, Van Kampen LIT Comstock (Class II), LSA Aggressive Growth, and Putnam VT Small Cap Value Variable Sub-Accounts which were first offered on May 1, 2002.

The Van Kampen LIT Aggressive Growth,
AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities and FTVIP Templeton Foreign Securities Variable Sub-Accounts were first offered on May 1, 2004.


ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE PERFORMANCE DEATH BENEFIT OPTION


For the Period Beginning January 1* and Ending December 31,                           2000      2001      2002      2003      2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares))
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                       $10.000    $9.670    $6.801    $5.171    $6.408
Accumulation Unit Value, End of Period                                              $9.670    $6.801    $5.171    $6.408    $7.101
Number of Units Outstanding, End of Period                                         383,413   454,677    62,720   417,628   356,858
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                       $10.000   $10.675    $9.948    $8.014   $10.070
Accumulation Unit Value, End of Period                                             $10.675    $9.948    $8.014   $10.070   $10.736
Number of Units Outstanding, End of Period                                         438,718 1,236,410 1,359,754 1,396,083 1,258,432
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                       $10.000    $9.521    $6.841    $5.295    $6.393
Accumulation Unit Value, End of Period                                              $9.521    $6.841    $5.295    $6.393    $6.984
Number of Units Outstanding, End of Period                                       1,035,141 1,706,161 1,693,321 1,683,190 1,443,163
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                       $10.000    $9.183    $7.426    $5.742    $7.282
Accumulation Unit Value, End of Period                                              $9.183    $7.426    $5.742    $7.282    $8.070
Number of Units Outstanding, End of Period                                         284,828   418,373   395,883   425,781   381,556
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                       $10.000    $8.407    $6.334    $4.934    $6.356
Accumulation Unit Value, End of Period                                              $8.407    $6.334    $4.934    $6.356    $7.032
Number of Units Outstanding, End of Period                                         181,032   227,577   151,012   145,534   137,568
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                       $10.000    $9.924    $9.147    $7.866   $10.203
Accumulation Unit Value, End of Period                                              $9.924    $9.147    $7.866   $10.203   $11.526
Number of Units Outstanding, End of Period                                          73,926   176,270   287,520   333,317   322,125
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                       $10.000    $6.939    $4.518    $4.124    $5.178
Accumulation Unit Value, End of Period                                              $6.939    $4.518    $4.124    $5.178    $5.589
Number of Units Outstanding, End of Period                                          40,393   179,817   243,294   421,935   356,879
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                       $10.000   $10.022   $10.082    $9.143   $10.857
Accumulation Unit Value, End of Period                                             $10.022   $10.082    $9.143   $10.857   $11.844
Number of Units Outstanding, End of Period                                          17,095   108,292   164,567   206,462   203,182
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                       $10.000   $10.741   $11.569   $11.999   $12.779
Accumulation Unit Value, End of Period                                             $10.741   $11.569   $11.999   $12.779   $13.230
Number of Units Outstanding, End of Period                                         106,629   644,029   956,318   829,644   764,010
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                       $10.000    $9.290    $5.218    $2.916    $4.614
Accumulation Unit Value, End of Period                                              $9.290    $5.218    $2.916    $4.614    $4.699
Number of Units Outstanding, End of Period                                          57,578   146,827   146,097   175,714   121,810
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                       $10.000   $10.295   $10.802   $11.048   $11.101
Accumulation Unit Value, End of Period                                             $10.295   $10.802   $11.048   $11.101   $11.066
Number of Units Outstanding, End of Period                                          32,340   200,505   576,822   602,541   603,850
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                       $10.000   $10.254   $10.471   $10.429   $10.319
Accumulation Unit Value, End of Period                                             $10.254   $10.471   $10.429   $10.319   $10.230
Number of Units Outstanding, End of Period                                         333,297   951,781 1,463,833   908,235   616,028
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                       $10.000    $8.952    $7.715    $5.878    $7.387
Accumulation Unit Value, End of Period                                              $8.952    $7.715    $5.878    $7.387    $8.027
Number of Units Outstanding, End of Period                                         424,465 1,051,174 1,366,831 1,426,535 1,328,127
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                       $10.000    $9.915    $8.752    $7.751    $9.614
Accumulation Unit Value, End of Period                                              $9.915    $8.752    $7.751    $9.614   $10.431
Number of Units Outstanding, End of Period                                         474,436   917,051 1,027,725 1,038,099   945,026
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                       $10.000   $10.122    $7.381    $5.594    $6.459
Accumulation Unit Value, End of Period                                             $10.122    $7.381    $5.594    $6.459    $7.655
Number of Units Outstanding, End of Period                                         377,975   647,789   595,281   584,580   514,501
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                       $10.000    $6.381    $5.879    $5.277    $7.782
Accumulation Unit Value, End of Period                                              $6.381    $5.879    $5.277    $7.782    $9.441
Number of Units Outstanding, End of Period                                          31,762    66,955   118,128   112,751   110,348
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                       $10.000    $8.329    $6.966    $4.951    $6.094
Accumulation Unit Value, End of Period                                              $8.329    $6.966    $4.951    $6.094    $6.472
Number of Units Outstanding, End of Period                                         441,371   657,405   595,843   559,323   530,988
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                       $10.000    $9.047    $7.194    $5.896    $7.403
Accumulation Unit Value, End of Period                                              $9.047    $7.194    $5.896    $7.403    $8.562
Number of Units Outstanding, End of Period                                          38,115   134,109   133,204   169,601   181,261
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                             -         -   $10.000    $7.319   $10.224
Accumulation Unit Value, End of Period                                                   -         -    $7.319   $10.224   $12.250
Number of Units Outstanding, End of Period                                               -         -    50,957   107,052   121,693
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                       $10.000   $10.224    $9.755    $6.918    $9.646
Accumulation Unit Value, End of Period                                             $10.224    $9.755    $6.918    $9.646   $10.892
Number of Units Outstanding, End of Period                                          88,818   432,708   600,780   583,068   557,824
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                       $10.000   $11.494   $12.439   $12.076   $16.476
Accumulation Unit Value, End of Period                                             $11.494   $12.439   $12.076   $16.476   $22.142
Number of Units Outstanding, End of Period                                          25,524    72,958   131,902   139,260   126,800
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS
Accumulation Unit Value, Beginning of Period                                             -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                                   -         -         -         -   $11.138
Number of Units Outstanding, End of Period                                               -         -         -         -    23,031
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                             -         -   $10.000    $8.047   $10.369
Accumulation Unit Value, End of Period                                                   -         -    $8.047   $10.369   $11.997
Number of Units Outstanding, End of Period                                               -         -   280,004   506,782   644,084
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                                       $10.000    $8.123    $5.483    $3.647    $4.576
Accumulation Unit Value, End of Period                                              $8.123    $5.483    $3.647    $4.576    $4.826
Number of Units Outstanding, End of Period                                         788,781   840,217   684,505   640,748   550,386
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (2)
Accumulation Unit Value, Beginning of Period                                             -   $10.000    $8.099    $5.374    $6.727
Accumulation Unit Value, End of Period                                                   -    $8.099    $5.374    $6.727    $7.077
Number of Units Outstanding, End of Period                                               -   172,187   270,543   292,764   259,756
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $8.279    $6.257    $4.664    $5.952
Accumulation Unit Value, End of Period                                              $8.279    $6.257    $4.664    $5.952    $6.253
Number of Units Outstanding, End of Period                                         255,570   334,318   350,929   330,297   304,454
AIM V.I. CORE EQUITY (4)
Accumulation Unit Value, Beginning of Period                                            --        --        --        --        --
Accumulation Unit Value, End of Period                                                  --        --        --        --        --
Number of Units Outstanding, End of Period                                              --        --        --        --        --
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                             -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                                   -         -         -         -   $10.829
Number of Units Outstanding, End of Period                                               -         -         -         -     6,246
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                       $10.000    $7.994    $6.014    $4.250    $5.641
Accumulation Unit Value, End of Period                                              $7.994    $6.014    $4.250    $5.641    $6.366
Number of Units Outstanding, End of Period                                         132,881   228,473   214,930   255,157   270,886
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                       $10.000   $10.235   $10.099    $7.735   $10.074
Accumulation Unit Value, End of Period                                             $10.235   $10.099    $7.735   $10.074   $11.040
Number of Units Outstanding, End of Period                                         146,820 1,033,578 1,215,178 1,184,630 1,062,106
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                       $10.000    $7.973    $6.488    $4.421    $5.374
Accumulation Unit Value, End of Period                                              $7.973    $6.488    $4.421    $5.374    $5.737
Number of Units Outstanding, End of Period                                         403,783   539,301   541,542   533,138   458,318
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                             -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                                   -         -         -         -   $10.703
Number of Units Outstanding, End of Period                                               -         -         -         -     2,191
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                             -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                                   -         -         -         -   $11.249
Number of Units Outstanding, End of Period                                               -         -         -         -    27,352
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                             -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                                   -         -         -         -   $10.960
Number of Units Outstanding, End of Period                                               -         -         -         -     7,179
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                             -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                                   -         -         -         -   $11.528
Number of Units Outstanding, End of Period                                               -         -         -         -    17,571
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                       $10.000   $10.556    $9.735    $7.771    $9.753
Accumulation Unit Value, End of Period                                             $10.556    $9.735    $7.771    $9.753   $10.678
Number of Units Outstanding, End of Period                                           3,293   285,053   344,419   304,659   285,760
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                       $10.000    $9.009    $7.046    $5.716    $7.239
Accumulation Unit Value, End of Period                                              $9.009    $7.046    $5.716    $7.239    $8.288
Number of Units Outstanding, End of Period                                         267,159   434,350   588,980   533,525   472,533
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                             -         -   $10.000    $7.301   $10.766
Accumulation Unit Value, End of Period                                                   -         -    $7.301   $10.766   $13.389
Number of Units Outstanding, End of Period                                               -         -    71,944   123,936   127,561
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                       $10.000    $8.111    $6.200    $4.488    $5.524
Accumulation Unit Value, End of Period                                              $8.111    $6.200    $4.488    $5.524    $5.716
Number of Units Outstanding, End of Period                                         307,692   600,738   662,928   621,618   545,296


For the Period Beginning January 1* and Ending December 31,                                2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                             $7.101
Accumulation Unit Value, End of Period                                                   $8.587
Number of Units Outstanding, End of Period                                              352,351
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                            $10.736
Accumulation Unit Value, End of Period                                                  $11.145
Number of Units Outstanding, End of Period                                            1,076,026
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                             $6.984
Accumulation Unit Value, End of Period                                                   $8.113
Number of Units Outstanding, End of Period                                            1,179,382
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                             $8.070
Accumulation Unit Value, End of Period                                                   $8.616
Number of Units Outstanding, End of Period                                              304,520
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                             $7.032
Accumulation Unit Value, End of Period                                                   $7.376
Number of Units Outstanding, End of Period                                              128,432
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                            $11.526
Accumulation Unit Value, End of Period                                                  $12.058
Number of Units Outstanding, End of Period                                              326,131
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                             $5.589
Accumulation Unit Value, End of Period                                                   $5.613
Number of Units Outstanding, End of Period                                              308,894
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                            $11.844
Accumulation Unit Value, End of Period                                                  $12.453
Number of Units Outstanding, End of Period                                              192,707
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                            $13.230
Accumulation Unit Value, End of Period                                                  $13.437
Number of Units Outstanding, End of Period                                              694,113
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                             $4.699
Accumulation Unit Value, End of Period                                                   $4.639
Number of Units Outstanding, End of Period                                               90,711
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                            $11.066
Accumulation Unit Value, End of Period                                                  $11.069
Number of Units Outstanding, End of Period                                              490,183
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                            $10.230
Accumulation Unit Value, End of Period                                                  $10.335
Number of Units Outstanding, End of Period                                              496,319
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                             $8.027
Accumulation Unit Value, End of Period                                                   $8.261
Number of Units Outstanding, End of Period                                            1,139,468
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                            $10.431
Accumulation Unit Value, End of Period                                                  $11.107
Number of Units Outstanding, End of Period                                              840,536
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                             $7.655
Accumulation Unit Value, End of Period                                                   $8.625
Number of Units Outstanding, End of Period                                              463,318
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                             $9.441
Accumulation Unit Value, End of Period                                                  $12.452
Number of Units Outstanding, End of Period                                              106,944
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                             $6.472
Accumulation Unit Value, End of Period                                                   $7.379
Number of Units Outstanding, End of Period                                              367,080
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                             $8.562
Accumulation Unit Value, End of Period                                                   $9.371
Number of Units Outstanding, End of Period                                              163,192
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                            $12.250
Accumulation Unit Value, End of Period                                                  $14.191
Number of Units Outstanding, End of Period                                              118,192
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                            $10.892
Accumulation Unit Value, End of Period                                                  $12.053
Number of Units Outstanding, End of Period                                              515,859
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                            $22.142
Accumulation Unit Value, End of Period                                                  $25.538
Number of Units Outstanding, End of Period                                              112,085
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS
Accumulation Unit Value, Beginning of Period                                            $11.138
Accumulation Unit Value, End of Period                                                  $12.195
Number of Units Outstanding, End of Period                                               29,797
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                            $11.997
Accumulation Unit Value, End of Period                                                  $12.307
Number of Units Outstanding, End of Period                                              699,360
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                                             $4.826
Accumulation Unit Value, End of Period                                                   $5.133
Number of Units Outstanding, End of Period                                              429,514
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (2)
Accumulation Unit Value, Beginning of Period                                             $7.077
Accumulation Unit Value, End of Period                                                   $7.506
Number of Units Outstanding, End of Period                                              203,011
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION (3)                                                        $6.253
Accumulation Unit Value, Beginning of Period                                             $6.706
Accumulation Unit Value, End of Period                                                  254,117
Number of Units Outstanding, End of Period
AIM V.I. CORE EQUITY (4)
Accumulation Unit Value, Beginning of Period                                         --
Accumulation Unit Value, End of Period                                               --
AIM V.I. MID CAP CORE EQUITY                                                         --
Accumulation Unit Value, Beginning of Period                                            $10.829
Accumulation Unit Value, End of Period                                                  $11.483
Number of Units Outstanding, End of Period                                               14,826
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                             $6.366
Accumulation Unit Value, End of Period                                                   $7.003
Number of Units Outstanding, End of Period                                              265,129
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                            $11.040
Accumulation Unit Value, End of Period                                                  $11.378
Number of Units Outstanding, End of Period                                              955,381
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                             $5.737
Accumulation Unit Value, End of Period                                                   $6.492
Number of Units Outstanding, End of Period                                              435,012
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                            $10.703
Accumulation Unit Value, End of Period                                                  $10.896
Number of Units Outstanding, End of Period                                                4,489
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                            $11.249
Accumulation Unit Value, End of Period                                                  $11.261
Number of Units Outstanding, End of Period                                              104,600
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                            $10.960
Accumulation Unit Value, End of Period                                                  $11.939
Number of Units Outstanding, End of Period                                               65,412
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                            $11.528
Accumulation Unit Value, End of Period                                                  $12.514
Number of Units Outstanding, End of Period                                               72,747
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                            $10.678
Accumulation Unit Value, End of Period                                                  $11.071
Number of Units Outstanding, End of Period                                              240,104
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                             $8.288
Accumulation Unit Value, End of Period                                                   $9.162
Number of Units Outstanding, End of Period                                              428,281
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                            $13.389
Accumulation Unit Value, End of Period                                                  $14.120
Number of Units Outstanding, End of Period                                              138,750
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                             $5.716
Accumulation Unit Value, End of Period                                                   $5.953
Number of Units Outstanding, End of Period                                              390,753









*Contracts with the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit
Values on page A-1 above. The Accumulation Unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

(1) Effective  June 23, 2006,  the Morgan  Stanley VIS  Information  Portfolio -
Class Y will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class Y Sub-account.

(2) The Variable  Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(3) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I.  Growth - Series I  Sub-Account  into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(4) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the AIM V.I.  Premier Equity - Series I Sub-Account into the
AIM V.I. Core Equity - Series I Sub-Account.

ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT   SINCE   CONTRACTS  WERE  FIRST  OFFERED  WITH  THE  DEATH  BENEFIT
COMBINATION OPTION


For the Period Beginning January 1* and Ending December 31),                       2000      2001      2002      2003      2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                    $10.000    $9.664    $6.789    $5.156    $6.383
Accumulation Unit Value, End of Period                                           $9.664    $6.789    $5.156    $6.383    $7.066
Number of Units Outstanding, End of Period                                      256,441   436,004   500,733   490,963   427,422
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                    $10.000   $10.669    $9.930    $7.991   $10.030
Accumulation Unit Value, End of Period                                          $10.669    $9.930    $7.991   $10.030   $10.682
Number of Units Outstanding, End of Period                                      279,490   994,366 1,381,111 1,488,302 1,347,847
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                    $10.000    $9.515    $6.829    $5.280    $6.368
Accumulation Unit Value, End of Period                                           $9.515    $6.829    $5.280    $6.368    $6.949
Number of Units Outstanding, End of Period                                      692,900 1,351,618 1,722,405 1,791,930 1,549,931
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                    $10.000    $9.178    $7.414    $5.726    $7.253
Accumulation Unit Value, End of Period                                           $9.178    $7.414    $5.726    $7.253    $8.030
Number of Units Outstanding, End of Period                                      222,221   359,098   441,085   462,045   433,021
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                    $10.000    $8.402    $6.323    $4.920    $6.331
Accumulation Unit Value, End of Period                                           $8.402    $6.323    $4.920    $6.331    $6.997
Number of Units Outstanding, End of Period                                      110,885   137,873   127,797   133,453   131,478
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                    $10.000    $9.918    $9.131    $7.844   $10.163
Accumulation Unit Value, End of Period                                           $9.918    $9.131    $7.844   $10.163   $11.468
Number of Units Outstanding, End of Period                                       34,125   173,267   358,014   446,295   481,525
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                    $10.000    $6.935    $4.510    $4.112    $5.157
Accumulation Unit Value, End of Period                                           $6.935    $4.510    $4.112    $5.157    $5.561
Number of Units Outstanding, End of Period                                      139,820   213,247   335,188   642,860   540,477
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                    $10.000   $10.016   $10.065    $9.118   $10.814
Accumulation Unit Value, End of Period                                          $10.016   $10.065    $9.118   $10.814   $11.785
Number of Units Outstanding, End of Period                                       36,714   150,236   248,486 1,168,417 1,004,477
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                    $10.000   $10.248   $11.549   $11.965   $12.729
Accumulation Unit Value, End of Period                                          $10.248   $11.549   $11.965   $12.729   $13.164
Number of Units Outstanding, End of Period                                       83,975   821,947 1,812,603 1,527,428 1,301,953
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                    $10.000    $9.289    $5.211    $2.909    $4.598
Accumulation Unit Value, End of Period                                           $9.289    $5.211    $2.909    $4.598    $4.677
Number of Units Outstanding, End of Period                                       26,108   170,133   152,195   172,759   166,130
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                    $10.000   $10.289   $10.783   $11.017   $11.058
Accumulation Unit Value, End of Period                                          $10.289   $10.783   $11.017   $11.058   $11.011
Number of Units Outstanding, End of Period                                       21,819   335,922   858,697 1,125,940   951,252
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                    $10.000   $10.248   $10.453   $10.400   $10.278
Accumulation Unit Value, End of Period                                          $10.248   $10.453   $10.400   $10.278   $10.178
Number of Units Outstanding, End of Period                                      322,690 1,095,666 1,597,019 1,123,944   741,890
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                    $10.000    $8.946    $7.702    $5.862    $7.358
Accumulation Unit Value, End of Period                                           $8.946    $7.702    $5.862    $7.358    $7.987
Number of Units Outstanding, End of Period                                      283,453   851,343 1,585,106 2,047,393 1,910,356
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                    $10.000    $9.909    $8.837    $7.729    $9.577
Accumulation Unit Value, End of Period                                           $9.909    $8.837    $7.729    $9.577   $10.379
Number of Units Outstanding, End of Period                                      456,525   932,911 1,309,753 1,377,829 1,334,249
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                    $10.000   $10.116    $7.369    $5.578    $6.433
Accumulation Unit Value, End of Period                                          $10.116    $7.369    $5.578    $6.433    $7.616
Number of Units Outstanding, End of Period                                      357,734   564,418   668,026   734,509   657,696
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                    $10.000    $6.377    $5.869    $5.262    $7.752
Accumulation Unit Value, End of Period                                           $6.377    $5.869    $5.262    $7.752    $9.393
Number of Units Outstanding, End of Period                                       78,128   125,949   172,084   144,846   150,964
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                    $10.000    $8.324    $6.954    $4.937    $6.071
Accumulation Unit Value, End of Period                                           $8.324    $6.954    $4.937    $6.071    $6.439
Number of Units Outstanding, End of Period                                      301,548   431,332   456,897   532,130   514,290
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                    $10.000    $9.041    $7.181    $5.880    $7.374
Accumulation Unit Value, End of Period                                           $9.041    $7.181    $5.880    $7.374    $8.519
Number of Units Outstanding, End of Period                                       73,831   120,221   163,628   236,961   238,284
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                          -         -   $10.000    $7.314   $10.205
Accumulation Unit Value, End of Period                                                -         -    $7.314   $10.205   $12.214
Number of Units Outstanding, End of Period                                            -         -    78,423   184,747   188,752
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                    $10.000   $10.217    $9.739    $6.899    $9.609
Accumulation Unit Value, End of Period                                          $10.217    $9.739    $6.899    $9.609   $10.837
Number of Units Outstanding, End of Period                                       98,471   484,236   930,000 1,028,980   936,164
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                    $10.000   $11.487   $12.418   $12.042   $16.411
Accumulation Unit Value, End of Period                                          $11.487   $12.418   $12.042   $16.411   $22.031
Number of Units Outstanding, End of Period                                       23,718    90,218   200,431   234,006   215,474
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                          -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                                -         -         -         -   $11.130
Number of Units Outstanding, End of Period                                            -         -         -         -    35,346
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                          -         -   $10.000    $8.041   $10.350
Accumulation Unit Value, End of Period                                                -         -    $8.041   $10.350   $11.962
Number of Units Outstanding, End of Period                                            -         -   663,761 1,266,222 1,531,776
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                                    $10.000    $8.118    $5.473    $3.637    $4.558
Accumulation Unit Value, End of Period                                           $8.118    $5.473    $3.637    $4.558    $4.802
Number of Units Outstanding, End of Period                                      663,700   845,177   708,543   656,167   528,663
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (2)
Accumulation Unit Value, Beginning of Period                                          -   $10.000    $8.094    $5.364    $6.707
Accumulation Unit Value, End of Period                                                -    $8.094    $5.364    $6.707    $7.049
Number of Units Outstanding, End of Period                                            -   182,095   495,589   500,983   461,976
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION (3)
Accumulation Unit Value, Beginning of Period                                    $10.000    $8.273    $6.247    $4.650    $5.928
Accumulation Unit Value, End of Period                                           $8.273    $6.247    $4.650    $5.928    $6.221
Number of Units Outstanding, End of Period                                      146,236   267,191   412,123   599,760   533,269
AIM V.I. CORE EQUITY (4)
Accumulation Unit Value, Beginning of Period                                          -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                                -         -         -         -   $10.821
Number of Units Outstanding, End of Period                                            -         -         -         -    17,828
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                    $10.000    $7.989    $6.003    $4.238    $5.619
Accumulation Unit Value, End of Period                                           $7.989    $6.003    $4.238    $5.619    $6.334
Number of Units Outstanding, End of Period                                      126,220   223,872   302,481   421,273   451,056
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                    $10.000   $10.228   $10.081    $7.713   $10.035
Accumulation Unit Value, End of Period                                          $10.228   $10.081    $7.713   $10.035   $10.985
Number of Units Outstanding, End of Period                                      139,161 1,024,922 1,562,496 1,690,954 1,671,288
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                    $10.000    $7.968    $6.477    $4.408    $5.353
Accumulation Unit Value, End of Period                                           $7.968    $6.477    $4.408    $5.353    $5.708
Number of Units Outstanding, End of Period                                      373,195   577,287   602,725   766,215   721,643
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                          -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                                -         -         -         -   $10.695
Number of Units Outstanding, End of Period                                            -         -         -         -    15,886
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                          -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                                -         -         -         -   $11.240
Number of Units Outstanding, End of Period                                            -         -         -         -    42,318
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                          -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                                -         -         -         -   $10.952
Number of Units Outstanding, End of Period                                            -         -         -         -    24,502
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                          -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                                -         -         -         -   $11.519
Number of Units Outstanding, End of Period                                            -         -         -         -    44,013
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                    $10.000   $10.549    $9.718    $7.749    $9.715
Accumulation Unit Value, End of Period                                          $10.549    $9.718    $7.749    $9.715   $10.624
Number of Units Outstanding, End of Period                                       59,847   313,375   545,726   744,288   591,161
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                    $10.000    $9.003    $7.034    $5.700    $7.210
Accumulation Unit Value, End of Period                                           $9.003    $7.034    $5.700    $7.210    $8.246
Number of Units Outstanding, End of Period                                      180,652   401,979   569,619   564,642   516,366
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                          -         -   $10.000    $7.296   $10.746
Accumulation Unit Value, End of Period                                                -         -    $7.296   $10.746   $13.349
Number of Units Outstanding, End of Period                                            -         -   305,980   445,143   485,217
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                    $10.000    $8.106    $6.189    $4.475    $5.502
Accumulation Unit Value, End of Period                                           $8.106    $6.189    $4.475    $5.502    $5.688
Number of Units Outstanding, End of Period                                      292,798   570,627   734,266   661,226   617,844



For the Period Beginning January 1* and Ending December 31),                              2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                            $7.066
Accumulation Unit Value, End of Period                                                  $8.535
Number of Units Outstanding, End of Period                                             340,319
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.682
Accumulation Unit Value, End of Period                                                 $11.077
Number of Units Outstanding, End of Period                                           1,142,480
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                            $6.949
Accumulation Unit Value, End of Period                                                  $8.063
Number of Units Outstanding, End of Period                                           1,272,029
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                            $8.030
Accumulation Unit Value, End of Period                                                  $8.564
Number of Units Outstanding, End of Period                                             387,345
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                            $6.997
Accumulation Unit Value, End of Period                                                  $7.331
Number of Units Outstanding, End of Period                                             115,446
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                           $11.468
Accumulation Unit Value, End of Period                                                 $11.985
Number of Units Outstanding, End of Period                                             470,394
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                            $5.561
Accumulation Unit Value, End of Period                                                  $5.579
Number of Units Outstanding, End of Period                                             384,421
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                           $11.785
Accumulation Unit Value, End of Period                                                 $12.377
Number of Units Outstanding, End of Period                                             798,338
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                           $13.164
Accumulation Unit Value, End of Period                                                 $13.355
Number of Units Outstanding, End of Period                                           1,111,321
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                            $4.677
Accumulation Unit Value, End of Period                                                  $4.613
Number of Units Outstanding, End of Period                                             125,306
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                           $11.011
Accumulation Unit Value, End of Period                                                 $11.001
Number of Units Outstanding, End of Period                                             829,027
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                           $10.178
Accumulation Unit Value, End of Period                                                 $10.272
Number of Units Outstanding, End of Period                                             720,117
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                            $7.987
Accumulation Unit Value, End of Period                                                  $8.210
Number of Units Outstanding, End of Period                                           1,700,618
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                           $10.379
Accumulation Unit Value, End of Period                                                 $11.040
Number of Units Outstanding, End of Period                                           1,151,169
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                            $7.616
Accumulation Unit Value, End of Period                                                  $8.572
Number of Units Outstanding, End of Period                                             538,300
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                            $9.393
Accumulation Unit Value, End of Period                                                 $12.376
Number of Units Outstanding, End of Period                                             163,988
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                            $6.439
Accumulation Unit Value, End of Period                                                  $7.334
Number of Units Outstanding, End of Period                                             436,679
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                            $8.519
Accumulation Unit Value, End of Period                                                  $9.313
Number of Units Outstanding, End of Period                                             200,916
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           $12.214
Accumulation Unit Value, End of Period                                                 $14.134
Number of Units Outstanding, End of Period                                             200,084
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                           $10.837
Accumulation Unit Value, End of Period                                                 $11.980
Number of Units Outstanding, End of Period                                             880,280
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                           $22.031
Accumulation Unit Value, End of Period                                                 $25.382
Number of Units Outstanding, End of Period                                             189,199
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                           $11.130
Accumulation Unit Value, End of Period                                                 $12.172
Number of Units Outstanding, End of Period                                              34,037
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                           $11.962
Accumulation Unit Value, End of Period                                                 $12.257
Number of Units Outstanding, End of Period                                           1,529,185
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                                            $4.802
Accumulation Unit Value, End of Period                                                  $5.101
Number of Units Outstanding, End of Period                                             378,012
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (2)
Accumulation Unit Value, Beginning of Period                                            $7.049
Accumulation Unit Value, End of Period                                                  $7.468
Number of Units Outstanding, End of Period                                             400,905
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION (3)
Accumulation Unit Value, Beginning of Period                                            $6.221
Accumulation Unit Value, End of Period                                                  $6.665
Number of Units Outstanding, End of Period                                             501,230
AIM V.I. CORE EQUITY (4)
Accumulation Unit Value, Beginning of Period                                        --
Accumulation Unit Value, End of Period                                              --
Number of Units Outstanding, End of Period                                          --
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           $10.821
Accumulation Unit Value, End of Period                                                 $11.462
Number of Units Outstanding, End of Period                                              22,544
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                            $6.334
Accumulation Unit Value, End of Period                                                  $6.960
Number of Units Outstanding, End of Period                                             432,132
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                           $10.985
Accumulation Unit Value, End of Period                                                 $11.309
Number of Units Outstanding, End of Period                                           1,431,212
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                            $5.708
Accumulation Unit Value, End of Period                                                  $6.452
Number of Units Outstanding, End of Period                                             708,345
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                           $10.695
Accumulation Unit Value, End of Period                                                 $10.876
Number of Units Outstanding, End of Period                                              16,833
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                           $11.240
Accumulation Unit Value, End of Period                                                 $11.241
Number of Units Outstanding, End of Period                                             108,603
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                           $10.952
Accumulation Unit Value, End of Period                                                 $11.916
Number of Units Outstanding, End of Period                                             144,079
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                           $11.519
Accumulation Unit Value, End of Period                                                 $12.491
Number of Units Outstanding, End of Period                                             134,184
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                           $10.624
Accumulation Unit Value, End of Period                                                 $11.004
Number of Units Outstanding, End of Period                                             507,798
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                            $8.246
Accumulation Unit Value, End of Period                                                  $9.106
Number of Units Outstanding, End of Period                                             533,021
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                           $13.349
Accumulation Unit Value, End of Period                                                 $14.063
Number of Units Outstanding, End of Period                                             459,194
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                            $5.688
Accumulation Unit Value, End of Period                                                  $5.917
Number of Units Outstanding, End of Period                                             492,552









*Contracts with the Death Benefit Combination Option were first offered under the Contracts on June 5, 2000. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

(1) Effective  June 23, 2006,  the Morgan  Stanley VIS  Information  Portfolio -
Class Y will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class Y Sub-account.

(2) The Variable  Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(3) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I.  Growth - Series I  Sub-Account  into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(4) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the AIM V.I.  Premier Equity - Series I Sub-Account into the
AIM V.I. Core Equity - Series I Sub-Account.







ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT   SINCE  CONTRACTS  WERE  FIRST  OFFERED  WITH  THE  INCOME  BENEFIT
COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31,                              2000     2001    2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                          $10.000   $9.661  $6.783   $5.148   $6.369
Accumulation Unit Value, End of Period                                                 $9.661   $6.783  $5.148   $6.369   $7.046
Number of Units Outstanding, End of Period                                             42,754  174,685 256,420  295,950  262,263
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                          $10.000  $10.665  $9.921   $7.979  $10.009
Accumulation Unit Value, End of Period                                                $10.665   $9.921  $7.979  $10.009  $10.653
Number of Units Outstanding, End of Period                                             21,693  235,720 421,155  500,347  472,460
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                          $10.000   $9.512  $6.823   $5.272   $6.355
Accumulation Unit Value, End of Period                                                 $9.512   $6.823  $5.272   $6.355   $6.930
Number of Units Outstanding, End of Period                                             85,912  365,394 584,017  663,185  624,822
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                                          $10.000   $9.175  $7.407   $5.717   $7.238
Accumulation Unit Value, End of Period                                                 $9.175   $7.407  $5.717   $7.238   $8.008
Number of Units Outstanding, End of Period                                             33,630  125,570 273,929  298,415  282,437
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                          $10.000   $8.399  $6.317   $4.912   $6.318
Accumulation Unit Value, End of Period                                                 $8.399   $6.317  $4.912   $6.318   $6.978
Number of Units Outstanding, End of Period                                             29,414   52,850  75,455   95,232   82,030
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                          $10.000   $9.914  $9.123   $7.832  $10.141
Accumulation Unit Value, End of Period                                                 $9.914   $9.123  $7.832  $10.141  $11.437
Number of Units Outstanding, End of Period                                                725   71,662 195,517  283,850  346,948
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                          $10.000   $6.933  $4.506   $4.106   $5.146
Accumulation Unit Value, End of Period                                                 $6.933   $4.506  $4.106   $5.146   $5.546
Number of Units Outstanding, End of Period                                              6,400   60,626 144,983  313,755  364,784
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                          $10.000  $10.013 $10.055   $9.103  $10.791
Accumulation Unit Value, End of Period                                                $10.013  $10.055  $9.103  $10.791  $11.752
Number of Units Outstanding, End of Period                                                  0   37,712  82,651  129,269  143,673
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                          $10.000  $10.730 $11.538  $11.947  $12.702
Accumulation Unit Value, End of Period                                                $10.730  $11.538 $11.947  $12.702  $13.128
Number of Units Outstanding, End of Period                                             11,910  208,135 449,444  438,057  459,141
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                          $10.000   $9.288  $5.208   $2.905   $4.589
Accumulation Unit Value, End of Period                                                 $9.288   $5.208  $2.905   $4.589   $4.666
Number of Units Outstanding, End of Period                                              1,995   67,595 119,487  166,922  142,196
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                          $10.000  $10.285 $10.773  $11.000  $11.034
Accumulation Unit Value, End of Period                                                $10.285  $10.773 $11.000  $11.034  $10.981
Number of Units Outstanding, End of Period                                              8,832  139,644 562,816  651,487  590,495
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                          $10.000  $10.244 $10.443  $10.384  $10.256
Accumulation Unit Value, End of Period                                                $10.244  $10.443 $10.384  $10.256  $10.151
Number of Units Outstanding, End of Period                                             42,625  473,269 651,222  349,472  297,482
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                          $10.000   $8.943  $7.694   $5.853   $7.342
Accumulation Unit Value, End of Period                                                 $8.943   $7.694  $5.853   $7.342   $7.965
Number of Units Outstanding, End of Period                                             18,563  314,650 639,982  827,234  813,625
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                          $10.000   $9.905  $8.729   $7.717   $9.556
Accumulation Unit Value, End of Period                                                 $9.905   $8.729  $7.717   $9.556  $10.351
Number of Units Outstanding, End of Period                                             18,516  202,350 296,576  396,752  434,654
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                          $10.000  $10.113  $7.362   $5.570   $6.420
Accumulation Unit Value, End of Period                                                $10.113   $7.362  $5.570   $6.420   $7.595
Number of Units Outstanding, End of Period                                             14,072  113,013 146,863  153,059  177,833
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                          $10.000   $6.375  $5.863   $5.254   $7.735
Accumulation Unit Value, End of Period                                                 $6.375   $5.863  $5.254   $7.735   $9.367
Number of Units Outstanding, End of Period                                             28,025   39,539 126,816  163,520  191,255
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                          $10.000   $8.321  $6.947   $4.929   $6.058
Accumulation Unit Value, End of Period                                                 $8.321   $6.947  $4.929   $6.058   $6.422
Number of Units Outstanding, End of Period                                             28,025   66,571 157,942  255,722  246,238
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                          $10.000   $9.038  $7.175   $5.871   $7.358
Accumulation Unit Value, End of Period                                                 $9.038   $7.175  $5.871   $7.358   $8.496
Number of Units Outstanding, End of Period                                              6,737   44,320  83,338  135,827  143,327
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                -        - $10.000   $7.311  $10.195
Accumulation Unit Value, End of Period                                                      -        -  $7.311  $10.195  $12.194
Number of Units Outstanding, End of Period                                                  -        -  42,389  112,784  127,863
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                          $10.000  $10.214  $9.729   $6.888   $9.588
Accumulation Unit Value, End of Period                                                $10.214   $9.729  $6.888   $9.588  $10.807
Number of Units Outstanding, End of Period                                             13,153  289,059 570,396  644,672  623,287
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                          $10.000  $11.483 $12.406  $12.024  $16.376
Accumulation Unit Value, End of Period                                                $11.483  $12.406 $12.024  $16.376  $21.971
Number of Units Outstanding, End of Period                                              4,475   42,773 147,714  167,421  150,898
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                                -        -       -        -  $10.000
Accumulation Unit Value, End of Period                                                      -        -       -        -  $11.125
Number of Units Outstanding, End of Period                                                  -        -       -        -   43,737
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                                -        - $10.000   $8.038  $10.339
Accumulation Unit Value, End of Period                                                      -        -  $8.038  $10.339  $11.942
Number of Units Outstanding, End of Period                                                  -        - 299,434  655,388  825,722
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                                          $10.000   $8.115  $5.468   $3.631   $4.548
Accumulation Unit Value, End of Period                                                 $8.115   $5.468  $3.631   $4.548   $4.789
Number of Units Outstanding, End of Period                                            196,257  281,050     261  249,079  219,439
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (2)
Accumulation Unit Value, Beginning of Period                                                -  $10.000  $8.090   $5.359   $6.697
Accumulation Unit Value, End of Period                                                      -   $8.090  $5.359   $6.697   $7.034
Number of Units Outstanding, End of Period                                                  -  219,730 474,867  564,240  502,029
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION (3)
Accumulation Unit Value, Beginning of Period                                          $10.000   $8.271  $6.241   $4.643   $5.916
Accumulation Unit Value, End of Period                                                 $8.271   $6.241  $4.643   $5.916   $6.204
Number of Units Outstanding, End of Period                                              6,211   96,658 231,645  287,723  268,632
AIM V.I. CORE EQUITY (4)
Accumulation Unit Value, Beginning of Period                                                -        -       -        -  $10.000
Accumulation Unit Value, End of Period                                                      -        -       -        -  $10.816
Number of Units Outstanding, End of Period                                                  -        -       -        -    7,239
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                          $10.000   $7.987  $5.997   $4.232   $5.607
Accumulation Unit Value, End of Period                                                 $7.987   $5.997  $4.232   $5.607   $6.317
Number of Units Outstanding, End of Period                                              8,756  104,686 136,411  183,502  203,083
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                          $10.000  $10.225 $10.072   $7.701  $10.013
Accumulation Unit Value, End of Period                                                $10.225  $10.072  $7.701  $10.013  $10.955
Number of Units Outstanding, End of Period                                              7,310  426,575 770,127  815,187  739,834
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                          $10.000   $7.965  $6.471   $4.402   $5.341
Accumulation Unit Value, End of Period                                                 $7.965   $6.471  $4.402   $5.341   $5.692
Number of Units Outstanding, End of Period                                             30,555  141,332 266,582  298,215  285,393
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                                -        -       -        -  $10.000
Accumulation Unit Value, End of Period                                                      -        -       -        -  $10.691
Number of Units Outstanding, End of Period                                                  -        -       -        -    1,404
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                                -        -       -        -  $10.000
Accumulation Unit Value, End of Period                                                      -        -       -        -  $11.236
Number of Units Outstanding, End of Period                                                  -        -       -        -   26,473
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                                -        -       -        -  $10.000
Accumulation Unit Value, End of Period                                                      -        -       -        -  $10.947
Number of Units Outstanding, End of Period                                                  -        -       -        -   16,625
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                                -        -       -        -  $10.000
Accumulation Unit Value, End of Period                                                      -        -       -        -  $11.515
Number of Units Outstanding, End of Period                                                  -        -       -        -   23,770
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                          $10.000  $10.546  $9.709   $7.737   $9.694
Accumulation Unit Value, End of Period                                                $10.546   $9.709  $7.737   $9.694  $10.595
Number of Units Outstanding, End of Period                                             10,484   59,852 122,668  143,446  132,544
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                          $10.000   $9.000  $7.028   $5.691   $7.195
Accumulation Unit Value, End of Period                                                 $9.000   $7.028  $5.691   $7.195   $8.223
Number of Units Outstanding, End of Period                                             23,069  229,523 513,582  600,746  565,839
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                                -        - $10.000   $7.293  $10.735
Accumulation Unit Value, End of Period                                                      -        -  $7.293  $10.735  $13.328
Number of Units Outstanding, End of Period                                                  -        - 117,413  204,374  194,831
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                          $10.000   $8.103  $6.183   $4.468   $5.490
Accumulation Unit Value, End of Period                                                 $8.103   $6.183  $4.468   $5.490   $5.672
Number of Units Outstanding, End of Period                                             94,544  203,000 374,566  442,740  401,713



For the Period Beginning January 1* and Ending December 31,                              2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                           $7.046
Accumulation Unit Value, End of Period                                                 $8.507
Number of Units Outstanding, End of Period                                            245,674
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                          $10.653
Accumulation Unit Value, End of Period                                                $11.040
Number of Units Outstanding, End of Period                                            443,270
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                           $6.930
Accumulation Unit Value, End of Period                                                 $8.037
Number of Units Outstanding, End of Period                                            544,766
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                                           $8.008
Accumulation Unit Value, End of Period                                                 $8.535
Number of Units Outstanding, End of Period                                            252,518
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                           $6.978
Accumulation Unit Value, End of Period                                                 $7.306
Number of Units Outstanding, End of Period                                             78,841
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                          $11.437
Accumulation Unit Value, End of Period                                                $11.945
Number of Units Outstanding, End of Period                                            334,877
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                           $5.546
Accumulation Unit Value, End of Period                                                 $5.561
Number of Units Outstanding, End of Period                                            299,040
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                          $11.752
Accumulation Unit Value, End of Period                                                $12.336
Number of Units Outstanding, End of Period                                            153,296
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                          $13.128
Accumulation Unit Value, End of Period                                                $13.311
Number of Units Outstanding, End of Period                                            435,508
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                           $4.666
Accumulation Unit Value, End of Period                                                 $4.599
Number of Units Outstanding, End of Period                                            103,728
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                          $10.981
Accumulation Unit Value, End of Period                                                $10.965
Number of Units Outstanding, End of Period                                            516,195
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                          $10.151
Accumulation Unit Value, End of Period                                                $10.238
Number of Units Outstanding, End of Period                                            258,659
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                           $7.965
Accumulation Unit Value, End of Period                                                 $8.183
Number of Units Outstanding, End of Period                                            709,396
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                          $10.351
Accumulation Unit Value, End of Period                                                $11.003
Number of Units Outstanding, End of Period                                            384,516
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                           $7.595
Accumulation Unit Value, End of Period                                                 $8.544
Number of Units Outstanding, End of Period                                            171,227
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                           $9.367
Accumulation Unit Value, End of Period                                                $12.334
Number of Units Outstanding, End of Period                                            214,581
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                           $6.422
Accumulation Unit Value, End of Period                                                 $7.309
Number of Units Outstanding, End of Period                                            225,147
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                           $8.496
Accumulation Unit Value, End of Period                                                 $9.282
Number of Units Outstanding, End of Period                                            132,746
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                          $12.194
Accumulation Unit Value, End of Period                                                $14.103
Number of Units Outstanding, End of Period                                            124,661
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                          $10.807
Accumulation Unit Value, End of Period                                                $11.940
Number of Units Outstanding, End of Period                                            568,527
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                          $21.971
Accumulation Unit Value, End of Period                                                $25.298
Number of Units Outstanding, End of Period                                            142,875
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                          $11.125
Accumulation Unit Value, End of Period                                                $12.161
Number of Units Outstanding, End of Period                                             36,429
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                          $11.942
Accumulation Unit Value, End of Period                                                $12.230
Number of Units Outstanding, End of Period                                            791,506
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                                           $4.789
Accumulation Unit Value, End of Period                                                 $5.084
Number of Units Outstanding, End of Period                                            213,137
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (2)
Accumulation Unit Value, Beginning of Period                                           $7.034
Accumulation Unit Value, End of Period                                                 $7.447
Number of Units Outstanding, End of Period                                            440,100
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION (3)                                                      $6.204
Accumulation Unit Value, Beginning of Period                                           $6.642
Accumulation Unit Value, End of Period                                                254,069
Number of Units Outstanding, End of Period
AIM V.I. CORE EQUITY (4)                                                             $
Accumulation Unit Value, Beginning of Period                                         $
Accumulation Unit Value, End of Period
Number of Units Outstanding, End of Period
AIM V.I. MID CAP CORE EQUITY                                                          $10.816
Accumulation Unit Value, Beginning of Period                                          $11.450
Accumulation Unit Value, End of Period                                                 13,811
Number of Units Outstanding, End of Period
ALLIANCEBERNSTEIN GROWTH                                                               $6.317
Accumulation Unit Value, Beginning of Period                                           $6.937
Accumulation Unit Value, End of Period                                                267,679
Number of Units Outstanding, End of Period
ALLIANCEBERNSTEIN GROWTH AND INCOME                                                   $10.955
Accumulation Unit Value, Beginning of Period                                          $11.271
Accumulation Unit Value, End of Period                                                615,391
Number of Units Outstanding, End of Period
ALLIANCEBERNSTEIN LARGE CAP GROWTH                                                     $5.692
Accumulation Unit Value, Beginning of Period                                           $6.431
Accumulation Unit Value, End of Period                                                292,691
Number of Units Outstanding, End of Period
FTVIP Franklin High Income                                                            $10.691
Accumulation Unit Value, Beginning of Period                                          $10.865
Accumulation Unit Value, End of Period                                                 12,312
Number of Units Outstanding, End of Period
FTVIP Franklin Income Securities                                                      $11.236
Accumulation Unit Value, Beginning of Period                                          $11.229
Accumulation Unit Value, End of Period                                                 82,649
Number of Units Outstanding, End of Period
FTVIP Mutual Shares Securities                                                        $10.947
Accumulation Unit Value, Beginning of Period                                          $11.905
Accumulation Unit Value, End of Period                                                 44,544
Number of Units Outstanding, End of Period
FTVIP Templeton Foreign Securities                                                    $11.515
Accumulation Unit Value, Beginning of Period                                          $12.478
Accumulation Unit Value, End of Period                                                128,442
Number of Units Outstanding, End of Period
PUTNAM VT GROWTH AND INCOME                                                           $10.595
Accumulation Unit Value, Beginning of Period                                          $10.967
Accumulation Unit Value, End of Period                                                122,068
Number of Units Outstanding, End of Period
PUTNAM VT INTERNATIONAL EQUITY                                                         $8.223
Accumulation Unit Value, Beginning of Period                                           $9.076
Accumulation Unit Value, End of Period                                                525,204
Number of Units Outstanding, End of Period
PUTNAM VT SMALL CAP VALUE                                                             $13.328
Accumulation Unit Value, Beginning of Period                                          $14.032
Accumulation Unit Value, End of Period                                                190,603
Number of Units Outstanding, End of Period
PUTNAM VT VOYAGER                                                                      $5.672
Accumulation Unit Value, Beginning of Period                                           $5.897
Accumulation Unit Value, End of Period                                                305,304
Number of Units Outstanding, End of Period


*Contracts with the Income Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

(1) Effective  June 23, 2006,  the Morgan  Stanley VIS  Information  Portfolio -
Class Y will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class Y Sub-account.

(2) The Variable  Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(3) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I.  Growth - Series I  Sub-Account  into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(4) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the AIM V.I.  Premier Equity - Series I Sub-Account into the
AIM V.I. Core Equity - Series I Sub-Account.






ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE INCOME AND DEATH BENEFIT
COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31,        2000        2001        2002        2003       2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000      $9.650      $6.762      $5.122     $6.324
Accumulation Unit Value, End of Period                           $9.650      $6.762      $5.122      $6.324     $6.982
Number of Units Outstanding, End of Period                      469,487   1,061,789   1,360,374   1,518,112  1,294,253
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $10.653      $9.890      $7.938     $9.937
Accumulation Unit Value, End of Period                          $10.653      $9.890      $7.938      $9.937    $10.556
Number of Units Outstanding, End of Period                      271,910   1,578,584   2,860,148   3,379,413  3,154,351
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000      $9.501      $6.801      $5.244     $6.309
Accumulation Unit Value, End of Period                           $9.501      $6.801      $5.244      $6.309     $6.867
Number of Units Outstanding, End of Period                      774,487   2,807,145   4,539,999   5,149,626  4,596,555
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000      $9.164      $7.383      $5.688     $7.186
Accumulation Unit Value, End of Period                           $9.164      $7.383      $5.688      $7.186     $7.935
Number of Units Outstanding, End of Period                      366,996   1,088,233   1,709,498   1,769,973  1,647,296
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                    $10.000      $8.390      $6.297      $4.877     $6.273
Accumulation Unit Value, End of Period                           $8.390      $6.297      $4.877      $6.273     $6.914
Number of Units Outstanding, End of Period                      138,177     309,367     446,731     527,968    508,753
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000      $9.903      $9.904      $7.792    $10.069
Accumulation Unit Value, End of Period                           $9.903      $9.904      $7.792     $10.069    $11.333
Number of Units Outstanding, End of Period                       76,411     443,781   1,032,571   1,394,809  1,626,502
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                    $10.000      $6.925      $4.492      $4.085     $5.110
Accumulation Unit Value, End of Period                           $6.925      $4.492      $4.085      $5.110     $5.496
Number of Units Outstanding, End of Period                       54,190     383,103     926,754   1,944,473  1,395,462
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                    $10.000     $10.001     $10.024      $9.057    $10.714
Accumulation Unit Value, End of Period                          $10.001     $10.024      $9.057     $10.714    $11.645
Number of Units Outstanding, End of Period                       10,568     179,563     491,480     776,916    741,291
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                    $10.000     $10.718     $11.502     $11.885    $12.611
Accumulation Unit Value, End of Period                          $10.718     $11.502     $11.885     $12.611    $13.008
Number of Units Outstanding, End of Period                       71,637   1,097,215   2,096,621   2,585,587  2,422,099
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                    $10.000      $9.285      $5.196      $2.892     $4.560
Accumulation Unit Value, End of Period                           $9.285      $5.196      $2.892      $4.560     $4.627
Number of Units Outstanding, End of Period                       90,368     677,793     918,038   1,095,438  1,011,021
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                    $10.000     $10.274     $10.739     $10.944    $10.956
Accumulation Unit Value, End of Period                          $10.274     $10.739     $10.944     $10.956    $10.881
Number of Units Outstanding, End of Period                       44,141     752,768   2,232,929   3,093,826  2,622,457
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                    $10.000     $10.233     $10.410     $10.330    $10.183
Accumulation Unit Value, End of Period                          $10.233     $10.410     $10.330     $10.183    $10.058
Number of Units Outstanding, End of Period                      331,136   2,182,137   2,918,838   2,162,161  1,403,818
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                    $10.000      $8.933      $7.670      $5.823     $7.290
Accumulation Unit Value, End of Period                           $8.933      $7.670      $5.823      $7.290     $7.893
Number of Units Outstanding, End of Period                      349,739   2,012,604   3,905,323   4,735,787  4,561,829
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                    $10.000      $9.894      $8.702      $7.678     $9.488
Accumulation Unit Value, End of Period                           $9.894      $8.702      $7.678      $9.488    $10.257
Number of Units Outstanding, End of Period                      927,640   1,542,063   2,468,150   2,884,770  2,753,264
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                    $10.000     $10.101      $7.339      $5.541     $6.374
Accumulation Unit Value, End of Period                          $10.101      $7.339      $5.541      $6.374     $7.526
Number of Units Outstanding, End of Period                      262,820     833,046   1,077,478   1,077,891    995,363
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000      $6.368      $5.845      $5.227     $7.680
Accumulation Unit Value, End of Period                           $6.368      $5.845      $5.227      $7.680     $9.282
Number of Units Outstanding, End of Period                       83,363     309,853     797,483   1,014,076  1,086,953
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000      $8.312      $6.926      $4.904     $6.014
Accumulation Unit Value, End of Period                           $8.312      $6.926      $4.904      $6.014     $6.363
Number of Units Outstanding, End of Period                      289,749     583,460     843,410     963,208  1,101,591
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                    $10.000      $9.028      $7.152      $5.840     $7.305
Accumulation Unit Value, End of Period                           $9.028      $7.152      $5.840      $7.305     $8.419
Number of Units Outstanding, End of Period                       64,366     243,882     481,617     684,693    803,830
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                          -           -     $10.000      $7.301    $10.161
Accumulation Unit Value, End of Period                                -           -      $7.301     $10.161    $12.129
Number of Units Outstanding, End of Period                            -           -     283,317     624,223    749,018
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                    $10.000     $10.202      $9.699      $6.853     $9.520
Accumulation Unit Value, End of Period                          $10.202      $9.699      $6.853      $9.520    $10.709
Number of Units Outstanding, End of Period                      169,809   1,402,322   3,137,440   3,453,572  3,298,103
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                    $10.000     $11.470     $12.367     $11.962    $16.260
Accumulation Unit Value, End of Period                          $11.470     $12.367     $11.962     $16.260    $21.771
Number of Units Outstanding, End of Period                       24,307     284,418     698,197     856,824    787,430
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                          -           -           -           -    $10.000
Accumulation Unit Value, End of Period                                -           -           -           -    $11.110
Number of Units Outstanding, End of Period                            -           -           -           -    185,623
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                          -           -     $10.000      $8.027    $10.305
Accumulation Unit Value, End of Period                                -           -      $8.027     $10.305    $11.879
Number of Units Outstanding, End of Period                            -           -   2,060,862   3,981,373  4,692,162
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                    $10.000      $8.106      $5.451      $3.612     $4.516
Accumulation Unit Value, End of Period                           $8.106      $5.451      $3.612      $4.516     $4.745
Number of Units Outstanding, End of Period                    1,125,425   2,276,631   2,047,802   1,832,709  1,475,725
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (2)
Accumulation Unit Value, Beginning of Period                          -     $10.000      $8.080      $5.342     $6.662
Accumulation Unit Value, End of Period                                -      $8.080      $5.342      $6.662     $6.983
Number of Units Outstanding, End of Period                            -   1,087,677   2,448,148   2,776,672  2,487,740
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION (3)
Accumulation Unit Value, Beginning of Period                    $10.000      $8.261      $6.221      $4.619     $5.874
Accumulation Unit Value, End of Period                           $8.261      $6.221      $4.619      $5.874     $6.148
Number of Units Outstanding, End of Period                      149,322     879,656   1,496,142   1,627,186  1,543,912
AIM V.I. MID CAP CORE EQUITY (4)
Accumulation Unit Value, Beginning of Period                          -           -           -           -    $10.000
Accumulation Unit Value, End of Period                                -           -           -           -    $10.802
Number of Units Outstanding, End of Period                            -           -           -           -     41,109
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000      $7.978      $5.979      $4.210     $5.567
Accumulation Unit Value, End of Period                           $7.978      $5.979      $4.210      $5.567     $6.259
Number of Units Outstanding, End of Period                       95,260     528,503     832,952   1,079,645  1,300,828
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                    $10.000     $10.213     $10.040      $7.661     $9.942
Accumulation Unit Value, End of Period                          $10.213     $10.040      $7.661      $9.942    $10.855
Number of Units Outstanding, End of Period                      284,825   2,415,219   4,521,368   5,085,088  4,668,739
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                    $10.000      $7.956      $6.450      $4.379     $5.303
Accumulation Unit Value, End of Period                           $7.956      $6.450      $4.379      $5.303     $5.641
Number of Units Outstanding, End of Period                      438,221   1,128,214   1,651,117   1,756,540  1,564,218
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                          -           -           -           -    $10.000
Accumulation Unit Value, End of Period                                -           -           -           -    $10.677
Number of Units Outstanding, End of Period                            -           -           -           -     42,624
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                          -           -           -           -    $10.000
Accumulation Unit Value, End of Period                                -           -           -           -    $11.220
Number of Units Outstanding, End of Period                            -           -           -           -    144,870
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                          -           -           -           -    $10.000
Accumulation Unit Value, End of Period                                -           -           -           -    $10.932
Number of Units Outstanding, End of Period                            -           -           -           -     92,727
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                          -           -           -           -    $10.000
Accumulation Unit Value, End of Period                                -           -           -           -    $11.499
Number of Units Outstanding, End of Period                            -           -           -           -    134,646
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                    $10.000     $10.534      $9.679      $7.697     $9.625
Accumulation Unit Value, End of Period                          $10.534      $9.679      $7.697      $9.625    $10.499
Number of Units Outstanding, End of Period                       87,345     539,368     827,518     985,327    908,815
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000      $8.990      $7.005      $5.662     $7.144
Accumulation Unit Value, End of Period                           $8.990      $7.005      $5.662      $7.144     $8.149
Number of Units Outstanding, End of Period                      291,584   1,315,715   2,572,408   2,667,528  2,577,575
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                          -           -     $10.000      $7.283    $10.700
Accumulation Unit Value, End of Period                                -           -      $7.283     $10.700    $13.257
Number of Units Outstanding, End of Period                            -           -     878,033   1,294,572  1,280,419
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                    $10.000      $8.094      $6.164      $4.445     $5.451
Accumulation Unit Value, End of Period                           $8.094      $6.164      $4.445      $5.451     $5.621
Number of Units Outstanding, End of Period                      409,032   1,324,888   2,330,221   2,485,962  2,096,307



For the Period Beginning January 1* and Ending December 31,        2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                     $6.982
Accumulation Unit Value, End of Period                           $8.412
Number of Units Outstanding, End of Period                    1,123,088
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                    $10.556
Accumulation Unit Value, End of Period                          $10.918
Number of Units Outstanding, End of Period                    2,941,147
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                     $6.867
Accumulation Unit Value, End of Period                           $7.947
Number of Units Outstanding, End of Period                    3,934,936
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                     $7.935
Accumulation Unit Value, End of Period                           $8.441
Number of Units Outstanding, End of Period                    1,401,134
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                     $6.914
Accumulation Unit Value, End of Period                           $7.225
Number of Units Outstanding, End of Period                      458,383
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                    $11.333
Accumulation Unit Value, End of Period                          $11.812
Number of Units Outstanding, End of Period                    1,516,768
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                     $5.496
Accumulation Unit Value, End of Period                           $5.499
Number of Units Outstanding, End of Period                    1,286,402
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                    $11.645
Accumulation Unit Value, End of Period                          $12.199
Number of Units Outstanding, End of Period                      645,319
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                    $13.008
Accumulation Unit Value, End of Period                          $13.163
Number of Units Outstanding, End of Period                    2,051,814
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                     $4.627
Accumulation Unit Value, End of Period                           $4.552
Number of Units Outstanding, End of Period                      697,616
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                    $10.881
Accumulation Unit Value, End of Period                          $10.843
Number of Units Outstanding, End of Period                    2,353,613
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                    $10.058
Accumulation Unit Value, End of Period                          $10.124
Number of Units Outstanding, End of Period                    1,155,833
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                     $7.893
Accumulation Unit Value, End of Period                           $8.092
Number of Units Outstanding, End of Period                    3,977,510
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                    $10.257
Accumulation Unit Value, End of Period                          $10.881
Number of Units Outstanding, End of Period                    2,455,142
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                     $7.526
Accumulation Unit Value, End of Period                           $8.449
Number of Units Outstanding, End of Period                      955,425
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                     $9.282
Accumulation Unit Value, End of Period                          $12.198
Number of Units Outstanding, End of Period                    1,006,355
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                     $6.363
Accumulation Unit Value, End of Period                           $7.228
Number of Units Outstanding, End of Period                      985,765
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                     $8.419
Accumulation Unit Value, End of Period                           $9.180
Number of Units Outstanding, End of Period                      797,967
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                    $12.129
Accumulation Unit Value, End of Period                          $14.000
Number of Units Outstanding, End of Period                      761,607
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                    $10.709
Accumulation Unit Value, End of Period                          $11.807
Number of Units Outstanding, End of Period                    2,998,788
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                    $21.771
Accumulation Unit Value, End of Period                          $25.018
Number of Units Outstanding, End of Period                      689,910
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                    $11.110
Accumulation Unit Value, End of Period                          $12.120
Number of Units Outstanding, End of Period                      174,188
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                    $11.879
Accumulation Unit Value, End of Period                          $12.141
Number of Units Outstanding, End of Period                    4,582,941
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                     $4.745
Accumulation Unit Value, End of Period                           $5.028
Number of Units Outstanding, End of Period                    1,270,965
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (2)
Accumulation Unit Value, Beginning of Period                     $6.983
Accumulation Unit Value, End of Period                           $7.379
Number of Units Outstanding, End of Period                    2,167,218
AIM V.I. CAPITAL APPRECIATION (3)
Accumulation Unit Value, Beginning of Period                     $6.148
Accumulation Unit Value, End of Period                           $6.569
Number of Units Outstanding, End of Period                    1,391,899
AIM V.I. CORE EQUITY (4)                                    $
Accumulation Unit Value, Beginning of Period                $
Accumulation Unit Value, End of Period
Number of Units Outstanding, End of Period
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                    $10.802
Accumulation Unit Value, End of Period                          $11.411
Number of Units Outstanding, End of Period                       88,723
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                     $6.259
Accumulation Unit Value, End of Period                           $6.860
Number of Units Outstanding, End of Period                    1,381,719
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                    $10.855
Accumulation Unit Value, End of Period                          $11.146
Number of Units Outstanding, End of Period                    4,090,295
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                     $5.641
Accumulation Unit Value, End of Period                           $6.359
Number of Units Outstanding, End of Period                    1,465,897
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                    $10.677
Accumulation Unit Value, End of Period                          $10.828
Number of Units Outstanding, End of Period                       54,130
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                    $11.220
Accumulation Unit Value, End of Period                          $11.191
Number of Units Outstanding, End of Period                      462,215
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                    $10.932
Accumulation Unit Value, End of Period                          $11.865
Number of Units Outstanding, End of Period                      291,753
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                    $11.499
Accumulation Unit Value, End of Period                          $12.436
Number of Units Outstanding, End of Period                      459,858
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                    $10.499
Accumulation Unit Value, End of Period                          $10.846
Number of Units Outstanding, End of Period                      778,357
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                     $8.149
Accumulation Unit Value, End of Period                           $8.975
Number of Units Outstanding, End of Period                    2,509,433
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                    $13.257
Accumulation Unit Value, End of Period                          $13.930
Number of Units Outstanding, End of Period                    1,222,210
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                     $5.621
Accumulation Unit Value, End of Period                           $5.832
Number of Units Outstanding, End of Period                    1,746,200






*Contracts with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

(1) Effective  June 23, 2006,  the Morgan  Stanley VIS  Information  Portfolio -
Class Y will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class Y Sub-account.

(2) The Variable  Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(3) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I.  Growth - Series I  Sub-Account  into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(4) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the AIM V.I.  Premier Equity - Series I Sub-Account into the
AIM V.I. Core Equity - Series I Sub-Account.


ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT  SINCE  CONTRACTS WERE FIRST OFFERED WITH THE INCOME AND PERFORMANCE
DEATH BENEFIT OPTION


For the Period Beginning June 1* and Ending December 31,              2002     2003      2004    2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                       $10.000   $8.810   $10.884 $12.026
Accumulation Unit Value, End of Period                              $8.810  $10.884   $12.026 $14.500
Number of Units Outstanding, End of Period                           1,460   14,520    14,544  18,613
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                       $10.000   $8.526   $10.680 $11.353
Accumulation Unit Value, End of Period                              $8.526  $10.680   $11.353 $11.750
Number of Units Outstanding, End of Period                          11,360   27,358    32,517  32,668
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                       $10.000   $8.724   $10.502 $11.438
Accumulation Unit Value, End of Period                              $8.724  $10.502   $11.438 $13.248
Number of Units Outstanding, End of Period                           4,253   15,879    10,719   9,644
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                       $10.000   $8.298   $10.491 $11.592
Accumulation Unit Value, End of Period                              $8.298  $10.491   $11.592 $12.340
Number of Units Outstanding, End of Period                           5,681   13,996    15,565  10,959
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                       $10.000   $8.580   $11.021 $12.157
Accumulation Unit Value, End of Period                              $8.580  $11.021   $12.157 $12.712
Number of Units Outstanding, End of Period                               0        0         0       0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                       $10.000   $8.605   $11.128 $12.533
Accumulation Unit Value, End of Period                              $8.605  $11.128   $12.533 $13.073
Number of Units Outstanding, End of Period                               0   24,624    41,010  39,208
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                       $10.000   $9.613   $12.034 $12.952
Accumulation Unit Value, End of Period                              $9.613  $12.034   $12.952 $12.969
Number of Units Outstanding, End of Period                               0    5,800    10,504  10,655
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                       $10.000   $9.367   $11.089 $12.061
Accumulation Unit Value, End of Period                              $9.367  $11.089   $12.061 $12.643
Number of Units Outstanding, End of Period                               0       74        54      54
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                       $10.000  $10.403   $11.046 $11.401
Accumulation Unit Value, End of Period                             $10.403  $11.046   $11.401 $11.545
Number of Units Outstanding, End of Period                          10,374   35,489    54,275  53,107
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                       $10.000   $9.057   $14.290 $14.509
Accumulation Unit Value, End of Period                              $9.057  $14.290   $14.509 $14.283
Number of Units Outstanding, End of Period                               0    1,331       890     878
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                       $10.000  $10.130   $10.148 $10.086
Accumulation Unit Value, End of Period                             $10.130  $10.148   $10.086 $10.058
Number of Units Outstanding, End of Period                          19,719  109,392   144,023 141,441
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                       $10.000   $9.959    $9.824  $9.711
Accumulation Unit Value, End of Period                              $9.959   $9.824    $9.711  $9.781
Number of Units Outstanding, End of Period                           2,992   52,417    43,132  50,449
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                       $10.000   $9.051   $11.340 $12.287
Accumulation Unit Value, End of Period                              $9.051  $11.340   $12.287 $12.606
Number of Units Outstanding, End of Period                          71,676  184,051   217,300 228,608
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                       $10.000   $9.423   $11.652 $12.605
Accumulation Unit Value, End of Period                              $9.423  $11.652   $12.605 $13.382
Number of Units Outstanding, End of Period                           3,207    5,236     5,148   5,148
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                       $10.000   $9.317   $10.724 $12.672
Accumulation Unit Value, End of Period                              $9.317  $10.724   $12.672 $14.235
Number of Units Outstanding, End of Period                               0      661     1,030   1,029
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                       $10.000   $8.882   $13.059 $15.794
Accumulation Unit Value, End of Period                              $8.882  $13.059   $15.794 $20.769
Number of Units Outstanding, End of Period                           3,795   23,359    28,697  32,078
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                       $10.000   $8.919   $10.946 $11.589
Accumulation Unit Value, End of Period                              $8.919  $10.946   $11.589 $13.174
Number of Units Outstanding, End of Period                             681    2,161     7,985   2,181
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                       $10.000   $8.432   $10.554 $12.171
Accumulation Unit Value, End of Period                              $8.432  $10.554   $12.171 $13.280
Number of Units Outstanding, End of Period                           1,404    9,112     7,219   7,003
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                       $10.000   $8.683   $12.092 $14.445
Accumulation Unit Value, End of Period                              $8.683  $12.092   $14.445 $16.684
Number of Units Outstanding, End of Period                           3,899   11,541     9,076   8,638
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                       $10.000   $8.855   $12.310 $13.857
Accumulation Unit Value, End of Period                              $8.855  $12.310   $13.857 $15.289
Number of Units Outstanding, End of Period                          17,921   43,340    50,152  47,142
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                       $10.000   $8.930   $12.147 $16.276
Accumulation Unit Value, End of Period                              $8.930  $12.147   $16.276 $18.716
Number of Units Outstanding, End of Period                           5,972   16,596    20,596  17,696
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                             -        -   $10.000 $11.116
Accumulation Unit Value, End of Period                                   -        -   $11.116 $12.132
Number of Units Outstanding, End of Period                               -        -    26,597  26,597
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                       $10.000   $9.108   $11.700 $13.497
Accumulation Unit Value, End of Period                              $9.108  $11.700   $13.497 $13.804
Number of Units Outstanding, End of Period                          36,039   76,351    88,146  88,766
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                       $10.000   $8.379   $10.482 $11.022
Accumulation Unit Value, End of Period                              $8.379  $10.482   $11.022 $11.687
Number of Units Outstanding, End of Period                             356      545       545     545
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (2)
Accumulation Unit Value, Beginning of Period                       $10.000   $8.369   $10.444 $10.955
Accumulation Unit Value, End of Period                              $8.369  $10.444   $10.955 $11.585
Number of Units Outstanding, End of Period                             481    5,295     7,292   8,243
AIM V.I. CAPITAL APPRECIATION (3)
Accumulation Unit Value, Beginning of Period                       $10.000   $9.021   $11.479 $12.023
Accumulation Unit Value, End of Period                              $9.021  $11.479   $12.023 $12.856
Number of Units Outstanding, End of Period                           1,495    5,864    10,342  10,091
AIM V.I. CORE EQUITY (4)
Accumulation Unit Value, Beginning of Period                            --       --        --       $
Accumulation Unit Value, End of Period                                  --       --        --       $
Number of Units Outstanding, End of Period                              --       --        --
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                             -        -   $10.000 $10.807
Accumulation Unit Value, End of Period                                   -        -   $10.807 $11.424
Number of Units Outstanding, End of Period                               -        -         0       0
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                       $10.000   $9.003   $11.913 $13.404
Accumulation Unit Value, End of Period                              $9.003  $11.913   $13.404 $14.700
Number of Units Outstanding, End of Period                             680    7,194     7,036  10,544
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                       $10.000   $9.059   $11.764 $12.853
Accumulation Unit Value, End of Period                              $9.059  $11.764   $12.853 $13.208
Number of Units Outstanding, End of Period                           7,678   31,399    27,801  29,082
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                       $10.000   $8.939   $10.833 $11.530
Accumulation Unit Value, End of Period                              $8.939  $10.833   $11.530 $13.009
Number of Units Outstanding, End of Period                             948    3,075     5,468   7,705
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                             -        -   $10.000 $10.682
Accumulation Unit Value, End of Period                                   -        -   $10.682 $10.840
Number of Units Outstanding, End of Period                               -        -         0       0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                             -        -   $10.000 $11.226
Accumulation Unit Value, End of Period                                   -        -   $11.226 $11.204
Number of Units Outstanding, End of Period                               -        -         0       0
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                             -        -   $10.000 $10.938

Accumulation Unit Value, End of Period                          -        -            $10.938 $11.878

Number of Units Outstanding, End of Period                      -        -                  0       0
FTVIP TEMPLETON FOREIGN SECURITIES

Accumulation Unit Value, Beginning of Period                    -        -            $10.000 $11.504

Accumulation Unit Value, End of Period                          -        -            $11.504 $12.450

Number of Units Outstanding, End of Period                      -        -              2,061  39,960
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                       $10.000   $8.994   $11.255 $12.285
Accumulation Unit Value, End of Period                              $8.994  $11.255   $12.285 $12.700
Number of Units Outstanding, End of Period                           3,357    4,186       806     812
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                       $10.000   $8.497   $10.729 $12.247
Accumulation Unit Value, End of Period                              $8.497  $10.729   $12.247 $13.499
Number of Units Outstanding, End of Period                          18,950   35,752    39,815   9,962
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                       $10.000   $8.034   $11.811 $14.645
Accumulation Unit Value, End of Period                              $8.034  $11.811   $14.645 $15.399
Number of Units Outstanding, End of Period                           5,825   16,810    13,208  12,544
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                       $10.000   $8.981   $11.021 $11.371
Accumulation Unit Value, End of Period                              $8.981  $11.021   $11.371 $11.807
Number of Units Outstanding, End of Period                          24,064   46,604    53,005  47,533




*Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

((1) Effective  June 23, 2006,  the Morgan  Stanley VIS  Information  Portfolio -
Class Y will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class Y Sub-account.

(2) The Variable  Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(3) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I.  Growth - Series I  Sub-Account  into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(4) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the AIM V.I.  Premier Equity - Series I Sub-Account into the
AIM V.I. Core Equity - Series I Sub-Account.


ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT  SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 66-75)


For the Period Beginning January 1* and Ending December 31,      2001     2002      2003     2004     2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                  $10.000   $9.360    $6.965   $8.612   $9.523
Accumulation Unit Value, End of Period                         $9.364   $6.965    $8.612   $9.523  $11.491
Number of Units Outstanding, End of Period                          0        0        95        0        0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000   $9.307    $7.482   $9.380   $9.979
Accumulation Unit Value, End of Period                         $9.307   $7.482    $9.380   $9.979  $10.337
Number of Units Outstanding, End of Period                     18,107   14,726    14,740   14,274   13,243
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                  $10.000   $9.215    $7.116   $8.574   $9.345
Accumulation Unit Value, End of Period                         $9.215   $7.116    $8.574   $9.345  $10.832
Number of Units Outstanding, End of Period                      3,911    4,067     4,052    4,097    4,083
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                  $10.000   $9.973    $7.369   $9.324  $10.311
Accumulation Unit Value, End of Period                         $9.973   $7.369    $9.324  $10.311  $10.985
Number of Units Outstanding, End of Period                          0        0         0        0        0
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                  $10.000   $9.697    $6.974   $8.965   $9.897
Accumulation Unit Value, End of Period                         $9.697   $6.974    $8.965   $9.897  $10.357
Number of Units Outstanding, End of Period                          0    3,143     2,650    2,239    1,859
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000  $10.132    $8.308  $10.752  $12.120
Accumulation Unit Value, End of Period                        $10.132   $8.308   $10.752  $12.120  $12.652
Number of Units Outstanding, End of Period                          0      314       381      408        0
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                  $10.000   $9.193    $7.027   $8.803   $9.482
Accumulation Unit Value, End of Period                         $9.193   $7.027    $8.803   $9.482   $9.502
Number of Units Outstanding, End of Period                          0    2,147     2,101    1,965    1,935
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                  $10.000   $9.623    $8.708  $10.317  $11.231
Accumulation Unit Value, End of Period                         $9.623   $8.708   $10.317  $11.231  $11.782
Number of Units Outstanding, End of Period                      8,565    8,563     8,562    8,154    7,884
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                  $10.000  $10.417   $10.780  $11.456  $11.834
Accumulation Unit Value, End of Period                        $10.417  $10.780   $11.456  $11.834  $11.993
Number of Units Outstanding, End of Period                     10,593   11,909    11,914   12,107   11,206
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                  $10.000   $9.001    $4.979   $7.861   $7.988
Accumulation Unit Value, End of Period                         $9.001   $4.979    $7.861   $7.988   $7.870
Number of Units Outstanding, End of Period                          0    1,415     1,439      817      775
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                  $10.000  $10.270   $10.486  $10.513  $10.457
Accumulation Unit Value, End of Period                        $10.275  $10.486   $10.513  $10.457  $10.437
Number of Units Outstanding, End of Period                        173    1,892     1,905    1,933    1,106
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                  $10.000  $10.049    $9.987   $9.860   $9.753
Accumulation Unit Value, End of Period                        $10.049   $9.987    $9.860   $9.753   $9.832
Number of Units Outstanding, End of Period                     19,173   19,165    19,118   17,724   17,724
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                  $10.000   $9.444    $7.180   $9.003   $9.762
Accumulation Unit Value, End of Period                         $9.444   $7.180    $9.003   $9.762  $10.024
Number of Units Outstanding, End of Period                          0    6,894     6,370    4,062    3,650
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                  $10.000   $9.784    $8.420  $10.421  $11.282
Accumulation Unit Value, End of Period                         $9.784   $8.420   $10.421  $11.282  $11.987
Number of Units Outstanding, End of Period                          0    6,826     6,773    1,137    1,137
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                  $10.000   $8.305    $6.280   $7.235   $8.556
Accumulation Unit Value, End of Period                         $8.305   $6.280    $7.235   $8.556   $9.619
Number of Units Outstanding, End of Period                          0        0         0        0        0
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                  $10.000   $9.258    $8.743  $12.866  $15.572
Accumulation Unit Value, End of Period                         $9.258   $8.743   $12.866  $15.572  $20.494
Number of Units Outstanding, End of Period                          0        0        64        0        0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000   $9.674    $6.829   $8.388   $8.888
Accumulation Unit Value, End of Period                         $9.674   $6.829    $8.388   $8.888  $10.111
Number of Units Outstanding, End of Period                          0        0         0        0        0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                  $10.000   $9.789    $7.437   $9.317  $10.752
Accumulation Unit Value, End of Period                         $9.789   $7.437    $9.317  $10.752  $11.742
Number of Units Outstanding, End of Period                          0        0         0        0        0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                        -  $10.000    $7.309  $10.187  $12.178
Accumulation Unit Value, End of Period                              -   $7.309   $10.187  $12.178  $14.077
Number of Units Outstanding, End of Period                          -        0         0        0        0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                  $10.000   $9.852    $6.972   $9.700  $10.928
Accumulation Unit Value, End of Period                         $9.852   $6.972    $9.700  $10.928  $12.066
Number of Units Outstanding, End of Period                      1,569    8,009     6,585    3,462    3,432
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                  $10.000  $10.584    $9.931  $13.519  $18.129
Accumulation Unit Value, End of Period                        $10.584   $9.931   $13.519  $18.129  $20.864
Number of Units Outstanding, End of Period                          0      487       501      406      385
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                        -        -         -  $10.000  $11.122
Accumulation Unit Value, End of Period                              -        -         -  $11.122  $12.148
Number of Units Outstanding, End of Period                          -        -         -        0        0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                        -  $10.000    $8.035  $10.331  $11.927
Accumulation Unit Value, End of Period                              -   $8.035   $10.331  $11.927  $12.208
Number of Units Outstanding, End of Period                          -        0     2,394        0      666
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                  $10.000   $9.250    $5.825   $7.293   $7.675
Accumulation Unit Value, End of Period                         $9.250   $5.825    $7.293   $7.675   $8.144
Number of Units Outstanding, End of Period                          0        0         0        0        0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (2)
Accumulation Unit Value, Beginning of Period                  $10.000   $9.240    $5.802   $7.246   $7.607
Accumulation Unit Value, End of Period                         $9.246   $5.802    $7.246   $7.607   $8.051
Number of Units Outstanding, End of Period                          0        0         0        0        0
AIM V.I. CAPITAL APPRECIATION (3)
Accumulation Unit Value, Beginning of Period                  $10.000   $9.392    $6.864   $8.741   $9.163
Accumulation Unit Value, End of Period                         $9.392   $6.864    $8.741   $9.163   $9.805
Number of Units Outstanding, End of Period                          0        0         0        0        0
AIM V.I. CORE EQUITY (4)
Accumulation Unit Value, Beginning of Period                       --       --        --       --        $
Accumulation Unit Value, End of Period                             --       --        --       --        $
Number of Units Outstanding, End of Period                         --       --        --       --
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                        -        -         -  $10.000  $10.813
Accumulation Unit Value, End of Period                              -        -         -  $10.813  $11.439
Number of Units Outstanding, End of Period                          -        -         -        0        0
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000   $9.350    $6.436   $8.523   $9.597
Accumulation Unit Value, End of Period                         $9.350   $6.436    $8.523   $9.597  $10.533
Number of Units Outstanding, End of Period                          0        0         0        0        0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                  $10.000   $9.516    $7.272   $9.451  $10.334
Accumulation Unit Value, End of Period                         $9.516   $7.272    $9.451  $10.334  $10.628
Number of Units Outstanding, End of Period                      1,576    9,421     4,607    2,082    2,054
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000   $9.474    $6.332   $7.680   $8.181
Accumulation Unit Value, End of Period                         $9.474   $6.332    $7.680   $8.181   $9.237
Number of Units Outstanding, End of Period                          0   11,533     5,544    2,336    1,885
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                        -        -         -  $10.000  $10.687
Accumulation Unit Value, End of Period                              -        -         -  $10.687  $10.856
Number of Units Outstanding, End of Period                          -        -         -        0      907
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                        -        -         -  $10.000  $11.232
Accumulation Unit Value, End of Period                              -        -         -  $11.232  $11.220
Number of Units Outstanding, End of Period                          -        -         -        0      876
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                        -        -         -  $10.000  $10.944
Accumulation Unit Value, End of Period                              -        -         -  $10.944  $11.894
Number of Units Outstanding, End of Period                          -        -         -        0        0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                        -        -         -  $10.000  $11.511
Accumulation Unit Value, End of Period                              -        -         -  $11.511  $12.468
Number of Units Outstanding, End of Period                          -        -         -        0      341
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                  $10.000   $9.450    $7.526   $9.425  $10.296
Accumulation Unit Value, End of Period                         $9.450   $7.526    $9.425  $10.296  $10.652
Number of Units Outstanding, End of Period                     15,899   20,229    18,317   14,368   13,625
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                  $10.000   $9.174    $7.426   $9.383  $10.719
Accumulation Unit Value, End of Period                         $9.174   $7.426    $9.383  $10.719  $11.825
Number of Units Outstanding, End of Period                          0    5,907     4,009      179      170
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                        -  $10.000    $7.291  $10.726  $13.310
Accumulation Unit Value, End of Period                              -   $7.291   $10.726  $13.310  $14.007
Number of Units Outstanding, End of Period                          -    2,623     2,600    2,646    2,586
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                  $10.000   $9.630    $6.581   $8.082   $8.346
Accumulation Unit Value, End of Period                         $9.632   $6.581    $8.082   $8.346   $8.672
Number of Units Outstanding, End of Period                          0      369       452      490      479






*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.10%.

(1) Effective  June 23, 2006,  the Morgan  Stanley VIS  Information  Portfolio -
Class Y will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class Y Sub-account.

(2) The Variable  Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(3) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I.  Growth - Series I  Sub-Account  into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(4) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the AIM V.I.  Premier Equity - Series I Sub-Account into the
AIM V.I. Core Equity - Series I Sub-Account.


ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 66-75) AND THE PERFORMANCE DEATH BENEFIT OPTION


For the Period Beginning January 1* and Ending December 31,        2001     2002      2003     2004     2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000   $9.175    $6.951   $8.584   $9.480
Accumulation Unit Value, End of Period                           $9.175   $6.951    $8.584   $9.480  $11.424
Number of Units Outstanding, End of Period                        3,973    2,316     1,503    1,222    1,110
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000   $9.301    $7.467   $9.349   $9.933
Accumulation Unit Value, End of Period                           $9.301   $7.467    $9.349   $9.933  $10.276
Number of Units Outstanding, End of Period                       16,151   18,848    20,763   19,616    9,307
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000   $9.200    $7.102   $8.545   $9.302
Accumulation Unit Value, End of Period                           $9.208   $7.102    $8.545   $9.302  $10.769
Number of Units Outstanding, End of Period                       22,051   23,263    23,537   21,461    9,432
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000   $9.545    $7.354   $9.293  $10.264
Accumulation Unit Value, End of Period                           $9.545   $7.354    $9.293  $10.264  $10.920
Number of Units Outstanding, End of Period                       10,888   12,537    13,535   13,451    2,830
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                    $10.000   $9.694    $6.960   $8.935   $9.851
Accumulation Unit Value, End of Period                           $9.694   $6.960    $8.935   $9.851  $10.296
Number of Units Outstanding, End of Period                            0    1,650     1,648    1,646    1,644
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000   $9.675    $8.291  $10.717  $12.064
Accumulation Unit Value, End of Period                           $9.675   $8.291   $10.717  $12.064  $12.577
Number of Units Outstanding, End of Period                        4,517    9,550     9,033    7,548   10,175
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                    $10.000   $7.710    $7.012   $8.774   $9.439
Accumulation Unit Value, End of Period                           $7.710   $7.012    $8.774   $9.439   $9.446
Number of Units Outstanding, End of Period                       12,775   12,775    13,516   13,543    2,771
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                    $10.000   $9.783    $8.691  $10.283  $11.179
Accumulation Unit Value, End of Period                           $9.783   $8.691   $10.283  $11.179  $11.713
Number of Units Outstanding, End of Period                            0    1,698     3,142    4,044    3,586
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                    $10.000  $10.409   $10.759  $11.418  $11.780
Accumulation Unit Value, End of Period                          $10.409  $10.759   $11.418  $11.780  $11.923
Number of Units Outstanding, End of Period                        2,021    5,487     8,409    5,504    6,781
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                    $10.000   $8.998    $4.969   $7.835   $7.951
Accumulation Unit Value, End of Period                           $8.998   $4.969    $7.835   $7.951   $7.824
Number of Units Outstanding, End of Period                            0        0         0      228      228
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                    $10.000  $10.110   $10.465  $10.479  $10.409
Accumulation Unit Value, End of Period                          $10.110  $10.465   $10.479  $10.409  $10.375
Number of Units Outstanding, End of Period                            0    1,022     1,961    2,039    6,052
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                    $10.000  $10.042    $9.967   $9.827   $9.708
Accumulation Unit Value, End of Period                          $10.042   $9.967    $9.827   $9.708   $9.774
Number of Units Outstanding, End of Period                        3,050   22,709    24,432   24,078   23,530
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                    $10.000   $9.438    $7.166   $8.974   $9.718
Accumulation Unit Value, End of Period                           $9.438   $7.166    $8.974   $9.718   $9.965
Number of Units Outstanding, End of Period                        9,096   13,228    12,619   10,597    9,718
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                    $10.000   $9.522    $8.404  $10.387  $11.231
Accumulation Unit Value, End of Period                           $9.522   $8.404   $10.387  $11.231  $11.917
Number of Units Outstanding, End of Period                       16,619   22,766    22,832   22,844   22,267
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                    $10.000   $8.299    $6.268   $7.211   $8.516
Accumulation Unit Value, End of Period                           $8.299   $6.268    $7.211   $8.516   $9.563
Number of Units Outstanding, End of Period                        1,366    5,673     5,791    3,637    5,915
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000   $9.256    $8.726  $12.823  $15.501
Accumulation Unit Value, End of Period                           $9.256   $8.726   $12.823  $15.501  $20.374
Number of Units Outstanding, End of Period                            0        0         0      539    1,756
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000   $9.623    $6.816   $8.360   $8.847
Accumulation Unit Value, End of Period                           $9.623   $6.816    $8.360   $8.847  $10.051
Number of Units Outstanding, End of Period                            0    2,619     3,917    1,682    1,090
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                    $10.000   $9.787    $7.422   $9.286  $10.703
Accumulation Unit Value, End of Period                           $9.787   $7.422    $9.286  $10.703  $11.673
Number of Units Outstanding, End of Period                            0        0         0      677      747
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                          -  $10.000    $7.302  $10.165  $12.136
Accumulation Unit Value, End of Period                                -   $7.302   $10.165  $12.136  $14.010
Number of Units Outstanding, End of Period                            -        0     1,710    2,171    2,693
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                    $10.000   $9.846    $6.958   $9.668  $10.877
Accumulation Unit Value, End of Period                           $9.846   $6.958    $9.668  $10.877  $11.995
Number of Units Outstanding, End of Period                        5,928   19,174    20,791   17,046   15,165
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                    $10.000  $10.581    $9.911  $13.475  $18.046
Accumulation Unit Value, End of Period                          $10.581   $9.911   $13.475  $18.046  $20.741
Number of Units Outstanding, End of Period                            0    2,727     3,445    3,382    3,631
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                          -        -         -  $10.000  $11.112
Accumulation Unit Value, End of Period                                -        -         -  $11.112  $12.123
Number of Units Outstanding, End of Period                            -        -         -      244      822
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                          -  $10.000    $8.028  $10.308  $11.885
Accumulation Unit Value, End of Period                                -   $8.028   $10.308  $11.885  $12.150
Number of Units Outstanding, End of Period                            -   14,478    21,527   20,092   24,574
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                    $10.000   $8.770    $5.814   $7.269   $7.640
Accumulation Unit Value, End of Period                           $8.770   $5.814    $7.269   $7.640   $8.096
Number of Units Outstanding, End of Period                        3,377    1,912     1,586    1,028    1,062
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (2)
Accumulation Unit Value, Beginning of Period                    $10.000   $8.757    $5.790   $7.223   $7.572
Accumulation Unit Value, End of Period                           $8.757   $5.790    $7.223   $7.572   $8.003
Number of Units Outstanding, End of Period                        3,870    8,296    10,585   11,139    8,411
AIM V.I. CAPITAL APPRECIATION (3)
Accumulation Unit Value, Beginning of Period                    $10.000   $9.224    $6.851   $8.712   $9.121
Accumulation Unit Value, End of Period                           $9.224   $6.851    $8.712   $9.121   $9.748
Number of Units Outstanding, End of Period                        2,269   10,698    10,697   10,659   10,233
AIM V.I. CORE EQUITY (4)
Accumulation Unit Value, Beginning of Period                         --       --        --       --        $
Accumulation Unit Value, End of Period                               --       --        --       --        $
Number of Units Outstanding, End of Period                           --       --        --       --
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                          -        -         -  $10.000  $10.803
Accumulation Unit Value, End of Period                                -        -         -  $10.803  $11.414
Number of Units Outstanding, End of Period                            -        -         -        0    3,834
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000   $9.119    $6.423   $8.495   $9.553
Accumulation Unit Value, End of Period                           $9.119   $6.423    $8.495   $9.553  $10.472
Number of Units Outstanding, End of Period                          535    8,177     8,172    8,291    6,852
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                    $10.000   $9.509    $7.258   $9.420  $10.287
Accumulation Unit Value, End of Period                           $9.509   $7.258    $9.420  $10.287  $10.565
Number of Units Outstanding, End of Period                       15,351   34,338    35,918   31,412   37,836
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000   $9.307    $6.319   $7.655   $8.143
Accumulation Unit Value, End of Period                           $9.307   $6.319    $7.655   $8.143   $9.183
Number of Units Outstanding, End of Period                        8,555    9,321     8,803    8,688    7,465
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                          -        -         -  $10.000  $10.678
Accumulation Unit Value, End of Period                                -        -         -  $10.678  $10.831
Number of Units Outstanding, End of Period                            -        -         -        0    1,974
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                          -        -         -  $10.000  $11.222
Accumulation Unit Value, End of Period                                -        -         -  $11.222  $11.194
Number of Units Outstanding, End of Period                            -        -         -        0    1,881
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                          -        -         -  $10.000  $10.934
Accumulation Unit Value, End of Period                                -        -         -  $10.934  $11.868
Number of Units Outstanding, End of Period                            -        -         -        0        0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                          -        -         -  $10.000  $11.501
Accumulation Unit Value, End of Period                                -        -         -  $11.501  $12.440
Number of Units Outstanding, End of Period                            -        -         -        0    3,840
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                    $10.000   $9.443    $7.511   $9.394  $10.249
Accumulation Unit Value, End of Period                           $9.443   $7.511    $9.394  $10.249  $10.590
Number of Units Outstanding, End of Period                          835    1,134     1,830    2,453    1,618
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000   $9.168    $7.411   $9.352  $10.670
Accumulation Unit Value, End of Period                           $9.168   $7.411    $9.352  $10.670  $11.755
Number of Units Outstanding, End of Period                        6,531   12,641    12,721   12,098   11,375
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                          -  $10.000    $7.284  $10.703  $13.264
Accumulation Unit Value, End of Period                                -   $7.284   $10.703  $13.264  $13.940
Number of Units Outstanding, End of Period                            -    3,602     4,910    5,377    6,879
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                    $10.000   $9.105    $6.568   $8.055   $8.307
Accumulation Unit Value, End of Period                           $9.105   $6.568    $8.055   $8.307   $8.621
Number of Units Outstanding, End of Period                       11,986   12,469    12,622   12,622    2,021





*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.73% and an administrative expense charge of 0.10%.


(1) Effective  June 23, 2006,  the Morgan  Stanley VIS  Information  Portfolio -
Class Y will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class Y Sub-account.

(2) The Variable  Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(3) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I.  Growth - Series I  Sub-Account  into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(4) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the AIM V.I.  Premier Equity - Series I Sub-Account into the
AIM V.I. Core Equity - Series I Sub-Account.



ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 66-75) AND THE DEATH BENEFIT COMBINATION OPTION


For the Period Beginning January 1* and Ending December 31,         2001     2002     2003      2004    2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000   $9.169   $6.939    $8.560  $9.443
Accumulation Unit Value, End of Period                            $9.169   $6.939   $8.560    $9.443 $11.367
Number of Units Outstanding, End of Period                         1,807    3,835    7,107     7,569   2,584
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000   $9.295   $7.454    $9.323  $9.895
Accumulation Unit Value, End of Period                            $9.295   $7.454   $9.323    $9.895 $10.225
Number of Units Outstanding, End of Period                        51,343   93,638  110,832   125,637  91,864
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000   $9.203   $7.090    $8.522  $9.266
Accumulation Unit Value, End of Period                            $9.203   $7.090   $8.522    $9.266 $10.715
Number of Units Outstanding, End of Period                        13,092   40,981   53,262    41,362  20,991
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000   $9.539   $7.342    $9.267 $10.224
Accumulation Unit Value, End of Period                            $9.539   $7.342   $9.267   $10.224 $10.866
Number of Units Outstanding, End of Period                         2,806    9,478   19,281    19,421  12,878
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                     $10.000   $8.961   $6.948    $8.910  $9.813
Accumulation Unit Value, End of Period                            $8.961   $6.948   $8.910    $9.813 $10.245
Number of Units Outstanding, End of Period                           248      553      690       640     598
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000   $9.669   $8.277   $10.687 $12.017
Accumulation Unit Value, End of Period                            $9.669   $8.277  $10.687   $12.017 $12.515
Number of Units Outstanding, End of Period                         7,554   29,993   31,562    48,272  49,835
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                     $10.000   $7.705   $7.001    $8.749  $9.402
Accumulation Unit Value, End of Period                            $7.705   $7.001   $8.749    $9.402  $9.399
Number of Units Outstanding, End of Period                        16,540   28,573   59,649    59,314  58,901
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                     $10.000   $9.611   $8.676   $10.254 $11.136
Accumulation Unit Value, End of Period                            $9.611   $8.676  $10.254   $11.136 $11.655
Number of Units Outstanding, End of Period                         5,853   14,564   10,592     7,873  16,514
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                     $10.000  $10.403  $10.741   $11.386 $11.734
Accumulation Unit Value, End of Period                           $10.403  $10.741  $11.386   $11.734 $11.863
Number of Units Outstanding, End of Period                        55,102   97,055   97,760    89,449  88,985
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                     $10.000   $8.918   $4.960    $7.814  $7.921
Accumulation Unit Value, End of Period                            $8.918   $4.960   $7.814    $7.921  $7.785
Number of Units Outstanding, End of Period                        12,144   13,790   16,250    14,802  14,263
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                     $10.000  $10.262  $10.448   $10.450 $10.369
Accumulation Unit Value, End of Period                           $10.262  $10.448  $10.450   $10.369 $10.324
Number of Units Outstanding, End of Period                         3,574   29,559   28,409    38,678  36,636
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                     $10.000  $10.036   $9.950    $9.800  $9.671
Accumulation Unit Value, End of Period                           $10.036   $9.950   $9.800    $9.671  $9.726
Number of Units Outstanding, End of Period                        31,775  109,463  122,578    67,007  66,243
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                     $10.000   $9.432   $7.154    $8.949  $9.680
Accumulation Unit Value, End of Period                            $9.432   $7.154   $8.949    $9.680  $9.915
Number of Units Outstanding, End of Period                        38,678   92,525   99,376    98,705  94,644
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                     $10.000   $9.517   $8.389   $10.358 $11.187
Accumulation Unit Value, End of Period                            $9.517   $8.389  $10.358   $11.187 $11.857
Number of Units Outstanding, End of Period                        26,727   29,884   37,993    34,613  22,301
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                     $10.000   $8.294   $6.257    $7.191  $8.483
Accumulation Unit Value, End of Period                            $8.294   $6.257   $7.191    $8.483  $9.515
Number of Units Outstanding, End of Period                         7,285   30,818   27,723    27,496  29,044
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000   $9.749   $8.711   $12.787 $15.441
Accumulation Unit Value, End of Period                            $9.749   $8.711  $12.787   $15.441 $20.272
Number of Units Outstanding, End of Period                           261      219      403       279     269
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000   $9.617   $6.804    $8.337  $8.812
Accumulation Unit Value, End of Period                            $9.617   $6.804   $8.337    $8.812 $10.001
Number of Units Outstanding, End of Period                        14,722   19,814   29,715    31,157   4,295
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                     $10.000   $9.082   $7.410    $9.260 $10.661
Accumulation Unit Value, End of Period                            $9.082   $7.410   $9.260   $10.661 $11.615
Number of Units Outstanding, End of Period                        14,303   16,294   25,629    27,310  17,482
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                           -  $10.000   $7.297   $10.146 $12.100
Accumulation Unit Value, End of Period                                 -   $7.297  $10.146   $12.100 $13.953
Number of Units Outstanding, End of Period                             -    3,329    9,504    12,697  10,702
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                     $10.000   $9.840   $6.946    $9.641 $10.835
Accumulation Unit Value, End of Period                            $9.840   $6.946   $9.641   $10.835 $11.936
Number of Units Outstanding, End of Period                        14,911   70,822   81,948    77,981  59,595
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                     $10.000  $10.239   $9.895   $13.437 $17.976
Accumulation Unit Value, End of Period                           $10.239   $9.895  $13.437   $17.976 $20.638
Number of Units Outstanding, End of Period                         8,679   22,702   23,861    42,455  42,345
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                           -        -        -   $10.000 $11.103
Accumulation Unit Value, End of Period                                 -        -        -   $11.103 $12.099
Number of Units Outstanding, End of Period                             -        -        -         0       0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                           -  $10.000   $8.022   $10.289 $11.850
Accumulation Unit Value, End of Period                                 -   $8.022  $10.289   $11.850 $12.101
Number of Units Outstanding, End of Period                             -   49,245   67,760    74,478  61,386
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                     $10.000   $8.765   $5.804    $7.249  $7.610
Accumulation Unit Value, End of Period                            $8.765   $5.804   $7.249    $7.610  $8.056
Number of Units Outstanding, End of Period                           853        0        0         0       0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (2)
Accumulation Unit Value, Beginning of Period                     $10.000   $8.752   $5.781    $7.202  $7.543
Accumulation Unit Value, End of Period                            $8.752   $5.781   $7.202    $7.543  $7.963
Number of Units Outstanding, End of Period                        14,002   32,757   47,592    49,459  31,596
AIM V.I. CAPITAL APPRECIATION (3)
Accumulation Unit Value, Beginning of Period                     $10.000   $9.219   $6.839    $8.688  $9.086
Accumulation Unit Value, End of Period                            $9.219   $6.839   $8.688    $9.086  $9.699
Number of Units Outstanding, End of Period                         5,605    8,527    9,053     7,696   6,245
AIM V.I. CORE EQUITY (4)
Accumulation Unit Value, Beginning of Period                          --       --       --        --       $
Accumulation Unit Value, End of Period                                --       --       --        --       $
Number of Units Outstanding, End of Period                            --       --       --        --
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                           -        -        -   $10.000 $10.795
Accumulation Unit Value, End of Period                                 -        -        -   $10.795 $11.393
Number of Units Outstanding, End of Period                             -        -        -       951       0
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000   $9.114   $6.412    $8.471  $9.516
Accumulation Unit Value, End of Period                            $9.114   $6.412   $8.471    $9.516 $10.419
Number of Units Outstanding, End of Period                           885    2,536    2,827     3,382   3,088
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000   $9.504   $7.246    $9.394 $10.247
Accumulation Unit Value, End of Period                            $9.504   $7.246   $9.394   $10.247 $10.513
Number of Units Outstanding, End of Period                        35,106   78,061   79,264    97,704  91,169
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000   $9.301   $6.309    $7.633  $8.112
Accumulation Unit Value, End of Period                            $9.301   $6.309   $7.633    $8.112  $9.137
Number of Units Outstanding, End of Period                         8,463   15,350   14,333    11,607  11,285
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                           -        -        -   $10.000 $10.670
Accumulation Unit Value, End of Period                                 -        -        -   $10.670 $10.811
Number of Units Outstanding, End of Period                             -        -        -     1,422       0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                           -        -        -   $10.000 $11.214
Accumulation Unit Value, End of Period                                 -        -        -   $11.214 $11.174
Number of Units Outstanding, End of Period                             -        -        -     3,881  10,553
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                           -        -        -   $10.000 $10.926
Accumulation Unit Value, End of Period                                 -        -        -   $10.926 $11.846
Number of Units Outstanding, End of Period                             -        -        -     7,835  19,382
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                           -        -        -   $10.000 $11.492
Accumulation Unit Value, End of Period                                 -        -        -   $11.492 $12.416
Number of Units Outstanding, End of Period                             -        -        -     1,368       0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000   $9.437   $7.498    $9.368 $10.209
Accumulation Unit Value, End of Period                            $9.437   $7.498   $9.368   $10.209 $10.537
Number of Units Outstanding, End of Period                        15,121   27,927   22,635    22,255  20,110
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000   $9.162   $7.398    $9.326 $10.629
Accumulation Unit Value, End of Period                            $9.162   $7.398   $9.326   $10.629 $11.697
Number of Units Outstanding, End of Period                         7,318   21,602   17,195    15,197  14,877
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                           -  $10.000   $7.279   $10.684 $13.225
Accumulation Unit Value, End of Period                                 -   $7.279  $10.684   $13.225 $13.884
Number of Units Outstanding, End of Period                             -   17,611   20,417    19,553  21,761
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                     $10.000   $9.100   $6.557    $8.033  $8.275
Accumulation Unit Value, End of Period                            $9.100   $6.557   $8.033    $8.275  $8.579
Number of Units Outstanding, End of Period                         6,656    9,990   10,204     9,979   9,392




*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.84% and an administrative expense charge of 0.10%.

(1) Effective  June 23, 2006,  the Morgan  Stanley VIS  Information  Portfolio -
Class Y will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class Y Sub-account.

(2) The Variable  Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(3) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I.  Growth - Series I  Sub-Account  into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(4) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the AIM V.I.  Premier Equity - Series I Sub-Account into the
AIM V.I. Core Equity - Series I Sub-Account.




ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 66-75) AND THE INCOME BENEFIT COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December,             2001     2002    2003     2004     2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares))
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.116  $6.933   $8.547   $9.423
Accumulation Unit Value, End of Period                             $9.116   $6.933  $8.547   $9.423  $11.336
Number of Units Outstanding, End of Period                            748    2,254   2,254    2,908    2,908
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000   $9.292  $7.447   $9.309   $9.874
Accumulation Unit Value, End of Period                             $9.292   $7.447  $9.309   $9.874  $10.197
Number of Units Outstanding, End of Period                              0    1,088   1,426    3,141    2,494
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.176  $7.083   $8.509   $9.246
Accumulation Unit Value, End of Period                             $9.176   $7.083  $8.509   $9.246  $10.686
Number of Units Outstanding, End of Period                              0      187     434      420      407
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.536  $7.335   $9.253  $10.202
Accumulation Unit Value, End of Period                             $9.536   $7.335  $9.253  $10.202  $10.836
Number of Units Outstanding, End of Period                            441    1,548   1,809    1,710    1,696
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                      $10.000   $9.691  $6.942   $8.897   $9.792
Accumulation Unit Value, End of Period                             $9.691   $6.942  $8.897   $9.792  $10.217
Number of Units Outstanding, End of Period                              0    1,034     884      883      313
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000  $10.127  $8.270  $10.671  $11.992
Accumulation Unit Value, End of Period                            $10.127   $8.270 $10.671  $11.992  $12.481
Number of Units Outstanding, End of Period                              0        0     526        0        0
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                      $10.000   $9.188  $6.994   $8.736   $9.382
Accumulation Unit Value, End of Period                             $9.188   $6.994  $8.736   $9.382   $9.374
Number of Units Outstanding, End of Period                              0        0     241      451    1,007
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                      $10.000   $9.780  $8.668  $10.239  $11.112
Accumulation Unit Value, End of Period                             $9.780   $8.668 $10.239  $11.112  $11.623
Number of Units Outstanding, End of Period                              0        0     522      964        0
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                      $10.000  $10.400 $10.731  $11.369  $11.709
Accumulation Unit Value, End of Period                            $10.400  $10.731 $11.369  $11.709  $11.831
Number of Units Outstanding, End of Period                          2,112    1,964   1,874    1,874    1,851
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                      $10.000   $8.996  $4.956   $7.802   $7.904
Accumulation Unit Value, End of Period                             $8.996   $4.956  $7.802   $7.904   $7.763
Number of Units Outstanding, End of Period                              0        0       0        0        0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                      $10.000  $10.107 $10.438  $10.434  $10.347
Accumulation Unit Value, End of Period                            $10.107  $10.438 $10.434  $10.347  $10.296
Number of Units Outstanding, End of Period                              0        0   2,047    2,520      915
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                      $10.000  $10.033  $9.941   $9.785   $9.650
Accumulation Unit Value, End of Period                            $10.033   $9.941  $9.785   $9.650   $9.699
Number of Units Outstanding, End of Period                          7,315    1,785   6,332    6,145    1,681
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                      $10.000   $9.778  $7.147   $8.935   $9.659
Accumulation Unit Value, End of Period                             $9.778   $7.147  $8.935   $9.659   $9.888
Number of Units Outstanding, End of Period                              0      631     859      858      304
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                      $10.000   $9.778  $8.382  $10.342  $11.163
Accumulation Unit Value, End of Period                             $9.778   $8.382 $10.342  $11.163  $11.825
Number of Units Outstanding, End of Period                              0    1,032   1,709    1,689    2,959
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                      $10.000   $8.292  $6.251   $7.180   $8.465
Accumulation Unit Value, End of Period                             $8.292   $6.251  $7.180   $8.465   $9.489
Number of Units Outstanding, End of Period                            328    2,123   1,017        0        0
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.253  $8.703  $12.768  $15.408
Accumulation Unit Value, End of Period                             $9.253   $8.703 $12.768  $15.408  $20.217
Number of Units Outstanding, End of Period                              0        0     252      226      176
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000   $9.669  $6.798   $8.324   $8.794
Accumulation Unit Value, End of Period                             $9.669   $6.798  $8.324   $8.794   $9.974
Number of Units Outstanding, End of Period                              0        0       0        0        0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                      $10.000   $9.784  $7.403   $9.246  $10.639
Accumulation Unit Value, End of Period                             $9.784   $7.403  $9.246  $10.639  $11.583
Number of Units Outstanding, End of Period                              0        0       0        0        0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                            -  $10.000  $7.294  $10.136  $12.081
Accumulation Unit Value, End of Period                                  -   $7.294 $10.136  $12.081  $13.923
Number of Units Outstanding, End of Period                              -        0       0        0      643
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                      $10.000   $9.837  $6.940   $9.626  $10.812
Accumulation Unit Value, End of Period                             $9.837   $6.940  $9.626  $10.812  $11.903
Number of Units Outstanding, End of Period                            577    2,543   3,023    2,900    2,952
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                      $10.000  $10.578  $9.886  $13.417  $17.938
Accumulation Unit Value, End of Period                            $10.578   $9.886 $13.417  $17.938  $20.582
Number of Units Outstanding, End of Period                              0      601     220      194      445
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                            -        -       -  $10.000  $11.099
Accumulation Unit Value, End of Period                                  -        -       -  $11.099  $12.087
Number of Units Outstanding, End of Period                              -        -       -        0        0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                            -  $10.000  $8.019  $10.279  $11.831
Accumulation Unit Value, End of Period                                  -   $8.019 $10.279  $11.831  $12.074
Number of Units Outstanding, End of Period                              -    1,583   1,682    1,765    3,075
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                      $10.000   $9.244  $5.798   $7.238   $7.594
Accumulation Unit Value, End of Period                             $9.244   $5.798  $7.238   $7.594   $8.034
Number of Units Outstanding, End of Period                              0        0       0        0        0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (2)
Accumulation Unit Value, Beginning of Period                      $10.000   $9.241  $5.775   $7.191   $7.527
Accumulation Unit Value, End of Period                             $9.241   $5.775  $7.191   $7.527   $7.942
Number of Units Outstanding, End of Period                              0        0     290      544    1,294
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION (3)
Accumulation Unit Value, Beginning of Period                      $10.000   $9.387  $6.833   $8.675   $9.066
Accumulation Unit Value, End of Period                             $9.387   $6.833  $8.675   $9.066   $9.673
Number of Units Outstanding, End of Period                              0        0       0        0        0
AIM V.I. CORE EQUITY (4)
Accumulation Unit Value, Beginning of Period                           --       --      --       --        $
Accumulation Unit Value, End of Period                                 --       --      --       --        $
Number of Units Outstanding, End of Period                             --       --      --       --
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                            -        -       -  $10.000  $10.790
Accumulation Unit Value, End of Period                                  -        -       -  $10.790  $11.381
Number of Units Outstanding, End of Period                              -        -       -        0        0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000   $9.344  $6.406   $8.458   $9.496
Accumulation Unit Value, End of Period                             $9.344   $6.406  $8.458   $9.496  $10.391
Number of Units Outstanding, End of Period                              0        0       0        0        0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                      $10.000   $9.829  $7.239   $9.379  $10.225
Accumulation Unit Value, End of Period                             $9.829   $7.239  $9.379  $10.225  $10.484
Number of Units Outstanding, End of Period                              0      264     547      530      514
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000   $9.469  $6.303   $7.622   $8.094
Accumulation Unit Value, End of Period                             $9.469   $6.303  $7.622   $8.094   $9.112
Number of Units Outstanding, End of Period                              0        0       0        0        0
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                            -        -       -  $10.000  $10.666
Accumulation Unit Value, End of Period                                  -        -       -  $10.666  $10.800
Number of Units Outstanding, End of Period                              -        -       -        0        0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                            -        -       -  $10.000  $11.209
Accumulation Unit Value, End of Period                                  -        -       -  $11.209  $11.162
Number of Units Outstanding, End of Period                              -        -       -        0        0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                            -        -       -  $10.000  $10.921
Accumulation Unit Value, End of Period                                  -        -       -  $10.921  $11.834
Number of Units Outstanding, End of Period                              -        -       -        0        0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                            -        -       -  $10.000  $11.487
Accumulation Unit Value, End of Period                                  -        -       -  $11.487  $12.404
Number of Units Outstanding, End of Period                              -        -       -        0        0
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                      $10.000   $9.886  $7.491   $9.354  $10.188
Accumulation Unit Value, End of Period                             $9.886   $7.491  $9.354  $10.188  $10.508
Number of Units Outstanding, End of Period                              0    1,533     829      828      293
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.702  $7.392   $9.312  $10.606
Accumulation Unit Value, End of Period                             $9.702   $7.392  $9.312  $10.606  $11.665
Number of Units Outstanding, End of Period                              0      439     727    1,289    2,093
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                            -  $10.000  $7.276  $10.673  $13.204
Accumulation Unit Value, End of Period                                  -   $7.276 $10.673  $13.204  $13.854
Number of Units Outstanding, End of Period                              -      229     805      738    1,077
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                      $10.000   $9.097  $6.551   $8.021   $8.257
Accumulation Unit Value, End of Period                             $9.097   $6.551  $8.021   $8.257   $8.555
Number of Units Outstanding, End of Period                            602    2,633   3,644    1,961    2,010




*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

(1) Effective  June 23, 2006,  the Morgan  Stanley VIS  Information  Portfolio -
Class Y will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class Y Sub-account.

(2) The Variable  Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(3) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I.  Growth - Series I  Sub-Account  into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(4) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the AIM V.I.  Premier Equity - Series I Sub-Account into the
AIM V.I. Core Equity - Series I Sub-Account.




ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT  SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 55 AND LESS)


For the Period Beginning January 1* and Ending December,           2001     2002      2003     2004     2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000   $9.191    $6.987   $8.656   $9.591
Accumulation Unit Value, End of Period                           $9.191   $6.987    $8.656   $9.591  $11.596
Number of Units Outstanding, End of Period                        2,706    4,552     4,551    4,550    4,549
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000   $9.317    $7.505   $9.428  $10.050
Accumulation Unit Value, End of Period                           $9.317   $7.505    $9.428  $10.050  $10.431
Number of Units Outstanding, End of Period                        1,011    1,011     1,011    1,011    1,011
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000   $9.225    $7.138   $8.617   $9.411
Accumulation Unit Value, End of Period                           $9.225   $7.138    $8.617   $9.411  $10.931
Number of Units Outstanding, End of Period                        4,427    6,013     8,253    8,253    8,253
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000   $9.976    $7.391   $9.371  $10.384
Accumulation Unit Value, End of Period                           $9.976   $7.391    $9.371  $10.384  $11.085
Number of Units Outstanding, End of Period                            0      288       288      287      255
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                    $10.000   $8.982    $6.995   $9.010   $9.967
Accumulation Unit Value, End of Period                           $8.982   $6.995    $9.010   $9.967  $10.451
Number of Units Outstanding, End of Period                            0      286       285      284      284
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000  $10.136    $8.334  $10.807  $12.206
Accumulation Unit Value, End of Period                          $10.136   $8.334   $10.807  $12.206  $12.767
Number of Units Outstanding, End of Period                            0      277       277      277      245
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                    $10.000   $9.196    $7.048   $8.848   $9.549
Accumulation Unit Value, End of Period                           $9.196   $7.048    $8.848   $9.549   $9.589
Number of Units Outstanding, End of Period                            0      113         0        0        0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                    $10.000   $9.789    $8.735  $10.370  $11.310
Accumulation Unit Value, End of Period                           $9.789   $8.735   $10.370  $11.310  $11.890
Number of Units Outstanding, End of Period                            0      868         0        0        0
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                    $10.000  $10.428   $10.813  $11.514  $11.918
Accumulation Unit Value, End of Period                          $10.428  $10.813   $11.514  $11.918  $12.102
Number of Units Outstanding, End of Period                        1,996    3,393     3,391    3,389    3,365
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                    $10.000   $9.004    $4.994   $7.901   $8.045
Accumulation Unit Value, End of Period                           $9.004   $4.994    $7.901   $8.045   $7.941
Number of Units Outstanding, End of Period                            0        0         0        0        0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                    $10.000  $10.116   $10.518  $10.567  $10.532
Accumulation Unit Value, End of Period                          $10.116  $10.518   $10.567  $10.532  $10.532
Number of Units Outstanding, End of Period                            0      727       726      726      643
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                    $10.000  $10.060   $10.018   $9.910   $9.822
Accumulation Unit Value, End of Period                          $10.060  $10.018    $9.910   $9.822   $9.922
Number of Units Outstanding, End of Period                       45,369   44,522    15,933    3,656      132
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                    $10.000   $9.455    $7.202   $9.049   $9.832
Accumulation Unit Value, End of Period                           $9.455   $7.202    $9.049   $9.832  $10.115
Number of Units Outstanding, End of Period                        1,990    2,368     2,770    2,769    2,681
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                    $10.000   $9.787    $8.446  $10.475  $11.362
Accumulation Unit Value, End of Period                           $9.787   $8.446   $10.475  $11.362  $12.096
Number of Units Outstanding, End of Period                            0    3,500     4,319    4,317    4,316
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                    $10.000   $8.314    $6.300   $7.272   $8.616
Accumulation Unit Value, End of Period                           $8.314   $6.300    $7.272   $8.616   $9.707
Number of Units Outstanding, End of Period                        1,019    1,019     1,019    1,019    1,019
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000   $9.772    $8.770  $12.931  $15.683
Accumulation Unit Value, End of Period                           $9.772   $8.770   $12.931  $15.683  $20.681
Number of Units Outstanding, End of Period                          793    2,091         0        0        0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000   $9.678    $6.850   $8.431   $8.951
Accumulation Unit Value, End of Period                           $9.678   $6.850    $8.431   $8.951  $10.203
Number of Units Outstanding, End of Period                            0      373       373      372      330
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                    $10.000   $9.793    $7.460   $9.364  $10.829
Accumulation Unit Value, End of Period                           $9.793   $7.460    $9.364  $10.829  $11.849
Number of Units Outstanding, End of Period                            0        0         0        0        0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                          -  $10.000    $7.318  $10.221  $12.243
Accumulation Unit Value, End of Period                                -   $7.318   $10.221  $12.243  $14.180
Number of Units Outstanding, End of Period                            -    1,498     1,498    1,498    1,498
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                    $10.000   $9.863    $6.993   $9.749  $11.005
Accumulation Unit Value, End of Period                           $9.863   $6.993    $9.749  $11.005  $12.176
Number of Units Outstanding, End of Period                          276    2,156     1,850    1,850    1,849
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                    $10.000  $10.263    $9.962  $13.588  $18.258
Accumulation Unit Value, End of Period                          $10.263   $9.962   $13.588  $18.258  $21.054
Number of Units Outstanding, End of Period                        1,620    1,707        88       87       78
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                          -        -         -  $10.000  $11.137
Accumulation Unit Value, End of Period                                -        -         -  $11.137  $12.190
Number of Units Outstanding, End of Period                            -        -         -        0        0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                          -  $10.000    $8.046  $10.365  $11.990
Accumulation Unit Value, End of Period                                -   $8.046   $10.365  $11.990  $12.298
Number of Units Outstanding, End of Period                            -        0         0        0        0
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                    $10.000   $9.253    $5.843   $7.330   $7.729
Accumulation Unit Value, End of Period                           $9.253   $5.843    $7.330   $7.729   $8.218
Number of Units Outstanding, End of Period                            0        0         0        0        0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (2)
Accumulation Unit Value, Beginning of Period                    $10.000   $8.773    $5.820   $7.283   $7.661
Accumulation Unit Value, End of Period                           $8.773   $5.820    $7.283   $7.661   $8.124
Number of Units Outstanding, End of Period                        2,245    1,102         0        0        0
AIM V.I. CAPITAL APPRECIATION (3)
Accumulation Unit Value, Beginning of Period                    $10.000   $9.240    $6.886   $8.786   $9.228
Accumulation Unit Value, End of Period                           $9.240   $6.886    $8.786   $9.228   $9.895
Number of Units Outstanding, End of Period                          293      453       452      451      432
AIM V.I. CORE EQUITY (4)
Accumulation Unit Value, Beginning of Period                         --       --        --       --        $
Accumulation Unit Value, End of Period                               --       --        --       --        $
Number of Units Outstanding, End of Period                           --       --        --       --
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                          -        -         -  $10.000  $10.827
Accumulation Unit Value, End of Period                                -        -         -  $10.827  $11.478
Number of Units Outstanding, End of Period                            -        -         -        0        0
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000   $9.353    $6.456   $8.566   $9.665
Accumulation Unit Value, End of Period                           $9.353   $6.456    $8.566   $9.665  $10.630
Number of Units Outstanding, End of Period                            0        0         0        0        0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                    $10.000   $9.526    $7.295   $9.499  $10.408
Accumulation Unit Value, End of Period                           $9.526   $7.295    $9.499  $10.408  $10.725
Number of Units Outstanding, End of Period                        2,580    4,034     5,985    5,984    5,983
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000   $9.323    $6.352   $7.719   $8.239
Accumulation Unit Value, End of Period                           $9.323   $6.352    $7.719   $8.239   $9.321
Number of Units Outstanding, End of Period                        7,034    6,992     6,537    6,537    6,537
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                          -        -         -  $10.000  $10.702
Accumulation Unit Value, End of Period                                -        -         -  $10.702  $10.892
Number of Units Outstanding, End of Period                            -        -         -        0        0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                          -        -         -  $10.000  $11.247
Accumulation Unit Value, End of Period                                -        -         -  $11.247  $11.257
Number of Units Outstanding, End of Period                            -        -         -        0        0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                          -        -         -  $10.000  $10.958
Accumulation Unit Value, End of Period                                -        -         -  $10.958  $11.934
Number of Units Outstanding, End of Period                            -        -         -        0        0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                          -        -         -  $10.000  $11.526
Accumulation Unit Value, End of Period                                -        -         -  $11.526  $12.509
Number of Units Outstanding, End of Period                            -        -         -        0        0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                    $10.000   $9.895    $7.549   $9.473  $10.369
Accumulation Unit Value, End of Period                           $9.895   $7.549    $9.473  $10.369  $10.749
Number of Units Outstanding, End of Period                            0    1,421     3,366    3,366    3,366
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000   $9.184    $7.449   $9.431  $10.795
Accumulation Unit Value, End of Period                           $9.184   $7.449    $9.431  $10.795  $11.932
Number of Units Outstanding, End of Period                        5,772    5,918     5,490    5,490    5,490
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                          -  $10.000    $7.300  $10.762  $13.381
Accumulation Unit Value, End of Period                                -   $7.300   $10.762  $13.381  $14.110
Number of Units Outstanding, End of Period                            -    1,452     1,452    1,452    1,452
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                    $10.000   $9.121    $6.601   $8.123   $8.405
Accumulation Unit Value, End of Period                           $9.121   $6.601    $8.123   $8.405   $8.751
Number of Units Outstanding, End of Period                          285    1,988     4,360    4,360    4,359





*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%.

(1) Effective  June 23, 2006,  the Morgan  Stanley VIS  Information  Portfolio -
Class Y will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class Y Sub-account.

(2) The Variable  Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(3) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I.  Growth - Series I  Sub-Account  into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(4) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the AIM V.I.  Premier Equity - Series I Sub-Account into the
AIM V.I. Core Equity - Series I Sub-Account.



ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE PERFORMANCE DEATH BENEFIT OPTION


For the Period Beginning January 1* and Ending December 31,          2001     2002    2003     2004     2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.185  $6.973   $8.628   $9.547
Accumulation Unit Value, End of Period                             $9.185   $6.973  $8.628   $9.547  $11.528
Number of Units Outstanding, End of Period                            856      906   2,717    2,485    2,428
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000   $9.311  $7.490   $9.397  $10.004
Accumulation Unit Value, End of Period                             $9.311   $7.490  $9.397  $10.004  $10.369
Number of Units Outstanding, End of Period                          7,536   22,181  21,880   17,779   15,055
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.218  $7.124   $8.589   $9.368
Accumulation Unit Value, End of Period                             $9.218   $7.124  $8.589   $9.368  $10.867
Number of Units Outstanding, End of Period                          7,275   15,485  13,811   14,703   11,688
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.556  $7.377   $9.341  $10.336
Accumulation Unit Value, End of Period                             $9.556   $7.377  $9.341  $10.336  $11.020
Number of Units Outstanding, End of Period                          1,140    3,566   5,381    6,227    5,946
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                      $10.000   $9.698  $6.981   $8.981   $9.921
Accumulation Unit Value, End of Period                             $9.698   $6.981  $8.981   $9.921  $10.390
Number of Units Outstanding, End of Period                              0        0       0        0        0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000   $9.685  $8.317  $10.771  $12.150
Accumulation Unit Value, End of Period                             $9.685   $8.317 $10.771  $12.150  $12.692
Number of Units Outstanding, End of Period                          1,632    6,641   6,177    6,320    2,673
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                      $10.000   $7.718  $7.034   $8.818   $9.506
Accumulation Unit Value, End of Period                             $7.718   $7.034  $8.818   $9.506   $9.532
Number of Units Outstanding, End of Period                            439      439     951      771      853
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                      $10.000   $9.627  $8.717  $10.335  $11.258
Accumulation Unit Value, End of Period                             $9.627   $8.717 $10.335  $11.258  $11.820
Number of Units Outstanding, End of Period                            829    3,694   5,893    5,914    4,609
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                      $10.000  $10.421 $10.792  $11.476  $11.863
Accumulation Unit Value, End of Period                            $10.421  $10.792 $11.476  $11.863  $12.031
Number of Units Outstanding, End of Period                            943    3,998  19,710   14,303    5,125
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                      $10.000   $8.933  $4.984   $7.875   $8.008
Accumulation Unit Value, End of Period                             $8.933   $4.984  $7.875   $8.008   $7.895
Number of Units Outstanding, End of Period                            443    1,629   1,628    1,627      543
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                      $10.000  $10.279 $10.497  $10.532  $10.483
Accumulation Unit Value, End of Period                            $10.279  $10.497 $10.532  $10.483  $10.470
Number of Units Outstanding, End of Period                            121   33,980   5,478    3,679    2,472
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                      $10.000  $10.053  $9.998   $9.877   $9.777
Accumulation Unit Value, End of Period                            $10.053   $9.998  $9.877   $9.777   $9.863
Number of Units Outstanding, End of Period                         20,406   50,938   6,593    3,661    3,235
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                      $10.000   $9.448  $7.188   $9.019   $9.787
Accumulation Unit Value, End of Period                             $9.448   $7.188  $9.019   $9.787  $10.056
Number of Units Outstanding, End of Period                         12,846   17,866  23,530   22,150   21,877
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                      $10.000   $9.532  $8.430  $10.440  $11.310
Accumulation Unit Value, End of Period                             $9.532   $8.430 $10.440  $11.310  $12.025
Number of Units Outstanding, End of Period                          7,962   11,014  12,718    9,930    9,603
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                      $10.000   $8.308  $6.287   $7.248   $8.577
Accumulation Unit Value, End of Period                             $8.308   $6.287  $7.248   $8.577   $9.650
Number of Units Outstanding, End of Period                          2,204    2,203   2,202    2,201        0
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.766  $8.752  $12.888  $15.611
Accumulation Unit Value, End of Period                             $9.766   $8.752 $12.888  $15.611  $20.559
Number of Units Outstanding, End of Period                          1,106    1,804   2,087    1,217    1,216
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000   $9.633  $6.837   $8.403   $8.910
Accumulation Unit Value, End of Period                             $9.633   $6.837  $8.403   $8.910  $10.143
Number of Units Outstanding, End of Period                          1,842    5,397   5,397    6,321    6,321
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                      $10.000   $9.791  $7.445   $9.333  $10.779
Accumulation Unit Value, End of Period                             $9.791   $7.445  $9.333  $10.779  $11.779
Number of Units Outstanding, End of Period                              0        0       0      621      621
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                            -  $10.000  $7.312  $10.199  $12.201
Accumulation Unit Value, End of Period                                  -   $7.312 $10.199  $12.201  $14.113
Number of Units Outstanding, End of Period                              -    3,414   3,258    3,257    3,256
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                      $10.000   $9.856  $6.979   $9.717  $10.955
Accumulation Unit Value, End of Period                             $9.856   $6.979  $9.717  $10.955  $12.105
Number of Units Outstanding, End of Period                          5,648   17,892  10,131   16,589   16,370
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                      $10.000  $10.256  $9.942  $13.543  $18.174
Accumulation Unit Value, End of Period                            $10.256   $9.942 $13.543  $18.174  $20.930
Number of Units Outstanding, End of Period                            726    3,570   2,211    1,670      754
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                            -        -       -  $10.000  $11.127
Accumulation Unit Value, End of Period                                  -        -       -  $11.127  $12.163
Number of Units Outstanding, End of Period                              -        -       -        0        0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                            -  $10.000  $8.039  $10.343  $11.949
Accumulation Unit Value, End of Period                                  -   $8.039 $10.343  $11.949  $12.239
Number of Units Outstanding, End of Period                              -    1,915   3,863    3,282    6,017
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                      $10.000   $8.780  $5.832   $7.306   $7.694
Accumulation Unit Value, End of Period                             $8.780   $5.832  $7.306   $7.694   $8.170
Number of Units Outstanding, End of Period                          1,647    6,399   6,403    6,406    4,897
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (2)
Accumulation Unit Value, Beginning of Period                      $10.000   $8.767  $5.808   $7.259   $7.626
Accumulation Unit Value, End of Period                             $8.767   $5.808  $7.259   $7.626   $8.076
Number of Units Outstanding, End of Period                          3,477    7,732   7,327    6,065    6,906
AIM V.I. CAPITAL APPRECIATION (3)
Accumulation Unit Value, Beginning of Period                      $10.000   $9.234  $6.872   $8.757   $9.186
Accumulation Unit Value, End of Period                             $9.234   $6.872  $8.757   $9.186   $9.836
Number of Units Outstanding, End of Period                            423      536     265      265      268
AIM V.I. CORE EQUITY (4)
Accumulation Unit Value, Beginning of Period                           --       --      --       --        $
Accumulation Unit Value, End of Period                                 --       --      --       --        $
Number of Units Outstanding, End of Period                             --       --      --       --
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                            -        -       -  $10.000  $10.818
Accumulation Unit Value, End of Period                                  -        -       -  $10.818  $11.453
Number of Units Outstanding, End of Period                              -        -       -        0        0
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000   $9.129  $6.443   $8.538   $9.621
Accumulation Unit Value, End of Period                             $9.129   $6.443  $8.538   $9.621  $10.567
Number of Units Outstanding, End of Period                          1,019    1,724     468    2,573    2,340
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                      $10.000   $9.520  $7.280   $9.468  $10.360
Accumulation Unit Value, End of Period                             $9.520   $7.280  $9.468  $10.360  $10.661
Number of Units Outstanding, End of Period                          4,775   15,189  12,798   10,232   10,582
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000   $9.317  $6.339   $7.694   $8.201
Accumulation Unit Value, End of Period                             $9.317   $6.339  $7.694   $8.201   $9.266
Number of Units Outstanding, End of Period                          3,831    8,884   8,877    8,871    8,866
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                            -        -       -  $10.000  $10.693
Accumulation Unit Value, End of Period                                  -        -       -  $10.693  $10.868
Number of Units Outstanding, End of Period                              -        -       -        0      398
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                            -        -       -  $10.000  $11.237
Accumulation Unit Value, End of Period                                  -        -       -  $11.237  $11.234
Number of Units Outstanding, End of Period                              -        -       -      675      674
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                            -        -       -  $10.000  $10.949
Accumulation Unit Value, End of Period                                  -        -       -  $10.949  $11.908
Number of Units Outstanding, End of Period                              -        -       -        0        0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                            -        -       -  $10.000  $11.516
Accumulation Unit Value, End of Period                                  -        -       -  $11.516  $12.482
Number of Units Outstanding, End of Period                              -        -       -      647    3,327
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                      $10.000   $9.453  $7.534   $9.442  $10.322
Accumulation Unit Value, End of Period                             $9.453   $7.534  $9.442  $10.322  $10.686
Number of Units Outstanding, End of Period                          4,403    4,797   4,602    4,137    4,005
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.178  $7.434   $9.400  $10.746
Accumulation Unit Value, End of Period                             $9.178   $7.434  $9.400  $10.746  $11.862
Number of Units Outstanding, End of Period                          2,107    3,659   1,882    1,804    1,803
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                            -  $10.000  $7.294  $10.739  $13.335
Accumulation Unit Value, End of Period                                  -   $7.294 $10.739  $13.335  $14.043
Number of Units Outstanding, End of Period                              -    9,797   1,794    3,821    2,635
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                      $10.000   $9.115  $6.588   $8.096   $8.366
Accumulation Unit Value, End of Period                             $9.115   $6.588  $8.096   $8.366   $8.700
Number of Units Outstanding, End of Period                          2,670    4,058   3,654    3,652    1,038






*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.53% and an administrative expense charge of 0.10%.

(1) Effective  June 23, 2006,  the Morgan  Stanley VIS  Information  Portfolio -
Class Y will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class Y Sub-account.

(2) The Variable  Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(3) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I.  Growth - Series I  Sub-Account  into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(4) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the AIM V.I.  Premier Equity - Series I Sub-Account into the
AIM V.I. Core Equity - Series I Sub-Account.



ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE DEATH BENEFIT COMBINATION OPTION


For the Period Beginning January 1* and Ending December 31,          2001     2002      2003     2004    2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.179    $6.961   $8.604  $9.510
Accumulation Unit Value, End of Period                             $9.179   $6.961    $8.604   $9.510 $11.470
Number of Units Outstanding, End of Period                            992      387       387    4,474   4,170
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000   $9.305    $7.477   $9.370  $9.965
Accumulation Unit Value, End of Period                             $9.305   $7.477    $9.370   $9.965 $10.318
Number of Units Outstanding, End of Period                         14,817   21,705    15,980   15,619  13,103
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.213    $7.112   $8.565  $9.332
Accumulation Unit Value, End of Period                             $9.213   $7.112    $8.565   $9.332 $10.813
Number of Units Outstanding, End of Period                          8,540   17,782    23,875   18,672  18,339
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                      $10.000   $9.549    $7.364   $9.315 $10.296
Accumulation Unit Value, End of Period                             $9.549   $7.364    $9.315  $10.296 $10.965
Number of Units Outstanding, End of Period                          2,347    8,911     6,539    2,243     355
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                      $10.000   $8.970    $6.970   $8.956  $9.882
Accumulation Unit Value, End of Period                             $8.970   $6.970    $8.956   $9.882 $10.338
Number of Units Outstanding, End of Period                          1,956    1,983     1,964    2,819   2,373
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000   $9.680    $8.303  $10.741 $12.103
Accumulation Unit Value, End of Period                             $9.680   $8.303   $10.741  $12.103 $12.629
Number of Units Outstanding, End of Period                          3,229    3,999     7,002   11,014  11,424
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                      $10.000   $7.713    $7.022   $8.794  $9.469
Accumulation Unit Value, End of Period                             $7.713   $7.022    $8.794   $9.469  $9.485
Number of Units Outstanding, End of Period                            820    2,764     3,042    3,210   2,733
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                      $10.000   $9.621    $8.703  $10.307 $11.215
Accumulation Unit Value, End of Period                             $9.621   $8.703   $10.307  $11.215 $11.761
Number of Units Outstanding, End of Period                          6,066    8,223     7,639    5,916   5,691
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                      $10.000  $10.415   $10.774  $11.444 $11.817
Accumulation Unit Value, End of Period                            $10.415  $10.774   $11.444  $11.817 $11.971
Number of Units Outstanding, End of Period                          9,489   13,467    14,631   18,737  21,142
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                      $10.000   $8.928    $4.975   $7.853  $7.977
Accumulation Unit Value, End of Period                             $8.928   $4.975    $7.853   $7.977  $7.856
Number of Units Outstanding, End of Period                          1,198    4,061     4,422      874       0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                      $10.000  $10.273   $10.480  $10.503 $10.443
Accumulation Unit Value, End of Period                            $10.273  $10.480   $10.503  $10.443 $10.418
Number of Units Outstanding, End of Period                         11,499   20,114    23,724   25,752  24,259
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                      $10.000  $10.040    $9.981   $9.850  $9.739
Accumulation Unit Value, End of Period                            $10.047   $9.981    $9.850   $9.739  $9.814
Number of Units Outstanding, End of Period                          8,001   12,995    31,026   16,866  20,227
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                      $10.000   $9.442    $7.176   $8.994  $9.749
Accumulation Unit Value, End of Period                             $9.442   $7.176    $8.994   $9.749 $10.006
Number of Units Outstanding, End of Period                         13,404   34,883    49,619   21,212  18,778
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                      $10.000   $9.527    $8.415  $10.411 $11.266
Accumulation Unit Value, End of Period                             $9.527   $8.415   $10.411  $11.266 $11.965
Number of Units Outstanding, End of Period                          8,726    9,745    12,723   16,367  13,441
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                      $10.000   $8.303    $6.277   $7.227  $8.544
Accumulation Unit Value, End of Period                             $8.303   $6.277    $7.227   $8.544  $9.602
Number of Units Outstanding, End of Period                          5,707    5,841     5,879    4,448   5,806
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.257    $8.738  $12.852 $15.550
Accumulation Unit Value, End of Period                             $9.257   $8.738   $12.852  $15.550 $20.457
Number of Units Outstanding, End of Period                              0      223       508      297     286
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000   $9.628    $6.825   $8.379  $8.875
Accumulation Unit Value, End of Period                             $9.628   $6.825    $8.379   $8.875 $10.093
Number of Units Outstanding, End of Period                          4,732    7,470     7,543    7,886   7,631
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                      $10.000   $9.092    $7.433   $9.307 $10.737
Accumulation Unit Value, End of Period                             $9.092   $7.433    $9.307  $10.737 $11.720
Number of Units Outstanding, End of Period                          1,647    4,029     2,686    2,662   3,659
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                            -  $10.000    $7.307  $10.180 $12.165
Accumulation Unit Value, End of Period                                  -   $7.307   $10.180  $12.165 $14.056
Number of Units Outstanding, End of Period                              -        0       648    1,218   1,099
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                      $10.000   $9.850    $6.967   $9.690 $10.912
Accumulation Unit Value, End of Period                             $9.850   $6.967    $9.690  $10.912 $12.044
Number of Units Outstanding, End of Period                         18,147   30,706    33,646   20,908  21,538
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                      $10.000  $10.250    $9.925  $13.506 $18.104
Accumulation Unit Value, End of Period                            $10.250   $9.925   $13.506  $18.104 $20.826
Number of Units Outstanding, End of Period                          2,377    8,313     6,916    4,826   4,696
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                            -        -         -  $10.000 $11.119
Accumulation Unit Value, End of Period                                  -        -         -  $11.119 $12.141
Number of Units Outstanding, End of Period                              -        -         -      334   1,287
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                            -  $10.000    $8.033  $10.324 $11.914
Accumulation Unit Value, End of Period                                  -   $8.033   $10.324  $11.914 $12.190
Number of Units Outstanding, End of Period                              -   16,284    13,850   14,313  20,882
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                      $10.000   $8.774    $5.822   $7.286  $7.664
Accumulation Unit Value, End of Period                             $8.774   $5.822    $7.286   $7.664  $8.130
Number of Units Outstanding, End of Period                          1,555    1,136     1,319    1,469   1,673
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (2)
Accumulation Unit Value, Beginning of Period                      $10.000   $8.761    $5.798   $7.239  $7.596
Accumulation Unit Value, End of Period                             $8.761   $5.798    $7.239   $7.596  $8.036
Number of Units Outstanding, End of Period                         12,321   23,907    25,816   14,878  12,138
AIM V.I. CAPITAL APPRECIATION (3)
Accumulation Unit Value, Beginning of Period                      $10.000   $9.229    $6.860   $8.732  $9.150
Accumulation Unit Value, End of Period                             $9.229   $6.860    $8.732   $9.150  $9.787
Number of Units Outstanding, End of Period                          6,576    7,069     7,246    7,258   7,039
AIM V.I. CORE EQUITY (4)
Accumulation Unit Value, Beginning of Period                           --       --        --       --       $
Accumulation Unit Value, End of Period                                 --       --        --       --       $
Number of Units Outstanding, End of Period                             --       --        --       --
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                            -        -         -  $10.000 $10.810
Accumulation Unit Value, End of Period                                  -        -         -  $10.810 $11.432
Number of Units Outstanding, End of Period                              -        -         -        0     326
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000   $9.124    $6.432   $8.514  $9.583
Accumulation Unit Value, End of Period                             $9.124   $6.432    $8.514   $9.583 $10.514
Number of Units Outstanding, End of Period                            100      100     1,749    2,524   4,298
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                      $10.000   $9.514    $7.268   $9.441 $10.320
Accumulation Unit Value, End of Period                             $9.514   $7.268    $9.441  $10.320 $10.608
Number of Units Outstanding, End of Period                         14,176   31,552    30,734   21,742  20,013
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000   $9.311    $6.328   $7.672  $8.169
Accumulation Unit Value, End of Period                             $9.311   $6.328    $7.672   $8.169  $9.220
Number of Units Outstanding, End of Period                          7,953   11,894    12,779    9,006   8,807
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                            -        -         -  $10.000 $10.685
Accumulation Unit Value, End of Period                                  -        -         -  $10.685 $10.850
Number of Units Outstanding, End of Period                              -        -         -      407     829
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                            -        -         -  $10.000 $11.229
Accumulation Unit Value, End of Period                                  -        -         -  $11.229 $11.212
Number of Units Outstanding, End of Period                              -        -         -        0   1,869
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                            -        -         -  $10.000 $10.941
Accumulation Unit Value, End of Period                                  -        -         -  $10.941 $11.886
Number of Units Outstanding, End of Period                              -        -         -        0       0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                            -        -         -  $10.000 $11.508
Accumulation Unit Value, End of Period                                  -        -         -  $11.508 $12.459
Number of Units Outstanding, End of Period                              -        -         -    1,752   4,171
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                      $10.000   $9.447    $7.521   $9.416 $10.282
Accumulation Unit Value, End of Period                             $9.447   $7.521    $9.416  $10.282 $10.633
Number of Units Outstanding, End of Period                             30       29     4,313    3,573   3,019
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.172    $7.421   $9.374 $10.704
Accumulation Unit Value, End of Period                             $9.172   $7.421    $9.374  $10.704 $11.803
Number of Units Outstanding, End of Period                          1,426    5,760     5,622    5,562   5,061
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                            -  $10.000    $7.289  $10.719 $13.296
Accumulation Unit Value, End of Period                                  -   $7.289   $10.719  $13.296 $13.986
Number of Units Outstanding, End of Period                              -    4,307     5,159    3,193   2,522
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                      $10.000   $9.110    $6.577   $8.074  $8.334
Accumulation Unit Value, End of Period                             $9.110   $6.577    $8.074   $8.334  $8.657
Number of Units Outstanding, End of Period                          6,514   11,559     8,300    4,151   5,649






*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.64% and an administrative expense charge of 0.10%.


(1) Effective  June 23, 2006,  the Morgan  Stanley VIS  Information  Portfolio -
Class Y will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class Y Sub-account.

(2) The Variable  Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(3) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I.  Growth - Series I  Sub-Account  into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(4) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the AIM V.I.  Premier Equity - Series I Sub-Account into the
AIM V.I. Core Equity - Series I Sub-Account.




ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE INCOME BENEFIT COMBINATION OPTION
2


For the Period Beginning January 1* and Ending December 31,           2001     2002    2003     2004     2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                       $10.000   $9.176  $6.954   $8.590   $9.490
Accumulation Unit Value, End of Period                              $9.176   $6.954  $8.590   $9.490  $11.439
Number of Units Outstanding, End of Period                           1,791    3,560   3,314    3,314    3,314
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                       $10.000   $9.302  $7.470   $9.356   $9.944
Accumulation Unit Value, End of Period                              $9.302   $7.470  $9.356   $9.944  $10.290
Number of Units Outstanding, End of Period                           7,116    7,441   7,368    6,291    6,287
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                       $10.000   $9.210  $7.105   $8.552   $9.312
Accumulation Unit Value, End of Period                              $9.210   $7.105  $8.552   $9.312  $10.783
Number of Units Outstanding, End of Period                           4,944    6,780   8,093    6,992    6,982
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                       $10.000   $9.546  $7.357   $9.300  $10.274
Accumulation Unit Value, End of Period                              $9.546   $7.357  $9.300  $10.274  $10.935
Number of Units Outstanding, End of Period                           1,959    3,136   3,771    2,708    2,704
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                       $10.000   $8.968  $6.963   $8.942   $9.862
Accumulation Unit Value, End of Period                              $8.968   $6.963  $8.942   $9.862  $10.310
Number of Units Outstanding, End of Period                             268      796     796      796      796
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                       $10.000   $9.677  $8.295  $10.725  $12.077
Accumulation Unit Value, End of Period                              $9.677   $8.295 $10.725  $12.077  $12.594
Number of Units Outstanding, End of Period                             885    3,196   3,945    2,772    2,771
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                       $10.000   $7.711  $7.016   $8.780   $9.449
Accumulation Unit Value, End of Period                              $7.711   $7.016  $8.780   $9.449   $9.459
Number of Units Outstanding, End of Period                           2,141    2,406   3,344    3,343    3,344
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                       $10.000   $9.618  $8.695  $10.291  $11.191
Accumulation Unit Value, End of Period                              $9.618   $8.695 $10.291  $11.191  $11.729
Number of Units Outstanding, End of Period                               0      154     467      467      466
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                       $10.000  $10.411 $10.764  $11.427  $11.792
Accumulation Unit Value, End of Period                             $10.411  $10.764 $11.427  $11.792  $11.939
Number of Units Outstanding, End of Period                             231    5,622   9,776    6,521    6,121
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                       $10.000   $8.925  $4.971   $7.841   $7.960
Accumulation Unit Value, End of Period                              $8.925   $4.971  $7.841   $7.960   $7.834
Number of Units Outstanding, End of Period                             581      581     581      581      581
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                       $10.000  $10.269 $10.470  $10.487  $10.420
Accumulation Unit Value, End of Period                             $10.269  $10.470 $10.487  $10.420  $10.390
Number of Units Outstanding, End of Period                               0    6,570  16,396   13,964   12,806
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                       $10.000  $10.027  $9.972   $9.835   $9.719
Accumulation Unit Value, End of Period                             $10.027   $9.972  $9.835   $9.719   $9.788
Number of Units Outstanding, End of Period                               0    1,023     718      774      776
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                       $10.000   $9.439  $7.169   $8.980   $9.728
Accumulation Unit Value, End of Period                              $9.439   $7.169  $8.980   $9.728   $9.979
Number of Units Outstanding, End of Period                           2,487    5,111   6,291    6,286    6,281
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                       $10.000   $9.524  $8.407  $10.395  $11.242
Accumulation Unit Value, End of Period                              $9.524   $8.407 $10.395  $11.242  $11.933
Number of Units Outstanding, End of Period                           1,931    1,975   3,824    3,617    3,230
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                       $10.000   $9.388  $6.271   $7.216   $8.526
Accumulation Unit Value, End of Period                              $9.388   $6.271  $7.216   $8.526   $9.576
Number of Units Outstanding, End of Period                               0        0       0        0        0
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                       $10.000   $9.757  $8.730  $12.833  $15.517
Accumulation Unit Value, End of Period                              $9.757   $8.730 $12.833  $15.517  $20.401
Number of Units Outstanding, End of Period                             275      939   1,257    1,185      918
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                       $10.000   $9.672  $6.819   $8.367   $8.856
Accumulation Unit Value, End of Period                              $9.672   $6.819  $8.367   $8.856  $10.065
Number of Units Outstanding, End of Period                               0        0       0        0        0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                       $10.000   $9.089  $7.426   $9.293  $10.714
Accumulation Unit Value, End of Period                              $9.089   $7.426  $9.293  $10.714  $11.689
Number of Units Outstanding, End of Period                             849      237     228      208      200
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                             -  $10.000  $7.304  $10.170  $12.145
Accumulation Unit Value, End of Period                                   -   $7.304 $10.170  $12.145  $14.025
Number of Units Outstanding, End of Period                               -    1,457   1,749    1,416    1,011
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                       $10.000   $9.847  $6.961   $9.675  $10.889
Accumulation Unit Value, End of Period                              $9.847   $6.961  $9.675  $10.889  $12.012
Number of Units Outstanding, End of Period                           6,589   10,426  10,871    9,595    8,279
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                       $10.000  $10.247  $9.916  $13.485  $18.065
Accumulation Unit Value, End of Period                             $10.247   $9.916 $13.485  $18.065  $20.770
Number of Units Outstanding, End of Period                           2,225    3,416   4,051    4,046    3,915
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                             -        -       -  $10.000  $11.114
Accumulation Unit Value, End of Period                                   -        -       -  $11.114  $12.128
Number of Units Outstanding, End of Period                               -        -       -        0        0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                             -  $10.000  $8.030  $10.313  $11.895
Accumulation Unit Value, End of Period                                   -   $8.030 $10.313  $11.895  $12.163
Number of Units Outstanding, End of Period                               -    2,875   9,305    9,237    8,035
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                       $10.000   $9.248  $5.816   $7.275   $7.648
Accumulation Unit Value, End of Period                              $9.248   $5.816  $7.275   $7.648   $8.107
Number of Units Outstanding, End of Period                               0        0       0        0        0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (2)
Accumulation Unit Value, Beginning of Period                       $10.000   $8.759  $5.793   $7.228   $7.580
Accumulation Unit Value, End of Period                              $8.759   $5.793  $7.228   $7.580   $8.014
Number of Units Outstanding, End of Period                           6,150    9,435  10,609    9,108    7,843
AIM V.I. CAPITAL APPRECIATION (3)
Accumulation Unit Value, Beginning of Period                       $10.000   $9.226  $6.854   $8.719   $9.131
Accumulation Unit Value, End of Period                              $9.226   $6.854  $8.719   $9.131   $9.761
Number of Units Outstanding, End of Period                           2,227    2,846   3,045    3,045    3,041
AIM V.I. CORE EQUITY (4)
Accumulation Unit Value, Beginning of Period                            --       --      --       --        $
Accumulation Unit Value, End of Period                                  --       --      --       --        $
Number of Units Outstanding, End of Period                              --       --      --       --
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                             -        -       -  $10.000  $10.805
Accumulation Unit Value, End of Period                                   -        -       -  $10.805  $11.420
Number of Units Outstanding, End of Period                               -        -       -        0        0
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                       $10.000   $9.348  $6.426   $8.501   $9.563
Accumulation Unit Value, End of Period                              $9.348   $6.426  $8.501   $9.563  $10.486
Number of Units Outstanding, End of Period                               0      292     292      291      291
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                       $10.000   $9.511  $7.261   $9.427  $10.298
Accumulation Unit Value, End of Period                              $9.511   $7.261  $9.427  $10.298  $10.580
Number of Units Outstanding, End of Period                           5,378    7,511   6,687    6,685    6,683
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                       $10.000   $9.308  $6.322   $7.661   $8.152
Accumulation Unit Value, End of Period                              $9.308   $6.322  $7.661   $8.152   $9.195
Number of Units Outstanding, End of Period                             918    2,874   2,349    2,348    2,348
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                             -        -       -  $10.000  $10.680
Accumulation Unit Value, End of Period                                   -        -       -  $10.680  $10.836
Number of Units Outstanding, End of Period                               -        -       -        0        0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                             -        -       -  $10.000  $11.224
Accumulation Unit Value, End of Period                                   -        -       -  $11.224  $11.200
Number of Units Outstanding, End of Period                               -        -       -        0        0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                             -        -       -  $10.000  $10.936
Accumulation Unit Value, End of Period                                   -        -       -  $10.936  $11.874
Number of Units Outstanding, End of Period                               -        -       -        0        0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                             -        -       -  $10.000  $11.503
Accumulation Unit Value, End of Period                                   -        -       -  $11.503  $12.447
Number of Units Outstanding, End of Period                               -        -       -        0    1,694
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                       $10.000   $9.444  $7.515   $9.402  $10.260
Accumulation Unit Value, End of Period                              $9.444   $7.515  $9.402  $10.260  $10.604
Number of Units Outstanding, End of Period                             151    7,727   7,981    5,073    4,315
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                       $10.000   $9.169  $7.414   $9.360  $10.681
Accumulation Unit Value, End of Period                              $9.169   $7.414  $9.360  $10.681  $11.771
Number of Units Outstanding, End of Period                           2,608    6,255   7,734    7,630    6,993
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                             -  $10.000  $7.286  $10.709  $13.275
Accumulation Unit Value, End of Period                                   -   $7.286 $10.709  $13.275  $13.956
Number of Units Outstanding, End of Period                               -    1,126   1,233    1,030      930
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                       $10.000   $9.107  $6.571   $8.061   $8.316
Accumulation Unit Value, End of Period                              $9.107   $6.571  $8.061   $8.316   $8.633
Number of Units Outstanding, End of Period                           1,593    4,400   3,601    3,598    2,354






*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

(1) Effective  June 23, 2006,  the Morgan  Stanley VIS  Information  Portfolio -
Class Y will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class Y Sub-account.

(2) The Variable  Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(3) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I.  Growth - Series I  Sub-Account  into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(4) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the AIM V.I.  Premier Equity - Series I Sub-Account into the
AIM V.I. Core Equity - Series I Sub-Account.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE INCOME AND DEATH BENEFIT
COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31,          2001     2002      2003     2004    2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.166    $6.933   $8.547  $9.423
Accumulation Unit Value, End of Period                             $9.166   $6.933    $8.547   $9.423 $11.336
Number of Units Outstanding, End of Period                         37,994   76,164    86,053   75,534  56,625
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000   $9.292    $7.447   $9.309  $9.874
Accumulation Unit Value, End of Period                             $9.292   $7.447    $9.309   $9.874 $10.197
Number of Units Outstanding, End of Period                        102,358  286,605   339,360  326,216 324,816
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.200    $7.083   $8.509  $9.246
Accumulation Unit Value, End of Period                             $9.200   $7.083    $8.509   $9.246 $10.686
Number of Units Outstanding, End of Period                        122,908  272,935   412,984  387,007 354,728
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.536    $7.335   $9.253 $10.202
Accumulation Unit Value, End of Period                             $9.536   $7.335    $9.253  $10.202 $10.836
Number of Units Outstanding, End of Period                         54,700  135,636   186,223  207,982 176,568
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                      $10.000   $8.958    $6.942   $8.897  $9.792
Accumulation Unit Value, End of Period                             $8.958   $6.942    $8.897   $9.792 $10.217
Number of Units Outstanding, End of Period                         11,212   38,317    41,394   47,791  47,118
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000   $9.666    $8.270  $10.671 $11.992
Accumulation Unit Value, End of Period                             $9.666   $8.270   $10.671  $11.992 $12.481
Number of Units Outstanding, End of Period                         42,603  115,288   164,382  171,712 168,650
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                      $10.000   $7.702    $6.994   $8.736  $9.382
Accumulation Unit Value, End of Period                             $7.702   $6.994    $8.736   $9.382  $9.374
Number of Units Outstanding, End of Period                         27,974   57,789   113,500   73,086  73,125
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                      $10.000   $9.608    $8.668  $10.239 $11.112
Accumulation Unit Value, End of Period                             $9.608   $8.668   $10.239  $11.112 $11.623
Number of Units Outstanding, End of Period                         14,674   53,629    59,137   57,695  55,232
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                      $10.000  $10.400   $10.731  $11.369 $11.709
Accumulation Unit Value, End of Period                            $10.400  $10.731   $11.369  $11.709 $11.831
Number of Units Outstanding, End of Period                        143,420  257,927   310,658  246,055 204,685
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                      $10.000   $8.915    $4.956   $7.802  $7.904
Accumulation Unit Value, End of Period                             $8.915   $4.956    $7.802   $7.904  $7.763
Number of Units Outstanding, End of Period                         18,053   31,231    41,190   35,536  33,105
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                      $10.000  $10.258   $10.438  $10.434 $10.347
Accumulation Unit Value, End of Period                            $10.258  $10.438   $10.434  $10.347 $10.296
Number of Units Outstanding, End of Period                         45,215  199,471   323,923  297,301 285,331
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                      $10.000  $10.033    $9.941   $9.785  $9.650
Accumulation Unit Value, End of Period                            $10.033   $9.941    $9.785   $9.650  $9.699
Number of Units Outstanding, End of Period                         93,551  219,478   218,730  131,136 109,800
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                      $10.000   $9.429    $7.147   $8.935  $9.659
Accumulation Unit Value, End of Period                             $9.429   $7.147    $8.935   $9.659  $9.888
Number of Units Outstanding, End of Period                         88,645  245,361   354,806  348,913 335,708
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                      $10.000   $9.513    $8.382  $10.342 $11.163
Accumulation Unit Value, End of Period                             $9.513   $8.382   $10.342  $11.163 $11.825
Number of Units Outstanding, End of Period                         73,693  156,829   190,018  185,018 174,800
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                      $10.000   $8.292    $6.251   $7.180  $8.465
Accumulation Unit Value, End of Period                             $8.292   $6.251    $7.180   $8.465  $9.489
Number of Units Outstanding, End of Period                         42,821   62,913    71,562   71,377  56,285
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.746    $8.703  $12.768 $15.408
Accumulation Unit Value, End of Period                             $9.746   $8.703   $12.768  $15.408 $20.217
Number of Units Outstanding, End of Period                         10,220   39,406    46,488   56,958  59,869
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000   $9.614    $6.798   $8.324  $8.794
Accumulation Unit Value, End of Period                             $9.614   $6.798    $8.324   $8.794  $9.974
Number of Units Outstanding, End of Period                         14,404   27,519    39,755   43,350  52,024
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                      $10.000   $9.079    $7.403   $9.246 $10.639
Accumulation Unit Value, End of Period                             $9.079   $7.403    $9.246  $10.639 $11.583
Number of Units Outstanding, End of Period                         10,515   27,754    56,020   63,359  73,325
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                            -  $10.000    $7.294  $10.136 $12.081
Accumulation Unit Value, End of Period                                  -   $7.294   $10.136  $12.081 $13.923
Number of Units Outstanding, End of Period                              -   56,575   135,814  134,760 131,074
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                      $10.000   $9.837    $6.940   $9.626 $10.812
Accumulation Unit Value, End of Period                             $9.837   $6.940    $9.626  $10.812 $11.903
Number of Units Outstanding, End of Period                        106,457  341,330   367,430  364,758 344,756
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                      $10.000  $10.236    $9.886  $13.417 $17.938
Accumulation Unit Value, End of Period                            $10.236   $9.886   $13.417  $17.938 $20.582
Number of Units Outstanding, End of Period                                 107,231   126,165  107,711 102,983
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                            -        -         -  $10.000 $11.099
Accumulation Unit Value, End of Period                                  -        -         -  $11.099 $12.088
Number of Units Outstanding, End of Period                              -        -         -   29,081  32,469
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                            -  $10.000    $8.019  $10.279 $11.831
Accumulation Unit Value, End of Period                                  -   $8.019   $10.279  $11.831 $12.074
Number of Units Outstanding, End of Period                              -  284,827   494,148  506,975 496,495
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                      $10.000   $8.762    $5.798   $7.238  $7.594
Accumulation Unit Value, End of Period                             $8.762   $5.798    $7.238   $7.594  $8.034
Number of Units Outstanding, End of Period                          3,800   54,261    66,098   62,312  56,702
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (2)
Accumulation Unit Value, Beginning of Period                      $10.000   $8.749    $5.775   $7.191  $7.527
Accumulation Unit Value, End of Period                             $8.749   $5.775    $7.191   $7.527  $7.942
Number of Units Outstanding, End of Period                         94,621  217,390   280,774  267,459 253,949
AIM V.I. CAPITAL APPRECIATION (3)
Accumulation Unit Value, Beginning of Period                      $10.000   $9.216    $6.833   $8.675  $9.066
Accumulation Unit Value, End of Period                             $9.216   $6.833    $8.675   $9.066  $9.673
Number of Units Outstanding, End of Period                         67,153  118,996   138,347  137,069 135,057
AIM V.I. CORE EQUITY (4)
Accumulation Unit Value, Beginning of Period                           --       --        --       --       $
Accumulation Unit Value, End of Period                                 --       --        --       --       $
Number of Units Outstanding, End of Period                             --       --        --       --
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                            -        -         -  $10.000 $10.790
Accumulation Unit Value, End of Period                                  -        -         -  $10.790 $11.382
Number of Units Outstanding, End of Period                              -        -         -    6,573   9,637
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000   $9.111    $6.406   $8.458  $9.496
Accumulation Unit Value, End of Period                             $9.111   $6.406    $8.458   $9.496 $10.391
Number of Units Outstanding, End of Period                         12,882   23,416    43,411   61,958  64,667
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                      $10.000   $9.501    $7.239   $9.379 $10.225
Accumulation Unit Value, End of Period                             $9.501   $7.239    $9.379  $10.225 $10.484
Number of Units Outstanding, End of Period                        141,748  347,329   472,780  450,307 408,626
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000   $9.298    $6.303   $7.622  $8.094
Accumulation Unit Value, End of Period                             $9.298   $6.303    $7.622   $8.094  $9.112
Number of Units Outstanding, End of Period                         50,766  117,399   152,193  127,106 109,632
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                            -        -         -  $10.000 $10.666
Accumulation Unit Value, End of Period                                  -        -         -  $10.666 $10.801
Number of Units Outstanding, End of Period                              -        -         -      105   1,015
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                            -        -         -  $10.000 $11.209
Accumulation Unit Value, End of Period                                  -        -         -  $11.209 $11.163
Number of Units Outstanding, End of Period                              -        -         -    1,293  17,067
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                            -        -         -  $10.000 $10.921
Accumulation Unit Value, End of Period                                  -        -         -  $10.921 $11.835
Number of Units Outstanding, End of Period                              -        -         -    1,564  13,268
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                            -        -         -  $10.000 $11.487
Accumulation Unit Value, End of Period                                  -        -         -  $11.487 $12.405
Number of Units Outstanding, End of Period                              -        -         -    4,315  26,752
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                      $10.000   $9.434    $7.491   $9.354 $10.188
Accumulation Unit Value, End of Period                             $9.434   $7.491    $9.354  $10.188 $10.508
Number of Units Outstanding, End of Period                         35,301   82,223    89,052   74,840  60,183
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.159    $7.392   $9.312 $10.606
Accumulation Unit Value, End of Period                             $9.159   $7.392    $9.312  $10.606 $11.665
Number of Units Outstanding, End of Period                         63,280  181,371   203,349  193,306 187,094
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                            -  $10.000    $7.276  $10.673 $13.204
Accumulation Unit Value, End of Period                                  -   $7.276   $10.673  $13.204 $13.854
Number of Units Outstanding, End of Period                              -   97,785   125,788  124,346 124,592
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                      $10.000   $9.097    $6.551   $8.021  $8.257
Accumulation Unit Value, End of Period                             $9.097   $6.551    $8.021   $8.257  $8.555
Number of Units Outstanding, End of Period                         71,449  134,073   159,730  143,502 126,102




*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

(1) Effective  June 23, 2006,  the Morgan  Stanley VIS  Information  Portfolio -
Class Y will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class Y Sub-account.

(2) The Variable  Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(3) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I.  Growth - Series I  Sub-Account  into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(4) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the AIM V.I.  Premier Equity - Series I Sub-Account into the
AIM V.I. Core Equity - Series I Sub-Account.


ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT  SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 56-65)


For the Period Beginning January 1* and Ending December 31,          2001     2002     2003     2004     2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.186   $6.976   $8.634   $9.557
Accumulation Unit Value, End of Period                             $9.186   $6.976   $8.634   $9.557  $11.543
Number of Units Outstanding, End of Period                            149        0        0        0        0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000   $9.312   $7.493   $9.404  $10.014
Accumulation Unit Value, End of Period                             $9.312   $7.493   $9.404  $10.014  $10.384
Number of Units Outstanding, End of Period                         10,910   14,181   24,848   24,079   10,668
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.182   $7.127   $8.596   $9.378
Accumulation Unit Value, End of Period                             $9.182   $7.127   $8.596   $9.378  $10.881
Number of Units Outstanding, End of Period                              0        0        0        0        0
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.974   $7.380   $9.348  $10.347
Accumulation Unit Value, End of Period                             $9.974   $7.380   $9.348  $10.347  $11.035
Number of Units Outstanding, End of Period                              0        0        0        0    1,421
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                      $10.000   $9.698   $6.985   $8.988   $9.932
Accumulation Unit Value, End of Period                             $9.698   $6.985   $8.988   $9.932  $10.404
Number of Units Outstanding, End of Period                              0        0        0      776      775
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000  $10.134   $8.321  $10.780  $12.163
Accumulation Unit Value, End of Period                            $10.134   $8.321  $10.780  $12.163  $12.709
Number of Units Outstanding, End of Period                              0        0        0        0        0
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                      $10.000   $9.195   $7.037   $8.825   $9.516
Accumulation Unit Value, End of Period                             $9.195   $7.037   $8.825   $9.516   $9.545
Number of Units Outstanding, End of Period                              0        0        0        0        0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                      $10.000   $9.628   $8.721  $10.343  $11.270
Accumulation Unit Value, End of Period                             $9.628   $8.721  $10.343  $11.270  $11.836
Number of Units Outstanding, End of Period                          1,438    2,759    2,845    2,207    1,733
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                      $10.000  $10.422  $10.797  $11.485  $11.876
Accumulation Unit Value, End of Period                            $10.422  $10.797  $11.485  $11.876  $12.048
Number of Units Outstanding, End of Period                          1,612    4,551    2,344    2,428    2,240
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                      $10.000   $9.002   $4.986   $7.881   $8.016
Accumulation Unit Value, End of Period                             $9.002   $4.986   $7.881   $8.016   $7.906
Number of Units Outstanding, End of Period                              0        0        0        0        0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                      $10.000  $10.280  $10.502  $10.540  $10.494
Accumulation Unit Value, End of Period                            $10.280  $10.502  $10.540  $10.494  $10.484
Number of Units Outstanding, End of Period                          1,488    4,504    4,247    4,247        0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                      $10.000  $10.031  $10.002   $9.885   $9.788
Accumulation Unit Value, End of Period                            $10.031  $10.002   $9.885   $9.788   $9.877
Number of Units Outstanding, End of Period                              0        0        0        0        0
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                      $10.000   $9.449   $7.191   $9.026   $9.797
Accumulation Unit Value, End of Period                             $9.449   $7.191   $9.026   $9.797  $10.069
Number of Units Outstanding, End of Period                          8,443    9,701    9,248    8,412      680
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                      $10.000   $9.534   $8.433  $10.448  $11.322
Accumulation Unit Value, End of Period                             $9.534   $8.433  $10.448  $11.322  $12.042
Number of Units Outstanding, End of Period                            146      142      140      227      235
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                      $10.000   $8.309   $6.290   $7.253   $8.586
Accumulation Unit Value, End of Period                             $8.309   $6.290   $7.253   $8.586   $9.663
Number of Units Outstanding, End of Period                            912      964      964      306      280
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.259   $8.757  $12.898  $15.628
Accumulation Unit Value, End of Period                             $9.259   $8.757  $12.898  $15.628  $20.587
Number of Units Outstanding, End of Period                              0        0        0        0      817
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000   $9.676   $6.840   $8.409   $8.919
Accumulation Unit Value, End of Period                             $9.676   $6.840   $8.409   $8.919  $10.157
Number of Units Outstanding, End of Period                              0        0        0        0        0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                      $10.000   $9.791   $7.449   $9.340  $10.790
Accumulation Unit Value, End of Period                             $9.791   $7.449   $9.340  $10.790  $11.795
Number of Units Outstanding, End of Period                              0        0        0        0        0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                            -  $10.000   $7.314  $10.204  $12.210
Accumulation Unit Value, End of Period                                  -   $7.314  $10.204  $12.210  $14.128
Number of Units Outstanding, End of Period                              -        0        0        0        0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                      $10.000   $9.858   $6.982   $9.724  $10.966
Accumulation Unit Value, End of Period                             $9.858   $6.982   $9.724  $10.966  $12.121
Number of Units Outstanding, End of Period                          2,378    8,179    9,829    9,785    8,388
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                      $10.000  $10.586   $9.947  $13.554  $18.193
Accumulation Unit Value, End of Period                            $10.586   $9.947  $13.554  $18.193  $20.959
Number of Units Outstanding, End of Period                              0      515      461      456      423
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                            -        -        -  $10.000  $11.129
Accumulation Unit Value, End of Period                                  -        -        -  $11.129  $12.169
Number of Units Outstanding, End of Period                              -        -        -        0        0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                            -  $10.000   $8.041  $10.348  $11.958
Accumulation Unit Value, End of Period                                  -   $8.041  $10.348  $11.958  $12.253
Number of Units Outstanding, End of Period                              -    1,595      513    1,175      663
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                      $10.000   $9.251   $5.834   $7.312   $7.702
Accumulation Unit Value, End of Period                             $9.251   $5.834   $7.312   $7.702   $8.181
Number of Units Outstanding, End of Period                              0        0        0        0        0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (2)
Accumulation Unit Value, Beginning of Period                      $10.000   $8.768   $5.811   $7.265   $7.634
Accumulation Unit Value, End of Period                             $8.768   $5.811   $7.265   $7.634   $8.087
Number of Units Outstanding, End of Period                             46      289      288      286      285
AIM V.I. CAPITAL APPRECIATION (3)
Accumulation Unit Value, Beginning of Period                      $10.000   $9.235   $6.875   $8.763   $9.196
Accumulation Unit Value, End of Period                             $9.235   $6.875   $8.763   $9.196   $9.850
Number of Units Outstanding, End of Period                          1,127    3,414    3,414    3,414        0
AIM V.I. CORE EQUITY (4)
Accumulation Unit Value, Beginning of Period                           --       --       --       --        $
Accumulation Unit Value, End of Period                                 --       --       --       --        $
Number of Units Outstanding, End of Period                             --       --       --       --
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                            -        -        -  $10.000  $10.820
Accumulation Unit Value, End of Period                                  -        -        -  $10.820  $11.459
Number of Units Outstanding, End of Period                              -        -        -        0        0
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000   $9.351   $6.446   $8.545   $9.631
Accumulation Unit Value, End of Period                             $9.351   $6.446   $8.545   $9.631  $10.581
Number of Units Outstanding, End of Period                              0        0        0      779    7,789
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                      $10.000   $9.521   $7.284   $9.475  $10.371
Accumulation Unit Value, End of Period                             $9.521   $7.284   $9.475  $10.371  $10.676
Number of Units Outstanding, End of Period                          1,942    4,455    4,062    4,093   10,969
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000   $9.318   $6.342   $7.700   $8.210
Accumulation Unit Value, End of Period                             $9.318   $6.342   $7.700   $8.210   $9.279
Number of Units Outstanding, End of Period                          3,489    5,215    5,215    5,215        0
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                            -        -        -  $10.000  $10.695
Accumulation Unit Value, End of Period                                  -        -        -  $10.695  $10.873
Number of Units Outstanding, End of Period                              -        -        -        0        0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                            -        -        -  $10.000  $11.240
Accumulation Unit Value, End of Period                                  -        -        -  $11.240  $11.238
Number of Units Outstanding, End of Period                              -        -        -        0        0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                            -        -        -  $10.000  $10.951
Accumulation Unit Value, End of Period                                  -        -        -  $10.951  $11.914
Number of Units Outstanding, End of Period                              -        -        -        0        0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                            -        -        -  $10.000  $11.519
Accumulation Unit Value, End of Period                                  -        -        -  $11.519  $12.488
Number of Units Outstanding, End of Period                              -        -        -        0        0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                      $10.000   $9.455   $7.538   $9.449  $10.333
Accumulation Unit Value, End of Period                             $9.455   $7.538   $9.449  $10.333  $10.701
Number of Units Outstanding, End of Period                            783      782      781      780        0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.709   $7.437   $9.407  $10.757
Accumulation Unit Value, End of Period                             $9.709   $7.437   $9.407  $10.757  $11.878
Number of Units Outstanding, End of Period                              0      523      523      522      502
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                            -  $10.000   $7.295  $10.744  $13.346
Accumulation Unit Value, End of Period                                  -   $7.295  $10.744  $13.346  $14.058
Number of Units Outstanding, End of Period                              -        0        0      622      622
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                      $10.000   $9.116   $6.591   $8.102   $8.375
Accumulation Unit Value, End of Period                             $9.116   $6.591   $8.102   $8.375   $8.712
Number of Units Outstanding, End of Period                            545      544   18,726   18,725   18,183






*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

(1) Effective  June 23, 2006,  the Morgan  Stanley VIS  Information  Portfolio -
Class Y will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class Y Sub-account.

(2) The Variable  Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(3) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I.  Growth - Series I  Sub-Account  into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(4) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the AIM V.I.  Premier Equity - Series I Sub-Account into the
AIM V.I. Core Equity - Series I Sub-Account.


ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 56-65) AND THE PERFORMANCE DEATH BENEFIT OPTION


For the Period Beginning January 1* and Ending December 31,                2001     2002     2003        2004      2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000   $9.180   $6.962      $8.606    $9.513
Accumulation Unit Value, End of Period                                   $9.180   $6.962   $8.606      $9.513   $11.476
Number of Units Outstanding, End of Period                                  533      448    1,315         866       866
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000   $9.306   $7.478      $9.373    $9.968
Accumulation Unit Value, End of Period                                   $9.306   $7.478   $9.373      $9.968   $10.323
Number of Units Outstanding, End of Period                               14,854   18,111   17,045      15,543    12,020
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000   $9.213   $7.113      $8.567    $9.335
Accumulation Unit Value, End of Period                                   $9.213   $7.113   $8.567      $9.335   $10.817
Number of Units Outstanding, End of Period                                9,231    9,856   12,256      12,518    12,458
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000   $9.550   $7.365      $9.317   $10.300
Accumulation Unit Value, End of Period                                   $9.550   $7.365   $9.317     $10.300   $10.970
Number of Units Outstanding, End of Period                                6,146    6,767    5,778       5,528     1,126
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                            $10.000   $9.696   $6.971      $8.958    $9.886
Accumulation Unit Value, End of Period                                   $9.696   $6.971   $8.958      $9.886   $10.343
Number of Units Outstanding, End of Period                                    0        0        0       1,463     1,463
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000   $9.680   $8.304     $10.744   $12.107
Accumulation Unit Value, End of Period                                   $9.680   $8.304  $10.744     $12.107   $12.634
Number of Units Outstanding, End of Period                                2,610    5,821    7,194       5,881     5,810
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                            $10.000   $7.714   $7.023      $8.796    $9.472
Accumulation Unit Value, End of Period                                   $7.714   $7.023   $8.796      $9.472    $9.489
Number of Units Outstanding, End of Period                                1,265    1,532    2,051       1,996       703
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                            $10.000   $9.621   $8.704     $10.309   $11.219
Accumulation Unit Value, End of Period                                   $9.621   $8.704  $10.309     $11.219   $11.766
Number of Units Outstanding, End of Period                                2,103    3,485    3,548       4,627     4,503
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                            $10.000  $10.415  $10.775     $11.447   $11.822
Accumulation Unit Value, End of Period                                  $10.415  $10.775  $11.447     $11.822   $11.977
Number of Units Outstanding, End of Period                                7,023    8,473   13,360      12,441    10,151
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                            $10.000   $8.928   $4.976      $7.855    $7.980
Accumulation Unit Value, End of Period                                   $8.928   $4.976   $7.855      $7.980    $7.859
Number of Units Outstanding, End of Period                                  231      593    1,494       1,524     1,179
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                            $10.000  $10.273  $10.481     $10.505   $10.446
Accumulation Unit Value, End of Period                                  $10.273  $10.481  $10.505     $10.446   $10.423
Number of Units Outstanding, End of Period                               10,406   14,410   19,226      20,657    11,670
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                            $10.000  $10.048   $9.982      $9.852    $9.743
Accumulation Unit Value, End of Period                                  $10.048   $9.982   $9.852      $9.743    $9.819
Number of Units Outstanding, End of Period                               11,116   14,913    9,509       6,418    12,525
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                            $10.000   $9.443   $7.177      $8.996    $9.752
Accumulation Unit Value, End of Period                                   $9.443   $7.177   $8.996      $9.752   $10.010
Number of Units Outstanding, End of Period                                6,089    6,762    5,941       4,532     4,534
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                            $10.000   $9.527   $8.417     $10.414   $11.270
Accumulation Unit Value, End of Period                                   $9.527   $8.417  $10.414     $11.270   $11.971
Number of Units Outstanding, End of Period                                4,929    7,339    7,102       5,875     5,871
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                            $10.000   $8.304   $6.278      $7.229    $8.547
Accumulation Unit Value, End of Period                                   $8.304   $6.278   $7.229      $8.547    $9.606
Number of Units Outstanding, End of Period                                5,804    5,801    5,799       5,797     5,683
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000   $9.760   $8.739     $12.856   $15.556
Accumulation Unit Value, End of Period                                   $9.760   $8.739  $12.856     $15.556   $20.466
Number of Units Outstanding, End of Period                                  803    2,130    1,918         799       798
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000   $9.628   $6.826      $8.382    $8.878
Accumulation Unit Value, End of Period                                   $9.628   $6.826   $8.382      $8.878   $10.097
Number of Units Outstanding, End of Period                                  351      350      350         349       349
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                            $10.000   $9.092   $7.434      $9.310   $10.741
Accumulation Unit Value, End of Period                                   $9.092   $7.434   $9.310     $10.741   $11.726
Number of Units Outstanding, End of Period                                  322      706      730         756       543
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                  -  $10.000   $7.307     $10.182   $12.168
Accumulation Unit Value, End of Period                                        -   $7.307  $10.182     $12.168   $14.061
Number of Units Outstanding, End of Period                                    -      239    2,753       4,491     4,235
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                            $10.000   $9.851   $6.969      $9.692   $10.916
Accumulation Unit Value, End of Period                                   $9.851   $6.969   $9.692     $10.916   $12.050
Number of Units Outstanding, End of Period                               22,642   29,391   33,393      31,513    25,387
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                            $10.000  $10.250   $9.927     $13.509   $18.110
Accumulation Unit Value, End of Period                                  $10.250   $9.927  $13.509     $18.110   $20.836
Number of Units Outstanding, End of Period                                1,180    3,929    4,030       2,847     2,011
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                  -        -        -     $10.000   $11.119
Accumulation Unit Value, End of Period                                        -        -        -     $11.119   $12.142
Number of Units Outstanding, End of Period                                    -        -        -           0         0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                  -  $10.000   $8.034     $10.325   $11.917
Accumulation Unit Value, End of Period                                        -   $8.034  $10.325     $11.917   $12.195
Number of Units Outstanding, End of Period                                    -    8,026   10,933      13,154    11,488
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                            $10.000   $9.249   $5.823      $7.288    $7.667
Accumulation Unit Value, End of Period                                   $9.249   $5.823   $7.288      $7.667    $8.133
Number of Units Outstanding, End of Period                                    0        0        0           0         0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (2)
Accumulation Unit Value, Beginning of Period                            $10.000   $8.760   $5.799      $7.241    $7.599
Accumulation Unit Value, End of Period                                   $8.762   $5.799   $7.241      $7.599    $8.040
Number of Units Outstanding, End of Period                               10,081    9,015   10,219      10,236     9,874
AIM V.I. CAPITAL APPRECIATION (3)
Accumulation Unit Value, Beginning of Period                            $10.000   $9.229   $6.861      $8.734    $9.153
Accumulation Unit Value, End of Period                                   $9.229   $6.861   $8.734      $9.153    $9.792
Number of Units Outstanding, End of Period                                7,038    9,362   10,311      10,340     7,952
AIM V.I. CORE EQUITY (4)
Accumulation Unit Value, Beginning of Period                                 --       --       --          --         $
Accumulation Unit Value, End of Period                                       --       --       --          --         $
Number of Units Outstanding, End of Period                                   --       --       --          --
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                  -        -        -     $10.000   $10.810
Accumulation Unit Value, End of Period                                        -        -        -     $10.810   $11.433
Number of Units Outstanding, End of Period                                    -        -        -           0         0
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000   $9.120   $6.433      $8.517    $9.587
Accumulation Unit Value, End of Period                                   $9.124   $6.433   $8.517      $9.587   $10.519
Number of Units Outstanding, End of Period                                1,651    1,068    2,116       4,746     3,791
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                            $10.000   $9.514   $7.269      $9.444   $10.323
Accumulation Unit Value, End of Period                                   $9.514   $7.269   $9.444     $10.323   $10.613
Number of Units Outstanding, End of Period                               10,661   15,331   19,325      17,426    15,491
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000   $9.312   $6.329      $7.674    $8.172
Accumulation Unit Value, End of Period                                   $9.312   $6.329   $7.674      $8.172    $9.225
Number of Units Outstanding, End of Period                                8,414    8,828    8,821       9,050     9,131
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                  -        -        -     $10.000   $10.685
Accumulation Unit Value, End of Period                                        -        -        -     $10.685   $10.849
Number of Units Outstanding, End of Period                                    -        -        -           0         0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                  -        -        -     $10.000   $11.230
Accumulation Unit Value, End of Period                                        -        -        -     $11.230   $11.213
Number of Units Outstanding, End of Period                                    -        -        -           0         0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                  -        -        -     $10.000   $10.941
Accumulation Unit Value, End of Period                                        -        -        -     $10.941   $11.888
Number of Units Outstanding, End of Period                                    -        -        -           0         0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                  -        -        -     $10.000   $11.508
Accumulation Unit Value, End of Period                                        -        -        -     $11.508   $12.462
Number of Units Outstanding, End of Period                                    -        -        -       2,147     1,869
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                            $10.000   $9.448   $7.523      $9.418   $10.285
Accumulation Unit Value, End of Period                                   $9.448   $7.523   $9.418     $10.285   $10.638
Number of Units Outstanding, End of Period                                  909    1,125    3,046       5,811     5,807
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000   $9.173   $7.422      $9.376   $10.708
Accumulation Unit Value, End of Period                                   $9.173   $7.422   $9.376     $10.708   $11.809
Number of Units Outstanding, End of Period                                7,069   10,565   12,159      11,697     8,075
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                  -  $10.000   $7.289     $10.721   $13.300
Accumulation Unit Value, End of Period                                        -   $7.289  $10.721     $13.300   $13.991
Number of Units Outstanding, End of Period                                    -    2,552    5,267       7,324     5,441
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                            $10.000   $9.110   $6.578      $8.076    $8.337
Accumulation Unit Value, End of Period                                   $9.110   $6.578   $8.076      $8.337    $8.661
Number of Units Outstanding, End of Period                                7,712    7,712    7,712       7,712     7,712





*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.63% and an administrative expense charge of 0.10%.

(1) Effective  June 23, 2006,  the Morgan  Stanley VIS  Information  Portfolio -
Class Y will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class Y Sub-account.

(2) The Variable  Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(3) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I.  Growth - Series I  Sub-Account  into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(4) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the AIM V.I.  Premier Equity - Series I Sub-Account into the
AIM V.I. Core Equity - Series I Sub-Account.






ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 56-65) AND THE DEATH BENEFIT COMBINATION OPTION


For the Period Beginning January 1* and Ending December 31,                2001      2002      2003      2004      2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000    $9.174    $6.950    $8.582    $9.476
Accumulation Unit Value, End of Period                                   $9.174    $6.950    $8.582    $9.476   $11.418
Number of Units Outstanding, End of Period                                5,184     9,472     5,744     5,113     3,402
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000    $9.300    $7.466    $9.347    $9.930
Accumulation Unit Value, End of Period                                   $9.300    $7.466    $9.347    $9.930   $10.271
Number of Units Outstanding, End of Period                               16,542    31,608    29,987    32,617    21,417
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000    $9.208    $7.101    $8.543    $9.299
Accumulation Unit Value, End of Period                                   $9.208    $7.101    $8.543    $9.299   $10.764
Number of Units Outstanding, End of Period                                8,290    15,924    26,502    26,861    17,923
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000    $9.544    $7.353    $9.291   $10.260
Accumulation Unit Value, End of Period                                   $9.544    $7.353    $9.291   $10.260   $10.915
Number of Units Outstanding, End of Period                                2,088     9,116    11,344    11,682    10,926
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                            $10.000    $8.966    $6.959    $8.933    $9.848
Accumulation Unit Value, End of Period                                   $8.966    $6.959    $8.933    $9.848   $10.291
Number of Units Outstanding, End of Period                                1,368     1,401     2,582     2,573     2,699
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000    $9.675    $8.290   $10.714   $12.060
Accumulation Unit Value, End of Period                                   $9.675    $8.290   $10.714   $12.060   $12.571
Number of Units Outstanding, End of Period                                1,394     6,004     7,622    16,555    20,868
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                            $10.000    $7.709    $7.011    $8.772    $9.435
Accumulation Unit Value, End of Period                                   $7.709    $7.011    $8.772    $9.435    $9.442
Number of Units Outstanding, End of Period                                1,226     9,124    14,666    13,826    11,692
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                            $10.000    $9.616    $8.689   $10.280   $11.175
Accumulation Unit Value, End of Period                                   $9.616    $8.689   $10.280   $11.175   $11.708
Number of Units Outstanding, End of Period                                6,298     4,618    12,308    12,305    12,939
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                            $10.000   $10.409   $10.757   $11.415   $11.776
Accumulation Unit Value, End of Period                                  $10.409   $10.757   $11.415   $11.776   $11.917
Number of Units Outstanding, End of Period                               17,399    13,431    54,139    33,502    43,259
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                            $10.000    $8.923    $4.968    $7.833    $7.949
Accumulation Unit Value, End of Period                                   $8.923    $4.968    $7.833    $7.949    $7.820
Number of Units Outstanding, End of Period                                1,308     5,740     6,551     6,202     5,419
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                            $10.000   $10.267   $10.464   $10.476   $10.406
Accumulation Unit Value, End of Period                                  $10.267   $10.464   $10.476   $10.406   $10.371
Number of Units Outstanding, End of Period                               14,958    34,867    25,275    24,002    16,570
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                            $10.000   $10.042    $9.965    $9.825    $9.705
Accumulation Unit Value, End of Period                                  $10.042    $9.965    $9.825    $9.705    $9.770
Number of Units Outstanding, End of Period                               62,503    91,643    62,778    31,619    20,991
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                            $10.000    $9.437    $7.165    $8.971    $9.714
Accumulation Unit Value, End of Period                                   $9.430    $7.165    $8.971    $9.714    $9.960
Number of Units Outstanding, End of Period                                5,933    11,051    18,993    51,235    42,193
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                            $10.000    $9.520    $8.402   $10.385   $11.227
Accumulation Unit Value, End of Period                                   $9.522    $8.402   $10.385   $11.227   $11.911
Number of Units Outstanding, End of Period                                7,403    21,585    36,214    30,261    29,015
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                            $10.000    $8.299    $6.267    $7.209    $8.513
Accumulation Unit Value, End of Period                                   $8.299    $6.267    $7.209    $8.513    $9.558
Number of Units Outstanding, End of Period                                2,364     5,972     5,863     5,862     6,309
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000    $9.255    $8.724   $12.820   $15.495
Accumulation Unit Value, End of Period                                   $9.255    $8.724   $12.820   $15.495   $20.364
Number of Units Outstanding, End of Period                                    0     3,749       426       369     1,140
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000    $9.623    $6.815    $8.358    $8.844
Accumulation Unit Value, End of Period                                   $9.623    $6.815    $8.358    $8.844   $10.047
Number of Units Outstanding, End of Period                                  605       712     1,095     1,104     1,037
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                            $10.000    $9.087    $7.421    $9.284   $10.699
Accumulation Unit Value, End of Period                                   $9.087    $7.421    $9.284   $10.699   $11.667
Number of Units Outstanding, End of Period                                2,449     2,988     5,737     5,427     6,343
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                  -   $10.000    $7.302   $10.163   $12.132
Accumulation Unit Value, End of Period                                        -    $7.302   $10.163   $12.132   $14.005
Number of Units Outstanding, End of Period                                    -        66     4,253     4,035     3,899
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                            $10.000    $9.845    $6.957    $9.665   $10.874
Accumulation Unit Value, End of Period                                   $9.845    $6.957    $9.665   $10.874   $11.990
Number of Units Outstanding, End of Period                               13,669    54,846    57,906    51,083    47,023
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                            $10.000   $10.244    $9.910   $13.471   $18.040
Accumulation Unit Value, End of Period                                  $10.244    $9.910   $13.471   $18.040   $20.732
Number of Units Outstanding, End of Period                                5,124    11,314     3,464     3,919     5,922
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                  -         -         -   $10.000   $11.111
Accumulation Unit Value, End of Period                                        -         -         -   $11.111   $12.120
Number of Units Outstanding, End of Period                                    -         -         -         0         0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                  -   $10.000    $8.028   $10.306   $11.882
Accumulation Unit Value, End of Period                                        -    $8.028   $10.306   $11.882   $12.146
Number of Units Outstanding, End of Period                                    -    40,034    48,193    48,186    41,048
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                            $10.000    $8.770    $5.813    $7.267    $7.637
Accumulation Unit Value, End of Period                                   $8.770    $5.813    $7.267    $7.637    $8.093
Number of Units Outstanding, End of Period                                1,154     2,104     2,103     2,103     2,102
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (2)
Accumulation Unit Value, Beginning of Period                            $10.000    $8.757    $5.789    $7.221    $7.570
Accumulation Unit Value, End of Period                                   $8.757    $5.789    $7.221    $7.570    $8.000
Number of Units Outstanding, End of Period                                4,181    11,391    27,227    24,426    20,438
AIM V.I. CAPITAL APPRECIATION (3)
Accumulation Unit Value, Beginning of Period                            $10.000    $9.224    $6.850    $8.710    $9.118
Accumulation Unit Value, End of Period                                   $9.224    $6.850    $8.710    $9.118    $9.743
Number of Units Outstanding, End of Period                                4,010     8,484     6,482     5,340     3,913
AIM V.I. CORE EQUITY (4)
Accumulation Unit Value, Beginning of Period                                 --        --        --        --         $
Accumulation Unit Value, End of Period                                       --        --        --        --         $
Number of Units Outstanding, End of Period                                   --        --        --        --
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                  -         -         -   $10.000   $10.802
Accumulation Unit Value, End of Period                                        -         -         -   $10.802   $11.412
Number of Units Outstanding, End of Period                                    -         -         -         0         0
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000    $9.119    $6.422    $8.493    $9.550
Accumulation Unit Value, End of Period                                   $9.119    $6.422    $8.493    $9.550   $10.467
Number of Units Outstanding, End of Period                                  830     1,853     9,088     2,878     2,876
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                            $10.000    $9.509    $7.257    $9.417   $10.283
Accumulation Unit Value, End of Period                                   $9.509    $7.257    $9.417   $10.283   $10.560
Number of Units Outstanding, End of Period                               40,349   101,407   115,918   106,290    92,313
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000    $9.306    $6.318    $7.653    $8.140
Accumulation Unit Value, End of Period                                   $9.306    $6.318    $7.653    $8.140    $9.179
Number of Units Outstanding, End of Period                                3,186    11,614    16,483    15,850    14,908
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                  -         -         -   $10.000   $10.677
Accumulation Unit Value, End of Period                                        -         -         -   $10.677   $10.830
Number of Units Outstanding, End of Period                                    -         -         -         0       835
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                  -         -         -   $10.000   $11.221
Accumulation Unit Value, End of Period                                        -         -         -   $11.221   $11.193
Number of Units Outstanding, End of Period                                    -         -         -     8,134    19,028
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                  -         -         -   $10.000   $10.933
Accumulation Unit Value, End of Period                                        -         -         -   $10.933   $11.867
Number of Units Outstanding, End of Period                                    -         -         -         0       637
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                  -         -         -   $10.000   $11.500
Accumulation Unit Value, End of Period                                        -         -         -   $11.500   $12.438
Number of Units Outstanding, End of Period                                    -         -         -         0    11,647
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                            $10.000    $9.442    $7.510    $9.392   $10.245
Accumulation Unit Value, End of Period                                   $9.442    $7.510    $9.392   $10.245   $10.585
Number of Units Outstanding, End of Period                                3,685     2,711     1,716     1,684     1,688
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000    $9.167    $7.410    $9.350   $10.666
Accumulation Unit Value, End of Period                                   $9.167    $7.410    $9.350   $10.666   $11.750
Number of Units Outstanding, End of Period                                4,725    12,230    18,700    18,280    17,420
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                  -   $10.000    $7.284   $10.701   $13.261
Accumulation Unit Value, End of Period                                        -    $7.284   $10.701   $13.261   $13.935
Number of Units Outstanding, End of Period                                    -    23,862    10,448    13,094     9,363
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                            $10.000    $9.105    $6.567    $8.053    $8.304
Accumulation Unit Value, End of Period                                   $9.105    $6.567    $8.053    $8.304    $8.618
Number of Units Outstanding, End of Period                               15,362    42,101    42,280    41,085    34,313






*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.74% and an administrative expense charge of 0.10%.

(1) Effective  June 23, 2006,  the Morgan  Stanley VIS  Information  Portfolio -
Class Y will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class Y Sub-account.

(2) The Variable  Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(3) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I.  Growth - Series I  Sub-Account  into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(4) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the AIM V.I.  Premier Equity - Series I Sub-Account into the
AIM V.I. Core Equity - Series I Sub-Account.








ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME BENEFIT COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31,                               2001    2002     2003    2004     2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                           $10.000  $9.360   $6.944  $8.569   $9.456
Accumulation Unit Value, End of Period                                                  $9.360  $6.944   $8.569  $9.456  $11.387
Number of Units Outstanding, End of Period                                                   0       0        0       0        0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000  $9.297   $7.459  $9.333   $9.909
Accumulation Unit Value, End of Period                                                  $9.297  $7.459   $9.333  $9.909  $10.243
Number of Units Outstanding, End of Period                                                 584   4,244    4,061   4,059    3,394
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                           $10.000  $9.205   $7.094  $8.530   $9.279
Accumulation Unit Value, End of Period                                                  $9.205  $7.094   $8.530  $9.279  $10.734
Number of Units Outstanding, End of Period                                                 591   2,516    4,005   3,911    1,338
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                                           $10.000  $9.969   $7.346  $9.277  $10.238
Accumulation Unit Value, End of Period                                                  $9.969  $7.346   $9.277 $10.238  $10.886
Number of Units Outstanding, End of Period                                                   0     310      310     310      310
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                           $10.000  $9.693   $6.952  $8.919   $9.827
Accumulation Unit Value, End of Period                                                  $9.693  $6.952   $8.919  $9.827  $10.263
Number of Units Outstanding, End of Period                                                   0       0      197     197      197
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000 $10.129   $8.283 $10.698  $12.034
Accumulation Unit Value, End of Period                                                 $10.129  $8.283  $10.698 $12.034  $12.537
Number of Units Outstanding, End of Period                                                   0     681    1,136   1,072        0
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                           $10.000  $9.190   $7.005  $8.758   $9.415
Accumulation Unit Value, End of Period                                                  $9.190  $7.005   $8.758  $9.415   $9.416
Number of Units Outstanding, End of Period                                                   0       0      528     528      528
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                           $10.000  $9.782   $8.681 $10.265  $11.151
Accumulation Unit Value, End of Period                                                  $9.782  $8.681  $10.265 $11.151  $11.676
Number of Units Outstanding, End of Period                                                   0       0        0       0        0
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                           $10.000 $10.406  $10.747 $11.398  $11.751
Accumulation Unit Value, End of Period                                                 $10.406 $10.747  $11.398 $11.751  $11.885
Number of Units Outstanding, End of Period                                               4,834   7,038    4,967   4,932    4,068
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                                           $10.000  $8.997   $4.963  $7.822   $7.932
Accumulation Unit Value, End of Period                                                  $8.997  $4.963   $7.822  $7.932   $7.799
Number of Units Outstanding, End of Period                                                   0       0        0       0        0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                           $10.000 $10.264  $10.454 $10.460  $10.384
Accumulation Unit Value, End of Period                                                 $10.264 $10.454  $10.460 $10.384  $10.343
Number of Units Outstanding, End of Period                                               1,946  10,346   33,139  29,764   23,615
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                           $10.000 $10.038   $9.956  $9.810   $9.684
Accumulation Unit Value, End of Period                                                 $10.038  $9.956   $9.810  $9.684   $9.743
Number of Units Outstanding, End of Period                                                 598     594    1,592   1,285    1,285
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                           $10.000  $9.434   $7.158  $8.958   $9.693
Accumulation Unit Value, End of Period                                                  $9.434  $7.158   $8.958  $9.693   $9.933
Number of Units Outstanding, End of Period                                                 382     871      255     255      255
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                           $10.000  $9.519   $8.395 $10.369  $11.203
Accumulation Unit Value, End of Period                                                  $9.519  $8.395  $10.369 $11.203  $11.879
Number of Units Outstanding, End of Period                                               1,516   3,398    2,834   2,995    2,995
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                           $10.000  $9.386   $6.261  $7.198   $8.495
Accumulation Unit Value, End of Period                                                  $9.386  $6.261   $7.198  $8.495   $9.532
Number of Units Outstanding, End of Period                                                   0       0        0       0        0
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                           $10.000  $9.254   $8.716 $12.800  $15.463
Accumulation Unit Value, End of Period                                                  $9.254  $8.716  $12.800 $15.463  $20.309
Number of Units Outstanding, End of Period                                                   0       0        0       0        0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000  $9.671   $6.808  $8.345   $8.825
Accumulation Unit Value, End of Period                                                  $9.671  $6.808   $8.345  $8.825  $10.020
Number of Units Outstanding, End of Period                                                   0       0        0       0        0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                           $10.000  $9.084   $7.414  $9.269  $10.677
Accumulation Unit Value, End of Period                                                  $9.084  $7.414   $9.269 $10.677  $11.636
Number of Units Outstanding, End of Period                                                 200     448    1,045   1,186    1,186
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                 - $10.000   $7.299 $10.153  $12.113
Accumulation Unit Value, End of Period                                                       -  $7.299  $10.153 $12.113  $13.974
Number of Units Outstanding, End of Period                                                   -       0      297     297      297
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                           $10.000  $9.969   $6.950  $9.650  $10.851
Accumulation Unit Value, End of Period                                                  $9.969  $6.950   $9.650 $10.851  $11.957
Number of Units Outstanding, End of Period                                                   0     812    1,989   1,911      655
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                           $10.000 $10.580   $9.901 $13.451  $18.001
Accumulation Unit Value, End of Period                                                 $10.580  $9.901  $13.451 $18.001  $20.676
Number of Units Outstanding, End of Period                                                   0     288      869     887      452
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                                 -       -        - $10.000  $11.106
Accumulation Unit Value, End of Period                                                       -       -        - $11.106  $12.107
Number of Units Outstanding, End of Period                                                   -       -        -       0        0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                                 - $10.000   $8.024 $10.296  $11.863
Accumulation Unit Value, End of Period                                                       -  $8.024  $10.296 $11.863  $12.119
Number of Units Outstanding, End of Period                                                   -       0    4,988   5,116    5,116
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                                           $10.000  $9.246   $5.807  $7.256   $7.621
Accumulation Unit Value, End of Period                                                  $9.246  $5.807   $7.256  $7.621   $8.071
Number of Units Outstanding, End of Period                                                   0       0        0       0        0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (2)
Accumulation Unit Value, Beginning of Period                                           $10.000  $8.754   $5.784  $7.210   $7.553
Accumulation Unit Value, End of Period                                                  $8.754  $5.784   $7.210  $7.553   $7.978
Number of Units Outstanding, End of Period                                               1,424   1,697    1,697   1,697    1,697
AIM V.I. CAPITAL APPRECIATION (3)
Accumulation Unit Value, Beginning of Period                                           $10.000  $9.388   $6.843  $8.697   $9.099
Accumulation Unit Value, End of Period                                                  $9.388  $6.843   $8.697  $9.099   $9.717
Number of Units Outstanding, End of Period                                                   0       0        0       0        0
AIM V.I. CORE EQUITY (4)
Accumulation Unit Value, Beginning of Period                                                --      --       --      --        $
Accumulation Unit Value, End of Period                                                      --      --       --      --        $
Number of Units Outstanding, End of Period                                                  --      --       --      --
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                 -       -        - $10.000  $10.798
Accumulation Unit Value, End of Period                                                       -       -        - $10.798  $11.401
Number of Units Outstanding, End of Period                                                   -       -        -       0        0
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000  $9.346   $6.416  $8.480   $9.529
Accumulation Unit Value, End of Period                                                  $9.346  $6.416   $8.480  $9.529  $10.438
Number of Units Outstanding, End of Period                                                   0       0      604     604      604
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                           $10.000  $9.506   $7.250  $9.403  $10.262
Accumulation Unit Value, End of Period                                                  $9.506  $7.250   $9.403 $10.262  $10.532
Number of Units Outstanding, End of Period                                               2,764   4,810    7,577   7,442    5,022
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000  $9.471   $6.313  $7.641   $8.123
Accumulation Unit Value, End of Period                                                  $9.471  $6.313   $7.641  $8.123   $9.154
Number of Units Outstanding, End of Period                                                   0       0      333     333      333
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                                 -       -        - $10.000  $10.673
Accumulation Unit Value, End of Period                                                       -       -        - $10.673  $10.818
Number of Units Outstanding, End of Period                                                   -       -        -       0        0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                                 -       -        - $10.000  $11.217
Accumulation Unit Value, End of Period                                                       -       -        - $11.217  $11.181
Number of Units Outstanding, End of Period                                                   -       -        -       0        0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                                 -       -        - $10.000  $10.929
Accumulation Unit Value, End of Period                                                       -       -        - $10.929  $11.854
Number of Units Outstanding, End of Period                                                   -       -        -       0        0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                                 -       -        - $10.000  $11.495
Accumulation Unit Value, End of Period                                                       -       -        - $11.495  $12.425
Number of Units Outstanding, End of Period                                                   -       -        -       0        0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                           $10.000  $9.439   $7.503  $9.378  $10.224
Accumulation Unit Value, End of Period                                                  $9.439  $7.503   $9.378 $10.224  $10.556
Number of Units Outstanding, End of Period                                               3,504   3,504    3,504   3,504    3,504
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                           $10.000  $9.704   $7.403  $9.336  $10.644
Accumulation Unit Value, End of Period                                                  $9.704  $7.403   $9.336 $10.644  $11.718
Number of Units Outstanding, End of Period                                                   0       0        0       0        0
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                                 - $10.000   $7.281 $10.691  $13.239
Accumulation Unit Value, End of Period                                                       -  $7.281  $10.691 $13.239  $13.904
Number of Units Outstanding, End of Period                                                   -       0        0       0        0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                           $10.000  $9.628   $6.561  $8.041   $8.287
Accumulation Unit Value, End of Period                                                  $9.628  $6.561   $8.041  $8.287   $8.594
Number of Units Outstanding, End of Period                                                   0       0        0       0        0





*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

(1) Effective  June 23, 2006,  the Morgan  Stanley VIS  Information  Portfolio -
Class Y will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable
Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money
Market Portfolio - Class Y Sub-account.

(2) The Variable  Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(3) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1,
2006 we combined the AIM V.I.  Growth - Series I  Sub-Account  into the AIM V.I.
Capital Appreciation - Series I Sub-Account.

(4) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May
1, 2006 we combined the AIM V.I.  Premier Equity - Series I Sub-Account into the
AIM V.I. Core Equity - Series I Sub-Account.



ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME AND DEATH BENEFIT COMBINATION
OPTION 2


For the Period Beginning January 1* and Ending December 31,          2001     2002      2003     2004    2005
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.162    $6.922   $8.525  $9.390
Accumulation Unit Value, End of Period                             $9.162   $6.922    $8.525   $9.390 $11.285
Number of Units Outstanding, End of Period                         32,523   46,945    67,686   68,323  62,702
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000   $9.287    $7.436   $9.285  $9.839
Accumulation Unit Value, End of Period                             $9.287   $7.436    $9.285   $9.839 $10.151
Number of Units Outstanding, End of Period                        107,106  217,081   303,011  315,518 267,427
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.195    $7.072   $8.487  $9.214
Accumulation Unit Value, End of Period                             $9.195   $7.072    $8.487   $9.214 $10.637
Number of Units Outstanding, End of Period                         82,118  191,360   275,607  252,732 222,072
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.531    $7.323   $9.230 $10.166
Accumulation Unit Value, End of Period                             $9.531   $7.323    $9.230  $10.166 $10.787
Number of Units Outstanding, End of Period                         19,588   62,369    85,128   71,463  59,830
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                      $10.000   $8.953    $6.931   $8.874  $9.757
Accumulation Unit Value, End of Period                             $8.953   $6.931    $8.874   $9.757 $10.171
Number of Units Outstanding, End of Period                          4,005   11,385    17,176   22,146  17,988
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000   $9.661    $8.257  $10.644 $11.950
Accumulation Unit Value, End of Period                             $9.661   $8.257   $10.644  $11.950 $12.424
Number of Units Outstanding, End of Period                         14,265   64,127   126,613  148,551 144,996
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                      $10.000   $7.698    $6.983   $8.714  $9.349
Accumulation Unit Value, End of Period                             $7.698   $6.983    $8.714   $9.349  $9.331
Number of Units Outstanding, End of Period                         13,004   62,541   120,583   66,919  61,846
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                      $10.000   $9.602    $8.655  $10.213 $11.073
Accumulation Unit Value, End of Period                             $9.602   $8.655   $10.213  $11.073 $11.571
Number of Units Outstanding, End of Period                         19,518   57,563   104,801   99,568  89,567
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                      $10.000  $10.394   $10.714  $11.340 $11.668
Accumulation Unit Value, End of Period                            $10.394  $10.714   $11.340  $11.668 $11.778
Number of Units Outstanding, End of Period                         74,643  217,334   282,496  215,559 204,542
MORGAN STANLEY VIS INFORMATION (1)
Accumulation Unit Value, Beginning of Period                      $10.000   $8.911    $4.948   $7.782  $7.876
Accumulation Unit Value, End of Period                             $8.911   $4.948    $7.782   $7.876  $7.728
Number of Units Outstanding, End of Period                          8,484   20,890    25,243   30,919  25,578
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                      $10.000  $10.253   $10.422  $10.407 $10.310
Accumulation Unit Value, End of Period                            $10.253  $10.422   $10.407  $10.310 $10.249
Number of Units Outstanding, End of Period                         62,636  140,912   225,916  208,409 178,949
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                      $10.000  $10.028    $9.926   $9.760  $9.616
Accumulation Unit Value, End of Period                            $10.028   $9.926    $9.760   $9.616  $9.655
Number of Units Outstanding, End of Period                        140,953  226,154   220,177  175,947 162,683
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                      $10.000   $9.424    $7.136   $8.912  $9.625
Accumulation Unit Value, End of Period                             $9.424   $7.136    $8.912   $9.625  $9.844
Number of Units Outstanding, End of Period                         88,849  189,549   245,807  265,677 205,733
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                      $10.000   $9.508    $8.369  $10.316 $11.124
Accumulation Unit Value, End of Period                             $9.508   $8.369   $10.316  $11.124 $11.772
Number of Units Outstanding, End of Period                         55,765  121,094   130,297  121,354 108,279
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                      $10.000   $8.287    $6.242   $7.162  $8.436
Accumulation Unit Value, End of Period                             $8.287   $6.242    $7.162   $8.436  $9.446
Number of Units Outstanding, End of Period                         45,946   81,041    89,601   80,742  83,991
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.741    $8.689  $12.736 $15.354
Accumulation Unit Value, End of Period                             $9.741   $8.689   $12.736  $15.354 $20.126
Number of Units Outstanding, End of Period                          9,160   17,207    18,327   31,006  27,601
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000   $9.609    $6.787   $8.303  $8.763
Accumulation Unit Value, End of Period                             $9.609   $6.787    $8.303   $8.763  $9.929
Number of Units Outstanding, End of Period                         17,703   40,574    55,332   58,863  53,711
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                      $10.000   $9.074    $7.391   $9.223 $10.601
Accumulation Unit Value, End of Period                             $9.074   $7.391    $9.223  $10.601 $11.531
Number of Units Outstanding, End of Period                          7,499   23,975    29,246   33,939  36,853
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                            -  $10.000    $7.289  $10.119 $12.049
Accumulation Unit Value, End of Period                                  -   $7.289   $10.119  $12.049 $13.872
Number of Units Outstanding, End of Period                              -   33,994    74,890   83,472  73,876
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                      $10.000   $9.831    $6.929   $9.602 $10.774
Accumulation Unit Value, End of Period                             $9.831   $6.929    $9.602  $10.774 $11.849
Number of Units Outstanding, End of Period                        128,931  278,464   270,357  255,492 235,099
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                      $10.000  $10.230    $9.870  $13.383 $17.875
Accumulation Unit Value, End of Period                            $10.230   $9.870   $13.383  $17.875 $20.489
Number of Units Outstanding, End of Period                         22,121   57,417    85,725   99,081  90,566
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                            -        -         -  $10.000 $11.091
Accumulation Unit Value, End of Period                                  -        -         -  $11.091 $12.069
Number of Units Outstanding, End of Period                              -        -         -   19,969  15,592
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                            -  $10.000    $8.014  $10.262 $11.800
Accumulation Unit Value, End of Period                                  -   $8.014   $10.262  $11.800 $12.030
Number of Units Outstanding, End of Period                              -  276,201   390,412  430,151 415,996
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                      $10.000   $9.243    $5.789   $7.220  $7.567
Accumulation Unit Value, End of Period                             $9.243   $5.789    $7.220   $7.567  $7.998
Number of Units Outstanding, End of Period                              0   22,995    27,996   24,935  24,281
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (2)
Accumulation Unit Value, Beginning of Period                      $10.000   $8.744    $5.766   $7.173  $7.500
Accumulation Unit Value, End of Period                             $8.744   $5.766    $7.173   $7.500  $7.906
Number of Units Outstanding, End of Period                         97,388  190,862   238,208  213,338 185,732
AIM V.I. CAPITAL APPRECIATION (3)
Accumulation Unit Value, Beginning of Period                      $10.000   $9.211    $6.822   $8.653  $9.034
Accumulation Unit Value, End of Period                             $9.211   $6.822    $8.653   $9.034  $9.629
Number of Units Outstanding, End of Period                         61,095   62,600    58,582   60,099  49,360
AIM V.I. CORE EQUITY (4)
Accumulation Unit Value, Beginning of Period                           --       --        --       --       $
Accumulation Unit Value, End of Period                                 --       --        --       --       $
Number of Units Outstanding, End of Period                             --       --        --       --
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                            -        -         -  $10.000 $10.783
Accumulation Unit Value, End of Period                                  -        -         -  $10.783 $11.366
Number of Units Outstanding, End of Period                              -        -         -      454   1,292
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                      $10.000   $9.106    $6.396   $8.437  $9.462
Accumulation Unit Value, End of Period                             $9.106   $6.396    $8.437   $9.462 $10.344
Number of Units Outstanding, End of Period                         28,772   27,065    46,904   60,088  61,575
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                      $10.000   $9.496    $7.228   $9.356 $10.189
Accumulation Unit Value, End of Period                             $9.496   $7.228    $9.356  $10.189 $10.437
Number of Units Outstanding, End of Period                        160,636  298,203   354,552  319,663 308,155
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                      $10.000   $9.293    $6.293   $7.602  $8.066
Accumulation Unit Value, End of Period                             $9.293   $6.293    $7.602   $8.066  $9.071
Number of Units Outstanding, End of Period                         19,553   66,588    80,947   73,273  61,745
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                            -        -         -  $10.000 $10.658
Accumulation Unit Value, End of Period                                  -        -         -  $10.658 $10.783
Number of Units Outstanding, End of Period                              -        -         -      605   2,691
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                            -        -         -  $10.000 $11.201
Accumulation Unit Value, End of Period                                  -        -         -  $11.201 $11.145
Number of Units Outstanding, End of Period                              -        -         -    1,875  19,125
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                            -        -         -  $10.000 $10.914
Accumulation Unit Value, End of Period                                  -        -         -  $10.914 $11.815
Number of Units Outstanding, End of Period                              -        -         -    1,015  10,726
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                            -        -         -  $10.000 $11.479
Accumulation Unit Value, End of Period                                  -        -         -  $11.479 $12.384
Number of Units Outstanding, End of Period                              -        -         -    7,526  30,764
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                      $10.000   $9.429    $7.480   $9.330 $10.152
Accumulation Unit Value, End of Period                             $9.429   $7.480    $9.330  $10.152 $10.461
Number of Units Outstanding, End of Period                          3,372   54,496    65,291   62,661  55,079
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                      $10.000   $9.155    $7.380   $9.289 $10.569
Accumulation Unit Value, End of Period                             $9.155   $7.380    $9.289  $10.569 $11.612
Number of Units Outstanding, End of Period                         34,549   97,694   117,722  116,159 113,555
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                            -  $10.000    $7.271  $10.655 $13.169
Accumulation Unit Value, End of Period                                  -   $7.271   $10.655  $13.169 $13.803
Number of Units Outstanding, End of Period                              -   81,504   105,138  117,987 109,662
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                      $10.000   $9.092    $6.541   $8.000  $8.228
Accumulation Unit Value, End of Period                             $9.092   $6.541    $8.000   $8.228  $8.517
Number of Units Outstanding, End of Period                         40,982   69,720    76,360   72,051  65,481





*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.


(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio - Class Y will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money Market Portfolio - Class Y Sub-account.

(2) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(3) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1, 2006 we combined the AIM V.I. Growth - Series I Sub-Account into the AIM V.I. Capital Appreciation - Series I Sub-Account.

(4) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May 1, 2006 we combined the AIM V.I. Premier Equity - Series I Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2005 and 2004, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2005. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004 and methods of accounting for embedded derivatives in modified coinsurance agreements and variable interest entities in 2003.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 10, 2006

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                            YEAR ENDED DECEMBER 31,
                                                                    -----------------------------------------
(IN MILLIONS)                                                           2005           2004          2003
                                                                    -----------    -----------    -----------
REVENUES
Premiums (net of reinsurance ceded of $606, $526 and $418)          $       474    $       637    $       959
Contract charges                                                          1,079            961            872
Net investment income                                                     3,707          3,260          3,082
Realized capital gains and losses                                            19            (11)           (84)
                                                                    -----------    -----------    -----------

                                                                          5,279          4,847          4,829

COSTS AND EXPENSES
Contract benefits (net of reinsurance recoverable of $515,
   $418 and $336)                                                         1,340          1,359          1,595
Interest credited to contractholder funds                                 2,340          1,923          1,764
Amortization of deferred policy acquisition costs                           568            534            479
Operating costs and expenses                                                433            462            493
                                                                    -----------    -----------    -----------
                                                                          4,681          4,278          4,331

LOSS ON DISPOSITION OF OPERATIONS                                            (7)           (24)           (45)
                                                                    -----------    -----------    -----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND CUMULATIVE
EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE, AFTER-TAX                         591            545            453
Income tax expense                                                          174            189            162
                                                                    -----------    -----------    -----------

INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING
PRINCIPLE, AFTER-TAX                                                        417            356            291

Cumulative effect of change in accounting principle, after-tax               --           (175)           (13)
                                                                    -----------    -----------    -----------

NET INCOME                                                                  417            181            278
                                                                    -----------    -----------    -----------

OTHER COMPREHENSIVE (LOSS) INCOME, AFTER-TAX
Changes in:
   Unrealized net capital gains and losses                                 (425)           (40)             1
                                                                    -----------    -----------    -----------

OTHER COMPREHENSIVE (LOSS) INCOME, AFTER-TAX                               (425)           (40)             1
                                                                    -----------    -----------    -----------

COMPREHENSIVE (LOSS) INCOME                                         $        (8)   $       141    $       279
                                                                    ===========    ===========    ===========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                    DECEMBER 31,
                                                                              -----------------------
                                                                                 2005         2004
                                                                              ----------   ----------
(IN MILLIONS, EXCEPT SHARE AND PAR VALUE DATA)

ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $59,717 and
      $55,964)                                                                $   61,977   $   59,291
   Mortgage loans                                                                  8,108        7,318
   Equity securities                                                                 324          214
   Short-term                                                                        927        1,440
   Policy loans                                                                      729          722
   Other                                                                             691          704
                                                                              ----------   ----------
      Total investments                                                           72,756       69,689
Cash                                                                                 154          241
Deferred policy acquisition costs                                                  3,948        3,176
Reinsurance recoverables, net                                                      1,699        1,507
Accrued investment income                                                            648          593
Other assets                                                                         582          818
Separate Accounts                                                                 15,235       14,377
                                                                              ----------   ----------
   TOTAL ASSETS                                                               $   95,022   $   90,401
                                                                              ==========   ==========
LIABILITIES
Contractholder funds                                                          $   58,190   $   53,939
Reserve for life-contingent contract benefits                                     11,881       11,203
Unearned premiums                                                                     35           31
Payable to affiliates, net                                                            98           79
Other liabilities and accrued expenses                                             3,054        3,721
Deferred income taxes                                                                340          638
Long-term debt                                                                       181          104
Separate Accounts                                                                 15,235       14,377
                                                                              ----------   ----------
   TOTAL LIABILITIES                                                              89,014       84,092
                                                                              ----------   ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)

SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares
   authorized, 49,230 shares issued and outstanding                                    5            5
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares
   authorized, none issued                                                            --           --
Common stock, $227 par value, 23,800 shares authorized and outstanding                 5            5
Additional capital paid-in                                                         1,108        1,108
Retained income                                                                    4,302        4,178
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                           588        1,013
                                                                              ----------   ----------
   Total accumulated other comprehensive income                                      588        1,013
                                                                              ----------   ----------
   TOTAL SHAREHOLDER'S EQUITY                                                      6,008        6,309
                                                                              ----------   ----------
   TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                 $   95,022   $   90,401
                                                                              ==========   ==========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                  YEAR ENDED DECEMBER 31,
                                                          --------------------------------------
(IN MILLIONS)                                                2005          2004          2003
                                                          ----------    ----------    ----------
REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                                $        5    $       82    $       93
Redemption of stock                                                -            (7)          (11)
Reclassification to long-term debt                                 -           (70)            -
                                                          ----------    ----------    ----------

Balance, end of year                                               5             5            82
                                                          ----------    ----------    ----------

REDEEMABLE PREFERRED STOCK - SERIES B                              -             -             -
                                                          ----------    ----------    ----------

COMMON STOCK                                                       5             5             5
                                                          ----------    ----------    ----------

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                     1,108         1,067         1,067
Capital contributions                                              -            41             -
                                                          ----------    ----------    ----------

Balance, end of year                                           1,108         1,108         1,067
                                                          ----------    ----------    ----------

RETAINED INCOME
Balance, beginning of year                                     4,178         4,222         4,145
Net income                                                       417           181           278
Dividends                                                       (293)         (225)         (201)
                                                          ----------    ----------    ----------

Balance, end of year                                           4,302         4,178         4,222
                                                          ----------    ----------    ----------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                     1,013         1,053         1,052
Change in unrealized net capital gains and losses               (425)          (40)            1
                                                          ----------    ----------    ----------

Balance, end of year                                             588         1,013         1,053
                                                          ----------    ----------    ----------

TOTAL SHAREHOLDER'S EQUITY                                $    6,008    $    6,309    $    6,429
                                                          ==========    ==========    ==========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                        --------------------------------------
(IN MILLIONS)                                                                               2005         2004          2003
                                                                                        ----------    ----------    ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                              $      417    $      181    $      278
   Adjustments to reconcile net income to net cash provided by operating activities:
     Amortization and other non-cash items                                                    (175)         (145)         (175)
     Realized capital gains and losses                                                         (19)           11            84
     Loss on disposition of operations                                                           7            24            45
     Cumulative effect of change in accounting principle                                         -           175            13
         Interest credited to contractholder funds                                           2,340         1,923         1,764
       Changes in:
         Policy benefit and other insurance reserves                                          (200)          (85)           45
         Unearned premiums                                                                       4             2             8
         Deferred policy acquisition costs                                                    (198)         (279)         (253)
         Reinsurance recoverables                                                             (197)         (241)         (141)
         Income taxes payable                                                                   18            40             3
         Other operating assets and liabilities                                                 95           (86)           81
                                                                                        ----------    ----------    ----------
         Net cash provided by operating activities                                           2,092         1,520         1,752
                                                                                        ----------    ----------    ----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
   Fixed income securities                                                                  10,881         9,040         8,158
   Equity securities                                                                            57           349            80
Investment collections
   Fixed income securities                                                                   4,575         4,314         4,818
   Mortgage loans                                                                            1,172           729           679
Investments purchases
   Fixed income securities                                                                 (18,756)      (20,295)      (19,225)
   Equity securities                                                                          (203)         (334)          (47)
   Mortgage loans                                                                           (1,976)       (1,711)       (1,146)
Change in short-term investments, net                                                         (352)           11           236
Change in other investments, net                                                              (110)           (6)           14
                                                                                        ----------    ----------    ----------
       Net cash used in investing activities                                                (4,712)       (7,903)       (6,433)
                                                                                        ----------    ----------    ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption of redeemable preferred stock                                                       (25)          (20)          (11)
Contractholder fund deposits                                                                11,373        13,076         9,841
Contractholder fund withdrawals                                                             (8,604)       (6,352)       (5,253)
Dividends paid                                                                                (211)         (201)          (27)
                                                                                        ----------    ----------    ----------
       Net cash provided by financing activities                                             2,533         6,503         4,550
                                                                                        ----------    ----------    ----------
NET (DECREASE) INCREASE IN CASH                                                                (87)          120          (131)
CASH AT BEGINNING OF YEAR                                                                      241           121           252
                                                                                        ----------    ----------    ----------
CASH AT END OF YEAR                                                                     $      154    $      241    $      121
                                                                                        ==========    ==========    ==========

                 See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     Effective January 1, 2005, Glenbrook Life and Annuity Company ("GLAC"), a wholly owned subsidiary of ALIC, was merged into ALIC to achieve future cost savings and operational efficiency. The merger had no impact on the Company's results of operations, financial position or cash flows.

     To conform to the 2005 presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual and institutional customers through several distribution channels. The principal individual products are deferred and immediate fixed annuities, variable annuities and interest-sensitive and traditional life insurance. The principal institutional product is funding agreements backing medium-term notes.

     The Company, through several companies, is authorized to sell life insurance, retirement and investment products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2005, the top geographic locations for statutory premiums and annuity considerations were Delaware, California, New York and Florida. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through multiple intermediary distribution channels, including Allstate exclusive agencies, independent agencies, global and national banks, national and regional broker-dealers, and specialized structured settlement brokers. The Company sells products through independent agencies affiliated with master brokerage agencies. The Company sells funding agreements to unaffiliated trusts used to back medium-term notes issued to institutional and individual investors. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affiliated entities could negatively impact the Company's sales.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed, commercial mortgage-backed and asset-backed securities, bank loans, which are primarily senior secured corporate loans, and redeemable preferred stocks. Fixed income securities may be sold prior to their contractual maturity ("available for sale") and are carried at fair value, with the exception of bank loans that are carried at amortized cost. The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities is based on either widely accepted pricing valuation models which use internally developed ratings and independent third party data (e.g., term structures of interest rates and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs, certain deferred sales inducement costs, and certain reserves for life-contingent contract benefits, are reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections.

     Equity securities include common stocks, non-redeemable preferred stocks and limited partnership interests. Common stocks and non-redeemable preferred stocks had a carrying value of $67 million and $42 million, and cost of $62 million and $33 million at December 31, 2005 and 2004, respectively. Common and non-redeemable preferred stocks are classified as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Investments in limited partnership interests had a carrying value of $257 million and $172 million at December 31, 2005 and 2004, respectively, and are accounted for in accordance with the equity method of accounting except for instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies, in which case, the Company applies the cost method of accounting.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and include the reinvestment of collateral received in connection with securities lending activities, funds received in connection with securities repurchase agreements, and collateral received from counterparties related to derivative transactions. For these transactions, the Company records an offsetting liability in other liabilities and accrued expenses for the Company's obligation to return the collateral or funds received. We also purchase securities under agreements to resell.

     Policy loans are carried at the unpaid principal balances. Other investments consist primarily of derivative financial instruments and real estate investments. Real estate investments are accounted for by the equity method if held for investment, or depreciated cost, net of valuation allowances, if the Company has an active plan to sell.

     Investment income consists primarily of interest and dividends, net investment income from partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed, commercial mortgage-backed and asset-backed securities is determined using the effective yield method, considering estimated principal repayments. Interest income on certain beneficial interests in securitized financial assets is determined using the prospective yield method, based upon projections of expected future cash flows. Income from investments in partnership interests, accounted for on the cost basis, is recognized upon receipt of amounts distributed by the partnerships as income. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, write-downs in value due to other than temporary declines in fair value and changes in the fair value of certain derivatives including related periodic and final settlements. Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income, equity securities and short-term investments when the decline in fair value is deemed other than temporary (see Note 6).

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include swaps, futures, options (including swaptions), interest rate caps and floors, warrants, certain forward contracts for purchases of to-be-announced ("TBA") mortgage securities, and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in fixed income securities, equity-indexed life and annuity contracts, certain variable life and annuity contracts and certain funding agreements (see Note 7).

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contracts. The change in the fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits, interest credited to contractholder funds or realized capital gains and losses.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess how effective the hedging instrument is in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk, or in the case of a cash flow hedge, the exposure to changes in the hedged item's or transaction's variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses. The hedge ineffectiveness reported as realized capital gains and losses amounted to losses of $7 million and $8 million in 2005 and 2004, respectively, and gains of $16 million in 2003.

     FAIR VALUE HEDGES The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item.

     For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in the fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in the fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in the fair value of the hedged item. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The book value of the hedged asset or liability is adjusted for the change in the fair value of the hedged risk.

     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability or a forecasted transaction. Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged transaction affects net income or when the forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable, or the hedged asset becomes impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as a non-hedge, or when the derivative has been terminated, the gain or loss recognized on the item being hedged and used to adjust the book value of the asset, liability or portion thereof is amortized over the remaining life of the hedged item to net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item of a fair value hedge is an asset, which has become impaired, the adjustment made to the book value of the asset is subject to the accounting policies applied to impaired assets. When a derivative financial instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative financial instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied. If the cash flow hedge is no longer effective, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the remaining hedged item affects net income.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate, equity price and credit risk management strategies for which hedge accounting is not applied. These derivatives primarily consist of certain interest rate swap agreements, equity and financial futures contracts, interest rate cap and floor agreements, swaptions, certain forward contracts for TBA mortgage securities and credit default swaps.

     The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities. Fixed income securities are replicated when they are either unavailable in the cash market or more economical to acquire in synthetic form.

     Based upon the type of derivative instrument and strategy, the income statement effects of these derivatives are reported in a single line item, with the results of the associated risk. Therefore, the derivatives' fair value gains and losses and accrued periodic settlements are recognized together in one of the following during the reporting period: net investment income, realized capital gains and losses, operating costs and expenses, contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives requiring bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks respectively within the Consolidated Statement of Cash Flows. Cash flows on other derivatives are reported in cash flows from investing activities within the Consolidated Statement of Cash Flows.

SECURITY REPURCHASE AGREEMENTS AND SECURITIES LOANED

     Securities lending transactions, and securities sold under agreements to repurchase which primarily includes a mortgage dollar roll program ("repurchase agreements"), are used primarily to generate net investment income. The proceeds received from repurchase agreements also provide a source of liquidity. For repurchase agreements and securities lending transactions used to generate net investment income, the proceeds received are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature (usually 30 days or less).

     The Company receives collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice. Substantially all of the Company's securities loaned are placed with large brokerage firms.

     Securities to be repurchased under repurchase agreements are the same, or substantially the same, as the securities transferred. The Company's obligations to return the funds received under repurchase agreements are carried at the amount at which the securities will subsequently be reacquired, including accrued interest, as specified in the respective agreements and are classified as other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to such revenue such that profits are recognized over the lives of the contracts.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, funding agreements (primarily backing medium-term notes) and certain guaranteed investment contracts ("GICs") are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed funding agreements are based on a specified interest-rate index, such as LIBOR, or an equity index, such as the S&P 500. Pursuant to the adoption of Statement of Position No. 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1") in 2004, interest credited also includes amortization of deferred sales inducement ("DSI") expenses. DSI is amortized into interest credited using the same method used to amortize deferred policy acquisition costs ("DAC").

     Separate account products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate account contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender.

Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits incurred on variable annuity and life insurance contracts.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting costs. DSI costs, which are deferred and recorded as other assets, related to sales inducements offered on sales to new customers, principally on fixed and variable annuities and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period, which are beyond amounts currently being credited to existing contracts. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. DAC is amortized to income and included in amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income. DSI is amortized to income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Consolidated Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and written down when necessary.

     For traditional life insurance and other premium paying contracts, DAC is amortized in proportion to the estimated revenues on such business. Assumptions used in amortization of DAC and reserve calculations are determined based upon conditions as of the date of policy issuance and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For internal exchanges of traditional life insurance, the unamortized balance of costs previously deferred under the original contracts are charged to income. The new costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life, fixed and variable annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") earned over the estimated lives of the contracts. The amortization periods range from 15-30 years; however, estimates of customer surrender rates, partial withdrawals and deaths generally result in the majority of deferred costs being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of total gross profits. AGP and EGP consists of the following components: benefit margins, primarily from mortality, including guaranteed minimum death, income, withdrawal and accumulation benefits; investment margin including realized capital gains and losses; and contract administration, surrender and other contract charges, less maintenance expenses.

     DAC and DSI amortization for variable annuity and life contracts is estimated using stochastic modeling and is significantly impacted by the anticipated return on the underlying funds. The Company's long-term expectation of separate accounts fund performance, net of fees, was approximately 7% in 2005 and 8% in 2004 and 2003. Whenever actual separate accounts fund performance based on the two most recent years varies from the expectation, the Company projects performance levels over the next five years such that the mean return over a seven-year period equals the long-term expectation. This approach is commonly referred to as "reversion to the mean" and is commonly used by the life insurance industry as an appropriate method for amortizing variable annuity and life DAC and DSI. In applying the reversion to the mean process, the Company does not allow the future mean rates of return including fees projected over the five-year period to exceed 12.75% or fall below 0%. The Company periodically evaluates the results of utilization of this process to confirm that it is reasonably possible that variable annuity and life fund performance will revert to the expected long-term mean within this time horizon.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC and DSI. All such adjustments are reflected in the current results of operations.

     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, variable annuities and investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Consolidated Statements of Operations and Comprehensive Income.

     Any amortization of DAC or DSI that would result from changes in unrealized gains or losses had those gains or losses actually been realized during the reporting period is recorded net of tax in other comprehensive income.

     The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as deferred policy acquisition costs in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the life of the contracts acquired. These costs are amortized as profits emerge over the life of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $37 million and $45 million at December 31, 2005 and 2004, respectively. Amortization expense on the present value of future profits was $8 million, $6 million and $36 million for the years ended December 31, 2005, 2004 and 2003, respectively.

REINSURANCE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from reinsurers (see Note 9). The amounts reported in the Consolidated Statements of Financial Position as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contract. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts or are earned ratably over the contract period to the extent coverage remains available. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of the reinsurers and establishes allowances for uncollectible reinsurance recoverables as appropriate.

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The Company annually tests goodwill for impairment using a trading multiple analysis, which is a widely accepted valuation technique, to estimate the fair value of its reporting units. The Company also reviews its goodwill for impairment whenever events or changes in circumstances indicate that it is more likely than not that the carrying amount of goodwill may be less than its fair value. Goodwill impairment testing indicated no impairment at December 31, 2005.

     In 2004, the Company recognized an aggregate goodwill and other intangible assets impairment loss of $4 million ($2 million after-tax), which was classified as loss on disposition of operations, based on the Company's decision to sell two life insurance companies.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves and deferred policy acquisition costs. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life and accident and health insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, policy terminations and expenses (see Note 8). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities and funding agreements. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see Note 8). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified dates and are reflected in contract charges. Deposits to the separate accounts are not included in consolidated cash flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $13.90 billion and $13.41 billion of equity, fixed income and balanced mutual funds and $580 million and $279 million of money market mutual funds at December 31, 2005 and 2004, respectively.

LIABILITIES FOR VARIABLE CONTRACT GUARANTEES

     The Company offers various guarantees to variable annuity contractholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (death benefits), upon annuitization (income benefits), upon periodic withdrawal (withdrawal benefits), or at specified dates during the accumulation period (accumulation benefits). Liabilities for variable contract guarantees related to death benefits are included in reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the Consolidated Statements of Financial Position (see Note 8).

     Pursuant to the adoption of SOP 03-1 in 2004, the liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated future gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

     Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES ("VIES")

     The Company consolidates VIEs when it is the primary beneficiary of a VIE. A primary beneficiary has a variable interest that will absorb a majority of the expected losses if they occur or receive a majority of the entity's expected returns, or both (see Note 13).

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to extend mortgage loans and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7).

ADOPTED ACCOUNTING STANDARDS

STATEMENT OF POSITION 03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES
  FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS" ("SOP 03-1")

     On January 1, 2004, the Company adopted SOP 03-1. The major provisions of the SOP affecting the Company require:

     - Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;

     - Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC; and

     - Reporting and measuring assets and liabilities of certain separate accounts products as investments and contractholder funds rather than as separate accounts assets and liabilities when specified criteria are present.

     The cumulative effect of the change in accounting principle from implementing SOP 03-1 was a loss of $175 million, after-tax ($269 million, pre-tax). It was comprised of an increase in benefit reserves (primarily for variable annuity contracts) of $145 million, pre-tax, and a reduction in DAC and DSI of $124 million, pre-tax.

     The SOP requires consideration of a range of potential results to estimate the cost of variable annuity death benefits and income benefits, which generally necessitates the use of stochastic modeling techniques. To maintain consistency with the assumptions used in the establishment of reserves for variable annuity guarantees, the Company utilized the results of this stochastic modeling to estimate expected gross profits, which form the basis for determining the amortization of DAC and DSI. This new modeling approach resulted in a lower estimate of expected gross profits, and therefore resulted in a write-down of DAC and DSI.

     In 2005 and 2004, DSI and related amortization is classified within the Consolidated Statements of Financial Position and Operations and Comprehensive Income as other assets and interest credited to contractholder funds, respectively (see Note 10). Pursuant to adopting this guidance, the Company also reclassified $204 million of separate accounts assets and liabilities to investments and contractholder funds, respectively.

AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS ("AICPA") TECHNICAL PRACTICE
  AID ("TPA") RE. SOP 03-1

      In September 2004, the staff of the AICPA, aided by industry experts, issued a set of technical questions and answers on financial accounting and reporting issues related to SOP 03-1 that will be included in the AICPA's TPAs. The TPA addresses a number of issues related to SOP 03-1 including when it is necessary to establish a liability in addition to the account balance for certain contracts such as single premium and universal life that meet the definition of an insurance contract and have amounts assessed against the contractholder in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function. The impact of adopting the provisions of the TPA did not have a material effect on the results of operations or financial position of the Company.

FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") INTERPRETATION NO. 46 AND 46R,
  "CONSOLIDATION OF VARIABLE INTEREST ENTITIES" ("FIN 46" AND "FIN 46R")

     In December 2003, the FASB revised FIN 46, which was originally issued in January 2003. FIN 46R addressed whether certain types of entities, referred to as VIEs, should be consolidated in a company's financial statements. A company must consolidate a VIE in which it has an investment if it has determined to be the primary beneficiary. A primary beneficiary has a variable interest that will absorb a majority of the expected losses if they occur, receive a majority of the entity's expected returns, or both. The Company elected to adopt FIN 46 as of July 1, 2003 for its existing VIE. See Note 13 for the impact of adoption.

DERIVATIVES IMPLEMENTATION GROUP STATEMENT 133 IMPLEMENTATION ISSUE NO. B36,
  "EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS" ("IMPLEMENTATION ISSUE B36")

     In April 2003, the FASB issued Implementation Issue B36, which became effective October 1, 2003. Implementation Issue B36 was applied to two of the Company's modified coinsurance agreements, and as a result, the embedded derivatives were bifurcated from the agreements and marked to market value at October 1, 2003. The effect of adopting Implementation Issue B36 was the recognition of a loss of $13 million, after-tax, which is reflected as a cumulative effect of a change in accounting principle on the Consolidated Statements of Operations and Comprehensive Income.

PENDING ACCOUNTING STANDARDS

FINANCIAL ACCOUNTING STANDARDS BOARD STAFF POSITION NO. FAS 115-1, "THE MEANING
  OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("FSP FAS 115-1")

     In November 2005, the Financial Accounting Standards Board ("FASB") issued FSP FAS 115-1, which nullifies the guidance in paragraphs 10-18 of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other than temporary impairment guidance. FSP FAS 115-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent accounting for an impaired debt security. FSP FAS 115-1 is effective for reporting periods beginning after December 15, 2005. The adoption of FSP FAS 115-1 is not expected to have a material effect on the results of operations or financial position of the Company.

STATEMENT OF POSITION 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED
  ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1")

     In October 2005, the AICPA issued SOP 05-1. SOP 05-1 provides accounting guidance for deferred policy acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. Internal replacement contracts are those that are substantially changed from the replaced contract and are accounted for as an extinguishment of the replaced contract. Nonintegrated contract features are accounted for as separately issued contracts. Modifications resulting from the election of a feature or coverage within a contract or from an integrated contract feature generally do not result in an internal replacement contract subject to SOP 05-1 provided certain conditions are met. The provisions of SOP 05-1 are effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company's accounting policy for internal replacements is generally consistent with the accounting guidance prescribed in SOP 05-1. The Company is currently assessing the impact of the SOP on its results of operations and financial position.

STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS ("SFAS NO. 154")

     In May 2005, the FASB issued SFAS No. 154, which replaces Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes," and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements." SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise promulgated. SFAS No. 154 is effective for fiscal years beginning after December 15, 2005. SFAS No. 154, upon adoption, is not expected to have a material effect on the results of operations or financial position of the Company.

SFAS NO. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS - AN AMENDMENT
     OF FASB STATEMENTS NO. 133 AND 140 ("SFAS NO. 155")

     In February 2006 the FASB issued SFAS No. 155, which resolves issues addressed in Statement 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interests in Securitized Financial Assets." SFAS No. 155, among other things, permits the fair value remeasurement of any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; clarifies which interest-only strips and principal-only strips are not subject to the requirements of Statement 133; and establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation. SFAS No. 155 is effective for all financial instruments acquired or issued in a fiscal year beginning after September 15, 2006. The Company is currently assessing the impact of SFAS No. 155 on its results of operations and financial position.

3.   DISPOSITIONS

     In 2005, the Company entered into negotiations to sell two of its wholly owned subsidiaries, Charter National Life Insurance Company ("Charter") and Intramerica Life Insurance Company ("Intramerica"), and recognized an estimated loss on disposition of $4 million ($1 million, after-tax). During the third quarter, a definitive agreement was reached for which the buyer failed to gain regulatory approval. The subsidiaries whose assets, excluding reinsurance recoverables due from ALIC, totaled approximately $443 million at December 31, 2005 ($114 million and $297 million are classified as reinsurance recoverables and separate accounts, respectively) are still available for sale.

     In 2003, the Company announced its intention to exit its direct response distribution business and, based on its decision to sell the business, reached a measurement date that resulted in the recognition of an estimated loss on the disposition of $44 million ($29 million, after-tax). In 2004, the Company disposed of substantially all of its direct response distribution business pursuant to reinsurance transactions with subsidiaries of Citigroup and Scottish Re (U.S.) Inc. In connection with these disposal activities, the Company recorded an additional loss on disposition of $3 million ($2 million after-tax) and $21 million ($14 million after-tax) in 2005 and 2004, respectively (see Notes 9 and 10).

SUBSEQUENT EVENT

     On March 8, 2006, ALIC, its subsidiary, Allstate Life Insurance Company of New York ("ALNY"), and the Corporation, entered into a definitive agreement ("Agreement") with Prudential Financial, Inc. and its subsidiary The Prudential Insurance Company of America (collectively, "Prudential") for the sale pursuant to a combination of coinsurance and modified coinsurance reinsurance of substantially all of its variable annuity business. Total consideration is expected to be approximately $581 million, subject to adjustment for changes in equity markets and interest rates between the effective date of the Agreement and the closing of the transaction. ALIC has entered into an economic hedge that it believes will substantially reduce its economic exposure to the variability of this arrangement from the period
between the effective date of the Agreement and closing.   As a result of the
modified coinsurance reinsurance, the separate account assets and liabilities will remain on ALIC's consolidated statements of financial position, but the related results of operations will be fully reinsured to Prudential. The sale is expected to result in the recognition of a small gain, which will be amortized into earnings over the life of the Agreement. A level of cash or cash equivalents in an amount equal to the fixed (general) account liabilities of approximately $1 billion, net of the consideration, will be needed to settle our obligation to Prudential at closing under the coinsurance portion of the Agreement. An evaluation will occur in the first quarter of 2006 regarding available sources of funds for settlements, which may include such items as cash flows from operations, sales of existing investments or borrowings.

     Under the Agreement, ALIC, ALNY and the Corporation will each indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of ALIC and ALNY and liabilities specifically excluded from the transaction) that ALIC and ALNY have agreed to retain. In addition, ALIC, ALNY and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of ALIC, ALNY and their agents, including in connection with ALIC's and ALNY's provision of transition services.

     The terms of the Agreement will give Prudential the right to be the exclusive provider of its variable annuity products through the Allstate proprietary agency force for three years and a non-exclusive preferred provider for the following two years. During a transition period, ALIC and ALNY will continue to issue new variable annuity contracts, accept additional deposits on existing business from existing contractholders on behalf of Prudential and, for a period of twenty-four months or less, service the reinsured business while Prudential prepares for the migration of the business onto its servicing platform. ALIC and ALNY have also agreed to continue to issue variable annuity contracts in the financial institutions channel for a period of at least thirty-three months and cede them to Prudential. The Agreement is subject to regulatory approval and is expected to be completed by the end of the second quarter of 2006.

     In 2005, ALIC's and ALNY's variable annuity business generated approximately $278 million in contract charges on separate account balances of $14 billion and general account balances of $2 billion as of December 31, 2005. Separate account balances totaling approximately $1 billion related to the variable life business and three companies held for sale continue to be retained by ALIC.

4.   SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges and modifications, which primarily reflect refinancings of fixed income securities and mergers completed with equity securities, totaled $51 million, $79 million and $41 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     The Company paid dividends of $49 million and $24 million in the form of investment securities to AIC in 2005 and 2004, respectively. In 2004, the Company received non-cash capital contributions of $41 million related to certain reinsurance transactions with American Heritage Life Insurance Company ("AHL"), an unconsolidated affiliate of the Company, and Columbia Universal Life Insurance Company ("Columbia"), a former unconsolidated affiliate of the Company, in 2004 (see Note 5).

     Liabilities for collateral received in conjunction with securities lending and other activities and for funds received from security repurchase activities were $ 2.23 billion, $2.93 billion and $1.92 billion at December 31, 2005, 2004, and 2003, respectively, and are reported in other liabilities and accrued expenses in the Consolidated Statements of Financial Position. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the related changes in investments, which for the years ended December 31 are as follows:

(IN MILLIONS)                                                                 2005          2004          2003
                                                                           ----------    ----------    ----------
Net change in fixed income securities                                      $     (221)   $     (305)   $     (520)
Net change in short-term investments                                              918          (705)         (162)
                                                                           ----------    ----------    ----------
    Operating cash flow provided (used)                                    $      697    $   (1,010)   $     (682)
                                                                           ==========    ==========    ==========

Liabilities for collateral and security repurchase, beginning of year      $   (2,928)   $   (1,918)   $   (1,236)
Liabilities for collateral and security repurchase, end of year                (2,231)       (2,928)       (1,918)
                                                                           ----------    ----------    ----------
    Operating cash flow (used) provided                                    $     (697)   $    1,010    $      682
                                                                           ==========    ==========    ==========

5.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs allocated to the Company (see Note 15), were $410 million, $322 million, and $299 million in 2005, 2004 and 2003, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $235 million, $98 million and $119 million of structured settlement annuities, a type of immediate annuity, in 2005, 2004 and 2003, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $9 million, $27 million and $21 million relate to structured settlement annuities with life contingencies and are included in premium income for 2005, 2004, and 2003, respectively. In most cases, these annuities were issued under a "qualified assignment," whereby Allstate Settlement Corporation ("ASC"), a wholly-owned subsidiary of ALIC, purchased annuities from the Company and assumed AIC's obligation to make the future payments.

     AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.

     Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.94 billion and $4.96 billion at December 31, 2005 and 2004, respectively.

BROKER/DEALER AGREEMENT

     The Company receives underwriting and distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company incurred $46 million, $44 million and $38 million of commission and other distribution expenses for the years ending December 31, 2005, 2004 and 2003, respectively.

INVESTMENTS

     In 2005, the Company purchased fixed income securities from AIC. The Company paid $655 million in cash for the securities, which includes the fair value of the securities of $649 million and $6 million for accrued investment income. Since the transaction was between affiliates under common control, the securities were recorded at the amortized cost of $623 million as of the date of sale. The difference between the amortized cost and fair value of the securities, which increased accumulated other comprehensive income by $26 million, was recorded as a dividend of $26 million ($16 million, after-tax). Thus, the net effect on shareholder's equity was zero.

REINSURANCE TRANSACTIONS

     In 2005, the Company received fixed income securities with a fair value and amortized cost of $381 million and $358 million, respectively, and $5 million of accrued investment income for the settlement of a $386 million premium receivable due from AHL, an unconsolidated affiliate of the Company. The receivable related to two coinsurance agreements entered into in 2004 whereby the Company assumed certain interest-sensitive life insurance and fixed annuity contracts from AHL. Since the transaction was between affiliates under common control, the securities were recorded at amortized cost as of the date of settlement. The difference between the amortized cost and fair value of the securities, which increased accumulated other comprehensive income by $23 million, was recorded as a non-cash dividend of $23 million ($15 million, after-tax). Thus, the net effect on shareholder's equity was zero. In 2004, as a result of the transaction, the Company recorded a premium receivable of $386 million, DAC of $24 million, policy loans of $16 million, and contractholder funds of $379 million. Since the Company received assets in excess of net liabilities from an affiliate under common control, the Company recognized a gain of $47 million ($31 million, after-tax), which was recorded as a non-cash capital contribution.

     The Company has reinsurance contracts with Columbia, a former unconsolidated affiliate of the Company. In November 2004, the Corporation disposed of Columbia pursuant to a stock purchase agreement with Verde Financial Corporation. As of June 1, 2004, the Company converted a modified coinsurance contract with Columbia to a coinsurance contract to assume 100% of fixed annuity business in force as of June 30, 2000 and new business written prior to the disposition of Columbia. In addition, the Company entered into a coinsurance contract with Columbia to assume 100% of traditional life and accident and health business in force as of June 1, 2004. As a result of these transactions, the Company received assets in excess of net liabilities from an affiliate under common control and recognized a gain of $15 million ($10 million, after-tax), which was recorded as a non-cash capital contribution. Both agreements are continuous but may be terminated by the Company in the event of Columbia's non-payment of reinsurance amounts due. As of May 31, 2001, Columbia ceased issuing new contracts. During 2005, 2004 and 2003, the Company assumed $0.2 million, $14 million and $17 million, respectively, in premiums and contract charges from Columbia.

     The Company had a modified coinsurance contract with Allstate Reinsurance, Ltd. ("Allstate Re"), an unconsolidated affiliate of the Company, to cede 50% of certain fixed annuity business issued under a distribution agreement with PNC Bank NA. Under the terms of the contract, a trust was established to provide protection for ceded liabilities. This agreement was terminated in 2004. During 2003, the Company ceded $0.4 million in contract charges to Allstate Re.

     The Company has a contract to assume 100% of all credit insurance written by AIC. This agreement is continuous but may be terminated by either party with 60 days notice. The Company did not assume premiums from AIC in 2005. The Company assumed premiums from AIC in the amount of $0.3 million and $2 million in 2004 and 2003, respectively.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

DEBT

     On August 1, 2005, ALIC entered into an agreement with Kennett Capital, Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett $100 million 5.06% surplus notes due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued. The note due from Kennett is classified as other investments and the related surplus notes are classified as long-term debt in the Consolidated Statements of Financial Position (see Note 13).

     As of December 31, 2005 and 2004, the Company has $32 million and $57 million, respectively, of redeemable preferred stock - Series A issued to The Northbrook Corporation, a wholly owned subsidiary of the Corporation. As of December 31, 2005, the preferred stock was mandatorily redeemable and, as a result, it was classified as debt (see Note 13).

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2005 and 2004. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

6.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                    GROSS UNREALIZED
                                                   AMORTIZED    -------------------------       FAIR
     (IN MILLIONS)                                    COST         GAINS         LOSSES         VALUE
                                                  -----------   -----------   -----------    -----------
     AT DECEMBER 31, 2005
     U.S. government and agencies                 $     2,639   $       850   $        (2)   $     3,487
     Municipal                                          4,291           167           (15)         4,443
     Corporate (1)                                     33,437         1,216          (273)        34,380
     Foreign government                                 1,727           374            (2)         2,099
     Mortgage-backed securities                         5,742            29           (78)         5,693
     Commercial mortgage-backed securities              6,745            50           (63)         6,732
     Asset-backed securities                            5,114            32           (28)         5,118
     Redeemable preferred stock                            22             3             -             25
                                                  -----------   -----------   -----------    -----------
       Total fixed income securities              $    59,717   $     2,721   $      (461)   $    61,977
                                                  ===========   ===========   ===========    ===========
     AT DECEMBER 31, 2004
     U.S. government and agencies                 $     2,535   $       798   $         -    $     3,333
     Municipal                                          3,231           106           (14)         3,323
     Corporate (1)                                     32,320         1,975           (89)        34,206
     Foreign government                                 1,511           333            (1)         1,843
     Mortgage-backed securities                         5,905            84           (15)         5,974
     Commercial mortgage-backed securities              6,074           141           (13)         6,202
     Asset-backed securities                            4,331            46           (31)         4,346
     Redeemable preferred stock                            57             7             -             64
                                                  -----------   -----------   -----------    -----------
       Total fixed income securities              $    55,964   $     3,490   $      (163)   $    59,291
                                                  ===========   ===========   ===========    ===========

     (1) Amortized cost and fair value of Corporate fixed income securities include bank loans which are reflected at amortized cost of $945 million and $1.05 billion at December 31, 2005 and 2004, respectively.

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2005:

                                                 AMORTIZED      FAIR
     (IN MILLIONS)                                 COST         VALUE
                                                ----------   ----------
     Due in one year or less                    $    1,113   $    1,124
     Due after one year through five years          10,921       11,082
     Due after five years through ten years         18,250       18,622
     Due after ten years                            18,577       20,338
                                                ----------   ----------
                                                    48,861       51,166
     Mortgage- and asset-backed securities          10,856       10,811
                                                ----------   ----------
        Total                                   $   59,717   $   61,977
                                                ==========   ==========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

     (IN MILLIONS)                            2005         2004          2003
                                           ----------   ----------    ----------
     Fixed income securities               $    3,377   $    3,072    $    2,875
     Mortgage loans                               469          435           415
     Equity securities                             37           24             8
     Other                                         19         (143)         (121)
                                           ----------   ----------    ----------
       Investment income, before expense        3,902        3,388         3,177
       Investment expense                         195          128            95
                                           ----------   ----------    ----------
         Net investment income             $    3,707   $    3,260    $    3,082
                                           ==========   ==========    ==========

     Net investment income from equity securities includes income from partnership interests of $35 million, $19 million and $7 million for the years ended December 31, 2005, 2004 and 2003, respectively.

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended December 31 are as follows:

     (IN MILLIONS)                                           2005          2004          2003
                                                          ----------    ----------    ----------
     Fixed income securities                              $      (94)   $      (87)   $     (181)
     Equity securities                                             7            11           (10)
     Other investments                                           106            65           107
                                                          ----------    ----------    ----------
       Realized capital gains and losses, pre-tax                 19           (11)          (84)
       Income tax (expense) benefit                               (7)            3            30
                                                          ----------    ----------    ----------
         Realized capital gains and losses, after-tax     $       12    $       (8)   $      (54)
                                                          ==========    ==========    ==========

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

     (IN MILLIONS)                                           2005          2004          2003
                                                          ----------    ----------    ----------
     Investment write-downs                               $      (24)   $      (81)   $     (178)
     Dispositions (1)                                             88           129            64
     Valuation of derivative instruments                        (105)          (66)           12
     Settlement of derivative instruments                         60             7            18
                                                          ----------    ----------    ----------
     Realized capital gains and losses, pre-tax                   19           (11)          (84)
     Income tax (expense) benefit                                 (7)            3            30
                                                          ----------    ----------    ----------
       Realized capital gains and losses, after-tax       $       12    $       (8)   $      (54)
                                                          ==========    ==========    ==========

----------
     (1) Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. The Company may sell securities during the period in which fair value has declined below amortized cost for fixed income securities or cost for equity securities. In certain situations new factors such as negative developments, subsequent credit deterioration, relative value opportunities, market liquidity concerns and portfolio reallocations can subsequently change our previous intent to continue holding a security. The Company recognized losses of $67 million due to a change in intent to hold certain securities during 2005.

     Gross gains of $199 million, $189 million and $173 million and gross losses of $132 million, $157 million and $184 million were realized on sales of fixed income securities during 2005, 2004 and 2003, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                                 GROSS UNREALIZED
(IN MILLIONS)                                                     FAIR       -----------------------    UNREALIZED NET
AT DECEMBER 31, 2005                                              VALUE        GAINS        LOSSES      GAINS (LOSSES)
                                                               ----------    ----------   ----------    --------------
Fixed income securities                                        $   61,977    $    2,721   $     (461)   $        2,260
Equity securities                                                     324             6           (1)                5
Derivative instruments(1)                                              (6)            -           (6)               (6)
                                                                                                        --------------
  Total                                                                                                          2,259

Amount recognized for: (2)
    Premium deficiency reserve                                                                                  (1,343)
    Deferred policy acqusition and sales inducement costs                                                          (12)
                                                                                                        --------------
      Total                                                                                                     (1,355)
  Deferred income taxes                                                                                           (316)
                                                                                                        --------------
Unrealized net capital gains and losses                                                                 $          588
                                                                                                        ==============

                                                                                 GROSS UNREALIZED
(IN MILLIONS)                                                     FAIR       -----------------------    UNREALIZED NET
AT DECEMBER 31, 2004                                              VALUE        GAINS        LOSSES      GAINS (LOSSES)
                                                               ----------    ----------   ----------    --------------
Fixed income securities                                        $   59,291    $    3,490   $     (163)   $        3,327
Equity securities                                                     214             9            -                 9
Derivative instruments                                                (10)            -          (23)              (23)
                                                                                                        --------------
  Total                                                                                                          3,313

Amount recognized for:
    Premium deficiency reserve                                                                                  (1,089)
    Deferred policy acqusition and sales inducement costs                                                         (665)
                                                                                                        --------------
      Total                                                                                                     (1,754)
    Deferred income taxes                                                                                         (546)
                                                                                                        --------------
Unrealized net capital gains and losses                                                                 $        1,013
                                                                                                        ==============

----------
  (1) Included in the fair value of derivative securities is $4 million classified as assets and $2 million classified as liabilities.

  (2) See Note 2, Summary of Significant Accounting Policies for deferred policy acquisition and sales inducement costs and reserve for life- contingent contract benefits.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

(IN MILLIONS)                                                          2005          2004          2003
                                                                    ----------    ----------    ----------
Fixed income securities                                             $   (1,067)   $      150    $       95
Equity securities                                                           (4)            5            12
Derivative instruments                                                      17           (21)           (4)
                                                                    ----------    ----------    ----------
  Total                                                                 (1,054)          134           103

Amounts recognized for:
  Premium deficiency reserve                                              (254)         (157)         (136)
  Deferred policy acquisition and sales inducement costs                   653           (39)           35
                                                                    ----------    ----------    ----------
    Total                                                                  399          (196)         (101)
Deferred income taxes                                                      230            22            (1)
                                                                    ----------    ----------    ----------
  (Decrease) increase in unrealized net capital gains and losses    $     (425)   $      (40)   $        1
                                                                    ==========    ==========    ==========

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than cost for equity securities or amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                                               LESS THAN 12 MONTHS
                                                     ---------------------------------------
($ IN MILLIONS)                                       NUMBER OF       FAIR        UNREALIZED
               AT DECEMBER 31, 2005                     ISSUES        VALUE         LOSSES
                                                     -----------   -----------   -----------
Fixed income securities
  U.S. government and agencies                                13   $        99   $        (2)
  Municipal                                                  160           878           (12)
  Corporate                                                  819         9,936          (193)
  Foreign government                                          21           291            (2)
  Mortgage-backed securities                                 755         3,694           (60)
  Commercial mortgage-backed securities                      321         3,727           (53)
  Asset-backed securities                                    119         1,162           (12)
  Redeemable preferred stock                                   -             -             -
                                                     -----------   -----------   -----------
    Total fixed income securities                          2,208        19,787          (334)

Equity securities                                              2             9            (1)
                                                     -----------   -----------   -----------
  Total fixed income & equity securities                   2,210   $    19,796   $      (335)
                                                     ===========   ===========   ===========
Investment grade fixed income securities                   2,076   $    19,203   $      (314)
Below investment grade fixed income securities               132           584           (20)
                                                     -----------   -----------   -----------
  Total fixed income securities                            2,208   $    19,787   $      (334)
                                                     ===========   ===========   ===========

               AT DECEMBER 31, 2004
Fixed income securities
  U.S. government and agencies                                 7   $        19   $         -
  Municipal                                                  126           525            (8)
  Corporate                                                  328         3,762           (45)
  Foreign government                                           6            63            (1)
  Mortgage-backed securities                                 485         1,960           (14)
  Commercial mortgage-backed securities                       88         1,084            (9)
  Asset-backed securities                                     97         1,011           (12)
  Redeemable preferred stock                                   3             3             -
                                                     -----------   -----------   -----------
    Total fixed income securities                          1,140         8,427           (89)

Equity securities                                              -             -             -
                                                     -----------   -----------   -----------
  Total fixed income & equity securities                   1,140   $     8,427   $       (89)
                                                     ===========   ===========   ===========
Investment grade fixed income securities                   1,078   $     8,159   $       (80)
Below investment grade fixed income securities                62           268            (9)
                                                     -----------   -----------   -----------
  Total fixed income securities                            1,140   $     8,427   $       (89)
                                                     ===========   ===========   ===========

                                                                12 MONTHS OR MORE
                                                     ------------------------------------          TOTAL
($ IN MILLIONS)                                       NUMBER OF       FAIR        UNREALIZED     UNREALIZED
               AT DECEMBER 31, 2005                    ISSUES         VALUE         LOSSES         LOSSES
                                                     -----------   -----------   -----------    -----------
Fixed income securities
  U.S. government and agencies                                 3   $         8   $         -    $        (2)
  Municipal                                                   25            96            (3)           (15)
  Corporate                                                  168         1,962           (80)          (273)
  Foreign government                                           2            20             -             (2)
  Mortgage-backed securities                                 222           587           (18)           (78)
  Commercial mortgage-backed securities                       36           329           (10)           (63)
  Asset-backed securities                                     48           359           (16)           (28)
  Redeemable preferred stock                                   -             -             -              -
                                                     -----------   -----------   -----------    -----------
    Total fixed income securities                            504         3,361          (127)          (461)

Equity securities                                              -             -             -             (1)
                                                     -----------   -----------   -----------    -----------
  Total fixed income & equity securities                     504   $     3,361   $      (127)   $      (462)
                                                     ===========   ===========   ===========    ===========
Investment grade fixed income securities                     488   $     3,227   $      (112)   $      (426)
Below investment grade fixed income securities                16           134           (15)           (35)
                                                     -----------   -----------   -----------    -----------
  Total fixed income securities                              504   $     3,361   $      (127)   $      (461)
                                                     ===========   ===========   ===========    ===========

               AT DECEMBER 31, 2004
Fixed income securities
  U.S. government and agencies                                 1   $         3   $         -    $         -
  Municipal                                                   15           130            (6)           (14)
  Corporate                                                   98         1,251           (44)           (89)
  Foreign government                                           -             -             -             (1)
  Mortgage-backed securities                                  25            32            (1)           (15)
  Commercial mortgage-backed securities                       15           197            (4)           (13)
  Asset-backed securities                                     25           274           (19)           (31)
  Redeemable preferred stock                                   -             -             -              -
                                                     -----------   -----------   -----------    -----------
    Total fixed income securities                            179         1,887           (74)          (163)

Equity securities                                              -             -             -              -
                                                     -----------   -----------   -----------    -----------
  Total fixed income & equity securities                     179   $     1,887   $       (74)   $      (163)
                                                     ===========   ===========   ===========    ===========
Investment grade fixed income securities                     155   $     1,635   $       (51)   $      (131)
Below investment grade fixed income securities                24           252           (23)           (32)
                                                     -----------   -----------   -----------    -----------
  Total fixed income securities                              179   $     1,887   $       (74)   $      (163)
                                                     ===========   ===========   ===========    ===========

     As of December 31, 2005, $444 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, the degree of which suggests that these securities do not pose a high risk of being other than temporarily impaired. Of the $444 million, $416 million related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     As of December 31, 2005, the remaining $18 million of unrealized losses related to securities in unrealized loss positions greater than or equal to 20% of cost or amortized cost. Of the $18 million, $10 million related to investment grade fixed income securities, $8 million related to below investment grade fixed income securities. There were no equity securities with unrealized losses greater than or equal to 20% of cost or amortized cost. Of these amounts, $7 million of the below investment grade fixed income securities had been in an unrealized loss position for a period of twelve months or more as of December 31, 2005. Additionally, $8 million of unrealized losses from below investment grade securities were airline industry issues for which values were depressed due to company or issue specific conditions and economic issues, including fuel costs. The $8 million of unrealized losses includes $1 million of corporate fixed income securities and $7 million of asset-backed securities. The Company expects eventual recovery of these securities. Every security was included in our portfolio monitoring process.

     As of December 31, 2005, the securities comprising the $18 million of unrealized losses were evaluated based on factors such as the financial condition and near-term and long-term prospects of the issuer and were determined to have adequate resources to fulfill contractual obligations, such as recent financings or bank loans, cash flows from operations, collateral or the position of a subsidiary with respect to its parent's bankruptcy.

     As of December 31, 2005, the Company had the intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover.

     As of December 31, 2005 and 2004, the carrying value for cost method investments was $213 million and $130 million, respectively, which primarily included limited partnership interests in fund investments. Each cost method investment was evaluated utilizing certain criteria such as a measurement of the Company's percentage share of the investee's equity relative to the carrying value and certain financial trends to determine if an event or change in circumstance occurred that could indicate an other-than-temporary impairment existed. Investments meeting any one of these criteria were further evaluated and, if it was determined that an other-than-temporary impairment existed, the investment was written down to the estimated fair value. The estimated fair value was generally based on the fair value of the underlying investments in the limited partnership funds. It is not practicable to estimate the fair value of each cost method investment in accordance with paragraphs 14 and 15 of SFAS 107, "Disclosures about Fair Value of Financial Instruments" because the investments are private in nature and do not trade frequently. In addition, the information that would be utilized to estimate fair value is not readily available. In 2005 and 2004, the Company had write-downs of $0.1 million and $2 million, respectively, related to cost method investments that were other-than-temporarily impaired.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The net carrying value of impaired loans at December 31, 2005 and 2004 was $3 million and $22 million, respectively. No valuation allowances were held at December 31, 2005 and 2004 because the fair value of the collateral was greater than the recorded investment in the loans.

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise the cash basis is used. The Company recognized interest income on impaired loans of $0.2 million, $2 million and $2 million during 2005, 2004 and 2003, respectively. The average balance of impaired loans was $6 million, $29 million and $23 million during 2005, 2004 and 2003, respectively.

     No valuation allowances were charged to operations in 2005. Valuation allowances charged to operations during 2004 and 2003 were $1 million and $3 million, respectively. In 2004 and 2003, $1 million of a balance previously written off was recovered and $3 million of direct write-downs were charged against the allowances, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represents more than 5% of the portfolio at December 31, 2005 and 2004.

     (% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)      2005      2004
                                                       -------   -------
     California                                           22.2%     24.7%
     New Jersey                                            9.6       7.3
     Texas                                                 6.8       7.4
     New York                                              6.5       4.5
     Illinois                                              5.7       7.0

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5% of the portfolio at December 31, 2005 and 2004.

     (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)    2005      2004
                                                          -------   -------
     California                                              16.6%     14.6%
     Illinois                                                 8.5       8.2
     Texas                                                    8.1       8.2
     Pennsylvania                                             6.6       6.5
     New York                                                 5.7       5.3
     New Jersey                                               5.0       5.7
     Georgia                                                  4.5       5.1

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

     (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)    2005       2004
                                                          -------    -------
     Office buildings                                        32.4%      30.8%
     Warehouse                                               23.2       24.8
     Retail                                                  22.6       25.2
     Apartment complex                                       18.4       15.7
     Industrial                                               1.2        1.3
     Other                                                    2.2        2.2
                                                           ------     ------
                                                            100.0%     100.0%
                                                           ======     ======

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2005 for loans that were not in foreclosure are as follows:

                                            NUMBER      CARRYING
     ($ IN MILLIONS)                       OF LOANS      VALUE       PERCENT
                                          ----------   ----------   ----------
     2006                                         57   $      419          5.2%
     2007                                         78          631          7.8
     2008                                         94          756          9.3
     2009                                        126        1,125         13.9
     2010                                        121        1,281         15.8
     Thereafter                                  488        3,896         48.0
                                          ----------   ----------   ----------
     Total                                       964   $    8,108        100.0%
                                          ==========   ==========   ==========

     In 2005, $329 million of commercial mortgage loans were contractually due. Of these, 77% were paid as due, 22% were refinanced at prevailing market terms and 1% were extended for one year or less. None were foreclosed or in the process of foreclosure, and none were in the process of refinancing or restructuring discussions.

CONCENTRATION OF CREDIT RISK

     The Company is not exposed to any credit concentration of risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity other than certain U.S. government and government agencies.

SECURITIES LOANED AND SECURITY REPURCHASE

     The Company participates in securities lending programs with third parties, mostly large brokerage firms. At December 31, 2005 and 2004, fixed income securities with a carrying value of $1.81 billion and $1.67 billion, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $5 million, $4 million and $4 million, for the years ended December 31, 2005, 2004 and 2003, respectively.

     The Company participates in programs to sell securities under agreements to repurchase, primarily including a mortgage dollar roll program. At December 31, 2005 and 2004, the Company had $87 million and $721 million, respectively, of securities that were subject to repurchase agreements. For repurchase agreements, an offsetting liability is recorded in other liabilities and accrued expenses to account for the Company's obligation to return these funds. Interest income recorded as a result of the program was $9 million, $23 million, and $13 million for the years ended December 31, 2005, 2004 and 2003, respectively.

OTHER INVESTMENT INFORMATION

     Included in fixed income securities are below investment grade assets totaling $3.13 billion and $3.72 billion at December 31, 2005 and 2004, respectively.

     At December 31, 2005, fixed income securities with a carrying value of $63 million were on deposit with regulatory authorities as required by law.

     At December 31, 2005, the carrying value of investments that were non-income producing, excluding equity securities, was $11 million of fixed income securities.

7.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including DAC and DSI and reinsurance recoverables, net) and liabilities (including reserve for life-contingent contract benefits, contractholder funds pertaining to interest-sensitive life contracts and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

                                                            2005                         2004
                                                  -------------------------   --------------------------
     (IN MILLIONS)                                  CARRYING       FAIR        CARRYING         FAIR
                                                     VALUE         VALUE         VALUE          VALUE
                                                  -----------   -----------   -----------    -----------
     Fixed income securities                      $    61,977   $    61,977   $    59,291    $    59,291
     Mortgage loans                                     8,108         8,290         7,318          7,635
     Equity securities                                     67            67            42             42
     Short-term investments                               927           927         1,440          1,440
     Policy loans                                         729           729           722            722
     Separate Accounts                                 15,235        15,235        14,377         14,377

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models, which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs, or independent third party pricing sources. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. At December 31, 2005 and 2004, equity securities in the table above exclude $257 million and $172 million, respectively, of limited partnership interests, which are accounted for based on the cost method or equity method of accounting (see Notes 2 and 6). The remaining equity securities reflect common and preferred stocks, which are valued based principally on quoted market prices. Short-term investments are highly liquid investments with maturities of one year or less whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate accounts assets are carried in the Consolidated Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

                                                                   2005                   2004
                                                            -------------------   -------------------
                                                            CARRYING     FAIR     CARRYING     FAIR
     (IN MILLIONS)                                            VALUE      VALUE      VALUE      VALUE
                                                            --------   --------   --------   --------
     Contractholder funds on investment contracts           $ 50,253   $ 48,269   $ 46,384   $ 44,601
     Long-term debt                                              181        181        104        104
     Liability for collateral and repurchase agreements        2,231      2,231      2,928      2,928
     Separate Accounts                                        15,235     15,235     14,377     14,377

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies, funding agreements and GICs are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at fair value in the consolidated financial statements.

     The carrying value of long-term debt is deemed to approximate fair value. Liability for collateral and repurchase agreements is valued at carrying value due to its short-term nature. Separate accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivatives for risk reduction and asset replication. In addition, the Company has derivatives embedded in financial instruments, which are required to be separated and accounted for as derivative instruments. With the exception of embedded derivatives which are required to be separated, all of the Company's derivatives are evaluated for their on-going effectiveness as either accounting or non-hedge derivative financial instruments on at least a quarterly basis (see Note 2). The Company does not use derivatives for trading purposes. Non-hedge accounting is used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements prescribed in SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") to permit the application of SFAS 133's hedge accounting model. The principal benefit of a "portfolio" level strategy is in its cost savings through its ability to use fewer derivatives with larger notional amounts while hedging on a macro basis.

     Asset-liability management is a risk management strategy that is employed to align the respective interest-rate sensitivities of assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps and floors are acquired to change the interest rate characteristics of existing assets and liabilities to ensure a properly matched relationship is maintained and to reduce exposure to rising or falling interest rates. The Company uses financial futures for macro-hedging related primarily to anticipated asset and liability purchases and financial futures and options for hedging the Company's equity exposure contained in equity indexed and variable annuity product contracts that offer equity returns to contractholders. In addition, the Company also uses interest rate swaps to hedge interest rate risk inherent in funding agreements and foreign currency swaps primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements.

     Asset replication refers to the "synthetic" creation of an asset through the use of a credit derivative and a high quality cash instrument to replicate fixed income securities that are either unavailable in the cash bond market or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

     The Company has derivatives that are embedded in non-derivative "host" contracts. The Company's primary embedded derivatives are conversion options in fixed income investments, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock and equity options in annuity product contracts, which provide equity returns to contractholders. In addition, the Company owns certain equity-indexed notes containing equity call options, which provide a coupon payout based upon one or more indices.

In the tables that follow:

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. For exchange traded derivative contracts, the fair value is based on dealer or exchange quotes. The exchange requires margin deposits as well as daily cash settlements of margin. As of December 31, 2005, the Company pledged $22 million of securities in the form of margin deposits. The fair value of non-exchange traded derivative contracts, including embedded derivative financial instruments subject to bifurcation, is based on either independent third party pricing sources, including broker quotes, or widely accepted pricing and valuation models which use independent third party data as inputs.

     Carrying value amounts include the fair value of the derivatives, including the embedded derivatives, and exclude the accrued periodic settlements which are short-term in nature and are reported in accrued investment income or other invested assets. The carrying value amounts for freestanding derivatives have been further adjusted for the effects, if any, of legally enforceable master netting agreements.

     The net impact to pretax income includes the settlements for derivatives, including the accrued periodic settlements, as well as changes in the fair value of freestanding and embedded derivatives. For those derivatives that qualify for fair value hedge accounting, it also includes the changes in the fair value of the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses amortized from accumulated other comprehensive income are included. For embedded derivatives in convertibles and equity-indexed notes subject to bifurcation, accretion income related to the host instrument has also been included.

     The following table categorizes the accounting hedge (fair value and cash flow) and non-hedge strategies employed by the Company. The notional amount, the fair value of the hedge and the impact on pretax income have been provided to illustrate the relative volume, the Company's exposure and the level of mark-to-market activity, respectively, for the derivative programs as of December 31.

                                                      2005                                          2004
                                   ------------------------------------------    -------------------------------------------
                                                        FAIR VALUE                                  FAIR VALUE
                                              -------------------------------               --------------------------------
                                                FAIR       CASH                               FAIR        CASH
                                   NOTIONAL     VALUE      FLOW         NON-     NOTIONAL     VALUE       FLOW         NON-
($ in millions)                     AMOUNT      HEDGE      HEDGE       HEDGE      AMOUNT      HEDGE      HEDGE        HEDGE
                                   --------   --------   --------    --------    --------   --------    --------    --------
RISK REDUCTION
 Interest rate exposure            $ 22,304   $     12   $      -    $     82    $ 18,481   $   (215)   $      -    $     79
 Macro hedging                        3,319          -          -           1       5,437          -           -          (1)
 Hedging of equity exposure in
  annuity contracts                   4,523          -          -          66       2,417          -           -          57
 Hedging interest rate and
  foreign currency risk inherent
  in funding agreements               2,501        327          -           -       4,434        612           -           -
 Other                                  642          3         (6)         (1)        470         14         (23)          1

ASSET REPLICATION                       432          -          -           -         240          -           -           -

EMBEDDED DERIVATIVES
 Convertibles                           453          -          -         159         466          -           -         157
 Equity indexed notes                   325          -          -         133         150          -           -          52
 Annuity contracts                    4,494                              (113)      2,590                               (104)
                                   --------   --------   --------    --------    --------   --------    --------    --------

TOTAL                              $ 38,993   $    342   $     (6)   $    327    $ 34,685   $    411    $    (23)   $    241
                                   ========   ========   ========    ========    ========   ========    ========    ========

                                        IMPACT TO PRETAX INCOME
                                   --------------------------------
($ in millions)                      2005        2004        2003
                                   --------    --------    --------
RISK REDUCTION
 Interest rate exposure            $   (161)   $   (241)   $   (196)
 Macro hedging                           (9)        (32)         10
 Hedging of equity exposure in
  annuity contracts                      20          53          90
 Hedging interest rate and
  foreign currency risk inherent
  in funding agreements                  (9)         48         (16)
 Other                                  (10)         (8)         (9)

ASSET REPLICATION                         2           1           -

EMBEDDED DERIVATIVES
 Convertibles                            27          14          31
 Equity indexed notes                    19           -           -
 Annuity contracts                       (8)         13         (82)
                                   --------    --------    --------

TOTAL                              $   (129)   $   (152)   $   (172)
                                   ========    ========    ========

     Derivative instruments are recorded at fair value and presented in the Consolidated Statements of Financial Position as of December 31, as follows:

                                                           CARRYING VALUE
                                                   ASSETS              (LIABILITIES)
  (IN MILLIONS)                                2005       2004       2005        2004
                                             --------   --------   --------    --------
  Fixed income securities                    $    292   $    209  $       -    $      -
  Other investments                               522        622          -           -
  Other assets                                      3         14          -           -
  Contractholder funds                              -          -       (113)       (105)
  Other liabilities and accrued expenses            -          -        (41)       (111)
                                             --------   --------   --------    --------
     Total                                   $    817   $    845   $   (154)   $   (216)
                                             ========   ========   ========    ========

     For cash flow hedges, unrealized net pre-tax losses included in accumulated other comprehensive income were $(6) million and $(23) million at December 31, 2005 and 2004, respectively. The net pre-tax changes in accumulated other comprehensive income due to cash flow hedges resulted from changes in fair value of $17 million, $(18) million, and $(5) million in 2005, 2004 and 2003, respectively, and the amortization of gains to income of $3 million in 2004 and $(1) million in 2003.

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2005.

                                                                                              CARRYING         CARRYING
                                                              NOTIONAL         FAIR             VALUE            VALUE
(IN MILLIONS)                                                  AMOUNT          VALUE           ASSETS        (LIABILITIES)
                                                           -------------   -------------    -------------    -------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                              $      11,512   $          43    $          49    $          (6)
Financial futures contracts                                        4,188               1                1                -
Interest rate cap and floor agreements                            10,792              51               49                2
                                                           -------------   -------------    -------------    -------------
Total interest rate contracts                                     26,492              95               99               (4)

EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                           3,948              66              101              (35)

FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                                   2,765             321              323               (2)
Foreign currency futures contracts                                    31               -                -                -
                                                           -------------   -------------    -------------    -------------
Total foreign currency contracts                                   2,796             321              323               (2)

CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION                      432               -                -                -

EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Guaranteed accumulation benefit                                    1,208               2                -                2
Guaranteed withdrawal benefit                                        532               -                -                -
Conversion options in fixed income securities                        453             159              159                -
Equity indexed call options in fixed income securities               325             133              133                -
Equity-indexed and forward starting options in life and
  annuity product contracts                                        2,650            (120)               -             (120)
Other embedded derivative financial instruments                      132               4               (1)               5
                                                           -------------   -------------    -------------    -------------
Total embedded derivative financial instruments                    5,300             178              291             (113)

OTHER DERIVATIVE FINANCIAL INSTRUMENTS                                25               3                3                -
                                                           -------------   -------------    -------------    -------------
TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                     $      38,993   $         663    $         817    $        (154)
                                                           =============   =============    =============    =============

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2004:

                                                                                              CARRYING         CARRYING
                                                              NOTIONAL         FAIR             VALUE            VALUE
(IN MILLIONS)                                                  AMOUNT          VALUE            ASSETS       (LIABILITIES)
                                                           -------------   -------------    -------------    -------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                              $      16,531   $        (124)   $         (49)   $         (75)
Financial futures contracts                                        6,002              (1)               1               (2)
Interest rate cap and floor agreements                             4,850              43               31               12
                                                           -------------   -------------    -------------    -------------
Total interest rate contracts                                     27,383             (82)             (17)             (65)

EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                           1,968              58               92              (34)

FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                                   1,704             535              547              (12)
Foreign currency futures contracts                                    21               -                -                -
                                                           -------------   -------------    -------------    -------------
Total foreign currency contracts                                   1,725             535              547              (12)

CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION                      240               -                -                -

EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Guaranteed accumulation benefit                                      623               1                -                1
Conversion options in fixed income securities                        466             157              157                -
Equity indexed call options in fixed income securities               150              52               52                -
Equity indexed and forward starting options in life and
 annuity product contracts                                         1,953            (106)               -             (106)
Other embedded derivative financial instruments                       42              (1)              (1)               -
                                                           -------------   -------------    -------------    -------------
Total embedded derivative financial instruments                    3,234             103              208             (105)

OTHER DERIVATIVE FINANCIAL INSTRUMENTS                               135              15               15                -
                                                           -------------   -------------    -------------    -------------
TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                     $      34,685   $         629    $         845    $        (216)
                                                           =============   =============    =============    =============

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The Company uses master netting agreements for over-the-counter derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor and credit default swap agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2005, counterparties pledged $352 million in cash to the Company and the Company did not have any collateral pledged to counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any associated potential credit risk.

     Credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of freestanding derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31, as it relates to interest rate swap, currency swap, interest rate cap, interest rate floor and credit default swap agreements.

($ IN MILLIONS)                          2005                                                     2004
                 -----------------------------------------------------   ---------------------------------------------------------
                  NUMBER OF                                  EXPOSURE,      NUMBER OF                                  EXPOSURE,
                   COUNTER-      NOTIONAL      CREDIT          NET OF        COUNTER-      NOTIONAL      CREDIT         NET OF
RATING (1)         PARTIES        AMOUNT     EXPOSURE(2)   COLLATERAL(2)     PARTIES        AMOUNT     EXPOSURE(2)   COLLATERAL(2)
---------------  -----------   -----------   -----------   -------------   -----------   -----------   -----------   -------------
      AAA                  1   $       484   $        10   $          10             2   $     1,984   $         -   $           -
       AA                  5         6,171           123              25             2         2,228           183              13
      AA-                  3         3,484            14              14             4         5,825             8               8
       A+                  6        15,337           273              23             5         9,538           322              17
       A                   1            30             -               -             2         3,806            12               2
                 -----------   -----------   -----------   -------------   -----------   -----------   -----------   -------------
     Total                16   $    25,506   $       420   $          72            15   $    23,381   $       525   $          40
                 ===========   ===========   ===========   =============   ===========   ===========   ===========   =============

----------
(1)  Rating is the lower of S&P's or Moody's ratings.
(2) For each counterparty, only over-the-counter derivatives with a net positive fair value are included.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit the risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

                                                          2005                        2004
                                                -------------------------   -------------------------
                                                CONTRACTUAL       FAIR      CONTRACTUAL      FAIR
(IN MILLIONS)                                      AMOUNT        VALUE         AMOUNT        VALUE
                                                -----------   -----------   -----------   -----------
Commitments to invest                           $       569   $         -   $       363   $         -
Private placement commitments                           205             -            39             -
Commitments to extend mortgage loans                    407             4            85             1
Credit guarantees                                       212             -           146             -

     Except for credit guarantees, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     Credit guarantees represent conditional commitments included in certain fixed income securities owned by the Company, and exclude those credit guarantees reported as derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". These commitments provide for obligations to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of credit events for the referenced entities. The Company enters into these transactions in order to achieve higher yields than direct investment in referenced entities. The fees for assuming the conditional commitments are reflected in the interest receipts reported in net investment income over the lives of the contracts. The fair value of the credit guarantees are estimates of the conditional commitments only and are calculated using quoted market prices or valuation models, which incorporate external market data. In the event of bankruptcy or other default of the referenced entities, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is the amount of the aggregate initial investment, which totaled approximately $212 million at December 31, 2005. The Company includes the impact of credit guarantees in its analysis of credit risk, and the referenced credits were current to their contractual terms at December 31, 2005.

8.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

     (IN MILLIONS)                                                            2005        2004
                                                                           ----------  ----------
     Immediate annuities:
     Structured settlement annuities                                       $    6,813  $    6,392
     Other immediate annuities                                                  2,414       2,407
     Traditional Life                                                           2,094       1,961
     Other                                                                        560         443
                                                                           ----------  ----------
     Total reserve for life-contingent contract benefits                   $   11,881  $   11,203
                                                                           ==========  ==========

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

                                                                           INTEREST                  ESTIMATION
           PRODUCT                            MORTALITY                      RATE                      METHOD
 Structured settlement annuities    U.S. population with projected       Interest rate            Present value of
                                    calendar year improvements;          assumptions range        contractually
                                    mortality rates adjusted for         from 4.0% to 11.7%       specified future
                                    each impaired life based on                                   benefits
                                    reduction in life expectancy and
                                    nature of impairment

 Other immediate annuities          1983 group annuity mortality         Interest rate            Present value of
                                    table                                assumptions range        expected future
                                    1983 individual annuity              from 1.9% to 11.5%       benefits based on
                                    mortality table                                               historical experience
                                    1983-a annuity mortality table

 Traditional life                   Actual company experience plus       Interest rate            Net level premium
                                    loading                              assumptions range        reserve method using
                                                                         from 4.0% to 11.3%       the Company's
                                                                                                  withdrawal experience
                                                                                                  rates
  Other:
    Variable annuity guaranteed     90% of 1994 group annuity            7%                       Projected benefit
    minimum death benefits          mortality table with internal                                 ratio applied to
                                    modifications                                                 cumulative assessments

    Accident & health               Actual company experience plus                                Unearned premium;
                                    loading                                                       additional contract
                                                                                                  reserves for
                                                                                                  traditional life

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for certain immediate annuities with life contingencies. A liability of $1.34 billion and $1.09 billion is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2005 and 2004, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

     At December 31, contractholder funds consists of the following:

(IN MILLIONS)                                                                      2005         2004
                                                                               -----------  -----------
Interest-sensitive life                                                        $     7,917  $     7,397
Investment contracts:
Fixed annuities                                                                     37,451       34,590
  Guaranteed investment contracts                                                      198          485
  Funding agreements backing medium-term notes                                      12,454       10,135
  Other investment contacts                                                            170        1,332
                                                                               -----------  -----------
  Total contractholder funds                                                   $    58,190  $    53,939
                                                                               ===========  ===========

     The following table highlights the key contract provisions relating to contractholder funds:

              PRODUCT                          INTEREST RATE                       WITHDRAWAL/SURRENDER CHARGES
Interest-sensitive life              Interest rates credited range           Either a percentage of account balance or dollar
                                     from 2.0% to 6.0%                       amount grading off generally over 20 years

Fixed annuities                      Interest rates credited range           Either a declining or a level percentage charge
                                     from 1.3% to 11.5% for immediate        generally over nine years or less. Additionally,
                                     annuities and 0% to 16% for fixed       approximately 28.7% of fixed annuities are
                                     annuities (which include                subject to market value adjustment for
                                     equity-indexed annuities whose          discretionary withdrawals.
                                     returns are indexed to the S&P
                                     500)

Guaranteed investment contracts      Interest rates credited range           Generally not subject to discretionary withdrawal
                                     from 2.95% to 7.85%

Funding agreements backing           Interest rates credited range           Not applicable
medium-term notes                    from 2.5% to 7.0% (excluding
                                     currency-swapped medium-term
                                     notes)
Other investment contracts:

 Variable guaranteed minimum         Interest rates used in                  Withdrawal and surrender charges are based on
 income benefit and                  establishing reserves range from        the terms of the related interest-sensitive life
 secondary guarantees on             1.75% to 10.3%                          or fixed annuity contract.
 interest-sensitive life and
 fixed annuities

 Other investment contracts          Interest rates credited equaled 4.5%    Not applicable

     Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

     Contractholder funds activity for the years ended December 31 is as follows:

(IN MILLIONS)                                                                      2005         2004
                                                                               -----------  -----------
Balance, beginning of year                                                     $    53,939  $    44,914
 Impact of adoption of SOP 03-1(1)                                                       -          421
 Deposits                                                                           11,410       13,076
 Interest credited                                                                   2,340        1,912
 Benefits                                                                             (972)        (714)
 Surrenders and partial withdrawals                                                 (4,203)      (2,718)
 Maturities of institutional products                                               (3,090)      (2,518)
 Contract charges                                                                     (649)        (593)
 Net transfers to separate accounts                                                   (339)        (412)
 Fair value hedge adjustments for institutional products                              (289)          45
 Other adjustments (2)                                                                  43          526
                                                                               -----------  -----------
Balance, end of year                                                            $   58,190  $    53,939
                                                                               ===========  ===========

----------
(1) The increase in contractholder funds due to the adoption of SOP 03-1 reflects the reclassification of certain products previously included as a component of separate accounts to contractholder funds, the reclassification of DSI from contractholder funds to other assets and the establishment of reserves for certain liabilities that are primarily related to income benefit guarantees provided under variable annuity contracts and secondary guarantees on interest-sensitive life and certain fixed annuity contracts.
(2) In 2004, other adjustments include an increase to contractholder funds of $379 million and $93 million as a result of certain reinsurance assumed transactions with AHL and Columbia, respectively (see Note 5).

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                                         DECEMBER 31,
     ($ IN MILLIONS)                                                                2005            2004
                                                                               --------------  --------------
     IN THE EVENT OF DEATH
       Separate account value                                                  $       14,465  $       13,693
       Net amount at risk (1)                                                  $        1,521  $        1,900
       Average attained age of contractholders                                       65 years        66 years

     AT ANNUITIZATION
       Separate account value                                                  $        3,836  $        3,893
       Net amount at risk (2)                                                  $           45  $           72
       Weighted average waiting period until annuitization options available          6 years         7 years

     FOR CUMULATIVE PERIODIC WITHDRAWALS
       Separate account value                                                  $          508  $            -
       Net amount at risk (3)                                                  $            -  $            -

     ACCUMULATION AT SPECIFIED DATES
       Separate account value                                                  $        1,175  $          582
       Net amount at risk (4)                                                  $            -  $            -
       Weighted average waiting period until guarantee date                          11 years        11 years

     (1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
     (2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
     (3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.
     (4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     The following table summarizes the liabilities for guarantees:

                                             LIABILITY FOR
                                               GUARANTEES                             LIABILITY FOR
                                           RELATED TO DEATH        LIABILITY FOR        GUARANTEES
                                              BENEFITS AND           GUARANTEES         RELATED TO
                                           INTEREST-SENSITIVE    RELATED TO INCOME     ACCUMULATION
     (IN MILLIONS)                            LIFE PRODUCTS           BENEFITS           BENEFITS           TOTAL
                                           ------------------    ------------------   -------------     -------------
     Balance at December 31, 2004          $               95    $               45   $          (1)    $         139
      Less reinsurance recoverables                       (10)                    -               -               (10)
                                           ------------------    ------------------   -------------     --------------
     Net balance at December 31, 2004                      85                    45              (1)              129
     Incurred guaranteed benefits                          50                     6              (1)               55
     Paid guarantee benefits                              (48)                    -               -               (48)
                                           ------------------    ------------------   -------------     --------------
      Net change                                            2                     6              (1)                7
     Net balance at December 31, 2005                      87                    51              (2)              136
      Plus reinsurance recoverables                        10                     -               -                10
                                           ------------------    ------------------   -------------     --------------

     Balance, December 31, 2005 (1)        $               97    $               51   $          (2)    $         146
                                           ==================    ==================   =============     ==============

----------
     (1) Included in the total liability balance are reserves for variable annuity death benefits of $77 million, variable annuity income benefits of $20 million, variable annuity accumulation benefits of $(2) million and other guarantees of $51 million.

     In 2004, incurred guaranteed benefits were $41 million, $6 million and $(1) million related to death benefits and interest-sensitive life products, income benefits and accumulation benefits, respectively. Paid guarantee benefits were $62 million in 2004 related to death benefits and interest-sensitive life products. There were no paid guarantee benefits in 2004 related to income and accumulation benefits.

9.   REINSURANCE

     The Company reinsures certain of its risks to other insurers primarily under yearly renewable term and coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts. The Company ceded specified percentages of the mortality risk on certain life policies, depending upon the issue date and product, to a pool of thirteen unaffiliated reinsurers. Since November 1998, the Company ceded mortality risk on new life contracts that exceeded $2 million per life for individual coverage. For business sold prior to October 1998, the Company ceded mortality risk in excess of specific amounts up to $1 million per life for individual coverage. Also, on certain in-force variable annuity contracts the Company cedes 100% of the mortality and certain other risks related to product features.

     In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. As of December 31, 2005 and 2004, the Company had reinsurance recoverables of $150 million and $169 million, respectively due from subsidiaries of Citigroup and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business (see Note 3).

     As of December 31, 2005, the gross life insurance in force was $444 billion of which $223 billion was ceded to the unaffiliated reinsurers.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN MILLIONS)                                                                2005             2004             2003
                                                                       ---------------   ---------------   -------------
PREMIUMS AND CONTRACT CHARGES
Direct                                                                 $         2,115   $         2,098   $       2,140
Assumed
 Affiliate                                                                          17                14              19
 Non-affiliate                                                                      27                12              90
Ceded--non-affiliate                                                              (606)             (526)           (418)
                                                                       ---------------   ---------------   -------------
  Premiums and contract charges, net of reinsurance                    $         1,553   $         1,598   $       1,831
                                                                       ===============   ===============   =============

     The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

(IN MILLIONS)                                                                2005             2004             2003
                                                                       ---------------   ---------------   -------------
CONTRACT BENEFITS
Direct                                                                 $         1,824   $         1,762   $       1,880
Assumed
 Affiliate                                                                          10                11               4
 Non-affiliate                                                                      21                 4              47
Ceded--non-affiliate                                                              (515)             (418)           (336)
                                                                       ---------------   ---------------   -------------
 Contract benefits, net of reinsurance                                 $         1,340   $         1,359   $       1,595
                                                                       ===============   ===============   =============

      Reinsurance recoverables at December 31 are summarized in the following table.

                                                                 REINSURANCE RECOVERABLE ON
            (IN MILLIONS)                                          PAID AND UNPAID CLAIMS
                                                                 --------------------------
                                                                  2005               2004
                                                                  ----               ----
            Life insurance                                       $ 1,115            $ 1,004
            Long-term care                                           324                238
            Other                                                    260                265
                                                                 -------            -------
            Total                                                $ 1,699            $ 1,507
                                                                 =======            =======

     At December 31, 2005 and 2004, approximately 83% and 80%, respectively, of reinsurance recoverables are due from companies rated A- or better by S&P.

10.  DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Deferred policy acquisition costs for the years ended December 31 are as follows:

(IN MILLIONS)                                                         2005        2004          2003
                                                                   ---------   ----------   -----------
BALANCE, BEGINNING OF YEAR                                         $   3,176   $    3,202   $     2,915
Impact of adoption of SOP-03-1(1)                                          -         (144)            -
Disposition of operation(2)                                                -         (238)            -
Reinsurance(3)                                                             -           40             -
Acquisition costs deferred                                               766          828           732
Amortization charged to income                                          (568)        (534)         (479)
Effect of unrealized gains and losses                                    574           22            34
                                                                   ---------   ----------   -----------
BALANCE, END OF YEAR                                                $  3,948    $   3,176    $    3,202
                                                                   =========   ==========   ===========

----------
(1) In 2004, the impact of adoption of SOP 03-1 includes a write-down in variable annuity DAC of $108 million, the reclassification of DSI from DAC to other assets resulting in a decrease to DAC of $44 million, and an increase to DAC of $8 million for an adjustment to the effect of unrealized capital gains and losses.
(2) In 2004, DAC was reduced by $238 million related to the disposition of substantially all of the Company's direct response distribution business (see Note 3).
(3) In 2004, DAC was increased by $40 million as a result of certain reinsurance transactions with AHL and Columbia (see Note 5).

     Net amortization charged to income includes $126 million, $120 million and $46 million in 2005, 2004 and 2003, respectively, due to realization realized capital gains and losses.

     In 2005 and 2004, DSI and related amortization is classified within the Consolidated Statements of Financial Position and Operations and Comprehensive Income as other assets and interest credited to contractholder funds, respectively. Deferred sales inducement activity for the twelve months ended December 31 was as follows:

     (IN MILLIONS)                                                   2005         2004
                                                                  -----------  ----------
     BALANCE, BEGINNING OF YEAR (1)                               $       134  $       99
     Sales inducements deferred                                            99          55
     Amortization charged to income                                       (74)        (45)
     Effects of unrealized gains and losses                                78          25
                                                                  -----------  ----------
     BALANCE, END OF YEAR                                         $       237  $      134
                                                                  ===========  ==========

----------
     (1) The January 1, 2004 balance includes a $16 million write-down of DSI due to the adoption of SOP 03-1 (see Note 2).

11.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

LEASES

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $1 million, $1 million and $2 million in 2005, 2004 and 2003, respectively.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $212 million at December 31, 2005. The obligations associated with these fixed income securities expire at various times during the next six years.

     Lincoln Benefit Life Company ("LBL"), a wholly owned subsidiary of ALIC, has issued universal life insurance contracts to third parties who finance the premium payments on the universal life insurance contracts through a commercial paper program. LBL has issued a repayment guarantee on the outstanding commercial paper balance that is fully collateralized by the cash surrender value of the universal life insurance contracts. At December 31, 2005, the amount due under the commercial paper program is $57 million and the cash surrender value of the policies is $58 million. The repayment guarantee expires April 30, 2006.

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2005.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. From time to time regulatory authorities seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise and, in some cases, the timing of their resolutions relative to other similar matters involving other companies; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In our experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is not possible at this time to make meaningful estimates of the amount or range of loss that could result from these matters described below in the "Proceedings" subsection. The Company reviews these matters on an on-going basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarter or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below as they are resolved over time is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters include a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws, a class action filed in August 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act, breach of contract and ERISA violations, and a lawsuit filed in October 2004 by the EEOC alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization. AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted breach of contract and ERISA claims and are seeking actual damages including benefits under Allstate employee benefit plans and payments provided in connection with the reorganization, as well as punitive damages. In late March 2004, in the first EEOC lawsuit and class action lawsuit, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also "concluded that, on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order. The case otherwise remains pending. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in April 2005. In these matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. In addition, AIC has been defending certain matters relating to its life agency program reorganization announced in 2000. These matters have been the subject of an investigation by the EEOC with respect to allegations of age discrimination and retaliation and conciliation discussions between AIC and the EEOC. The outcome of these disputes is currently uncertain.

     The Company has resolved through mediation and settlement all but two of its lawsuits brought by plaintiffs challenging trading restrictions the Company adopted in an effort to limit market-timing activity in its variable annuity sub-accounts. In the remaining lawsuits, the plaintiffs seek a variety of remedies including monetary and equitable relief. The Company has been vigorously defending these matters, but their outcome is currently uncertain.

     The Company is currently undergoing periodic market conduct examinations by state insurance regulators. Regulators in the state of New York are focusing, as they have with other insurers, on the Company's compliance with the state's replacement sales and record-keeping processes with regard to life insurance and annuities among other issues. They have alleged that the Company failed to meet the requirements of certain applicable regulations. In relation to this examination, the Company accrued $15 million of additional contractholder benefits in 2005. The ultimate outcome of these examinations including potential New York customer remediation related to replacement sales is currently pending.

OTHER MATTERS

     The Corporation and some of its subsidiaries, including the Company, have received interrogatories and demands for information from regulatory and enforcement authorities relating to various insurance products and practices. The areas of inquiry include variable annuity market timing, late trading and the issuance of funding agreements backing medium-term notes. The Corporation and some of its subsidiaries, including the Company, have also received interrogatories and demands for information from authorities seeking information relevant to on-going investigations into the possible violation of antitrust or insurance laws by unnamed parties and, in particular, seeking information as to whether any person engaged in activities for the purpose of price fixing, market allocation, or bid rigging. The Company believes that these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various authorities into the practices, policies and procedures relating to insurance and financial services products. The Corporation and its subsidiaries have responded and will continue to respond to these inquiries.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of class action lawsuits and other types of proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable.

     One or more of these matters could have an adverse effect on the Company's operating results or cash flows for a particular quarter or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

12.  INCOME TAXES

     ALIC and its eligible domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return. Certain subsidiaries are not eligible to join in the consolidated federal income tax return and file separate tax returns.

     The Internal Revenue Service ("IRS") has completed its review of the Corporation's federal income tax returns through the 2002 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

(IN MILLIONS)                                                                        2005            2004
                                                                               --------------  --------------
DEFERRED ASSETS
Life and annuity reserves                                                      $          925  $          914
Other assets                                                                               70              94
                                                                               --------------  --------------
 Total deferred assets                                                                    995           1,008

DEFERRED LIABILITIES
Deferred policy acquisition costs                                                        (981)           (958)
Unrealized net capital gains                                                             (317)           (546)
Other liabilities                                                                         (37)           (142)
                                                                               --------------  --------------
 Total deferred liabilities                                                            (1,335)         (1,646)
                                                                               --------------  --------------
  Net deferred liability                                                       $         (340) $         (638)
                                                                               ==============  ==============

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the years ended December 31 are as follows:

(IN MILLIONS)                                                             2005         2004         2003
                                                                       ----------   ----------   ---------
Current                                                                $      225   $      236   $      86
Deferred                                                                      (51)         (47)         76
                                                                       ----------   ----------   ---------
Total income tax expense                                               $      174   $      189   $     162
                                                                       ==========   ==========   =========

     The Company paid income taxes of $156 million, $149 million and $161 million in 2005, 2004 and 2003, respectively. The Company had a current income tax payable of $133 million and $63 million at December 31, 2005 and 2004, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                                        2005             2004            2003
                                                                   -------------    -------------    ------------
Statutory federal income tax rate                                           35.0%            35.0%           35.0%
Adjustment to prior year tax liabilities                                    (3.9)            (0.1)            2.4
Dividends received deduction                                                (2.5)            (2.4)           (2.6)
Other                                                                        0.8              2.1             1.1
                                                                   -------------    -------------    ------------
 Effective income tax rate                                                  29.4%            34.6%           35.9%
                                                                   =============    =============    ============

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. Pursuant to the American Jobs Creation Act of 2004 ("the 2004 Act"), the Company can reduce the policyholder surplus account in 2005 and 2006 without incurring any tax liability. This provision was utilized during 2005 to reduce the affected policyholder surplus account by $94 million and the related taxes payable by $33 million. The remaining aggregate balance in this account at December 31, 2005 was $729 thousand, which prior to the 2004 Act would have resulted in federal income taxes payable of $255 thousand if such amounts had been distributed or deemed distributed from the policyholder surplus account. No provision for taxes has ever been made for this item since the Company had no prior intention of incurring such tax liability. The Company expects to utilize the 2004 Act provision in 2006, thereby eliminating this remaining potential tax liability.

13.  CAPITAL STRUCTURE

DEBT OUTSTANDING

 Total debt outstanding at December 31 consisted of the following:

(IN MILLIONS)                                                             2005             2004
                                                                    ---------------  ---------------
Structured investment security VIE obligations due 2007             $            49  $            47
Mandatorily redeemable preferred stock - Series A                                32               57
5.06% Surplus Notes, due 2035                                                   100                -
                                                                    ---------------  ---------------
 Total debt                                                         $           181  $           104
                                                                    ===============  ===============

     Pursuant to the adoption of FIN 46 in 2003, the Company was determined to be the primary beneficiary of a consolidated structured investment security VIE. The Company's Consolidated Statements of Financial Position include $54 million of investments as of December 31, 2005 and 2004, and $49 million and $47 million of long-term debt as of December 31, 2005 and 2004, respectively. The holders of the consolidated long-term debt have no recourse to the equity of the Company as the sole source of payment is the assets of the VIE.

     As of December 31, 2005 and 2004, debt includes $32 million and $57 million, respectively, of mandatorily redeemable preferred stock - Series A ("preferred stock") that was reclassified to long-term debt during 2004 in accordance with the provisions of Statement of Financial Accounting Standards No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity". The reclassification occurred as a result of changes to contractual arrangements between the Company and the holders of the preferred stock resulting in the preferred stock becoming mandatorily redeemable. As of December 31, 2003, the balance of the preferred stock subject to reclassification amounted to $77 million. During 2005 and 2004, $25 million and $20 million, respectively, of this preferred stock was redeemed. All of the mandatorily redeemable preferred stock will be redeemed by January 30, 2007.

     For the redeemable preferred stock--Series A, the Company's Board of Directors declares and pays cash dividends from time to time, but not more frequently than quarterly. The dividends are based on the three-month LIBOR rate. Dividends of $2 million were paid each year during 2005, 2004, and 2003. As a result of the reclassification, dividends, which were previously reported in retained earnings, have been reported in operating costs and expenses since the second quarter of 2004. There were no accrued and unpaid dividends for the redeemable preferred stock - Series A at December 31, 2005.

     On August 1, 2005, ALIC entered into an agreement with Kennett, an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett $100 million 5.06% surplus notes due July 1, 2035 ("surplus notes") issued by ALIC Re, a wholly owned subsidiary of ALIC (see Note 5). In 2005, the Company incurred $2 million of interest expense related to the surplus notes, which is reflected as a component of operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income.

14.  STATUTORY FINANCIAL INFORMATION

     ALIC and its subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

     Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory net income of ALIC and its insurance subsidiaries for 2005, 2004 and 2003 was $294 million, $293 million and $609 million, respectively. Statutory capital and surplus was $3.66 billion as of both December 31, 2005 and 2004.

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. Notification and approval of intercompany lending activities is also required by the Illinois Division of Insurance ("IL DOI") for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

     ALIC paid dividends of $262 million in 2005, which was less than the maximum amount allowed under Illinois insurance law based on 2004 formula amounts. Based on 2005 ALIC statutory capital and surplus, the maximum amount of dividends ALIC will be able to pay without prior IL DOI approval at a given point in time during 2006 is $366 million, less dividends paid during the preceding twelve months measured at that point in time.

15.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. A cash balance formula was added to the Allstate Retirement Plan effective January 1, 2003. All eligible employees hired before August 1, 2002 were provided with a one-time opportunity to choose between the cash balance formula and the final average pay formula. The cash balance formula applies to all eligible employees hired after August 1, 2002. AIC's funding policy for the pension plans is to make annual contributions at a minimum level that is at least in accordance with regulations under the Internal Revenue Code and in accordance with generally accepted actuarial principles. The allocated cost to the Company included in net income for the pension plans in 2005, 2004 and 2003 was $18 million, $17 million and $22 million, respectively.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire ("Postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC has the right to modify or terminate these plans. The allocated cost to the Company included in net income was $6 million, $8 million and $6 million for postretirement benefits other than pension plans in 2005, 2004 and 2003, respectively.

PROFIT SHARING PLANS

     Employees of AIC are eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance. The Company's allocation of profit sharing expense from the Corporation was $10 million, $14 million, and $13 million in 2005, 2004 and 2003, respectively.

16.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                                                         2005                      2004                      2003
                                             --------------------------  -------------------------  ---------------------------
(IN MILLIONS)                                PRETAX    TAX    AFTER-TAX  PRETAX    TAX   AFTER-TAX  PRETAX    TAX     AFTER-TAX
                                             ------   -----   ---------  ------   -----  ---------  ------  -------   ---------
Unrealized holding (losses) gains
  arising during the period, net of related
  offsets                                    $ (724)  $ 254   $    (470) $ (113)  $  40  $     (73) $  (46) $    16   $    (30)
Less: reclassification adjustment               (69)     24         (45)    (51)     18        (33)    (48)      17        (31)
                                             ------   -----   ---------  ------   -----  ---------  ------  -------   --------
UNREALIZED NET CAPITAL (LOSSES) GAINS          (655)    230        (425)    (62)     22        (40)      2       (1)         1
Other comprehensive (loss) income            $ (655)  $ 230   $    (425) $  (62)  $  22  $     (40) $    2  $    (1)  $      1
                                             ======   =====   =========  ======   =====  =========  ======  =======   ========

17.  QUARTERLY RESULTS (UNAUDITED)

                                                 FIRST QUARTER          SECOND QUARTER       THIRD QUARTER         FOURTH QUARTER
                                             ---------------------   -------------------  -------------------   --------------------
                                               2005        2004        2005       2004      2005       2004       2005       2004
                                             ---------   ---------   --------   --------  ---------  ---------  ---------  ---------
(IN MILLIONS)
Revenues                                     $   1,290   $   1,141   $  1,315   $  1,114  $   1,347  $   1,161  $   1,327  $   1,431
Income before cumulative effect of
  change in accounting principle, after-tax         68          91         87         55        159         76        103        134
Net income (loss)                                   68         (84)        87         55        159         76        103        134

                              --------------------------------------------------
                              ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I FINANCIAL STATEMENTS AS OF DECEMBER 31, 2005 AND FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004 AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2005, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2005, the results of operations for the period then ended and the changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 10, 2006

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                  Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                    Funds            Funds            Funds            Funds            Funds            Funds
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                   AIM V. I.        AIM V. I.                                         AIM V. I.        AIM V. I.
                                 Aggressive          Basic          AIM V. I.        AIM V. I.         Capital          Capital
                                   Growth          Balanced        Basic Value       Blue Chip      Appreciation      Development
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value      $    26,951,282  $    54,652,718  $    33,302,071  $    20,821,071  $   116,354,635  $    25,090,655
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                 $    26,951,282  $    54,652,718  $    33,302,071  $    20,821,071  $   116,354,635  $    25,090,655
                               ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units             $    26,934,707  $    54,602,610  $    33,281,655  $    20,806,329  $   116,256,002  $    25,048,330
Contracts in payout
  (annuitization) period                16,575           50,108           20,416           14,742           98,633           42,325
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets             $    26,951,282  $    54,652,718  $    33,302,071  $    20,821,071  $   116,354,635  $    25,090,655
                               ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                     2,152,658        4,972,950        2,692,164        2,944,989        4,714,531        1,559,394
                               ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments            $    28,832,928  $    56,122,234  $    27,279,955  $    23,023,492  $   113,947,568  $    19,069,129
                               ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                       $          7.13  $          8.20  $         11.25  $          6.31  $          6.07  $         11.42
                               ===============  ===============  ===============  ===============  ===============  ===============

  Highest                      $         12.43  $         11.57  $         13.11  $          6.50  $         15.21  $         16.04
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                  Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                    Funds            Funds            Funds            Funds            Funds            Funds
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   AIM V. I.        AIM V. I.        AIM V. I.
                                  AIM V. I.       Demographic      Diversified      Government        AIM V. I.        AIM V. I.
                                 Core Equity        Trends           Income         Securities         Growth         High Yield
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value      $   106,416,724  $     9,995,708  $    26,843,649  $    33,125,435  $    74,628,853  $    15,601,267
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                 $   106,416,724  $     9,995,708  $    26,843,649  $    33,125,435  $    74,628,853  $    15,601,267
                               ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units             $   106,202,804  $     9,995,708  $    26,803,975  $    33,057,377  $    74,508,690  $    15,560,770
Contracts in payout
  (annuitization) period               213,920                -           39,674           68,058          120,163           40,497
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets             $   106,416,724  $     9,995,708  $    26,843,649  $    33,125,435  $    74,628,853  $    15,601,267
                               ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                     4,538,027        1,668,733        3,184,300        2,790,685        4,326,310        2,587,275
                               ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments            $   106,916,724  $    12,826,237  $    29,869,055  $    33,126,416  $    99,144,346  $    16,840,532
                               ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                       $          6.90  $          5.31  $         10.90  $         11.81  $          4.69  $          9.52
                               ===============  ===============  ===============  ===============  ===============  ===============

  Highest                      $         17.59  $         12.57  $         13.44  $         13.88  $         12.83  $         13.69
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                  Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                    Funds            Funds            Funds            Funds            Funds            Funds
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  AIM V. I.        AIM V. I.
                                International       Mid Cap         AIM V. I.        AIM V. I.        AIM V. I.        AIM V. I.
                                   Growth         Core Equity     Money Market    Premier Equity     Technology        Utilities
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value      $    53,895,572  $    30,350,585  $    20,185,712  $   145,942,813  $     5,996,941  $    14,080,774
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                 $    53,895,572  $    30,350,585  $    20,185,712  $   145,942,813  $     5,996,941  $    14,080,774
                               ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units             $    53,865,363  $    30,339,543  $    20,142,507  $   145,771,184  $     5,996,941  $    14,074,252
Contracts in payout
  (annuitization) period                30,209           11,042           43,205          171,629                -            6,522
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets             $    53,895,572  $    30,350,585  $    20,185,712  $   145,942,813  $     5,996,941  $    14,080,774
                               ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                     2,326,093        2,230,021       20,185,712        6,538,656          472,572          789,724
                               ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments            $    42,597,438  $    26,727,558  $    20,185,712  $   168,029,607  $     5,263,857  $    10,850,546
                               ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                       $          9.32  $         11.35  $         10.25  $          6.29  $         11.12  $         14.02
                               ===============  ===============  ===============  ===============  ===============  ===============

  Highest                      $         17.99  $         15.08  $         12.13  $         15.07  $         11.23  $         14.17
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                  Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                    Funds            Funds            Funds            Funds            Funds            Funds
                                  Series II        Series II        Series II        Series II        Series II        Series II
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  AIM V. I.        AIM V. I.                                          AIM V. I.        AIM V. I.
                                 Aggressive          Basic          AIM V. I.        AIM V. I.         Capital          Capital
                                  Growth II       Balanced II    Basic Value II    Blue Chip II    Appreciation II   Development II
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value      $       633,379  $     2,103,010  $    21,967,527  $     1,043,859  $     7,537,878  $       523,102
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                 $       633,379  $     2,103,010  $    21,967,527  $     1,043,859  $     7,537,878  $       523,102
                               ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units             $       633,379  $     2,103,010  $    21,967,527  $     1,043,859  $     7,537,878  $       523,102
Contracts in payout
  (annuitization) period                     -                -                -                -                -                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets             $       633,379  $     2,103,010  $    21,967,527  $     1,043,859  $     7,537,878  $       523,102
                               ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                        51,038          192,583        1,791,805          148,698          308,550           32,858
                               ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments            $       501,107  $     1,798,909  $    18,656,906  $       897,504  $     6,262,174  $       388,954
                               ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                       $         11.19  $         10.10  $         11.11  $          9.67  $         10.39  $         12.30
                               ===============  ===============  ===============  ===============  ===============  ===============

  Highest                      $         11.51  $         10.42  $         14.71  $          9.98  $         13.80  $         12.65
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                 AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                  Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                    Funds            Funds            Funds            Funds            Funds            Funds
                                  Series II        Series II        Series II        Series II        Series II        Series II
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   AIM V. I.        AIM V. I.        AIM V. I.
                                  AIM V. I.       Demographic      Diversified      Government        AIM V. I.        AIM V. I.
                               Core Equity II      Trends II        Income II      Securities II      Growth II      High Yield II
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value      $       477,954  $       302,922  $       731,511  $     2,176,790  $       311,980  $       830,276
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                 $       477,954  $       302,922  $       731,511  $     2,176,790  $       311,980  $       830,276
                               ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units             $       477,954  $       302,922  $       731,511  $     2,176,790  $       311,980  $       830,276
Contracts in payout
  (annuitization) period                     -                -                -                -                -                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets             $       477,954  $       302,922  $       731,511  $     2,176,790  $       311,980  $       830,276
                               ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                        20,487           50,997           87,501          184,318           18,277          138,379
                               ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments            $       400,456  $       239,445  $       774,935  $     2,258,024  $       241,193  $       799,296
                               ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                       $         11.01  $          9.82  $         10.94  $         10.51  $          9.62  $         12.67
                               ===============  ===============  ===============  ===============  ===============  ===============

  Highest                      $         11.33  $         10.10  $         11.29  $         10.85  $          9.90  $         13.03
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                  Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                    Funds            Funds            Funds            Funds            Funds            Funds
                                  Series II        Series II        Series II        Series II        Series II        Series II
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  AIM V. I.        AIM V. I.        AIM V. I.        AIM V. I.
                                International       Mid Cap           Money           Premier         AIM V. I.        AIM V. I.
                                  Growth II     Core Equity II      Market II        Equity II      Technology II    Utilities II
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value      $       972,512  $     7,457,304  $     2,793,891  $     4,641,054  $       132,403  $       550,078
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                 $       972,512  $     7,457,304  $     2,793,891  $     4,641,054  $       132,403  $       550,078
                               ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units             $       972,512  $     7,441,956  $     2,793,891  $     4,641,054  $       132,403  $       550,078
Contracts in payout
  (annuitization) period                     -           15,348                -                -                -                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets             $       972,512  $     7,457,304  $     2,793,891  $     4,641,054  $       132,403  $       550,078
                               ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                        42,283          551,576        2,793,891          209,245           10,491           30,973
                               ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments            $       679,585  $     6,939,266  $     2,793,891  $     4,053,586  $       116,396  $       416,040
                               ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                       $         14.53  $         11.24  $          9.44  $          8.83  $         11.01  $         13.93
                               ===============  ===============  ===============  ===============  ===============  ===============

  Highest                      $         14.95  $         13.04  $          9.87  $         12.76  $         11.14  $         14.06
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                   Alliance         Alliance         Alliance         Alliance         Alliance         Alliance
                                  Bernstein        Bernstein        Bernstein        Bernstein        Bernstein        Bernstein
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                   Product          Product          Product          Product          Product          Product
                                 Series Fund      Series Fund      Series Fund      Series Fund      Series Fund      Series Fund
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   Alliance         Alliance         Alliance         Alliance         Alliance
                                  Alliance         Bernstein        Bernstein        Bernstein        Bernstein        Bernstein
                                  Bernstein        Growth &       International      Large Cap        Small/Mid         Utility
                                   Growth           Income            Value           Growth          Cap Value         Income
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value      $    64,948,868  $   207,805,787  $    15,417,734  $    46,606,549  $    41,918,666  $     3,173,546
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                 $    64,948,868  $   207,805,787  $    15,417,734  $    46,606,549  $    41,918,666  $     3,173,546
                               ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units             $    64,918,132  $   207,768,019  $    15,417,734  $    46,606,549  $    41,918,666  $     3,173,546
Contracts in payout
  (annuitization) period                30,736           37,768                -                -                -                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets             $    64,948,868  $   207,805,787  $    15,417,734  $    46,606,549  $    41,918,666  $     3,173,546
                               ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                     3,223,269        8,430,255          814,891        1,756,087        2,467,255          154,506
                               ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments            $    55,159,954  $   178,529,063  $    14,415,241  $    42,446,388  $    36,528,929  $     3,087,117
                               ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                       $          6.86  $         10.39  $         11.80  $          6.36  $         16.29  $         10.89
                               ===============  ===============  ===============  ===============  ===============  ===============

  Highest                      $         15.55  $         13.96  $         11.90  $         13.96  $         16.88  $         10.98
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                  Alliance         American         American          Dreyfus
                                  Bernstein         Century          Century         Socially                           Dreyfus
                                  Variable         Variable         Variable        Responsible                        Variable
                                   Product        Portfolios       Portfolios         Growth        Dreyfus Stock     Investment
                                 Series Fund          Inc              Inc          Fund, Inc.       Index Fund          Fund
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                    American          Dreyfus
                                  Alliance         American          Century         Socially
                                  Bernstein         Century            VP           Responsible     Dreyfus Stock    VIF Growth &
                                    Value         VP Balanced     International     Growth Fund      Index Fund         Income
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value      $     1,448,710  $        52,952  $        25,902  $       255,576  $     1,717,335  $       327,612
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                 $     1,448,710  $        52,952  $        25,902  $       255,576  $     1,717,335  $       327,612
                               ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units             $     1,448,710  $        52,952  $        25,902  $       255,576  $     1,717,335  $       327,612
Contracts in payout
  (annuitization) period                     -                -                -                -                -                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets             $     1,448,710  $        52,952  $        25,902  $       255,576  $     1,717,335  $       327,612
                               ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       112,828            7,060            3,147            9,800           53,970           15,014
                               ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments            $     1,398,869  $        51,880  $        34,633  $       277,421  $     1,562,023  $       313,005
                               ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                       $         10.66  $         14.08  $         13.22  $          5.91  $          8.24  $          8.53
                               ===============  ===============  ===============  ===============  ===============  ===============

  Highest                      $         10.76  $         14.20  $         13.33  $         11.07  $         12.95  $         11.96
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                   Dreyfus          Dreyfus                          Fidelity         Fidelity         Fidelity
                                  Variable         Variable         Federated        Variable         Variable         Variable
                                 Investment       Investment        Insurance        Insurance        Insurance        Insurance
                                    Fund             Fund            Series        Products Fund    Products Fund    Products Fund
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                    Federated
                                     VIF           VIF Small          Prime                              VIP
                                Money Market     Company Stock    Money Fund II   VIP Contrafund    Equity-Income     VIP Growth
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value      $       941,210  $        72,748  $     6,334,685  $    16,505,610  $     5,397,161  $     9,442,664
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                 $       941,210  $        72,748  $     6,334,685  $    16,505,610  $     5,397,161  $     9,442,664
                               ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units             $       941,210  $        72,748  $     6,333,959  $    16,427,093  $     5,359,413  $     9,442,664
Contracts in payout
  (annuitization) period                     -                -              726           78,517           37,748                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets             $       941,210  $        72,748  $     6,334,685  $    16,505,610  $     5,397,161  $     9,442,664
                               ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       941,210            3,342        6,334,685          531,924          211,736          280,198
                               ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments            $       941,210  $        52,058  $     6,334,685  $    12,253,790  $     4,843,971  $    11,037,577
                               ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                       $          9.90  $         15.16  $          9.84  $         11.73  $         11.65  $          6.45
                               ===============  ===============  ===============  ===============  ===============  ===============

  Highest                      $         11.75  $         15.96  $         12.37  $         20.69  $         14.36  $         13.70
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                Fidelity            Fidelity
                         Fidelity          Fidelity          Fidelity          Fidelity         Variable            Variable
                         Variable          Variable          Variable          Variable         Insurance          Insurance
                         Insurance        Insurance         Insurance         Insurance       Products Fund      Products Fund
                      Products Fund      Products Fund     Products Fund     Products Fund   (Service Class 2) (Service Class 2)
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account        Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                                                                 VIP Asset
                         VIP High                         VIP Investment                      Manager Growth    VIP Contrafund
                          Income         VIP Index 500    Grade Bond         VIP Overseas   (Service Class 2)  (Service Class 2)
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       3,766,320 $      13,080,398 $       4,900,606 $       3,514,014 $          48,880 $      26,417,436
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

  Total assets       $       3,766,320 $      13,080,398 $       4,900,606 $       3,514,014 $          48,880 $      26,417,436
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       3,766,320 $      13,080,398 $       4,900,606 $       3,514,014 $          48,880 $      26,417,436
Contracts in payout
  (annuitization)
  period                             -                 -                 -                 -                 -                 -
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

  Total net assets   $       3,766,320 $      13,080,398 $       4,900,606 $       3,514,014 $          48,880 $      26,417,436
                     ================= ================= ================= ================= ================= =================

FUND SHARE
  INFORMATION
Number of shares               610,425            92,193           384,060           170,500             3,819           860,783
                     ================= ================= ================= ================= ================= =================

Cost of investments  $       4,109,884 $      12,147,371 $       4,929,721 $       2,860,063 $          46,305 $      24,400,872
                     ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $            9.43 $            8.27 $           13.61 $            9.39 $           10.07 $           11.81
                     ================= ================= ================= ================= ================= =================

  Highest            $           10.56 $            9.56 $           13.96 $           11.91 $           10.19 $           16.71
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                         Fidelity          Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                         Variable          Variable          Variable           Variable         Variable          Variable
                         Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                      Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                     (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                            VIP          VIP Growth &                          VIP High                         VIP Investment
                       Equity-Income        Income          VIP Growth          Income         VIP Index 500      Grade Bond
                     (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       3,533,296 $       6,884,348 $         717,293 $       5,886,685 $       1,797,343 $          24,212
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

  Total assets       $       3,533,296 $       6,884,348 $         717,293 $       5,886,685 $       1,797,343 $          24,212
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       3,533,296 $       6,884,348 $         717,293 $       5,886,685 $       1,797,343 $          24,212
Contracts in payout
  (annuitization)
  period                             -                 -                 -                 -                 -                 -
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

  Total net assets   $       3,533,296 $       6,884,348 $         717,293 $       5,886,685 $       1,797,343 $          24,212
                     ================= ================= ================= ================= ================= =================

FUND SHARE
  INFORMATION
Number of shares               140,377           473,802            21,547           968,205            12,776             1,926
                     ================= ================= ================= ================= ================= =================

Cost of investments  $       2,969,208 $       6,506,669 $         620,788 $       6,155,302 $       1,561,296 $          25,169
                     ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           10.96 $           11.02 $            8.07 $           10.41 $            9.58 $           11.49
                     ================= ================= ================= ================= ================= =================

  Highest            $           13.91 $           11.11 $           11.73 $           13.99 $           12.78 $           11.49
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                         Fidelity          Fidelity          Franklin          Franklin          Franklin          Franklin
                         Variable          Variable          Templeton         Templeton         Templeton         Templeton
                         Insurance         Insurance         Variable          Variable          Variable          Variable
                       Products Fund     Products Fund       Insurance         Insurance         Insurance         Insurance
                     (Service Class 2) (Service Class 2)  Products Trust    Products Trust    Products Trust    Products Trust
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account        Sub-Account      Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                             Franklin           Franklin                           Franklin
                        VIP MidCap       VIP Overseas     Flex Cap Growth  Growth and Income     Franklin           Income
                     (Service Class 2) (Service Class 2)    Securities         Securities       High Income       Securities
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       8,508,482 $          74,461 $       1,456,889 $      85,474,982 $      12,447,276 $     140,499,776
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

  Total assets       $       8,508,482 $          74,461 $       1,456,889 $      85,474,982 $      12,447,276 $     140,499,776
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       8,508,482 $          74,461 $       1,456,889 $      85,263,422 $      12,447,276 $     140,443,711
Contracts in payout
  (annuitization)
  period                             -                 -                 -           211,560                 -            56,065
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

  Total net assets   $       8,508,482 $          74,461 $       1,456,889 $      85,474,982 $      12,447,276 $     140,499,776
                     ================= ================= ================= ================= ================= =================

FUND SHARE
  INFORMATION
Number of shares               245,413             3,643           137,572         5,543,125         1,855,034         9,171,004
                     ================= ================= ================= ================= ================= =================

Cost of investments  $       7,903,774 $          50,595 $       1,371,962 $      77,384,526 $      12,284,736 $     139,910,916
                     ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           12.04 $           11.53 $           11.09 $           14.38 $           10.72 $           11.05
                     ================= ================= ================= ================= ================= =================

  Highest            $           12.14 $           16.77 $           11.18 $           15.03 $           10.93 $           11.30
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                              Franklin         Franklin         Franklin         Franklin         Franklin         Franklin
                              Templeton        Templeton        Templeton        Templeton        Templeton        Templeton
                              Variable         Variable         Variable         Variable         Variable         Variable
                              Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                           Products Trust   Products Trust   Products Trust   Products Trust   Products Trust   Products Trust
                             Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                                                Franklin
                           Franklin Large   Franklin Small     Small-Mid
                             Cap Growth        Cap Value       Cap Growth        Franklin          Mutual       Mutual Shares
                             Securities        Securities      Securities    U. S. Government     Discovery       Securities
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $     30,388,591 $     59,474,646 $      3,825,959 $     15,352,924 $      2,826,435 $    147,673,609
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $     30,388,591 $     59,474,646 $      3,825,959 $     15,352,924 $      2,826,435 $    147,673,609
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $     30,351,178 $     59,429,026 $      3,825,959 $     15,334,927 $      2,826,435 $    147,418,445
Contracts in payout
  (annuitization) period            37,413           45,620                -           17,997                -          255,164
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $     30,388,591 $     59,474,646 $      3,825,959 $     15,352,924 $      2,826,435 $    147,673,609
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                 2,029,966        3,542,266          187,915        1,219,454          151,959        8,127,331
                          ================ ================ ================ ================ ================ ================

Cost of investments       $     29,886,978 $     48,066,364 $      2,633,726 $     15,473,885 $      2,647,805 $    128,153,597
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $          10.35 $          11.30 $           7.27 $          10.14 $          11.32 $          11.71
                          ================ ================ ================ ================ ================ ================

  Highest                 $          10.51 $          19.22 $          19.19 $          10.39 $          11.40 $          19.60
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                  Franklin         Franklin         Franklin        Franklin
                                  Templeton        Templeton        Templeton       Templeton      Goldman Sachs    Goldman Sachs
                                  Variable         Variable         Variable         Variable        Variable         Variable
                                  Insurance        Insurance        Insurance       Insurance        Insurance        Insurance
                               Products Trust   Products Trust   Products Trust   Products Trust       Trust            Trust
                                 Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                  Templeton
                                 Developing        Templeton        Templeton       Templeton                         VIT CORE
                                   Markets          Foreign       Global Income       Growth            VIT           Small Cap
                                 Securities       Securities       Securities       Securities     Capital Growth      Equity
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    29,194,282  $   125,225,464  $     4,101,426  $     5,987,855  $        73,695  $    13,903,418
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $    29,194,282  $   125,225,464  $     4,101,426  $     5,987,855  $        73,695  $    13,903,418
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    29,194,282  $   125,202,772  $     4,019,607  $     5,987,855  $        73,695  $    13,903,418
Contracts in payout
  (annuitization) period                    -           22,692           81,819                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $    29,194,282  $   125,225,464  $     4,101,426  $     5,987,855  $        73,695  $    13,903,418
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    2,678,374        8,016,995          289,036          433,588            6,900          998,092
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    22,147,743  $   111,907,926  $     4,016,351  $     5,192,105  $        79,522  $    14,372,231
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         16.79  $         10.44  $         13.56  $         12.23  $          7.26  $         11.27
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         26.29  $         17.41  $         18.14  $         17.23  $         10.81  $         18.80
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                            Goldman Sachs    Goldman Sachs    Goldman Sachs    Goldman Sachs
                              Variable         Variable         Variable          Variable                          Janus
                              Insurance        Insurance        Insurance        Insurance         Janus         Aspen Series
                                Trust            Trust            Trust            Trust        Aspen Series   (Service Shares)
                             Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                                                   VIT
                            VIT CORE U.S.   VIT Growth and    International         VIT             Forty        Foreign Stock
                               Equity           Income           Equity        Mid Cap Value      Portfolio    (Service Shares)
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $      7,517,062 $      4,517,926 $         32,528 $      7,597,170 $         20,663 $         40,125
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $      7,517,062 $      4,517,926 $         32,528 $      7,597,170 $         20,663 $         40,125
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $      7,517,062 $      4,517,926 $         32,528 $      7,597,170 $         20,663 $         40,125
Contracts in payout
  (annuitization) period                 -                -                -                -                -                -
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $      7,517,062 $      4,517,926 $         32,528 $      7,597,170 $         20,663 $         40,125
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                   572,510          377,437            2,699          489,193              747            2,702
                          ================ ================ ================ ================ ================ ================

Cost of investments       $      7,107,047 $      4,426,608 $         34,188 $      7,952,987 $         16,012 $         29,924
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $           8.84 $          10.45 $          12.42 $          11.30 $          12.65 $          16.35
                          ================ ================ ================ ================ ================ ================

  Highest                 $          12.38 $          11.13 $          12.82 $          23.13 $          12.65 $          16.35
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                   Lazard
                                 Retirement      Lord Abbett      Lord Abbett      Lord Abbett      Lord Abbett      Lord Abbett
                                Series, Inc.     Series Fund      Series Fund      Series Fund      Series Fund      Series Fund
                                 Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  Emerging                                          Growth and        Growth           Mid-Cap
                                   Markets        All Value     Bond-Debenture        Income       Opportunities        Value
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $        22,003  $     8,862,018  $    17,926,632  $    23,455,637  $     5,268,023  $    36,498,851
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $        22,003  $     8,862,018  $    17,926,632  $    23,455,637  $     5,268,023  $    36,498,851
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $        22,003  $     8,862,018  $    17,899,936  $    23,435,142  $     5,268,023  $    36,498,851
Contracts in payout
  (annuitization) period                    -                -           26,696           20,495                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $        22,003  $     8,862,018  $    17,926,632  $    23,455,637  $     5,268,023  $    36,498,851
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                        1,170          597,977        1,560,194          896,622          383,687        1,730,624
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $        12,778  $     8,334,738  $    18,794,284  $    23,994,223  $     5,071,808  $    36,574,144
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         31.53  $         11.34  $         10.20  $         10.93  $         11.35  $         11.70
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         31.53  $         11.53  $         10.37  $         11.11  $         11.52  $         11.90
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                MFS Variable     MFS Variable     MFS Variable     MFS Variable     MFS Variable     MFS Variable
                                  Insurance        Insurance        Insurance       Insurance        Insurance        Insurance
                                    Trust            Trust            Trust           Trust            Trust            Trust
                                 Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                MFS Emerging          MFS        MFS Investors       MFS New                         MFS Research
                                   Growth         High Income        Trust          Discovery       MFS Research         Bond
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     2,641,011  $       872,708  $     3,773,803  $     3,548,104  $     1,755,221  $     2,996,697
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $     2,641,011  $       872,708  $     3,773,803  $     3,548,104  $     1,755,221  $     2,996,697
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     2,641,011  $       872,708  $     3,773,803  $     3,548,104  $     1,755,221  $     2,996,697
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $     2,641,011  $       872,708  $     3,773,803  $     3,548,104  $     1,755,221  $     2,996,697
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      138,056           88,420          195,635          226,716          106,960          258,113
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     3,670,438  $       843,022  $     3,395,701  $     3,214,550  $     1,953,582  $     3,006,338
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          5.27  $         11.79  $          8.60  $          8.56  $          7.33  $         13.70
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         13.32  $         12.09  $         10.31  $         17.38  $          9.48  $         14.05
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                 MFS Variable     MFS Variable     MFS Variable     MFS Variable     MFS Variable
                               MFS Variable       Insurance        Insurance        Insurance        Insurance        Insurance
                                 Insurance          Trust            Trust            Trust            Trust            Trust
                                   Trust       (Service Class)  (Service Class)  (Service Class)  (Service Class)  (Service Class)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                MFS Emerging     MFS Investors       MFS New
                                                   Growth            Trust          Discovery      MFS Research     MFS Utilities
                               MFS Utilities   (Service Class)  (Service Class)  (Service Class)  (Service Class)  (Service Class)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       173,426  $       633,989  $       733,227  $     1,074,819  $       439,132  $     1,352,412
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $       173,426  $       633,989  $       733,227  $     1,074,819  $       439,132  $     1,352,412
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       173,426  $       633,989  $       733,227  $     1,074,819  $       439,132  $     1,352,412
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $       173,426  $       633,989  $       733,227  $     1,074,819  $       439,132  $     1,352,412
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                        7,305           33,509           38,209           69,568           26,891           57,403
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $       137,073  $       531,084  $       596,589  $       866,155  $       353,708  $     1,051,662
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         13.57  $          7.96  $          9.34  $          9.03  $          9.11  $         11.04
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         13.80  $         12.64  $         12.26  $         12.55  $         13.06  $         15.14
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                                       Global
                                Aggressive        Dividend                          European          Global          Dividend
                                  Equity           Growth           Equity           Growth          Advantage         Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    35,045,631  $   545,558,656  $   459,942,638  $   134,884,730  $    17,769,443  $   169,963,196
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $    35,045,631  $   545,558,656  $   459,942,638  $   134,884,730  $    17,769,443  $   169,963,196
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    35,000,314  $   540,909,539  $   457,376,848  $   134,219,350  $    17,769,443  $   168,945,949
Contracts in payout
  (annuitization) period               45,317        4,649,117        2,565,790          665,380                -        1,017,247
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $    35,045,631  $   545,558,656  $   459,942,638  $   134,884,730  $    17,769,443  $   169,963,196
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    2,545,071       36,153,655       16,172,385        6,805,486        2,040,120       11,240,952
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    32,874,257  $ 1,437,164,770  $   511,416,908  $   116,070,192  $    18,137,940  $   139,774,688
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          8.13  $         10.39  $          7.85  $          8.71  $          7.47  $         12.19
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         12.71  $         39.12  $        102.61  $         41.01  $          8.88  $         23.85
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                    Limited                            Quality
                                High Yield     Income Builder     Information       Duration       Money Market      Income Plus
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    33,636,251  $    37,100,776  $     2,932,387  $    40,508,495  $   134,038,666  $   219,645,032
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $    33,636,251  $    37,100,776  $     2,932,387  $    40,508,495  $   134,038,666  $   219,645,032
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    33,388,951  $    37,046,102  $     2,932,387  $    40,478,749  $   133,276,321  $   217,086,901
Contracts in payout
  (annuitization) period              247,300           54,674                -           29,746          762,345        2,558,131
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $    33,636,251  $    37,100,776  $     2,932,387  $    40,508,495  $   134,038,666  $   219,645,032
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                   29,505,483        3,036,070          586,477        4,246,173      134,038,666       20,958,495
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    52,540,984  $    33,592,725  $     2,758,338  $    42,334,984  $   134,038,666  $   221,305,569
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          4.60  $         12.37  $          4.62  $         10.73  $          9.93  $         11.64
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         16.97  $         16.79  $         11.74  $         11.91  $         23.42  $         32.95
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                              Morgan Stanley   Morgan Stanley   Morgan Stanley
                           Morgan Stanley   Morgan Stanley   Morgan Stanley      Variable         Variable         Variable
                              Variable         Variable         Variable        Investment       Investment       Investment
                             Investment       Investment       Investment         Series           Series           Series
                               Series           Series           Series      (Class Y Shares) (Class Y Shares) (Class Y Shares)
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                                                                Aggressive        Dividend
                                                                                  Equity           Growth           Equity
                           S&P 500 Index      Strategist       Utilities     (Class Y Shares) (Class Y Shares) (Class Y Shares)
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $     96,740,967 $    271,309,483 $    143,844,150 $     28,565,304 $    135,624,543 $    119,286,717
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $     96,740,967 $    271,309,483 $    143,844,150 $     28,565,304 $    135,624,543 $    119,286,717
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $     96,186,818 $    268,396,237 $    142,049,176 $     28,565,304 $    135,605,042 $    119,281,129
Contracts in payout
  (annuitization) period           554,149        2,913,246        1,794,974                -           19,501            5,588
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $     96,740,967 $    271,309,483 $    143,844,150 $     28,565,304 $    135,624,543 $    119,286,717
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                 8,441,620       16,904,018        8,717,827        2,098,847        8,999,638        4,210,615
                          ================ ================ ================ ================ ================ ================

Cost of investments       $     87,696,229 $    252,328,528 $    137,647,064 $     21,538,353 $    118,489,623 $    102,211,774
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $           8.36 $          10.66 $           8.49 $           7.77 $          10.10 $           7.41
                          ================ ================ ================ ================ ================ ================

  Highest                 $          11.10 $          44.27 $          30.29 $          16.45 $          13.62 $          15.14
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                           Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                              Variable         Variable         Variable         Variable         Variable         Variable
                             Investment       Investment       Investment       Investment       Investment       Investment
                               Series           Series           Series           Series           Series           Series
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                              European          Global           Global
                               Growth         Advantage     Dividend Growth     High Yield     Income Builder    Information
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $     38,367,145 $     10,387,438 $     69,330,669 $     33,289,469 $     43,791,498 $      9,036,163
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $     38,367,145 $     10,387,438 $     69,330,669 $     33,289,469 $     43,791,498 $      9,036,163
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $     38,367,145 $     10,387,438 $     69,330,669 $     33,289,469 $     43,791,498 $      9,036,163
Contracts in payout
  (annuitization) period                 -                -                -                -                -                -
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $     38,367,145 $     10,387,438 $     69,330,669 $     33,289,469 $     43,791,498 $      9,036,163
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                 1,947,571        1,199,473        4,622,045       29,201,289        3,592,412        1,829,183
                          ================ ================ ================ ================ ================ ================

Cost of investments       $     32,184,653 $      9,376,541 $     55,445,974 $     34,864,763 $     37,903,896 $      8,235,190
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $           8.44 $           7.23 $          11.81 $           5.50 $          11.52 $           4.53
                          ================ ================ ================ ================ ================ ================

  Highest                 $          15.07 $          14.68 $          15.38 $          12.97 $          13.43 $          15.10
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                           Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                              Variable         Variable         Variable         Variable         Variable         Variable
                             Investment       Investment       Investment       Investment       Investment       Investment
                               Series           Series           Series           Series           Series           Series
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                              Limited                           Quality
                              Duration       Money Market     Income Plus     S&P 500 Index      Strategist       Utilities
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $    120,269,375 $     94,188,400 $    191,363,374 $    157,007,262 $     94,836,931 $     32,047,422
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $    120,269,375 $     94,188,400 $    191,363,374 $    157,007,262 $     94,836,931 $     32,047,422
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $    120,224,776 $     94,126,502 $    191,134,139 $    156,995,271 $     94,800,633 $     32,034,400
Contracts in payout
  (annuitization) period            44,599           61,898          229,235           11,991           36,298           13,022
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $    120,269,375 $     94,188,400 $    191,363,374 $    157,007,262 $     94,836,931 $     32,047,422
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                12,633,338       94,188,400       18,277,304       13,796,772        5,916,215        1,943,446
                          ================ ================ ================ ================ ================ ================

Cost of investments       $    125,940,455 $     94,188,400 $    192,390,292 $    136,752,360 $     87,192,303 $     30,242,314
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $           9.68 $           9.59 $          10.50 $           8.00 $          10.33 $           7.75
                          ================ ================ ================ ================ ================ ================

  Highest                 $          11.15 $          10.41 $          13.53 $          13.60 $          13.95 $          15.42
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                            Neuberger &      Neuberger &
                               Berman           Berman
                              Advisors         Advisors       Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                             Management       Management        Variable         Variable         Variable         Variable
                               Trust            Trust        Account Funds    Account Funds    Account Funds    Account Funds
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                                              Oppenheimer                       Oppenheimer
                                AMT                            Aggressive      Oppenheimer        Capital        Oppenheimer
                           Mid-Cap Growth    AMT Partners        Growth          Balanced       Appreciation      Core Bond
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $         31,637 $        159,206 $      2,923,431 $     10,497,328 $     13,703,699 $      4,633,913
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $         31,637 $        159,206 $      2,923,431 $     10,497,328 $     13,703,699 $      4,633,913
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $         31,637 $        159,206 $      2,923,431 $     10,462,183 $     13,701,813 $      4,633,913
Contracts in payout
  (annuitization) period                 -                -                -           35,145            1,886                -
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $         31,637 $        159,206 $      2,923,431 $     10,497,328 $     13,703,699 $      4,633,913
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                     1,560            7,436           59,191          614,958          355,755          414,112
                          ================ ================ ================ ================ ================ ================

Cost of investments       $         37,591 $        135,145 $      2,970,405 $      9,504,772 $     13,180,958 $      4,572,262
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $          13.93 $          13.94 $           5.36 $          11.38 $           7.73 $          13.06
                          ================ ================ ================ ================ ================ ================

  Highest                 $          14.38 $          13.94 $          13.24 $          14.31 $          12.37 $          13.40
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Oppenheimer
                                                                                                                   Variable
                            Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer     Account Funds
                              Variable         Variable         Variable         Variable         Variable      (Service Class
                           Account Funds    Account Funds    Account Funds    Account Funds    Account Funds       ("SC"))
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                                                               Oppenheimer
                            Oppenheimer                                         Main Street                      Oppenheimer
                               Global        Oppenheimer      Oppenheimer       Small Cap       Oppenheimer       Aggressive
                             Securities      High Income      Main Street         Growth       Strategic Bond    Growth (SC)
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $     12,029,272 $      1,982,489 $      9,394,310 $      4,521,452 $      7,251,759 $     19,532,381
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $     12,029,272 $      1,982,489 $      9,394,310 $      4,521,452 $      7,251,759 $     19,532,381
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $     12,029,272 $      1,982,489 $      9,394,310 $      4,521,452 $      7,251,759 $     19,532,381
Contracts in payout
  (annuitization) period                 -                -                -                -                -                -
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $     12,029,272 $      1,982,489 $      9,394,310 $      4,521,452 $      7,251,759 $     19,532,381
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                   360,374          234,892          431,129          263,181        1,419,131          399,680
                          ================ ================ ================ ================ ================ ================

Cost of investments       $      9,005,325 $      1,967,913 $      8,588,082 $      3,145,693 $      6,594,165 $     15,734,859
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $          11.56 $          12.05 $           8.61 $          18.58 $          13.27 $          15.61
                          ================ ================ ================ ================ ================ ================

  Highest                 $          18.41 $          12.36 $          12.87 $          19.06 $          14.45 $          16.25
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                            Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                              Variable         Variable         Variable         Variable         Variable         Variable
                           Account Funds    Account Funds    Account Funds    Account Funds    Account Funds    Account Funds
                           (Service Class   (Service Class   (Service Class   (Service Class   (Service Class   (Service Class
                              ("SC"))          ("SC"))          ("SC"))          ("SC"))          ("SC"))          ("SC"))
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                             Oppenheimer
                                               Capital                         Oppenheimer      Oppenheimer      Oppenheimer
                            Oppenheimer      Appreciation     Oppenheimer         Global            High             Main
                           Balanced (SC)         (SC)        Core Bond (SC)  Securities (SC)    Income (SC)      Street (SC)
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $     40,378,765 $     68,185,162 $      6,697,469 $     36,191,671 $     38,254,946 $     87,050,928
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $     40,378,765 $     68,185,162 $      6,697,469 $     36,191,671 $     38,254,946 $     87,050,928
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $     40,344,192 $     68,097,614 $      6,697,469 $     36,161,725 $     38,144,493 $     86,987,273
Contracts in payout
  (annuitization) period            34,573           87,548                -           29,946          110,453           63,655
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $     40,378,765 $     68,185,162 $      6,697,469 $     36,191,671 $     38,254,946 $     87,050,928
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                 2,379,420        1,783,551          600,670        1,091,426        4,559,588        4,024,546
                          ================ ================ ================ ================ ================ ================

Cost of investments       $     37,172,329 $     62,636,721 $      6,685,917 $     27,267,752 $     37,800,860 $     76,158,155
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $          14.02 $          12.92 $          10.07 $          18.19 $          13.52 $          13.67
                          ================ ================ ================ ================ ================ ================

  Highest                 $          14.61 $          13.42 $          10.22 $          18.92 $          14.09 $          14.30
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                            Oppenheimer      Oppenheimer
                              Variable         Variable
                           Account Funds    Account Funds    PIMCO Advisors   PIMCO Advisors   PIMCO Variable   PIMCO Variable
                           (Service Class   (Service Class      Variable         Variable        Insurance        Insurance
                              ("SC"))          ("SC"))      Insurance Trust  Insurance Trust       Trust            Trust
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                            Oppenheimer
                            Main Street      Oppenheimer
                             Small Cap        Strategic                           OpCap
                            Growth (SC)       Bond (SC)      OpCap Balanced     Small Cap       Foreign Bond     Money Market
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $     43,533,544 $    114,446,116 $          9,377 $          1,813 $          2,528 $          8,901
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $     43,533,544 $    114,446,116 $          9,377 $          1,813 $          2,528 $          8,901
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $     43,533,544 $    114,067,865 $          9,377 $          1,813 $          2,528 $          8,901
Contracts in payout
  (annuitization) period                 -          378,251                -                -                -                -
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $     43,533,544 $    114,446,116 $          9,377 $          1,813 $          2,528 $          8,901
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                 2,551,790       22,051,275              883               58              244            8,901
                          ================ ================ ================ ================ ================ ================

Cost of investments       $     35,322,006 $    110,918,264 $          8,827 $          1,622 $          2,472 $          8,901
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $          17.82 $          12.65 $          10.92 $          14.94 $          11.64 $           9.99
                          ================ ================ ================ ================ ================ ================

  Highest                 $          18.80 $          13.22 $          10.92 $          14.94 $          11.64 $           9.99
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                           PIMCO Variable
                             Insurance          Putnam           Putnam           Putnam           Putnam           Putnam
                               Trust        Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                             VT American
                               PIMCO          Government       VT Capital       VT Capital      VT Discovery    VT Diversified
                            Total Return        Income        Appreciation    Opportunities        Growth           Income
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $         10,322 $     56,674,048 $     16,847,059 $      6,431,207 $     17,568,282 $     87,434,856
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $         10,322 $     56,674,048 $     16,847,059 $      6,431,207 $     17,568,282 $     87,434,856
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $         10,322 $     56,090,788 $     16,843,484 $      6,431,207 $     17,557,209 $     87,202,244
Contracts in payout
  (annuitization) period                 -          583,260            3,575                -           11,073          232,612
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $         10,322 $     56,674,048 $     16,847,059 $      6,431,207 $     17,568,282 $     87,434,856
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                     1,008        4,945,379        1,811,512          407,296        3,296,113        9,981,148
                          ================ ================ ================ ================ ================ ================

Cost of investments       $         10,564 $     57,981,640 $     13,412,630 $      5,622,488 $     13,646,789 $     88,206,508
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $          11.56 $           6.84 $           8.45 $          16.04 $           4.87 $          13.01
                          ================ ================ ================ ================ ================ ================

  Highest                 $          11.56 $          13.14 $           9.06 $          16.61 $          13.05 $          14.36
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                               Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                           Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                             VT The George         VT
                                 VT          Putnam Fund      Global Asset          VT         VT Growth and      VT Growth
                           Equity Income      of Boston        Allocation     Global Equity        Income       Opportunities
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $     28,455,812 $    237,197,140 $     39,385,857 $     54,086,274 $    585,599,371 $     23,150,296
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $     28,455,812 $    237,197,140 $     39,385,857 $     54,086,274 $    585,599,371 $     23,150,296
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $     28,186,477 $    236,612,733 $     39,222,738 $     54,014,811 $    584,926,637 $     23,122,635
Contracts in payout
  (annuitization) period           269,335          584,407          163,119           71,463          672,734           27,661
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $     28,455,812 $    237,197,140 $     39,385,857 $     54,086,274 $    585,599,371 $     23,150,296
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                 2,047,181       20,152,688        2,615,263        4,894,685       22,223,885        4,793,022
                          ================ ================ ================ ================ ================ ================

Cost of investments       $     25,055,042 $    211,292,581 $     36,603,824 $     76,103,780 $    529,729,815 $     31,026,934
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $          13.53 $          11.11 $           9.92 $           5.56 $          10.09 $           4.12
                          ================ ================ ================ ================ ================ ================

  Highest                 $          14.03 $          13.33 $          14.23 $           8.89 $          15.48 $          10.58
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                               Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                           Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                                                                                     VT               VT
                                                                                    VT         International    International
                             VT Health                                        International      Growth and          New
                              Sciences      VT High Yield      VT Income          Equity           Income       Opportunities
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $     79,355,426 $     97,236,665 $    208,385,928 $    268,559,509 $     58,280,109 $     35,416,694
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $     79,355,426 $     97,236,665 $    208,385,928 $    268,559,509 $     58,280,109 $     35,416,694
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $     79,322,440 $     97,072,941 $    207,689,696 $    268,279,203 $     58,216,767 $     35,416,694
Contracts in payout
  (annuitization) period            32,986          163,724          696,232          280,306           63,342                -
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $     79,355,426 $     97,236,665 $    208,385,928 $    268,559,509 $     58,280,109 $     35,416,694
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                 5,980,062       12,760,717       16,525,450       16,516,575        3,814,143        2,415,873
                          ================ ================ ================ ================ ================ ================

Cost of investments       $     70,887,086 $     97,914,551 $    207,146,902 $    236,631,876 $     45,431,065 $     31,951,919
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $           9.92 $          11.93 $          10.50 $           8.65 $          11.64 $           5.60
                          ================ ================ ================ ================ ================ ================

  Highest                 $          13.44 $          14.91 $          13.20 $          17.11 $          16.80 $          11.35
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                                       VT OTC &
                                                     VT               VT             VT New                            Emerging
                               VT Investors     Mid Cap Value    Money Market     Opportunities    VT New Value        Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   170,024,211  $    15,894,844  $    99,785,553  $   121,531,241  $   177,050,957  $    30,905,428
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $   170,024,211  $    15,894,844  $    99,785,553  $   121,531,241  $   177,050,957  $    30,905,428
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   169,824,366  $    15,894,844  $    99,177,492  $   121,489,525  $   176,792,218  $    30,879,836
Contracts in payout
  (annuitization) period              199,845                -          608,061           41,716          258,739           25,592
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $   170,024,211  $    15,894,844  $    99,785,553  $   121,531,241  $   177,050,957  $    30,905,428
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                   15,801,507          983,592       99,785,553        6,583,491       10,329,694        4,791,539
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $   191,575,081  $    13,529,354  $    99,785,553  $   179,594,481  $   141,890,594  $    50,841,775
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          6.69  $         15.81  $          9.57  $          4.77  $         10.85  $          2.15
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         15.61  $         16.40  $         11.07  $         16.06  $         17.47  $          5.26
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam            Rydex
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                 VT Utilities
                                                VT Small Cap      Growth and
                                VT Research         Value           Income          VT Vista        VT Voyager        Rydex OTC
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    93,506,328  $   164,487,028  $    48,184,204  $    97,783,452  $   354,384,662  $         3,650
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $    93,506,328  $   164,487,028  $    48,184,204  $    97,783,452  $   354,384,662  $         3,650
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    93,242,494  $   164,339,111  $    48,026,381  $    97,658,288  $   354,180,949  $         3,650
Contracts in payout
  (annuitization) period              263,834          147,917          157,823          125,164          203,713                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $    93,506,328  $   164,487,028  $    48,184,204  $    97,783,452  $   354,384,662  $         3,650
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    7,890,829        7,173,442        3,343,803        7,014,595       12,412,773              251
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    95,632,894  $   109,243,817  $    46,876,121  $   105,947,740  $   470,581,607  $         3,411
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          7.68  $         13.75  $          9.77  $          6.20  $          5.70  $         12.57
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         14.50  $         24.94  $         18.20  $         17.69  $         13.49  $         12.57
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                  Salomon          Salomon
                                 Brothers         Brothers          Scudder          Scudder          Scudder          Scudder
                              Variable Series  Variable Series     Variable         Variable         Variable         Variable
                                Funds Inc.       Funds Inc.        Series I         Series I         Series I         Series I
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                      Global         Growth and
                                  All Cap         Investors          Bond        Capital Growth      Discovery         Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $         6,392  $         8,114  $     1,142,958  $     2,527,077  $     1,899,140  $     1,160,396
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $         6,392  $         8,114  $     1,142,958  $     2,527,077  $     1,899,140  $     1,160,396
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $         6,392  $         8,114  $     1,134,388  $     2,522,162  $     1,899,140  $     1,160,396
Contracts in payout
  (annuitization) period                    -                -            8,570            4,915                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $         6,392  $         8,114  $     1,142,958  $     2,527,077  $     1,899,140  $     1,160,396
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                          368              558          163,513          149,531          126,609          119,382
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $         5,250  $         7,106  $     1,130,794  $     2,497,482  $     1,379,604  $     1,001,911
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.31  $         11.47  $         13.38  $         10.52  $         21.17  $          9.96
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         12.31  $         11.47  $         13.47  $         10.59  $         21.33  $         10.03
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                  Scudder          Scudder          Scudder          Scudder
                                 Variable         Variable         Variable         Variable        STI Classic      STI Classic
                                 Series I         Series I         Series II        Series II     Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                                        STI
                                                                   Small Cap                        STI Capital     International
                               International    Money Market        Growth        Total Return     Appreciation        Equity
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       866,415  $       910,012  $       760,213  $     2,530,713  $    28,571,983  $     4,710,963
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $       866,415  $       910,012  $       760,213  $     2,530,713  $    28,571,983  $     4,710,963
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       863,834  $       910,012  $       760,213  $     2,514,915  $    28,543,069  $     4,710,963
Contracts in payout
  (annuitization) period                2,581                -                -           15,798           28,914                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $       866,415  $       910,012  $       760,213  $     2,530,713  $    28,571,983  $     4,710,963
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       79,854          910,012           56,396          111,240        1,758,276          386,461
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $       778,453  $       910,012  $       655,733  $     2,369,914  $    29,348,420  $     4,291,210
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         11.59  $         11.66  $         11.60  $         10.63  $          7.92  $         10.93
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         11.67  $         11.75  $         11.61  $         10.64  $         21.08  $         16.11
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    The Universal
                                STI Classic      STI Classic      STI Classic      STI Classic      STI Classic     Institutional
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust     Funds, Inc.
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                  STI Large        STI Large                                         Van Kampen
                              STI Investment    Cap Relative       Cap Value           STI         STI Small Cap    UIF Emerging
                                Grade Bond          Value           Equity       Mid-Cap Equity    Value Equity    Markets Equity
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    11,869,922  $     5,271,167  $    27,022,613  $    10,605,933  $    10,667,563  $    54,052,083
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $    11,869,922  $     5,271,167  $    27,022,613  $    10,605,933  $    10,667,563  $    54,052,083
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    11,869,922  $     5,271,167  $    26,952,034  $    10,605,933  $    10,667,563  $    53,913,676
Contracts in payout
  (annuitization) period                    -                -           70,579                -                -          138,407
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $    11,869,922  $     5,271,167  $    27,022,613  $    10,605,933  $    10,667,563  $    54,052,083
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,168,299          426,125        1,848,332          785,043          584,844        3,669,524
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    11,859,269  $     4,379,833  $    25,143,004  $     9,108,420  $     6,974,407  $    34,995,908
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.11  $         10.65  $         10.79  $         10.17  $         16.11  $         12.20
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         14.85  $         13.79  $         19.97  $         19.24  $         25.84  $         20.77
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               The Universal    The Universal    The Universal    The Universal    The Universal    The Universal
                               Institutional    Institutional    Institutional    Institutional    Institutional    Institutional
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                    Van Kampen
                                                                   Van Kampen                          UIF
                              Van Kampen UIF   Van Kampen UIF      UIF Global      Van Kampen      International   Van Kampen UIF
                               Equity Growth    Fixed Income     Value Equity    UIF High Yield       Magnum       Mid Cap Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    67,276,261  $     2,108,252  $        46,722  $         8,090  $    34,680,149  $    41,085,850
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $    67,276,261  $     2,108,252  $        46,722  $         8,090  $    34,680,149  $    41,085,850
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    67,215,017  $     2,108,252  $        46,722  $         8,090  $    34,574,312  $    41,085,850
Contracts in payout
  (annuitization) period               61,244                -                -                -          105,837                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $    67,276,261  $     2,108,252  $        46,722  $         8,090  $    34,680,149  $    41,085,850
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    4,249,922          182,849            3,142            1,190        2,801,304        3,373,223
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    62,153,731  $     2,064,171  $        38,514  $         7,473  $    28,683,394  $    29,246,331
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          7.08  $         11.31  $         11.07  $         12.72  $          9.18  $         13.82
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         13.17  $         13.68  $         13.38  $         12.72  $         13.28  $         16.68
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  The Universal    The Universal    The Universal
                               The Universal    The Universal    The Universal    Institutional    Institutional    Institutional
                               Institutional    Institutional    Institutional     Funds, Inc.      Funds, Inc.      Funds, Inc.
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                   Van Kampen       Van Kampen       Van Kampen
                                Van Kampen       Van Kampen                       UIF Emerging     UIF Emerging    UIF Equity and
                                 UIF U.S.         UIF U.S.        Van Kampen      Markets Debt    Markets Equity       Income
                               Mid Cap Value     Real Estate       UIF Value       (Class II)       (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   138,618,855  $    70,733,118  $       346,679  $    25,553,795  $    21,347,870  $    58,795,881
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $   138,618,855  $    70,733,118  $       346,679  $    25,553,795  $    21,347,870  $    58,795,881
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   138,528,889  $    70,643,980  $       346,679  $    25,550,748  $    21,347,870  $    58,768,363
Contracts in payout
  (annuitization) period               89,966           89,138                -            3,047                -           27,518
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $   138,618,855  $    70,733,118  $       346,679  $    25,553,795  $    21,347,870  $    58,795,881
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    7,393,006        3,064,693           23,925        2,836,159        1,451,249        4,294,805
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $   103,964,275  $    43,769,332  $       293,018  $    24,461,527  $    16,113,959  $    54,353,950
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         11.01  $         18.41  $         11.44  $         13.14  $         23.08  $         11.40
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         17.16  $         29.54  $         14.81  $         16.79  $         23.91  $         13.56
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               The Universal    The Universal    The Universal    The Universal    The Universal    The Universal
                               Institutional    Institutional    Institutional    Institutional    Institutional    Institutional
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                (Class II)       (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                 Van Kampen                      Van Kampen UIF   Van Kampen UIF     Van Kampen
                              Van Kampen UIF     UIF Global     Van Kampen UIF    Small Company    U.S. Mid Cap       UIF U.S.
                               Equity Growth      Franchise     Mid Cap Growth       Growth            Value         Real Estate
                                (Class II)       (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    20,355,081  $    74,280,344  $    35,035,239  $    27,467,554  $    60,801,190  $    87,616,718
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $    20,355,081  $    74,280,344  $    35,035,239  $    27,467,554  $    60,801,190  $    87,616,718
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    20,355,081  $    74,247,870  $    35,035,239  $    27,467,554  $    60,801,190  $    87,568,546
Contracts in payout
  (annuitization) period                    -           32,474                -                -                -           48,172
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $    20,355,081  $    74,280,344  $    35,035,239  $    27,467,554  $    60,801,190  $    87,616,718
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,293,207        4,817,143        2,885,934        1,582,232        3,251,401        3,822,719
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    16,498,732  $    65,874,423  $    27,594,665  $    21,660,618  $    50,366,380  $    67,466,955
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.00  $         12.00  $         17.58  $         17.20  $         12.29  $         19.10
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         14.16  $         15.07  $         18.21  $         17.82  $         16.78  $         22.60
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Van Kampen       Van Kampen
                                Van Kampen       Van Kampen       Van Kampen       Van Kampen          Life             Life
                                   Life             Life             Life             Life          Investment       Investment
                                Investment       Investment       Investment       Investment          Trust            Trust
                                   Trust            Trust            Trust            Trust         (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                  LIT Aggressive
                                                LIT Emerging                           LIT            Growth        LIT Comstock
                               LIT Comstock        Growth       LIT Government    Money Market      (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   113,318,834  $    68,989,574  $     1,637,127  $     2,960,581  $    23,586,897  $   317,127,980
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $   113,318,834  $    68,989,574  $     1,637,127  $     2,960,581  $    23,586,897  $   317,127,980
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   113,127,546  $    68,897,395  $     1,637,127  $     2,960,581  $    23,586,897  $   317,083,831
Contracts in payout
  (annuitization) period              191,288           92,179                -                -                -           44,149
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $   113,318,834  $    68,989,574  $     1,637,127  $     2,960,581  $    23,586,897  $   317,127,980
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    8,277,490        2,463,034          173,793        2,960,581        4,367,944       23,232,819
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    97,775,778  $    83,923,713  $     1,632,175  $     2,960,581  $    19,198,871  $   269,856,396
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.15  $          4.76  $         11.09  $         10.62  $         11.97  $         11.44
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         14.84  $         13.64  $         11.25  $         10.89  $         16.00  $         14.92
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------

                                Van Kampen       Van Kampen       Van Kampen
                                   Life             Life             Life
                                Investment       Investment       Investment
                                   Trust            Trust            Trust
                                (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------

                               LIT Emerging    LIT Growth and         LIT
                                  Growth           Income        Money Market
                                (Class II)       (Class II)       (Class II)
                              ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    68,764,653  $   147,127,980  $    30,361,706
                              ---------------  ---------------  ---------------

  Total assets                $    68,764,653  $   147,127,980  $    30,361,706
                              ===============  ===============  ===============

NET ASSETS
Accumulation units            $    68,764,653  $   146,855,484  $    30,361,706
Contracts in payout
  (annuitization) period                    -          272,496                -
                              ---------------  ---------------  ---------------

  Total net assets            $    68,764,653  $   147,127,980  $    30,361,706
                              ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    2,472,659        7,191,006       30,361,706
                              ===============  ===============  ===============

Cost of investments           $    60,466,592  $   124,210,548  $    30,361,706
                              ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          7.38  $         13.83  $          9.77
                              ===============  ===============  ===============

  Highest                     $         13.27  $         16.39  $         10.04
                              ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance         Insurance        Insurance        Insurance       Insurance         Insurance
                                   Funds             Funds            Funds            Funds           Funds             Funds
                                Sub-Account       Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account
                               --------------   --------------   --------------   --------------   --------------   --------------

                                  AIM V. I.        AIM V. I.                                         AIM V. I.        AIM V. I.
                                 Aggressive         Basic          AIM V. I.         AIM V. I.        Capital          Capital
                                   Growth        Balanced (a)     Basic Value        Blue Chip      Appreciation     Development
                               --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                      $            -   $      789,595   $       29,208   $      121,592   $       71,974   $            -
Charges from Allstate
  Life Insurance Company:
    Mortality and expense
      risk                           (341,444)        (712,834)        (422,389)        (278,547)      (1,608,073)        (301,750)
    Administrative expense            (27,050)         (56,650)         (32,921)         (21,556)        (118,472)         (23,788)
                               --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                         (368,494)          20,111         (426,102)        (178,511)      (1,654,571)        (325,538)
                               --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales             4,760,086       12,140,098        7,210,354        4,580,729       33,100,634        4,095,441
    Cost of investments
      sold                          5,432,999       12,799,885        6,046,060        5,194,347       34,746,713        3,329,848
                               --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares               (672,913)        (659,787)       1,164,294         (613,618)      (1,646,079)         765,593

Realized gain distributions                 -                -          372,739                -                -                -
                               --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                       (672,913)        (659,787)       1,537,033         (613,618)      (1,646,079)         765,593

Change in unrealized
  gains (losses)                    2,084,268        2,697,431          282,136        1,142,720       11,044,610        1,459,050
                               --------------   --------------   --------------   --------------   --------------   --------------

    Net realized and
      unrealized gains
      (losses) on investments       1,411,355        2,037,644        1,819,169          529,102        9,398,531        2,224,643
                               --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS                   $    1,042,861   $    2,057,755   $    1,393,067   $      350,591   $    7,743,960   $    1,899,105
                               ==============   ==============   ==============   ==============   ==============   ==============

(a) Previously known as AIM V. I. Balanced

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               --------------   --------------   --------------   --------------   --------------   --------------

                                                   AIM V. I.        AIM V. I.        AIM V. I.
                                  AIM V. I.       Demographic      Diversified      Government        AIM V. I.        AIM V. I.
                                 Core Equity       Trends (b)        Income         Securities         Growth         High Yield
                               --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                      $    1,601,606   $            -   $    1,678,801   $    1,079,708   $            -   $    1,423,640
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                         (1,424,790)        (134,847)        (357,220)        (458,560)      (1,017,229)        (218,076)
    Administrative expense           (112,379)         (10,594)         (28,601)         (36,401)         (76,872)         (17,311)
                               --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                           64,437         (145,441)       1,292,980          584,747       (1,094,101)       1,188,253
                               --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales            23,203,585        3,492,727        7,031,976       10,543,251       22,191,868        5,867,958
    Cost of investments sold       22,916,932        4,674,083        7,561,298       10,305,940       27,968,033        5,843,560
                               --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares                286,653       (1,181,356)        (529,322)         237,311       (5,776,165)          24,398

Realized gain distributions                 -                -                -                -                -                -
                               --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                        286,653       (1,181,356)        (529,322)         237,311       (5,776,165)          24,398

Change in unrealized gains
  (losses)                          3,565,409        1,735,286         (329,502)        (729,599)      11,030,910         (994,898)
                               --------------   --------------   --------------   --------------   --------------   --------------

    Net realized and
      unrealized gains
      (losses) on investments       3,852,062          553,930         (858,824)        (492,288)       5,254,745         (970,500)
                               --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS       $    3,916,499   $      408,489   $      434,156   $       92,459   $    4,160,644   $      217,753
                               ==============   ==============   ==============   ==============   ==============   ==============

(b) Previously known as AIM V. I. Dent Demographics

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               --------------   --------------   --------------   --------------   --------------   --------------

                                 AIM V. I.        AIM V. I.
                               International       Mid Cap          AIM V. I.        AIM V. I.        AIM V. I.       AIM V. I.
                                  Growth         Core Equity      Money Market    Premier Equity     Technology       Utilities
                               --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                      $      333,168   $      153,484   $      543,418   $    1,219,154   $            -   $      320,929
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                           (629,992)        (371,685)        (278,736)      (2,062,403)         (78,052)        (163,700)
    Administrative expense            (49,075)         (28,395)         (22,100)        (154,164)          (6,157)         (12,813)
                               --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                         (345,899)        (246,596)         242,582         (997,413)         (84,209)         144,416
                               --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             8,696,327       15,250,690       17,293,264       42,065,454        1,699,476        2,398,203
    Cost of investments sold        7,391,830       14,449,580       17,293,264       48,116,775        1,597,024        1,858,171
                               --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares              1,304,497          801,110                -       (6,051,321)         102,452          540,032

Realized gain distributions                 -          938,198                -                -                -                -
                               --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                      1,304,497        1,739,308                -       (6,051,321)         102,452          540,032

Change in unrealized gains
  (losses)                          6,687,181          230,659                -       12,742,532          (44,805)       1,090,839
                               --------------   --------------   --------------   --------------   --------------   --------------

    Net realized and
      unrealized gains
      (losses) on investments       7,991,678        1,969,967                -        6,691,211           57,647        1,630,871
                               --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
                               $    7,645,779   $    1,723,371   $      242,582   $    5,693,798   $      (26,562)  $    1,775,287
                               ==============   ==============   ==============   ==============   ==============   ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                        AIM Variable      AIM Variable      AIM Variable      AIM Variable      AIM Variable      AIM Variable
                          Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                           Funds              Funds             Funds             Funds             Funds             Funds
                         Series II          Series II         Series II         Series II        Series II          Series II
                         Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------

                          AIM V. I.         AIM V. I.                                              AIM V. I.        AIM V. I.
                         Aggressive           Basic           AIM V. I.          AIM V. I.         Capital           Capital
                          Growth II      Balanced II (c)   Basic Value II     Blue Chip II     Appreciation II   Development II
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $             -   $        25,991   $             -   $         3,516   $             -   $             -
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk              (9,676)          (30,905)         (329,009)          (15,012)         (109,821)           (6,850)
    Administrative
      expense                     (598)           (2,093)          (38,766)           (1,040)          (13,334)             (465)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------

    Net investment
      income (loss)            (10,274)           (7,007)         (367,775)          (12,536)         (123,155)           (7,315)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from
      sales                     31,265           304,515         4,036,572           100,828         1,345,350            28,304
    Cost of
      investments sold          26,416           277,597         3,752,892            89,749         1,209,479            21,233
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------

      Realized gains
        (losses) on
        fund shares              4,849            26,918           283,680            11,079           135,871             7,071

Realized gain
  distributions                      -                 -           247,618                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------

    Net realized gains
      (losses)                   4,849            26,918           531,298            11,079           135,871             7,071

Change in unrealized
  gains (losses)                28,161            47,456           625,320            17,568           470,030            35,972
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments               33,010            74,374         1,156,618            28,647           605,901            43,043
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE)
  IN NET ASSETS
    FROM OPERATIONS    $        22,736   $        67,367   $       788,843   $        16,111   $       482,746   $        35,728
                       ===============   ===============   ===============   ===============   ===============   ===============

(c) Previously known as AIM V. I. Balanced II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable    AIM Variable      AIM Variable
                                Insurance         Insurance        Insurance        Insurance      Insurance          Insurance
                                  Funds             Funds            Funds            Funds          Funds              Funds
                                Series II         Series II        Series II        Series II      Series II          Series II
                               Sub-Account       Sub-Account      Sub-Account      Sub-Account    Sub-Account        Sub-Account
                              --------------   --------------   --------------   --------------   --------------   --------------

                                                  AIM V. I.        AIM V. I.        AIM V. I.
                                 AIM V. I.       Demographic      Diversified      Government       AIM V. I.          AIM V. I.
                              Core Equity II    Trends II (d)      Income II      Securities II     Growth II      High Yield II
                              --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        5,956   $            -   $       44,161   $       65,895   $            -   $       73,651
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                            (6,849)          (4,343)         (11,093)         (31,978)          (4,708)         (12,185)
    Administrative expense              (473)            (297)            (744)          (2,273)            (327)            (840)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                          (1,366)          (4,640)          32,324           31,644           (5,035)          60,626
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               59,245           31,581           76,085          371,981           73,030           95,007
    Cost of investments sold          51,310           25,960           77,601          375,297           56,621           85,527
                              --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares                 7,935            5,621           (1,516)          (3,316)          16,409            9,480

Realized gain distributions                -                -                -                -                -                -
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                         7,935            5,621           (1,516)          (3,316)          16,409            9,480

Change in unrealized gains
  (losses)                            10,275           12,372          (22,966)         (29,553)           5,168          (62,623)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized and
      unrealized gains
      (losses) on investments         18,210           17,993          (24,482)         (32,869)          21,577          (53,143)
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       16,844   $       13,353   $        7,842   $       (1,225)  $       16,542   $        7,483
                              ==============   ==============   ==============   ==============   ==============   ==============

(d) Previously known as AIM V. I. Dent Demographics II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                Insurance         Insurance        Insurance        Insurance       Insurance         Insurance
                                  Funds             Funds            Funds            Funds           Funds             Funds
                                Series II         Series II        Series II        Series II       Series II         Series II
                               Sub-Account       Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account
                              --------------   --------------   --------------   --------------   --------------   --------------

                                 AIM V. I.        AIM V. I.       AIM V. I.        AIM V. I.
                               International       Mid Cap          Money           Premier          AIM V. I.        AIM V. I.
                                 Growth II     Core Equity II     Market II        Equity II      Technology II     Utilities II
                              --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        5,367   $       21,471   $       90,956   $       28,602   $            -   $       11,930
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                           (11,911)        (104,158)         (60,202)         (74,324)          (2,069)          (7,253)
    Administrative expense              (785)         (13,175)          (4,224)          (8,382)            (131)            (506)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                          (7,329)         (95,862)          26,530          (54,104)          (2,200)           4,171
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               66,401        3,533,470        7,875,880          876,861           18,250           47,520
    Cost of investments sold          48,820        3,436,981        7,875,880          830,891           16,686           36,217
                              --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares                17,581           96,489                -           45,970            1,564           11,303

Realized gain distributions                -          233,549                -                -                -                -
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                        17,581          330,038                -           45,970            1,564           11,303

Change in unrealized gains
  (losses)                           116,806          194,930                -          169,893              847           51,267
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized and
      unrealized gains
      (losses) on investments        134,387          524,968                -          215,863            2,411           62,570
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $      127,058   $      429,106   $       26,530   $      161,759   $          211   $       66,741
                              ==============   ==============   ==============   ==============   ==============   ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                 Alliance         Alliance         Alliance         Alliance          Alliance       Alliance
                                Bernstein         Bernstein        Bernstein        Bernstein        Bernstein       Bernstein
                                 Variable         Variable         Variable         Variable          Variable       Variable
                                 Product           Product          Product          Product          Product         Product
                               Series Fund       Series Fund      Series Fund      Series Fund      Series Fund     Series Fund
                               Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              --------------   --------------   --------------   --------------   --------------   --------------

                                                  Alliance         Alliance         Alliance          Alliance       Alliance
                                 Alliance         Bernstein        Bernstein        Bernstein        Bernstein       Bernstein
                                Bernstein         Growth &       International      Large Cap        Small/Mid        Utility
                                  Growth           Income          Value (e)       Growth (f)      Cap Value (g)     Income (e)
                              --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $            -   $    2,780,212   $        7,207   $            -   $      189,336   $        4,542
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                          (834,902)      (3,319,613)         (66,937)        (647,277)        (529,689)         (15,405)
    Administrative expense           (79,468)        (256,986)         (10,293)         (51,768)         (69,974)          (2,273)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                        (914,370)        (796,387)         (70,023)        (699,045)        (410,327)         (13,136)
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales           26,495,574       57,750,843        8,970,534       13,996,713       15,549,957        2,055,765
    Cost of investments sold      25,060,475       52,171,380        8,676,047       14,220,653       15,564,447        2,094,904
                              --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares             1,435,099        5,579,463          294,487         (223,940)         (14,490)         (39,139)

Realized gain distributions                -                -           23,463                -        1,473,700                -
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                     1,435,099        5,579,463          317,950         (223,940)       1,459,210          (39,139)

Change in unrealized gains
  (losses)                         5,265,901        1,083,820        1,002,493        6,200,392          877,983           86,429
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized and
      unrealized gains
      (losses) on investments      6,701,000        6,663,283        1,320,443        5,976,452        2,337,193           47,290
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
                              $    5,786,630   $    5,866,896   $    1,250,420   $    5,277,407   $    1,926,866   $       34,154
                              ==============   ==============   ==============   ==============   ==============   ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(f) Previously known as AllianceBernstein Premier Growth
(g) Previously known as AllianceBernstein Small Cap Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                 Alliance        American          American         Dreyfus
                                Bernstein         Century           Century        Socially                            Dreyfus
                                 Variable        Variable          Variable       Responsible                         Variable
                                 Product        Portfolios        Portfolios        Growth         Dreyfus Stock     Investment
                               Series Fund          Inc               Inc          Fund, Inc.         Index Fund         Fund
                               Sub-Account      Sub-Account       Sub-Account     Sub-Account       Sub-Account      Sub-Account
                              --------------   --------------   --------------   --------------   --------------   --------------

                                                                   American         Dreyfus
                                 Alliance        American           Century        Socially
                                Bernstein         Century             VP          Responsible      Dreyfus Stock    VIF Growth &
                                Value (e)       VP Balanced      International    Growth Fund        Index Fund        Income
                              --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        3,795   $        1,110   $          730   $            -   $       29,738   $        4,539
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                            (6,778)            (768)            (582)          (3,519)         (25,342)          (4,268)
    Administrative expense            (1,077)             (59)             (42)            (252)          (1,902)            (337)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                          (4,060)             283              106           (3,771)           2,494              (66)
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales              939,519           11,555           39,797           10,885          628,403           56,626
    Cost of investments sold         953,324           11,616           61,220           11,918          559,269           56,883
                              --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares               (13,805)             (61)         (21,423)          (1,033)          69,134             (257)

Realized gain distributions            5,332               24                -                -                -                -
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                        (8,473)             (37)         (21,423)          (1,033)          69,134             (257)

Change in unrealized gains
  (losses)                            49,841            1,806           23,653            9,917          (16,345)           5,771
                              --------------   --------------   --------------   --------------   --------------   --------------
    Net realized and
      unrealized gains
      (losses) on investments         41,368            1,769            2,230            8,884           52,789            5,514
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       37,308   $        2,052   $        2,336   $        5,113   $       55,283   $        5,448
                              ==============   ==============   ==============   ==============   ==============   ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                  Dreyfus          Dreyfus                         Fidelity         Fidelity         Fidelity
                                  Variable        Variable         Federated       Variable         Variable         Variable
                                 Investment      Investment        Insurance       Insurance        Insurance        Insurance
                                    Fund            Fund            Series       Products Fund    Products Fund    Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account
                              --------------   --------------   --------------   --------------   --------------   --------------

                                                                   Federated
                                    VIF           VIF Small          Prime                             VIP
                                Money Market    Company Stock    Money Fund II   VIP Contrafund   Equity-Income     VIP Growth
                              --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       26,899   $            -   $      196,558   $       44,847   $       98,504   $       51,450
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                           (14,038)          (1,097)         (97,904)        (192,136)         (71,477)        (120,577)
    Administrative expense            (1,049)             (81)          (7,490)         (15,337)          (5,698)          (9,680)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                          11,812           (1,178)          91,164         (162,626)          21,329          (78,807)
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales              452,450           10,458        5,492,702        3,074,579        1,464,861        2,225,087
    Cost of investments sold         452,450            7,571        5,492,702        2,535,446        1,366,736        2,760,543
                              --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares                     -            2,887                -          539,133           98,125         (535,456)

Realized gain distributions                -            3,797                -            2,803          216,465                -
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                             -            6,684                -          541,936          314,590         (535,456)

Change in unrealized gains
  (losses)                                 -           (5,875)               -        1,854,711          (95,679)         991,104
                              --------------   --------------   --------------   --------------   --------------   --------------
    Net realized and
      unrealized gains
      (losses) on investments              -              809                -        2,396,647          218,911          455,648
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       11,812   $         (369)  $       91,164   $    2,234,021   $      240,240   $      376,841
                              ==============   ==============   ==============   ==============   ==============   ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Fidelity         Fidelity
                                                                                                     Variable         Variable
                                 Fidelity         Fidelity         Fidelity         Fidelity         Insurance        Insurance
                                 Variable         Variable         Variable         Variable       Products Fund    Products Fund
                                 Insurance        Insurance        Insurance        Insurance        (Service         (Service
                               Products Fund    Products Fund    Products Fund    Products Fund      Class 2)         Class 2)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              --------------   --------------   --------------  --------------    --------------   --------------

                                                                                                    VIP Asset
                                                                                                  Manager Growth   VIP Contrafund
                                 VIP High                       VIP Investment                       (Service          (Service
                                  Income       VIP Index 500      Grade Bond      VIP Overseas       Class 2)          Class 2)
                              --------------   --------------   --------------  --------------    --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      588,177   $      253,919   $      194,052   $       21,392   $          597   $        1,803
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                           (47,697)        (169,012)         (61,881)         (39,840)            (435)        (132,543)
    Administrative expense            (3,941)         (13,578)          (5,196)          (3,196)             (34)         (19,049)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                         536,539           71,329          126,975          (21,644)             128         (149,789)
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales              802,694        3,424,099        1,068,966          620,588           33,678       13,654,977
    Cost of investments sold         846,436        3,388,117        1,076,275          591,398           31,818       13,438,625
                              --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares               (43,742)          35,982           (7,309)          29,190            1,860          216,352

Realized gain distributions                -                -          117,239           16,742                -              258
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                       (43,742)          35,982          109,930           45,932            1,860          216,610

Change in unrealized gains
  (losses)                          (445,051)         322,434         (193,216)         508,161           (1,066)       1,677,908
                              --------------   --------------   --------------   --------------   --------------   --------------
    Net realized and
      unrealized gains
      (losses) on investments       (488,793)         358,416          (83,286)         554,093              794        1,894,518
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       47,746   $      429,745   $       43,689   $      532,449   $          922   $    1,744,729
                              ==============   ==============   ==============  ==============    ==============   ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                           Fidelity          Fidelity           Fidelity         Fidelity          Fidelity          Fidelity
                           Variable          Variable           Variable         Variable          Variable          Variable
                           Insurance         Insurance          Insurance        Insurance         Insurance         Insurance
                         Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                           (Service           (Service         (Service          (Service          (Service          (Service
                           Class 2)           Class 2)         Class 2)          Class 2)          Class 2)          Class 2)
                          Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                              VIP                                                 VIP High                         VIP Investment
                         Equity-Income      VIP Growth &       VIP Growth          Income        VIP Index 500       Grade Bond
                           (Service       Income (Service       (Service          (Service         (Service           (Service
                           Class 2)         Class 2) (e)        Class 2)          Class 2)         Class 2)           Class 2)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $         49,614  $              -  $          2,004  $        506,634  $         29,616  $            844
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk               (50,112)          (31,656)           (9,932)          (40,998)          (26,685)             (340)
    Administrative
      expense                     (3,481)           (4,845)             (703)           (5,275)           (1,845)              (25)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net investment
      income (loss)               (3,979)          (36,501)           (8,631)          460,361             1,086               479
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales          509,755         4,371,378           177,654         4,332,043           266,439             1,934
    Cost of investments
      sold                       445,796         4,378,763           165,444         4,268,712           238,449             1,950
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Realized gains
        (losses)
        on fund shares            63,959            (7,385)           12,210            63,331            27,990               (16)

Realized gain
  distributions                  122,657                 -                 -                 -                 -               532
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized gains
      (losses)                   186,616            (7,385)           12,210            63,331            27,990               516

Change in unrealized
  gains (losses)                 (39,274)          377,679            20,373          (440,837)           27,528              (900)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized and
      unrealized gains
      (losses) on
      investments                147,342           370,294            32,583          (377,506)           55,518              (384)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS            $        143,363  $       333,793   $         23,952  $         82,855  $         56,604  $             95
                        ================  ================  ================  ================  ================  ================

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                       Fidelity        Fidelity
                                       Variable        Variable        Franklin        Franklin        Franklin        Franklin
                                      Insurance       Insurance       Templeton       Templeton       Templeton       Templeton
                                    Products Fund   Products Fund      Variable        Variable        Variable        Variable
                                       (Service        (Service       Insurance       Insurance       Insurance       Insurance
                                       Class 2)        Class 2)     Products Trust  Products Trust  Products Trust  Products Trust
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                       Franklin        Franklin
                                      VIP MidCap     VIP Overseas      Flex Cap       Growth and                       Franklin
                                       (Service        (Service         Growth          Income         Franklin         Income
                                     Class 2) (e)      Class 2)     Securities (e)    Securities     High Income      Securities
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $            -  $          353  $        1,128  $    2,113,433  $      685,697  $    2,828,967
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk             (40,519)           (964)         (6,487)     (1,140,930)       (166,285)     (1,215,188)
    Administrative expense                  (6,597)            (71)         (1,032)       (153,015)        (20,728)       (153,934)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)           (47,116)           (682)         (6,391)        819,488         498,684       1,459,845
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales                  5,003,964           7,515         849,713       9,583,749      25,113,440      31,201,525
    Cost of investments sold             4,883,842           5,463         866,658       8,653,012      25,194,271      31,459,993
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                     120,122           2,052         (16,945)        930,737         (80,831)       (258,468)

Realized gain distributions                      -             353               -         710,055               -         245,529
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)            120,122           2,405         (16,945)      1,640,792         (80,831)        (12,939)

Change in unrealized gains (losses)        604,708           9,779          84,927        (845,951)       (166,623)     (1,252,081)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments        724,830          12,184          67,982         794,841        (247,454)     (1,265,020)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $      677,714  $       11,502  $       61,591  $    1,614,329  $      251,230  $      194,825
                                    ==============  ==============  ==============  ==============  ==============  ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                       Franklin        Franklin        Franklin        Franklin        Franklin        Franklin
                                      Templeton        Templeton       Templeton       Templeton      Templeton        Templeton
                                       Variable        Variable        Variable        Variable        Variable        Variable
                                      Insurance        Insurance       Insurance       Insurance      Insurance        Insurance
                                    Products Trust  Products Trust  Products Trust  Products Trust  Products Trust  Products Trust
                                     Sub-Account      Sub-Account     Sub-Account     Sub-Account    Sub-Account      Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                       Franklin
                                    Franklin Large  Franklin Small     Small-Mid      Franklin
                                      Cap Growth       Cap Value      Cap Growth        U. S.           Mutual      Mutual Shares
                                      Securities      Securities    Securities (h)   Government      Discovery (e)   Securities
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $       47,457  $      345,722  $            -  $      496,367  $        5,347  $      976,811
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk            (168,522)       (685,162)        (54,796)       (160,878)        (14,229)     (1,597,499)
    Administrative expense                 (22,959)        (89,552)         (6,890)        (22,156)         (2,162)       (204,138)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)          (144,024)       (428,992)        (61,686)        313,333         (11,044)       (824,826)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                  1,219,674      14,256,868         518,190       2,724,090       1,570,997      26,894,089
    Cost of investments sold             1,212,801      13,085,969         375,093       2,756,129       1,566,621      25,297,762
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                       6,873       1,170,899         143,097         (32,039)          4,376       1,596,327

Realized gain distributions                      -         279,653               -               -               -         365,904
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)              6,873       1,450,552         143,097         (32,039)          4,376       1,962,231

Change in unrealized gains (losses)        461,588       2,451,253          36,784        (181,647)        178,630       9,578,565
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments        468,461       3,901,805         179,881        (213,686)        183,006      11,540,796
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $      324,437  $    3,472,813  $      118,195  $       99,647  $      171,962  $   10,715,970
                                    ==============  ==============  ==============  ==============  ==============  ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(h) Previously known as Franklin Small Cap

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                       Franklin        Franklin        Franklin        Franklin
                                      Templeton        Templeton       Templeton       Templeton    Goldman Sachs   Goldman Sachs
                                       Variable        Variable        Variable        Variable        Variable       Variable
                                      Insurance        Insurance       Insurance       Insurance      Insurance       Insurance
                                    Products Trust  Products Trust  Products Trust  Products Trust      Trust           Trust
                                     Sub-Account      Sub-Account     Sub-Account     Sub-Account    Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------
                                      Templeton
                                      Developing      Templeton       Templeton       Templeton           VIT          VIT CORE
                                       Markets         Foreign      Global Income      Growth           Capital       Small Cap
                                      Securities      Securities      Securities      Securities        Growth         Equity
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $      251,781  $      888,304  $      272,265  $       74,350  $          112  $       29,871
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk            (304,403)     (1,162,315)        (60,596)        (87,339)         (1,113)        (68,520)
    Administrative expense                 (39,568)       (144,298)         (6,693)         (6,423)            (76)        (10,491)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)           (92,190)       (418,309)        204,976         (19,412)         (1,077)        (49,140)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                 10,703,368      40,982,504       1,075,921       1,973,266          10,758       8,359,572
    Cost of investments sold             9,558,027      39,485,808       1,016,739       1,838,421          12,553       8,555,423
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                   1,145,341       1,496,696          59,182         134,845          (1,795)       (195,851)

Realized gain distributions                      -               -               -               -               -       1,105,956
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)          1,145,341       1,496,696          59,182         134,845          (1,795)        910,105

Change in unrealized gains (losses)      4,008,713       7,705,984        (473,451)        320,552           3,435        (605,643)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments      5,154,054       9,202,680        (414,269)        455,397           1,640         304,462
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $    5,061,864  $    8,784,371  $     (209,293) $      435,985  $          563  $      255,322
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                    Goldman Sachs   Goldman Sachs   Goldman Sachs   Goldman Sachs                        Janus
                                       Variable       Variable        Variable        Variable                       Aspen Series
                                      Insurance       Insurance       Insurance       Insurance         Janus         (Service
                                        Trust           Trust           Trust           Trust        Aspen Series      Shares)
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                         VIT                                        Foreign Stock
                                    VIT CORE U.S.   VIT Growth and  International        VIT            Forty         (Service
                                        Equity          Income         Equity       Mid Cap Value   Portfolio (i)      Shares)
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $       52,950  $       68,762  $           97  $       40,302  $           42  $          301
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk             (38,879)        (23,553)           (415)        (39,997)           (272)           (541)
    Administrative expense                  (5,618)         (3,645)            (31)         (6,194)            (19)            (38)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)             8,453          41,564            (349)         (5,889)           (249)           (278)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                  4,581,059       2,893,497           2,836       4,342,534             616             612
    Cost of investments sold             4,603,235       2,951,481           2,710       4,362,025             530             477
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                     (22,176)        (57,984)            126         (19,491)             86             135

Realized gain distributions                      -               -               -         676,000               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)            (22,176)        (57,984)            126         656,509              86             135

Change in unrealized gains (losses)        381,269          90,859           3,747        (358,356)          2,233           1,926
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments        359,093          32,875           3,873         298,153           2,319           2,061
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $      367,546  $       74,439  $        3,524  $      292,264  $        2,070  $        1,783
                                    ==============  ==============  ==============  ==============  ==============  ==============

(i) Previously known as Capital Appreciation

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                       Lazard
                                      Retirement     Lord Abbett     Lord Abbett     Lord Abbett     Lord Abbett     Lord Abbett
                                     Series, Inc.    Series Fund     Series Fund     Series Fund     Series Fund     Series Fund
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                       Emerging                                       Growth and         Growth         Mid-Cap
                                       Markets        All Value     Bond-Debenture      Income       Opportunities       Value
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $           33  $       28,820  $      829,262  $      219,095  $            -  $      151,023
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                (187)        (80,308)       (125,438)       (178,832)        (39,167)       (252,665)
    Administrative expense                     (14)         (9,931)        (16,940)        (24,766)         (5,263)        (34,773)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)              (168)        (61,419)        686,884          15,497         (44,430)       (136,415)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                        404         543,629         978,434       2,161,644         445,568       2,057,006
    Cost of investments sold                   240         526,873         990,553       2,129,251         435,596       1,981,922
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                         164          16,756         (12,119)         32,393           9,972          75,084

Realized gain distributions                    395          29,522         181,472       1,338,633          67,715       2,063,556
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)                559          46,278         169,353       1,371,026          77,687       2,138,640

Change in unrealized gains (losses)          4,275         475,367        (762,076)       (630,830)        158,946        (284,874)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments          4,834         521,645        (592,723)        740,196         236,633       1,853,766
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $        4,666  $      460,226  $       94,161  $      755,693  $      192,203  $    1,717,351
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                     MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable
                                      Insurance        Insurance       Insurance       Insurance      Insurance        Insurance
                                        Trust            Trust           Trust           Trust          Trust            Trust
                                     Sub-Account      Sub-Account     Sub-Account     Sub-Account    Sub-Account      Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                     MFS Emerging        MFS        MFS Investors       MFS New                      MFS Research
                                        Growth       High Income        Trust          Discovery     MFS Research       Bond (j)
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $            -  $       63,070  $       21,123  $            -  $        8,763  $      167,394
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk             (34,060)        (11,517)        (46,516)        (43,736)        (24,837)        (38,689)
    Administrative expense                  (2,636)           (919)         (3,753)         (3,562)         (1,824)         (3,215)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)           (36,696)         50,634         (29,146)        (47,298)        (17,898)        125,490
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                    565,821         122,957         525,787         805,614         386,538         559,203
    Cost of investments sold               874,029         117,873         505,232         775,273         458,864         556,645
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                    (308,208)          5,084          20,555          30,341         (72,326)          2,558

Realized gain distributions                      -               -               -               -               -          28,254
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)           (308,208)          5,084          20,555          30,341         (72,326)         30,812

Change in unrealized gains (losses)        527,383         (48,008)        225,249         133,247         197,021        (152,393)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments        219,175         (42,924)        245,804         163,588         124,695        (121,581)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $      182,479  $        7,710  $      216,658  $      116,290  $      106,797  $        3,909
                                    ==============  ==============  ==============  ==============  ==============  ==============

(j) Previously known as MFS Bond

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                     MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable
                                                      Insurance       Insurance       Insurance       Insurance       Insurance
                                     MFS Variable       Trust           Trust           Trust           Trust           Trust
                                      Insurance        (Service        (Service        (Service        (Service        (Service
                                        Trust           Class)          Class)          Class)          Class)          Class)
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                     MFS Emerging   MFS Investors      MFS New
                                                        Growth          Trust         Discovery      MFS Research   MFS Utilities
                                    MFS Utilities  (Service Class)  (Service Class) (Service Class) (Service Class) (Service Class)
                                    -------------   -------------    -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $          706  $             - $        2,375  $            -  $        1,297  $        6,775
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk              (1,694)         (9,342)        (10,796)        (15,027)         (6,063)        (16,346)
    Administrative expense                    (124)           (630)           (745)         (1,037)           (428)         (1,143)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)            (1,112)         (9,972)         (9,166)        (16,064)         (5,194)        (10,714)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                     40,479         129,883         108,311         145,285          26,637         156,251
    Cost of investments sold                31,277         121,735          95,168         126,952          22,700         115,382
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                       9,202           8,148          13,143          18,333           3,937          40,869

Realized gain distributions                      -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)              9,202           8,148          13,143          18,333           3,937          40,869

Change in unrealized gains (losses)          9,471          41,934          34,073          38,170          26,235         145,489
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments         18,673          50,082          47,216          56,503          30,172         186,358
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $       17,561  $       40,110  $       38,050  $       40,439  $       24,978  $      175,644
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              --------------   --------------   --------------   --------------   --------------   --------------

                                                                                                                       Global
                                Aggressive        Dividend                          European          Global          Dividend
                                  Equity           Growth           Equity           Growth         Advantage          Growth
                              --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $            -   $    7,845,416   $            -   $    1,764,924   $       55,836   $    3,018,223
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                          (457,005)      (7,964,558)      (6,020,357)      (1,911,457)        (264,234)      (2,417,223)
    Administrative expense           (33,075)        (590,763)        (435,003)        (141,152)         (19,230)        (180,773)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                        (490,080)        (709,905)      (6,455,360)        (287,685)        (227,628)         420,227
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales           15,358,395      205,694,619      147,718,247       53,227,904        7,281,978       54,288,958
    Cost of investments sold      16,128,159      171,263,503      191,312,552       47,231,726        7,774,135       46,029,413
                              --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares              (769,764)      34,431,116      (43,594,305)       5,996,178         (492,157)       8,259,545

Realized gain distributions                -                -                -                -                -                -
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                      (769,764)      34,431,116      (43,594,305)       5,996,178         (492,157)       8,259,545

Change in unrealized gains
  (losses)                         7,531,956      (12,212,508)     117,220,455        3,446,825        1,559,470         (618,807)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized and
      unrealized gains
      (losses) on investments      6,762,192       22,218,608       73,626,150        9,443,003        1,067,313        7,640,738
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $    6,272,112   $   21,508,703   $   67,170,790   $    9,155,318   $      839,685   $    8,060,965
                              ==============   ==============   ==============   ==============   ==============   ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              --------------   --------------   --------------   --------------   --------------   --------------

                                                                                    Limited                           Quality
                                High Yield     Income Builder     Information       Duration       Money Market     Income Plus
                              --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $    2,812,784   $    1,099,374   $            -   $    1,752,661   $    4,035,464   $   12,658,645
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                          (508,972)        (558,589)         (45,390)        (597,580)      (1,935,110)      (3,224,785)
    Administrative expense           (36,956)         (41,094)          (3,277)         (44,976)        (142,808)        (240,456)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                       2,266,856          499,691          (48,667)       1,110,105        1,957,546        9,193,404
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales           25,689,333       15,994,205        2,890,707       20,416,221      219,350,152       88,379,531
    Cost of investments sold      34,756,918       14,694,053        2,823,824       21,149,369      219,350,152       87,900,913
                              --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares            (9,067,585)       1,300,152           66,883         (733,148)               -          478,618

Realized gain distributions                -                -                -                -                -                -
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                    (9,067,585)       1,300,152           66,883         (733,148)               -          478,618

Change in unrealized gains
  (losses)                         7,034,299          343,851         (113,489)        (202,310)               -       (4,906,056)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized and
      unrealized gains
      (losses) on investments     (2,033,286)       1,644,003          (46,606)        (935,458)               -       (4,427,438)
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $      233,570   $    2,143,694   $      (95,273)  $      174,647   $    1,957,546   $    4,765,966
                              ==============   ==============   ==============   ==============   ==============   ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                               Morgan Stanley    Morgan Stanley    Morgan Stanley
                         Morgan Stanley    Morgan Stanley    Morgan Stanley       Variable          Variable          Variable
                            Variable          Variable          Variable         Investment        Investment        Investment
                           Investment        Investment        Investment          Series            Series            Series
                             Series            Series            Series       (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                                                                 Aggressive         Dividend
                                                                                   Equity            Growth            Equity
                          S&P 500 Index      Strategist         Utilities     (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $      1,785,285  $      5,679,967  $      3,524,763  $              -  $      1,443,974  $             -
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk            (1,462,193)       (3,810,575)       (1,994,315)         (413,801)       (2,124,994)       (1,756,189)
    Administrative
      expense                   (107,214)         (275,650)         (149,176)          (30,167)         (169,493)         (145,220)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net investment
      income (loss)              215,878         1,593,742         1,381,272          (443,968)         (850,513)       (1,901,409)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from sales       41,321,188        89,706,142        45,294,119         5,514,392        24,006,910        25,874,696
    Cost of investments
      sold                    38,477,289        83,136,010        44,374,369         4,931,003        21,894,252        25,409,491
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Realized gains
       (losses) on fund
       shares                  2,843,899         6,570,132           919,750           583,389         2,112,658           465,205

Realized gain
  distributions                        -        25,747,928                 -                 -                 -                 -
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized gains
      (losses)                 2,843,899        32,318,060           919,750           583,389         2,112,658           465,205

Change in unrealized
  gains (losses)                (285,738)      (15,504,326)       16,799,073         4,746,447         3,547,216        18,069,371
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized and
      unrealized gains
      (losses) on
      investments              2,558,161        16,813,734        17,718,823         5,329,836         5,659,874        18,534,576
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS            $      2,774,039  $     18,407,476  $     19,100,095  $      4,885,868  $      4,809,361  $     16,633,167
                        ================  ================  ================  ================  ================  ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                         Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley
                            Variable          Variable          Variable          Variable          Variable          Variable
                           Investment        Investment        Investment        Investment        Investment        Investment
                             Series            Series            Series            Series            Series            Series
                        (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                          Sub-Account        Sub-Account       Sub-Account       Sub-Account      Sub-Account        Sub-Account
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                            European           Global            Global
                             Growth           Advantage      Dividend Growth     High Yield      Income Builder      Information
                        (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $        385,994  $          4,910  $        992,433  $      2,487,015  $      1,110,451  $              -
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk              (629,075)         (168,119)       (1,085,149)         (577,416)         (729,054)         (165,856)
    Administrative
      expense                    (48,787)          (12,979)          (91,387)          (50,450)          (59,347)          (12,555)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net investment
      income (loss)             (291,868)         (176,188)         (184,103)        1,859,149           322,050          (178,411)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales        7,750,171         1,597,897        13,042,825         8,078,602        10,891,122         3,902,606
    Cost of investments
      sold                     6,940,978         1,510,653        11,266,498         8,379,499         9,791,836         3,794,307
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Realized gains
       (losses) on fund
       shares                    809,193            87,244         1,776,327          (300,897)        1,099,286           108,299

Realized gain
  distributions                        -                 -                 -                 -                 -                 -
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net realized gains
       (losses)                  809,193            87,244         1,776,327          (300,897)        1,099,286           108,299

Change in unrealized
  gains (losses)               1,819,427           540,600         1,391,678        (1,545,020)          691,390          (293,214)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net realized and
       unrealized gains
       (losses) on
       investments             2,628,620           627,844         3,168,005        (1,845,917)        1,790,676          (184,915)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $      2,336,752  $        451,656  $      2,983,902  $         13,232  $      2,112,726  $       (363,326)
                        ================  ================  ================  ================  ================  ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                         Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley
                            Variable          Variable          Variable          Variable          Variable          Variable
                           Investment        Investment        Investment        Investment        Investment        Investment
                             Series            Series            Series            Series            Series            Series
                        (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                          Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                            Limited                              Quality
                            Duration        Money Market       Income Plus      S&P 500 Index      Strategist         Utilities
                        (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $      4,452,631  $      2,261,966  $      8,761,695  $      2,167,997  $      1,643,628  $        673,348
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk            (1,936,533)       (1,385,276)       (2,782,804)       (2,392,982)       (1,506,226)         (509,382)
    Administrative
      expense                   (168,372)         (138,011)         (252,100)         (206,421)         (115,473)          (38,907)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net investment
       income                  2,347,726           738,679         5,726,791          (431,406)           21,929           125,059
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales       32,853,258        71,737,084        62,153,874        36,834,752        19,308,206         7,282,905
    Cost of investments
      sold                    33,808,826        71,737,084        62,548,237        34,464,997        18,163,293         7,084,974
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Realized gains
       (losses) on fund
       shares                   (955,568)                -          (394,363)        2,369,755         1,144,913           197,931

Realized gain
  distributions                        -                 -                 -                 -         8,353,837                 -
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net realized gains
       (losses)                 (955,568)                -          (394,363)        2,369,755         9,498,750           197,931

Change in unrealized
  gains (losses)              (1,679,973)                -        (3,053,124)        1,962,399        (3,827,344)        3,468,439
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net realized and
       unrealized gains
       (losses) on
       investments            (2,635,541)                -        (3,447,487)        4,332,154         5,671,406         3,666,370
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $       (287,815) $        738,679  $      2,279,304  $      3,900,748  $      5,693,335  $      3,791,429
                        ================  ================  ================  ================  ================  ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                     Neuberger &     Neuberger &    Neuberger &
                                        Berman         Berman         Berman
                                       Advisors       Advisors       Advisors        Oppenheimer     Oppenheimer     Oppenheimer
                                      Management     Management     Management        Variable         Variable       Variable
                                        Trust           Trust          Trust        Account Funds   Account Funds   Account Funds
                                     Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------

                                                                                     Oppenheimer                     Oppenheimer
                                                         AMT                         Aggressive      Oppenheimer       Capital
                                    AMT Guardian   Mid-Cap Growth   AMT Partners       Growth          Balanced     Appreciation
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $            -  $            -  $        1,434  $            -  $      204,454  $      130,821
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                (10)           (409)         (2,198)        (38,814)       (148,970)       (176,961)
    Administrative expense                     (1)            (28)           (148)         (2,865)        (11,270)        (13,889)
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)              (11)           (437)           (912)        (41,679)         44,214         (60,029)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                     9,427             461           5,441         459,954       2,863,001       2,410,706
    Cost of investments sold                9,160             638           5,031         579,311       2,655,402       2,471,485
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                        267            (177)            410        (119,357)        207,599         (60,779)

Realized gain distributions                     -               -              33               -         417,694               -
                                   --------------  --------------  --------------  --------------  --------------  --------------
    Net realized gains (losses)               267            (177)            443        (119,357)        625,293         (60,779)

Change in unrealized gains
  (losses)                                   (671)          4,008          22,832         455,419        (401,284)        599,247
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                            (404)          3,831          23,275         336,062         224,009         538,468
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $         (415) $        3,394  $       22,363  $      294,383  $      268,223  $      478,439
                                   ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                     Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer
                                       Variable       Variable        Variable        Variable         Variable       Variable
                                    Account Funds   Account Funds   Account Funds   Account Funds   Account Funds   Account Funds
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------
                                                                                                     Oppenheimer
                                                     Oppenheimer                                     Main Street
                                     Oppenheimer       Global        Oppenheimer     Oppenheimer      Small Cap      Oppenheimer
                                    Core Bond (k)    Securities      High Income     Main Street        Growth     Strategic Bond
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $      265,826  $      117,015  $      138,707  $      139,834  $            -  $      340,500
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk            (59,496)       (138,797)        (25,874)       (130,973)        (52,081)        (99,732)
    Administrative expense                 (4,914)        (11,182)         (2,123)         (9,983)         (4,392)         (7,449)
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)          201,416         (32,964)        110,710          (1,122)        (56,473)        233,319
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                   918,957       1,798,812         345,377       2,469,945         757,479       1,484,297
    Cost of investments sold              913,163       1,535,401         349,356       2,378,555         554,117       1,357,062
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                      5,794         263,411          (3,979)         91,390         203,362         127,235

Realized gain distributions                     -               -               -               -         114,452               -
                                   --------------  --------------  --------------  --------------  --------------  --------------
    Net realized gains (losses)             5,794         263,411          (3,979)         91,390         317,814         127,235

Change in unrealized gains
  (losses)                               (146,573)      1,138,918         (90,271)        332,629         107,086        (268,184)
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                        (140,779)      1,402,329         (94,250)        424,019         424,900        (140,949)
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $       60,637  $    1,369,365  $       16,460  $      422,897  $      368,427  $       92,370
                                   ==============  ==============  ==============  ==============  ==============  ==============

(k) Previously known as Oppenheimer Bond

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                    Oppenheimer      Oppenheimer     Oppenheimer     Oppenheimer    Oppenheimer      Oppenheimer
                                      Variable        Variable        Variable        Variable        Variable        Variable
                                   Account Funds    Account Funds   Account Funds   Account Funds  Account Funds    Account Funds
                                   (Service Class  (Service Class  (Service Class  (Service Class  (Service Class  (Service Class
                                      ("SC"))          ("SC"))         ("SC"))         ("SC"))        ("SC"))          ("SC"))
                                    Sub-Account      Sub-Account     Sub-Account     Sub-Account    Sub-Account      Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------
                                                                     Oppenheimer                     Oppenheimer
                                     Oppenheimer                       Capital       Oppenheimer       Global        Oppenheimer
                                      Aggressive     Oppenheimer    Appreciation      Core Bond      Securities         High
                                     Growth (SC)    Balanced (SC)       (SC)          (SC) (l)          (SC)         Income (SC)
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $            -  $      575,551  $      313,741  $       66,679  $      240,629  $    2,059,269
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk           (229,217)       (539,304)       (740,643)        (47,666)       (430,435)       (509,140)
    Administrative expense                (30,419)        (72,045)        (98,057)         (6,434)        (57,674)        (67,385)
                                   --------------  --------------  --------------  --------------  --------------  --------------
    Net investment income (loss)         (259,636)        (35,798)       (524,959)         12,579        (247,480)      1,482,744
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                 2,323,397       5,267,940       5,863,882         683,656       5,715,976       4,483,312
    Cost of investments sold            1,952,286       4,854,206       5,595,469         687,313       4,715,817       4,418,183
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                    371,111         413,734         268,413          (3,657)      1,000,159          65,129

Realized gain distributions                     -       1,297,224               -               -               -               -
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)           371,111       1,710,958         268,413          (3,657)      1,000,159          65,129

Change in unrealized gains
  (losses)                              1,587,088        (902,672)      2,564,471           8,498       3,147,996      (1,372,459)
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                       1,958,199         808,286       2,832,884           4,841       4,148,155      (1,307,330)
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $    1,698,563  $      772,488  $    2,307,925  $       17,420  $    3,900,675  $      175,414
                                   ==============  ==============  ==============  ==============  ==============  ==============

(l) Previously known as Oppenheimer Bond (SC)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                    Oppenheimer      Oppenheimer     Oppenheimer
                                      Variable        Variable        Variable     PIMCO Advisors  PIMCO Advisors  PIMCO Advisors
                                   Account Funds    Account Funds   Account Funds     Variable        Variable        Variable
                                   (Service Class  (Service Class  (Service Class    Insurance       Insurance       Insurance
                                      ("SC"))          ("SC"))         ("SC"))         Trust            Trust           Trust
                                    Sub-Account      Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------
                                                     Oppenheimer
                                     Oppenheimer     Main Street     Oppenheimer                                        PEA
                                         Main         Small Cap       Strategic                         OpCap       Science and
                                     Street (SC)     Growth (SC)      Bond (SC)    OpCap Balanced     Small Cap    Technology (m)
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $      695,244  $            -  $    3,511,769  $           27  $            -        $      -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk           (973,360)       (493,897)     (1,332,775)           (129)            (24)             (2)
    Administrative expense               (127,036)        (64,917)       (177,894)             (9)             (1)              -
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)         (405,152)       (558,814)      2,001,100            (111)            (25)             (2)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                 6,684,070       4,323,797       9,776,064             740             148             503
    Cost of investments sold            5,877,630       3,614,406       9,433,981             697             125             585
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                    806,440         709,391         342,083              43              23             (82)

Realized gain distributions                     -         785,839               -             423             233               -
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)           806,440       1,495,230         342,083             466             256             (82)

Change in unrealized gains
  (losses)                              2,705,596       2,147,228      (1,444,898)           (254)           (260)              3
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                       3,512,036       3,642,458      (1,102,815)            212              (4)            (79)
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $    3,106,884  $    3,083,644  $      898,285  $          101  $          (29) $          (81)
                                   ==============  ==============  ==============  ==============  ==============  ==============

(m) For the period beginning January 1, 2005 and ended May 1, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                   PIMCO Variable  PIMCO Variable  PIMCO Variable
                                     Insurance        Insurance       Insurance        Putnam          Putnam          Putnam
                                       Trust            Trust           Trust      Variable Trust  Variable Trust  Variable Trust
                                    Sub-Account      Sub-Account     Sub-Account     Sub-Account    Sub-Account      Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------
                                                                                     VT American
                                                                       PIMCO         Government      VT Capital      VT Capital
                                    Foreign Bond    Money Market    Total Return       Income       Appreciation    Opportunities
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $           58  $          252  $          293  $    2,008,028  $       74,387  $            -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                (33)           (134)           (115)       (840,170)       (232,754)        (63,957)
    Administrative expense                     (3)             (9)             (8)              -               -               -
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)               22             109             170       1,167,858        (158,367)        (63,957)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                       597          10,264             153      14,351,603       3,634,643       1,081,985
    Cost of investments sold                  589          10,264             148      14,654,776       3,065,826         986,871
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                          8               -               5        (303,173)        568,817          95,114

Realized gain distributions                    19               -             160         133,868               -          18,630
                                   --------------  --------------  --------------  --------------  --------------  --------------
    Net realized gains (losses)                27               -             165        (169,305)        568,817         113,744

Change in unrealized gains
  (losses)                                     29               -            (265)     (1,025,733)        599,548         435,494
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                              56               -            (100)     (1,195,038)      1,168,365         549,238
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $           78  $          109  $           70  $      (27,180) $    1,009,998  $      485,281
                                   ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                       Putnam          Putnam          Putnam          Putnam          Putnam          Putnam
                                   Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                    Sub-Account      Sub-Account     Sub-Account     Sub-Account    Sub-Account      Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------

                                                                                    VT The George        VT
                                    VT Discovery   VT Diversified       VT           Putnam Fund    Global Asset         VT
                                       Growth          Income      Equity Income      of Boston      Allocation     Global Equity
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $            -  $    6,643,962  $      240,068  $    4,737,174  $      379,850  $      436,764
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk           (250,791)     (1,227,067)       (346,118)     (3,229,618)       (479,590)       (729,665)
    Administrative expense                   (789)         (1,141)              -        (125,266)        (22,794)              -
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)         (251,580)      5,415,754        (106,050)      1,382,290        (122,534)       (292,901)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                 3,986,651      14,294,005       3,138,209      40,463,242       5,402,948       9,095,012
    Cost of investments sold            3,314,007      14,412,103       2,829,248      37,516,854       5,161,684      13,683,583
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                    672,644        (118,098)        308,961       2,946,388         241,264      (4,588,571)

Realized gain distributions                     -               -         331,003               -               -               -
                                   --------------  --------------  --------------  --------------  --------------  --------------
    Net realized gains (losses)           672,644        (118,098)        639,964       2,946,388         241,264      (4,588,571)

Change in unrealized gains (losses)       506,092      (3,809,839)        613,147       1,559,617       1,795,428       8,687,484
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                       1,178,736      (3,927,937)      1,253,111       4,506,005       2,036,692       4,098,913
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $      927,156  $    1,487,817  $    1,147,061  $    5,888,295  $    1,914,158  $    3,806,012
                                   ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                       Putnam          Putnam          Putnam          Putnam          Putnam          Putnam
                                   Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                    Sub-Account      Sub-Account     Sub-Account     Sub-Account    Sub-Account      Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------
                                                                                                                        VT
                                    VT Growth and     VT Growth       VT Health                                    International
                                        Income      Opportunities     Sciences      VT High Yield     VT Income       Equity
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $    9,597,228  $      155,648  $       46,124  $    7,947,032  $    6,415,630  $    3,616,826
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk         (8,138,857)       (334,725)     (1,078,146)     (1,377,094)     (2,799,476)     (3,584,146)
    Administrative expense               (163,061)           (170)        (18,432)        (68,849)       (116,409)       (154,813)
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)        1,295,310        (179,247)     (1,050,454)      6,501,089       3,499,745        (122,133)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales               106,510,460       5,278,189      13,340,992      24,104,480      32,226,497      51,302,815
    Cost of investments sold          100,366,262       7,568,445      12,831,963      24,323,988      32,005,377      47,728,887
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                  6,144,198      (2,290,256)        509,029        (219,508)        221,120       3,573,928

Realized gain distributions                     -               -               -               -       2,231,523               -
                                   --------------  --------------  --------------  --------------  --------------  --------------
    Net realized gains (losses)         6,144,198      (2,290,256)        509,029        (219,508)      2,452,643       3,573,928

Change in unrealized gains (losses)    13,955,866       2,990,297       9,257,489      (4,698,100)     (4,140,907)     22,235,438
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments    20,100,064         700,041       9,766,518      (4,917,608)     (1,688,264)     25,809,366
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                $   21,395,374  $      520,794  $    8,716,064  $    1,583,481  $    1,811,481  $   25,687,233
                                   ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                      VT              VT
                                International    International
                                  Growth and          New                               VT               VT             VT New
                                   Income        Opportunities    VT Investors     Mid Cap Value    Money Market     Opportunities
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                      $       446,407  $       208,099  $     1,711,628  $        21,531  $     2,319,075  $       132,050
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk        (708,533)        (427,207)      (2,271,764)        (160,469)      (1,295,565)      (1,647,607)
    Administrative expense                  (5)               -          (23,963)               -         (101,906)         (20,985)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (262,131)        (219,108)        (584,099)        (138,938)         921,604       (1,536,542)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales              8,801,359        7,418,996       30,379,223        1,473,981       74,141,026       20,777,275
    Cost of investments sold         7,530,525        7,558,586       36,046,965        1,305,994       74,141,026       33,990,827
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                 1,270,834         (139,590)      (5,667,742)         167,987                -      (13,213,552)

Realized gain distributions                  -                -                -          172,879                -                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Net realized gains (losses)       1,270,834         (139,590)      (5,667,742)         340,866                -      (13,213,552)

Change in unrealized gains
  (losses)                           5,528,462        5,211,017       18,148,940        1,231,877                -       24,334,175
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Net realized and
     unrealized gains
     (losses) on investments         6,799,296        5,071,427       12,481,198        1,572,743                -       11,120,623
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS       $     6,537,165  $     4,852,319  $    11,897,099  $     1,433,805  $       921,604  $     9,584,081
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   VT OTC &                                          VT Utilities
                                                   Emerging                         VT Small Cap      Growth and
                                 VT New Value       Growth         VT Research         Value            Income          VT Vista
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                      $     1,291,654  $             -  $       830,504  $       298,033  $       927,701  $             -
Charges from Allstate Life
  Insurance Company:
   Mortality and expense
     risk                           (2,163,710)        (428,834)      (1,321,993)      (2,373,441)        (670,651)      (1,305,520)
   Administrative expense              (68,460)               -          (16,029)         (45,101)         (12,962)         (28,163)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Net investment income
     (loss)                           (940,516)        (428,834)        (507,518)      (2,120,509)         244,088       (1,333,683)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES)
   ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             23,219,054        6,469,952       18,522,688       35,009,989       10,062,311       18,143,124
    Cost of investments sold        20,000,654       11,126,424       19,708,773       23,940,705       10,085,275       20,342,682
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                 3,218,400       (4,656,472)      (1,186,085)      11,069,284          (22,964)      (2,199,558)

Realized gain distributions                  -                -                -        9,671,182                -                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Net realized gains
     (losses)                        3,218,400       (4,656,472)      (1,186,085)      20,740,466          (22,964)      (2,199,558)

Change in unrealized gains
   (losses)                          5,005,835        6,940,032        5,027,353      (10,103,190)       3,037,643       13,058,822
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Net realized and
     unrealized gains
     (losses) on investments         8,224,235        2,283,560        3,841,268       10,637,276        3,014,679       10,859,264
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS       $     7,283,719  $     1,854,726  $     3,333,750  $     8,516,767  $     3,258,767  $     9,525,581
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Salomon           Salomon
                                                                    Brothers           Brothers
                                                                    Variable          Variable          Scudder         Scudder
                                   Putnam            Rydex           Series            Series          Variable         Variable
                               Variable Trust   Variable Trust      Funds Inc.       Funds Inc.        Series I         Series I
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                    21st Century
                                 VT Voyager        Rydex OTC         All Cap         Investors       Growth (n)       Balanced (o)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                      $     2,452,144  $             -  $            54  $            95  $             -  $        83,495
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk      (4,955,444)             (38)             (86)            (108)          (1,114)          (3,976)
    Administrative expense            (167,793)              (3)              (7)              (7)            (761)          (2,791)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Net investment income
  (loss)                            (2,671,093)             (41)             (39)             (20)          (1,875)          76,728
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             74,990,713               42              202              283          743,243        2,885,518
    Cost of investments sold       102,641,655               41              173              262          931,807        3,065,762
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Realized gains (losses)
      on fund shares               (27,650,942)               1               29               21         (188,564)        (180,244)

Realized gain distributions                  -                -                5                -                -                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                       (27,650,942)               1               34               21         (188,564)        (180,244)

Change in unrealized gains
  (losses)                          44,001,710              234              159              378          124,230           24,562
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and unrealized
  gains (losses) on investm         16,350,768              235              193              399          (64,334)        (155,682)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN
  NET ASSETS FROM OPERATIONS   $    13,679,675  $           194  $           154  $           379  $       (66,209) $       (78,954)
                               ===============  ===============  ===============  ===============  ===============  ===============

(n) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(o) On April 29, 2005, Balanced merged into Total Return

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                   Scudder          Scudder          Scudder          Scudder          Scudder          Scudder
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                  Series I         Series I         Series I         Series I         Series I         Series I
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                    Capital          Global         Growth and
                                    Bond          Growth (p)        Discovery         Income        International    Money Market
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                      $        42,280  $        18,098  $        11,060  $        15,605  $        13,275  $        23,833
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk          (4,981)         (10,038)          (7,865)          (5,029)          (3,485)          (3,960)
    Administrative expense              (3,550)          (6,935)          (5,429)          (3,581)          (2,349)          (2,674)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income (loss)          33,749            1,125           (2,234)           6,995            7,441           17,199
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                333,982          503,538          392,953          287,361           95,564          261,366
    Cost of investments sold           328,310          507,567          307,208          260,052           89,376          261,366
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                     5,672           (4,029)          85,745           27,309            6,188                -

Realized gain distributions             10,777                -                -                -                -                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains (losses)         16,449           (4,029)          85,745           27,309            6,188                -

Change in unrealized gains
  (losses)                             (29,259)         216,750          209,422           21,114          102,844                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and unrealized
    gains (losses) on
    investments                        (12,810)         212,721          295,167           48,423          109,032                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS       $        20,939  $       213,846  $       292,933  $        55,418  $       116,473  $        17,199
                               ===============  ===============  ===============  ===============  ===============  ===============

(p) On April 29, 2005, Growth merged into Capital Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                          Scudder       Scudder       Scudder      STI Classic      STI Classic      STI Classic
                                          Variable     Variable       Variable       Variable         Variable         Variable
                                         Series II     Series II     Series II        Trust            Trust            Trust
                                        Sub-Account   Sub-Account   Sub-Account    Sub-Account      Sub-Account      Sub-Account
                                        -----------   -----------   ------------  --------------   --------------   --------------
                                                       Small Cap       Total                            STI
                                                        Growth        Return        STI Capital     International   STI Investment
                                         Growth (p)     (e) (n)       (e)(o)       Appreciation        Equity         Grade Bond
                                        -----------   -----------   -----------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                               $     6,525   $         -   $         -   $       44,371   $      119,679   $      526,940
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk               (1,065)       (2,212)       (7,850)        (446,809)         (65,705)        (181,227)
    Administrative expense                     (736)       (1,513)       (5,510)         (34,728)          (5,127)         (14,651)
                                        -----------   -----------   -----------   --------------   --------------   --------------
  Net investment income (loss)                4,724        (3,725)      (13,360)        (437,166)          48,847          331,062
                                        -----------   -----------   -----------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                     763,229        65,183       449,835       13,169,571        1,884,919        4,878,890
    Cost of investments sold                762,898        59,649       425,507       13,835,486        1,845,159        4,814,450
                                        -----------   -----------   -----------   --------------   --------------   --------------

  Realized gains (losses)
    on fund shares                              331         5,534        24,328         (665,915)          39,760           64,440

Realized gain distributions                       -             -             -                -                -                -
                                        -----------   -----------   -----------   --------------   --------------   --------------

  Net realized gains (losses)                   331         5,534        24,328         (665,915)          39,760           64,440

Change in unrealized gains (losses)         (30,107)      104,480       160,799           (1,988)         425,009         (296,730)
                                        -----------   -----------   -----------   --------------   --------------   --------------

  Net realized and unrealized
    gains (losses) on investments           (29,776)      110,014       185,127         (667,903)         464,769         (232,290)
                                        -----------   -----------   -----------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                       $   (25,052)  $   106,289   $   171,767   $   (1,105,069)  $      513,616   $       98,772
                                        ===========   ===========   ===========   ==============   ==============   ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(n) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(o) On April 29, 2005, Balanced merged into Total Return
(p) On April 29, 2005, Growth merged into Capital Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       The Universal  The Universal
                                     STI Classic      STI Classic      STI Classic      STI Classic    Institutional  Institutional
                                   Variable Trust   Variable Trust   Variable Trust   Variable Trust    Funds, Inc.    Funds, Inc.
                                     Sub-Account      Sub-Account      Sub-Account      Sub-Account    Sub-Account    Sub-Account
                                   --------------   --------------   --------------   --------------   -------------  -------------
                                                                                                         Van Kampen    Van Kampen
                                      STI Large        STI Large                                        UIF Emerging       UIF
                                    Cap Relative       Cap Value          STI          STI Small Cap      Markets        Equity
                                     Value (q)         Equity (r)    Mid-Cap Equity    Value Equity       Equity         Growth
                                   --------------   --------------   --------------   --------------   -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $       49,666   $      487,620   $       50,473   $       49,395   $     176,897  $     329,171
Charges from Allstate Life
 Insurance Company:
  Mortality and expense risk              (71,751)        (402,646)        (151,278)        (144,892)       (695,439)      (960,183)
  Administrative expense                   (6,311)         (31,677)         (11,950)         (11,632)        (45,630)       (79,080)
                                   --------------   --------------   --------------   --------------   -------------  -------------
Net investment income (loss)              (28,396)          53,297         (112,755)        (107,129)       (564,172)      (710,092)
                                   --------------   --------------   --------------   --------------   -------------  -------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                 1,160,214       10,105,796        3,984,635        3,084,925      25,649,180     24,857,473
    Cost of investments sold              994,352        9,598,253        3,773,521        1,839,836      21,206,660     25,801,697
                                   --------------   --------------   --------------   --------------   -------------  -------------

    Realized gains (losses)
      on fund shares                      165,862          507,543          211,114        1,245,089       4,442,520       (944,224)

Realized gain distributions                     -                -                -        1,177,441               -              -
                                   --------------   --------------   --------------   --------------   -------------  -------------

  Net realized gains (losses)             165,862          507,543          211,114        2,422,530       4,442,520       (944,224)

Change in unrealized gains
  (losses)                                258,834           93,439        1,276,351       (1,266,830)      9,202,058     10,095,394
                                   --------------   --------------   --------------   --------------   -------------  -------------

  Net realized and unrealized
    gains (losses) on investments         424,696          600,982        1,487,465        1,155,700      13,644,578      9,151,170
                                   --------------   --------------   --------------   --------------   -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $      396,300   $      654,279   $    1,374,710   $    1,048,571   $  13,080,406  $   8,441,078
                                   ==============   ==============   ==============   ==============   =============  =============

(q) Previously known as STI Growth & Income
(r) Previously known as STI Value Income Stock

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                    The Universal  The Universal  The Universal    The Universal     The Universal    The Universal
                                    Institutional  Institutional  Institutional    Institutional     Institutional    Institutional
                                     Funds, Inc.    Funds, Inc.    Funds, Inc.      Funds, Inc.        Funds, Inc.     Funds, Inc.
                                     Sub-Account    Sub-Account    Sub-Account      Sub-Account        Sub-Account     Sub-Account
                                   --------------  -------------  -------------  -----------------  ----------------  -------------
                                                     Van Kampen     Van Kampen      Van Kampen                         Van Kampen
                                   Van Kampen UIF    UIF Global      UIF High    UIF International   Van Kampen UIF      UIF U.S.
                                    Fixed Income    Value Equity      Yield           Magnum         Mid Cap Growth   Mid Cap Value
                                   --------------  -------------  -------------  -----------------  ----------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $       79,443  $         458  $       1,369  $         413,369  $              -  $     437,050
Charges from Allstate Life
Insurance Company:
  Mortality and expense risk              (33,304)          (582)        (1,370)          (503,978)         (576,360)    (2,129,681)
  Administrative expense                   (2,479)           (46)           (98)           (33,678)          (37,238)      (152,178)
                                   --------------  -------------  -------------  -----------------  ----------------  -------------

  Net investment income (loss)             43,660           (170)           (99)          (124,287)         (613,598)    (1,844,809)
                                   --------------  -------------  -------------  -----------------  ----------------  -------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                   979,979          1,089        335,963         15,879,016        20,571,183     41,232,592
    Cost of investments sold              947,589            916        288,903         14,435,466        17,822,846     34,489,137
                                   --------------  -------------  -------------  -----------------  ----------------  -------------

    Realized gains (losses)
      on fund shares                       32,390            173         47,060          1,443,550         2,748,337      6,743,455

Realized gain distributions                16,291            314              -                  -                 -      1,948,774
                                   --------------  -------------  -------------  -----------------  ----------------  -------------

    Net realized gains (losses)            48,681            487         47,060          1,443,550         2,748,337      8,692,229

Change in unrealized gains
  (losses)                                (21,276)         1,666        (55,490)         1,725,734         3,449,254      6,830,025
                                   --------------  -------------  -------------  -----------------  ----------------  -------------

  Net realized and unrealized
    gains (losses) on investments          27,405          2,153         (8,430)         3,169,284         6,197,591     15,522,254
                                   --------------  -------------  -------------  -----------------  ----------------  -------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS           $       71,065  $       1,983  $      (8,529) $       3,044,997  $      5,583,993  $  13,677,445
                                   ==============  =============  =============  =================  ================  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                                                   The Universal   The Universal   The Universal   The Universal
                                   The Universal   The Universal   Institutional   Institutional   Institutional   Institutional
                                   Institutional   Institutional    Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.
                                    Funds, Inc.     Funds, Inc.      (Class II)      (Class II)      (Class II)      (Class II)
                                    Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------
                                                                     Van Kampen      Van Kampen      Van Kampen
                                     Van Kampen                     UIF Emerging    UIF Emerging   UIF Equity and  Van Kampen UIF
                                      UIF U.S.       Van Kampen     Markets Debt   Markets Equity      Income      Equity Growth
                                    Real Estate      UIF Value       (Class II)      (Class II)      (Class II)      (Class II)
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $      865,399  $        4,512  $    1,588,582  $       52,010  $      275,808  $       65,363
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk         (1,075,640)         (4,948)       (306,298)       (213,309)       (595,563)       (266,934)
    Administrative expense                (70,425)           (335)        (40,420)        (29,478)        (81,771)        (34,517)
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)         (280,666)           (771)      1,241,864        (190,777)       (401,526)       (236,088)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                21,188,626          37,453       4,627,987       8,763,716      15,519,205       5,126,087
    Cost of investments sold           14,527,018          31,206       4,561,471       7,705,809      15,083,700       4,697,379
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                  6,661,608           6,247          66,516       1,057,907         435,505         428,708

Realized gain distributions             1,911,474          18,706         338,874               -         440,593               -
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)         8,573,082          24,953         405,390       1,057,907         876,098         428,708

Change in unrealized gains
  (losses)                              1,622,054         (14,187)        501,823       3,437,670       2,271,605       2,336,944
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                      10,195,136          10,766         907,213       4,495,577       3,147,703       2,765,652
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $    9,914,470  $        9,995  $    2,149,077  $    4,304,800  $    2,746,177  $    2,529,564
                                   ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                    The Universal   The Universal   The Universal   The Universal   The Universal    Van Kampen
                                    Institutional   Institutional   Institutional   Institutional   Institutional       Life
                                     Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.     Investment
                                      (Class II)     (Class II)      (Class II)      (Class II)       (Class II)        Trust
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------
                                     Van Kampen                    Van Kampen UIF  Van Kampen UIF     Van Kampen
                                     UIF Global    Van Kampen UIF   Small Company   U.S. Mid Cap       UIF U.S.
                                     Franchise     Mid Cap Growth      Growth           Value        Real Estate
                                     (Class II)      (Class II)      (Class II)      (Class II)       (Class II)    LIT Comstock
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $            -  $            -  $            -  $      127,415  $      864,326  $    1,336,503
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk           (800,318)       (442,111)       (388,356)       (748,752)     (1,094,186)     (1,524,212)
    Administrative expense               (105,632)        (57,373)        (48,002)        (96,214)       (143,994)       (112,126)
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)         (905,950)       (499,484)       (436,358)       (717,551)       (373,854)       (299,835)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                20,056,547      14,337,312       5,410,006      15,871,108      23,043,234      33,321,083
    Cost of investments sold           19,150,951      12,943,145       4,666,556      14,952,009      19,748,236      29,705,756
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                    905,596       1,394,167         743,450         919,099       3,294,998       3,615,327

Realized gain distributions               146,416               -         152,704         688,648       2,037,416       3,655,680
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)         1,052,012       1,394,167         896,154       1,607,747       5,332,414       7,271,007

Change in unrealized gains
  (losses)                              5,001,853       3,561,929       2,220,261       4,312,502       6,168,507      (3,659,429)
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                       6,053,865       4,956,096       3,116,415       5,920,249      11,500,921       3,611,578
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $    5,147,915  $    4,456,612  $    2,680,057  $    5,202,698  $   11,127,067  $    3,311,743
                                   ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                                                                     Van Kampen      Van Kampen      Van Kampen
                                      Van Kampen     Van Kampen      Van Kampen         Life            Life            Life
                                         Life           Life            Life         Investment      Investment      Investment
                                      Investment     Investment      Investment         Trust           Trust           Trust
                                        Trust           Trust           Trust        (Class II)      (Class II)      (Class II)
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------

                                                                                   LIT Aggressive                   LIT Emerging
                                    LIT Emerging                         LIT           Growth       LIT Comstock       Growth
                                       Growth      LIT Government   Money Market     (Class II)      (Class II)      (Class II)
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $      196,869  $       76,439  $       73,541  $            -  $    2,396,152  $        7,961
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk         (1,033,602)        (22,058)        (33,136)       (334,204)     (4,352,911)     (1,033,616)
    Administrative expense                (72,253)         (1,829)         (2,738)        (35,068)       (434,582)        (96,787)
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)         (908,986)         52,552          37,667        (369,272)     (2,391,341)     (1,122,442)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                30,488,321         500,649       1,670,264       9,048,049      74,282,172      13,939,588
    Cost of investments sold           36,579,135         500,607       1,670,264       8,558,682      70,483,422      13,211,127
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                 (6,090,814)             42               -         489,367       3,798,750         728,461

Realized gain distributions                     -               -               -               -       8,297,097               -
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)        (6,090,814)             42               -         489,367      12,095,847         728,461

Change in unrealized gains
  (losses)                             10,975,234         (10,578)              -       1,834,989      (1,599,737)      4,192,013
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                       4,884,420         (10,536)              -       2,324,356      10,496,110       4,920,474
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $    3,975,434  $       42,016  $       37,667  $    1,955,084  $    8,104,769  $    3,798,032
                                   ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------

                                       Van Kampen       Van Kampen
                                          Life             Life
                                       Investment       Investment
                                         Trust            Trust
                                       (Class II)       (Class II)
                                      Sub-Account      Sub-Account
                                     --------------   --------------

                                     LIT Growth and        LIT
                                         Income        Money Market
                                       (Class II)       (Class II)
                                     --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $      995,968   $      596,447
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk           (1,887,741)        (337,800)
    Administrative expense                 (243,241)         (45,350)
                                     --------------   --------------

    Net investment income (loss)         (1,135,014)         213,297
                                     --------------   --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                  26,575,040        8,838,026
    Cost of investments sold             24,448,620        8,838,026
                                     --------------   --------------

      Realized gains (losses)
        on fund shares                    2,126,420                -

Realized gain distributions               2,812,355                -
                                     --------------   --------------

    Net realized gains (losses)           4,938,775                -

Change in unrealized gains (losses)       6,088,763                -
                                     --------------   --------------

    Net realized and unrealized
      gains (losses) on investments      11,027,538                -
                                     --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $    9,892,524   $      213,297
                                     ==============   ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            AIM Variable                    AIM Variable                    AIM Variable
                                              Insurance                       Insurance                       Insurance
                                                 Funds                           Funds                           Funds
                                              Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                       AIM V. I.                       AIM V. I.
                                          Aggressive Growth               Basic Balanced (a)                 Basic Value
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005          2004 (s)
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (368,494) $     (391,334) $       20,111  $       28,597  $     (426,102) $     (425,577)
Net realized gains (losses)               (672,913)     (1,168,541)       (659,787)     (1,101,935)      1,537,033         617,308
Change in unrealized gains (losses)      2,084,268       4,335,389       2,697,431       4,604,480         282,136       2,630,038
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        1,042,861       2,775,514       2,057,755       3,531,142       1,393,067       2,821,769
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    22,505          89,370          53,656         264,982          27,627          82,396
Benefit payments                          (670,458)       (532,368)     (2,089,350)     (2,135,676)       (799,105)       (334,755)
Payments on termination                 (1,991,348)     (2,295,083)     (6,351,818)     (5,130,966)     (3,778,661)     (3,305,754)
Contract maintenance charge                (13,973)        (15,792)        (22,892)        (24,997)        (12,100)        (10,354)
Transfers among the sub-accounts
  and with the Fixed Account - net        (798,235)       (675,572)       (376,249)      3,436,033       2,809,832       7,384,538
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (3,451,509)     (3,429,445)     (8,786,653)     (3,590,624)     (1,752,407)      3,816,071
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (2,408,648)       (653,931)     (6,728,898)        (59,482)       (359,340)      6,637,840

NET ASSETS AT BEGINNING OF PERIOD       29,359,930      30,013,861      61,381,616      61,441,098      33,661,411      27,023,571
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   26,951,282  $   29,359,930  $   54,652,718  $   61,381,616  $   33,302,071  $   33,661,411
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                            2,810,200       3,182,724       5,868,136       6,229,620       2,711,020       2,384,831
      Units issued                         265,811         260,307         625,884         865,156         717,187       1,017,122
      Units redeemed                      (621,891)       (632,831)     (1,464,365)     (1,226,640)       (856,553)       (690,933)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               2,454,120       2,810,200       5,029,655       5,868,136       2,571,654       2,711,020
                                    ==============  ==============  ==============  ==============  ==============  ==============

(a) Previously known as AIM V. I. Balanced
(s) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                               Insurance                       Insurance                      Insurance
                                                 Funds                           Funds                          Funds
                                              Sub-Account                     Sub-Account                    Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                       AIM V. I.                       AIM V. I.
                                               Blue Chip                 Capital Appreciation            Capital Development
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (178,511) $     (316,573) $   (1,654,571) $   (1,955,543) $     (325,538) $     (291,436)
Net realized gains (losses)               (613,618)       (902,235)     (1,646,079)     (3,846,783)        765,593         505,435
Change in unrealized gains (losses)      1,142,720       1,906,146      11,044,610      11,895,462       1,459,050       2,580,175
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          350,591         687,338       7,743,960       6,093,136       1,899,105       2,794,174
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     8,134          88,791         346,802         599,593           6,088          21,646
Benefit payments                          (655,291)       (738,126)     (2,782,341)     (2,704,200)       (419,398)       (712,285)
Payments on termination                 (2,209,932)     (2,107,193)    (15,414,975)    (16,187,368)     (2,346,698)     (1,882,175)
Contract maintenance charge                (11,802)        (13,199)        (59,747)        (70,305)         (8,078)         (7,361)
Transfers among the sub-accounts
  and with the Fixed Account - net        (645,789)      1,008,271      (4,291,485)     (1,424,435)      2,773,295       3,085,772
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (3,514,680)     (1,761,456)    (22,201,746)    (19,786,715)          5,209         505,597
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (3,164,089)     (1,074,118)    (14,457,786)    (13,693,579)      1,904,314       3,299,771

NET ASSETS AT BEGINNING OF PERIOD       23,985,160      25,059,278     130,812,421     144,506,000      23,186,341      19,886,570
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   20,821,071  $   23,985,160  $  116,354,635  $  130,812,421  $   25,090,655  $   23,186,341
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               3,828,137       4,128,148      13,757,751      15,662,353       1,701,239       1,671,654
      Units issued                         328,056         634,180       2,035,513       4,843,526         415,204         502,704
      Units redeemed                      (900,156)       (934,191)     (4,208,213)     (6,748,128)       (423,346)       (473,119)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               3,256,037       3,828,137      11,585,051      13,757,751       1,693,097       1,701,239
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                               Insurance                       Insurance                      Insurance
                                                 Funds                           Funds                          Funds
                                              Sub-Account                     Sub-Account                    Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                       AIM V. I.                      AIM V. I.
                                              Core Equity               Demographic Trends (b)            Diversified Income
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       64,437  $     (563,234) $     (145,441) $     (171,161) $    1,292,980  $    1,290,839
Net realized gains (losses)                286,653      (1,114,610)     (1,181,356)     (1,077,441)       (529,322)       (616,394)
Change in unrealized gains (losses)      3,565,409      10,530,797       1,735,286       2,008,447        (329,502)        408,029
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        3,916,499       8,852,953         408,489         759,845         434,156       1,082,474
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   108,408         288,966          11,367          41,182          22,007         253,635
Benefit payments                        (3,377,614)     (3,867,673)       (462,972)       (198,242)     (1,306,605)     (1,301,038)
Payments on termination                (13,331,985)    (13,033,229)     (1,563,312)       (972,346)     (4,091,502)     (3,780,938)
Contract maintenance charge                (57,810)        (66,359)         (6,378)         (7,577)         (8,625)         (9,793)
Transfers among the sub-accounts
  and with the Fixed Account - net      (3,398,637)     (3,416,382)       (840,397)        (11,853)      1,587,854       1,581,715
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions           (20,057,638)    (20,094,677)     (2,861,692)     (1,148,836)     (3,796,871)     (3,256,419)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS      (16,141,139)    (11,241,724)     (2,453,203)       (388,991)     (3,362,715)     (2,173,945)

NET ASSETS AT BEGINNING OF PERIOD      122,557,863     133,799,587      12,448,911      12,837,902      30,206,364      32,380,309
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $  106,416,724  $  122,557,863  $    9,995,708  $   12,448,911  $   26,843,649  $   30,206,364
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                              10,304,475      11,985,687       2,398,585       2,637,740       2,590,685       2,854,223
      Units issued                         665,275         721,655         250,168         268,475         481,138         618,925
      Units redeemed                    (2,236,714)     (2,402,867)       (809,325)       (507,630)       (786,266)       (882,463)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               8,733,036      10,304,475       1,839,428       2,398,585       2,285,557       2,590,685
                                    ==============  ==============  ==============  ==============  ==============  ==============

(b) Previously known as AIM V. I. Dent Demographics

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                     AIM Variable            AIM Variable                    AIM Variable
                                       Insurance              Insurance                       Insurance
                                         Funds                  Funds                           Funds
                                      Sub-Account            Sub-Account                     Sub-Account
                                    --------------  ------------------------------  ------------------------------

                                       AIM V. I.              AIM V. I.
                                        Global                Government                       AIM V. I.
                                       Utilities              Securities                        Growth
                                    --------------  ------------------------------  ------------------------------

                                       2004 (t)          2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      293,631  $      584,747  $      960,137  $   (1,094,101) $   (1,226,103)
Net realized gains (losses)             (5,603,660)        237,311         624,146      (5,776,165)     (8,187,475)
Change in unrealized gains (losses)      5,354,167        (729,599)     (1,071,944)     11,030,910      14,617,270
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           44,138          92,459         512,339       4,160,644       5,203,692
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    21,208          12,105         209,950          98,170         307,056
Benefit payments                          (100,962)     (1,695,940)     (1,266,945)     (2,236,761)     (2,087,933)
Payments on termination                   (204,535)     (5,311,391)     (4,820,299)     (8,273,756)     (9,045,114)
Contract maintenance charge                 (1,746)        (11,760)        (14,298)        (40,753)        (47,746)
Transfers among the sub-accounts
  and with the Fixed Account - net     (10,121,476)     (1,348,494)     (5,801,502)     (3,372,611)     (1,445,095)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions           (10,407,511)     (8,355,480)    (11,693,094)    (13,825,711)    (12,318,832)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS      (10,363,373)     (8,263,021)    (11,180,755)     (9,665,067)     (7,115,140)

NET ASSETS AT BEGINNING OF PERIOD       10,363,373      41,388,456      52,569,211      84,293,920      91,409,060
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $            -  $   33,125,435  $   41,388,456  $   74,628,853  $   84,293,920
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               1,175,101       3,233,611       4,155,599      11,996,211      13,667,032
      Units issued                       1,159,161         405,705         676,377       2,145,677       7,963,511
      Units redeemed                    (2,334,262)     (1,052,106)     (1,598,365)     (4,064,345)     (9,634,332)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                       -       2,587,210       3,233,611      10,077,543      11,996,211
                                    ==============  ==============  ==============  ==============  ==============

(t) On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I.
Utilities

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                   AIM Variable                      AIM Variable
                                               Insurance                      Insurance                        Insurance
                                                 Funds                          Funds                            Funds
                                              Sub-Account                    Sub-Account                      Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                       AIM V. I.                       AIM V. I. Mid
                                              High Yield                 International Growth                 Cap Core Equity
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $    1,188,253  $      292,772  $     (345,899) $     (314,976) $     (246,596) $     (251,882)
Net realized gains (losses)                 24,398        (255,926)      1,304,497        (212,755)      1,739,308       1,582,640
Change in unrealized gains (losses)       (994,898)      1,735,388       6,687,181       9,289,651         230,659       1,218,534
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          217,753       1,772,234       7,645,779       8,761,920       1,723,371       2,549,292
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    14,923          57,947          51,152         127,434         117,308         158,215
Benefit payments                          (667,370)       (833,138)     (1,286,573)     (1,029,895)       (289,408)       (439,049)
Payments on termination                 (2,412,404)     (2,295,113)     (5,551,814)     (5,262,184)     (2,977,917)     (2,228,618)
Contract maintenance charge                 (6,020)         (7,086)        (22,002)        (21,304)         (8,575)         (5,860)
Transfers among the sub-accounts
  and with the Fixed Account - net        (980,059)        529,162       5,500,032       2,664,174       6,168,348       8,390,253
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (4,050,930)     (2,548,228)     (1,309,205)     (3,521,775)      3,009,756       5,874,941
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (3,833,177)       (775,994)      6,336,574       5,240,145       4,733,127       8,424,233

NET ASSETS AT BEGINNING OF PERIOD       19,434,444      20,210,438      47,558,998      42,318,853      25,617,458      17,193,225
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   15,601,267  $   19,434,444  $   53,895,572  $   47,558,998  $   30,350,585  $   25,617,458
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               1,992,886       2,275,681       3,968,781       4,237,112       1,876,228       1,375,001
      Units issued                         357,522         439,046         954,641         748,437       1,855,020       2,006,150
      Units redeemed                      (772,858)       (721,841)       (951,934)     (1,016,768)     (1,559,007)     (1,504,923)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,577,550       1,992,886       3,971,488       3,968,781       2,172,241       1,876,228
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                             AIM Variable            AIM Variable            AIM Variable
                                               Insurance               Insurance              Insurance
                                                 Funds                   Funds                  Funds
                                              Sub-Account             Sub-Account            Sub-Account
                                    ------------------------------  --------------  ------------------------------

                                              AIM V. I.              AIM V. I. New            AIM V. I.
                                             Money Market             Technology            Premier Equity
                                    ------------------------------  --------------  ------------------------------

                                         2005            2004          2004 (u)          2005            2004
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      242,582  $     (211,915) $      (38,167) $     (997,413) $   (1,808,651)
Net realized gains (losses)                      -               -     (14,059,088)     (6,051,321)     (9,592,272)
Change in unrealized gains (losses)              -               -      13,545,911      12,742,532      18,050,835
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          242,582        (211,915)       (551,344)      5,693,798       6,649,912
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    15,483          85,031          11,193         172,425         547,068
Benefit payments                       (12,980,203)     (8,708,491)        (44,381)     (5,301,618)     (4,395,116)
Payments on termination                 (8,903,804)    (12,264,941)       (277,690)    (17,432,839)    (18,084,502)
Contract maintenance charge                 (8,289)        (10,713)         (2,109)        (86,130)       (103,333)
Transfers among the sub-accounts
  and with the Fixed Account - net      16,782,968       7,770,364      (7,129,461)     (9,459,939)    (11,445,953)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (5,093,845)    (13,128,750)     (7,442,448)    (32,108,101)    (33,481,836)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (4,851,263)    (13,340,665)     (7,993,792)    (26,414,303)    (26,831,924)

NET ASSETS AT BEGINNING OF PERIOD       25,036,975      38,377,640       7,993,792     172,357,116     199,189,040
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   20,185,712  $   25,036,975  $            -  $  145,942,813  $  172,357,116
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               2,239,273       3,415,494       1,273,805      19,267,691      23,026,745
      Units issued                       3,730,812       4,090,093       1,364,777       2,333,499       4,969,993
      Units redeemed                    (4,177,182)     (5,266,314)     (2,638,582)     (5,838,580)     (8,729,047)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,792,903       2,239,273               -      15,762,610      19,267,691
                                    ==============  ==============  ==============  ==============  ==============

(u) On April 30, 2004, AIM V. I. New Technology merged into AIM V. I. Technology

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                               Insurance                       Insurance                      Insurance
                                                 Funds                           Funds                     Funds Series II
                                              Sub-Account                     Sub-Account                    Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              AIM V. I.                        AIM V. I.                       AIM V. I.
                                             Technology                       Utilities                     Aggressive Growth II
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005        2004 (u) (v)        2005        2004 (t) (v)        2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (84,209) $      (65,379) $      144,416  $      (95,999) $      (10,274) $       (9,568)
Net realized gains (losses)                102,452           8,384         540,032          91,251           4,849          10,607
Change in unrealized gains (losses)        (44,805)        777,889       1,090,839       2,139,389          28,161          50,816
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          (26,562)        720,894       1,775,287       2,134,641          22,736          51,855
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     8,109           6,236           5,380           3,880           6,106               -
Benefit payments                          (116,194)        (66,303)       (406,298)       (134,934)              -               -
Payments on termination                   (710,996)       (629,212)     (1,453,411)       (579,273)         (8,674)        (46,452)
Contract maintenance charge                 (3,831)         (2,641)         (5,774)         (3,498)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net        (448,905)      7,266,346       2,562,546      10,182,228          18,981          39,384
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (1,271,817)      6,574,426         702,443       9,468,403          16,413          (7,068)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (1,298,379)      7,295,320       2,477,730      11,603,044          39,149          44,787

NET ASSETS AT BEGINNING OF PERIOD        7,295,320               -      11,603,044               -         594,230         549,443
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    5,996,941  $    7,295,320  $   14,080,774  $   11,603,044  $      633,379  $      594,230
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 657,425               -         948,229               -          54,443          55,169
      Units issued                          76,130       1,552,587         527,651       2,139,907           4,820           4,591
      Units redeemed                      (197,473)       (895,162)       (477,296)     (1,191,678)         (3,303)         (5,317)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 536,082         657,425         998,584         948,229          55,960          54,443
                                    ==============  ==============  ==============  ==============  ==============  ==============

(t) On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I.
Utilities
(u) On April 30, 2004, AIM V. I. New Technology merged into AIM V. I. Technology
(v) For the period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            AIM Variable                    AIM Variable                    AIM Variable
                                              Insurance                       Insurance                       Insurance
                                           Funds Series II                 Funds Series II                 Funds Series II
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              AIM V. I.                       AIM V. I.                       AIM V. I.
                                        Basic Balanced II (c)              Basic Value II                   Blue Chip II
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       (7,007) $       (2,063) $     (367,775) $     (271,577) $      (12,536) $      (15,597)
Net realized gains (losses)                 26,918           8,568         531,298         149,442          11,079          13,995
Change in unrealized gains (losses)         47,456         103,735         625,320       1,670,380          17,568          29,664
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           67,367         110,240         788,843       1,548,245          16,111          28,062
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       800         134,871       1,494,568       7,939,115           7,926          81,022
Benefit payments                            (3,334)         (2,907)       (234,236)        (96,452)         (1,211)         (1,351)
Payments on termination                   (183,441)        (38,509)       (696,246)       (319,634)        (33,938)        (18,023)
Contract maintenance charge                      -               -         (64,500)        (36,796)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net          48,100         239,907        (188,928)      1,923,398         (29,700)         44,436
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (137,875)        333,362         310,658       9,409,631         (56,923)        106,084
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (70,508)        443,602       1,099,501      10,957,876         (40,812)        134,146

NET ASSETS AT BEGINNING OF PERIOD        2,173,518       1,729,916      20,868,026       9,910,150       1,084,671         950,525
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    2,103,010  $    2,173,518  $   21,967,527  $   20,868,026  $    1,043,859  $    1,084,671
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 217,898         183,096       1,549,941         825,029         111,610         100,367
      Units issued                          23,156          44,597         409,587       1,011,118           3,922          22,123
      Units redeemed                       (37,056)         (9,795)       (386,841)       (286,206)         (9,861)        (10,880)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
   period                                  203,998         217,898       1,572,687       1,549,941         105,671         111,610
                                    ==============  ==============  ==============  ==============  ==============  ==============

(c) Previously known as AIM V. I. Balanced II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            AIM Variable                    AIM Variable                    AIM Variable
                                              Insurance                       Insurance                       Insurance
                                           Funds Series II                 Funds Series II                 Funds Series II
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              AIM V. I.                       AIM V. I.                       AIM V. I.
                                       Capital Appreciation II         Capital Development II              Core Equity II
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (123,155) $     (112,048) $       (7,315) $       (5,777) $       (1,366) $       (3,007)
Net realized gains (losses)                135,871          44,864           7,071           1,330           7,935           3,779
Change in unrealized gains (losses)        470,030         374,971          35,972          51,999          10,275          29,437
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          482,746         307,787          35,728          47,552          16,844          30,209
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   210,248       1,630,317             303          22,567             690         100,650
Benefit payments                           (60,896)         (5,405)              -               -               -            (764)
Payments on termination                   (330,132)       (136,755)         (4,284)         (1,232)        (46,576)        (22,864)
Contract maintenance charge                (19,186)        (19,534)              -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net        (493,031)        553,972          70,712          32,312          15,515          27,483
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (692,997)      2,022,595          66,731          53,647         (30,371)        104,505
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         (210,251)      2,330,382         102,459         101,199         (13,527)        134,714

NET ASSETS AT BEGINNING OF PERIOD        7,748,129       5,417,747         420,643         319,444         491,481         356,767
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    7,537,878  $    7,748,129  $      523,102  $      420,643  $      477,954  $      491,481
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 628,627         463,016          36,107          31,129          45,304          35,227
      Units issued                          62,765         299,855          15,264           6,765           2,051          13,631
      Units redeemed                      (121,447)       (134,244)         (9,565)         (1,787)         (4,758)         (3,554)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 569,945         628,627          41,806          36,107          42,597          45,304
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                            AIM Variable                     AIM Variable            AIM Variable
                                              Insurance                        Insurance               Insurance
                                           Funds Series II                  Funds Series II         Funds Series II
                                             Sub-Account                      Sub-Account             Sub-Account
                                    ------------------------------  ------------------------------  --------------

                                                                                                       AIM V. I.
                                               AIM V. I.                          AIM V. I.             Global
                                       Demographic Trends II (d)            Diversified Income II    Utilities II
                                    ------------------------------  ------------------------------  --------------

                                         2005            2004            2005            2004          2004 (w)
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       (4,640) $       (4,674) $       32,324  $       32,098  $        8,879
Net realized gains (losses)                  5,621          12,461          (1,516)             42           9,743
Change in unrealized gains (losses)         12,372           8,916         (22,966)        (11,799)        (18,963)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           13,353          16,703           7,842          20,341            (341)
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     1,183           8,656             500          50,360           2,694
Benefit payments                                 -               -               -               -               -
Payments on termination                    (12,312)        (25,269)        (25,778)        (15,285)         (3,315)
Contract maintenance charge                      -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net             143           3,886          (8,859)        135,252        (281,718)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               (10,986)        (12,727)        (34,137)        170,327        (282,339)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS            2,367           3,976         (26,295)        190,668        (282,680)

NET ASSETS AT BEGINNING OF PERIOD          300,555         296,579         757,806         567,138         282,680
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      302,922  $      300,555  $      731,511  $      757,806  $            -
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  31,387          32,895          68,582          52,855          30,766
      Units issued                           6,116           7,443           3,519          19,583          39,761
      Units redeemed                        (7,199)         (8,951)         (6,587)         (3,856)        (70,527)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  30,304          31,387          65,514          68,582               -
                                    ==============  ==============  ==============  ==============  ==============

(d) Previously known as AIM V. I. Dent Demographics II
(w) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            AIM Variable                    AIM Variable                    AIM Variable
                                              Insurance                       Insurance                       Insurance
                                           Funds Series II                 Funds Series II                 Funds Series II
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              AIM V. I.                       AIM V. I.                       AIM V. I.
                                      Government Securities II                Growth II                     High Yield II
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       31,644  $       45,522  $       (5,035) $       (5,016) $       60,626  $       11,338
Net realized gains (losses)                 (3,316)          3,750          16,409          11,251           9,480           5,623
Change in unrealized gains (losses)        (29,553)        (32,813)          5,168          14,277         (62,623)         51,716
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           (1,225)         16,459          16,542          20,512           7,483          68,677
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         -         194,692           8,976          14,082           1,490          44,619
Benefit payments                           (29,088)              -               -               -               -               -
Payments on termination                   (205,616)       (298,170)        (32,330)         (5,562)        (30,680)        (23,196)
Contract maintenance charge                      -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net           1,254          97,750         (26,613)        (35,002)         15,569         132,841
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (233,450)         (5,728)        (49,967)        (26,482)        (13,621)        154,264
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         (234,675)         10,731         (33,425)         (5,970)         (6,138)        222,941

NET ASSETS AT BEGINNING OF PERIOD        2,411,465       2,400,734         345,405         351,375         836,414         613,473
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    2,176,790  $    2,411,465  $      311,980  $      345,405  $      830,276  $      836,414
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 223,792         224,407          37,130          40,169          65,405          52,479
      Units issued                          16,432          80,253           1,983           5,271           5,804          29,291
      Units redeemed                       (38,018)        (80,868)         (7,288)         (8,310)         (6,874)        (16,365)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 202,206         223,792          31,825          37,130          64,335          65,405
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            AIM Variable                    AIM Variable                    AIM Variable
                                              Insurance                       Insurance                       Insurance
                                           Funds Series II                 Funds Series II                 Funds Series II
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              AIM V. I.                       AIM V. I.                       AIM V. I.
                                       International Growth II         Mid Cap Core Equity II              Money Market II
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       (7,329) $       (5,814) $      (95,862) $      (34,359) $       26,530  $      (24,217)
Net realized gains (losses)                 17,581           6,840         330,038         200,570               -               -
Change in unrealized gains (losses)        116,806         115,461         194,930         132,430               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          127,058         116,487         429,106         298,641          26,530         (24,217)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     3,524          49,111       2,407,058       1,771,917           6,165           8,245
Benefit payments                                 -               -         (58,549)        (15,363)       (299,952)       (141,834)
Payments on termination                    (38,998)        (20,534)       (255,309)       (163,229)     (7,447,783)    (11,451,462)
Contract maintenance charge                      -               -          (8,303)         (1,665)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net         170,945         173,226         704,117         929,787       4,877,375      15,421,190
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               135,471         201,803       2,789,014       2,521,447      (2,864,195)      3,836,139
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          262,529         318,290       3,218,120       2,820,088      (2,837,665)      3,811,922

NET ASSETS AT BEGINNING OF PERIOD          709,983         391,693       4,239,184       1,419,096       5,631,556       1,819,634
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      972,512  $      709,983  $    7,457,304  $    4,239,184  $    2,793,891  $    5,631,556
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  55,701          37,384         374,379         129,846         579,844         185,263
      Units issued                          17,561          21,628         786,949         311,199         603,040       1,643,098
      Units redeemed                        (7,410)         (3,311)       (524,154)        (66,666)       (897,328)     (1,248,517)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  65,852          55,701         637,174         374,379         285,556         579,844
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                     AIM Variable             AIM Variable                   AIM Variable
                                       Insurance               Insurance                      Insurance
                                    Funds Series II         Funds Series II                Funds Series II
                                      Sub-Account             Sub-Account                    Sub-Account
                                    --------------  ------------------------------  ------------------------------

                                     AIM V. I. New              AIM V. I.                      AIM V. I.
                                     Technology II         Premier Equity II                 Technology II
                                    --------------  ------------------------------  ------------------------------

                                       2004 (x)          2005            2004            2005        2004 (v) (x)
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $         (585) $      (54,104) $      (50,323) $       (2,200) $       (1,467)
Net realized gains (losses)                   (181)         45,970          47,942           1,564             312
Change in unrealized gains (losses)         (9,280)        169,893         166,276             847          15,160
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          (10,046)        161,759         163,895             211          14,005
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     2,477         361,419       1,202,933             497               -
Benefit payments                                 -         (21,132)        (81,561)              -               -
Payments on termination                          -        (143,432)        (52,633)        (12,803)         (6,851)
Contract maintenance charge                      -         (14,444)         (9,574)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net         (78,945)        (66,543)        268,935              24         137,320
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               (76,468)        115,868       1,328,100         (12,282)        130,469
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (86,514)        277,627       1,491,995         (12,071)        144,474

NET ASSETS AT BEGINNING OF PERIOD           86,514       4,363,427       2,871,432         144,474               -
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $            -  $    4,641,054  $    4,363,427  $      132,403  $      144,474
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   9,747         376,112         261,746          13,086               -
      Units issued                          21,928         119,353         215,734             391          27,172
      Units redeemed                       (31,675)       (109,694)       (101,368)         (1,514)        (14,086)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                       -         385,771         376,112          11,963          13,086
                                    ==============  ==============  ==============  ==============  ==============

(v) For the period beginning April 30, 2004 and ended December 31, 2004
(x) On April 30, 2004, AIM V. I. New Technology II merged into AIM V. I. Technology II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                               Alliance                       Alliance
                                            AIM Variable                      Bernstein                       Bernstein
                                              Insurance                   Variable Product                Variable Product
                                           Funds Series II                   Series Fund                     Series Fund
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                               Alliance                        Alliance
                                              AIM V. I.                       Bernstein                       Bernstein
                                            Utilities II                       Growth                      Growth & Income
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005        2004 (v) (w)        2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $        4,171  $       (3,973) $     (914,370) $     (665,559) $     (796,387) $   (1,931,445)
Net realized gains (losses)                 11,303             883       1,435,099         238,372       5,579,463       3,531,123
Change in unrealized gains (losses)         51,267          82,771       5,265,901       5,188,715       1,083,820      17,657,088
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           66,741          79,681       5,786,630       4,761,528       5,866,896      19,256,766
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     1,031          10,000      10,848,923       4,934,673       7,474,187      12,848,818
Benefit payments                                 -               -        (737,805)       (559,125)     (3,355,357)     (3,041,786)
Payments on termination                    (25,480)        (10,488)     (4,082,854)     (3,149,242)    (22,033,964)    (17,050,080)
Contract maintenance charge                      -               -         (66,488)        (52,692)       (187,928)       (157,925)
Transfers among the sub-accounts
  and with the Fixed Account - net          51,838         376,755       4,154,565      11,247,642      (4,655,859)      5,689,983
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                27,389         376,267      10,116,341      12,421,256     (22,758,921)     (1,710,990)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           94,130         455,948      15,902,971      17,182,784     (16,892,025)     17,545,776

NET ASSETS AT BEGINNING OF PERIOD          455,948               -      49,045,897      31,863,113     224,697,812     207,152,036
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      550,078  $      455,948  $   64,948,868  $   49,045,897  $  207,805,787  $  224,697,812
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  37,369               -       6,175,132       4,787,091      19,688,278      20,087,906
      Units issued                           5,858          72,245       4,606,126       6,319,086       4,151,539       6,251,175
      Units redeemed                        (3,950)        (34,876)     (3,949,208)     (4,931,045)     (6,238,347)     (6,650,803)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  39,277          37,369       6,832,050       6,175,132      17,601,470      19,688,278
                                    ==============  ==============  ==============  ==============  ==============  ==============

(v) For the period beginning April 30, 2004 and ended December 31, 2004
(w) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                       Alliance
                                       Bernstein               Alliance                        Alliance
                                       Variable               Bernstein                        Bernstein
                                        Product            Variable Product                Variable Product
                                      Series Fund            Series Fund                     Series Fund
                                      Sub-Account            Sub-Account                     Sub-Account
                                    --------------  ------------------------------  ------------------------------

                                       Alliance
                                       Bernstein              Alliance                        Alliance
                                     International            Bernstein                       Bernstein
                                         Value           Large Cap Growth (f)           Small/Mid Cap Value (g)
                                    --------------  ------------------------------  ------------------------------

                                       2005 (e)          2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (70,023) $     (699,045) $     (689,742) $     (410,327) $     (324,574)
Net realized gains (losses)                317,950        (223,940)     (1,379,412)      1,459,210         607,085
Change in unrealized gains (losses)      1,002,493       6,200,392       4,611,606         877,983       2,990,655
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        1,250,420       5,277,407       2,542,452       1,926,866       3,273,166
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                11,319,680         593,761       2,678,542      14,013,852       6,056,229
Benefit payments                           (54,568)       (652,659)       (744,216)       (221,051)        (92,734)
Payments on termination                   (120,423)     (3,877,472)     (3,741,636)     (1,192,962)       (496,966)
Contract maintenance charge                 (4,202)        (42,950)        (40,530)        (98,695)        (79,877)
Transfers among the sub-accounts
  and with the Fixed Account - net       3,026,827       2,166,301          14,358       1,514,688       3,715,207
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            14,167,314      (1,813,019)     (1,833,482)     14,015,832       9,101,859
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       15,417,734       3,464,388         708,970      15,942,698      12,375,025

NET ASSETS AT BEGINNING OF PERIOD                -      43,142,161      42,433,191      25,975,968      13,600,943
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   15,417,734  $   46,606,549  $   43,142,161  $   41,918,666  $   25,975,968
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                    -       6,505,577       7,151,969       1,633,134       1,000,351
      Units issued                       2,292,586       2,215,960       4,060,971       2,494,433         891,869
      Units redeemed                      (993,969)     (2,562,082)     (4,707,363)     (1,614,336)       (259,086)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,298,617       6,159,455       6,505,577       2,513,231       1,633,134
                                    ==============  ==============  ==============  ==============  ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(f) Previously known as AllianceBernstein Premier Growth
(g) Previously known as AllianceBernstein Small Cap Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                       Alliance        Alliance
                                       Bernstein       Bernstein
                                       Variable        Variable                American                        American
                                        Product         Product            Century Variable                Century Variable
                                      Series Fund     Series Fund           Portfolios Inc                  Portfolios Inc
                                      Sub-Account     Sub-Account            Sub-Account                     Sub-Account
                                    --------------  --------------  ------------------------------  ------------------------------

                                       Alliance        Alliance                American                        American
                                       Bernstein       Bernstein              Century VP                     Century VP
                                    Utility Income       Value                 Balanced                     International
                                    --------------  --------------  ------------------------------  ------------------------------

                                       2005 (e)        2005 (e)          2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (13,136) $       (4,060) $          283  $          226  $          106  $         (634)
Net realized gains (losses)                (39,139)         (8,473)            (37)            455         (21,423)        (26,145)
Change in unrealized gains (losses)         86,429          49,841           1,806           5,557          23,653          32,607
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           34,154          37,308           2,052           6,238           2,336           5,828
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 2,539,162       1,195,200               -               -               -              48
Benefit payments                                 -               -               -               -               -               -
Payments on termination                    (16,447)       (136,069)         (4,092)        (35,212)        (39,173)         (3,161)
Contract maintenance charge                   (665)           (104)            (46)            (44)             (4)            (12)
Transfers among the sub-accounts
  and with the Fixed Account - net         617,342         352,375          (6,595)          6,008               -         (29,553)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             3,139,392       1,411,402         (10,733)        (29,248)        (39,177)        (32,678)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        3,173,546       1,448,710          (8,681)        (23,010)        (36,841)        (26,850)

NET ASSETS AT BEGINNING OF PERIOD                -               -          61,633          84,643          62,743          89,593
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    3,173,546  $    1,448,710  $       52,952  $       61,633  $       25,902  $       62,743
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       -               -           4,511           6,713           5,297           8,566
      Units issued                         591,337         225,553             461             448               -               5
      Units redeemed                      (301,378)        (90,607)         (1,226)         (2,650)         (3,339)         (3,274)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 289,959         134,946           3,746           4,511           1,958           5,297
                                    ==============  ==============  ==============  ==============  ==============  ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               Dreyfus
                                              Socially
                                             Responsible                    Dreyfus Stock                 Dreyfus Variable
                                          Growth Fund, Inc.                  Index Fund                    Investment Fund
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                               Dreyfus
                                              Socially
                                             Responsible                    Dreyfus Stock                   VIF Growth &
                                             Growth Fund                     Index Fund                        Income
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       (3,771) $       (3,469) $        2,494  $        6,998  $          (66) $         (572)
Net realized gains (losses)                 (1,033)        (33,798)         69,134          (9,192)           (257)           (198)
Change in unrealized gains (losses)          9,917          47,985         (16,345)        183,796           5,771          21,929
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                            5,113          10,718          55,283         181,602           5,448          21,159
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       750             300           6,614          11,383               -              96
Benefit payments                                 -               -         (92,780)        (28,144)              -         (14,617)
Payments on termination                     (5,521)        (43,116)       (379,676)       (345,138)        (51,817)        (37,567)
Contract maintenance charge                    (79)            (99)         (1,066)         (1,423)           (228)           (272)
Transfers among the sub-accounts
  and with the Fixed Account - net          (1,239)        (30,955)        (14,622)         (4,036)          1,275           5,667
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                (6,089)        (73,870)       (481,530)       (367,358)        (50,770)        (46,693)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS             (976)        (63,152)       (426,247)       (185,756)        (45,322)        (25,534)

NET ASSETS AT BEGINNING OF PERIOD          256,552         319,704       2,143,582       2,329,338         372,934         398,468
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      255,576  $      256,552  $    1,717,335  $    2,143,582  $      327,612  $      372,934
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  31,431          39,368         210,673         243,773          35,826          40,601
      Units issued                             133             176          28,325          21,446             121           2,490
      Units redeemed                          (984)         (8,113)        (76,049)        (54,546)         (4,829)         (7,265)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  30,580          31,431         162,949         210,673          31,118          35,826
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Dreyfus Variable                Dreyfus Variable                    Federated
                                           Investment Fund                 Investment Fund                Insurance Series
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              VIF Money                       VIF Small                    Federated Prime
                                               Market                       Company Stock                   Money Fund II
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       11,812  $       (8,496) $       (1,178) $       (1,108) $       91,164  $      (67,473)
Net realized gains (losses)                      -               -           6,684           5,816               -               -
Change in unrealized gains (losses)              -               -          (5,875)          7,358               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           11,812          (8,496)           (369)         12,066          91,164         (67,473)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     7,250          12,676               -           4,283           5,903          35,391
Benefit payments                          (269,048)       (499,492)              -               -        (148,920)       (298,241)
Payments on termination                   (338,108)       (576,081)         (9,209)         (3,568)     (4,071,748)     (4,847,479)
Contract maintenance charge                   (638)           (925)            (59)            (58)         (2,056)         (2,731)
Transfers among the sub-accounts
  and with the Fixed Account - net         330,066         701,732             (25)             38       1,623,993         750,898
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (270,478)       (362,090)         (9,293)            695      (2,592,828)     (4,362,162)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         (258,666)       (370,586)         (9,662)         12,761      (2,501,664)     (4,429,635)

NET ASSETS AT BEGINNING OF PERIOD        1,199,876       1,570,462          82,410          69,649       8,836,349      13,265,984
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      941,210  $    1,199,876  $       72,748  $       82,410  $    6,334,685  $    8,836,349
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 114,416         148,952           5,352           5,289         804,261       1,183,030
      Units issued                         124,127         111,356              63             148         656,044         625,669
      Units redeemed                      (149,328)       (145,892)           (661)            (85)       (887,728)     (1,004,438)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  89,215         114,416           4,754           5,352         572,577         804,261
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Fidelity                        Fidelity                        Fidelity
                                              Variable                        Variable                        Variable
                                              Insurance                       Insurance                       Insurance
                                            Products Fund                   Products Fund                   Products Fund
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                           VIP Contrafund                 VIP Equity-Income                  VIP Growth
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (162,626) $     (136,892) $       21,329  $       15,572  $      (78,807) $     (120,935)
Net realized gains (losses)                541,936         149,759         314,590          69,192        (535,456)       (664,368)
Change in unrealized gains (losses)      1,854,711       1,790,588         (95,679)        478,558         991,104         958,421
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,234,021       1,803,455         240,240         563,322         376,841         173,118
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   257,815         311,254           7,673          15,750          96,853         369,154
Benefit payments                          (164,441)       (240,893)       (152,464)       (199,173)        (27,079)       (169,480)
Payments on termination                 (2,107,240)     (1,497,605)     (1,062,860)     (1,027,615)     (1,145,586)     (1,152,014)
Contract maintenance charge                 (9,420)         (9,084)         (2,092)         (2,346)         (8,641)         (9,681)
Transfers among the sub-accounts
  and with the Fixed Account - net       1,327,600       1,676,994         140,699         731,850        (781,855)        195,619
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (695,686)        240,666      (1,069,044)       (481,534)     (1,866,308)       (766,402)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        1,538,335       2,044,121        (828,804)         81,788      (1,489,467)       (593,284)

NET ASSETS AT BEGINNING OF PERIOD       14,967,275      12,923,154       6,225,965       6,144,177      10,932,131      11,525,415
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   16,505,610  $   14,967,275  $    5,397,161  $    6,225,965  $    9,442,664  $   10,932,131
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               1,200,753       1,176,314         497,450         540,191       1,317,719       1,415,993
      Units issued                         243,051         270,250          49,708          94,609          53,453         217,606
      Units redeemed                      (292,085)       (245,811)       (134,103)       (137,350)       (291,069)       (315,880)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,151,719       1,200,753         413,055         497,450       1,080,103       1,317,719
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Fidelity                        Fidelity                        Fidelity
                                              Variable                        Variable                        Variable
                                              Insurance                       Insurance                       Insurance
                                            Products Fund                   Products Fund                   Products Fund
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                           VIP High Income                  VIP Index 500             VIP Investment Grade Bond
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      536,539  $      266,704  $       71,329  $       (9,145) $      126,975  $      142,712
Net realized gains (losses)                (43,742)        (44,418)         35,982         (69,112)        109,930         153,869
Change in unrealized gains (losses)       (445,051)        104,154         322,434       1,314,633        (193,216)       (134,350)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           47,746         326,440         429,745       1,236,376          43,689         162,231
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    23,711          80,089         183,716         294,309          50,100         137,620
Benefit payments                           (14,164)        (90,478)        (78,152)       (206,684)         (6,531)        (15,626)
Payments on termination                   (521,113)       (496,714)     (2,294,820)     (1,251,748)       (530,404)       (394,511)
Contract maintenance charge                 (1,679)         (1,842)         (8,064)         (8,147)         (2,539)         (2,975)
Transfers among the sub-accounts
  and with the Fixed Account - net           1,694         583,295         (21,597)      1,567,430        (175,597)        565,281
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (511,551)         74,350      (2,218,917)        395,160        (664,971)        289,789
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         (463,805)        400,790      (1,789,172)      1,631,536        (621,282)        452,020

NET ASSETS AT BEGINNING OF PERIOD        4,230,125       3,829,335      14,869,570      13,238,034       5,521,888       5,069,868
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    3,766,320  $    4,230,125  $   13,080,398  $   14,869,570  $    4,900,606  $    5,521,888
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 430,462         419,467       1,695,973       1,649,693         400,144         378,765
      Units issued                          28,970         108,478         170,437         355,153          32,669         137,822
      Units redeemed                       (80,749)        (97,483)       (431,529)       (308,873)        (80,764)       (116,443)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 378,683         430,462       1,434,881       1,695,973         352,049         400,144
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                              Fidelity                        Fidelity
                                              Fidelity                        Variable                        Variable
                                              Variable                        Insurance                       Insurance
                                              Insurance                     Products Fund                   Products Fund
                                            Products Fund                 (Service Class 2)               (Service Class 2)
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                              VIP Asset
                                                                           Manager Growth                  VIP Contrafund
                                            VIP Overseas                  (Service Class 2)               (Service Class 2)

                                    ------------------------------  ------------------------------  ------------------------------
                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (21,644) $       (4,879) $          128  $          225  $     (149,789) $      (16,849)
Net realized gains (losses)                 45,932         (41,299)          1,860              71         216,610          29,032
Change in unrealized gains (losses)        508,161         376,036          (1,066)            945       1,677,908         151,965
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          532,449         329,858             922           1,241       1,744,729         164,148
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    85,438          73,282          25,000               -      17,562,015          36,443
Benefit payments                           (19,246)        (22,887)         (6,086)              -        (126,748)        (50,659)
Payments on termination                   (323,113)       (302,349)         (2,384)           (706)       (409,037)        (75,256)
Contract maintenance charge                 (2,052)         (2,067)            (12)            (13)        (10,853)           (341)
Transfers among the sub-accounts
  and with the Fixed Account - net         197,782         216,877            (245)             26       6,281,679          45,214
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               (61,191)        (37,144)         16,273            (693)     23,297,056         (44,599)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          471,258         292,714          17,195             548      25,041,785         119,549

NET ASSETS AT BEGINNING OF PERIOD        3,042,756       2,750,042          31,685          31,137       1,375,651       1,256,102
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    3,514,014  $    3,042,756  $       48,880  $       31,685  $   26,417,436  $    1,375,651
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 324,204         329,724           3,185           3,259         113,564         117,549
      Units issued                          62,447          63,598           3,793               9       3,550,023          12,282
      Units redeemed                       (72,443)        (69,118)         (2,178)            (83)     (1,461,023)        (16,267)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 314,208         324,204           4,800           3,185       2,202,564         113,564
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                               Fidelity                 Fidelity                 Fidelity
                                               Variable                 Variable                 Variable
                                               Insurance                Insurance                Insurance
                                             Products Fund            Products Fund            Products Fund
                                           (Service Class 2)        (Service Class 2)        (Service Class 2)
                                              Sub-Account              Sub-Account              Sub-Account
                                    ------------------------------  -----------------  ------------------------------


                                                VIP                   VIP Growth &
                                           Equity-Income                Income                   VIP Growth
                                          (Service Class 2)         (Service Class 2)         (Service Class 2)
                                    ------------------------------  -----------------  ------------------------------

                                          2005           2004             2005 (e)         2005            2004
                                    --------------  --------------  -----------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       (3,979) $       (2,817) $         (36,501) $       (8,631) $      (11,552)
Net realized gains (losses)                186,616          60,695             (7,385)         12,210           7,551
Change in unrealized gains (losses)        (39,274)        241,925            377,679          20,373          14,386
                                    --------------  --------------  -----------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          143,363         299,803            333,793          23,952          10,385
                                    --------------  --------------  -----------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    19,148          29,205          5,266,355             382           2,220
Benefit payments                           (39,959)        (92,316)           (14,838)        (10,554)         (3,095)
Payments on termination                   (279,884)       (226,627)           (44,703)        (96,382)        (94,338)
Contract maintenance charge                   (853)           (853)            (1,272)           (293)           (368)
Transfers among the sub-accounts
  and with the Fixed Account - net         267,324          76,721          1,345,013         (19,833)         12,987
                                    --------------  --------------  -----------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               (34,224)       (213,870)         6,550,555        (126,680)        (82,594)
                                    --------------  --------------  -----------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -                  -               -               -
                                    --------------  --------------  -----------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          109,139          85,933          6,884,348        (102,728)        (72,209)

NET ASSETS AT BEGINNING OF PERIOD        3,424,157       3,338,224                  -         820,021         892,230
                                    --------------  --------------  -----------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    3,533,296  $    3,424,157  $       6,884,348  $      717,293  $      820,021
                                    ==============  ==============  =================  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 316,605         338,173                  -         102,699         113,442
      Units issued                          49,646          32,512          1,121,696          10,174           3,854
      Units redeemed                       (51,855)        (54,080)          (500,649)        (26,435)        (14,597)
                                    --------------  --------------  -----------------  --------------  --------------
  Units outstanding at end of
    period                                 314,396         316,605            621,047          86,438         102,699
                                    ==============  ==============  =================  ==============  ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Fidelity                        Fidelity                        Fidelity
                                              Variable                        Variable                        Variable
                                              Insurance                       Insurance                       Insurance
                                            Products Fund                   Products Fund                   Products Fund
                                          (Service Class 2)               (Service Class 2)               (Service Class 2)
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                                                           VIP Investment
                                           VIP High Income                  VIP Index 500                    Grade Bond
                                          (Service Class 2)               (Service Class 2)               (Service Class 2)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      460,361  $       80,621  $        1,086  $       (7,021) $          479  $          642
Net realized gains (losses)                 63,331          10,298          27,990           5,315             516             729
Change in unrealized gains (losses)       (440,837)          3,658          27,528         150,817            (900)           (715)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           82,855          94,577          56,604         149,111              95             656
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 3,885,664               -             976          10,876             156             612
Benefit payments                          (110,462)        (34,558)        (35,502)        (23,989)              -               -
Payments on termination                   (233,173)        (46,505)       (167,644)        (61,602)              -            (705)
Contract maintenance charge                 (1,063)           (131)           (504)           (512)           (107)           (115)
Transfers among the sub-accounts
  and with the Fixed Account - net         928,296         118,744          81,391           1,550          (1,396)             25
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             4,469,262          37,550        (121,283)        (73,677)         (1,347)           (183)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        4,552,117         132,127         (64,679)         75,434          (1,252)            473

NET ASSETS AT BEGINNING OF PERIOD        1,334,568       1,202,441       1,862,022       1,786,588          25,464          24,991
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    5,886,685  $    1,334,568  $    1,797,343  $    1,862,022  $       24,212  $       25,464
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 108,029         104,870         195,855         204,226           2,225           2,241
      Units issued                         890,732          16,815          22,517           3,272              22              57
      Units redeemed                      (450,249)        (13,656)        (34,797)        (11,643)           (139)            (73)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 548,512         108,029         183,575         195,855           2,108           2,225
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------

                                        Fidelity                 Fidelity               Franklin              Franklin
                                        Variable                 Variable              Templeton              Templeton
                                        Insurance               Insurance               Variable              Variable
                                      Products Fund           Products Fund            Insurance              Insurance
                                    (Service Class 2)       (Service Class 2)        Products Trust        Products Trust
                                       Sub-Account             Sub-Account            Sub-Account            Sub-Account
                                    -----------------  ----------------------------  -------------  ----------------------------

                                                                                     Franklin Flex        Franklin Growth
                                       VIP Mid Cap              VIP Overseas           Cap Growth           and Income
                                    (Service Class 2)        (Service Class 2)         Securities           Securities
                                    -----------------  ----------------------------  -------------  ----------------------------

                                        2005 (e)           2005           2004          2005 (e)        2005           2004
                                    -----------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $         (47,116) $        (682) $        (334) $      (6,391) $     819,488  $     533,165
Net realized gains (losses)                   120,122          2,405            354        (16,945)     1,640,792        578,212
Change in unrealized gains (losses)           604,708          9,779          6,996         84,927       (845,951)     4,339,250
                                    -----------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
  from operations                             677,714         11,502          7,016         61,591      1,614,329      5,450,627
                                    -----------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    5,961,925             44             48      1,048,017     12,313,864     24,532,360
Benefit payments                              (50,743)             -              -              -       (856,836)    (1,026,062)
Payments on termination                       (44,304)        (2,389)          (523)        (2,986)    (3,199,997)    (1,603,232)
Contract maintenance charge                    (2,651)           (47)           (53)          (224)      (267,180)      (174,612)
Transfers among the sub-accounts
  and with the Fixed Account - net          1,966,541         (3,601)         5,864        350,491      1,605,184      9,194,972
                                    -----------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
  from contract transactions                7,830,768         (5,993)         5,336      1,395,298      9,595,035     30,923,426
                                    -----------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                       -              -              -              -              -              -
                                    -----------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS           8,508,482          5,509         12,352      1,456,889     11,209,364     36,374,053

NET ASSETS AT BEGINNING OF PERIOD                   -         68,952         56,600              -     74,265,618     37,891,565
                                    -----------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD         $       8,508,482  $      74,461  $      68,952  $   1,456,889  $  85,474,982  $  74,265,618
                                    =================  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                          -          6,117          5,621              -      5,082,542      2,823,760
      Units issued                          1,201,891             51            709        225,406      1,632,870      3,090,076
      Units redeemed                         (499,089)          (529)          (213)       (94,773)      (974,362)      (831,294)
                                    -----------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of
    period                                    702,802          5,639          6,117        130,633      5,741,050      5,082,542
                                    =================  =============  =============  =============  =============  =============

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Franklin                        Franklin                        Franklin
                                              Templeton                       Templeton                       Templeton
                                              Variable                        Variable                        Variable
                                              Insurance                       Insurance                       Insurance
                                           Products Trust                  Products Trust                  Products Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                                                            Franklin Large
                                            Franklin High                  Franklin Income                   Cap Growth
                                               Income                        Securities                      Securities
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005          2004 (v)          2005          2004 (v)          2005          2004 (y)
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      498,684  $       36,802  $    1,459,845  $      (67,558) $     (144,024) $       (2,299)
Net realized gains (losses)                (80,831)        129,883         (12,939)         92,305           6,873           2,332
Change in unrealized gains (losses)       (166,623)        329,163      (1,252,081)      1,840,941         461,588          40,025
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          251,230         495,848         194,825       1,865,688         324,437          40,058
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 2,667,500       4,947,454      72,401,594      14,388,716      21,853,925       1,632,123
Benefit payments                           (55,142)              -      (1,608,118)           (563)       (174,163)              -
Payments on termination                   (507,466)        (28,003)     (4,139,232)       (328,728)       (361,878)         (2,950)
Contract maintenance charge                (30,154)         (1,572)        (79,282)         (3,920)        (10,517)            (57)
Transfers among the sub-accounts
  and with the Fixed Account - net       1,828,364       2,879,217      41,965,548      15,843,248       6,906,909         180,704
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             3,903,102       7,797,096     108,540,510      29,898,753      28,214,276       1,809,820
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        4,154,332       8,292,944     108,735,335      31,764,441      28,538,713       1,849,878

NET ASSETS AT BEGINNING OF PERIOD        8,292,944               -      31,764,441               -       1,849,878               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   12,447,276  $    8,292,944  $  140,499,776  $   31,764,441  $   30,388,591  $    1,849,878
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 775,729               -       2,825,758               -         175,724               -
      Units issued                       3,174,585       3,943,046      13,557,782       3,327,013       3,217,855         179,106
      Units redeemed                    (2,804,190)     (3,167,317)     (3,882,660)       (501,255)       (490,928)         (3,382)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,146,124         775,729      12,500,880       2,825,758       2,902,651         175,724
                                    ==============  ==============  ==============  ==============  ==============  ==============

(v) For the period beginning April 30, 2004 and ended December 31, 2004
(y) For the period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Franklin                        Franklin                        Franklin
                                              Templeton                       Templeton                       Templeton
                                              Variable                        Variable                        Variable
                                              Insurance                       Insurance                       Insurance
                                           Products Trust                  Products Trust                  Products Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                           Franklin Small                     Franklin
                                              Cap Value                     Small-Mid Cap                   Franklin U.S.
                                             Securities                 Growth Securities (h)                Government
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005          2004 (v)
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (428,992) $     (434,620) $      (61,686) $      (60,208) $      313,333  $       (9,033)
Net realized gains (losses)              1,450,552         655,132         143,097         153,819         (32,039)          1,094
Change in unrealized gains (losses)      2,451,253       5,908,431          36,784         262,031        (181,647)         60,686
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        3,472,813       6,128,943         118,195         355,642          99,647          52,747
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                13,794,154       8,671,809          19,362          37,218       7,333,943       5,648,773
Benefit payments                          (527,556)       (403,193)              -         (40,545)     (1,281,071)              -
Payments on termination                 (1,722,221)       (957,778)       (166,538)       (111,179)       (370,557)        (18,679)
Contract maintenance charge               (143,683)       (103,843)        (11,028)        (11,594)        (19,618)           (153)
Transfers among the sub-accounts
   and with the Fixed Account - net      5,433,928       5,255,432         (51,772)       (111,081)      2,369,866       1,538,026
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
from contract transactions              16,834,622      12,462,427        (209,976)       (237,181)      8,032,563       7,167,967
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       20,307,435      18,591,370         (91,781)        118,461       8,132,210       7,220,714

NET ASSETS AT BEGINNING OF PERIOD       39,167,211      20,575,841       3,917,740       3,799,279       7,220,714               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   59,474,646  $   39,167,211  $    3,825,959  $    3,917,740  $   15,352,924  $    7,220,714
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               2,205,025       1,410,474         243,821         258,201         704,084               -
      Units issued                       2,413,266       1,339,235          22,952          30,785       1,285,269         743,989
      Units redeemed                    (1,401,469)       (544,684)        (35,760)        (45,165)       (503,966)        (39,905)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               3,216,822       2,205,025         231,013         243,821       1,485,387         704,084
                                    ==============  ==============  ==============  ==============  ==============  ==============

(h) Previously known as Franklin Small Cap
(v) For the period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                       Franklin                Franklin                      Franklin
                                       Templeton               Templeton                     Templeton
                                       Variable                Variable                      Variable
                                       Insurance               Insurance                     Insurance
                                    Products Trust          Products Trust                Products Trust
                                      Sub-Account             Sub-Account                   Sub-Account
                                    --------------  ------------------------------  ------------------------------

                                                                                             Templeton
                                         Mutual             Mutual Shares                    Developing
                                       Discovery             Securities                  Markets Securities
                                    --------------  ------------------------------  ------------------------------

                                        2005 (e)         2005            2004            2005             2004
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (11,044) $     (824,826) $     (476,015) $      (92,190) $        1,179
Net realized gains (losses)                  4,376       1,962,231         575,253       1,145,341         468,082
Change in unrealized gains (losses)        178,630       9,578,565       6,484,573       4,008,713       2,000,512
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          171,962      10,715,970       6,583,811       5,061,864       2,469,773
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 1,664,394      39,190,796      24,532,216       6,167,931       3,461,863
Benefit payments                           (29,931)     (1,216,785)       (998,764)       (282,304)        (61,847)
Payments on termination                    (11,374)     (5,085,160)     (1,763,381)     (2,239,907)       (337,902)
Contract maintenance charge                 (1,547)       (263,865)       (143,541)        (60,294)        (35,489)
Transfers among the sub-accounts
  and with the Fixed Account - net       1,032,931      26,183,368      16,647,437       5,915,510       2,203,063
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             2,654,473      58,808,354      38,273,967       9,500,936       5,229,688
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        2,826,435      69,524,324      44,857,778      14,562,800       7,699,461

NET ASSETS AT BEGINNING OF PERIOD                -      78,149,285      33,291,507      14,631,482       6,932,021
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    2,826,435  $  147,673,609  $   78,149,285  $   29,194,282  $   14,631,482
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       -       5,726,801       2,632,446         705,930         410,627
      Units issued                         423,067       7,771,383       4,480,503       1,165,729         563,449
      Units redeemed                      (174,670)     (3,106,170)     (1,386,148)       (748,348)       (268,146)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 248,397      10,392,014       5,726,801       1,123,311         705,930
                                    ==============  ==============  ==============  ==============  ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Franklin                        Franklin                        Franklin
                                              Templeton                       Templeton                       Templeton
                                              Variable                        Variable                        Variable
                                              Insurance                       Insurance                       Insurance
                                           Products Trust                  Products Trust                  Products Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              Templeton                       Templeton                       Templeton
                                               Foreign                      Global Income                      Growth
                                             Securities                      Securities                      Securities
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (418,309) $     (151,876) $      204,976  $      423,576  $      (19,412) $      (17,873)
Net realized gains (losses)              1,496,696         396,508          59,182          61,954         134,845         (62,371)
Change in unrealized gains (losses)      7,705,984       4,042,398        (473,451)         70,887         320,552         944,992
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        8,784,371       4,287,030        (209,293)        556,417         435,985         864,748
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                51,234,652      11,615,250           6,588          41,905          17,501         246,277
Benefit payments                          (554,490)       (259,802)         (2,872)        (95,917)       (124,634)        (44,308)
Payments on termination                 (3,310,618)       (519,477)       (589,217)       (281,120)     (1,541,799)     (1,181,072)
Contract maintenance charge               (126,473)        (64,322)        (10,126)         (9,878)         (1,572)         (1,521)
Transfers among the sub-accounts
  and with the Fixed Account - net      31,738,330      10,036,101         106,255         453,488         385,313         606,621
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            78,981,401      20,807,750        (489,372)        108,478      (1,265,191)       (374,003)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS       87,765,772      25,094,780        (698,665)        664,895        (829,206)        490,745

NET ASSETS AT BEGINNING OF PERIOD       37,459,692      12,364,912       4,800,091       4,135,196       6,817,061       6,326,316
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $  125,225,464  $   37,459,692  $    4,101,426  $    4,800,091  $    5,987,855  $    6,817,061
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               2,630,199         918,196         304,667         297,727         452,969         470,983
      Units issued                      10,533,900       2,988,427          40,460          78,292          61,953          80,431
      Units redeemed                    (4,485,339)     (1,276,424)        (73,456)        (71,352)       (139,553)        (98,445)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               8,678,760       2,630,199         271,671         304,667         375,369         452,969
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            Goldman Sachs                   Goldman Sachs                   Goldman Sachs
                                              Variable                        Variable                        Variable
                                           Insurance Trust                 Insurance Trust                 Insurance Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                             VIT Capital                   VIT CORE Small                   VIT CORE U.S.
                                               Growth                        Cap Equity                        Equity
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       (1,077) $         (670) $      (49,140) $       (5,500) $        8,453  $       (1,459)
Net realized gains (losses)                 (1,795)           (438)        910,105          28,352         (22,176)            470
Change in unrealized gains (losses)          3,435           6,805        (605,643)         34,527         381,269          40,947
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                              563           5,697         255,322          57,379         367,546          39,958
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         -               -      10,824,617             720       5,591,887             300
Benefit payments                                 -            (369)        (28,726)              -         (17,942)           (406)
Payments on termination                     (1,990)           (306)        (83,988)         (8,445)        (73,160)        (17,596)
Contract maintenance charge                    (70)            (86)         (2,936)           (215)         (1,208)           (215)
Transfers among the sub-accounts
  and with the Fixed Account - net          (7,524)             (2)      2,493,217         (17,411)      1,311,580           1,645
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                (9,584)           (763)     13,202,184         (25,351)      6,811,157         (16,272)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           (9,021)          4,934      13,457,506          32,028       7,178,703          23,686

NET ASSETS AT BEGINNING OF PERIOD           82,716          77,782         445,912         413,884         338,359         314,673
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $       73,695  $       82,716  $   13,903,418  $      445,912  $    7,517,062  $      338,359
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   9,783           9,877          28,418          30,395          32,805          34,519
      Units issued                             897               -       2,069,471              70       1,143,596             123
      Units redeemed                        (2,008)            (94)       (884,313)         (2,047)       (507,941)         (1,837)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                   8,672           9,783       1,213,576          28,418         668,460          32,805
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            Goldman Sachs                   Goldman Sachs                   Goldman Sachs
                                              Variable                        Variable                        Variable
                                           Insurance Trust                 Insurance Trust                 Insurance Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                           VIT Growth and                 VIT International                  VIT Mid Cap
                                               Income                          Equity                           Value
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       41,564  $           (2) $         (349) $          (67) $       (5,889) $          (61)
Net realized gains (losses)                (57,984)             (7)            126            (184)        656,509             833
Change in unrealized gains (losses)         90,859           1,298           3,747           3,200        (358,356)          1,055
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           74,439           1,289           3,524           2,949         292,264           1,827
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 3,580,426               -               -               -       4,970,445               -
Benefit payments                           (28,889)              -               -               -         (14,071)              -
Payments on termination                    (48,183)              -          (2,388)         (1,166)        (43,101)              -
Contract maintenance charge                 (1,247)            (13)              -               -          (5,159)             (7)
Transfers among the sub-accounts
  and with the Fixed Account - net         932,485              (1)             (9)          9,550       2,387,416               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             4,434,592             (14)         (2,397)          8,384       7,295,530              (7)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        4,509,031           1,275           1,127          11,333       7,587,794           1,820

NET ASSETS AT BEGINNING OF PERIOD            8,895           7,620          31,401          20,068           9,376           7,556
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    4,517,926  $        8,895  $       32,528  $       31,401  $    7,597,170  $        9,376
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                     818             819           2,804           2,017             451             452
      Units issued                         749,637               -               -             903       1,129,889               -
      Units redeemed                      (320,996)             (1)           (208)           (116)       (462,870)             (1)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 429,459             818           2,596           2,804         667,470             451
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                             Janus Aspen                       Lazard
                                             Janus Aspen                       Series                        Retirement
                                               Series                     (Service Shares)                  Series, Inc.
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                Forty                       Foreign Stock                     Emerging
                                            Portfolio (i)                 (Service Shares)                     Markets
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005        2004 (v) (z)        2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $         (249) $         (129) $         (278) $         (432) $         (168) $          (65)
Net realized gains (losses)                     86              10             135              76             559              87
Change in unrealized gains (losses)          2,233           2,418           1,926           5,780           4,275           2,068
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                            2,070           2,299           1,783           5,424           4,666           2,090
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                        44              32               -               -              33              36
Benefit payments                                 -               -               -               -               -               -
Payments on termination                          -               -               -               -               -               -
Contract maintenance charge                    (37)            (21)            (35)            (35)             (4)             (9)
Transfers among the sub-accounts
  and with the Fixed Account - net            (304)         16,580               -              (1)          7,950             (82)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                  (297)         16,591             (35)            (36)          7,979             (55)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS            1,773          18,890           1,748           5,388          12,645           2,035

NET ASSETS AT BEGINNING OF PERIOD           18,890               -          38,377          32,989           9,358           7,323
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $       20,663  $       18,890  $       40,125  $       38,377  $       22,003  $        9,358
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   1,660               -           2,457           2,459             412             414
      Units issued                               4           1,666               -               -             294               2
      Units redeemed                           (31)             (6)             (3)             (2)             (8)             (4)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                   1,633           1,660           2,454           2,457             698             412
                                    ==============  ==============  ==============  ==============  ==============  ==============

(i) Previously known as Capital Appreciation
(v) For the period beginning April 30, 2004 and ended December 31, 2004
(z) On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------
                                             Lord Abbett                     Lord Abbett                     Lord Abbett
                                             Series Fund                     Series Fund                     Series Fund
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              All Value                    Bond-Debenture                 Growth and Income
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005          2004 (y)          2005          2004 (y)          2005          2004 (y)
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (61,419) $        2,069  $      686,884  $      112,441  $       15,497  $       18,197
Net realized gains (losses)                 46,278             498         169,353          27,740       1,371,026          29,366
Change in unrealized gains (losses)        475,367          51,913        (762,076)       (105,576)       (630,830)         92,244
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          460,226          54,480          94,161          34,605         755,693         139,807
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 4,386,470       1,468,950      11,656,507       2,138,956      14,914,611       2,934,184
Benefit payments                                 -               -        (193,761)              -        (275,316)              -
Payments on termination                   (105,621)         (2,031)       (373,043)         (1,746)       (354,145)         (3,799)
Contract maintenance charge                 (7,064)           (460)         (6,106)           (209)        (10,862)           (170)
Transfers among the sub-accounts
  and with the Fixed Account - net       2,278,103         328,965       4,123,857         453,411       4,475,994         879,640
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             6,551,888       1,795,424      15,207,454       2,590,412      18,750,282       3,809,855
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        7,012,114       1,849,904      15,301,615       2,625,017      19,505,975       3,949,662

NET ASSETS AT BEGINNING OF PERIOD        1,849,904               -       2,625,017               -       3,949,662               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    8,862,018  $    1,849,904  $   17,926,632  $    2,625,017  $   23,455,637  $    3,949,662
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 169,642               -         253,337               -         362,453               -
      Units issued                         662,535         173,303       1,702,469         262,657       2,043,586         374,849
      Units redeemed                       (59,687)         (3,661)       (220,904)         (9,320)       (288,667)        (12,396)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 772,490         169,642       1,734,902         253,337       2,117,372         362,453
                                    ==============  ==============  ==============  ==============  ==============  ==============

(y) For the period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                             Lord Abbett                     Lord Abbett             LSA Variable
                                             Series Fund                     Series Fund             Series Trust
                                             Sub-Account                     Sub-Account             Sub-Account
                                    ------------------------------  ------------------------------  --------------

                                               Growth                                               LSA Aggressive
                                            Opportunities                   Mid-Cap Value               Growth
                                    ------------------------------  ------------------------------  --------------

                                         2005           2004 (y)         2005           2004 (y)       2004 (aa)
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (44,430) $         (979) $     (136,415) $        3,131  $      (73,039)
Net realized gains (losses)                 77,687             895       2,138,640          61,612       1,857,023
Change in unrealized gains (losses)        158,946          37,269        (284,874)        209,581      (1,452,977)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          192,203          37,185       1,717,351         274,324         331,007
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 2,809,810         607,160      23,013,093       2,701,144         936,590
Benefit payments                                 -               -        (395,160)              -         (44,925)
Payments on termination                   (110,008)         (2,331)       (465,630)         (5,363)       (270,953)
Contract maintenance charge                 (4,822)            (60)        (18,181)           (525)         (6,293)
Transfers among the sub-accounts
  and with the Fixed Account - net       1,628,275         110,611       8,073,620       1,604,178     (12,147,973)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             4,323,255         715,380      30,207,742       4,299,434     (11,533,554)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -      (2,313,508)
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        4,515,458         752,565      31,925,093       4,573,758     (13,516,055)

NET ASSETS AT BEGINNING OF PERIOD          752,565               -       4,573,758               -      13,516,055
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    5,268,023  $      752,565  $   36,498,851  $    4,573,758  $            -
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  67,518               -         410,989               -         996,090
      Units issued                         455,078          70,385       3,119,678         428,585         197,238
      Units redeemed                       (63,350)         (2,867)       (451,744)        (17,596)     (1,193,328)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 459,246          67,518       3,078,923         410,989               -
                                    ==============  ==============  ==============  ==============  ==============

(y) For the period beginning October 1, 2004 and ended December 31, 2004
(aa) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                     LSA Variable    LSA Variable    LSA Variable    LSA Variable    LSA Variable    LSA Variable
                                     Series Trust    Series Trust    Series Trust    Series Trust    Series Trust    Series Trust
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  ---------------

                                                       LSA Basic                      LSA Capital     LSA Capital   LSA Diversified
                                     LSA Balanced       Value       LSA Blue Chip    Appreciation       Growth         Mid Cap
                                    --------------  --------------  --------------  --------------  --------------  ---------------

                                       2004 (ab)       2004 (s)        2004 (ac)       2004 (z)        2004 (ad)       2004 (ae)
                                    --------------  --------------  --------------  --------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $        7,191  $          (42) $          (82) $          (85) $         (838) $           244
Net realized gains (losses)                243,932          71,460        (294,689)       (164,656)       (663,980)         275,744
Change in unrealized gains (losses)       (146,680)        (16,076)        276,919         254,946         759,222         (227,220)
                                    --------------  --------------  --------------  --------------  --------------  ---------------

Increase (decrease) in net assets
  from operations                          104,443          55,342         (17,852)         90,205          94,404           48,768
                                    --------------  --------------  --------------  --------------  --------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       120             168             212              16           1,045               96
Benefit payments                                 -               -               -               -               -                -
Payments on termination                       (140)           (173)           (227)            (90)           (985)            (127)
Contract maintenance charge                     (7)             (6)            (21)            (15)            (21)              (8)
Transfers among the sub-accounts
  and with the Fixed Account - net          (8,853)         (8,242)        (15,916)        (16,632)       (174,701)         (10,979)
                                    --------------  --------------  --------------  --------------  --------------  ---------------

Increase (decrease) in net assets
  from contract transactions                (8,880)         (8,253)        (15,952)        (16,721)       (174,662)         (11,018)
                                    --------------  --------------  --------------  --------------  --------------  ---------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I           (6,180,524)     (2,570,546)     (2,205,411)     (2,835,000)     (4,523,939)      (3,280,957)
                                    --------------  --------------  --------------  --------------  --------------  ---------------

INCREASE (DECREASE) IN NET ASSETS       (6,084,961)     (2,523,457)     (2,239,215)     (2,761,516)     (4,604,197)      (3,243,207)

NET ASSETS AT BEGINNING OF PERIOD        6,084,961       2,523,457       2,239,215       2,761,516       4,604,197        3,243,207
                                    --------------  --------------  --------------  --------------  --------------  ---------------

NET ASSETS AT END OF PERIOD         $            -  $            -  $            -  $            -  $            -  $             -
                                    ==============  ==============  ==============  ==============  ==============  ===============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                     841             700           1,620           1,444          21,578              893
      Units issued                              11              14              21               1             127                8
      Units redeemed                          (852)           (714)         (1,641)         (1,445)        (21,705)            (901)
                                    --------------  --------------  --------------  --------------  --------------  ---------------
  Units outstanding at end of
    period                                       -               -               -               -               -                -
                                    ==============  ==============  ==============  ==============  ==============  ===============

(s) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(z) On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio
(ab) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(ac) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(ad) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
(ae) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            MFS Variable
                                     LSA Variable    LSA Variable    LSA Variable    LSA Variable            Insurance
                                     Series Trust    Series Trust    Series Trust    Series Trust              Trust
                                     Sub-Account     Sub-Account      Sub-Account    Sub-Account            Sub-Account
                                    --------------  --------------  --------------  --------------  ------------------------------

                                     LSA Emerging     LSA Equity    LSA Mid Cap       LSA Value             MFS Emerging
                                     Growth Equity      Growth         Value            Equity                 Growth
                                    --------------  --------------  --------------  --------------  ------------------------------

                                       2004 (af)       2004 (ag)       2004 (ah)       2004 (ai)         2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $          (44) $      (26,951) $      (71,690) $       11,449  $      (36,696) $      (41,529)
Net realized gains (losses)             (1,646,886)       (999,311)      1,929,924         325,340        (308,208)       (541,936)
Change in unrealized gains (losses)      1,906,402       1,032,468      (1,879,532)       (274,609)        527,383         887,144
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          259,472           6,206         (21,298)         62,180         182,479         303,679
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                        20       1,701,501       2,894,853              28          16,767           4,168
Benefit payments                                 -         (22,732)        (29,352)              -         (41,226)        (62,217)
Payments on termination                          -         (13,843)        (58,443)              -        (313,680)       (423,878)
Contract maintenance charge                     (5)         (2,658)         (8,474)             (3)         (1,690)         (2,052)
Transfers among the sub-accounts
  and with the Fixed Account - net          (8,836)     (5,293,595)    (14,009,871)         (7,108)       (127,574)       (127,185)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                (8,821)     (3,631,327)    (11,211,287)         (7,083)       (467,403)       (611,164)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I           (4,545,365)     (3,925,601)     (3,501,012)     (6,053,335)              -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (4,294,714)     (7,550,722)    (14,733,597)     (5,998,238)       (284,924)       (307,485)

NET ASSETS AT BEGINNING OF PERIOD        4,294,714       7,550,722      14,733,597       5,998,238       2,925,935       3,233,420
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $            -  $            -  $            -  $            -  $    2,641,011  $    2,925,935
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                     768         305,190         744,204             649         386,537         483,642
      Units issued                               2         193,147         293,440               3          20,784          24,033
      Units redeemed                          (770)       (498,337)     (1,037,644)           (652)        (88,737)       (121,138)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                       -               -               -               -         318,584         386,537
                                    ==============  ==============  ==============  ==============  ==============  ==============

(af) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(ag) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
Growth
(ah) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(ai) On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

----------------------------------------------------------------------------------------------------------------------------------

                                            MFS Variable                    MFS Variable                    MFS Variable
                                              Insurance                       Insurance                       Insurance
                                                Trust                           Trust                           Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              MFS High                      MFS Investors                      MFS New
                                               Income                           Trust                         Discovery
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       50,634  $       29,258  $      (29,146) $      (25,456) $      (47,298) $      (50,634)
Net realized gains (losses)                  5,084           8,339          20,555         (36,305)         30,341         (29,252)
Change in unrealized gains (losses)        (48,008)         33,651         225,249         412,446         133,247         261,788
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                            7,710          71,248         216,658         350,685         116,290         181,902
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     5,515          13,210          61,425          44,423          55,421         103,240
Benefit payments                                 -               -         (79,306)        (28,471)         (5,384)         (6,985)
Payments on termination                   (111,917)       (120,568)       (291,486)       (290,586)       (491,344)       (267,227)
Contract maintenance charge                   (456)           (491)         (2,295)         (2,371)         (3,112)         (3,415)
Transfers among the sub-accounts
  and with the Fixed Account - net          12,817         212,837          (9,601)        409,850        (124,294)        113,637
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               (94,041)        104,988        (321,263)        132,845        (568,713)        (60,750)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (86,331)        176,236        (104,605)        483,530        (452,423)        121,152

NET ASSETS AT BEGINNING OF PERIOD          959,039         782,803       3,878,408       3,394,878       4,000,527       3,879,375
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      872,708  $      959,039  $    3,773,803  $    3,878,408  $    3,548,104  $    4,000,527
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  80,455          70,640         435,723         419,095         305,679         311,456
      Units issued                           2,090          27,665          33,269          83,777          23,312          51,192
      Units redeemed                        (9,869)        (17,850)        (67,763)        (67,149)        (67,941)        (56,969)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  72,676          80,455         401,229         435,723         261,050         305,679
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            MFS Variable                    MFS Variable                    MFS Variable
                                              Insurance                       Insurance                       Insurance
                                                Trust                           Trust                           Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                            MFS Research
                                            MFS Research                      Bond (j)                      MFS Utilities
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (17,898) $       (7,774) $      125,490  $      146,261  $       (1,112) $          (18)
Net realized gains (losses)                (72,326)       (162,816)         30,812           1,542           9,202           5,641
Change in unrealized gains (losses)        197,021         430,270        (152,393)         (4,363)          9,471          16,839
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          106,797         259,680           3,909         143,440          17,561          22,462
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     3,285           3,420          25,858          74,205               -               -
Benefit payments                           (58,476)         (3,255)         (1,195)        (19,087)              -               -
Payments on termination                   (191,697)       (258,735)       (378,189)       (285,132)        (38,480)        (26,352)
Contract maintenance charge                   (650)           (747)         (1,764)         (1,838)            (73)            (39)
Transfers among the sub-accounts
  and with the Fixed Account - net         (87,526)       (150,884)        (89,592)        732,778          98,310          25,969
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (335,064)       (410,201)       (444,882)        500,926          59,757            (422)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         (228,267)       (150,521)       (440,973)        644,366          77,318          22,040

NET ASSETS AT BEGINNING OF PERIOD        1,983,488       2,134,009       3,437,670       2,793,304          96,108          74,068
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    1,755,221  $    1,983,488  $    2,996,697  $    3,437,670  $      173,426  $       96,108
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 248,513         306,043         245,970         209,152           8,048           7,960
      Units issued                          15,043           5,913           7,747          77,877           7,633           3,502
      Units redeemed                       (58,327)        (63,443)        (39,745)        (41,059)         (3,042)         (3,414)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 205,229         248,513         213,972         245,970          12,639           8,048
                                    ==============  ==============  ==============  ==============  ==============  ==============

(j) Previously known as MFS Bond

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            MFS Variable                    MFS Variable                    MFS Variable
                                              Insurance                       Insurance                       Insurance
                                                Trust                           Trust                           Trust
                                           (Service Class)                 (Service Class)                 (Service Class)
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            MFS Emerging                    MFS Investors                      MFS New
                                               Growth                           Trust                         Discovery
                                           (Service Class)                 (Service Class)                 (Service Class)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       (9,972) $      (10,486) $       (9,166) $       (8,308) $      (16,064) $      (15,948)
Net realized gains (losses)                  8,148            (371)         13,143           2,907          18,333           4,324
Change in unrealized gains (losses)         41,934          80,847          34,073          73,749          38,170          51,764
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           40,110          69,990          38,050          68,348          40,439          40,140
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         -               -             400             583             540           2,000
Benefit payments                            (5,418)              -         (12,888)         (8,443)        (43,080)        (20,864)
Payments on termination                    (41,536)        (24,658)        (78,544)        (25,797)        (45,924)        (23,940)
Contract maintenance charge                   (201)           (225)           (293)           (310)           (178)           (195)
Transfers among the sub-accounts
  and with the Fixed Account - net         (63,310)        (10,228)         (3,396)         (9,215)         47,452          47,699
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (110,465)        (35,111)        (94,721)        (43,182)        (41,190)          4,700
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (70,355)         34,879         (56,671)         25,166            (751)         44,840

NET ASSETS AT BEGINNING OF PERIOD          704,344         669,465         789,898         764,732       1,075,570       1,030,730
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      633,989  $      704,344  $      733,227  $      789,898  $    1,074,819  $    1,075,570
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  92,787          97,962          86,931          92,122         120,374         120,656
      Units issued                           3,538           1,985           1,722           5,165          22,868          13,528
      Units redeemed                       (18,553)         (7,160)        (11,709)        (10,356)        (26,743)        (13,810)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  77,772          92,787          76,944          86,931         116,499         120,374
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            MFS Variable                    MFS Variable                   Morgan Stanley
                                              Insurance                       Insurance                       Variable
                                                Trust                           Trust                        Investment
                                           (Service Class)                 (Service Class)                     Series
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            MFS Research                    MFS Utilities                    Aggressive
                                           (Service Class)                 (Service Class)                     Equity
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       (5,194) $       (2,379) $      (10,714) $       (1,337) $     (490,080) $     (544,020)
Net realized gains (losses)                  3,937             647          40,869           6,653        (769,764)     (3,582,932)
Change in unrealized gains (losses)         26,235          54,798         145,489         136,320       7,531,956       7,785,733
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           24,978          53,066         175,644         141,636       6,272,112       3,658,781
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         -               -           1,200           1,200          35,534         179,605
Benefit payments                                 -         (17,509)              -            (608)       (590,814)       (498,650)
Payments on termination                     (9,196)         (5,130)        (83,651)        (59,292)     (5,656,014)     (4,911,752)
Contract maintenance charge                   (137)           (143)           (147)           (148)        (23,498)        (28,232)
Transfers among the sub-accounts
  and with the Fixed Account - net          (6,367)          2,859         624,176         (61,233)     (1,082,719)     (2,524,119)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               (15,700)        (19,923)        541,578        (120,081)     (7,317,511)     (7,783,148)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS            9,278          33,143         717,222          21,555      (1,045,399)     (4,124,367)

NET ASSETS AT BEGINNING OF PERIOD          429,854         396,711         635,190         613,635      36,091,030      40,215,397
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      439,132  $      429,854  $    1,352,412  $      635,190  $   35,045,631  $   36,091,030
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  48,891          51,381          63,232          78,302       3,564,023       4,390,602
      Units issued                              20           2,103          52,531           7,891         952,439       1,702,831
      Units redeemed                        (1,788)         (4,593)        (13,727)        (22,961)     (1,629,043)     (2,529,410)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  47,123          48,891         102,036          63,232       2,887,419       3,564,023
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley                  Morgan Stanley                  Morgan Stanley
                                              Variable                        Variable                        Variable
                                             Investment                      Investment                      Investment
                                               Series                          Series                          Series
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              Dividend                                                        European
                                               Growth                          Equity                          Growth
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (709,905) $    1,297,695  $   (6,455,360) $   (5,334,026) $     (287,685) $     (410,311)
Net realized gains (losses)             34,431,116      40,011,858     (43,594,305)    (63,705,693)      5,996,178       1,012,435
Change in unrealized gains (losses)    (12,212,508)      5,150,796     117,220,455     114,946,341       3,446,825      16,006,560
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                       21,508,703      46,460,349      67,170,790      45,906,622       9,155,318      16,608,684
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   641,574         815,543         311,654         557,760          93,186         254,407
Benefit payments                       (20,492,849)    (20,582,562)    (13,614,301)    (14,350,875)     (3,529,703)     (3,856,115)
Payments on termination               (125,630,487)   (127,247,816)    (81,372,706)    (79,052,629)    (31,311,170)    (26,650,822)
Contract maintenance charge               (342,911)       (438,664)       (264,224)       (328,937)        (80,131)        (97,914)
Transfers among the sub-accounts
  and with the Fixed Account - net     (26,711,086)    (23,060,218)    (23,717,032)    (29,967,877)     (7,063,195)     (5,939,908)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions          (172,535,759)   (170,513,717)   (118,656,609)   (123,142,558)    (41,891,013)    (36,290,352)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS     (151,027,056)   (124,053,368)    (51,485,819)    (77,235,936)    (32,735,695)    (19,681,668)

NET ASSETS AT BEGINNING OF PERIOD      696,585,712     820,639,080     511,428,457     588,664,393     167,620,425     187,302,093
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $  545,558,656  $  696,585,712  $  459,942,638  $  511,428,457  $  134,884,730  $  167,620,425
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                              22,317,303      27,374,518      14,403,240      17,326,340       5,979,048       7,200,152
      Units issued                       3,443,100       2,821,981       3,557,677       1,785,875       1,192,060       1,100,782
      Units redeemed                    (7,336,502)     (7,879,196)     (4,729,439)     (4,708,975)     (2,098,752)     (2,321,886)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                              18,423,901      22,317,303      13,231,478      14,403,240       5,072,356       5,979,048
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley                  Morgan Stanley                  Morgan Stanley
                                              Variable                        Variable                        Variable
                                             Investment                      Investment                      Investment
                                               Series                          Series                          Series
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                               Global                          Global
                                              Advantage                    Dividend Growth                   High Yield
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (227,628) $     (234,051) $      420,227  $      141,803  $    2,266,856  $    3,078,597
Net realized gains (losses)               (492,157)       (796,935)      8,259,545       4,239,364      (9,067,585)    (10,720,915)
Change in unrealized gains (losses)      1,559,470       3,240,564        (618,807)     20,282,818       7,034,299      11,517,026
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          839,685       2,209,578       8,060,965      24,663,985         233,570       3,874,708
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    24,966          53,224         199,391         574,141          28,852         119,045
Benefit payments                          (465,953)       (799,302)     (5,601,934)     (4,843,419)     (1,693,220)     (1,386,895)
Payments on termination                 (3,731,902)     (2,807,637)    (33,323,016)    (34,298,132)     (6,618,705)     (8,100,895)
Contract maintenance charge                (12,305)        (15,543)        (95,096)       (111,916)        (26,043)        (33,699)
Transfers among the sub-accounts
  and with the Fixed Account - net        (947,581)       (801,322)       (753,176)      6,458,063      (5,207,627)     (1,806,436)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (5,132,775)     (4,370,580)    (39,573,831)    (32,221,263)    (13,516,743)    (11,208,880)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (4,293,090)     (2,161,002)    (31,512,866)     (7,557,278)    (13,283,173)     (7,334,172)

NET ASSETS AT BEGINNING OF PERIOD       22,062,533      24,223,535     201,476,062     209,033,340      46,919,424      54,253,596
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   17,769,443  $   22,062,533  $  169,963,196  $  201,476,062  $   33,636,251  $   46,919,424
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               2,663,791       3,229,894      10,007,898      11,607,778       3,955,631       4,896,276
      Units issued                         299,188         751,812       1,562,526       1,950,626       1,543,771       2,427,729
      Units redeemed                      (914,868)     (1,317,915)     (3,167,075)     (3,550,506)     (2,513,547)     (3,368,374)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               2,048,111       2,663,791       8,403,349      10,007,898       2,985,855       3,955,631
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley                  Morgan Stanley                  Morgan Stanley
                                              Variable                        Variable                        Variable
                                             Investment                      Investment                      Investment
                                               Series                          Series                          Series
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                           Income Builder                    Information                  Limited Duration
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      499,691  $    1,045,980  $      (48,667) $      (66,561) $    1,110,105  $    1,493,476
Net realized gains (losses)              1,300,152         358,631          66,883          31,255        (733,148)       (618,952)
Change in unrealized gains (losses)        343,851       2,711,395        (113,489)        (41,068)       (202,310)       (889,781)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,143,694       4,116,006         (95,273)        (76,374)        174,647         (15,257)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    53,550         178,214           3,571          28,198          34,039         366,042
Benefit payments                        (1,309,571)     (1,504,856)        (93,670)        (53,844)     (1,114,883)     (1,012,387)
Payments on termination                 (9,891,921)     (7,460,026)       (637,969)     (1,122,229)    (10,378,784)    (10,387,784)
Contract maintenance charge                (20,358)        (24,977)         (1,779)         (2,440)        (20,513)        (26,308)
Transfers among the sub-accounts
  and with the Fixed Account - net        (292,436)      1,857,288        (333,130)        480,418       1,757,924        (287,874)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions           (11,460,736)     (6,954,357)     (1,062,977)       (669,897)     (9,722,217)    (11,348,311)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (9,317,042)     (2,838,351)     (1,158,250)       (746,271)     (9,547,570)    (11,363,568)

NET ASSETS AT BEGINNING OF PERIOD       46,417,818      49,256,169       4,090,637       4,836,908      50,056,065      61,419,633
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   37,100,776  $   46,417,818  $    2,932,387  $    4,090,637  $   40,508,495  $   50,056,065
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               3,118,398       3,589,903         859,104       1,036,314       4,394,767       5,392,398
      Units issued                         557,091         906,507         445,644       1,588,489       1,273,588       3,347,922
      Units redeemed                    (1,276,485)     (1,378,012)       (685,391)     (1,765,699)     (2,123,546)     (4,345,553)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               2,399,004       3,118,398         619,357         859,104       3,544,809       4,394,767
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley           Morgan Stanley        Morgan Stanley
                                              Variable                 Variable              Variable
                                             Investment               Investment            Investment
                                               Series                   Series                Series
                                             Sub-Account               Sub-Account           Sub-Account
                                    ------------------------------  --------------  ------------------------------

                                            Money Market            Pacific Growth      Quality Income Plus
                                    ------------------------------  --------------  ------------------------------

                                         2005            2004          2004 (aj)         2005            2004
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $    1,957,546  $   (1,094,269) $      (97,593) $    9,193,404  $   12,530,400
Net realized gains (losses)                      -               -          17,270         478,618       1,616,252
Change in unrealized gains (losses)              -               -       2,037,535      (4,906,056)     (3,462,291)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        1,957,546      (1,094,269)      1,957,212       4,765,966      10,684,361
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 6,589,562       1,835,159          31,528         197,983         329,815
Benefit payments                       (18,283,518)    (20,797,440)       (300,483)     (9,658,620)     (9,850,276)
Payments on termination                (54,687,814)    (60,059,959)     (1,142,936)    (46,361,159)    (51,994,252)
Contract maintenance charge                (75,983)       (102,636)         (4,903)       (106,447)       (137,526)
Transfers among the sub-accounts
  and with the Fixed Account - net      31,746,975       9,788,657     (23,519,793)     (5,792,565)    (13,304,410)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions           (34,710,778)    (69,336,219)    (24,936,587)    (61,720,808)    (74,956,649)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS      (32,753,232)    (70,430,488)    (22,979,375)    (56,954,842)    (64,272,288)

NET ASSETS AT BEGINNING OF PERIOD      166,791,898     237,222,386      22,979,375     276,599,874     340,872,162
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $  134,038,666  $  166,791,898  $            -  $  219,645,032  $  276,599,874
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                              11,900,148      16,876,156       5,498,369      12,316,437      15,564,429
      Units issued                      25,142,676      53,578,934       1,899,597       2,562,798       4,784,280
      Units redeemed                   (27,548,871)    (58,554,942)     (7,397,966)     (4,950,333)     (8,032,272)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               9,493,953      11,900,148               -       9,928,902      12,316,437
                                    ==============  ==============  ==============  ==============  ==============

(aj) For the period beginning January 1, 2004 and ended April 30, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley                  Morgan Stanley                  Morgan Stanley
                                              Variable                        Variable                        Variable
                                             Investment                      Investment                      Investment
                                               Series                          Series                          Series
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            S&P 500 Index                    Strategist                       Utilities
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      215,878  $     (622,346) $    1,593,742  $    1,846,838  $    1,381,272  $    1,850,597
Net realized gains (losses)              2,843,899       1,427,427      32,318,060       5,261,537         919,750      (7,501,859)
Change in unrealized gains (losses)       (285,738)      9,374,820     (15,504,326)     20,604,030      16,799,073      32,271,179
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,774,039      10,179,901      18,407,476      27,712,405      19,100,095      26,619,917
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    75,793         496,933         216,596         414,884         138,862         243,553
Benefit payments                        (2,884,173)     (3,130,278)    (10,616,198)    (10,709,573)     (5,510,788)     (6,111,415)
Payments on termination                (19,117,194)    (16,564,239)    (55,851,023)    (56,398,322)    (25,606,311)    (22,114,119)
Contract maintenance charge                (58,943)        (70,532)       (134,587)       (165,468)        (78,702)        (90,156)
Transfers among the sub-accounts
  and with the Fixed Account - net      (7,044,487)      4,169,789      (6,048,431)     (2,067,067)     (2,038,940)     (5,716,816)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions           (29,029,004)    (15,098,327)    (72,433,643)    (68,925,546)    (33,095,879)    (33,788,953)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS      (26,254,965)     (4,918,426)    (54,026,167)    (41,213,141)    (13,995,784)     (7,169,036)

NET ASSETS AT BEGINNING OF PERIOD      122,995,932     127,914,358     325,335,650     366,548,791     157,839,934     165,008,970
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   96,740,967  $  122,995,932  $  271,309,483  $  325,335,650  $  143,844,150  $  157,839,934
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                              11,739,674      13,278,808      12,349,042      14,583,843       7,513,044       9,199,211
      Units issued                       2,036,019       6,511,659       1,806,588       1,518,751       1,461,255         819,609
      Units redeemed                    (4,713,118)     (8,050,793)     (3,815,227)     (3,753,552)     (2,361,945)     (2,505,776)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               9,062,575      11,739,674      10,340,403      12,349,042       6,612,354       7,513,044
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley                  Morgan Stanley                  Morgan Stanley
                                              Variable                        Variable                        Variable
                                             Investment                      Investment                      Investment
                                               Series                          Series                          Series
                                          (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                          Aggressive Equity                Dividend Growth                     Equity
                                          (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (443,968) $     (424,299) $     (850,513) $     (335,280) $   (1,901,409) $   (1,528,326)
Net realized gains (losses)                583,389         (29,329)      2,112,658         874,630         465,205      (2,600,360)
Change in unrealized gains (losses)      4,746,447       2,975,795       3,547,216       7,375,815      18,069,371      13,496,948
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        4,885,868       2,522,167       4,809,361       7,915,165      16,633,167       9,368,262
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   435,579       1,160,783       3,988,138      15,750,635       6,119,363      15,009,485
Benefit payments                          (305,613)       (335,815)     (2,137,182)     (1,254,645)     (1,279,306)     (1,620,644)
Payments on termination                 (2,269,344)     (1,346,796)     (8,694,149)     (7,135,042)     (8,059,966)     (5,397,095)
Contract maintenance charge                (27,454)        (25,708)       (158,303)       (116,380)       (171,032)       (107,229)
Transfers among the sub-accounts
  and with the Fixed Account - net        (284,612)       (934,917)      5,124,123       3,305,478      (6,075,322)     (3,797,882)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (2,451,444)     (1,482,453)     (1,877,373)     10,550,046      (9,466,263)      4,086,635
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        2,434,424       1,039,714       2,931,988      18,465,211       7,166,904      13,454,897

NET ASSETS AT BEGINNING OF PERIOD       26,130,880      25,091,166     132,692,555     114,227,344     112,119,813      98,664,916
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   28,565,304  $   26,130,880  $  135,624,543  $  132,692,555  $  119,286,717  $  112,119,813
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               3,342,064       3,668,830      11,890,791      11,170,487      13,667,459      14,124,818
      Units issued                         533,924         582,852       2,941,753       2,965,031       1,942,816       2,739,807
      Units redeemed                      (877,346)       (909,618)     (3,136,059)     (2,244,727)     (3,415,509)     (3,197,166)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period     2,998,642       3,342,064      11,696,485      11,890,791      12,194,766      13,667,459
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley                  Morgan Stanley                  Morgan Stanley
                                              Variable                        Variable                        Variable
                                             Investment                      Investment                      Investment
                                               Series                          Series                          Series
                                          (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                           European Growth                Global Advantage             Global Dividend Growth
                                          (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (291,868) $     (271,800) $     (176,188) $     (148,345) $     (184,103) $     (204,157)
Net realized gains (losses)                809,193          75,802          87,244         (90,863)      1,776,327         747,189
Change in unrealized gains (losses)      1,819,427       4,083,665         540,600       1,226,197       1,391,678       6,535,485
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,336,752       3,887,667         451,656         986,989       2,983,902       7,078,517
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   355,555       2,491,390          83,527         799,455       3,653,244       5,375,830
Benefit payments                          (428,561)       (320,742)        (70,141)       (119,073)       (759,572)       (361,198)
Payments on termination                 (2,988,470)     (5,060,598)       (473,902)       (458,490)     (3,587,050)     (2,792,159)
Contract maintenance charge                (51,960)        (46,724)        (13,893)        (13,580)        (92,756)        (78,158)
Transfers among the sub-accounts
  and with the Fixed Account - net      (2,161,599)      4,569,482        (458,883)        479,583       1,262,122       9,968,118
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (5,275,035)      1,632,808        (933,292)        687,895         475,988      12,112,433
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (2,938,283)      5,520,475        (481,636)      1,674,884       3,459,890      19,190,950

NET ASSETS AT BEGINNING OF PERIOD       41,305,428      35,784,953      10,869,074       9,194,190      65,870,779      46,679,829
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   38,367,145  $   41,305,428  $   10,387,438  $   10,869,074  $   69,330,669  $   65,870,779
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               4,429,086       4,423,874       1,301,803       1,276,113       5,319,315       4,329,558
      Units issued                         382,467       5,449,346          95,698         282,411       1,374,498       1,852,140
      Units redeemed                      (973,697)     (5,444,134)       (207,615)       (256,721)     (1,376,799)       (862,383)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               3,837,856       4,429,086       1,189,886       1,301,803       5,317,014       5,319,315
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley                  Morgan Stanley                  Morgan Stanley
                                              Variable                        Variable                        Variable
                                             Investment                      Investment                      Investment
                                               Series                          Series                          Series
                                          (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                             High Yield                    Income Builder                    Information
                                          (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $    1,859,149  $    2,038,164  $      322,050  $      788,538  $     (178,411) $     (222,832)
Net realized gains (losses)               (300,897)       (220,675)      1,099,286         649,380         108,299         (39,161)
Change in unrealized gains (losses)     (1,545,020)        789,760         691,390       2,254,918        (293,214)        336,459
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           13,232       2,607,249       2,112,726       3,692,836        (363,326)         74,466
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   907,403       6,204,201       1,380,540       4,342,449          26,398         498,321
Benefit payments                          (374,490)       (375,208)       (580,716)       (481,781)        (70,207)       (162,693)
Payments on termination                 (1,882,052)     (4,100,409)     (5,391,908)     (5,198,588)     (1,247,121)       (785,344)
Contract maintenance charge                (70,160)        (46,143)        (31,106)        (29,489)        (15,864)        (19,829)
Transfers among the sub-accounts
  and with the Fixed Account - net      (2,571,205)       (829,447)       (171,196)      3,490,149      (2,056,972)        130,121
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (3,990,504)        852,994      (4,794,386)      2,122,740      (3,363,766)       (339,424)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (3,977,272)      3,460,243      (2,681,660)      5,815,576      (3,727,092)       (264,958)

NET ASSETS AT BEGINNING OF PERIOD       37,266,741      33,806,498      46,473,158      40,657,582      12,763,255      13,028,213
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   33,289,469  $   37,266,741  $   43,791,498  $   46,473,158  $    9,036,163  $   12,763,255
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               4,910,422       5,304,925       3,880,951       3,718,215       2,100,505       2,271,228
      Units issued                         594,151       1,290,296         604,663       1,056,357         105,276         394,672
      Units redeemed                    (1,226,861)     (1,684,799)     (1,000,410)       (893,621)       (695,202)       (565,395)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               4,277,712       4,910,422       3,485,204       3,880,951       1,510,579       2,100,505
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley                  Morgan Stanley            Morgan Stanley
                                              Variable                        Variable                  Variable
                                             Investment                      Investment                Investment
                                               Series                          Series                    Series
                                          (Class Y Shares)                (Class Y Shares)          (Class Y Shares)
                                             Sub-Account                     Sub-Account               Sub-Account
                                    ------------------------------  ------------------------------  ----------------

                                          Limited Duration                  Money Market             Pacific Growth
                                          (Class Y Shares)                (Class Y Shares)          (Class Y Shares)
                                    ------------------------------  ------------------------------  ----------------

                                          2005           2004            2005            2004           2004 (aj)
                                    --------------  --------------  --------------  --------------  ----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $    2,347,726  $    2,652,846  $      738,679  $     (878,038) $        (42,488)
Net realized gains (losses)               (955,568)       (778,759)              -               -         1,100,965
Change in unrealized gains (losses)     (1,679,973)     (2,585,443)              -               -          (407,868)
                                    --------------  --------------  --------------  --------------  ----------------

Increase (decrease) in net assets
  from operations                         (287,815)       (711,356)        738,679        (878,038)          650,609
                                    --------------  --------------  --------------  --------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 9,313,421      13,486,144      23,887,561      29,442,137           284,985
Benefit payments                        (1,545,724)     (1,977,990)     (4,759,838)     (5,008,816)           (6,208)
Payments on termination                 (8,840,523)     (8,369,830)    (11,069,478)    (14,735,933)         (127,696)
Contract maintenance charge               (178,551)       (146,855)       (180,571)        (74,784)             (557)
Transfers among the sub-accounts
  and with the Fixed Account - net       1,595,365      (2,689,729)       (412,185)    (13,756,828)       (8,165,425)
                                    --------------  --------------  --------------  --------------  ----------------

Increase (decrease) in net assets
  from contract transactions               343,988         301,740       7,465,489      (4,134,224)       (8,014,901)
                                    --------------  --------------  --------------  --------------  ----------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -                 -
                                    --------------  --------------  --------------  --------------  ----------------

INCREASE (DECREASE) IN NET ASSETS           56,173        (409,616)      8,204,168      (5,012,262)       (7,364,292)

NET ASSETS AT BEGINNING OF PERIOD      120,213,202     120,622,818      85,984,232      90,996,494         7,364,292
                                    --------------  --------------  --------------  --------------  ----------------

NET ASSETS AT END OF PERIOD         $  120,269,375  $  120,213,202  $   94,188,400  $   85,984,232  $              -
                                    ==============  ==============  ==============  ==============  ================

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                              11,437,097      11,258,898       8,638,854       8,983,559         1,166,251
      Units issued                       4,044,895       4,361,439      15,111,122      22,897,268         9,717,542
      Units redeemed                    (3,928,752)     (4,183,240)    (14,330,227)    (23,241,973)      (10,883,793)
                                    --------------  --------------  --------------  --------------  ----------------
  Units outstanding at end of
    period                              11,553,240      11,437,097       9,419,749       8,638,854                 -
                                    ==============  ==============  ==============  ==============  ================

(aj) For the period beginning January 1, 2004 and ended April 30, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley                  Morgan Stanley                  Morgan Stanley
                                              Variable                        Variable                        Variable
                                             Investment                      Investment                      Investment
                                               Series                          Series                          Series
                                          (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                         Quality Income Plus                S&P 500 Index                    Strategist
                                          (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $    5,726,791  $    5,456,138  $     (431,406) $   (1,264,117) $       21,929  $       47,919
Net realized gains (losses)               (394,363)        316,302       2,369,755       1,188,219       9,498,750         807,122
Change in unrealized gains (losses)     (3,053,124)       (845,745)      1,962,399      11,475,505      (3,827,344)      6,414,384
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,279,304       4,926,695       3,900,748      11,399,607       5,693,335       7,269,425
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                34,683,937      29,150,543      14,267,724      13,816,999       4,315,203       4,646,295
Benefit payments                        (2,736,486)     (3,593,556)     (2,279,971)     (1,422,595)     (1,655,978)     (1,617,929)
Payments on termination                (10,752,857)     (9,633,994)     (9,306,355)     (8,008,237)     (6,540,381)     (5,163,931)
Contract maintenance charge               (229,539)       (110,476)       (230,043)       (199,043)        (88,574)        (79,259)
Transfers among the sub-accounts
  and with the Fixed Account - net      (1,961,741)     12,935,420      (1,275,062)      9,282,851      (2,858,313)      3,644,661
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            19,003,314      28,747,937       1,176,293      13,469,975      (6,828,043)      1,429,837
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       21,282,618      33,674,632       5,077,041      24,869,582      (1,134,708)      8,699,262

NET ASSETS AT BEGINNING OF PERIOD      170,080,756     136,406,124     151,930,221     127,060,639      95,971,639      87,272,377
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $  191,363,374  $  170,080,756  $  157,007,262  $  151,930,221  $   94,836,931  $   95,971,639
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                              14,098,741      11,263,773      16,146,107      15,306,676       8,876,242       8,862,758
      Units issued                       8,489,870       5,936,165       4,226,165       3,620,051       1,360,956       1,511,448
      Units redeemed                    (6,394,696)     (3,101,197)     (4,720,938)     (2,780,620)     (2,061,572)     (1,497,964)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                              16,193,915      14,098,741      15,651,334      16,146,107       8,175,626       8,876,242
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley
                                              Variable
                                             Investment                  Neuberger & Berman              Neuberger & Berman
                                               Series                         Advisors                        Advisors
                                          (Class Y Shares)                Management Trust                Management Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              Utilities                                                      AMT Mid-Cap
                                          (Class Y Shares)                  AMT Guardian                       Growth
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      125,059  $      188,007  $          (11) $         (119) $         (437) $         (385)
Net realized gains (losses)                197,931        (970,819)            267             (46)           (177)           (211)
Change in unrealized gains (losses)      3,468,439       5,310,796            (671)          1,408           4,008           4,188
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        3,791,429       4,527,984            (415)          1,243           3,394           3,592
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 1,228,150       1,137,769               -               -               -               -
Benefit payments                          (782,132)       (573,283)              -               -               -               -
Payments on termination                 (1,869,621)     (1,551,897)         (9,416)           (400)              -               -
Contract maintenance charge                (26,273)        (20,907)              -               -             (27)            (28)
Transfers among the sub-accounts
  and with the Fixed Account - net         363,179         528,109               -           2,028               2               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (1,086,697)       (480,209)         (9,416)          1,628             (25)            (28)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        2,704,732       4,047,775          (9,831)          2,871           3,369           3,564

NET ASSETS AT BEGINNING OF PERIOD       29,342,690      25,294,915           9,831           6,960          28,268          24,704
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   32,047,422  $   29,342,690  $            -  $        9,831  $       31,637  $       28,268
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               3,568,622       3,737,871             779             629           2,261           2,264
      Units issued                         805,841         481,533               -             150               -               -
      Units redeemed                      (999,687)       (650,782)           (779)              -              (2)             (3)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               3,374,776       3,568,622               -             779           2,259           2,261
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         Neuberger & Berman                  Oppenheimer                     Oppenheimer
                                              Advisors                        Variable                        Variable
                                          Management Trust                  Account Funds                   Account Funds
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                             Oppenheimer                     Oppenheimer
                                            AMT Partners                  Aggressive Growth                   Balanced
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $         (912) $       (1,970) $      (41,679) $      (40,626) $       44,214  $      (44,842)
Net realized gains (losses)                    443            (442)       (119,357)       (144,745)        625,293          65,672
Change in unrealized gains (losses)         22,832          22,851         455,419         655,290        (401,284)        938,632
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           22,363          20,439         294,383         469,919         268,223         959,462
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         -               -          16,434           5,889           8,270         123,178
Benefit payments                                 -               -         (76,837)         (6,465)       (154,022)       (132,849)
Payments on termination                     (2,067)           (135)       (229,720)       (274,684)     (1,944,274)     (1,578,229)
Contract maintenance charge                    (46)            (43)         (1,210)         (1,315)         (3,015)         (3,136)
Transfers among the sub-accounts
  and with the Fixed Account - net            (950)         (1,033)        (35,237)         21,551         237,887         491,852
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                (3,063)         (1,211)       (326,570)       (255,024)     (1,855,154)     (1,099,184)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           19,300          19,228         (32,187)        214,895      (1,586,931)       (139,722)

NET ASSETS AT BEGINNING OF PERIOD          139,906         120,678       2,955,618       2,740,723      12,084,259      12,223,981
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      159,206  $      139,906  $    2,923,431  $    2,955,618  $   10,497,328  $   12,084,259
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  11,661          11,778         396,966         431,201         947,560       1,032,197
      Units issued                               -               -          24,975          20,200          92,687         107,624
      Units redeemed                          (241)           (117)        (71,394)        (54,435)       (232,379)       (192,261)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  11,420          11,661         350,547         396,966         807,868         947,560
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Oppenheimer                     Oppenheimer                     Oppenheimer
                                              Variable                        Variable                        Variable
                                            Account Funds                   Account Funds                   Account Funds
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                             Oppenheimer                     Oppenheimer                     Oppenheimer
                                        Capital Appreciation                Core Bond (k)                 Global Securities
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (60,029) $     (153,929) $      201,416  $      168,019  $      (32,964) $       (6,799)
Net realized gains (losses)                (60,779)       (178,954)          5,794           9,962         263,411          39,789
Change in unrealized gains (losses)        599,247       1,089,531        (146,573)         27,980       1,138,918       1,699,191
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          478,439         756,648          60,637         205,961       1,369,365       1,732,181
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   146,357         275,123          83,774         141,472         220,148         235,844
Benefit payments                          (206,922)       (143,845)         (4,285)        (13,715)        (39,722)        (91,631)
Payments on termination                 (1,309,362)     (1,206,769)       (668,774)       (446,813)     (1,164,262)     (1,148,409)
Contract maintenance charge                 (9,380)        (10,198)         (2,524)         (2,865)         (6,900)         (6,916)
Transfers among the sub-accounts
  and with the Fixed Account - net        (348,795)        873,353         (88,325)        475,225         222,144         222,369
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (1,728,102)       (212,336)       (680,134)        153,304        (768,592)       (788,743)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (1,249,663)        544,312        (619,497)        359,265         600,773         943,438

NET ASSETS AT BEGINNING OF PERIOD       14,953,362      14,409,050       5,253,410       4,894,145      11,428,499      10,485,061
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   13,703,699  $   14,953,362  $    4,633,913  $    5,253,410  $   12,029,272  $   11,428,499
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               1,552,405       1,581,164         398,566         386,488         787,744         856,489
      Units issued                          89,876         213,059          21,403          78,299          87,999          91,119
      Units redeemed                      (274,641)       (241,818)        (72,820)        (66,221)       (144,335)       (159,864)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,367,640       1,552,405         347,149         398,566         731,408         787,744
                                    ==============  ==============  ==============  ==============  ==============  ==============

(k) Previously known as Oppenheimer Bond

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Oppenheimer                     Oppenheimer                     Oppenheimer
                                              Variable                        Variable                        Variable
                                            Account Funds                   Account Funds                   Account Funds
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                                                             Oppenheimer
                                             Oppenheimer                     Oppenheimer                     Main Street
                                             High Income                     Main Street                  Small Cap Growth
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      110,710  $       82,388  $       (1,122) $      (58,691) $      (56,473) $      (48,726)
Net realized gains (losses)                 (3,979)            631          91,390         (93,795)        317,814          81,559
Change in unrealized gains (losses)        (90,271)         58,745         332,629         960,510         107,086         640,408
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           16,460         141,764         422,897         808,024         368,427         673,241
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    15,483          34,895          31,819          63,749          92,071         174,706
Benefit payments                                 -            (854)       (368,205)       (203,604)         (1,218)         (6,199)
Payments on termination                   (198,821)       (176,615)     (1,427,349)     (1,226,859)       (335,532)       (222,684)
Contract maintenance charge                 (1,188)         (1,228)         (4,575)         (4,881)         (4,111)         (3,900)
Transfers among the sub-accounts
  and with the Fixed Account - net          33,530         571,359         (37,143)        218,943         (82,292)        445,501
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (150,996)        427,557      (1,805,453)     (1,152,652)       (331,082)        387,424
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         (134,536)        569,321      (1,382,556)       (344,628)         37,345       1,060,665

NET ASSETS AT BEGINNING OF PERIOD        2,117,025       1,547,704      10,776,866      11,121,494       4,484,107       3,423,442
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    1,982,489  $    2,117,025  $    9,394,310  $   10,776,866  $    4,521,452  $    4,484,107
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 173,775         136,552       1,169,377       1,307,148         255,943         230,331
      Units issued                          15,447          60,618         118,559          97,636          26,625          58,409
      Units redeemed                       (28,086)        (23,395)       (315,042)       (235,407)        (44,846)        (32,797)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 161,136         173,775         972,894       1,169,377         237,722         255,943
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                             Oppenheimer                     Oppenheimer
                                             Oppenheimer                      Variable                        Variable
                                              Variable                      Account Funds                   Account Funds
                                            Account Funds              (Service Class ("SC"))          (Service Class ("SC"))
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                             Oppenheimer                     Oppenheimer                     Oppenheimer
                                           Strategic Bond              Aggressive Growth (SC)               Balanced (SC)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      233,319  $      309,491  $     (259,636) $     (170,843) $      (35,798) $     (236,213)
Net realized gains (losses)                127,235         150,354         371,111         165,534       1,710,958         202,537
Change in unrealized gains (losses)       (268,184)         79,730       1,587,088       1,801,036        (902,672)      2,595,034
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           92,370         539,575       1,698,563       1,795,727         772,488       2,561,358
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    17,907          52,463       4,351,751       3,485,515       5,459,076       7,804,924
Benefit payments                           (96,963)        (73,077)       (153,451)         (6,606)       (221,193)        (95,532)
Payments on termination                   (983,007)       (844,250)       (579,780)       (477,471)     (1,639,684)       (955,633)
Contract maintenance charge                 (2,059)         (2,337)        (50,253)        (38,251)       (121,994)        (82,164)
Transfers among the sub-accounts
  and with the Fixed Account - net         407,964        (499,720)        472,005       1,839,216         728,644       8,510,560
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (656,158)     (1,366,921)      4,040,272       4,802,403       4,204,849      15,182,155
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         (563,788)       (827,346)      5,738,835       6,598,130       4,977,337      17,743,513

NET ASSETS AT BEGINNING OF PERIOD        7,815,547       8,642,893      13,793,546       7,195,416      35,401,428      17,657,915
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    7,251,759  $    7,815,547  $   19,532,381  $   13,793,546  $   40,378,765  $   35,401,428
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 565,006         668,356         945,504         579,512       2,497,143       1,345,753
      Units issued                          67,254          56,571         494,019         582,757         785,196       1,396,332
      Units redeemed                      (113,377)       (159,921)       (224,926)       (216,765)       (491,818)       (244,942)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 518,883         565,006       1,214,597         945,504       2,790,521       2,497,143
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Oppenheimer                     Oppenheimer                     Oppenheimer
                                              Variable                        Variable                        Variable
                                            Account Funds                   Account Funds                   Account Funds
                                       (Service Class ("SC"))          (Service Class ("SC"))          (Service Class ("SC"))
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                             Oppenheimer                     Oppenheimer                     Oppenheimer
                                      Capital Appreciation (SC)          Core Bond (SC) (l)            Global Securities (SC)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005          2004 (y)          2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (524,959) $     (431,331) $       12,579  $         (811) $     (247,480) $     (138,958)
Net realized gains (losses)                268,413         163,313          (3,657)           (191)      1,000,159         312,067
Change in unrealized gains (losses)      2,564,471       1,995,910           8,498           3,054       3,147,996       3,576,447
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,307,925       1,727,892          17,420           2,052       3,900,675       3,749,556
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                22,498,633      16,626,863       4,169,598         660,069       5,884,845       7,196,099
Benefit payments                          (631,610)       (606,716)              -               -        (275,001)       (393,445)
Payments on termination                 (2,309,023)       (947,310)        (99,715)            (34)     (1,421,204)       (799,217)
Contract maintenance charge               (128,753)        (74,105)         (4,859)              -         (90,016)        (61,985)
Transfers among the sub-accounts
  and with the Fixed Account - net       6,371,507       8,153,811       1,927,641          25,297         302,240       4,714,748
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            25,800,754      23,152,543       5,992,665         685,332       4,400,864      10,656,200
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       28,108,679      24,880,435       6,010,085         687,384       8,301,539      14,405,756

NET ASSETS AT BEGINNING OF PERIOD       40,076,483      15,196,048         687,384               -      27,890,132      13,484,376
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   68,185,162  $   40,076,483  $    6,697,469  $      687,384  $   36,191,671  $   27,890,132
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               3,108,517       1,236,462          67,996               -       1,671,393         945,333
      Units issued                       2,862,008       2,602,434         676,015          68,362         741,404       1,104,920
      Units redeemed                      (848,119)       (730,379)        (86,239)           (366)       (481,912)       (378,860)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               5,122,406       3,108,517         657,772          67,996       1,930,885       1,671,393
                                    ==============  ==============  ==============  ==============  ==============  ==============

(l) Previously known as Oppenheimer Bond (SC)
(y) For the period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Oppenheimer                     Oppenheimer                     Oppenheimer
                                              Variable                        Variable                        Variable
                                            Account Funds                   Account Funds                   Account Funds
                                       (Service Class ("SC"))          (Service Class ("SC"))          (Service Class ("SC"))
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                                                             Oppenheimer
                                             Oppenheimer                     Oppenheimer                  Main Street Small
                                          High Income (SC)                Main Street (SC)                 Cap Growth (SC)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $    1,482,744  $      720,328  $     (405,152) $     (492,353) $     (558,814) $     (355,872)
Net realized gains (losses)                 65,129         178,952         806,440         699,796       1,495,230         567,169
Change in unrealized gains (losses)     (1,372,459)        895,855       2,705,596       3,563,406       2,147,228       3,714,952
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          175,414       1,795,135       3,106,884       3,770,849       3,083,644       3,926,249
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 6,655,416      12,379,065      25,184,311      15,186,842      10,775,593       6,357,840
Benefit payments                          (236,966)       (173,708)       (814,619)       (304,814)       (198,221)       (188,117)
Payments on termination                 (1,868,825)       (841,874)     (2,992,484)     (1,405,088)     (1,449,713)       (570,968)
Contract maintenance charge               (116,871)        (58,483)       (208,473)       (153,817)       (116,135)        (81,563)
Transfers among the sub-accounts
  and with the Fixed Account - net       1,811,506       4,720,144       4,842,278       4,530,244       1,921,904       4,793,526
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             6,244,260      16,025,144      26,011,013      17,853,367      10,933,428      10,310,718
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
   retained in Allstate Financial
   Advisors Separate Account I                   -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        6,419,674      17,820,279      29,117,897      21,624,216      14,017,072      14,236,967

NET ASSETS AT BEGINNING OF PERIOD       31,835,272      14,014,993      57,933,031      36,308,815      29,516,472      15,279,505
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   38,254,946  $   31,835,272  $   87,050,928  $   57,933,031  $   43,533,544  $   29,516,472
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               2,291,724       1,079,445       4,262,843       2,868,687       1,713,775       1,040,198
      Units issued                         897,919       1,650,166       2,832,132       2,081,718       1,008,901       1,262,230
      Units redeemed                      (446,882)       (437,887)       (939,775)       (687,562)       (382,308)       (588,653)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               2,742,761       2,291,724       6,155,200       4,262,843       2,340,368       1,713,775
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Oppenheimer                   PIMCO Advisors                  PIMCO Advisors
                                              Variable                        Variable                        Variable
                                            Account Funds                     Insurance                       Insurance
                                       (Service Class ("SC"))                   Trust                           Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                             Oppenheimer
                                         Strategic Bond (SC)               OpCap Balanced                  OpCap Small Cap
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005        2004 (v) (ab)       2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $    2,001,100  $    1,173,114  $         (111) $          (93) $          (25) $          (23)
Net realized gains (losses)                342,083         163,269             466               3             256               4
Change in unrealized gains (losses)     (1,444,898)      3,165,155            (254)            804            (260)            276
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          898,285       4,501,538             101             714             (29)            257
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                31,236,134      26,897,622              60             240              42             249
Benefit payments                        (1,496,492)       (575,628)              -               -               -               -
Payments on termination                 (4,477,199)     (1,875,655)              -               -               -               -
Contract maintenance charge               (254,253)       (132,107)            (20)            (15)             (6)             (7)
Transfers among the sub-accounts
  and with the Fixed Account - net      10,091,090      17,265,006            (544)          8,841            (120)              2
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            35,099,280      41,579,238            (504)          9,066             (84)            244
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       35,997,565      46,080,776            (403)          9,780            (113)            501

NET ASSETS AT BEGINNING OF PERIOD       78,448,551      32,367,775           9,780               -           1,926           1,425
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $  114,446,116  $   78,448,551  $        9,377  $        9,780  $        1,813  $        1,926
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               6,044,530       2,661,693             906               -             127             109
      Units issued                       4,117,768       4,165,960              10             909               3              18
      Units redeemed                    (1,422,487)       (783,123)            (58)             (3)             (9)              -
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               8,739,811       6,044,530             858             906             121             127
                                    ==============  ==============  ==============  ==============  ==============  ==============

(v) For the period beginning April 30, 2004 and ended December 31, 2004
(ab) On April 30, 2004, LSA Balanced merged into OpCap Balanced

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             PIMCO Advisors
                                                Variable                     PIMCO Variable                  PIMCO Variable
                                                Insurance                      Insurance                       Insurance
                                                  Trust                          Trust                           Trust
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                            PEA Science and
                                               Technology                     Foreign Bond                    Money Market
                                     ------------------------------  ------------------------------  ------------------------------

                                        2005 (m)          2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $           (2) $           (7) $           22  $            8  $          109  $          (93)
Net realized gains (losses)                     (82)             (2)             27              40               -               -
Change in unrealized gains (losses)               3             (28)             29              22               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                               (81)            (37)             78              70             109             (93)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -               -              66              72              48             288
Benefit payments                                  -               -               -               -               -               -
Payments on termination                           -               -               -               -               -            (295)
Contract maintenance charge                       -              (3)             (9)             (9)            (21)            (40)
Transfers among the sub-accounts
  and with the Fixed Account - net             (501)             73             529              35          (8,956)          3,940
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                   (501)             70             586              98          (8,929)          3,893
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS              (582)             33             664             168          (8,820)          3,800

NET ASSETS AT BEGINNING OF PERIOD               582             549           1,864           1,696          17,721          13,921
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $            -  $          582  $        2,528  $        1,864  $        8,901  $       17,721
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       50              44             166             157           1,796           1,402
      Units issued                                -               6             101              10             118             428
      Units redeemed                            (50)              -             (50)             (1)         (1,023)            (34)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period              -              50             217             166             891           1,796
                                     ==============  ==============  ==============  ==============  ==============  ==============

(m) For the period beginning January 1, 2005 and ended May 1, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             PIMCO Variable
                                               Insurance                    Putnam Variable                 Putnam Variable
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                              PIMCO Total                     VT American                      VT Capital
                                                 Return                    Government Income                  Appreciation
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $          170  $            3  $    1,167,858  $    1,850,247  $     (158,367) $     (219,014)
Net realized gains (losses)                     165              18        (169,305)      1,031,952         568,817         170,031
Change in unrealized gains (losses)            (265)             20      (1,025,733)     (2,056,524)        599,548       2,028,414
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                                70              41         (27,180)        825,675       1,009,998       1,979,431
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      2,640               -         313,171         478,318          85,263          65,047
Benefit payments                                  -               -      (1,370,419)     (1,232,852)       (428,775)       (122,409)
Payments on termination                           -               -      (6,611,521)     (6,731,768)     (2,046,064)     (1,004,665)
Contract maintenance charge                     (19)             (6)        (95,603)       (113,073)        (31,962)        (31,018)
Transfers among the sub-accounts
  and with the Fixed Account - net            6,336              40      (1,537,340)    (10,247,975)        882,285         837,370
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                  8,957              34      (9,301,712)    (17,847,350)     (1,539,253)       (255,675)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS             9,027              75      (9,328,892)    (17,021,675)       (529,255)      1,723,756

NET ASSETS AT BEGINNING OF PERIOD             1,295           1,220      66,002,940      83,024,615      17,376,314      15,652,558
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $       10,322  $        1,295  $   56,674,048  $   66,002,940  $   16,847,059  $   17,376,314
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      113             110       5,446,808       6,916,063       2,102,673       2,142,408
      Units issued                              780               4         742,395         782,562         338,845         378,764
      Units redeemed                              -              (1)     (1,515,675)     (2,251,817)       (524,033)       (418,499)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period            893             113       4,673,528       5,446,808       1,917,485       2,102,673
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable                 Putnam Variable                 Putnam Variable
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                               VT Capital                     VT Discovery                   VT Diversified
                                             Opportunities                       Growth                          Income
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (63,957) $       75,590  $     (251,580) $     (273,118) $    5,415,754  $    7,404,202
Net realized gains (losses)                 113,744          65,241         672,644         343,086        (118,098)        (34,455)
Change in unrealized gains (losses)         435,494         280,417         506,092       1,061,025      (3,809,839)       (562,686)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           485,281         421,248         927,156       1,130,993       1,487,817       6,807,061
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     32,248          12,298          99,687         228,793         252,414         210,575
Benefit payments                            (27,232)              -        (224,854)       (172,016)     (2,428,808)     (1,840,249)
Payments on termination                    (420,157)       (162,317)     (1,808,479)     (1,155,586)     (9,310,100)     (7,890,884)
Contract maintenance charge                  (9,545)         (5,436)        (47,168)        (50,965)       (120,670)       (121,517)
Transfers among the sub-accounts
  and with the Fixed Account - net        2,863,042       1,881,133      (1,518,242)       (610,559)      5,160,579       2,338,896
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              2,438,356       1,725,678      (3,499,056)     (1,760,333)     (6,446,585)     (7,303,179)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         2,923,637       2,146,926      (2,571,900)       (629,340)     (4,958,768)       (496,118)

NET ASSETS AT BEGINNING OF PERIOD         3,507,570       1,360,644      20,140,182      20,769,522      92,393,624      92,889,742
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $    6,431,207  $    3,507,570  $   17,568,282  $   20,140,182  $   87,434,856  $   92,393,624
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  232,875         105,298       4,136,636       4,528,156       6,967,684       7,546,376
      Units issued                          417,392         186,292         161,113         574,157       1,356,591       1,097,766
      Units redeemed                       (257,387)        (58,715)       (884,527)       (965,677)     (1,838,127)     (1,676,458)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        392,880         232,875       3,413,222       4,136,636       6,486,148       6,967,684
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable                 Putnam Variable                 Putnam Variable
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                               VT Equity                  VT The George Putnam              VT Global Asset
                                                 Income                      Fund of Boston                    Allocation
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     (106,050) $     (202,706) $    1,382,290  $    1,096,328  $     (122,534) $      361,671
Net realized gains (losses)                 639,964         121,233       2,946,388       1,606,299         241,264         (81,771)
Change in unrealized gains (losses)         613,147       1,907,197       1,559,617      11,775,715       1,795,428       1,842,499
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         1,147,061       1,825,724       5,888,295      14,478,342       1,914,158       2,122,399
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    117,055         128,354      13,417,953      20,280,546       5,302,084       2,646,075
Benefit payments                           (437,843)        (88,434)     (4,617,208)     (3,280,992)       (523,175)       (401,791)
Payments on termination                  (2,045,211)     (1,020,089)    (20,672,515)    (16,354,483)     (2,525,796)     (1,505,254)
Contract maintenance charge                 (45,798)        (26,646)       (380,578)       (352,545)        (63,920)        (50,747)
Transfers among the sub-accounts
  and with the Fixed Account - net        8,318,801      11,122,632       8,225,068      13,849,346       4,508,124       4,068,127
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              5,907,004      10,115,817      (4,027,280)     14,141,872       6,697,317       4,756,410
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         7,054,065      11,941,541       1,861,015      28,620,214       8,611,475       6,878,809

NET ASSETS AT BEGINNING OF PERIOD        21,401,747       9,460,206     235,336,125     206,715,911      30,774,382      23,895,573
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $   28,455,812  $   21,401,747  $  237,197,140  $  235,336,125  $   39,385,857  $   30,774,382
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                1,610,885         785,589      20,326,024      19,241,611       2,842,429       2,429,076
      Units issued                          861,589       1,091,218       4,253,359       4,810,446       1,144,461         881,113
      Units redeemed                       (415,050)       (265,922)     (4,715,023)     (3,726,033)       (632,014)       (467,760)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period      2,057,424       1,610,885      19,864,360      20,326,024       3,354,876       2,842,429
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable                 Putnam Variable                 Putnam Variable
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                               VT Global                     VT Growth and                     VT Growth
                                                 Equity                          Income                      Opportunities
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     (292,901) $      394,338  $    1,295,310  $    1,366,953  $     (179,247) $     (379,007)
Net realized gains (losses)              (4,588,571)     (5,784,042)      6,144,198         257,043      (2,290,256)     (2,631,304)
Change in unrealized gains (losses)       8,687,484      11,735,759      13,955,866      54,937,445       2,990,297       2,995,481
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         3,806,012       6,346,055      21,395,374      56,561,441         520,794         (14,830)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    238,143         160,693       8,007,546      15,803,634         231,760         275,332
Benefit payments                           (702,676)       (930,638)    (12,217,020)     (9,788,007)       (298,825)       (401,412)
Payments on termination                  (4,427,983)     (4,523,231)    (52,093,640)    (45,952,038)     (2,001,928)     (1,861,235)
Contract maintenance charge                (107,674)       (111,266)     (1,011,128)     (1,024,301)        (53,593)        (61,696)
Transfers among the sub-accounts
  and with the Fixed Account - net       (1,891,096)       (835,047)    (16,665,644)        744,322      (1,616,811)          9,909
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             (6,891,286)     (6,239,489)    (73,979,886)    (40,216,390)     (3,739,397)     (2,039,102)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (3,085,274)        106,566     (52,584,512)     16,345,051      (3,218,603)     (2,053,932)

NET ASSETS AT BEGINNING OF PERIOD        57,171,548      57,064,982     638,183,883     621,838,832      26,368,899      28,422,831
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $   54,086,274  $   57,171,548  $  585,599,371  $  638,183,883  $   23,150,296  $   26,368,899
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                7,523,140       8,402,139      60,631,538      65,399,792       6,235,675       6,739,095
      Units issued                          446,884         498,126       5,285,915       7,602,313         626,254       1,090,940
      Units redeemed                     (1,318,229)     (1,377,125)    (12,603,010)    (12,370,567)     (1,529,879)     (1,594,360)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period      6,651,795       7,523,140      53,314,443      60,631,538       5,332,050       6,235,675
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable                 Putnam Variable                 Putnam Variable
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                           VT Health Sciences                VT High Yield                     VT Income
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $   (1,050,454) $     (956,105) $    6,501,089  $    6,603,850  $    3,499,745  $    5,251,003
Net realized gains (losses)                 509,029      (1,128,669)       (219,508)        274,911       2,452,643         485,147
Change in unrealized gains (losses)       9,257,489       6,245,852      (4,698,100)      1,330,785      (4,140,907)        (23,291)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         8,716,064       4,161,078       1,583,481       8,209,546       1,811,481       5,712,859
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    532,459       2,460,423       8,542,923      11,553,643      20,034,641      14,774,931
Benefit payments                           (982,721)       (829,082)     (1,677,255)     (1,972,870)     (4,259,423)     (3,696,533)
Payments on termination                  (6,875,345)     (5,424,201)     (8,127,291)    (10,929,936)    (16,352,678)    (15,407,278)
Contract maintenance charge                (190,101)       (186,041)       (198,790)       (171,908)       (393,569)       (365,012)
Transfers among the sub-accounts
  and with the Fixed Account - net       (1,690,740)     (2,254,678)     (3,249,781)     (6,696,425)      6,049,514       1,902,951
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             (9,206,448)     (6,233,579)     (4,710,194)     (8,217,496)      5,078,485      (2,790,941)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (490,384)     (2,072,501)     (3,126,713)         (7,950)      6,889,966       2,921,918

NET ASSETS AT BEGINNING OF PERIOD        79,845,810      81,918,311     100,363,378     100,371,328     201,495,962     198,574,044
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $   79,355,426  $   79,845,810  $   97,236,665  $  100,363,378  $  208,385,928  $  201,495,962
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                7,306,429       7,941,816       7,789,568       8,620,367      16,891,247      16,918,492
      Units issued                          642,474         956,808       1,911,705       3,134,935       4,732,813       4,457,173
      Units redeemed                     (1,440,604)     (1,592,195)     (2,391,618)     (3,965,734)     (4,048,858)     (4,484,418)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period      6,508,299       7,306,429       7,309,655       7,789,568      17,575,202      16,891,247
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable                 Putnam Variable                 Putnam Variable
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                            VT International                VT International                VT International
                                                 Equity                    Growth and Income               New Opportunities
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     (122,133) $      (28,500) $     (262,131) $      (43,717) $     (219,108) $     (101,806)
Net realized gains (losses)               3,573,928      (1,467,723)      1,270,834         162,863        (139,590)       (753,450)
Change in unrealized gains (losses)      22,235,438      32,953,203       5,528,462       7,735,708       5,211,017       3,985,343
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        25,687,233      31,456,980       6,537,165       7,854,854       4,852,319       3,130,087
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 10,854,126       9,970,581         184,776         126,346         125,961         389,132
Benefit payments                         (3,275,427)     (2,801,867)       (752,377)       (611,514)       (287,195)       (234,816)
Payments on termination                 (19,256,171)    (15,629,664)     (4,324,154)     (2,992,504)     (2,373,037)     (1,939,966)
Contract maintenance charge                (458,760)       (407,785)        (96,619)        (82,789)        (89,437)        (76,743)
Transfers among the sub-accounts
  and with the Fixed Account - net        7,536,441       4,670,323       4,928,166       8,769,366       3,775,978         269,266
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             (4,599,791)     (4,198,412)        (60,208)      5,208,905       1,152,270      (1,593,127)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        21,087,442      27,258,568       6,476,957      13,063,759       6,004,589       1,536,960

NET ASSETS AT BEGINNING OF PERIOD       247,472,067     220,213,499      51,803,152      38,739,393      29,412,105      27,875,145
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $  268,559,509  $  247,472,067  $   58,280,109  $   51,803,152  $   35,416,694  $   29,412,105
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               23,291,551      24,058,618       4,426,765       3,946,447       3,533,180       3,722,653
      Units issued                        5,458,452       5,150,636       1,118,362       1,351,241       1,300,564         456,758
      Units redeemed                     (6,152,684)     (5,917,703)     (1,124,819)       (870,923)     (1,197,351)       (646,231)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period     22,597,319      23,291,551       4,420,308       4,426,765       3,636,393       3,533,180
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable                 Putnam Variable                 Putnam Variable
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                              VT Investors                  VT Mid Cap Value                VT Money Market
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     (584,099) $   (1,496,761) $     (138,938) $      (70,330) $      921,604  $     (666,937)
Net realized gains (losses)              (5,667,742)     (8,407,225)        340,866          70,057               -               -
Change in unrealized gains (losses)      18,148,940      27,915,870       1,231,877         882,514               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        11,897,099      18,011,884       1,433,805         882,241         921,604        (666,937)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  3,095,657       1,865,995          48,194          53,283      29,348,044      21,953,300
Benefit payments                         (3,750,055)     (2,989,554)        (59,403)         (3,619)    (15,508,487)    (10,341,515)
Payments on termination                 (14,557,091)    (11,835,721)     (1,129,474)       (438,737)    (19,570,805)    (25,829,942)
Contract maintenance charge                (333,705)       (335,255)        (22,133)         (9,602)       (231,822)       (154,437)
Transfers among the sub-accounts
  and with the Fixed Account - net       (3,445,964)     (3,759,231)      7,354,656       5,119,975      26,947,623       7,986,565
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (18,991,158)    (17,053,766)      6,191,840       4,721,300      20,984,553      (6,386,029)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (7,094,059)        958,118       7,625,645       5,603,541      21,906,157      (7,052,966)

NET ASSETS AT BEGINNING OF PERIOD       177,118,270     176,160,152       8,269,199       2,665,658      77,879,396      84,932,362
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $  170,024,211  $  177,118,270  $   15,894,844  $    8,269,199  $   99,785,553  $   77,879,396
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               23,064,461      25,682,566         567,512         208,350       7,635,463       8,105,737
      Units issued                        2,262,357       1,525,429         593,810         476,283      16,799,329      14,737,409
      Units redeemed                     (4,991,944)     (4,143,534)       (177,978)       (117,121)    (14,620,069)    (15,207,683)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period     20,334,874      23,064,461         983,344         567,512       9,814,723       7,635,463
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable                 Putnam Variable                 Putnam Variable
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                                 VT New                                                         VT OTC &
                                             Opportunities                    VT New Value                  Emerging Growth
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $   (1,536,542) $   (1,765,617) $     (940,516) $     (712,922) $     (428,834) $     (450,364)
Net realized gains (losses)             (13,213,552)    (17,179,017)      3,218,400       2,132,156      (4,656,472)     (5,327,081)
Change in unrealized gains (losses)      24,334,175      29,154,230       5,005,835      15,599,914       6,940,032       7,963,050
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         9,584,081      10,209,596       7,283,719      17,019,148       1,854,726       2,185,605
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    465,676       2,654,430      21,773,158       7,853,385         112,542         247,987
Benefit payments                         (1,373,575)     (1,671,249)     (2,087,888)     (1,450,370)       (412,683)       (409,789)
Payments on termination                  (9,137,469)     (8,747,049)    (11,459,065)     (9,285,354)     (2,652,105)     (2,234,153)
Contract maintenance charge                (304,150)       (318,362)       (320,775)       (256,252)        (89,263)        (95,349)
Transfers among the sub-accounts
  and with the Fixed Account - net       (6,173,980)     (5,786,283)     17,410,087      14,831,266      (2,220,422)         23,002
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (16,523,498)    (13,868,513)     25,315,517      11,692,675      (5,261,931)     (2,468,302)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (6,939,417)     (3,658,917)     32,599,236      28,711,823      (3,407,205)       (282,697)

NET ASSETS AT BEGINNING OF PERIOD       128,470,658     132,129,575     144,451,721     115,739,898      34,312,633      34,595,330
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $  121,531,241  $  128,470,658  $  177,050,957  $  144,451,721  $   30,905,428  $   34,312,633
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               17,914,690      20,300,740      10,073,197       9,302,131       8,536,448       9,069,827
      Units issued                        1,044,176       1,722,583       4,504,726       2,581,389         559,242       1,380,639
      Units redeemed                     (3,363,405)     (4,108,633)     (2,731,987)     (1,810,323)     (1,895,166)     (1,914,018)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period     15,595,461      17,914,690      11,845,936      10,073,197       7,200,524       8,536,448
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable                 Putnam Variable                 Putnam Variable
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                                                              VT Small Cap                    VT Utilities
                                              VT Research                        Value                     Growth and Income
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     (507,518) $   (1,436,699) $   (2,120,509) $   (1,750,581) $      244,088  $      338,989
Net realized gains (losses)              (1,186,085)     (2,114,747)     20,740,466       8,938,557         (22,964)     (1,521,911)
Change in unrealized gains (losses)       5,027,353       9,569,602     (10,103,190)     27,816,113       3,037,643       9,273,013
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         3,333,750       6,018,156       8,516,767      35,004,089       3,258,767       8,090,091
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    252,287       3,580,721         758,548       1,259,916         186,031       2,142,740
Benefit payments                         (1,655,806)     (1,461,656)     (2,247,523)     (1,422,470)     (1,237,340)     (1,019,382)
Payments on termination                  (8,523,461)     (7,269,688)    (14,873,501)    (12,313,303)     (4,537,820)     (2,849,055)
Contract maintenance charge                (206,755)       (211,430)       (234,029)       (224,828)        (82,897)        (64,286)
Transfers among the sub-accounts
  and with the Fixed Account - net       (4,330,876)     (4,286,965)     (4,021,239)      2,013,637       2,716,923       1,470,940
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (14,464,611)     (9,649,018)    (20,617,744)    (10,687,048)     (2,955,103)       (319,043)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (11,130,861)     (3,630,862)    (12,100,977)     24,317,041         303,664       7,771,048

NET ASSETS AT BEGINNING OF PERIOD       104,637,189     108,268,051     176,588,005     152,270,964      47,880,540      40,109,492
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $   93,506,328  $  104,637,189  $  164,487,028  $  176,588,005  $   48,184,204  $   47,880,540
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               11,404,052      12,616,956       9,525,932      10,164,477       4,571,653       4,725,956
      Units issued                          925,600       1,514,428       1,322,680       2,228,429         988,887         961,066
      Units redeemed                     (2,518,532)     (2,727,332)     (2,388,333)     (2,866,974)     (1,254,623)     (1,115,369)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period      9,811,120      11,404,052       8,460,279       9,525,932       4,305,917       4,571,653
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable                 Putnam Variable                 Rydex Variable
                                                 Trust                           Trust                          Trust
                                              Sub-Account                     Sub-Account                    Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                                VT Vista                       VT Voyager                      Rydex OTC
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $   (1,333,683) $   (1,248,547) $   (2,671,093) $   (4,508,175) $          (41) $            -
Net realized gains (losses)              (2,199,558)     (4,828,528)    (27,650,942)    (27,425,827)              1              (1)
Change in unrealized gains (losses)      13,058,822      20,237,022      44,001,710      44,602,190             234               5
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         9,525,581      14,159,947      13,679,675      12,668,188             194               4
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,272,632       2,660,800       9,626,338      16,329,463             990               -
Benefit payments                         (1,396,689)     (1,302,729)     (4,767,489)     (5,261,585)              -               -
Payments on termination                  (7,145,605)     (5,541,510)    (28,823,778)    (27,939,482)              -               -
Contract maintenance charge                (226,453)       (208,734)       (777,244)       (804,094)             (5)              -
Transfers among the sub-accounts
  and with the Fixed Account - net       (2,336,027)      2,604,344     (20,617,776)     (1,735,953)          2,416               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             (9,832,142)     (1,787,829)    (45,359,949)    (19,411,651)          3,401               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (306,561)     12,372,118     (31,680,274)     (6,743,463)          3,595               4

NET ASSETS AT BEGINNING OF PERIOD        98,090,013      85,717,895     386,064,936     392,808,399              55              51
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $   97,783,452  $   98,090,013  $  354,384,662  $  386,064,936  $        3,650  $           55
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               11,017,958      11,475,072      47,856,676      51,673,651               4               4
      Units issued                        1,265,438       1,780,799       5,138,979       8,783,212             287               -
      Units redeemed                     (2,364,875)     (2,237,913)    (11,469,116)    (12,600,187)              -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period      9,918,521      11,017,958      41,526,539      47,856,676             291               4
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Salomon Brothers                Salomon Brothers
                                                Variable                        Variable                         Scudder
                                           Series Funds, Inc.              Series Funds, Inc.              Variable Series I
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                                All Cap                        Investors                  21st Century Growth
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005       2004 (v) (ai)      2005 (n)          2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $          (39) $          (57) $          (20) $           36  $       (1,875) $       (5,259)
Net realized gains (losses)                      34               9              21               1        (188,564)          9,716
Change in unrealized gains (losses)             159             439             378             630         124,230          70,045
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                               154             391             379             667         (66,209)         74,502
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         66              72              77              56             634          13,273
Benefit payments                                  -               -               -               -               -          (2,388)
Payments on termination                           -               -               -               -         (15,648)        (37,200)
Contract maintenance charge                      (2)             (6)             (2)             (5)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net              (85)              3            (151)          7,093        (726,354)        102,238
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                    (21)             69             (76)          7,144        (741,368)         75,923
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts retained in
  Allstate Financial Advisors
  Separate Account I                              -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS               133             460             303           7,811        (807,577)        150,425

NET ASSETS AT BEGINNING OF PERIOD             6,259           5,799           7,811               -         807,577         657,152
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $        6,392  $        6,259  $        8,114  $        7,811  $            -  $      807,577
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      521             515             714               -          93,940          84,129
      Units issued                                8               7               9             716           3,167          62,505
      Units redeemed                            (10)             (1)            (16)             (2)        (97,107)        (52,694)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period            519             521             707             714               -          93,940
                                     ==============  ==============  ==============  ==============  ==============  ==============

(n) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(v) For the period beginning April 30, 2004 and ended December 31, 2004
(ai) On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                Scudder                         Scudder                         Scudder
                                                Variable                        Variable                        Variable
                                                Series I                        Series I                        Series I
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                                Balanced                          Bond                       Capital Growth
                                     ------------------------------  ------------------------------  ------------------------------

                                        2005 (o)          2004            2005            2004          2005 (p)          2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       76,728  $       30,527  $       33,749  $       41,925  $        1,125  $       (3,705)
Net realized gains (losses)                (180,244)        (22,684)         16,449           7,982          (4,029)        (66,156)
Change in unrealized gains (losses)          24,562         152,396         (29,259)          7,678         216,750         202,897
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           (78,954)        160,239          20,939          57,585         213,846         133,036
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      5,368          24,308           1,820          33,190           8,570          31,136
Benefit payments                             (2,588)        (62,064)        (47,961)        (95,889)        (38,122)        (26,549)
Payments on termination                     (84,398)       (405,368)        (33,799)       (144,689)       (273,558)       (101,555)
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net       (2,609,046)       (184,514)       (149,173)        117,786         625,238         (71,885)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             (2,690,664)       (627,638)       (229,113)        (89,602)        322,128        (168,853)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (2,769,618)       (467,399)       (208,174)        (32,017)        535,974         (35,817)

NET ASSETS AT BEGINNING OF PERIOD         2,769,618       3,237,017       1,351,132       1,383,149       1,991,103       2,026,920
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $            -  $    2,769,618  $    1,142,958  $    1,351,132  $    2,527,077  $    1,991,103
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  240,676         297,339         102,279         109,557         203,772         222,387
      Units issued                           17,062          54,228          10,790          25,204          89,474          55,994
      Units redeemed                       (257,738)       (110,891)        (28,112)        (32,482)        (54,054)        (74,609)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period              -         240,676          84,957         102,279         239,192         203,772
                                     ==============  ==============  ==============  ==============  ==============  ==============

(o) On April 29, 2005, Balanced merged into Total Return
(p) On April 29, 2005, Growth merged into Capital Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                Scudder                         Scudder                         Scudder
                                                Variable                        Variable                        Variable
                                                Series I                        Series I                        Series I
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                            Global Discovery               Growth and Income                 International
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       (2,234) $       (7,595) $        6,995  $        2,401  $        7,441  $        4,260
Net realized gains (losses)                  85,745         120,123          27,309          94,960           6,188          27,422
Change in unrealized gains (losses)         209,422         213,007          21,114          21,857         102,844          74,391
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           292,933         325,535          55,418         119,218         116,473         106,073
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     13,942          31,864           4,164          47,270          10,150          19,457
Benefit payments                            (10,705)       (120,761)           (909)        (81,327)         (5,995)           (648)
Payments on termination                    (200,023)       (117,869)       (132,966)       (102,637)        (75,571)        (95,064)
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net           35,363          71,261        (105,043)       (212,381)         85,506        (209,905)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               (161,423)       (135,505)       (234,754)       (349,075)         14,090        (286,160)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           131,510         190,030        (179,336)       (229,857)        130,563        (180,087)

NET ASSETS AT BEGINNING OF PERIOD         1,767,630       1,577,600       1,339,732       1,569,589         735,852         915,939
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $    1,899,140  $    1,767,630  $    1,160,396  $    1,339,732  $      866,415  $      735,852
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   97,478         106,498         140,833         180,413          72,947         104,954
      Units issued                           15,352          95,140           4,562         126,097          10,734          13,785
      Units redeemed                        (23,552)       (104,160)        (29,545)       (165,677)         (9,192)        (45,792)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period         89,278          97,478         115,850         140,833          74,489          72,947
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                                    Scudder                             Scudder                    Scudder
                                                   Variable                             Variable                   Variable
                                                   Series I                            Series II                  Series II
                                                  Sub-Account                         Sub-Account                Sub-Account
                                       ---------------------------------   ---------------------------------   ---------------

                                                                                                                  Small Cap
                                                 Money Market                           Growth                     Growth
                                       ---------------------------------   ---------------------------------   ---------------

                                            2005              2004             2005 (p)           2004          2005 (e) (n)
                                       ---------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $        17,199   $         1,534   $         4,724   $        (3,670)  $        (3,725)
Net realized gains (losses)                          -                 -               331            15,786             5,534
Change in unrealized gains (losses)                  -                 -           (30,107)           23,233           104,480
                                       ---------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from operations                               17,199             1,534           (25,052)           35,349           106,289
                                       ---------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         5,490             1,029             1,172            15,081               768
Benefit payments                               (90,785)          (75,702)             (581)          (51,644)          (21,535)
Payments on termination                       (105,362)         (940,896)          (41,732)          (50,082)          (25,345)
Contract maintenance charge                          -                 -                 -                 -                 -
Transfers among the sub-accounts
  and with the Fixed Account - net             180,241           324,098          (715,418)           (8,649)          700,036
                                       ---------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from contract transactions                   (10,416)         (691,471)         (756,559)          (95,294)          653,924
                                       ---------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                        -                 -                 -                 -                 -
                                       ---------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS                6,783          (689,937)         (781,611)          (59,945)          760,213

NET ASSETS AT BEGINNING OF PERIOD              903,229         1,593,166           781,611           841,556                 -
                                       ---------------   ---------------   ---------------   ---------------   ---------------

NET ASSETS AT END OF PERIOD            $       910,012   $       903,229   $             -   $       781,611   $       760,213
                                       ===============   ===============   ===============   ===============   ===============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      78,653           138,851           102,416           115,072                 -
      Units issued                              30,003           249,307               798            38,083            72,230
      Units redeemed                           (30,940)         (309,505)         (103,214)          (50,739)           (6,712)
                                       ---------------   ---------------   ---------------   ---------------   ---------------
  Units outstanding at end of period            77,716            78,653                 -           102,416            65,518
                                       ===============   ===============   ===============   ===============   ===============

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(n) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(p) On April 29, 2005, Growth merged into Capital Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                          Scudder
                                          Variable                STI Classic                       STI Classic
                                         Series II               Variable Trust                    Variable Trust
                                        Sub-Account               Sub-Account                       Sub-Account
                                       --------------   -------------------------------   -------------------------------

                                                                  STI Capital                    STI International
                                        Total Return             Appreciation                         Equity
                                       --------------   -------------------------------   -------------------------------

                                        2005 (e) (o)         2005             2004             2005             2004
                                       --------------   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $      (13,360)  $     (437,166)  $     (575,168)  $       48,847   $       12,932
Net realized gains (losses)                    24,328         (665,915)        (860,767)          39,760         (300,043)
Change in unrealized gains (losses)           160,799           (1,988)       3,530,896          425,009        1,232,234
                                       --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from operations                             171,767       (1,105,069)       2,094,961          513,616          945,123
                                       --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       12,508          179,051          401,075          136,406           32,767
Benefit payments                              (54,267)        (917,496)        (946,479)         (90,991)         (40,204)
Payments on termination                      (255,903)     (10,043,794)      (9,915,408)      (1,550,421)      (1,666,195)
Contract maintenance charge                         -          (14,485)         (17,112)          (1,535)          (1,704)
Transfers among the sub-accounts
  and with the Fixed Account - net          2,656,608       (1,405,247)      (1,492,066)          (8,701)        (176,073)
                                       --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from contract transactions                2,358,946      (12,201,971)     (11,969,990)      (1,515,242)      (1,851,409)
                                       --------------   --------------   --------------   --------------   --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                       -                -                -                -                -
                                       --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS           2,530,713      (13,307,040)      (9,875,029)      (1,001,626)        (906,286)

NET ASSETS AT BEGINNING OF PERIOD                   -       41,879,023       51,754,052        5,712,589        6,618,875
                                       --------------   --------------   --------------   --------------   --------------

NET ASSETS AT END OF PERIOD            $    2,530,713   $   28,571,983   $   41,879,023   $    4,710,963   $    5,712,589
                                       ==============   ==============   ==============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                          -        2,222,499        2,819,297          431,372          582,740
      Units issued                            284,563          124,105          119,021           41,558           40,557
      Units redeemed                          (46,680)        (747,251)        (715,819)        (152,406)        (191,925)
                                       --------------   --------------   --------------   --------------   --------------
  Units outstanding at end of period          237,883        1,599,353        2,222,499          320,524          431,372
                                       ==============   ==============   ==============   ==============   ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(o) On April 29, 2005, Balanced merged into Total Return

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               STI Classic                    STI Classic                     STI Classic
                                             Variable Trust                  Variable Trust                  Variable Trust
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                             STI Investment                  STI Large Cap                   STI Large Cap
                                               Grade Bond                  Relative Value (q)               Value Equity (r)
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      331,062  $      338,735  $      (28,396) $      (26,728) $       53,297  $        2,456
Net realized gains (losses)                  64,440          65,293         165,862          44,521         507,543        (282,297)
Change in unrealized gains (losses)        (296,730)         33,282         258,834         546,002          93,439       4,957,226
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                            98,772         437,310         396,300         563,795         654,279       4,677,385
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    235,874         691,910         275,735         648,063         224,482         661,492
Benefit payments                           (285,480)       (383,941)       (153,248)       (239,094)       (737,862)       (758,397)
Payments on termination                  (3,407,501)     (3,191,105)       (697,447)       (335,137)     (8,062,278)     (8,495,661)
Contract maintenance charge                  (8,105)         (4,941)         (5,127)         (2,088)        (12,595)        (12,972)
Transfers among the sub-accounts
  and with the Fixed Account - net         (387,641)       (991,981)        245,241         523,020        (582,896)       (882,293)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             (3,852,853)     (3,880,058)       (334,846)        594,764      (9,171,149)     (9,487,831)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (3,754,081)     (3,442,748)         61,454       1,158,559      (8,516,870)     (4,810,446)

NET ASSETS AT BEGINNING OF PERIOD        15,624,003      19,066,751       5,209,713       4,051,154      35,539,483      40,349,929
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $   11,869,922  $   15,624,003  $    5,271,167  $    5,209,713  $   27,022,613  $   35,539,483
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                1,161,511       1,418,909         476,355         426,662       1,932,543       2,453,405
      Units issued                          103,290         142,334          82,764         130,735         102,086         141,781
      Units redeemed                       (364,658)       (399,732)       (114,972)        (81,042)       (576,767)       (662,643)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        900,143       1,161,511         444,147         476,355       1,457,862       1,932,543
                                     ==============  ==============  ==============  ==============  ==============  ==============

(q) Previously known as STI Growth & Income
(r) Previously known as STI Value Income Stock

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                             The Universal
                                               STI Classic                    STI Classic                    Institutional
                                             Variable Trust                  Variable Trust                   Funds, Inc.
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                                                                                             Van Kampen UIF
                                              STI Mid-Cap                     STI Small Cap                     Emerging
                                                 Equity                       Value Equity                   Markets Equity
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     (112,755) $      (97,678) $     (107,129) $     (127,438) $     (564,172) $     (350,390)
Net realized gains (losses)                 211,114        (505,779)      2,422,530         917,413       4,442,520       1,884,829
Change in unrealized gains (losses)       1,276,351       2,327,840      (1,266,830)      1,487,610       9,202,058       5,688,081
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         1,374,710       1,724,383       1,048,571       2,277,585      13,080,406       7,222,520
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     88,269         256,777         383,361         433,728         241,736         413,262
Benefit payments                           (243,129)       (186,617)       (102,847)       (280,149)       (643,206)       (456,473)
Payments on termination                  (3,034,224)     (3,252,266)     (2,305,711)     (1,767,543)     (5,347,499)     (4,559,055)
Contract maintenance charge                  (4,806)         (4,846)         (5,048)         (3,632)        (17,502)        (17,422)
Transfers among the sub-accounts
  and with the Fixed Account - net         (135,087)        (65,705)       (213,577)        156,549       3,724,844       6,893,459
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             (3,328,977)     (3,252,657)     (2,243,822)     (1,461,047)     (2,041,627)      2,273,771
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (1,954,267)     (1,528,274)     (1,195,251)        816,538      11,038,779       9,496,291

NET ASSETS AT BEGINNING OF PERIOD        12,560,200      14,088,474      11,862,814      11,046,276      43,013,304      33,517,013
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $   10,605,933  $   12,560,200  $   10,667,563  $   11,862,814  $   54,052,083  $   43,013,304
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  821,992       1,033,607         641,326         726,940       3,919,663       3,701,529
      Units issued                           65,616          63,504          65,171          93,646       2,328,572       3,487,712
      Units redeemed                       (248,179)       (275,119)       (180,037)       (179,260)     (2,470,211)     (3,269,578)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        639,429         821,992         526,460         641,326       3,778,024       3,919,663
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                The Universal                         The Universal                        The Universal
                                Institutional                         Institutional                        Institutional
                                 Funds, Inc.                           Funds, Inc.                          Funds, Inc.
                                 Sub-Account                           Sub-Account                          Sub-Account
                     -------------------------------------  ----------------------------------  ----------------------------------

                                Van Kampen UIF                        Van Kampen UIF                      Van Kampen UIF
                                Equity Growth                          Fixed Income                     Global Value Equity
                     -------------------------------------  ----------------------------------  ----------------------------------

                           2005        2004 (ac) (ad) (ag)        2005              2004              2005              2004
                     ----------------  -------------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM OPERATIONS
Net investment
  income (loss)      $       (710,092) $          (879,186) $         43,660  $         66,082  $           (170) $           (264)
Net realized gains
  (losses)                   (944,224)          (3,408,345)           48,681            10,112               487               115
Change in
  unrealized gains
  (losses)                 10,095,394            8,170,011           (21,276)            2,731             1,666             4,610
                     ----------------  -------------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease)
  in net assets
  from operations           8,441,078            3,882,480            71,065            78,925             1,983             4,461
                     ----------------  -------------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS
  FROM CONTRACT
  TRANSACTIONS
Deposits                      771,456              657,691               314             1,500                 -                 -
Benefit payments           (1,138,120)          (1,049,811)         (676,708)                -                 -                 -
Payments on
  termination              (8,253,830)          (6,959,587)         (186,300)         (134,288)             (428)             (721)
Contract maintenance
  charge                      (80,359)             (63,149)             (465)             (516)              (49)              (49)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net            (2,512,639)          17,080,494             7,950           679,440             3,795               (58)
                     ----------------  -------------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease)
  in net assets
  from contract
  transactions            (11,213,492)           9,665,638          (855,209)          546,136             3,318              (828)
                     ----------------  -------------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease)
  in amounts
  retained in
  Allstate Financial
  Advisors Separate
  Account I                         -                    -                 -                 -                 -                 -
                     ----------------  -------------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS            (2,772,414)          13,548,118          (784,144)          625,061             5,301             3,633

NET ASSETS AT
  BEGINNING OF
  PERIOD                   70,048,675           56,500,557         2,892,396         2,267,335            41,421            37,788
                     ----------------  -------------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END
  OF PERIOD          $     67,276,261  $        70,048,675  $      2,108,252  $      2,892,396  $         46,722  $         41,421
                     ================  ===================  ================  ================  ================  ================

UNITS OUTSTANDING
  Units outstanding
    at beginning of
    period                  8,272,109            7,338,755           245,523           197,860             3,707             3,786
      Units issued          1,971,933            4,828,697            69,419            69,820               309                 -
      Units redeemed       (3,234,395)          (3,895,343)         (140,137)          (22,157)              (40)              (79)
                     ----------------  -------------------  ----------------  ----------------  ----------------  ----------------
  Units outstanding
    at end of period        7,009,647            8,272,109           174,805           245,523             3,976             3,707
                     ================  ===================  ================  ================  ================  ================

(ac) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(ad) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
(ag) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             The Universal                   The Universal                   The Universal
                                             Institutional                   Institutional                   Institutional
                                              Funds, Inc.                     Funds, Inc.                     Funds, Inc.
                                              Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            Van Kampen UIF                  Van Kampen UIF                  Van Kampen UIF
                                              High Yield                 International Magnum               Mid Cap Growth
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $          (99) $       15,340  $     (124,287) $      378,632  $     (613,598) $     (521,731)
Net realized gains (losses)                 47,060             825       1,443,550         972,311       2,748,337       2,140,327
Change in unrealized gains (losses)        (55,490)          9,406       1,725,734       3,220,965       3,449,254       4,139,567
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           (8,529)         25,571       3,044,997       4,571,908       5,583,993       5,758,163
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                        44              48         222,392         574,612         348,909         652,683
Benefit payments                                 -               -        (536,088)       (367,373)       (675,318)       (276,555)
Payments on termination                     (1,949)           (736)     (4,034,657)     (3,398,771)     (4,306,254)     (3,562,134)
Contract maintenance charge                    (34)            (42)        (12,736)        (12,834)        (11,058)        (10,287)
Transfers among the sub-accounts
  and with the Fixed Account - net        (332,454)            (30)      1,967,746       4,132,182       3,627,553       7,844,144
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (334,393)           (760)     (2,393,343)        927,816      (1,016,168)      4,647,851
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         (342,922)         24,811         651,654       5,499,724       4,567,825      10,406,014

NET ASSETS AT BEGINNING OF PERIOD          351,012         326,201      34,028,495      28,528,771      36,518,025      26,112,011
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $        8,090  $      351,012  $   34,680,149  $   34,028,495  $   41,085,850  $   36,518,025
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               27,466          27,527       3,705,420       3,575,949       2,992,347       2,559,007
      Units issued                              10               4       1,709,403       3,424,110       1,857,755       3,495,220
      Units redeemed                       (26,840)            (65)     (1,950,249)     (3,294,639)     (1,938,699)     (3,061,880)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                     636          27,466       3,464,574       3,705,420       2,911,403       2,992,347
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             The Universal                   The Universal                   The Universal
                                             Institutional                   Institutional                   Institutional
                                              Funds, Inc.                     Funds, Inc.                     Funds, Inc.
                                              Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            Van Kampen UIF                  Van Kampen UIF                  Van Kampen UIF
                                          U.S. Mid Cap Value               U.S. Real Estate                      Value
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005       2004 (ae) (ah)       2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $   (1,844,809) $   (2,070,321) $     (280,666) $        5,552  $         (771) $       (1,689)
Net realized gains (losses)              8,692,229       3,549,814       8,573,082       5,554,417          24,953          11,600
Change in unrealized gains (losses)      6,830,025      14,566,435       1,622,054      13,604,068         (14,187)         36,197
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                       13,677,445      16,045,928       9,914,470      19,164,037           9,995          46,108
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   739,604       1,355,434         330,607         525,304             750             300
Benefit payments                        (2,033,395)     (1,374,859)     (1,591,440)     (1,315,618)              -               -
Payments on termination                (15,158,596)     (9,893,916)     (9,251,072)     (6,946,077)        (28,099)         (3,336)
Contract maintenance charge               (106,026)        (84,007)        (22,839)        (24,078)           (208)           (193)
Transfers among the sub-accounts
  and with the Fixed Account - net          33,254      20,809,607      (1,947,877)        113,575          27,023          17,005
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions           (16,525,159)     10,812,259     (12,482,621)     (7,646,894)           (534)         13,776
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (2,847,714)     26,858,187      (2,568,151)     11,517,143           9,461          59,884

NET ASSETS AT BEGINNING OF PERIOD      141,466,569     114,608,382      73,301,269      61,784,126         337,218         277,334
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $  138,618,855  $  141,466,569  $   70,733,118  $   73,301,269  $      346,679  $      337,218
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                           12,987,624      11,927,464       3,447,898       3,895,089          25,430          24,256
      Units issued                       3,126,070       6,701,444         635,111       1,406,148           2,903           2,365
      Units redeemed                    (4,599,545)     (5,641,284)     (1,188,189)     (1,853,339)         (2,496)         (1,191)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                              11,514,149      12,987,624       2,894,820       3,447,898          25,837          25,430
                                    ==============  ==============  ==============  ==============  ==============  ==============

(ae) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(ah) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             The Universal                   The Universal                   The Universal
                                             Institutional                   Institutional                   Institutional
                                              Funds, Inc.                     Funds, Inc.                     Funds, Inc.
                                              (Class II)                      (Class II)                      (Class II)
                                              Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            Van Kampen UIF                  Van Kampen UIF                  Van Kampen UIF
                                         Emerging Markets Debt          Emerging Markets Equity            Equity and Income
                                               (Class II)                      (Class II)                      (Class II)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $    1,241,864  $      591,631  $     (190,777) $      (64,825) $     (401,526) $     (204,554)
Net realized gains (losses)                405,390         373,058       1,057,907         135,766         876,098         113,522
Change in unrealized gains (losses)        501,823         343,544       3,437,670       1,262,961       2,271,605       1,713,143
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,149,077       1,308,233       4,304,800       1,333,902       2,746,177       1,622,111
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 4,983,155       8,568,960       7,741,123       2,272,658      23,987,890      10,850,041
Benefit payments                          (243,067)       (272,638)        (57,719)       (216,678)       (421,538)       (146,949)
Payments on termination                   (842,598)       (289,698)       (795,266)        (94,415)     (1,437,751)       (297,497)
Contract maintenance charge                (74,290)        (21,546)        (39,190)        (24,065)        (68,899)        (26,289)
Transfers among the sub-accounts
  and with the Fixed Account - net       2,410,786       3,581,292       1,726,652       1,153,358      10,693,946       4,800,440
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             6,233,986      11,566,370       8,575,600       3,090,858      32,753,648      15,179,746
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        8,383,063      12,874,603      12,880,400       4,424,760      35,499,825      16,801,857

NET ASSETS AT BEGINNING OF PERIOD       17,170,732       4,296,129       8,467,470       4,042,710      23,296,056       6,494,199
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   25,553,795  $   17,170,732  $   21,347,870  $    8,467,470  $   58,795,881  $   23,296,056
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                            1,247,997         347,124         471,307         272,082       1,934,754         560,619
      Units issued                         863,026       1,103,922       1,186,049         319,568       4,522,725       1,648,550
      Units redeemed                      (447,920)       (203,049)       (754,506)       (120,343)     (1,732,712)       (274,415)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,663,103       1,247,997         902,850         471,307       4,724,767       1,934,754
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             The Universal                   The Universal                   The Universal
                                             Institutional                   Institutional                   Institutional
                                              Funds, Inc.                     Funds, Inc.                     Funds, Inc.
                                              (Class II)                      (Class II)                      (Class II)
                                              Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            Van Kampen UIF                  Van Kampen UIF                  Van Kampen UIF
                                             Equity Growth                 Global Franchise                 Mid Cap Growth
                                              (Class II)                      (Class II)                      (Class II)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (236,088) $     (180,848) $     (905,950) $     (314,943) $     (499,484) $     (275,913)
Net realized gains (losses)                428,708          78,446       1,052,012         323,134       1,394,167         211,361
Change in unrealized gains (losses)      2,336,944       1,054,781       5,001,853       2,571,237       3,561,929       2,991,681
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,529,564         952,379       5,147,915       2,579,428       4,456,612       2,927,129
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 2,580,542       5,585,912      26,965,969      14,305,281       9,773,885       4,945,661
Benefit payments                          (288,283)        (36,238)       (587,070)       (177,027)       (222,218)       (143,790)
Payments on termination                   (779,222)       (417,914)     (2,199,764)       (415,145)     (1,196,082)       (627,560)
Contract maintenance charge                (45,073)        (40,290)       (142,413)        (62,573)        (86,686)        (67,066)
Transfers among the sub-accounts
  and with the Fixed Account - net        (310,164)      3,593,679      12,551,276       7,057,395       1,290,449       3,722,983
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             1,157,800       8,685,149      36,587,998      20,707,931       9,559,348       7,830,228
                                    --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        3,687,364       9,637,528      41,735,913      23,287,359      14,015,960      10,757,357

NET ASSETS AT BEGINNING OF PERIOD       16,667,717       7,030,189      32,544,431       9,257,072      21,019,279      10,261,922
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   20,355,081  $   16,667,717  $   74,280,344  $   32,544,431  $   35,035,239  $   21,019,279
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                            1,410,716         601,959       2,482,136         758,267       1,348,333         785,250
      Units issued                         661,917       1,202,015       4,945,236       2,083,823       1,920,891         897,094
      Units redeemed                      (542,265)       (393,258)     (2,143,604)       (359,954)     (1,320,580)       (334,011)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,530,368       1,410,716       5,283,768       2,482,136       1,948,644       1,348,333
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             The Universal                   The Universal                   The Universal
                                             Institutional                   Institutional                   Institutional
                                              Funds, Inc.                     Funds, Inc.                     Funds, Inc.
                                              (Class II)                      (Class II)                      (Class II)
                                              Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            Van Kampen UIF                  Van Kampen UIF                  Van Kampen UIF
                                         Small Company Growth             U.S. Mid Cap Value               U.S. Real Estate
                                              (Class II)                      (Class II)                      (Class II)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (436,358) $     (340,619) $     (717,551) $     (492,201) $     (373,854) $       (5,425)
Net realized gains (losses)                896,154         918,626       1,607,747         228,843       5,332,414       1,695,810
Change in unrealized gains (losses)      2,220,261       2,661,835       4,312,502       4,292,206       6,168,507      11,930,936
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,680,057       3,239,842       5,202,698       4,028,848      11,127,067      13,621,321
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 2,436,414       4,528,015      15,862,014      11,541,256      18,333,561      24,103,972
Benefit payments                          (309,845)       (300,372)       (362,863)       (277,808)       (489,387)       (171,654)
Payments on termination                 (1,052,040)       (481,031)     (1,646,525)       (743,368)     (3,373,155)     (1,253,406)
Contract maintenance charge                (96,747)        (81,072)       (161,259)       (106,999)       (251,388)       (100,449)
Transfers among the sub-accounts
  and with the Fixed Account - net        (108,464)      2,950,695       2,871,980       6,469,009        (465,047)      7,968,709
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               869,318       6,616,235      16,563,347      16,882,090      13,754,584      30,547,172
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        3,549,375       9,856,077      21,766,045      20,910,938      24,881,651      44,168,493

NET ASSETS AT BEGINNING OF PERIOD       23,918,179      14,062,102      39,035,145      18,124,207      62,735,067      18,566,574
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   27,467,554  $   23,918,179  $   60,801,190  $   39,035,145  $   87,616,718  $   62,735,067
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                            1,507,123       1,035,680       2,709,092       1,356,453       3,416,901       1,366,099
      Units issued                         586,835         763,300       2,720,642       1,802,261       2,483,424       2,805,360
      Units redeemed                      (534,368)       (291,857)     (1,575,192)       (449,622)     (1,746,457)       (754,558)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,559,590       1,507,123       3,854,542       2,709,092       4,153,868       3,416,901
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            Van Kampen Life                 Van Kampen Life                 Van Kampen Life
                                              Investment                      Investment                      Investment
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                             LIT Comstock                 LIT Emerging Growth               LIT Government
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (299,835) $     (464,843) $     (908,986) $   (1,331,424) $       52,552  $       55,756
Net realized gains (losses)              7,271,007       3,030,954      (6,090,814)     (8,696,070)             42          (3,903)
Change in unrealized gains (losses)     (3,659,429)     10,636,028      10,975,234      14,002,196         (10,578)         (3,290)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        3,311,743      13,202,139       3,975,434       3,974,702          42,016          48,563
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   545,787       1,941,182         242,681         444,949          10,886          64,870
Benefit payments                        (1,751,734)     (1,601,678)     (1,151,614)     (1,198,462)              -          (1,504)
Payments on termination                (16,430,117)    (11,944,457)     (9,171,047)    (10,440,981)       (195,059)       (109,603)
Contract maintenance charge                (50,523)        (38,420)        (55,655)        (68,696)           (984)         (1,086)
Transfers among the sub-accounts
  and with the Fixed Account - net      21,192,269      41,973,620      (6,766,031)     (6,676,833)       (216,805)        504,680
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             3,505,682      30,330,247     (16,901,666)    (17,940,023)       (401,962)        457,357
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        6,817,425      43,532,386     (12,926,232)    (13,965,321)       (359,946)        505,920

NET ASSETS AT BEGINNING OF PERIOD      106,501,409      62,969,023      81,915,806      95,881,127       1,997,073       1,491,153
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $  113,318,834  $  106,501,409  $   68,989,574  $   81,915,806  $    1,637,127  $    1,997,073
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                            8,735,617       5,975,887       9,614,470      11,682,750         181,800         139,568
      Units issued                       4,254,315       7,781,072       1,747,133       5,504,291           8,118          64,958
      Units redeemed                    (3,949,379)     (5,021,342)     (3,445,562)     (7,572,571)        (44,057)        (22,726)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               9,040,553       8,735,617       7,916,041       9,614,470         145,861         181,800
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            Van Kampen Life                 Van Kampen Life                 Van Kampen Life
                                              Investment                   Investment Trust                Investment Trust
                                                 Trust                        (Class II)                      (Class II)
                                              Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                               LIT Money                 LIT Aggressive Growth                LIT Comstock
                                                Market                        (Class II)                      (Class II)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005       2004 (aa) (af)       2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       37,667  $      (16,345) $     (369,272) $     (245,979) $   (2,391,341) $   (1,951,674)
Net realized gains (losses)                      -               -         489,367          71,071      12,095,847       3,155,244
Change in unrealized gains (losses)              -               -       1,834,989       2,320,351      (1,599,737)     27,176,662
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           37,667         (16,345)      1,955,084       2,145,443       8,104,769      28,380,232
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    19,056         228,366         909,403       1,949,664      66,544,104      39,031,601
Benefit payments                           (72,676)        (21,103)       (160,770)       (146,686)     (2,904,246)     (2,200,044)
Payments on termination                   (230,469)       (734,182)     (1,160,316)       (579,802)    (14,538,226)     (7,455,119)
Contract maintenance charge                (11,241)        (12,021)        (63,783)        (46,940)       (472,563)       (315,950)
Transfers among the sub-accounts
  and with the Fixed Account - net         738,085          46,935         964,118      14,134,722      24,120,339      41,439,920
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               442,755        (492,005)        488,652      15,310,958      72,749,408      70,500,408
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          480,422        (508,350)      2,443,736      17,456,401      80,854,177      98,880,640

NET ASSETS AT BEGINNING OF PERIOD        2,480,159       2,988,509      21,143,161       3,686,760     236,273,803     137,393,163
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    2,960,581  $    2,480,159  $   23,586,897  $   21,143,161  $  317,127,980  $  236,273,803
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                              231,463         277,539       1,773,832         287,541      18,304,250      12,465,747
      Units issued                         197,140         210,417       1,204,947       2,524,606      14,315,172       9,271,887
      Units redeemed                      (155,903)       (256,493)     (1,157,864)     (1,038,315)     (8,674,619)     (3,433,384)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 272,700         231,463       1,820,915       1,773,832      23,944,803      18,304,250
                                    ==============  ==============  ==============  ==============  ==============  ==============

(aa) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(af) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            Van Kampen Life                 Van Kampen Life                 Van Kampen Life
                                           Investment Trust                Investment Trust                Investment Trust
                                              (Class II)                      (Class II)                      (Class II)
                                              Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                          LIT Emerging Growth            LIT Growth and Income             LIT Money Market
                                              (Class II)                      (Class II)                      (Class II)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $   (1,122,442) $   (1,023,718) $   (1,135,014) $     (912,739) $      213,297  $      (70,149)
Net realized gains (losses)                728,461         (33,914)      4,938,775       1,266,583               -               -
Change in unrealized gains (losses)      4,192,013       3,964,321       6,088,763      10,872,735               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        3,798,032       2,906,689       9,892,524      11,226,579         213,297         (70,149)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 6,584,735       8,290,755      29,556,707      32,748,763      11,222,329      14,925,855
Benefit payments                          (802,262)       (555,197)     (1,015,936)     (1,306,982)     (1,695,174)       (719,201)
Payments on termination                 (4,020,716)     (2,395,157)     (5,066,716)     (2,444,884)     (1,113,475)       (364,120)
Contract maintenance charge               (125,239)       (105,107)       (414,634)       (271,428)        (80,109)         (1,160)
Transfers among the sub-accounts
  and with the Fixed Account - net        (644,141)      1,426,109       5,721,573      12,104,751       4,165,000       3,878,613
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               992,377       6,661,403      28,780,994      40,830,220      12,498,571      17,719,987
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        4,790,409       9,568,092      38,673,518      52,056,799      12,711,868      17,649,838

NET ASSETS AT BEGINNING OF PERIOD       63,974,244      54,406,152     108,454,462      56,397,663      17,649,838               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   68,764,653  $   63,974,244  $  147,127,980  $  108,454,462  $   30,361,706  $   17,649,838
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                            7,133,955       6,796,226       7,526,566       4,387,313       1,783,788               -
      Units issued                       1,588,489       1,795,187       4,622,612       4,954,943       2,532,404       2,741,008
      Units redeemed                    (1,764,452)     (1,457,458)     (2,691,544)     (1,815,690)     (1,271,352)       (957,220)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               6,957,992       7,133,955       9,457,634       7,526,566       3,044,840       1,783,788
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Allstate Life issues the following variable annuity contracts through the
     Account: SelectDirections Variable Annuity, the Allstate Personal Retirement Manager, the Allstate Variable Annuity, the Morgan Stanley Variable Annuity II, the Morgan Stanley Variable Annuity II Asset Manager, Preferred Client Variable Annuity, the Morgan Stanley Variable Annuity 3, the Morgan Stanley Variable Annuity 3 AssetManager, the Allstate Advisor Variable Annuity, the Putnam Allstate Advisor Variable Annuity, AIM Lifetime Plus(SM) Variable Annuity, AIM Lifetime Plus(SM) II Variable Annuity, AIM Lifetime Enhanced Choice(SM) Variable Annuity, AIM Lifetime America Variable Annuity Series, the STI Classic Variable Annuity, the Allstate Provider Variable Annuity Series, the Allstate Provider, Scudder Horizon Advantage Variable Annuity, (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. With the exception of the Allstate Advisor Variable Annuity, AIM Lifetime Plus(SM) Variable Annuity, and the AIM Lifetime Plus(SM) II Variable Annuity, the contracts are closed to new contractholders but continue to accept deposits from existing contractholders. Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS            AIM VARIABLE INSURANCE FUNDS
       AIM V. I. Aggressive Growth             SERIES II (continued)
       AIM V. I. Basic Balanced                AIM V. I. Basic Balanced II
         (Previously known as AIM V. I.          (Previously known as AIM V. I.
         Balanced)                               Balanced II)
       AIM V. I. Basic Value                   AIM V. I. Basic Value II
       AIM V. I. Blue Chip                     AIM V. I. Blue Chip II
       AIM V. I. Capital Appreciation          AIM V. I. Capital Appreciation II
       AIM V. I. Capital Development           AIM V. I. Capital Development II
       AIM V. I. Core Equity                   AIM V. I. Core Equity II
       AIM V. I. Demographic Trends            AIM V. I. Demographic Trends II
         (Previously known as AIM V. I.          (Previously known as AIM V. I.
         Dent Demographics)                      Dent Demographics)
       AIM V. I. Diversified Income            AIM V. I. Diversified Income II
       AIM V. I. Global Utilities              AIM V. I. Global Utilities II
         (Merged into AIM V. I.                  (Merged into AIM V. I.
         Utilities on April 30, 2004)            Utilities II on April 30, 2004)
       AIM V. I. Government Securities         AIM V. I. Government
       AIM V. I. Growth                          Securities II
       AIM V. I. High Yield                    AIM V. I. Growth II
       AIM V. I. International Growth          AIM V. I. High Yield II
       AIM V. I. Mid Cap Core Equity           AIM V. I. International Growth II
       AIM V. I. Money Market                  AIM V. I. Mid Cap Core Equity II
       AIM V. I. New Technology                AIM V. I. Money Market II
         (Merged into AIM V. I.                AIM V. I. New Technology II
         Technology on April 30, 2004)           (Merged into AIM V. I.
       AIM V. I. Premier Equity                  Technology II on
       AIM V. I. Technology                      April 30, 2004)
       AIM V. I. Utilities                     AIM V. I. Premier Equity II
     AIM VARIABLE INSURANCE FUNDS SERIES II    AIM V. I. Technology II
       AIM V. I. Aggressive Growth II          AIM V. I. Utilities II

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
     ALLIANCEBERNSTEIN VARIABLE PRODUCT    FRANKLIN TEMPLETON VARIABLE
      SERIES FUND                           INSURANCE PRODUCTS TRUST (CONTINUED)
       AllianceBernstein Growth                Franklin Small-Mid Cap Value
       AllianceBernstein Growth & Income         Securities (Previously known as
       AllianceBernstein International           Franklin Small Cap)
         Value                                 Franklin U.S. Government
       AllianceBernstein Large Cap Growth      Mutual Discovery
         (Previously known as                  Mutual Shares Securities
         AllianceBernstein Premier Growth)       Templeton Developing Markets
       AllianceBernstein Small/Mid Cap           Securities
         Value (Previously known as            Templeton Foreign Securities
         AllianceBernstein Small Cap Value)    Templeton Global Income
       AllianceBernstein Utility Income          Securities
       AllianceBernstein Value                 Templeton Growth Securities
     AMERICAN CENTURY VARIABLE PORTFOLIOS,   GOLDMAN SACHS VARIABLE INSURANCE
      INC.                                    TRUST
       American Century VP Balanced            VIT Capital Growth
       American Century VP International       VIT CORE Small Cap Equity
     DREYFUS SOCIALLY RESPONSIBLE GROWTH       VIT CORE U.S. Equity
      FUND, INC.                               VIT Growth and Income
       Dreyfus Socially Responsible Growth     VIT International Equity
         Fund                                  VIT Mid Cap Value
     DREYFUS STOCK INDEX FUND                JANUS ASPEN SERIES
       Dreyfus Stock Index Fund                Forty Portfolio (Previously known
     DREYFUS VARIABLE INVESTMENT FUND            as Capital Appreciation)
       VIF Growth & Income                   JANUS ASPEN SERIES (SERVICE SHARES)
       VIF Money Market                        Foreign Stock (Service Shares)
       VIF Small Company Stock                 Worldwide Growth (Service
     FEDERATED INSURANCE SERIES                  Shares)*
       Federated Prime Money Fund II         LAZARD RETIREMENT SERIES, INC.
     FIDELITY VARIABLE INSURANCE PRODUCTS      Emerging Markets
      FUND                                   LORD ABBETT SERIES FUND
       VIP Contrafund                          All Value
       VIP Equity-Income                       Bond-Debenture
       VIP Growth                              Growth and Income
       VIP High Income                         Growth Opportunities
       VIP Index 500                           Mid-Cap Value
       VIP Investment Grade Bond             LSA VARIABLE SERIES TRUST
       VIP Overseas                            LSA Aggressive Growth (Merged
     FIDELITY VARIABLE INSURANCE PRODUCTS        into Van Kampen LIT Aggressive
      FUND (SERVICE CLASS 2)                     Growth (Class II) on
       VIP Asset Manager Growth                  April 30, 2004)
         (Service Class 2)                     LSA Balanced (Merged into OpCap
       VIP Contrafund (Service Class 2)          Balanced on April 30, 2004)
       VIP Equity-Income (Service Class 2)     LSA Basic Value (Merged into AIM
       VIP Growth & Income (Service              V. I. Basic Value on
         Class 2)                                April 30, 2004)
       VIP Growth (Service Class 2)            LSA Blue Chip (Merged into Van
       VIP High Income (Service Class 2)         Kampen UIF Equity Growth on
       VIP Index 500 (Service Class 2)           April 30, 2004)
       VIP Investment Grade Bond               LSA Capital Appreciation (Merged
         (Service Class 2)                       into Capital Appreciation on
       VIP MidCap (Service Class 2)              April 30, 2004)
       VIP Overseas (Service Class 2)          LSA Capital Growth (Merged into
     FRANKLIN TEMPLETON VARIABLE INSURANCE       Van Kampen UIF Equity Growth on
      PRODUCTS TRUST                             April 30, 2004)
       Franklin Flex Cap Growth Securities     LSA Diversified Mid Cap (Merged
       Franklin Growth and Income                into Van Kampen UIF U.S. Mid
         Securities                              Cap Value on April 30, 2004)
       Franklin High Income                    LSA Emerging Growth Equity
       Franklin Income Securities                (Merged into Van Kampen LIT
       Franklin Large Cap Growth Securities      Aggressive Growth (Class II)
       Franklin Small Cap Value Securities       on April 30, 2004)
                                               LSA Equity Growth (Merged into
                                               Van Kampen UIF Equity Growth on
                                                 April 30, 2004)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
     LSA VARIABLE SERIES TRUST (CONTINUED)  MORGAN STANLEY VARIABLE INVESTMENT
       LSA Mid Cap Value (Merged into Van    SERIES (CLASS Y SHARES) (CONTINUED)
         Kampen UIF U.S. Mid Cap Value on      Utilities (Class Y Shares)
         April 30, 2004)                     NEUBERGER & BERMAN ADVISORS
       LSA Value Equity (Merged into          MANAGEMENT TRUST
         Investors on April 30, 2004)          AMT Guardian
     MFS VARIABLE INSURANCE TRUST              AMT Mid-Cap Growth
       MFS Emerging Growth                     AMT Partners
       MFS High Income                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
       MFS Investors Trust                     Oppenheimer Aggressive Growth
       MFS New Discovery                       Oppenheimer Balanced
       MFS Research                            Oppenheimer Capital Appreciation
       MFS Research Bond (Previously known     Oppenheimer Core Bond (Previously
         as MFS Bond)                            known as Oppenheimer Bond)
       MFS Utilities                           Oppenheimer Global Securities
     MFS VARIABLE INSURANCE TRUST              Oppenheimer High Income
      (SERVICE CLASS)                          Oppenheimer Main Street
       MFS Emerging Growth (Service Class)     Oppenheimer Main Street Small Cap
       MFS Investors Trust (Service Class)       Growth
       MFS New Discovery (Service Class)       Oppenheimer Strategic Bond
       MFS Research (Service Class)          OPPENHEIMER VARIABLE ACCOUNT FUNDS
       MFS Utilities (Service Class)          (SERVICE CLASS ("SC"))
     MORGAN STANLEY VARIABLE INVESTMENT        Oppenheimer Aggressive
      SERIES                                     Growth (SC)
       Aggressive Equity                       Oppenheimer Balanced (SC)
       Dividend Growth                         Oppenheimer Capital
       Equity                                    Appreciation (SC)
       European Growth                         Oppenheimer Core Bond (SC)
       Global Advantage                          (Previously known as
       Global Dividend Growth                    Oppenheimer Bond (SC))
       High Yield                              Oppenheimer Global
       Income Builder                            Securities (SC)
       Information                             Oppenheimer High Income (SC)
       Limited Duration                        Oppenheimer Main Street (SC)
       Money Market                            Oppenheimer Main Street Small Cap
       Pacific Growth (Closed on                 Growth (SC)
         April 30, 2004)                       Oppenheimer Strategic Bond (SC)
       Quality Income Plus                   PIMCO ADVISORS VARIABLE INSURANCE
       S&P 500 Index                          TRUST
       Strategist                              OpCap Balanced
       Utilities                               OpCap Small Cap
     MORGAN STANLEY VARIABLE INVESTMENT        PEA Science and Technology
      SERIES (CLASS Y SHARES)                  (Closed on May 1, 2005)
       Aggressive Equity (Class Y Shares)    PIMCO VARIABLE INSURANCE TRUST
       Dividend Growth (Class Y Shares)        Foreign Bond
       Equity (Class Y Shares)                 Money Market
       European Growth (Class Y Shares)        PIMCO Total Return
       Global Advantage (Class Y Shares)     PUTNAM VARIABLE TRUST
       Global Dividend Growth (Class Y         VT American Government Income
         Shares)                               VT Capital Appreciation
       High Yield (Class Y Shares)             VT Capital Opportunities
       Income Builder (Class Y Shares)         VT Discovery Growth
       Information (Class Y Shares)            VT Diversified Income
       Limited Duration (Class Y Shares)       VT Equity Income
       Money Market (Class Y Shares)           VT The George Putnam Fund of
       Pacific Growth (Class Y Shares)           Boston
         (Closed on April 30, 2004)            VT Global Asset Allocation
       Quality Income Plus (Class Y Shares)    VT Global Equity
       S&P 500 Index (Class Y Shares)          VT Growth and Income
       Strategist (Class Y Shares)             VT Growth Opportunities
                                               VT Health Sciences
                                               VT High Yield
                                               VT Income

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
     PUTNAM VARIABLE TRUST (CONTINUED)       STI CLASSIC VARIABLE TRUST
       VT International Equity                (CONTINUED)
       VT International Growth and Income      STI Large Cap Value Equity
       VT International New Opportunities        (Previously Known as STI Value
       VT Investors                              Income Stock)
       VT Mid Cap Value                        STI Mid-Cap Equity
       VT Money Market                         STI Small Cap Value Equity
       VT New Opportunities                  THE UNIVERSAL INSTITUTIONAL FUNDS,
       VT New Value                           INC.
       VT OTC & Emerging Growth                Van Kampen UIF Emerging Markets
       VT Research                               Equity
       VT Small Cap Value                      Van Kampen UIF Equity Growth
       VT Utilities Growth and Income          Van Kampen UIF Fixed Income
       VT Vista                                Van Kampen UIF Global Value
       VT Voyager                                Equity
     RYDEX VARIABLE TRUST                      Van Kampen UIF High Yield
       Rydex OTC                               Van Kampen UIF International
     SALOMON BROTHERS VARIABLE SERIES            Magnum
      FUNDS, INC.                              Van Kampen UIF Mid Cap Growth
       All Cap                                 Van Kampen UIF U.S. Mid Cap Value
       Investors                               Van Kampen UIF U.S. Real Estate
     SCUDDER VARIABLE SERIES I                 Van Kampen UIF Value
       21st Century Growth (Merged into the  THE UNIVERSAL INSTITUTIONAL FUNDS,
         Small Cap Growth Sub-Account of      INC. (CLASS II)
         the Scudder Variable Series II on     Van Kampen UIF Emerging Markets
         April 29, 2005)                         Debt (Class II)
       Balanced (Merged into the Total         Van Kampen UIF Emerging Markets
         Return Sub-Account of the Scudder       Equity (Class II)
         Variable Series II on                 Van Kampen UIF Equity and Income
         April 29, 2005)                         (Class II)
       Bond                                    Van Kampen UIF Equity Growth
       Capital Growth                            (Class II)
       Global Discovery                        Van Kampen UIF Global Franchise
       Growth and Income                         (Class II)
       International                           Van Kampen UIF Mid Cap Growth
       Money Market                              (Class II)
     SCUDDER VARIABLE SERIES II                Van Kampen UIF Small Company
       Growth (Merged into the Capital           Growth (Class II)
         Growth Sub-Account of the Scudder     Van Kampen UIF U.S. Mid Cap Value
         Variable Series I on                    (Class II)
         April 29, 2005)                       Van Kampen UIF U.S. Real Estate
       Small Cap Growth                          (Class II)
       Total Return                          VAN KAMPEN LIFE INVESTMENT TRUST
     STI CLASSIC VARIABLE TRUST                LIT Comstock
       STI Capital Appreciation                LIT Emerging Growth
       STI International Equity                LIT Government
       STI Investment Grade Bond               LIT Money Market
       STI Large Cap Relative Value          VAN KAMPEN LIFE INVESTMENT TRUST
         (Previously known as STI Growth &    (CLASS II)
         Income)                               LIT Aggressive Growth (Class II)
                                               LIT Comstock (Class II)
                                               LIT Emerging Growth (Class II)
                                               LIT Growth and Income (Class II)
                                               LIT Money Market (Class II)

       *Fund was available, but had no assets at December 31, 2005

     The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 4). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for the fixed account ("Fixed Account") described below, the latter being included in the general account of Allstate Life.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     Allstate Life also maintains a Fixed Account, to which contractholders may direct their deposits and receive a fixed rate of return. Allstate Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of
     Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the contractholders are excluded in the determination of federal income tax liability of Allstate Life.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.   COMPLETED MERGER

     Effective January 1, 2005, Glenbrook Life and Annuity Company ("GLAC"), a formerly wholly owned subsidiary of Allstate Life, was merged into Allstate Life. In connection with this merger, Glenbrook Life and Annuity Company Separate Account A ("Separate Account A") and Glenbrook Life Multi-Manager Variable Account ("Multi-Manager"), former separate accounts of GLAC, merged into the Account at carrying value in accordance with the provisions of Statement of Financial Accounting Standard No. 141, ("SFAS No. 141"), "Business Combinations". The prior year statements of changes in net assets of the Account is presented on a combined basis as if the merger had occurred on January

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     1, 2004. The Fixed Account of GLAC also merged on January 1, 2005 with the Fixed Account maintained by Allstate Life.

     Prior to the merger, the Account, Multi-Manager and Separate Account A offered 165, 96 and 36 variable sub-accounts, respectively. Forty-two sub-accounts offered by the Account and Multi-Manager prior to the merger were invested in the same underlying funds. Five sub-accounts offered by Separate Account A and Multi-Manager prior to the merger were invested in the same underlying funds. Thirteen of the sub-accounts offered by Separate Account A and the Account prior to the merger were invested in the same underlying funds. Upon completion of the merger on January 1, 2005, the Account offered 237 sub-accounts giving effect to the combination of sub-accounts invested in the same underlying mutual funds.

     The merger of the separate accounts, including the combination of overlapping sub-accounts, required no adjustments and did not change the number of units or accumulation unit values of the contractholders' interests in the sub-accounts. Additionally, the contracts and related fee structures offered through Multi-Manager and Separate Account A did not change as a result of the merger with the Account. The following table presents a listing of the net assets applicable to the sub-accounts giving effect to the merger as of January 1, 2005.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3. COMPLETED MERGER (CONTINUED)

                           NET ASSETS OF SUB-ACCOUNTS
      GIVING EFFECT TO THE MULTI-MANAGER AND GLAC SEPARATE ACCOUNT A MERGER
                                 JANUARY 1, 2005

                                                                          Pre-Merger                              Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                Financial Advisors      Multi-Manager      Annuity Company     Financial Advisors
SUB-ACCOUNT                                     Separate Account I    Variable Account    Separate Account A   Separate Account I
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
     AIM V. I. Aggressive Growth                $                -   $           72,038   $       29,287,892   $       29,359,930
     AIM V. I. Basic Balanced                                    -            4,642,128           56,739,488           61,381,616
     AIM V. I. Basic Value                                   9,246                    -           33,652,165           33,661,411
     AIM V. I. Blue Chip                                         -                    -           23,985,160           23,985,160
     AIM V. I. Capital Appreciation                     33,659,120           11,989,399           85,163,902          130,812,421
     AIM V. I. Capital Development                               -                    -           23,186,341           23,186,341
     AIM V. I. Core Equity                               3,001,868            3,474,133          116,081,862          122,557,863
     AIM V. I. Demographic Trends                           13,497                5,832           12,429,582           12,448,911
     AIM V. I. Diversified Income                        1,590,505            1,289,803           27,326,056           30,206,364
     AIM V. I. Government Securities                             -              683,916           40,704,540           41,388,456
     AIM V. I. Growth                                   17,528,220            2,557,840           64,207,860           84,293,920
     AIM V. I. High Yield                                        -            1,801,442           17,633,002           19,434,444
     AIM V. I. International Growth                      1,552,213              119,860           45,886,925           47,558,998
     AIM V. I. Mid Cap Core Equity                       2,426,102                    -           23,191,356           25,617,458
     AIM V. I. Money Market                                      -                    -           25,036,975           25,036,975
     AIM V. I. Premier Equity                           45,765,775            6,713,048          119,878,293          172,357,116
     AIM V. I. Technology                                        -                    -            7,295,320            7,295,320
     AIM V. I. Utilities                                         -               21,452           11,581,592           11,603,044

AIM Variable Insurance Funds Series II
     AIM V. I. Aggressive Growth II                              -                    -              594,230              594,230
     AIM V. I. Basic Balanced II                                 -                    -            2,173,518            2,173,518
     AIM V. I. Basic Value II                           17,752,189                    -            3,115,837           20,868,026
     AIM V. I. Blue Chip II                                      -                    -            1,084,671            1,084,671
     AIM V. I. Capital Appreciation II                   6,761,877                    -              986,252            7,748,129
     AIM V. I. Capital Development II                            -                    -              420,643              420,643
     AIM V. I. Core Equity II                                    -                    -              491,481              491,481
     AIM V. I. Demographic Trends II                             -                    -              300,555              300,555
     AIM V. I. Diversified Income II                             -                    -              757,806              757,806
     AIM V. I. Government Securities II                          -                    -            2,411,465            2,411,465
     AIM V. I. Growth II                                         -                    -              345,405              345,405
     AIM V. I. High Yield II                                     -                    -              836,414              836,414
     AIM V. I. International Growth II                           -                    -              709,983              709,983
     AIM V. I. Mid Cap Core Equity II                    2,533,889                    -            1,705,295            4,239,184
     AIM V. I. Money Market II                                   -                    -            5,631,556            5,631,556
     AIM V. I. Premier Equity II                         3,828,760                    -              534,667            4,363,427
     AIM V. I. Technology II                                     -                    -              144,474              144,474
     AIM V. I. Utilities II                                      -                    -              455,948              455,948

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. COMPLETED MERGER (CONTINUED)

                           NET ASSETS OF SUB-ACCOUNTS
      GIVING EFFECT TO THE MULTI-MANAGER AND GLAC SEPARATE ACCOUNT A MERGER
                                 JANUARY 1, 2005

                                                                          Pre-Merger                              Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                Financial Advisors      Multi-Manager      Annuity Company     Financial Advisors
SUB-ACCOUNT                                     Separate Account I    Variable Account    Separate Account A   Separate Account I
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Product Series
  Fund
    AllianceBernstein Growth                    $       49,045,897   $                -   $                -   $       49,045,897
    AllianceBernstein Growth & Income                  224,697,812                    -                    -          224,697,812
    AllianceBernstein Large Cap Growth                  43,142,161                    -                    -           43,142,161
    AllianceBernstein Small/Mid Cap Value               25,975,968                    -                    -           25,975,968

American Century Variable Portfolios, Inc.
       American Century VP Balanced                              -               61,633                    -               61,633
       American Century VP International                         -               62,743                    -               62,743

Dreyfus Socially Responsible Growth Fund,
  Inc.
       Dreyfus Socially Responsible Growth
        Fund                                                     -              256,552                    -              256,552

Dreyfus Stock Index Fund
       Dreyfus Stock Index Fund                                  -            2,143,582                    -            2,143,582

Dreyfus Variable Investment Fund
       VIF Growth & Income                                       -              372,934                    -              372,934
       VIF Money Market                                          -            1,199,876                    -            1,199,876
       VIF Small Company Stock                                   -               82,410                    -               82,410

Federated Insurance Series
       Federated Prime Money Fund II                             -            8,836,349                    -            8,836,349

Fidelity Variable Insurance Products Fund
       VIP Contrafund                                    7,933,382            7,033,893                    -           14,967,275
       VIP Equity-Income                                         -            6,225,965                    -            6,225,965
       VIP Growth                                        5,259,272            5,672,859                    -           10,932,131
       VIP High Income                                   1,894,611            2,335,514                    -            4,230,125
       VIP Index 500                                     8,057,497            6,812,073                    -           14,869,570
       VIP Investment Grade Bond                         5,521,888                    -                    -            5,521,888
       VIP Overseas                                      2,037,453            1,005,303                    -            3,042,756

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. COMPLETED MERGER (CONTINUED)

                           NET ASSETS OF SUB-ACCOUNTS
      GIVING EFFECT TO THE MULTI-MANAGER AND GLAC SEPARATE ACCOUNT A MERGER
                                 JANUARY 1, 2005

                                                                          Pre-Merger                              Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                Financial Advisors      Multi-Manager      Annuity Company     Financial Advisors
SUB-ACCOUNT                                     Separate Account I    Variable Account    Separate Account A   Separate Account I
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
  (Service Class 2)
     VIP Asset Manager Growth (Service
       Class 2)                                 $                -   $           31,685   $                -   $           31,685
     VIP Contrafund (Service Class 2)                            -            1,375,651                    -            1,375,651
     VIP Equity-Income (Service Class 2)                     2,399            3,421,758                    -            3,424,157
     VIP Growth (Service Class 2)                                -              820,021                    -              820,021
     VIP High Income (Service Class 2)                           -            1,334,568                    -            1,334,568
     VIP Index 500 (Service Class 2)                             -            1,862,022                    -            1,862,022
     VIP Investment Grade Bond (Service
       Class 2)                                             25,464                    -                    -               25,464
     VIP Overseas (Service Class 2)                          7,172               61,780                    -               68,952

Franklin Templeton Variable Insurance
  Products Trust
     Franklin Growth and Income Securities              74,265,618                    -                    -           74,265,618
     Franklin High Income                                8,292,944                    -                    -            8,292,944
     Franklin Income Securities                         31,764,441                    -                    -           31,764,441
     Franklin Large Cap Growth Securities                1,849,878                    -                    -            1,849,878
     Franklin Small Cap Value Securities                39,167,211                    -                    -           39,167,211
     Franklin Small-Mid Cap Growth Securities            3,519,201              398,539                    -            3,917,740
     Franklin U.S. Government                            7,220,714                    -                    -            7,220,714
     Mutual Shares Securities                           76,611,138            1,538,147                    -           78,149,285
     Templeton Developing Markets Securities            14,590,934               40,548                    -           14,631,482
     Templeton Foreign Securities                       37,138,587              321,105                    -           37,459,692
     Templeton Global Income Securities                  2,997,709            1,802,382                    -            4,800,091
     Templeton Growth Securities                                 -            6,817,061                    -            6,817,061

Goldman Sachs Variable Insurance Trust
     VIT Capital Growth                                          -               82,716                    -               82,716
     VIT CORE Small Cap Equity                                   -              445,912                    -              445,912
     VIT CORE U.S. Equity                                        -              338,359                    -              338,359
     VIT Growth and Income                                       -                8,895                    -                8,895
     VIT International Equity                                    -               31,401                    -               31,401
     VIT Mid Cap Value                                           -                9,376                    -                9,376

Janus Aspen Series
     Forty Portfolio                                        18,890                    -                    -               18,890

Janus Aspen Series (Service Shares)
     Foreign Stock (Service Shares)                         38,377                    -                    -               38,377

Lazard Retirement Series, Inc
     Emerging Markets                                        9,358                    -                    -                9,358

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. COMPLETED MERGER (CONTINUED)

                           NET ASSETS OF SUB-ACCOUNTS
      GIVING EFFECT TO THE MULTI-MANAGER AND GLAC SEPARATE ACCOUNT A MERGER
                                 JANUARY 1, 2005

                                                                          Pre-Merger                              Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                Financial Advisors      Multi-Manager      Annuity Company     Financial Advisors
SUB-ACCOUNT                                     Separate Account I    Variable Account    Separate Account A   Separate Account I
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund
     All Value                                  $        1,849,904   $                -   $                -   $        1,849,904
     Bond-Debenture                                      2,625,017                    -                    -            2,625,017
     Growth and Income                                   3,949,662                    -                    -            3,949,662
     Growth Opportunities                                  752,565                    -                    -              752,565
     Mid-Cap Value                                       4,573,758                    -                    -            4,573,758

MFS Variable Insurance Trust
     MFS Emerging Growth                                         -            2,925,935                    -            2,925,935
     MFS High Income                                       959,039                    -                    -              959,039
     MFS Investors Trust                                 2,845,169            1,033,239                    -            3,878,408
     MFS New Discovery                                   3,447,150              553,377                    -            4,000,527
     MFS Research                                                -            1,983,488                    -            1,983,488
     MFS Research Bond                                   3,437,670                    -                    -            3,437,670
     MFS Utilities                                               -               96,108                    -               96,108

MFS Variable Insurance Trust (Service Class)
     MFS Emerging Growth (Service Class)                         -              704,344                    -              704,344
     MFS Investors Trust (Service Class)                         -              789,898                    -              789,898
     MFS New Discovery (Service Class)                       5,306            1,070,264                    -            1,075,570
     MFS Research (Service Class)                                -              429,854                    -              429,854
     MFS Utilities (Service Class)                             146              635,044                    -              635,190

Morgan Stanley Variable Investment Series
     Aggressive Equity                                  36,091,030                    -                    -           36,091,030
     Dividend Growth                                   696,585,712                    -                    -          696,585,712
     Equity                                            511,428,457                    -                    -          511,428,457
     European Growth                                   167,620,425                    -                    -          167,620,425
     Global Advantage                                   22,062,533                    -                    -           22,062,533
     Global Dividend Growth                            201,476,062                    -                    -          201,476,062
     High Yield                                         46,919,424                    -                    -           46,919,424
     Income Builder                                     46,417,818                    -                    -           46,417,818
     Information                                         4,090,637                    -                    -            4,090,637
     Limited Duration                                   50,056,065                    -                    -           50,056,065
     Money Market                                      166,791,898                    -                    -          166,791,898
     Quality Income Plus                               276,599,874                    -                    -          276,599,874
     S&P 500 Index                                     122,995,932                    -                    -          122,995,932
     Strategist                                        325,335,650                    -                    -          325,335,650
     Utilities                                         157,839,934                    -                    -          157,839,934

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. COMPLETED MERGER (CONTINUED)

                           NET ASSETS OF SUB-ACCOUNTS
      GIVING EFFECT TO THE MULTI-MANAGER AND GLAC SEPARATE ACCOUNT A MERGER
                                 JANUARY 1, 2005

                                                                          Pre-Merger                              Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                Financial Advisors      Multi-Manager      Annuity Company     Financial Advisors
SUB-ACCOUNT                                     Separate Account I    Variable Account    Separate Account A   Separate Account I
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment Series
  (Class Y Shares)
     Aggressive Equity (Class Y Shares)         $       26,130,880   $                -   $                -   $       26,130,880
     Dividend Growth (Class Y Shares)                  132,692,555                    -                    -          132,692,555
     Equity (Class Y Shares)                           112,119,813                    -                    -          112,119,813
     European Growth (Class Y Shares)                   41,305,428                    -                    -           41,305,428
     Global Advantage (Class Y Shares)                  10,869,074                    -                    -           10,869,074
     Global Dividend Growth (Class Y Shares)            65,870,779                    -                    -           65,870,779
     High Yield (Class Y Shares)                        37,266,741                    -                    -           37,266,741
     Income Builder (Class Y Shares)                    46,473,158                    -                    -           46,473,158
     Information (Class Y Shares)                       12,763,255                    -                    -           12,763,255
     Limited Duration (Class Y Shares)                 120,213,202                    -                    -          120,213,202
     Money Market (Class Y Shares)                      85,984,232                    -                    -           85,984,232
     Quality Income Plus (Class Y Shares)              170,080,756                    -                    -          170,080,756
     S&P 500 Index (Class Y Shares)                    151,930,221                    -                    -          151,930,221
     Strategist (Class Y Shares)                        95,971,639                    -                    -           95,971,639
     Utilities (Class Y Shares)                         29,342,690                    -                    -           29,342,690

Neuberger & Berman Advisors Management Trust
     AMT Guardian                                                -                9,831                    -                9,831
     AMT Mid-Cap Growth                                          -               28,268                    -               28,268
     AMT Partners                                                -              139,906                    -              139,906

Oppenheimer Variable Account Funds
     Oppenheimer Aggressive Growth                               -            2,955,618                    -            2,955,618
     Oppenheimer Balanced                                        -           12,084,259                    -           12,084,259
     Oppenheimer Capital Appreciation                    7,132,146            7,821,216                    -           14,953,362
     Oppenheimer Core Bond                               5,253,410                    -                    -            5,253,410
     Oppenheimer Global Securities                       6,645,404            4,783,095                    -           11,428,499
     Oppenheimer High Income                             2,117,025                    -                    -            2,117,025
     Oppenheimer Main Street                                     -           10,776,866                    -           10,776,866
     Oppenheimer Main Street Small Cap Growth            4,484,107                    -                    -            4,484,107
     Oppenheimer Strategic Bond                                  -            7,815,547                    -            7,815,547

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. COMPLETED MERGER (CONTINUED)

                           NET ASSETS OF SUB-ACCOUNTS
      GIVING EFFECT TO THE MULTI-MANAGER AND GLAC SEPARATE ACCOUNT A MERGER
                                 JANUARY 1, 2005

                                                                          Pre-Merger                              Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                Financial Advisors      Multi-Manager      Annuity Company     Financial Advisors
SUB-ACCOUNT                                     Separate Account I    Variable Account    Separate Account A   Separate Account I
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds (Service
  Class("SC"))
     Oppenheimer Aggressive Growth (SC)         $       13,793,546   $                -   $                -   $       13,793,546
     Oppenheimer Balanced (SC)                          35,401,428                    -                    -           35,401,428
     Oppenheimer Capital Appreciation (SC)              40,076,483                    -                    -           40,076,483
     Oppenheimer Core Bond (SC)                            687,384                    -                    -              687,384
     Oppenheimer Global Securities (SC)                 27,890,132                    -                    -           27,890,132
     Oppenheimer High Income (SC)                       31,835,272                    -                    -           31,835,272
     Oppenheimer Main Street (SC)                       57,933,031                    -                    -           57,933,031
     Oppenheimer Main Street Small Cap
       Growth (SC)                                      29,516,472                    -                    -           29,516,472
     Oppenheimer Strategic Bond (SC)                    78,448,551                    -                    -           78,448,551

PIMCO Advisors Variable Insurance Trust
     OpCap Balanced                                          9,780                    -                    -                9,780
     OpCap Small Cap                                         1,926                    -                    -                1,926
     PEA Science and Technology                                582                    -                    -                  582

PIMCO Variable Insurance Trust
     Foreign Bond                                            1,864                    -                    -                1,864
     Money Market                                           17,721                    -                    -               17,721
     PIMCO Total Return                                      1,295                    -                    -                1,295

Putnam Variable Trust
     VT American Government Income                      66,002,940                    -                    -           66,002,940
     VT Capital Appreciation                            17,376,314                    -                    -           17,376,314
     VT Capital Opportunities                            3,507,570                    -                    -            3,507,570
     VT Discovery Growth                                19,285,920              854,262                    -           20,140,182
     VT Diversified Income                              91,198,261            1,195,363                    -           92,393,624
     VT Equity Income                                   21,401,747                    -                    -           21,401,747
     VT The George Putnam Fund of Boston               235,336,125                    -                    -          235,336,125
     VT Global Asset Allocation                         30,774,382                    -                    -           30,774,382
     VT Global Equity                                   57,171,548                    -                    -           57,171,548
     VT Growth and Income                              637,531,260              652,623                    -          638,183,883
     VT Growth Opportunities                            26,207,648              161,251                    -           26,368,899
     VT Health Sciences                                 79,100,607              745,203                    -           79,845,810
     VT High Yield                                     100,363,378                    -                    -          100,363,378
     VT Income                                         201,495,962                    -                    -          201,495,962
     VT International Equity                           247,462,666                9,401                    -          247,472,067
     VT International Growth and Income                 51,803,152                    -                    -           51,803,152
     VT International New Opportunities                 29,412,105                    -                    -           29,412,105

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. COMPLETED MERGER (CONTINUED)

                           NET ASSETS OF SUB-ACCOUNTS
      GIVING EFFECT TO THE MULTI-MANAGER AND GLAC SEPARATE ACCOUNT A MERGER
                                 JANUARY 1, 2005

                                                                          Pre-Merger                              Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                Financial Advisors      Multi-Manager      Annuity Company     Financial Advisors
SUB-ACCOUNT                                     Separate Account I    Variable Account    Separate Account A   Separate Account I
---------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust (continued)
     VT Investors                               $      177,118,270   $                -   $                -   $      177,118,270
     VT Mid Cap Value                                    8,269,199                    -                    -            8,269,199
     VT Money Market                                    77,879,396                    -                    -           77,879,396
     VT New Opportunities                              128,470,658                    -                    -          128,470,658
     VT New Value                                      143,706,436              745,285                    -          144,451,721
     VT OTC & Emerging Growth                           34,312,633                    -                    -           34,312,633
     VT Research                                       104,559,846               77,343                    -          104,637,189
     VT Small Cap Value                                176,588,005                    -                    -          176,588,005
     VT Utilities Growth and Income                     47,880,540                    -                    -           47,880,540
     VT Vista                                           98,090,013                    -                    -           98,090,013
     VT Voyager                                        386,064,936                    -                    -          386,064,936

Rydex Variable Trust
     Rydex OTC                                                  55                    -                    -                   55

Salomon Brothers Variable Series Funds Inc.
     All Cap                                                 6,259                    -                    -                6,259
     Investors                                               7,811                    -                    -                7,811

Scudder Variable Series I
     21st Century Growth                                         -              807,577                    -              807,577
     Balanced                                                    -            2,769,618                    -            2,769,618
     Bond                                                        -            1,351,132                    -            1,351,132
     Capital Growth                                              -            1,991,103                    -            1,991,103
     Global Discovery                                            -            1,767,630                    -            1,767,630
     Growth and Income                                           -            1,339,732                    -            1,339,732
     International                                               -              735,852                    -              735,852
     Money Market                                                -              903,229                    -              903,229

Scudder Variable Series II
     Growth                                                      -              781,611                    -              781,611

STI Classic Variable Trust
     STI Capital Appreciation                              601,322           41,277,701                    -           41,879,023
     STI International Equity                               36,597            5,675,992                    -            5,712,589
     STI Investment Grade Bond                           1,068,868           14,555,135                    -           15,624,003
     STI Large Cap Relative Value                          905,570            4,304,143                    -            5,209,713
     STI Large Cap Value Equity                            669,710           34,869,773                    -           35,539,483
     STI Mid-Cap Equity                                    443,459           12,116,741                    -           12,560,200
     STI Small Cap Value Equity                            548,175           11,314,639                    -           11,862,814

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. COMPLETED MERGER (CONTINUED)

                           NET ASSETS OF SUB-ACCOUNTS
      GIVING EFFECT TO THE MULTI-MANAGER AND GLAC SEPARATE ACCOUNT A MERGER
                                 JANUARY 1, 2005

                                                                          Pre-Merger                              Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                Financial Advisors      Multi-Manager      Annuity Company     Financial Advisors
SUB-ACCOUNT                                     Separate Account I    Variable Account    Separate Account A   Separate Account I
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
     Van Kampen UIF Emerging Markets Equity     $       43,013,304   $                -   $                -   $       43,013,304
     Van Kampen UIF Equity Growth                       69,607,508              441,167                    -           70,048,675
     Van Kampen UIF Fixed Income                                 -            2,892,396                    -            2,892,396
     Van Kampen UIF Global Value Equity                          -               41,421                    -               41,421
     Van Kampen UIF High Yield                             351,012                    -                    -              351,012
     Van Kampen UIF International Magnum                34,028,495                    -                    -           34,028,495
     Van Kampen UIF Mid Cap Growth                      36,518,025                    -                    -           36,518,025
     Van Kampen UIF U.S. Mid Cap Value                 140,654,318              812,251                    -          141,466,569
     Van Kampen UIF U.S. Real Estate                    73,133,501              167,768                    -           73,301,269
     Van Kampen UIF Value                                        -              337,218                    -              337,218

The Universal Institutional Funds, Inc.
  (Class II)
     Van Kampen UIF Emerging Markets Debt
       (Class II)                                       17,170,732                    -                    -           17,170,732
     Van Kampen UIF Emerging Markets Equity
       (Class II)                                        8,467,470                    -                    -            8,467,470
     Van Kampen UIF Equity and Income
       (Class II)                                       23,296,056                    -                    -           23,296,056
     Van Kampen UIF Equity Growth  (Class II)           16,667,717                    -                    -           16,667,717
     Van Kampen UIF Global Franchise
       (Class II)                                       32,544,431                    -                    -           32,544,431
     Van Kampen UIF Mid Cap Growth
       (Class II)                                       21,019,279                    -                    -           21,019,279
     Van Kampen UIF Small Company Growth
       (Class II)                                       23,918,179                    -                    -           23,918,179
     Van Kampen UIF U.S. Mid Cap Value
       (Class II)                                       39,035,145                    -                    -           39,035,145
     Van Kampen UIF U.S. Real Estate
       (Class II)                                       62,735,067                    -                    -           62,735,067

Van Kampen Life Investment Trust
     LIT Comstock                                      106,501,409                    -                    -          106,501,409
     LIT Emerging Growth                                81,915,806                    -                    -           81,915,806
     LIT Government                                      1,997,073                    -                    -            1,997,073
     LIT Money Market                                    2,480,159                    -                    -            2,480,159

Van Kampen Life Investment Trust (Class II)
     LIT Aggressive Growth (Class II)                   21,143,161                    -                    -           21,143,161
     LIT Comstock (Class II)                           236,273,803                    -                    -          236,273,803
     LIT Emerging Growth (Class II)                     63,974,244                    -                    -           63,974,244
     LIT Growth and Income (Class II)                  108,454,462                    -                    -          108,454,462
     LIT Money Market (Class II)                        17,649,838                    -                    -           17,649,838
                                                ------------------   ------------------   ------------------   ------------------
       TOTAL NET ASSETS                         $    9,729,737,593   $      298,545,220   $      785,968,511   $   10,814,251,324
                                                ==================   ==================   ==================   ==================

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Allstate Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate Life guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to these Contracts is 0.19%. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT MAINTENANCE CHARGE - Allstate Life deducts an annual maintenance charge of $30 or $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

     WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-8.5% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS

   The cost of purchases of investments for the year ended December 31, 2005 were as follows:

                                                                                      Purchases
                                                                                   ---------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
       AIM V. I. Aggressive Growth                                                 $       940,083
       AIM V. I. Basic Balanced (a)                                                      3,373,556
       AIM V. I. Basic Value                                                             5,404,585
       AIM V. I. Blue Chip                                                                 887,538
       AIM V. I. Capital Appreciation                                                    9,244,317
       AIM V. I. Capital Development                                                     3,775,111
       AIM V. I. Core Equity                                                             3,210,384
       AIM V. I. Demographic Trends (b)                                                    485,594
       AIM V. I. Diversified Income                                                      4,528,086
       AIM V. I. Government Securities                                                   2,772,517
       AIM V. I. Growth                                                                  7,272,055
       AIM V. I. High Yield                                                              3,005,280
       AIM V. I. International Growth                                                    7,041,222
       AIM V. I. Mid Cap Core Equity                                                    18,952,049
       AIM V. I. Money Market                                                           12,442,001
       AIM V. I. Premier Equity                                                          8,959,940
       AIM V. I. Technology                                                                343,450
       AIM V. I. Utilities                                                               3,245,063

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
       AIM V. I. Aggressive Growth II                                                       37,404
       AIM V. I. Basic Balanced II (c)                                                     159,633
       AIM V. I. Basic Value II                                                          4,227,074
       AIM V. I. Blue Chip II                                                               31,369
       AIM V. I. Capital Appreciation II                                                   529,199
       AIM V. I. Capital Development II                                                     87,720
       AIM V. I. Core Equity II                                                             27,507
       AIM V. I. Demographic Trends II (d)                                                  15,954
       AIM V. I. Diversified Income II                                                      74,272
       AIM V. I. Government Securities II                                                  170,175
       AIM V. I. Growth II                                                                  18,028
       AIM V. I. High Yield II                                                             142,012
       AIM V. I. International Growth II                                                   194,543
       AIM V. I. Mid Cap Core Equity II                                                  6,460,171
       AIM V. I. Money Market II                                                         5,038,215
       AIM V. I. Premier Equity II                                                         938,625

(a) Previously known as AIM V. I. Balanced
(b) Previously known as AIM V. I. Dent Demographics
(c) Previously known as AIM V. I. Balanced II
(d) Previously known as AIM V. I. Dent Demographics II

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                   ---------------
Investments in the AIM Variable Insurance Funds Series II Sub-Accounts
     (continued):
       AIM V. I. Technology II                                                     $         3,766
       AIM V. I. Utilities II                                                               79,080

Investments in the AllianceBernstein Variable Product
     Series Fund Sub-Accounts:
       AllianceBernstein Growth                                                         35,697,545
       AllianceBernstein Growth & Income                                                34,195,535
       AllianceBernstein International Value (e)                                        23,091,288
       AllianceBernstein Large Cap Growth (f)                                           11,484,649
       AllianceBernstein Small/Mid Cap Value  (g)                                       30,629,162
       AllianceBernstein Utility Income (e)                                              5,182,022
       AllianceBernstein Value (e)                                                       2,352,193

Investments in the American Century Variable Portfolios,
     Inc Sub-Accounts:
       American Century VP Balanced                                                          1,128
       American Century VP International                                                       725

Investments in the Dreyfus Socially Responsible Growth
     Fund, Inc. Sub-Account:
       Dreyfus Socially Responsible Growth Fund                                              1,026

Investments in the Dreyfus Stock Index Fund Sub-Account:
       Dreyfus Stock Index Fund                                                            149,368

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
       VIF Growth & Income                                                                   5,789
       VIF Money Market                                                                    193,784
       VIF Small Company Stock                                                               3,784

Investments in the Federated Insurance Series Sub-Account:
       Federated Prime Money Fund II                                                     2,991,038

Investments in the Fidelity Variable Insurance Products
     Fund Sub-Accounts:
       VIP Contrafund                                                                    2,219,070

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(f) Previously known as AllianceBernstein Premier Growth
(g) Previously known as AllianceBernstein Small Cap Value

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                   ---------------
Investments in the Fidelity Variable Insurance
     Products Fund Sub-Accounts (continued):
       VIP Equity-Income                                                           $       633,613
       VIP Growth                                                                          279,971
       VIP High Income                                                                     827,682
       VIP Index 500                                                                     1,276,511
       VIP Investment Grade Bond                                                           648,210
       VIP Overseas                                                                        554,493

Investments in the Fidelity Variable Insurance Products
     Fund (Service Class 2) Sub-Accounts:
       VIP Asset Manager Growth (Service Class 2)                                           50,079
       VIP Contrafund (Service Class 2)                                                 36,802,501
       VIP Equity-Income (Service Class 2)                                                 594,209
       VIP Growth & Income (Service Class 2) (e)                                        10,885,432
       VIP Growth (Service Class 2)                                                         42,342
       VIP High Income (Service Class 2)                                                 9,261,667
       VIP Index 500 (Service Class 2)                                                     146,241
       VIP Investment Grade Bond (Service Class 2)                                           1,597
       VIP Mid Cap (Service Class 2) (e)                                                12,787,615
       VIP Overseas (Service Class 2)                                                        1,194

Investments in the Franklin Templeton Variable Insurance
     Products Trust Sub-Accounts:
       Franklin Flex Cap Growth Securities (e)                                           2,238,620
       Franklin Growth and Income Securities                                            20,708,326
       Franklin High Income                                                             29,515,227
       Franklin Income Securities                                                      141,447,409
       Franklin Large Cap Growth Securities                                             29,289,927
       Franklin Small Cap Value Securities                                              30,942,150
       Franklin Small-Mid Cap Growth Securities (h)                                        246,529
       Franklin U.S. Government                                                         11,069,985
       Mutual Discovery (e)                                                              4,214,426
       Mutual Shares Securities                                                         85,243,520
       Templeton Developing Markets Securities                                          20,112,114
       Templeton Foreign Securities                                                    119,545,596
       Templeton Global Income Securities                                                  791,525
       Templeton Growth Securities                                                         688,663

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
       VIT Capital Growth                                                                       98

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(h) Previously known as Franklin Small Cap

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                   ---------------
Investments in the Goldman Sachs Variable
     Insurance Trust Sub-Accounts (continued):
       VIT CORE Small Cap Equity                                                   $    22,618,572
       VIT CORE U.S. Equity                                                             11,400,668
       VIT Growth and Income                                                             7,369,653
       VIT International Equity                                                                 90
       VIT Mid Cap Value                                                                12,308,176

Investments in the Janus Aspen Series Sub-Account:
       Forty Portfolio (i)                                                                      70

Investments in the Janus Aspen Series (Service Shares) Sub-Account:
       Foreign Stock (Service Shares)                                                          299

Investments in the Lazard Retirement Series, Inc. Sub-Account:
       Emerging Markets                                                                      8,610

Investments in the Lord Abbett Series Fund Sub-Accounts:
       All Value                                                                         7,063,620
       Bond-Debenture                                                                   17,054,245
       Growth and Income                                                                22,266,058
       Growth Opportunities                                                              4,792,108
       Mid-Cap Value                                                                    34,191,889

Investments in the MFS Variable Insurance Trust Sub-Accounts:
       MFS Emerging Growth                                                                  61,723
       MFS High Income                                                                      79,551
       MFS Investors Trust                                                                 175,379
       MFS New Discovery                                                                   189,602
       MFS Research                                                                         33,575
       MFS Research Bond (j)                                                               268,066
       MFS Utilities                                                                        99,125

Investments in the MFS Variable Insurance Trust (Service
     Class) Sub-Accounts:
       MFS Emerging Growth (Service Class)                                                   9,446
       MFS Investors Trust (Service Class)                                                   4,423
       MFS New Discovery (Service Class)                                                    88,031
       MFS Research (Service Class)                                                          5,743

(i) Previously known as Capital Appreciation
(j) Previously known as MFS Bond

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                   ---------------
Investments in the MFS Variable Insurance Trust
     (Service Class) Sub-Accounts (continued):
       MFS Utilities (Service Class)                                               $       687,115

Investments in the Morgan Stanley Variable Investment
     Series Sub-Accounts:
       Aggressive Equity                                                                 7,550,805
       Dividend Growth                                                                  32,448,956
       Equity                                                                           22,606,278
       European Growth                                                                  11,049,206
       Global Advantage                                                                  1,921,576
       Global Dividend Growth                                                           15,135,355
       High Yield                                                                       14,439,447
       Income Builder                                                                    5,033,159
       Information                                                                       1,779,062
       Limited Duration                                                                 11,804,110
       Money Market                                                                    186,596,920
       Quality Income Plus                                                              35,852,128
       S&P 500 Index                                                                    12,508,062
       Strategist                                                                       44,614,169
       Utilities                                                                        13,579,512

Investments in the Morgan Stanley Variable Investment
     Series (Class Y Shares) Sub-Accounts:
       Aggressive Equity (Class Y Shares)                                                2,618,980
       Dividend Growth (Class Y Shares)                                                 21,279,025
       Equity (Class Y Shares)                                                          14,507,024
       European Growth (Class Y Shares)                                                  2,183,267
       Global Advantage (Class Y Shares)                                                   488,416
       Global Dividend Growth (Class Y Shares)                                          13,334,710
       High Yield (Class Y Shares)                                                       5,947,247
       Income Builder (Class Y Shares)                                                   6,418,785
       Information (Class Y Shares)                                                        360,429
       Limited Duration (Class Y Shares)                                                35,544,972
       Money Market (Class Y Shares)                                                    79,941,252
       Quality Income Plus (Class Y Shares)                                             86,883,979
       S&P 500 Index (Class Y Shares)                                                   37,579,640
       Strategist (Class Y Shares)                                                      20,855,929
       Utilities (Class Y Shares)                                                        6,321,268

Investments in the Neuberger & Berman Advisors Management
     Trust Sub-Accounts:
       AMT Guardian                                                                              -

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                   ---------------
Investments in the Neuberger & Berman Advisors Management
     Trust Sub-Accounts (continued):
       AMY Mid-Cap Growth                                                          $             -
       AMT Partners                                                                          1,501

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
       Oppenheimer Aggressive Growth                                                        91,705
       Oppenheimer Balanced                                                              1,469,755
       Oppenheimer Capital Appreciation                                                    622,574
       Oppenheimer Core Bond (k)                                                           440,239
       Oppenheimer Global Securities                                                       997,256
       Oppenheimer High Income                                                             305,090
       Oppenheimer Main Street                                                             663,369
       Oppenheimer Main Street Small Cap Growth                                            484,376
       Oppenheimer Strategic Bond                                                        1,061,459

Investments in the Oppenheimer Variable Account Funds
     (Service Class ("SC")) Sub-Accounts:
       Oppenheimer Aggressive Growth (SC)                                                6,104,033
       Oppenheimer Balanced (SC)                                                        10,734,214
       Oppenheimer Capital Appreciation (SC)                                            31,139,676
       Oppenheimer Core Bond (SC) (l)                                                    6,688,900
       Oppenheimer Global Securities (SC)                                                9,869,359
       Oppenheimer High Income (SC)                                                     12,210,317
       Oppenheimer Main Street (SC)                                                     32,289,932
       Oppenheimer Main Street Small Cap Growth (SC)                                    15,484,250
       Oppenheimer Strategic Bond (SC)                                                  46,876,444

Investments in the PIMCO Advisors Variable Insurance Trust Sub-Accounts:
       OpCap Balanced                                                                          548
       OpCap Small Cap                                                                         272
       PEA Science and Technology (m)                                                            -

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
       Foreign Bond                                                                          1,224
       Money Market                                                                          1,445
       PIMCO Total Return                                                                    9,439

(k) Previously known as Oppenheimer Bond
(l) Previously known as Oppenheimer Bond (SC)
(m) For the period beginning January 1, 2005 and ended May 1, 2005

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                   ---------------
Investments in the Putnam Variable Trust Sub-Accounts:
       VT American Government Income                                               $     6,351,619
       VT Capital Appreciation                                                           1,937,023
       VT Capital Opportunities                                                          3,475,014
       VT Discovery Growth                                                                 236,015
       VT Diversified Income                                                            13,263,175
       VT Equity Income                                                                  9,270,165
       VT George Putnam Fund of Boston (The)                                            37,818,251
       VT Global Asset Allocation                                                       11,977,732
       VT Global Equity                                                                  1,910,824
       VT Growth and Income                                                             33,825,883
       VT Growth Opportunities                                                           1,359,545
       VT Health Sciences                                                                3,084,090
       VT High Yield                                                                    25,895,376
       VT Income                                                                        43,036,249
       VT International Equity                                                          46,580,891
       VT International Growth and Income                                                8,479,020
       VT International New Opportunities                                                8,352,156
       VT Investors                                                                     10,803,966
       VT Mid Cap Value                                                                  7,699,761
       VT Money Market                                                                  96,047,183
       VT New Opportunities                                                              2,717,235
       VT New Value                                                                     47,594,055
       VT OTC & Emerging Growth                                                            779,187
       VT Research                                                                       3,550,559
       VT Small Cap Value                                                               21,942,918
       VT Utilities Growth and Income                                                    7,351,297
       VT Vista                                                                          6,977,298
       VT Voyager                                                                       26,959,672

Investments in the Rydex Variable Trust Sub-Account:
       Rydex OTC                                                                             3,403

Investments in the Salomon Brothers Variable Series Funds
     Inc. Sub-Accounts:
       All Cap                                                                                 148
       Investors                                                                               185

Investments in the Scudder Variable Series I Sub-Accounts:
       21st Century Growth (n)                                                                   -

(n) On April 29, 2005, 21st Century Growth merged into Small Cap Growth

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                   ---------------
Investments in the Scudder Variable Series I Sub-Accounts (continued):
       Balanced (o)                                                                $       271,582
       Bond                                                                                149,396
       Capital Growth (p)                                                                  826,791
       Global Discovery                                                                    229,296
       Growth and Income                                                                    59,603
       International                                                                       117,095
       Money Market                                                                        268,149

Investments in the Scudder Variable Series II Sub-Accounts:
       Growth (p)                                                                           11,396
       Small Cap Growth (e) (n)                                                            715,381
       Total Return (e) (o)                                                              2,795,421

Investments in the STI Classic Variable Trust Sub-Accounts:
       STI Capital Appreciation                                                            530,434
       STI International Equity                                                            418,523
       STI Investment Grade Bond                                                         1,357,099
       STI Large Cap Relative Value (q)                                                    796,973
       STI Large Cap Value Equity (r)                                                      987,944
       STI Mid-Cap Equity                                                                  542,903
       STI Small Cap Value Equity                                                        1,911,416

Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
       Van Kampen UIF Emerging Markets Equity                                           23,043,381
       Van Kampen UIF Equity Growth                                                     12,933,888
       Van Kampen UIF Fixed Income                                                         184,721
       Van Kampen UIF Global Value Equity                                                    4,551
       Van Kampen UIF High Yield                                                             1,472
       Van Kampen UIF International Magnum                                              13,361,386
       Van Kampen UIF Mid Cap Growth                                                    18,941,417
       Van Kampen UIF Mid Cap Value                                                     24,811,400
       Van Kampen UIF U.S. Real Estate                                                  10,336,811
       Van Kampen UIF Value                                                                 54,853

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(n) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(o) On April 29, 2005, Balanced merged into Total Return
(p) On April 29, 2005, Growth merged into Capital Growth
(q) Previously known as STI Growth & Income
(r) Previously known as STI Value Income Stock

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                   ---------------
Investments in The Universal Institutional Funds, Inc. (Class II)
    Sub-Accounts:
       Van Kampen UIF Emerging Markets Debt (Class II)                             $    12,442,712
       Van Kampen UIF Emerging Markets Equity (Class II)                                17,148,539
       Van Kampen UIF Equity and Income (Class II)                                      48,311,920
       Van Kampen UIF Equity Growth (Class II)                                           6,047,798
       Van Kampen UIF Global Franchise (Class II)                                       55,885,011
       Van Kampen UIF Mid Cap Growth (Class II)                                         23,397,176
       Van Kampen UIF Small Company Growth (Class II)                                    5,995,670
       Van Kampen UIF U.S. Mid Cap Value (Class II)                                     32,405,550
       Van Kampen UIF U.S. Real Estate (Class II)                                       38,461,381

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
       LIT Comstock                                                                     40,182,612
       LIT Emerging Growth                                                              12,677,670
       LIT Government                                                                      151,239
       LIT Money Market                                                                  2,150,685

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
       LIT Aggressive Growth (Class II)                                                  9,167,428
       LIT Comstock (Class II)                                                         152,937,336
       LIT Emerging Growth (Class II)                                                   13,809,523
       LIT Growth and Income (Class II)                                                 57,033,376
       LIT Money Market (Class II)                                                      21,549,893
                                                                                   ---------------

                                                                                   $ 3,057,368,734
                                                                                   ===============

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS

     Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

     In the table below, the units, the range of lowest to highest accumulation unit fair values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

     As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit fair values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

          * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

          ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

          *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

              Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

              The 2004, 2003, 2002 and 2001 financial highlights have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Glenbrook Life Multi-Manager Variable Account, and Glenbrook Life and Annuity Company Separate Account A (see
              Note 3).

              Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the AIM Variable
  Insurance Funds Sub-Accounts:
    AIM V. I. Aggressive Growth
      2005                         2,454  $  9.23  -  $ 12.43  $   26,951           0.00%    1.10%  -    1.85%    3.79%  -    4.59%
      2004                         2,810     8.89  -     9.06      29,360           0.00     1.35   -    1.85     9.74   -   10.29
      2003                         3,183     8.11  -     8.22      30,014           0.00     1.35   -    1.85    24.33   -   24.97
      2002                         3,586     6.52  -     6.57      27,034           0.00     1.35   -    1.85   -24.10   -  -23.71
      2001                         4,048     8.59  -     8.62      39,930           0.00     1.35   -    1.85   -14.11   -  -13.82
    AIM V. I. Basic
     Balanced (a)
      2005                         5,030     9.21  -    11.57      54,653           1.36     1.10   -    1.85     3.35   -    4.14
      2004                         5,868     8.91  -    10.52      61,381           1.36     1.15   -    1.85     5.53   -    6.29
      2003                         6,229     8.45  -     9.90      61,441           1.93     1.15   -    1.85    14.21   -   15.03
      2002                         6,588     7.40  -     8.61      56,747           2.53     1.15   -    1.85   -18.63   -  -18.05
      2001                         7,285     9.09  -    10.50      76,880           1.97     1.15   -    1.85   -12.44   -   -9.10
    AIM V. I. Basic Value
      2005                         2,572    12.78  -    13.11      33,202           0.09     1.10   -    1.70     3.96   -    4.58
      2004 (s)                     2,711    10.80  -    10.80      33,661           0.00     1.50   -    1.50     8.03   -    8.03
      2003                         2,385    11.26  -    11.41      27,024           0.04     1.10   -    1.70    31.38   -   32.17
      2002                         1,908     8.57  -     8.63      16,403           0.00     1.10   -    1.70   -23.46   -  -23.00
      2001 (ak)                      538    11.19  -    11.21       6,024           0.20     1.10   -    1.70    11.93   -   12.10
    AIM V. I. Blue Chip
      2005                         3,256     6.31  -     6.50      20,821           0.54     1.10   -    1.70     1.76   -    2.37
      2004                         3,828     6.20  -     6.35      23,985           0.10     1.10   -    1.70     2.91   -    3.53
      2003                         4,128     6.03  -     6.13      25,059           0.00     1.10   -    1.70    23.04   -   23.78
      2002                         3,992     4.90  -     4.95      19,643           0.00     1.10   -    1.70   -27.41   -  -26.97
      2001                         4,266     6.75  -     6.78      28,830           0.02     1.10   -    1.70   -23.39   -  -23.85
    AIM V. I. Capital
     Appreciation
      2005                        11,585     7.59  -    11.34     116,355           0.06     0.70   -    2.30     6.34   -    8.08
      2004                        13,758     7.02  -    10.66     130,812           0.00     0.70   -    2.30     4.17   -    5.88
      2003                        15,663     6.63  -    10.23     144,505           0.00     0.70   -    2.30    26.54   -   28.62
      2002                        16,790     5.15  -     8.09     135,169           0.00     0.70   -    2.30   -24.88   -  -19.13
      2001                        18,433     6.86  -     9.21     192,283           0.00     0.70   -    2.20   -23.82   -   -7.94
    AIM V. I. Capital
     Development
      2005                         1,693    11.42  -    16.04      25,091           0.00     1.10   -    1.70     7.76   -    8.41
      2004                         1,701    10.60  -    14.79      23,186           0.00     1.10   -    1.70    13.55   -   14.24
      2003                         1,672     9.34  -    12.95      19,887           0.00     1.10   -    1.70    33.08   -   33.88
      2002                         1,636     7.02  -     9.67      14,596           0.00     1.10   -    1.70   -22.68   -  -22.22
      2001                         1,603     9.07  -    12.44      18,336           0.00     1.10   -    1.70    -9.64   -   -9.10

(a) Previously known as AIM V. I. Balanced
(s) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(ak) For the period beginning October 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the AIM Variable
  Insurance Funds
  Sub-Accounts (continued):
    AIM V. I. Core Equity
      2005                         8,733  $  9.47  -  $ 11.54  $  106,417           1.40%    1.10%  -    1.85%    3.37%  -    4.16%
      2004                        10,304     8.59  -     8.77     122,558           0.96     1.25   -    1.65     7.19   -    7.62
      2003                        11,986     8.01  -     8.15     133,799           0.99     1.25   -    1.65    22.39   -   22.88
      2002                        13,618     6.54  -     6.63     124,901           0.35     1.25   -    1.65   -16.97   -  -16.63
      2001                        16,359     7.88  -     7.96     181,764           0.07     1.25   -    1.65   -24.11   -  -23.80
    AIM V. I. Demographic
     Trends (b)
      2005                         1,839     5.47  -     5.56       9,996           0.00     1.10   -    1.70     4.42   -    5.05
      2004                         2,399    12.01  -    12.01      12,449           0.00     1.50   -    1.50     6.63   -    6.63
      2003                         2,638    11.27  -    11.27      12,838           0.00     1.50   -    1.50    35.41   -   35.41
      2002                         2,600     8.32  -     8.32       9,329           0.00     1.50   -    1.50   -33.22   -  -33.22
      2001                         3,269    12.46  -    12.46      17,533           0.00     1.50   -    1.50    24.59   -   24.59
    AIM V. I. Diversified
     Income
      2005                         2,286    11.30  -    11.31      26,844           5.89     1.10   -    1.85     1.00   -    1.78
      2004                         2,591    11.38  -    11.51      30,207           5.86     1.25   -    1.45     3.52   -    3.73
      2003                         2,854    11.00  -    11.09      32,380           7.09     1.25   -    1.45     7.67   -    7.88
      2002                         2,990    10.21  -    10.28      31,766           9.05     1.25   -    1.45     0.83   -    1.03
      2001                         2,998    10.13  -    10.18      31,974           9.05     1.25   -    1.45     2.09   -    2.30
    AIM V. I. Global Utilities
      2004 (t)                         -      N/A  -      N/A           -           6.79     1.35   -    1.37      N/A   -     N/A
      2003                         1,175     8.35  -     8.92      10,363           3.78     1.35   -    1.37    17.42   -   17.44
      2002                         1,350     7.11  -     7.59      10,289           2.97     1.35   -    1.37   -26.55   -  -26.53
      2001                         1,759    10.30  -    10.34      18,375           1.19     1.35   -    1.45   -28.90   -    2.97
    AIM V. I. Government
     Securities
      2005                         2,587    12.05  -    12.88      33,125           2.90     1.10   -    1.70    -0.05   -    0.55
      2004                         3,234    11.81  -    12.39      41,389           3.54     1.15   -    1.65     0.89   -    1.39
      2003                         4,156    11.70  -    12.22      52,569           2.41     1.15   -    1.65    -0.58   -   -0.09
      2002                         5,485    11.77  -    12.23      69,826           2.36     1.15   -    1.65     8.34   -   17.73
      2001                         3,522    11.29  -    11.69      41,517           2.06     1.15   -    1.45     4.87   -    5.19
    AIM V. I. Growth
      2005                        10,078     5.53  -     8.50      74,629           0.00     0.70   -    2.20     5.15   -    6.73
      2004                        11,996     5.19  -     8.08      84,294           0.00     0.70   -    2.20     5.87   -    7.47
      2003                        13,667     4.83  -     7.63      91,409           0.00     0.70   -    2.20    28.39   -   30.32
      2002                        14,025     3.70  -     5.94      76,215           0.00     0.70   -    2.20   -32.48   -  -31.45
      2001                        15,844     5.40  -     8.80     131,577           0.26     0.70   -    2.20   -34.35   -  -11.96

(b) Previously known as AIM V. I. Dent Demographics
(t) On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I.
    Utilities

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the AIM Variable
  Insurance Funds
  Sub-Accounts (continued):
    AIM V. I. High Yield
      2005                         1,578  $  9.87  -  $ 12.03  $   15,601           8.13%    1.10%  -    1.85%    0.82%  -    1.60%
      2004                         1,993    10.98  -    11.94      19,434           2.86     1.15   -    1.85     9.19   -    9.98
      2003                         2,276     9.99  -    10.93      20,211           7.73     1.15   -    1.85    25.67   -   26.58
      2002                         2,040     7.89  -     8.70      14,346           0.00     1.15   -    1.85    -7.58   -   -6.91
      2001                         2,165     8.48  -     9.41      16,423          15.34     1.15   -    1.85    -6.09   -   -5.88
    AIM V. I. International
     Growth
      2005                         3,971    12.44  -    12.52      53,896           0.66     1.10   -    1.85    16.64   -   25.24
      2004                         3,969    10.37  -    10.60      47,559           0.64     1.25   -    1.65    21.98   -   22.47
      2003                         4,237     8.50  -     8.65      42,319           0.52     1.25   -    1.65    26.95   -   27.46
      2002                         4,867     6.70  -     6.79      38,977           0.64     1.25   -    1.65   -17.06   -  -16.72
      2001                         5,721     8.07  -     8.15      55,760           0.42     1.25   -    1.65   -24.79   -  -24.49
    AIM V. I. Mid Cap
     Core Equity
      2005                         2,172    11.35  -    15.08      30,351           0.55     1.10   -    2.20     5.29   -    6.44
      2004                         1,876    10.78  -    10.84      25,617           0.40     1.28   -    2.20     7.76   -    8.43
      2003                         1,375    12.42  -    12.58      17,193           0.00     1.10   -    1.70    25.17   -   25.92
      2002                         1,065     9.92  -     9.99      10,608           0.00     1.10   -    1.70   -12.60   -  -12.07
      2001 (ak)                      298    11.35  -    11.37       3,387           0.23     1.10   -    1.70    13.50   -   13.67
    AIM V. I. Money Market
      2005                         1,793    10.25  -    11.42      20,186           2.40     1.10   -    1.70     0.79   -    1.40
      2004                         2,239    10.17  -    11.26      25,037           0.63     1.10   -    1.70    -1.01   -   -0.41
      2003                         3,415    10.27  -    11.30      38,378           0.60     1.10   -    1.70    -1.12   -   -0.52
      2002                         5,698    10.39  -    11.36      64,346           1.16     1.10   -    1.70    -0.52   -    0.08
      2001                         5,843    10.44  -    11.36      66,237           3.58     1.10   -    1.70     1.87   -    2.48
    AIM V. I. New
     Technology
      2004 (u)                         -      N/A  -      N/A           -           0.00     1.10   -    1.70      N/A   -     N/A
      2003                         1,274     2.93  -     8.61       7,994           0.00     1.10   -    1.70    49.82   -   50.72
      2002                         1,370     1.95  -     5.71       5,420           0.00     1.10   -    1.70   -46.06   -  -45.73
      2001                         1,591     3.62  -    10.52      11,615           1.82     1.10   -    1.70   -48.36   -  -48.05
    AIM V. I. Premier Equity
      2005                        15,763     7.16  -     8.34     145,943           0.77     0.70   -    2.20     3.36   -    4.92
      2004                        19,269     6.82  -    10.04     172,357           0.43     0.70   -    2.20     3.45   -    5.03
      2003                        23,027     6.49  -     7.80     199,189           0.29     0.70   -    2.20    22.36   -   24.21
      2002                        26,097     5.23  -     6.37     185,363           0.39     0.70   -    2.20   -31.78   -  -30.75
      2001                        29,658     7.55  -     9.34     316,661           0.17     0.70   -    2.20   -13.18   -   -6.61

(u) On April 30, 2004, AIM V. I. New Technology merged into AIM V. I. Technology
(ak) For the period beginning October 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the AIM Variable
  Insurance Funds
  Sub-Accounts (continued):
    AIM V. I. Technology
      2005                           536  $ 11.12  -  $ 11.23  $    5,997           0.00%    1.10%  -    1.70%    0.47%  -    1.06%
      2004 (u) (v)                   657    11.07  -    11.12       7,295           0.00     1.10   -    1.70    10.71   -   11.17
    AIM V. I. Utilities
      2005                           999    14.02  -    14.17      14,081           2.50     1.10   -    1.70    14.87   -   15.56
      2004 (t) (v)                   948    12.24  -    12.24      11,603           0.00     1.35   -    1.37    22.36   -   22.38

Investments in the AIM Variable
  Insurance Funds Series II
  Sub-Accounts:
    AIM V. I. Aggressive
     Growth II
      2005                            56    11.19  -    11.51         633           0.00     1.30   -    2.00     3.44   -    4.18
      2004                            54    10.82  -    11.05         594           0.00     1.30   -    2.00     9.24   -   10.02
      2003                            55     9.90  -    10.04         549           0.00     1.30   -    2.00    23.82   -   24.71
      2002 (am)                       31     8.00  -     8.05         253           0.00     1.30   -    2.00   -20.01   -  -19.50
    AIM V. I. Basic
     Balanced II (c)
      2005                           204    10.10  -    10.42       2,103           1.22     1.30   -    2.10     2.84   -    3.65
      2004                           218     9.82  -    10.05       2,174           1.46     1.30   -    2.10     4.99   -    5.85
      2003                           183     9.35  -     9.50       1,730           2.99     1.30   -    2.10    -6.50   -   14.64
      2002 (am)                       41     8.23  -     8.29         338           5.20     1.30   -    2.00   -17.69   -  -17.14
    AIM V. I. Basic
     Value II
      2005                         1,573    14.20  -    14.71      21,968           0.00     1.29   -    2.59     2.71   -    4.07
      2004                         1,550    13.83  -    14.14      20,868           0.00     1.29   -    2.59     7.97   -    9.41
      2003                           825    12.81  -    12.92       9,910           0.00     1.29   -    2.59    28.08   -   29.22
      2002 (am)                      113     7.61  -     7.66         864           0.00     1.30   -    2.00   -23.90   -  -23.35
    AIM V. I. Blue Chip II
      2005                           106     9.67  -     9.98       1,044           0.33     1.30   -    2.10     1.14   -    1.95
      2004                           112     9.56  -     9.78       1,085           0.00     1.30   -    2.10     2.09   -    2.93
      2003                           100     9.36  -     9.51         951           0.00     1.30   -    2.10    -6.40   -   23.19
      2002 (am)                       30     7.67  -     7.72         230           0.00     1.30   -    2.00   -23.32   -  -22.83

(c) Previously known as AIM V. I. Balanced II
(t) On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I.
    Utilities
(u) On April 30, 2004, AIM V. I. New Technology merged into AIM V. I. Technology
(v) For the period beginning April 30, 2004 and ended December 31, 2004
(am) For the period beginning January 1, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the AIM Variable
  Insurance Funds Series II
  Sub-Accounts (continued):
    AIM V. I. Capital
     Appreciation II
      2005                           570  $ 13.32  -  $ 13.80  $    7,538           0.00%    1.29%  -    2.59%    5.77%  -    7.18%
      2004                           629    12.59  -    12.88       7,748           0.00     1.29   -    2.59     3.58   -    4.96
      2003                           463    12.16  -    12.27       5,418           0.00     1.29   -    2.59    21.60   -   22.68
      2002 (am)                       36     7.40  -     7.45         268           0.00     1.30   -    2.00   -26.03   -  -25.50
    AIM V. I. Capital
     Development II
      2005                            42    12.30  -    12.65         523           0.00     1.30   -    2.00     7.09   -    7.86
      2004                            36    11.49  -    11.73         421           0.00     1.30   -    2.00    12.96   -   13.77
      2003                            31    10.17  -    10.31         319           0.00     1.30   -    2.00    32.35   -   33.29
      2002 (am)                       22     7.68  -     7.74         173           0.00     1.30   -    2.00   -23.18   -  -22.63
    AIM V. I. Core Equity II
      2005                            43    11.01  -    11.33         478           1.23     1.30   -    2.00     2.99   -    3.72
      2004                            45    10.69  -    10.92         491           0.90     1.30   -    2.00     6.50   -    7.26
      2003                            35    10.04  -    10.18         357           1.26     1.30   -    2.00    21.67   -   22.54
      2002 (am)                       13     8.25  -     8.31         109           0.73     1.30   -    2.00   -17.48   -  -16.89
    AIM V. I. Demographic
     Trends II (d)
      2005                            30     9.82  -    10.10         303           0.00     1.30   -    2.00     3.96   -    4.70
      2004                            31     9.45  -     9.65         301           0.00     1.30   -    2.00     5.74   -    6.50
      2003                            33     8.93  -     9.06         297           0.00     1.30   -    2.00   -10.67   -   35.52
      2002 (am)                       14     6.66  -     6.69          92           0.00     1.30   -    1.70   -33.41   -  -33.14
    AIM V. I. Diversified
     Income II
      2005                            66    10.94  -    11.29         732           5.93     1.30   -    2.10     0.55   -    1.35
      2004                            69    10.88  -    11.14         758           6.48     1.30   -    2.10     2.50   -    3.33
      2003                            53    10.62  -    10.78         567          10.25     1.30   -    2.10     6.18   -    7.60
      2002 (am)                        8     9.97  -    10.02          76          14.95     1.30   -    1.90    -0.33   -    0.22
    AIM V. I. Global Utilities II
      2004 (w)                         -      N/A  -      N/A           -           7.39     1.30   -    1.85      N/A   -     N/A
      2003                            31     9.13  -     9.23         283           5.14     1.30   -    1.85    -8.68   -   17.39
      2002 (am)                       10     7.84  -     7.86          80           6.44     1.30   -    1.60   -21.59   -  -21.38

(d) Previously known as AIM V. I. Dent Demographics II
(w) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II
(am) For the period beginning January 1, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the AIM Variable
  Insurance Funds Series II
  Sub-Accounts (continued):
    AIM V. I. Government
     Securities II
      2005                           202  $ 10.51  -  $ 10.85  $    2,177           2.87%    1.30%  -    2.10%   -0.67%  -    0.10%
      2004                           224    10.58  -    10.84       2,411           3.52     1.30   -    2.10     0.12   -    0.94
      2003                           224    10.57  -    10.74       2,401           2.56     1.30   -    2.10    -0.39   -    5.68
      2002 (am)                      174    10.71  -    10.78       1,872           3.61     1.30   -    2.00     7.07   -    7.83
    AIM V. I. Growth II
      2005                            32     9.62  -     9.90         312           0.00     1.30   -    2.00     5.02   -    5.78
      2004                            37     9.16  -     9.36         345           0.00     1.30   -    2.00     5.84   -    6.60
      2003                            40     8.66  -     8.78         351           0.00     1.30   -    2.00    28.26   -   29.18
      2002 (am)                       30     6.75  -     6.80         201           0.00     1.30   -    2.00   -32.49   -  -32.01
    AIM V. I. High Yield II
      2005                            64    12.67  -    13.03         830           8.84     1.30   -    2.00     0.40   -    1.11
      2004                            65    12.62  -    12.88         836           3.17     1.30   -    2.00     8.91   -    9.69
      2003                            52    11.59  -    11.74         613          10.77     1.30   -    2.00    25.33   -   26.23
      2002 (am)                       14     9.24  -     9.30         131           0.00     1.30   -    2.00    -7.55   -   -6.96
    AIM V. I. International
     Growth II
      2005                            66    14.53  -    14.95         973           0.64     1.30   -    2.00    15.36   -   16.18
      2004                            56    12.59  -    12.87         710           0.59     1.30   -    2.00    21.23   -   22.10
      2003                            37    10.39  -    10.54         392           0.51     1.30   -    2.00     3.88   -   26.93
      2002 (am)                        7     8.25  -     8.30          61          36.64     1.30   -    1.90   -17.49   -  -16.98
    AIM V. I. Mid Cap
     Core Equity II
      2005                           637    11.24  -    11.46       7,457           0.37     1.29   -    2.44     4.66   -    5.89
      2004                           375    10.74  -    10.83       4,239           0.04     1.29   -    2.44     7.41   -    8.26
      2003                           130    10.84  -    10.99       1,419           0.00     1.30   -    2.00    24.52   -   25.41
      2002 (am)                       69     8.70  -     8.76         599           0.00     1.30   -    2.00   -12.98   -  -12.36
    AIM V. I. Money Market II
      2005                           286     9.44  -     9.87       2,794           2.16     1.30   -    2.40    -5.63   -    0.95
      2004                           580     9.48  -     9.78       5,632           0.61     1.30   -    2.30    -5.17   -   -0.87
      2003                           185     9.72  -     9.86       1,820           0.27     1.30   -    2.00    -1.68   -   -0.98
      2002 (am)                      764     9.89  -     9.96       7,592           0.76     1.30   -    2.00    -1.11   -   -0.41
    AIM V. I. New
     Technology II
      2004 (x)                         -      N/A  -      N/A           -           0.00     1.30   -    2.00      N/A   -     N/A
      2003                            10     8.82  -     8.94          87           0.00     1.30   -    2.00   -11.81   -   49.98
      2002 (am)                        2     5.94  -     5.96          13           0.00     1.30   -    1.70   -40.62   -  -40.40

(x) On April 30, 2004, AIM V. I. New Technology II merged into AIM V. I. Technology II
(am) For the period beginning January 1, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the AIM Variable
  Insurance Funds Series II
  Sub-Accounts (continued):
    AIM V. I. Premier
     Equity II
      2005                           386  $ 12.32  -  $ 12.76  $    4,641           0.64%    1.29%  -    2.59%    2.64%  -    4.01%
      2004                           376    12.00  -    12.27       4,364           0.38     1.29   -    2.59     2.76   -    4.13
      2003                           262    11.68  -    11.78       2,871           0.39     1.29   -    2.59    16.81   -   17.85
      2002 (am)                       35     6.82  -     6.87         237           0.77     1.30   -    1.90   -31.77   -  -31.35
    AIM V. I. Technology II
      2005                            12    11.01  -    11.14         132           0.00     1.30   -    2.00    -0.06   -    0.63
      2004 (v) (x)                    13    11.01  -    11.07         144           0.00     1.30   -    2.00    10.13   -   10.66
    AIM V. I. Utilities II
      2005                            39    13.93  -    14.06         550           2.37     1.30   -    1.85    14.41   -   15.04
      2004 (v) (w)                    37    12.17  -    12.22         456           0.00     1.30   -    1.85    21.75   -   22.20

Investments in the
  AllianceBernstein Variable
  Product Series Fund
  Sub-Accounts:
    AllianceBernstein
     Growth
      2005                         6,832     7.79  -    15.01      64,949           0.00     0.70   -    2.59     8.75   -   10.86
      2004                         6,175     7.03  -    13.80      49,046           0.00     0.70   -    2.59    11.56   -   13.73
      2003                         4,787     6.18  -    12.37      31,863           0.00     0.70   -    2.59    23.69   -   33.76
      2002                         2,805     4.62  -     6.39      12,173           0.00     0.70   -    2.20   -29.83   -  -28.77
      2001                         2,582     6.49  -     9.10      15,817           0.22     0.70   -    2.20   -35.14   -   -8.99
    AllianceBernstein
     Growth & Income
      2005                        17,601    13.47  -    13.57     207,806           1.29     0.70   -    2.59     1.89   -    3.87
      2004                         19688    13.07  -    13.22     224,698           0.73     0.70   -    2.59     8.34   -   10.45
      2003                        20,088    11.83  -    12.20     207,152           0.79     0.70   -    2.59    22.04   -   31.26
      2002                        17,354     8.05  -     9.01     135,646           0.58     0.70   -    2.30   -22.81   -  -19.52
      2001                        14,042     9.49  -    11.68     145,030           0.47     0.70   -    2.20    -5.10   -   -0.55
    AllianceBernstein
     International Value
      2005 (e)                     1,299    11.80  -    11.90      15,418           0.09     1.29   -    2.59    17.97   -   19.02

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(v) For the period beginning April 30, 2004 and ended December 31, 2004
(w) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II
(x) On April 30, 2004, AIM V. I. New Technology II merged into AIM V. I. Technology II
(am) For the period beginning January 1, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the
  AllianceBernstein Variable
  Product Series Fund
  Sub-Accounts (continued):
    AllianceBernstein
     Large Cap Growth (f)
      2005                         6,159  $  7.37  -  $ 13.47  $   46,607           0.00%    0.70%  -    2.59%   11.88%  -   14.04%
      2004                         6,506     6.47  -    12.04      43,142           0.00     0.70   -    2.59     5.54   -    7.59
      2003                         7,152     6.01  -    11.41      42,433           0.00     0.70   -    2.59    14.10   -   22.51
      2002                         6,459     4.91  -     6.28      29,035           0.00     0.70   -    2.20   -32.35   -  -31.32
      2001                         5,850     7.14  -     9.29      38,131           0.00     0.70   -    2.20   -17.98   -   -7.12
    AllianceBernstein
     Small/Mid Cap Value (g)
      2005                         2,513    16.29  -    16.88      41,919           0.56     1.29   -    2.59     3.88   -    5.26
      2004                         1,633    15.68  -    16.03      25,976           0.08     1.29   -    2.59    15.99   -   17.54
      2003 (an)                    1,000    13.52  -    13.64      13,601           0.10     1.29   -    2.59    35.21   -   36.42
    AllianceBernstein
     Utility Income
      2005 (e)                       290    10.89  -    10.98       3,174           0.29     1.29   -    2.44     8.92   -    9.78
    AllianceBernstein Value
      2005 (e)                       135    10.66  -    10.76       1,449           0.52     1.29   -    2.59     6.62   -    7.57

Investments in the American
  Century Variable Portfolios,
  Inc. Sub-Accounts:
    American Century VP
     Balanced
      2005                             4    14.08  -    14.20          53           1.94     1.35   -    1.45     3.43   -    3.53
      2004                             5    13.61  -    13.72          62           1.91     1.35   -    1.45     8.20   -    8.31
      2003                             7    12.58  -    12.66          85           3.54     1.35   -    1.45    17.74   -   17.86
      2002                            11    10.69  -    10.75         114           2.80     1.35   -    1.45   -10.86   -  -10.77
      2001                            12    11.99  -    12.04         142           3.62     1.35   -    1.45    -4.94   -   -4.84
    American Century VP
     International
      2005                             2    13.22  -    13.33          26           1.65     1.35   -    1.45    11.63   -   11.74
      2004                             5    11.84  -    11.93          63           0.66     1.35   -    1.45    13.27   -   13.38
      2003                             9    10.46  -    10.52          90           0.70     1.35   -    1.45    22.72   -   22.84
      2002                             9     8.52  -     8.57          73           0.88     1.35   -    1.45   -21.52   -  -21.44
      2001                            12    10.86  -    10.91         128           0.09     1.35   -    1.45   -30.20   -  -30.13

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(f) Previously known as AllianceBernstein Premier Growth
(g) Previously known as AllianceBernstein Small Cap Value
(an) For the period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Dreyfus
  Socially Responsible
  Growth Fund, Inc.
  Sub-Account:
    Dreyfus Socially
     Responsible Growth
     Fund
      2005                            31  $  5.91  -  $  9.12  $      256           0.00%    1.15%  -    1.65%    1.92%  -    2.43%
      2004                            31     5.80  -     8.90         257           0.35     1.15   -    1.65     4.47   -    5.00
      2003                            39     5.55  -     8.48         320           0.11     1.15   -    1.65    23.94   -   24.56
      2002                            39     4.48  -     6.81         259           0.27     1.15   -    1.65   -30.11   -  -29.76
      2001                            26     6.41  -     9.69         264           0.06     1.15   -    1.65   -35.90   -  -23.47

Investments in the Dreyfus
  Stock Index Fund
  Sub-Account:
    Dreyfus Stock Index
     Fund
      2005                           163     9.66  -    11.13       1,717           1.54     1.15   -    1.85     2.76   -    3.50
      2004                           211     9.40  -    10.76       2,144           1.74     1.15   -    1.85     8.59   -    9.38
      2003                           244     8.66  -     9.83       2,329           1.45     1.15   -    1.85    25.99   -   26.90
      2002                           249     6.87  -     7.75       1,907           1.46     1.15   -    1.85   -23.80   -  -23.25
      2001                           185     9.02  -    10.10       1,997           1.52     1.15   -    1.85   -13.19   -   -9.82

Investments in the Dreyfus
  Variable Investment Fund
  Sub-Accounts:
    VIF Growth & Income
      2005                            31     8.89  -    11.07         328           1.30     1.15   -    1.85     1.45   -    2.17
      2004                            36     8.76  -    10.83         373           1.19     1.15   -    1.85     5.48   -    6.24
      2003                            41     8.31  -    10.19         398           0.81     1.15   -    1.85    24.23   -   25.12
      2002                            42     6.69  -     8.15         340           0.60     1.15   -    1.85   -33.13   -  -26.18
      2001                            45     8.68  -    11.04         498           0.46     1.15   -    1.85   -13.17   -   -6.93
    VIF Money Market
      2005                            89     9.90  -    11.32         941           2.51     1.15   -    1.85     0.76   -    1.49
      2004                           114     9.83  -    11.16       1,200           0.75     1.15   -    1.85    -1.06   -   -0.35
      2003                           149     9.93  -    11.19       1,570           0.71     1.15   -    1.85    -1.17   -   -0.45
      2002                           242    10.05  -    11.25       2,652           1.38     1.15   -    1.85    -0.41   -    0.30
      2001                           146    10.09  -    11.21       1,612           3.00     1.15   -    1.85     0.90   -   12.11

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Dreyfus
  Variable Investment Fund
  Sub-Accounts (continued):
    VIF Small Company
     Stock
      2005                             5  $ 15.47  -  $ 15.96  $       73           0.00%    1.15%  -    1.59%   -0.68%  -   -0.25%
      2004                             5    15.58  -    16.00          82           0.00     1.15   -    1.59    16.65   -   60.02
      2003                             5    13.13  -    13.35          70           0.12     1.35   -    1.59    40.69   -   41.02
      2002                             5     9.49  -     9.67          46           0.24     1.15   -    1.59   -20.98   -  -20.63
      2001                             5    12.01  -    12.18          65           0.07     1.15   -    1.59    -3.10   -   -2.67

Investments in the Federated
  Insurance Series
  Sub-Account:
    Federated Prime
     Money Fund II
      2005                           573     9.88  -    10.92       6,335           2.59     1.15   -    1.85     0.81   -    1.53
      2004                           804     9.81  -    10.76       8,836           0.75     1.15   -    1.85    -1.05   -   -0.34
      2003                         1,183     9.91  -    10.79      13,266           0.74     1.15   -    1.85    -1.18   -   -0.47
      2002                         1,791     9.93  -    10.84      20,576           1.46     1.15   -    2.05    -0.68   -    0.24
      2001                         1,471    10.00  -    10.82      17,249           3.33     1.15   -    2.05     0.02   -    2.57

Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts:
    VIP Contrafund
      2005                         1,152    11.73  -    17.23      16,506           0.28     1.15   -    1.65    15.03   -   15.60
      2004                         1,201    11.68  -    11.93      14,967           0.30     1.25   -    1.65    13.59   -   14.04
      2003                         1,176    10.28  -    10.46      12,924           0.40     1.25   -    1.65    26.36   -   26.87
      2002                         1,102     8.14  -     8.25       9,612           0.80     1.25   -    1.65   -10.83   -  -10.48
      2001                         1,118     9.12  -     9.21      10,961           0.42     1.25   -    1.65   -13.69   -  -13.34
    VIP Equity-Income
      2005                           413    11.65  -    13.54       5,397           1.69     1.15   -    1.65     4.14   -    4.66
      2004                           497    11.19  -    12.94       6,226           1.55     1.15   -    1.65     9.70   -   10.25
      2003                           540    10.20  -    11.74       6,144           1.74     1.15   -    1.65    28.20   -   28.84
      2002                           564     7.96  -     9.11       4,999           1.85     1.15   -    1.65   -18.31   -  -17.90
      2001                           596     9.74  -    11.10       6,486           1.45     1.15   -    1.65    -6.52   -   -6.05
    VIP Growth
      2005                         1,080     6.45  -    10.58       9,443           0.51     1.15   -    1.65     4.07   -    4.59
      2004                         1,318     8.03  -     8.21      10,932           0.26     1.25   -    1.65     1.69   -    2.09
      2003                         1,416     7.90  -     8.04      11,525           0.24     1.25   -    1.65    30.68   -   31.20
      2002                         1,472     6.04  -     6.13       9,106           0.25     1.25   -    1.65   -31.25   -  -30.98
      2001                         1,626     8.79  -     8.88      14,635           0.05     1.25   -    1.65   -19.01   -  -18.68

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Fidelity
  Variable Insurance
  Products Fund
  Sub-Accounts (continued):
    VIP High Income
      2005                           379  $ 10.00  -  $ 10.56  $    3,766          14.71%    1.15%  -    1.65%    1.02%  -    1.53%
      2004                           431     9.32  -     9.42       4,231           7.36     1.25   -    1.45     8.02   -    8.23
      2003                           419     8.55  -     8.70       3,829           5.19     1.25   -    1.65   -14.50   -   25.69
      2002                           302     6.88  -     6.92       2,204           9.55     1.25   -    1.45     1.95   -    2.16
      2001                           307     6.71  -     6.78       2,211           8.48     1.25   -    1.65   -32.87   -  -12.84
    VIP Index 500
      2005                         1,435     8.27  -     8.78      13,080           1.82     1.15   -    1.65     3.11   -    3.63
      2004                         1,696     9.04  -     9.24      14,869           1.23     1.25   -    1.65     8.81   -    9.24
      2003                         1,649     8.31  -     8.46      13,238           1.26     1.25   -    1.65    26.31   -   26.82
      2002                         1,566     6.58  -     6.67       9,849           1.16     1.25   -    1.65   -23.52   -  -23.22
      2001                         1,504     8.60  -     8.69      12,205           0.69     1.25   -    1.65   -13.55   -  -13.20
    VIP Investment Grade
     Bond
      2005                           352    13.61  -    13.96       4,901           3.72     1.25   -    1.65     0.52   -    0.93
      2004                           400    13.53  -    13.83       5,522           4.00     1.25   -    1.65     2.75   -    3.16
      2003                           379    13.17  -    13.41       5,070           3.99     1.25   -    1.65     3.48   -    3.90
      2002                           394    12.73  -    12.90       5,077           3.02     1.25   -    1.65     8.54   -    8.97
      2001                           267    11.73  -    11.84       3,154           2.84     1.25   -    1.65     6.68   -    7.11
    VIP Overseas
      2005                           314     9.64  -    11.61       3,514           0.65     1.15   -    1.65    17.10   -   17.69
      2004                           325     9.91  -    10.13       3,042           1.09     1.25   -    1.65    -0.88   -   12.22
      2003                           330     8.87  -     9.03       2,750           0.73     1.25   -    1.65   -11.32   -   41.59
      2002                           338     6.33  -     6.37       1,970           0.80     1.25   -    1.45   -21.43   -  -21.27
      2001                           379     8.02  -     8.10       2,738           3.42     1.25   -    1.65   -22.47   -  -22.15

Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
    VIP Asset Manager
     Growth (Service
     Class 2)
      2005                             5    10.07  -    10.19          49           1.48     1.35   -    1.60     1.91   -    2.17
      2004                             3     9.88  -     9.97          32           2.11     1.35   -    1.60     3.94   -    4.20
      2003                             3     9.51  -     9.57          31           2.24     1.35   -    1.60    21.06   -   21.37
      2002                             3     7.85  -     7.89          21           1.99     1.35   -    1.60   -21.47   -  -16.96
      2001 (al)                        2     9.48  -     9.50          16           0.00     1.35   -    1.60    -5.19   -   -5.03

(al) For the period beginning May 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
  Sub-Accounts (continued):
    VIP Contrafund
     (Service Class 2)
      2005                         2,203  $ 11.81  -  $ 11.92  $   26,417           0.01%    1.29%  -    2.59%   18.12%  -   19.17%
      2004                           114    11.90  -    12.13       1,376           0.21     1.35   -    1.85    13.03   -   13.60
      2003                           118    10.67  -    12.68       1,256           0.28     1.35   -    2.05    25.57   -   26.47
      2002                           103     8.44  -    10.10         867           0.51     1.35   -    2.05   -11.46   -  -10.83
      2001 (al)                       44     9.46  -    11.41         412           0.00     1.35   -    2.05    -5.35   -   14.09
    VIP Equity-Income
     (Service Class 2)
      2005                           314    11.23  -    12.40       3,533           1.43     1.35   -    2.00     4.15   -   23.99
      2004                           316    12.53  -    12.53       3,424           1.36     1.50   -    1.50     9.57   -    9.57
      2003                           338    11.44  -    11.44       3,338           2.73     1.50   -    1.50    28.08   -   28.08
      2002                           319     8.93  -     8.93       2,450           0.53     1.50   -    1.50   -18.40   -  -18.40
      2001 (al)                      121    10.94  -    10.94       1,135           0.00     1.50   -    1.50     9.41   -    9.41
    VIP Growth & Income
     (Service Class 2)
      2005 (e)                       621    11.02  -    11.11       6,884           0.00     1.29   -    2.59    10.16   -   11.14
    VIP Growth (Service
     Class 2)
      2005                            86     8.07  -     8.26         717           0.26     1.35   -    1.85     3.56   -    4.08
      2004                           103     7.79  -     7.94         820           0.13     1.35   -    1.85     1.21   -    1.73
      2003                           113     7.70  -     7.80         892           0.10     1.35   -    1.85    30.09   -   30.75
      2002                           106     5.92  -     5.97         638           0.11     1.35   -    1.85   -31.59   -  -31.24
      2001 (al)                       42     8.65  -     8.68         373           0.00     1.35   -    1.85   -13.49   -  -13.19
    VIP High Income
     (Service Class 2)
      2005                           549    10.41  -    10.50       5,887          14.03     1.29   -    2.59     4.05   -    4.98
      2004                           108    12.17  -    12.40       1,335           7.85     1.35   -    1.85     7.36   -    7.91
      2003                           105    11.33  -    11.49       1,202           6.11     1.35   -    1.85    24.41   -   25.04
      2002                            69     9.11  -     9.19         634           5.30     1.35   -    1.85     1.39   -    1.90
      2001 (al)                       18     8.99  -     9.02         161           0.00     1.35   -    1.85   -10.14   -   -9.84
    VIP Index 500
     (Service Class 2)
      2005                           184     9.58  -     9.81       1,797           1.62     1.35   -    1.85     2.63   -    3.15
      2004                           196     9.34  -     9.51       1,862           1.12     1.35   -    1.85     8.30   -    8.85
      2003                           204     8.62  -     8.74       1,787           1.19     1.35   -    1.85    25.72   -   26.36
      2002                           219     6.86  -     6.92       1,516           1.01     1.35   -    1.85   -23.88   -  -23.50
      2001 (al)                      111     9.01  -     9.04       1,006           0.00     1.35   -    1.85    -9.90   -   -9.59

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(al) For the period beginning May 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
  Sub-Accounts (continued):
    VIP Investment Grade
     Bond (Service Class 2)
      2005                             2  $ 11.49  -  $ 11.49  $       24           3.40%    1.50%  -    1.50%    0.37%  -    0.37%
      2004                             2    11.44  -    11.44          25           4.04     1.50   -    1.50     2.63   -    2.63
      2003                             2    11.15  -    11.15          25           6.41     1.50   -    1.50     3.37   -    3.37
      2002                            12    10.79  -    10.79         129           0.62     1.50   -    1.50     8.44   -    8.44
      2001 (ak)                        1     9.95  -     9.95           9           0.00     1.50   -    1.50    -0.53   -   -0.53
    VIP Mid Cap
     (Service Class 2)
      2005 (e)                       703    12.04  -    12.14       8,508           0.00     1.29   -    2.44    20.41   -   21.36
    VIP Overseas
     (Service Class 2)
      2005                             6    11.67  -    16.58          74           0.49     1.35   -    1.80    16.65   -   17.18
      2004                             7    13.55  -    13.55          69           1.01     1.50   -    1.50    11.61   -   11.61
      2003                             6    12.14  -    12.14          57           0.34     1.50   -    1.50    40.89   -   40.89
      2002                             6     8.62  -     8.62          47           0.85     1.50   -    1.50   -21.65   -  -21.65
      2001 (al)                        5    11.00  -    11.00          40           0.00     1.50   -    1.50     9.98   -    9.98

Investments in the Franklin
  Templeton Variable
  Insurance Products Trust
  Sub-Accounts:
    Franklin Flex Cap
     Growth Securities
      2005 (e)                       131    11.09  -    11.18       1,457           0.15     1.29   -    2.44    10.90   -   11.78
    Franklin Global Health
     Care Securities
      2002 (ao)                        -      N/A  -      N/A           -           0.00     1.35   -    1.85      N/A   -     N/A
      2001 (al)                        1     9.78  -     9.82           8           0.00     1.35   -    1.85    -2.16   -   -1.82

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(ak) For the period beginning October 1, 2001 and ended December 31, 2001
(al) For the period beginning May 1, 2001 and ended December 31, 2001
(ao) On April 30, 2002, Franklin Global Health Care Securities merged into Franklin Small-Mid Cap Growth Securities

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Franklin
  Templeton Variable
  Insurance Products Trust
  Sub-Accounts (continued):
    Franklin Growth and
     Income Securities
      2005                         5,741  $ 14.38  -  $ 15.03  $   85,475           2.65%    1.29%  -    2.69%    0.74%  -    2.18%
      2004                         5,083    14.27  -    14.71      74,266           2.61     1.29   -    2.69     7.64   -    9.19
      2003                         2,824    13.38  -    13.48      37,891           0.00     1.29   -    1.89    33.76   -   34.75
      2002 (ap)                       55    10.84  -    10.86         595           0.00     1.29   -    2.14     8.40   -    8.60
    Franklin High Income
      2005                         1,146    10.72  -    10.93      12,447           6.61     1.28   -    2.44     0.80   -    2.00
      2004 (v)                       776    10.63  -    10.72       8,293           2.06     1.28   -    2.44     6.34   -    7.18
    Franklin Income Securities
      2005                        12,501    11.05  -    11.30     140,500           3.28     1.28   -    2.59     0.31   -   10.50
      2004 (v)                     2,826    11.17  -    11.26      31,764           0.34     1.10   -    2.54    11.68   -   12.63
    Franklin Large Cap
     Growth Securities
      2005                         2,903    10.35  -    10.51      30,389           0.29     1.29   -    2.49    -0.24   -    3.49
      2004 (y)                       176    10.50  -    10.53       1,850           0.00     1.29   -    2.44     5.03   -    5.33
    Franklin Small Cap
     Value Securities
      2005                         3,217    11.36  -    18.38      59,475           0.70     1.28   -    2.69     5.85   -   13.57
      2004                         2,205    17.36  -    17.90      39,167           0.18     1.29   -    2.69    20.42   -   22.15
      2003                         1,410    14.48  -    14.65      20,576           0.00     1.29   -    2.34    44.80   -   46.53
      2002 (ap)                       51    11.21  -    11.23         574           0.00     1.29   -    2.24    12.12   -   12.35
    Franklin Small-Mid Cap
     Growth Securities (h)
      2005                           231    17.20  -    19.19       3,826           0.00     1.15   -    2.34     2.34   -    3.59
      2004                           244    16.81  -    17.21       3,918           0.00     1.29   -    2.34     8.87   -   10.04
      2003 (aq)                      259    15.44  -    15.64       3,800           0.00     1.29   -    2.34    35.48   -   54.39
      2002 (ao)                       45    11.52  -    11.55         416           0.00     1.29   -    2.24    15.21   -   15.45
      2001                             9     9.25  -    17.57         103           0.12     1.15   -    1.85   -16.22   -   -7.46

(h) Previously known as Franklin Small Cap
(v) For the period beginning April 30, 2004 and ended December 31, 2004
(y) For the period beginning October 1, 2004 and ended December 31, 2004
(ao) On April 30, 2002, Franklin Global Health Care Securities merged into Franklin Small-Mid Cap Growth Securities
(ap) For the period beginning October 14, 2002 and ended December 31, 2002
(aq) On April 30, 2003, Franklin Technology Securities merged into Franklin Small Mid-Cap Growth Securities

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Franklin
  Templeton Variable
  Insurance Products Trust
  Sub-Accounts (continued):
    Franklin Technology
     Securities
      2003 (aq)                        -  $  4.78  -  $  4.80  $        -           0.00%    1.35%  -    1.60%    9.12%  -    9.21%
      2002                             1     4.38  -     4.40           5           0.00     1.35   -    1.60   -44.80   -  -44.66
      2001 (al)                        1     7.93  -     7.94           5           0.00     1.35   -    1.60   -20.71   -  -20.58
    Franklin U.S. Government
      2005                         1,485    10.14  -    10.39      15,353           4.40     1.29   -    2.69    -0.34   -    1.09
      2004 (v)                       704    10.18  -    10.27       7,221           0.56     1.10   -    2.69     1.76   -    2.74
    Mutual Discovery
      2005 (e)                       248    11.32  -    11.40       2,826           0.38     1.29   -    2.44    13.16   -   14.05
    Mutual Shares Securities
      2005                        10,392    14.81  -    19.60     147,674           0.87     1.15   -    2.69     7.59   -    9.29
      2004                         5,727    10.97  -    13.77      78,149           0.70     1.28   -    2.69     9.60   -    9.75
      2003                         2,632    12.61  -    12.77      33,291           0.00     1.29   -    2.34    26.15   -   27.65
      2002                           148    10.31  -    10.33       1,445           0.00     1.29   -    2.24     3.12   -    3.33
      2001                            32     9.80  -    14.93         361           1.18     1.15   -    1.85    -2.00   -   49.31
    Templeton Developing
     Markets Securities
      2005                         1,123    17.22  -    25.23      29,194           1.15     1.15   -    2.59    24.14   -   72.20
      2004                           706    20.32  -    20.90      14,632           1.59     1.29   -    2.59    21.48   -   23.10
      2003                           410    16.80  -    16.98       6,931           0.00     1.29   -    2.14    68.02   -   69.79
      2002                             9    11.22  -    11.24          96           0.00     1.29   -    2.14    12.22   -   12.43
      2001 (al) (ar)                   -        -  -        -           -           0.00     0.00   -    0.00     0.00   -    0.00
    Templeton Foreign
     Securities
      2005                         8,679    12.12  -    16.65     125,225           1.09     1.15   -    2.69     7.21   -    8.91
      2004                         2,631    11.54  -    15.53      37,460           0.79     1.28   -    2.69    15.44   -   55.28
      2003                           918    13.52  -    13.68      12,364           0.00     1.29   -    2.34    35.22   -   36.83
      2002                            47    10.46  -    10.48         427           0.00     1.29   -    2.14     4.65   -    4.84
      2001                             8     8.75  -     9.03          72           2.22     1.15   -    1.85   -16.96   -  -12.54

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(v) For the period beginning April 30, 2004 and ended December 31, 2004
(al) For the period beginning May 1, 2001 and ended December 31, 2001
(aq) On April 30, 2003, Franklin Technology Securities merged into Franklin Small-Mid Cap Growth Securities
(ar) Although available in 2001, there was no activity until 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Franklin
  Templeton Variable
  Insurance Products Trust
  Sub-Accounts (continued):
    Templeton Global
     Income Securities
      2005                           272  $ 13.56  -  $ 18.14  $    4,101           6.12%    1.15%  -    2.39%   -4.18%  -   -5.39%
      2004                           305    14.33  -    14.69       4,800          10.86     1.29   -    2.39    12.00   -   13.26
      2003                           297    12.79  -    12.97       4,135          11.06     1.29   -    2.39    20.86   -   27.93
      2002                            92    10.72  -    10.73       1,203           0.00     1.29   -    1.94     7.15   -    7.30
      2001                            65    10.52  -    11.51         752           3.30     1.15   -    1.65     1.06   -    5.16
    Templeton Growth
     Securities
      2005                           375    12.23  -    17.23       5,988           1.16     1.15   -    1.85     6.86   -    7.62
      2004                           453    11.44  -    16.01       6,817           1.15     1.15   -    1.85    13.88   -   14.70
      2003                           471    10.05  -    13.96       6,326           1.54     1.15   -    1.85    29.69   -   30.63
      2002                           527     7.75  -    10.69       5,486           2.14     1.15   -    1.85   -20.00   -  -19.42
      2001                           568     9.68  -    13.26       7,476           2.17     1.15   -    1.85    -3.17   -   -2.45

Investments in the Goldman
  Sachs Variable Insurance
  Trust Sub-Accounts
    VIT Capital Growth
      2005                             9     7.26  -    10.81          74           0.14     1.15   -    1.65     1.26   -    1.77
      2004                            10     7.17  -    10.62          83           0.70     1.15   -    1.65     7.30   -    7.84
      2003                            10     6.68  -     9.85          78           0.27     1.15   -    1.65    21.71   -   22.32
      2002                            10     5.49  -     8.05          64           0.10     1.15   -    1.65   -25.57   -  -25.20
      2001                            21     7.37  -    10.76         206           0.73     1.15   -    1.65   -15.87   -  -15.45
    VIT CORE Large Cap
     Growth
      2002 (as)                        -      N/A  -      N/A           -           0.00     1.59   -    1.59      N/A   -     N/A
      2001                           < 1     8.97  -     8.97           4           0.01     1.59   -    1.59   -22.02   -  -22.02
    VIT CORE Small Cap
     Equity
      2005                         1,214    11.27  -    18.80      13,903           0.42     1.15   -    2.59     4.86   -   12.67
      2004                            28    13.83  -    17.93         446           0.18     1.15   -    1.85    14.18   -   15.00
      2003                            30    12.11  -    15.59         414           0.23     1.15   -    1.85    43.31   -   44.34
      2002                            29     8.45  -    10.80         279           0.29     1.15   -    1.85   -16.54   -  -15.94
      2001                            25    10.13  -    12.85         301           0.32     1.15   -    1.85     1.29   -    3.33

(as) For the period beginning January 1, 2002 and ended April 30, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Goldman
  Sachs Variable Insurance
  Trust Sub-Accounts
  (continued):
    VIT CORE U.S. Equity
       2005                          668  $ 11.20  -  $ 12.38  $    7,517           1.35%    1.15%  -    2.59%   11.95%  -    5.30%
       2004                           33     9.87  -    11.75         338           1.08     1.15   -    1.85    12.82   -   13.63
       2003                           35     8.75  -    10.34         315           0.76     1.15   -    1.85    27.08   -   28.00
       2002                           29     6.89  -     8.08         208           0.57     1.15   -    1.85   -23.34   -  -22.79
       2001                           26     8.98  -    10.47         258           0.42     1.15   -    1.85   -10.15   -    4.66
    VIT Global Income
       2002 (as)                       -      N/A  -      N/A           -           0.00     1.15   -    1.85      N/A   -     N/A
       2001                           14    10.17  -    11.09         153           7.02     1.15   -    1.85     1.73   -    3.60
    VIT Growth and Income
       2005                          429    10.45  -    10.55       4,518           3.04     1.29   -    2.59     4.53   -    5.46
       2004                            1    10.88  -    10.88           9           1.53     1.59   -    1.59    16.92   -   16.92
       2003                            1     9.31  -     9.31           8           1.30     1.59   -    1.59    22.40   -   22.40
       2002                            1     7.60  -     7.60           6           1.09     1.59   -    1.59   -12.74   -  -12.74
       2001                            1     8.71  -     8.83          12           0.30     1.15   -    1.59   -10.78   -  -10.38
    VIT International Equity
       2005                            3    12.42  -    12.82          33           0.30     1.15   -    1.59    11.92   -   12.41
       2004                            3    11.10  -    11.41          31           1.29     1.15   -    1.59    11.69   -   14.06
       2003                            2     9.94  -    10.05          20           3.78     1.37   -    1.59    33.36   -   33.65
       2002                            2     7.45  -     7.59          16           1.09     1.15   -    1.59   -19.63   -  -19.27
       2001                            2     9.27  -     9.40          20           1.46     1.15   -    1.59   -23.49   -  -23.15
    VIT Mid Cap Value
       2005                          667    11.30  -    11.40       7,597           1.06     1.29   -    2.59    13.00   -   14.01
       2004                          < 1    20.78  -    20.78           9           0.59     1.37   -    1.37    24.17   -   24.17
       2003                          < 1    16.73  -    16.73           8           0.87     1.37   -    1.37    26.65   -   26.65
       2002                          < 1    13.21  -    13.21           6           1.05     1.37   -    1.37    -5.99   -   -5.99
       2001                          < 1    14.06  -    14.06           6           2.19     1.37   -    1.37    10.52   -   10.52

Investments in the Janus
  Aspen Series Sub-Account:
    Forty Portfolio (i)
       2005                            2    12.65  -    12.65          21           0.21     1.50   -    1.50    11.16   -   11.16
       2004 (v) (z)                    2    11.38  -    11.38          19           0.46     1.50   -    1.50    13.82   -   13.82

(i) Previously known as Capital Appreciation
(v) For the period beginning April 30, 2004 and ended December 31, 2004
(z) On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio
(as) For the period beginning January 1, 2002 and ended April 30, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Accounts:
    Foreign Stock (Service
     Shares)
      2005                             2  $ 16.35  -  $ 16.35  $       40           0.77%    1.50%  -    1.50%    4.65%  -    4.65%
      2004                             2    15.62  -    15.62          38           0.27     1.50   -    1.50    16.45   -   16.45
      2003                             2    13.42  -    13.42          33           0.28     1.50   -    1.50    31.39   -   31.39
      2002                             1    10.21  -    10.21           8           0.93     1.50   -    1.50     2.10   -    2.10
      2001 (ak) (ar)                   -        -  -        -           -           0.00     0.00   -    0.00     0.00   -    0.00
    Worldwide Growth
     (Service Shares)
      2004                             -      N/A  -      N/A           -           0.00     1.50   -    1.50      N/A   -     N/A
      2003                             -      N/A  -      N/A           -           1.18     1.50   -    1.50      N/A   -     N/A
      2002                             1     8.27  -     8.27           9           1.27     1.50   -    1.50   -17.35   -  -17.35
      2001 (ak) (ar)                   -      N/A  -      N/A           -           0.00     1.50   -    1.50      N/A   -     N/A

Investments in the Lazard
  Retirement Series, Inc.
  Sub-Account:
    Emerging Markets
      2005                             1    31.35  -    31.35          22           0.21     1.50   -    1.50    38.67   -   38.67
      2004                           < 1    22.74  -    22.74           9           0.63     1.50   -    1.50    28.63   -   28.63
      2003                           < 1    17.68  -    17.68           7           0.05     1.50   -    1.50    50.65   -   50.65
      2002                           < 1    11.73  -    11.73           5           0.61     1.50   -    1.50    -2.98   -   -2.98
      2001 (ak)                      < 1    12.09  -    12.09           5           0.81     1.50   -    1.50    20.95   -   20.95

Investments in the Lord Abbett
  Series Fund Sub-Accounts:
    All Value
      2005                           772    11.34  -    11.53       8,862           0.54     1.29   -    2.59     5.58   -   13.40
      2004 (y)                       170    10.89  -    10.92       1,850           0.57     1.29   -    2.29     8.93   -    9.20
    Bond-Debenture
      2005                         1,735    10.20  -    10.37      17,927           8.07     1.29   -    2.59     0.00   -    2.01
      2004 (y)                       253    10.34  -    10.37       2,625           8.91     1.29   -    2.44     3.40   -    3.70
    Growth and Income
      2005                         2,117    10.93  -    11.11      23,456           1.60     1.29   -    2.59     1.92   -    9.32
      2004 (y)                       362    10.87  -    10.90       3,950           1.23     1.29   -    2.44     8.73   -    9.04
    Growth Opportunities
      2005                           459    11.35  -    11.52       5,268           0.00     1.29   -    2.44     3.28   -   13.51
      2004 (y)                        68    11.12  -    11.15         753           0.00     1.29   -    2.34    11.23   -   11.53

(y) For the period beginning October 1, 2004 and ended December 31, 2004
(ak) For the period beginning October 1, 2001 and ended December 31, 2001
(ar) Although available in 2001, there was no activity until 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Lord Abbett
  Series Fund Sub-Accounts
  (continued):
    Mid-Cap Value
      2005                         3,079  $ 11.70  -  $ 11.90  $   36,499           0.74%    1.29%  -    2.59%    6.83%  -   17.01%
      2004 (y)                       411    11.10  -    11.14       4,574           0.47     1.29   -    2.44    11.03   -   11.36

Investments in the LSA Variable
  Series Trust Sub-Accounts:
    LSA Aggressive Growth
      2004 (aa)                        -      N/A  -      N/A           -           0.00     0.83   -    0.83      N/A   -     N/A
      2003                           996     9.85  -    10.08      11,294           0.00     0.83   -    2.20    35.68   -   37.55
      2002                           277     7.26  -     7.33       2,071           0.00     0.83   -    2.20   -27.40   -  -26.73
      2001 (ak)                      < 1    11.48  -    11.48           4           0.00     1.50   -    1.50    14.82   -   14.82
    LSA Balanced
      2004 (ab)                        -      N/A  -      N/A           -           0.24     1.50   -    1.50      N/A   -     N/A
      2003                             1    10.43  -    10.43           9           1.23     1.50   -    1.50    27.29   -   27.29
      2002                             1     8.20  -     8.20           6           1.22     1.50   -    1.50   -19.53   -  -19.53
      2001                           < 1    10.19  -    10.19           3           1.87     1.50   -    1.50     1.86   -    1.86
    LSA Basic Value
      2004 (s)                         -      N/A  -      N/A           -           0.00     1.50   -    1.50      N/A   -     N/A
      2003                             1    11.62  -    11.62           8           0.00     1.50   -    1.50    31.42   -   31.42
      2002                           < 1     8.84  -     8.84           4           0.00     1.50   -    1.50   -22.88   -  -22.88
      2001 (ak)                      < 1    11.46  -    11.46           2           0.03     1.50   -    1.50    14.64   -   14.64
    LSA Blue Chip
      2004 (ac)                        -      N/A  -      N/A           -           0.00     1.50   -    1.50      N/A   -     N/A
      2003                             2    10.06  -    10.06          16           0.02     1.50   -    1.50    23.36   -   23.36
      2002                             2     8.16  -     8.16          12           0.00     1.50   -    1.50   -27.30   -  -27.30
      2001 (ak)                        1    11.22  -    11.22           6           0.00     1.50   -    1.50    12.22   -   12.22
    LSA Capital Appreciation
      2004 (z)                         -      N/A  -      N/A           -           0.00     1.50   -    1.50      N/A   -     N/A
      2003                             1    11.44  -    11.44          17           0.00     1.50   -    1.50    28.39   -   28.39
      2002                             1     8.91  -     8.91          13           0.00     1.50   -    1.50   -29.73   -  -29.73
      2001 (ak)                      < 1    12.68  -    12.68           5           0.00     1.50   -    1.50    26.82   -   26.82

(s) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(y) For the period beginning October 1, 2004 and ended December 31, 2004
(z) On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio
(aa) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(ab) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(ac) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(ak) For the period beginning October 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the LSA Variable
  Series Trust Sub-Accounts
  (continued):
    LSA Capital Growth
      2004 (ad)                        -  $   N/A  -  $   N/A  $        -           0.00%    1.50%  -    1.50%     N/A%  -     N/A%
      2003                            21     9.99  -     9.99         173           0.21     1.50   -    1.50    21.69   -   21.69
      2002                             6     8.21  -     8.21          40           0.03     1.50   -    1.50   -25.51   -  -25.51
      2001 (al)                        1    11.02  -    11.02           4           0.00     1.50   -    1.50    10.24   -   10.24
    LSA Disciplined Equity
      2003 (at)                        -     8.50  -     8.50           -           0.00     1.50   -    1.50     4.23   -    4.23
      2002                             1     8.16  -     8.16           6           0.41     1.50   -    1.50   -26.38   -  -26.38
      2001                             1    11.08  -    11.08           6           0.22     1.50   -    1.50    10.83   -   10.83
    LSA Diversified Mid Cap
      2004 (ae)                        -      N/A  -      N/A           -           0.02     1.50   -    1.50      N/A   -     N/A
      2003                             1    12.38  -    12.38          11           0.07     1.50   -    1.50    30.81   -   30.81
      2002                             1     9.47  -     9.47           7           0.08     1.50   -    1.50   -20.46   -  -20.46
      2001 (ak)                      < 1    11.90  -    11.90           5           0.13     1.50   -    1.50    19.01   -   19.01
    LSA Emerging Growth
     Equity
      2004 (af)                        -      N/A  -      N/A           -           0.00     1.50   -    1.50      N/A   -     N/A
      2003                             1    10.91  -    10.91           8           0.00     1.50   -    1.50    44.73   -   44.73
      2002                             1     7.54  -     7.54           5           0.00     1.50   -    1.50   -42.77   -  -42.77
      2001                             1    13.17  -    13.17          10           0.03     1.50   -    1.50    31.69   -   31.69
    LSA Equity Growth
      2004 (ag)                        -      N/A  -      N/A           -           0.00     1.50   -    1.50      N/A   -     N/A
      2003 (at)                      305     9.33  -     9.33       3,651           0.00     1.50   -    1.50    21.62   -   21.62
      2002                             7     7.67  -     7.67          57           0.00     1.50   -    1.50   -30.87   -  -30.87
      2001                             1    11.10  -    11.10          10           0.06     1.50   -    1.50    11.02   -   11.02
    LSA Mid Cap Value
      2004 (ah)                        -      N/A  -      N/A           -           0.08     1.50   -    1.50      N/A   -     N/A
      2003                           744    15.04  -    15.04      11,272           0.09     1.50   -    1.50    37.68   -   37.68
      2002                            22    10.92  -    10.92         244           0.20     1.50   -    1.50     9.21   -    9.21
      2001 (ak) (ar)                   -        -  -        -           -           0.00     0.00   -    0.00     0.00   -    0.00

(ad) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
(ae) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(af) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(ag) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(ah) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(ak) For the period beginning October 1, 2001 and ended December 31, 2001
(al) For the period beginning May 1, 2001 and ended December 31, 2001
(ar) Although available in 2001, there was no activity until 2002
(at) On April 30, 2003 LSA Disciplined Equity merged into LSA Equity Growth

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the LSA Variable
  Series Trust Sub-Accounts
  (continued):
    LSA Value Equity
      2004 (ai)                        -  $   N/A  -  $   N/A  $        -           0.38%    1.50%  -    1.50%     N/A%  -     N/A%
      2003                             1    10.90  -    10.90           7           1.48     1.50   -    1.50    28.49   -   28.49
      2002                             1     8.49  -     8.49           5           0.00     1.50   -    1.50   -23.34   -  -23.34
      2001                             1    11.07  -    11.07           9           0.49     1.50   -    1.50    10.71   -   10.71

Investments in the MFS Variable
  Insurance Trust Sub-Accounts:
    MFS Emerging Growth
      2005                           319     5.27  -    11.09       2,641           0.00     1.15   -    1.65     7.41   -    7.94
      2004                           387     4.90  -    10.27       2,926           0.00     1.15   -    1.65    11.11   -   11.67
      2003                           484     4.41  -     9.20       3,233           0.00     1.15   -    1.65    28.10   -   28.74
      2002                           570     3.44  -     7.15       2,932           0.00     1.15   -    1.65   -34.85   -  -34.52
      2001                           651     5.29  -    10.91       5,170           0.00     1.15   -    1.65   -34.58   -  -34.25
    MFS High Income
      2005                            73    11.79  -    12.09         873           6.89     1.25   -    1.65     0.49   -    0.89
      2004                            80    11.73  -    11.99         959           4.77     1.25   -    1.65     7.36   -    7.79
      2003                            71    10.93  -    11.12         783           4.07     1.25   -    1.65    16.03   -   16.49
      2002                            47     9.42  -     9.55         447           7.56     1.25   -    1.65     0.89   -    1.29
      2001                            36     9.33  -     9.42         341           6.88     1.25   -    1.65     0.39   -    0.80
    MFS Investors Trust
      2005                           401     8.60  -    10.31       3,774           0.55     1.15   -    1.65     5.56   -    6.09
      2004                           436     8.69  -     8.88       3,878           0.60     1.25   -    1.65     9.53   -    9.97
      2003                           420     7.94  -     8.08       3,395           0.62     1.25   -    1.65    20.15   -   20.63
      2002                           411     6.60  -     6.70       2,766           0.60     1.25   -    1.65   -33.95   -  -21.95
      2001                           365     8.54  -     8.58       3,172           0.43     1.25   -    1.45   -17.17   -  -17.00
    MFS Limited Maturity
      2001 (au)                        -      N/A  -      N/A           -           0.00     0.00   -    0.00      N/A   -     N/A
    MFS New Discovery
      2005                           261     8.56  -    10.39       3,548           0.00     1.15   -    1.65     3.53   -    4.02
      2004                           306    12.94  -    13.22       4,000           0.00     1.25   -    1.65     4.78   -    5.20
      2003                           312    12.35  -    12.57       3,879           0.00     1.25   -    1.65    31.53   -   32.06
      2002                           286     9.39  -     9.52       2,722           0.00     1.25   -    1.65   -32.75   -  -32.48
      2001                           225    13.96  -    14.09       3,210           0.00     1.25   -    1.65    -6.59   -   -6.22

(ai) On April 30, 2004, LSA Value Equity merged into Investors
(au) For the period beginning October 22, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the MFS Variable
  Insurance Trust Sub-Accounts
  (continued):
    MFS Research
      2005                           205  $  7.33  -  $  9.48  $    1,755           0.47%    1.15%  -    1.65%    6.04%  -    6.57%
      2004                           249     6.92  -     8.89       1,983           1.03     1.15   -    1.65    13.95   -   14.53
      2003                           306     6.07  -     7.77       2,134           0.65     1.15   -    1.65    22.67   -   23.28
      2002                           324     4.95  -     6.30       1,837           0.26     1.15   -    1.65   -25.77   -  -25.40
      2001                           390     6.67  -     8.44       2,962           1.30     1.15   -    1.65   -22.55   -  -22.16
    MFS Research Bond (j)
      2005                           214    13.70  -    14.05       2,997           5.20     1.25   -    1.65    -0.14   -    0.26
      2004                           246    13.72  -    14.02       3,438           6.02     1.25   -    1.65     4.33   -    4.75
      2003                           209    13.15  -    13.38       2,793           5.69     1.25   -    1.65     7.55   -    7.98
      2002                           183    12.22  -    12.39       2,263           5.84     1.25   -    1.65     7.14   -    7.57
      2001                           121    11.41  -    11.52       1,394           4.58     1.25   -    1.65     6.92   -    7.35
    MFS Utilities
      2005                            13    13.57  -    13.80         173           0.52     1.35   -    1.65    15.28   -   35.71
      2004                             8    11.83  -    11.97          96           1.43     1.35   -    1.69    28.02   -   28.45
      2003                             8     9.24  -     9.31          74           1.91     1.37   -    1.69    33.62   -   34.07
      2002                             8     6.92  -     6.95          58           1.30     1.37   -    1.69   -30.82   -  -23.78
      2001 (al)                        2     9.12  -     9.12          17           0.00     1.47   -    1.47    -8.84   -   -8.84

Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts:
    MFS Emerging Growth
     (Service Class)
      2005                            78     7.96  -     8.15         634           0.00     1.35   -    1.85     6.91   -    7.46
      2004                            93     7.45  -     7.59         704           0.00     1.35   -    1.85    10.63   -   11.20
      2003                            98     6.73  -     6.82         669           0.00     1.35   -    1.85    27.53   -   28.18
      2002                            93     5.28  -     5.32         496           0.00     1.35   -    1.85   -35.08   -  -34.75
      2001 (al)                       58     8.13  -     8.16         476           0.00     1.35   -    1.85   -18.70   -  -18.42
    MFS Investors Trust
     (Service Class)
      2005                            77     9.34  -     9.57         733           0.31     1.35   -    1.85     5.05   -    5.58
      2004                            87     8.90  -     9.06         790           0.43     1.35   -    1.85     9.07   -    9.63
      2003                            92     8.16  -     8.27         765           0.46     1.35   -    1.85    19.58   -   20.19
      2002                            91     6.82  -     6.88         632           0.48     1.35   -    1.85   -22.61   -  -22.22
      2001 (al)                       45     8.81  -     8.84         401           0.00     1.35   -    1.85   -11.87   -  -11.57

(j) Previously known as MFS Bond
(al) For the period beginning May 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts (continued):
    MFS New Discovery
     (Service Class)
      2005                           116  $  9.03  -  $  9.25  $    1,075           0.00%    1.35%  -    1.85%    3.09%  -    3.62%
      2004                           120    11.87  -    11.87       1,075           0.00     1.50   -    1.50     4.62   -    4.62
      2003                           120    11.34  -    11.34       1,031           0.00     1.50   -    1.50    31.43   -   31.43
      2002                           103     8.63  -     8.63         673           0.00     1.50   -    1.50   -32.83   -  -32.83
      2001 (al)                       17    12.85  -    12.85         161           0.00     1.50   -    1.50    28.50   -   28.50
    MFS Research
     (Service Class)
      2005                            47     9.11  -     9.32         439           0.30     1.35   -    1.85     5.59   -    6.12
      2004                            49     8.62  -     8.79         430           0.88     1.35   -    1.85    13.43   -   14.01
      2003                            51     7.60  -     7.71         397           0.38     1.35   -    1.85    22.07   -   22.69
      2002                            52     6.23  -     6.28         330           0.11     1.35   -    1.85   -26.11   -  -25.74
      2001 (al)                       24     8.43  -     8.46         201           0.00     1.35   -    1.85   -15.70   -  -15.42
    MFS Utilities
     (Service Class)
      2005                           102    11.04  -    11.31       1,352           0.68     1.35   -    1.85    14.42   -   15.00
      2004                            63    13.05  -    13.05         635           1.26     1.50   -    1.50    27.90   -   27.90
      2003                            78    10.21  -    10.21         614           1.99     1.50   -    1.50    33.54   -   33.54
      2002                            75     7.64  -     7.64         440           2.33     1.50   -    1.50   -23.57   -  -23.57
      2001 (al)                       67     7.52  -     7.55         503           0.00     1.35   -    1.85   -24.80   -  -24.54

Investments in the Morgan
  Stanley Variable Investment
  Series Sub-Accounts:
    Aggressive Equity
      2005                         2,887     8.86  -     9.43      30,046           0.00     0.70   -    2.05    20.68   -   22.31
      2004                         3,564     7.34  -     7.71      36,091           0.01     0.70   -    2.05    10.43   -   11.93
      2003                         4,391     6.65  -     6.89      40,215           0.01     0.70   -    2.05    23.50   -   25.18
      2002                         5,099     5.38  -     5.50      37,744           0.31     0.70   -    2.05   -24.18   -  -23.14
      2001                         6,802     7.10  -     7.16      66,416           0.32     0.70   -    2.05   -29.02   -  -28.96
    Capital Growth
      2002 (av)                        -      N/A  -      N/A           -           0.48     0.70   -    2.05      N/A   -     N/A
      2001                         4,701     7.45  -     7.78      96,677           0.54     0.70   -    2.05   -26.83   -  -25.52

(al) For the period beginning May 1, 2001 and ended December 31, 2001
(av) On August 31, 2002, Capital Growth merged into Money Market

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Morgan
  Stanley Variable Investment
  Series Sub-Accounts
  (continued):
    Dividend Growth
      2005                        18,424  $ 10.78  -  $ 12.24  $  545,559           1.26%    0.70%  -    2.05%    3.47%  -    4.87%
      2004                        22,317    10.42  -    11.67     696,586           1.55     0.70   -    2.05     6.26   -    7.70
      2003                        27,375     9.81  -    10.83     820,639           1.85     0.70   -    2.05    25.30   -   27.00
      2002                        31,946     7.83  -     8.53     779,026           2.00     0.70   -    2.05   -19.68   -  -18.59
      2001                        38,547     9.75  -    10.48   1,198,348           1.85     0.70   -    2.05    -5.87   -   -2.55
    Equity
      2005                        13,231     8.15  -     8.49     459,943           0.00     0.70   -    2.05    15.77   -   17.33
      2004                        14,403     6.95  -     7.34     511,428           0.40     0.70   -    2.05     8.89   -   10.37
      2003                        17,326     6.30  -     6.74     588,664           0.37     0.70   -    2.05    20.31   -   21.95
      2002                        20,268     5.16  -     5.60     595,598           0.35     0.70   -    2.05   -22.82   -  -21.76
      2001                        24,148     6.60  -     7.25     978,551           0.48     0.70   -    2.05   -27.45   -  -27.38
    European Growth
      2005                         5,072     9.60  -     9.81     134,885           1.17     0.70   -    2.05     6.49   -    7.93
      2004                         5,979     9.01  -     9.09     167,620           1.12     0.70   -    2.05    10.45   -   11.95
      2003                         7,200     8.12  -     8.16     187,302           0.86     0.70   -    2.05    26.41   -   28.13
      2002                         8,623     6.34  -     6.45     182,586           1.46     0.70   -    2.05   -22.96   -  -21.91
      2001                        10,422     8.11  -     8.38     298,772           1.11     0.70   -    2.05   -18.33   -  -16.22
    Global Advantage
      2005                         2,048     7.96  -     8.52      17,769           0.28     0.70   -    2.05     4.64   -    6.05
      2004                         2,664     7.51  -     8.14      22,063           0.43     0.70   -    2.05    10.26   -   11.75
      2003                         3,230     6.72  -     7.39      24,224           1.06     0.70   -    2.05    28.46   -   30.20
      2002                         3,702     5.16  -     5.75      21,521           0.83     0.70   -    2.05   -22.42   -  -21.37
      2001                         5,073     6.56  -     7.41      37,827           0.63     0.70   -    2.05   -25.89   -  -23.87
    Global Dividend Growth
      2005                         8,403    12.33  -    13.61     169,963           1.63     0.70   -    2.05     4.19   -    5.60
      2004                        10,008    11.83  -    12.89     201,476           1.45     0.70   -    2.05    12.60   -   14.13
      2003                        11,608    10.51  -    11.29     209,033           1.91     0.70   -    2.05    29.39   -   31.15
      2002                        13,562     8.12  -     8.61     190,169           1.80     0.70   -    2.05   -14.29   -  -13.13
      2001                        16,305     9.48  -     9.91     269,474           2.70     0.70   -    2.05    -6.91   -   -5.24
    High Yield
      2005                         2,986     5.70  -     7.60      33,636           6.98     0.70   -    2.05     0.12   -    1.47
      2004                         3,956     5.62  -     7.59      46,919           7.46     0.70   -    2.05     7.61   -    9.08
      2003                         4,896     5.15  -     7.05      54,254          10.14     0.70   -    2.05    25.14   -   26.84
      2002                         4,838     4.06  -     5.63      43,505          18.30     0.70   -    2.05    -9.02   -   -7.78
      2001                         6,229     4.40  -     6.19      62,081          18.08     0.70   -    2.05   -38.08   -  -34.21

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Morgan
  Stanley Variable Investment
  Series Sub-Accounts
  (continued):
    Income Builder
      2005                         2,399  $ 12.57  -  $ 13.66  $   37,101           2.63%    0.70%  -    2.05%    4.79%  -    6.21%
      2004                         3,118    11.99  -    12.86      46,418           3.61     0.70   -    2.05     8.71   -   10.19
      2003                         3,590    11.03  -    11.67      49,256           3.09     0.70   -    2.05    18.39   -   20.00
      2002                         4,059     9.32  -     9.72      47,094           4.20     0.70   -    2.05    -8.29   -   -6.82
      2001                         4,728    10.06  -    10.60      60,291           4.71     0.70   -    1.85     0.63   -    6.02
    Information
      2005                           619     4.62  -    11.74       2,932           0.00     0.83   -    1.85    -1.24   -   -0.23
      2004                           859     4.79  -    11.77       4,091           0.00     0.83   -    2.05     1.44   -    2.69
      2003                         1,036     4.72  -    11.46       4,837           0.00     0.83   -    2.05    57.81   -   59.75
      2002                           664     2.99  -     7.17       1,961           0.94     0.83   -    2.05   -44.24   -  -28.27
      2001                           830     5.24  -     5.37       4,346           0.20     1.28   -    2.05   -47.60   -  -46.33
    Limited Duration
      2005                         3,545    10.78  -    11.91      40,508           3.87     0.70   -    1.85     0.01   -    1.16
      2004                         4,395    10.61  -    11.77      50,056           4.12     0.70   -    2.05    -0.64   -    0.71
      2003                         5,392    10.68  -    11.69      61,420           4.05     0.70   -    2.05     0.15   -    1.51
      2002                         6,130    10.66  -    11.51      69,291           3.58     0.70   -    2.05     1.94   -    3.33
      2001                         2,240    10.46  -    11.14      24,710           4.23     0.70   -    2.05     4.61   -    5.98
    Money Market
      2005                         9,494     9.93  -    11.13     134,039           2.68     0.70   -    2.05     0.71   -    2.07
      2004                        11,900     9.86  -    10.90     166,792           0.79     0.70   -    2.05    -1.18   -    0.16
      2003                        16,876     9.98  -    10.89     237,222           0.66     0.70   -    2.05    -1.37   -   -0.03
      2002 (av)                   28,382    10.12  -    10.89     402,007           1.31     0.70   -    2.05     0.63   -    1.21
      2001                        30,239    10.19  -    10.82     432,633           4.04     0.70   -    2.05     1.94   -    3.17
    Pacific Growth
      2004 (aj)                        -      N/A  -      N/A           -           0.00     0.70   -    2.05      N/A   -     N/A
      2003                         5,498     4.84  -     6.48      22,979           0.00     0.70   -    2.05    27.02   -   28.74
      2002                         5,625     3.76  -     5.10      18,319           0.00     0.70   -    2.05   -24.43   -  -23.40
      2001                         7,159     4.90  -     6.75      30,415           1.88     0.70   -    2.05   -32.47   -  -27.93
    Quality Income Plus
      2005                         9,929    12.32  -    14.56     219,645           5.10     0.70   -    2.05     1.23   -    2.61
      2004                        12,316    12.17  -    14.19     276,600           5.45     0.70   -    2.05     3.09   -    4.49
      2003                        15,564    11.81  -    13.58     340,872           5.68     0.70   -    2.05     6.25   -    7.69
      2002                        19,078    11.11  -    12.61     397,716           6.01     0.70   -    2.05     3.37   -    4.78
      2001                        20,924    10.75  -    12.04     425,671           6.02     0.70   -    2.05     7.51   -    8.80

(aj) For the period beginning January 1, 2004 and ended April 30, 2004
(av) On August 31, 2002, Capital Growth merged into Money Market

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Morgan
  Stanley Variable Investment
  Series Sub-Accounts
  (continued):
    S&P 500 Index
      2005                         9,063  $  9.06  -  $  9.22  $   96,741           1.62%    0.70%  -    2.05%    2.52%  -    3.91%
      2004                        11,740     8.84  -     8.87     122,996           0.96     0.70   -    2.05     8.35   -    9.82
      2003                        13,279     8.08  -     8.16     127,914           1.01     0.70   -    2.05    25.26   -   26.96
      2002                        13,650     6.36  -     6.51     104,609           1.01     0.70   -    2.05   -24.06   -  -23.03
      2001                        15,542     8.27  -     8.58     156,594           0.90     0.70   -    2.05   -14.22   -  -12.85
    Strategist
      2005                        10,340    11.10  -    12.27     271,309           1.90     0.70   -    2.05     6.13   -    7.57
      2004                        12,349    10.46  -    11.41     325,336           1.91     0.70   -    2.05     8.13   -    9.60
      2003                        14,584     9.68  -    10.41     366,549           1.65     0.70   -    2.05    23.68   -   25.36
      2002                        16,778     7.82  -     8.30     351,932           1.54     0.70   -    2.05   -11.72   -  -10.52
      2001                        20,192     8.86  -     9.28     494,635           2.47     0.70   -    2.05   -11.39   -  -10.81
    Utilities
      2005                         6,612     8.50  -     8.98     143,844           2.34     0.70   -    2.05    12.30   -   13.82
      2004                         7,513     7.57  -     7.89     157,840           2.49     0.70   -    2.05    18.21   -   19.82
      2003                         9,199     6.41  -     6.58     165,009           2.83     0.70   -    2.05    14.96   -   16.53
      2002                        11,242     5.57  -     5.65     179,523           2.79     0.70   -    2.05   -24.43   -  -23.40
      2001                        14,351     7.37  -     7.37     309,754           2.17     0.70   -    2.05   -26.27   -  -26.26

Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts:
    Aggressive Equity
     (Class Y Shares)
      2005                         2,999    15.88  -    16.45      28,565           0.00     1.29   -    2.59    19.56   -   21.15
      2004                         3,342    13.29  -    13.58      26,131           0.00     1.29   -    2.59     9.56   -   11.02
      2003                         3,669    12.13  -    12.23      25,091           0.00     1.29   -    2.59    21.26   -   22.34
      2002                         3,298     5.19  -     6.91      17,226           0.10     1.35   -    2.20   -24.52   -  -23.87
      2001                         2,712     6.82  -     9.16      18,529           0.33     1.35   -    2.20   -29.58   -   -8.43
    Capital Growth
     (Class Y Shares)
      2002 (aw)                        -       NA  -       NA           -           0.27     1.35   -    2.20       NA   -      NA
      2001                           919     7.04  -     8.80       6,472           0.55     1.35   -    2.20   -27.48   -  -12.03

(aw) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Morgan Stanley
  Variable Investment Series
  (Class Y Shares)
  Sub-Accounts (continued):
    Dividend Growth
     (Class Y Shares)
      2005                        11,696  $ 13.15  -  $ 13.62  $  135,625           1.08%    1.29%  -    2.59%    2.63%  -    4.00%
      2004                        11,891    12.81  -    13.10     132,693           1.43     1.29   -    2.59     5.41   -    6.81
      2003                        11,170    12.15  -    12.26     114,227           1.65     1.29   -    2.59    21.52   -   22.60
      2002                         8,696     7.42  -     8.04      68,923           1.99     1.35   -    2.20   -20.02   -  -19.33
      2001                         5,970     9.28  -     9.97      59,002           1.79     1.35   -    2.20    -7.18   -   -6.70
    Equity
     (Class Y Shares)
      2005                        12,195    14.61  -    15.14     119,287           0.00     1.29   -    2.59    14.85   -   16.38
      2004                        13,667    12.72  -    13.01     112,120           0.22     1.29   -    2.59     7.99   -    9.43
      2003                        14,125    11.78  -    11.88      98,665           0.14     1.29   -    2.59    17.80   -   18.84
      2002                        11,901     5.31  -     8.10      63,832           0.19     1.35   -    2.30   -22.50   -  -19.01
      2001                         8,803     6.86  -     9.19      60,598           0.31     1.35   -    2.20   -28.05   -   -8.10
    European Growth
     (Class Y Shares)
      2005                         3,838    14.55  -    15.07      38,367           0.97     1.29   -    2.59     5.56   -    6.96
      2004                         4,429    13.78  -    14.09      41,305           0.98     1.29   -    2.59     9.57   -   11.03
      2003                         4,424    12.58  -    12.69      35,785           0.61     1.29   -    2.59    25.79   -   26.90
      2002                         3,700     5.76  -     8.05      21,755           1.85     1.35   -    2.30   -22.58   -  -19.50
      2001                         2,730     7.44  -     9.53      20,541           1.21     1.35   -    2.20   -19.03   -   -4.74
    Global Advantage
     (Class Y Shares)
      2005                         1,190    14.17  -    14.68      10,387           0.05     1.29   -    2.59     3.69   -    5.07
      2004                         1,302    13.66  -    13.97      10,869           0.30     1.29   -    2.59     9.38   -   10.84
      2003                         1,276    12.49  -    12.60       9,194           0.74     1.29   -    2.59    24.92   -   26.03
      2002                         1,033     4.95  -     8.06       5,212           0.66     1.35   -    2.30   -22.00   -  -19.42
      2001                           917     6.35  -     8.95       5,854           0.62     1.35   -    2.20   -24.57   -  -10.52
    Global Dividend Growth
     (Class Y Shares)
      2005                         5,317    14.85  -    15.38      69,331           1.47     1.29   -    2.59     3.43   -    4.81
      2004                         5,319    14.36  -    14.68      65,871           1.37     1.29   -    2.59    11.68   -   13.17
      2003                         4,330    12.86  -    12.97      46,680           1.63     1.29   -    2.59    28.57   -   29.71
      2002                         2,607     7.89  -     8.13      20,621           1.86     1.35   -    2.30   -18.74   -  -13.89
      2001                         1,127     9.17  -     9.66      10,357           2.50     1.35   -    2.20    -7.71   -   -3.44

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts (continued):
    High Yield
     (Class Y Shares)
      2005                         4,278  $ 11.90  -  $ 12.33  $   33,289           7.05%    1.29%  -    2.59%   -0.71%  -    0.61%
      2004                         4,910    11.99  -    12.25      37,267           7.51     1.29   -    2.59     6.73   -    8.15
      2003                         5,305    11.23  -    11.33      33,806           8.97     1.29   -    2.59    12.32   -   13.31
      2002                         2,433     4.14  -     9.10      10,639          18.51     1.35   -    2.30    -8.99   -   -8.60
      2001                         1,281     4.53  -     7.69       6,088          21.82     1.35   -    2.20   -34.81   -  -23.06
    Income Builder
     (Class Y Shares)
      2005                         3,485    12.96  -    13.43      43,791           2.46     1.29   -    2.59     3.95   -    5.34
      2004                         3,881    12.47  -    12.75      46,473           3.55     1.29   -    2.59     7.85   -    9.29
      2003                         3,718    11.56  -    11.67      40,658           2.90     1.29   -    2.59    15.63   -   16.66
      2002                         1,482     8.88  -     9.17      13,401           4.48     1.35   -    2.30   -11.23   -   -9.19
      2001                           709     9.60  -    10.10       7,100           4.76     1.35   -    2.20    -4.03   -    0.73
    Information
     (Class Y Shares)
      2005                         1,511    14.58  -    15.10       9,036           0.00     1.29   -    2.59    -2.38   -   -1.09
      2004                         2,101    14.93  -    15.27      12,763           0.00     1.29   -    2.59     0.68   -    2.02
      2003                         2,271    14.83  -    14.96      13,028           0.00     1.29   -    2.59    48.33   -   49.65
      2002                         1,667     2.92  -     7.43       5,044           1.07     1.35   -    2.30   -44.05   -  -25.69
      2001                         1,378     5.23  -     8.91       7,356           0.18     1.35   -    2.20   -43.76   -  -10.94
    Limited Duration
     (Class Y Shares)
      2005                        11,553     9.68  -    10.03     120,269           3.70     1.29   -    2.59    -1.11   -    0.20
      2004                        11,437     9.79  -    10.00     120,213           4.01     1.29   -    2.59    -1.45   -   -0.13
      2003                        11,259     9.93  -    10.02     120,623           3.95     1.29   -    2.59    -0.70   -    0.18
      2002                         6,502    10.12  -    11.09      70,981           3.13     1.35   -    2.30     1.22   -    2.41
      2001                         2,087    10.25  -    10.82      22,344           3.47     1.35   -    2.20     2.47   -    5.06
    Money Market
     (Class Y Shares)
      2005                         9,420     9.64  -     9.99      94,188           2.51     1.29   -    2.59     1.21   -   -0.11
      2004                         8,639     9.65  -     9.87      85,984           0.59     1.29   -    2.59    -1.99   -   -0.68
      2003                         8,984     9.85  -     9.94      90,996           0.40     1.29   -    2.59    -1.52   -   -0.64
      2002 (aw)                   12,744     9.92  -    10.46     131,413           1.01     1.35   -    2.30    -0.78   -   -0.27
      2001                         9,369    10.02  -    10.49      97,217           3.35     1.35   -    2.20     0.22   -    2.25

(aw) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts (continued):
    Pacific Growth
     (Class Y Shares)
      2004 (aj)                        -  $   N/A  -  $   N/A  $        -           0.00%    1.29%  -    2.44%     N/A%  -     N/A%
      2003                         1,166    13.83  -    13.94       7,364           0.00     1.29   -    2.44    38.35   -   39.43
      2002                           631     3.94  -     6.09       2,619           0.00     1.35   -    2.20   -25.23   -  -24.59
      2001                           293     5.22  -     8.14       1,629           3.73     1.35   -    2.20   -28.24   -  -18.60
    Quality Income Plus
     (Class Y Shares)
      2005                        16,194    10.50  -    10.88     191,363           4.85     1.29   -    2.59     0.41   -    1.75
      2004                        14,099    10.46  -    10.69     170,081           5.24     1.29   -    2.59     2.35   -    3.72
      2003                        11,264    10.22  -    10.31     136,406           5.95     1.29   -    2.59     2.20   -    3.11
      2002                         8,406    10.33  -    12.04      99,130           5.73     1.35   -    2.30     3.28   -    3.85
      2001                         4,637    10.39  -    11.59      52,927           5.34     1.35   -    2.20     3.89   -    7.85
    S&P 500 Index
     (Class Y Shares)
      2005                        15,651    13.12  -    13.60     157,007           1.40     1.29   -    2.59     1.74   -    3.09
      2004                        16,146    12.90  -    13.19     151,930           0.81     1.29   -    2.59     7.44   -    8.87
      2003                        15,307    12.01  -    12.11     127,061           0.82     1.29   -    2.59    20.07   -   21.14
      2002                        10,380     5.90  -     7.13      61,909           0.94     1.35   -    2.20   -24.35   -  -23.71
      2001                         5,853     7.73  -     9.42      45,552           0.86     1.35   -    2.20   -13.71   -   -5.81
    Strategist
     (Class Y Shares)
      2005                         8,176    13.47  -    13.95      94,837           1.72     1.29   -    2.59     5.27   -    6.67
      2004                         8,876    12.79  -    13.08      95,972           1.74     1.29   -    2.59     7.26   -    8.70
      2003                         8,863    11.93  -    12.03      87,272           1.45     1.29   -    2.59    19.28   -   20.34
      2002                         7,216     7.78  -     8.89      55,794           1.43     1.35   -    2.30   -11.32   -  -11.06
      2001                         5,356     8.77  -     9.50      46,793           2.47     1.35   -    2.20   -11.61   -   -4.97
    Utilities
     (Class Y Shares)
      2005                         3,375    14.88  -    15.42      32,047           2.19     1.29   -    2.59    11.40   -   12.88
      2004                         3,569    13.36  -    13.66      29,343           2.33     1.29   -    2.59    17.17   -   18.73
      2003                         3,738    11.40  -    11.51      25,295           2.70     1.29   -    2.59    14.04   -   15.05
      2002                         3,518     5.61  -     6.23      19,653           2.81     1.35   -    2.20   -24.76   -  -24.11
      2001                         3,257     7.40  -     8.28      24,013           2.20     1.35   -    2.20   -26.98   -  -17.17

(aj) For the period beginning January 1, 2004 and ended April 30, 2004

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Neuberger &
  Berman Advisors Management
  Trust Sub-Accounts:
    AMT Guardian
      2005                             -  $     -  -  $     -  $        -           0.00%    0.00%  -    0.00%    0.00%  -    0.00%
      2004                             1    12.62  -    12.62          10           0.13     1.59   -    1.59    13.99   -   13.99
      2003                             1    11.07  -    11.07           7           0.83     1.59   -    1.59    29.68   -   29.68
      2002                             1     8.54  -     8.54           6           0.76     1.59   -    1.59   -27.61   -  -27.61
      2001                             1    11.79  -    11.88          16           0.46     1.37   -    1.59    -3.07   -   18.75
    AMT Mid-Cap Growth
      2005                             2    13.93  -    14.38          32           0.00     1.15   -    1.59    11.95   -   12.44
      2004                             2    12.45  -    12.79          28           0.00     1.15   -    1.59    14.47   -   14.98
      2003                             2    10.87  -    11.12          25           0.00     1.15   -    1.59    26.05   -   26.61
      2002                             2     8.63  -     8.78          20           0.00     1.15   -    1.59   -30.46   -  -30.15
      2001                             3    12.40  -    12.58          42           0.01     1.15   -    1.59   -25.84   -  -25.51
    AMT Partners
      2005                            11    13.94  -    13.94         159           0.96     1.59   -    1.59    16.19   -   16.19
      2004                            12    12.00  -    12.00         140           0.01     1.59   -    1.59    17.10   -   17.10
      2003                            12    10.25  -    10.25         121           0.00     1.59   -    1.59    32.96   -   32.96
      2002                            13     7.71  -     7.71          98           0.58     1.59   -    1.59   -25.34   -  -25.34
      2001                            16    10.32  -    10.32         165           0.38     1.59   -    1.59    -4.37   -   -4.37

Investments in the Oppenheimer
  Variable Account Funds
  Sub-Accounts:
    Oppenheimer Aggressive
     Growth
      2005                           351     9.54  -     9.97       2,923           0.00     1.15   -    1.85    10.26   -   11.05
      2004                           397     8.59  -     9.04       2,956           0.00     1.15   -    1.85    17.56   -   18.41
      2003                           431     7.26  -     7.69       2,741           0.00     1.15   -    1.85    23.27   -   24.16
      2002                           504     5.84  -     6.24       2,542           0.64     1.15   -    1.85   -29.13   -  -28.62
      2001                           443     8.19  -     8.80       2,986           0.74     1.15   -    1.85   -32.06   -  -11.97
    Oppenheimer Balanced
      2005                           808    11.38  -    12.97      10,497           1.81     1.15   -    1.85     1.97   -    2.70
      2004                           948    11.16  -    12.63      12,084           1.04     1.15   -    1.85     8.06   -    8.84
      2003                         1,032    10.33  -    11.60      12,224           2.89     1.15   -    1.85    22.65   -   23.53
      2002                         1,078     8.42  -     9.39      10,442           3.27     1.15   -    1.85   -12.06   -  -11.43
      2001                           960     9.58  -    10.60      10,842           2.20     1.15   -    1.85    -4.23   -    1.04
    Oppenheimer Capital
     Appreciation
      2005                         1,368     8.65  -    10.62      13,704           0.91     1.15   -    1.85     3.16   -    3.90
      2004                         1,553    10.58  -    10.81      14,953           0.31     1.25   -    1.65     5.19   -    5.61
      2003                         1,581    10.06  -    10.24      14,409           0.35     1.25   -    1.65    28.80   -   29.32
      2002                         1,588     7.81  -     7.92      11,150           0.64     1.25   -    1.65   -28.06   -  -27.77
      2001                         1,376    10.86  -    10.96      13,610           0.47     1.25   -    1.65   -14.02   -  -13.67

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Oppenheimer
  Variable Account Funds
  Sub-Accounts (continued):
    Oppenheimer Core
     Bond (k)
      2005                           347  $ 13.06  -  $ 13.40  $    4,634           5.38%    1.25%  -    1.65%    0.91%  -    1.32%
      2004                           399    12.94  -    13.22       5,253           4.64     1.25   -    1.65     3.77   -    4.18
      2003                           386    12.47  -    12.69       4,894           4.79     1.25   -    1.65     5.03   -    5.45
      2002                           726    11.87  -    12.04       8,735           6.14     1.25   -    1.65     7.29   -    7.72
      2001                           477    11.07  -    11.17       5,325           5.83     1.25   -    1.65     6.01   -    6.44
    Oppenheimer Global
     Securities
      2005                           731    13.07  -    17.16      12,029           1.00     1.15   -    1.85    12.20   -   13.00
      2004                           788    15.96  -    16.31      11,428           1.21     1.25   -    1.65    17.21   -   17.68
      2003                           857    13.61  -    13.86      10,485           0.67     1.25   -    1.65    40.68   -   41.25
      2002                           946     9.68  -     9.81       8,181           0.60     1.25   -    1.65   -23.41   -  -23.10
      2001                           973    12.64  -    12.76      10,954           0.51     1.25   -    1.65   -13.49   -  -13.14
    Oppenheimer High
     Income
      2005                           161    12.05  -    12.36       1,982           6.77     1.25   -    1.65     0.64   -    1.05
      2004                           174    11.97  -    12.23       2,117           5.84     1.25   -    1.65     7.18   -    7.61
      2003                           137    11.17  -    11.37       1,548           5.98     1.25   -    1.65    11.67   -   22.42
      2002                           115     9.22  -     9.28       1,062          11.89     1.25   -    1.45    -3.80   -   -3.61
      2001                           137     9.59  -     9.63       1,318           7.52     1.25   -    1.45     0.49   -    0.69
    Oppenheimer Main
     Street
      2005                           973     9.84  -    10.12       9,394           1.39     1.15   -    1.85     4.02   -    4.77
      2004                         1,169     9.40  -     9.73      10,777           0.84     1.15   -    1.85     7.43   -    8.21
      2003                         1,307     8.68  -     9.06      11,121           0.92     1.15   -    1.85    24.38   -   25.27
      2002                         1,352     6.93  -     7.28       9,182           0.78     1.15   -    1.85   -20.30   -  -19.73
      2001                         1,453     8.64  -     9.14      12,131           0.43     1.15   -    1.85   -11.19   -   -8.60
    Oppenheimer Main Street
     Small Cap Growth
      2005                           238    18.58  -    19.06       4,521           0.00     1.25   -    1.65     8.13   -    8.56
      2004                           256    17.18  -    17.56       4,484           0.00     1.25   -    1.65    17.47   -   17.94
      2003                           230    14.63  -    14.89       3,423           0.00     1.25   -    1.65    42.00   -   42.57
      2002                           199    10.30  -    10.44       2,078           0.00     1.25   -    1.65   -17.13   -  -16.79
      2001                           159    12.43  -    12.55       1,991           0.00     1.25   -    1.65    -2.00   -   -1.61
    Oppenheimer Strategic
     Bond
      2005                           519    13.27  -    14.45       7,252           4.52     1.15   -    2.00     1.50   -   32.72
      2004                           565    13.32  -    14.24       7,816           5.17     1.15   -    1.85     6.66   -    7.43
      2003                           669    12.48  -    13.25       8,643           6.02     1.15   -    1.85    15.89   -   16.72
      2002                           704    10.77  -    11.35       7,829           6.54     1.15   -    1.85     5.46   -    6.21
      2001                           473    10.22  -    10.69       5,005           1.74     1.15   -    1.85     2.15   -    3.64

(k) Previously known as Oppenheimer Bond

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Oppenheimer
  Variable Account Funds
  (Service Class ("SC"))
  Sub-Accounts:
    Oppenheimer Aggressive
     Growth (SC)
      2005                         1,215  $ 15.61  -  $ 16.25  $   19,532           0.00%    1.29%  -    2.54%    9.15%  -   10.54%
      2004                           946    14.31  -    14.70      13,794           0.00     1.29   -    2.54    16.40   -   17.89
      2003                           580    12.38  -    12.47       7,195           0.00     1.29   -    1.84    23.84   -   24.68
      2002 (ap)                        7    10.06  -    10.07          68           0.00     1.29   -    1.74     0.59   -    0.69
    Oppenheimer
     Balanced (SC)
      2005                         2,791    14.02  -    14.61      40,379           1.52     1.29   -    2.59     1.00   -    2.34
      2004                         2,497    13.88  -    14.28      35,401           0.78     1.29   -    2.59     8.38   -   38.83
      2003                         1,346    13.02  -    13.18      17,658           0.00     1.29   -    2.34    30.21   -   31.76
      2002 (ap)                       19    10.68  -    10.71         207           0.00     1.29   -    2.24     6.84   -    7.06
    Oppenheimer Capital
     Appreciation (SC)
      2005                         5,122    12.92  -    13.42      68,185           0.58     1.29   -    2.69     2.05   -    3.51
      2004                         3,109    12.66       12.97      40,076           0.20     1.29   -    2.69     3.75   -    5.24
      2003 (an)                    1,236    12.23  -    12.32      15,196           0.00     1.29   -    2.64    22.35   -   23.23
    Oppenheimer Core
     Bond (SC) (l)
      2005                           658    10.07  -    10.22       6,697           1.81     1.29   -    2.44     0.73   -    1.02
      2004 (y)                        68    10.10  -    10.12         687           0.00     1.29   -    2.09     0.97   -    1.18
    Oppenheimer Global
     Securities (SC)
      2005                         1,931    18.19  -    18.92      36,192           0.75     1.29   -    2.54    11.17   -   12.59
      2004                         1,671    16.36  -    16.81      27,890           1.06     1.29   -    2.54    17.35   -   63.59
      2003                           945    14.20  -    14.32      13,485           0.00     1.29   -    1.99    42.00   -   43.23
      2002 (ap)                       14    10.14  -    10.16         138           0.00     1.29   -    1.89     1.44   -    1.57
    Oppenheimer High
     Income (SC)
      2005                         2,743    13.52  -    14.09      38,255           5.88     1.29   -    2.59    -0.63   -    0.69
      2004                         2,292    13.61  -    13.99      31,835           4.80     1.29   -    2.59     7.33   -   36.05
      2003                         1,079    12.95  -    13.04      14,015           0.00     1.29   -    1.89    29.46   -   30.39
      2002 (ap)                       13    10.65  -    10.67         138           0.00     1.29   -    1.99     6.54   -    6.70

(l) Previously known as Oppenheimer Bond (SC)
(y) For the period beginning October 1, 2004 and ended December 31, 2004
(an) For the period beginning May 1, 2003 and ended December 31, 2003
(ap) For the period beginning October 14, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Oppenheimer
  Variable Account Funds
  (Service Class ("SC"))
  Sub-Accounts (continued):
    Oppenheimer Main
     Street (SC)
      2005                         6,155  $ 13.67  -  $ 14.30  $   87,051           0.96%    1.29%  -    2.69%    2.90%  -    4.38%
      2004                         4,263    13.29  -    13.70      57,933           0.62     1.29   -    2.69     6.21   -    7.74
      2003                         2,868    12.56  -    12.71      36,308           0.00     1.29   -    2.34    25.63   -   27.13
      2002 (ap)                       96    10.16  -    10.19         979           0.00     1.29   -    2.24     1.65   -    1.86
    Oppenheimer Main Street
     Small Cap Growth (SC)
      2005                         2,340    18.04  -    18.80      43,534           0.00     1.29   -    2.59     6.88   -    8.30
      2004                         1,714    16.88  -    17.36      29,516           0.00     1.29   -    2.59    16.09   -   17.64
      2003                         1,040    14.65  -    14.75      15,279           0.00     1.29   -    1.89    46.50   -   47.55
      2002                            36     9.89  -     9.89         367           0.00     1.50   -    1.50   -17.19   -  -17.19
      2001 (ak)                      < 1    11.94  -    11.94           4           0.00     1.50   -    1.50    19.40   -   19.40
    Oppenheimer Strategic
     Bond (SC)
      2005                         8,740    12.65  -    13.22     114,446           3.64     1.29   -    2.69    -0.27   -    1.16
      2004                         6,045    12.68  -    13.07      78,449           3.76     1.29   -    2.69     5.52   -    7.04
      2003                         2,662    12.11  -    12.21      32,367           0.00     1.29   -    1.99    21.08   -   22.13
      2002 (ap)                       73    10.54  -    10.56         771           0.00     1.29   -    2.24     5.38   -    5.60

Investments in the PIMCO
  Advisors Variable Insurance
  Trust Sub-Accounts:
    OpCap Balanced
      2005                             1    10.92  -    10.92           9           0.28     1.50   -    1.50     1.20   -    1.20
      2004 (v) (ab)                    1    10.79  -    10.79          10           0.00     1.50   -    1.50     7.94   -    7.94
    OpCap Small Cap
      2005                           < 1    14.94  -    14.94           2           0.00     1.50   -    1.50    -1.44   -   -1.44
      2004                           < 1    15.15  -    15.15           2           0.04     1.50   -    1.50    16.11   -   16.11
      2003                           < 1    13.05  -    13.05           1           0.00     1.50   -    1.50    40.52   -   40.52
      2002                           < 1     9.29  -     9.29           1           0.00     1.50   -    1.50   -22.81   -  -22.81
      2001 (ak)                      < 1    12.03  -    12.03         < 1           0.00     1.50   -    1.50    20.33   -   20.33

(v) For the period beginning April 30, 2004 and ended December 31, 2004
(ab) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(ak) For the period beginning October 1, 2001 and ended December 31, 2001
(ap) For the period beginning October 14, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the PIMCO
  Advisors Variable Insurance
  Trust Sub-Accounts
  (continued):
    PEA Science and
     Technology
      2005 (m)                         -  $    NA  -  $    NA  $        -           0.00%    1.50%  -    1.50%      NA%  -      NA%
      2004                           < 1    11.73  -    11.73           1           0.00     1.50   -    1.50    -6.53   -   -6.53
      2003                           < 1    12.55  -    12.55           1           0.00     1.50   -    1.50    60.89   -   60.89
      2002                           < 1     7.80  -     7.80           1           0.00     1.50   -    1.50   -50.34   -  -50.34
      2001 (ak)                      < 1    15.70  -    15.70           3           0.00     1.50   -    1.50    57.03   -   57.03

Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts:
    Foreign Bond
      2005                           < 1    11.64  -    11.64           3           2.62     1.50   -    1.50     3.57   -    3.57
      2004                           < 1    11.24  -    11.24           2           1.92     1.50   -    1.50     3.98   -    3.98
      2003                           < 1    10.81  -    10.81           2           1.40     1.50   -    1.50     0.72   -    0.72
      2002                            10    10.73  -    10.73         108           1.96     1.50   -    1.50     6.58   -    6.58
      2001 (ak)                      < 1    10.07  -    10.07           1           0.80     1.50   -    1.50     0.68   -    0.68
    Money Market
      2005                             1     9.99  -     9.99           9           1.89     1.50   -    1.50     1.23   -    1.23
      2004                             2     9.86  -     9.86          18           0.91     1.50   -    1.50    -0.63   -   -0.63
      2003                             1     9.93  -     9.93          14           0.71     1.50   -    1.50    -0.79   -   -0.79
      2002                             1    10.01  -    10.01           7           1.68     1.50   -    1.50    -0.12   -   -0.12
      2001 (ak)                      < 1    10.02  -    10.02           4           0.70     1.50   -    1.50     0.17   -    0.17
    PIMCO Total Return
      2005                             1    11.56  -    11.56          10           5.05     1.50   -    1.50     0.91   -    0.91
      2004                           < 1    11.46  -    11.46           1           1.76     1.50   -    1.50     3.31   -    3.31
      2003                           < 1    11.09  -    11.09           1           1.71     1.50   -    1.50     3.46   -    3.46
      2002                            10    10.72  -    10.72         108           2.31     1.50   -    1.50     7.45   -    7.45
      2001 (ak)                      < 1     9.97  -     9.97           1           2.43     1.50   -    1.50    -0.25   -   -0.25

Investments in the Putnam
  Variable Trust
  Sub-Accounts:
    VT American
     Government Income
      2005                         4,674    11.82  -    13.14      56,674           3.27     0.80   -    2.15    -0.82   -    0.55
      2004                         5,447    11.92  -    13.07      66,003           3.83     0.80   -    2.15     0.45   -    1.84
      2003                         6,916    11.87  -    12.83      83,025           2.44     0.80   -    2.15    -0.63   -    0.74
      2002                        11,733    11.94  -    12.74     141,661           1.69     0.80   -    2.15     6.53   -    8.00
      2001                         5,724    11.21  -    11.80      64,746           0.00     0.80   -    2.15     5.69   -   12.10

(m) For the period beginning January 1, 2005 and ended May 1, 2005
(ak) For the period beginning October 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
    VT Asia Pacific Growth
      2002 (ax)                        -  $   N/A  -  $   N/A  $        -           1.43%    1.40%  -    1.40%     N/A%  -     N/A%
      2001                           552     5.12  -     5.56       3,828           0.00     0.80   -    2.00   -48.84   -  -24.61
    VT Capital Appreciation
      2005                         1,917     8.45  -     9.06      16,847           0.43     0.80   -    2.15     5.56   -    7.02
      2004                         2,103     8.01  -     8.47      17,376           0.00     0.80   -    2.15    12.24   -   13.78
      2003                         2,142     7.14  -     7.44      15,653           0.00     0.80   -    2.15    22.11   -   23.80
      2002                         2,075     5.84  -     6.01      12,315           0.14     0.80   -    2.15   -41.57   -  -22.97
      2001                         1,123     7.70  -     7.81       8,706           0.00     0.80   -    2.10   -23.05   -  -14.60
    VT Capital Opportunities
      2005                           393    16.04  -    16.61       6,431           0.00     0.80   -    2.10     9.28   -   60.37
      2004                           233    14.95  -    15.20       3,508           4.42     0.80   -    1.80    16.00   -   17.18
      2003 (an)                      105    12.88  -    12.97       1,361           0.00     0.80   -    1.80    28.84   -   29.72
    VT Discovery Growth
      2005                         3,413     4.87  -     5.22      17,568           0.00     0.80   -    2.15     4.95   -    6.39
      2004                         4,137     4.64  -     4.91      20,140           0.00     0.80   -    2.15     5.26   -    6.72
      2003                         4,528     4.41  -     4.60      20,769           0.00     0.80   -    2.15   -55.93   -   30.95
      2002                         4,603     3.42  -     3.51      16,187           0.00     0.80   -    2.10   -31.06   -  -30.14
      2001 (al)                    1,566     4.95  -     5.03       7,952           0.00     0.80   -    2.10   -50.46   -  -31.34
    VT Diversified Income
      2005                         6,486    13.18  -    14.36      87,435           7.39     0.80   -    2.15     0.84   -    2.23
      2004                         6,968    13.07  -    14.05      92,393           9.33     0.80   -    2.15     6.85   -    8.33
      2003                         7,546    12.23  -    12.97      92,890           8.88     0.80   -    2.15    17.47   -   19.09
      2002                         7,583    10.41  -    10.89      78,835           8.53     0.80   -    2.15     3.63   -    5.06
      2001                         7,276    10.05  -    10.36      72,384           7.06     0.80   -    2.15     0.50   -    2.68
    VT Equity Income
      2005                         2,057    13.53  -    14.03      28,456           0.96     0.80   -    2.15     3.24   -    4.66
      2004                         1,611    13.10  -    13.41      21,402           0.00     0.80   -    2.15    10.92   -   31.03
      2003 (an)                      786    11.99  -    12.09       9,460           0.66     0.80   -    2.00    19.88   -   20.86
    VT The George Putnam
     Fund of Boston
      2005                        19,864    12.33  -    12.75     237,197           2.01     0.80   -    2.69     1.21   -    3.17
      2004                        20,326    11.95  -    12.60     235,336           1.86     0.80   -    2.69     5.30   -    7.34
      2003                        19,241    11.24  -    12.16     206,716           0.00     1.29   -    2.59    12.42   -   21.58
      2002                        16,695     9.59  -    10.50     152,666           2.32     0.80   -    2.24    -9.48   -    5.02
      2001                        13,241    10.60  -    10.70     134,080           2.24     0.80   -    2.15    -0.35   -    6.99

(al) For the period beginning May 1, 2001 and ended December 31, 2001
(an) For the period beginning May 1, 2003 and ended December 31, 2003
(ax) For the period beginning January 1, 2002 and ended October 11, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
    VT Global Asset
     Allocation
      2005                         3,355  $ 10.99  -  $ 13.65  $   39,386           1.08%    0.80%  -    2.59%    4.21%  -    6.12%
      2004                         2,842    10.36  -    13.10      30,774           2.74     0.80   -    2.59     6.28   -    8.24
      2003                         2,429    12.40  -    12.51      23,896           0.00     1.29   -    1.99    24.02   -   25.10
      2002                         1,970     7.44  -     7.92      15,333           1.79     0.80   -    2.15   -25.60   -  -13.22
      2001                         1,676     8.69  -     9.12      15,106           0.93     0.80   -    1.95   -13.09   -   -9.25
    VT Global Equity
      2005                         6,652     5.84  -     7.91      54,086           0.79     0.80   -    2.15     6.45   -    7.91
      2004                         7,523     5.48  -     7.33      57,172           1.99     0.80   -    2.15    11.24   -   12.77
      2003                         8,402     4.93  -     6.50      57,065           0.94     0.80   -    2.15    26.45   -   28.20
      2002                         9,465     3.90  -     5.07      50,470           0.06     0.80   -    2.15   -24.07   -  -23.02
      2001                        10,258     5.13  -     6.59      71,381           0.00     0.80   -    2.15   -48.67   -  -30.33
    VT Growth and Income
      2005                        53,314    12.09  -    14.80     585,599           1.57     0.70   -    2.69     2.41   -    4.50
      2004                        60,631    11.57  -    14.46     638,184           1.57     0.70   -    2.69     8.12   -   10.34
      2003                        65,400    10.49  -    12.22     621,839           1.62     0.70   -    2.44    22.22   -   26.49
      2002                        65,741     8.15  -     8.29     486,817           1.59     0.70   -    2.30   -19.55   -  -18.46
      2001                        62,576     9.42  -    10.31     577,857           1.20     0.70   -    2.20    -5.76   -    3.07
    VT Growth Opportunities
      2005                         5,332     4.12  -     4.48      23,150           0.63     0.80   -    2.15     1.87   -    3.28
      2004                         6,236     4.05  -     4.33      26,369           0.00     0.80   -    2.15    -0.44   -    0.93
      2003                         6,739     4.07  -     4.29      28,422           0.00     0.80   -    2.15   -59.35   -   22.07
      2002                         7,169     3.44  -     3.52      24,897           0.00     0.80   -    2.10   -30.97   -  -30.06
      2001                         7,047     4.99  -     5.03      35,166           0.00     0.80   -    2.10   -50.13   -  -32.64
    VT Health Sciences
      2005                         6,508    12.92  -    12.94      79,355           0.06     0.80   -    2.49    10.39   -   12.29
      2004                         7,307    11.50  -    11.72      79,846           0.18     0.80   -    2.49     4.46   -    6.27
      2003                         7,941    11.24  -    11.37      81,918           0.00     1.29   -    2.34    12.39   -   13.73
      2002                         8,461     7.48  -     9.22      74,293           0.00     0.80   -    2.15   -22.06   -  -20.98
      2001                         8,586     9.60  -    11.67      95,881           0.00     0.80   -    2.15   -20.40   -   -4.05
    VT High Yield
      2005                         7,310    13.43  -    14.31      97,237           8.04     0.80   -    2.59     0.43   -    2.27
      2004                         7,790    13.13  -    14.24     100,363           7.97     0.80   -    2.59     9.66   -   42.44
      2003                         8,620    13.33  -    13.43     100,371           4.98     1.29   -    1.89    33.33   -   34.28
      2002                         6,086    10.31  -    10.31      54,823           2.38     1.50   -    1.50    -2.21   -   -2.21
      2001                         5,020    10.54  -    10.54      46,125           0.00     1.50   -    1.50     5.38   -    5.38
    VT Income
      2005                        17,575    10.50  -    13.20     208,386           3.13     0.80   -    2.59    -0.28   -    1.54
      2004                        16,891    10.53  -    13.00     201,496           4.05     0.80   -    2.59     3.60   -    5.30
      2003                        16,918    10.43  -    10.51     198,574           0.00     1.29   -    1.89     4.30   -    5.07
      2002                        15,331    10.17  -    12.12     179,131           4.70     0.80   -    2.24     1.73   -    7.02
      2001                        11,046    11.15  -    11.32     121,265           4.90     0.80   -    2.15     6.43   -   11.45

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
    VT International Equity
      2005                        22,597  $  9.98  -  $ 15.56  $  268,560           1.40%    0.70%  -    2.59%    9.30%  -   11.42%
      2004                        23,292     8.96  -    14.24     247,472           1.42     0.70   -    2.59    13.19   -   15.38
      2003                        24,059     7.76  -    12.58     220,214           0.79     0.70   -    2.59    25.77   -   27.63
      2002                        23,691     6.08  -     8.05     165,713           0.75     0.70   -    2.30   -19.46   -  -18.24
      2001                        19,472     7.44  -     9.15     170,563           0.22     0.70   -    2.20   -21.17   -   -8.50
    VT International Growth
     and Income
      2005                         4,420    11.64  -    13.27      58,280           0.81     0.80   -    2.15    11.65   -   13.19
      2004                         4,427    10.43  -    11.72      51,803           1.15     0.80   -    2.15    18.38   -   20.01
      2003                         3,946    12.55  -    12.55      38,739           1.40     1.50   -    1.50    35.78   -   35.78
      2002                         4,193     9.24  -     9.24      30,279           0.52     1.50   -    1.50   -15.06   -  -15.06
      2001                         3,750    10.88  -    10.88      31,865           0.00     1.50   -    1.50     8.79   -    8.79
    VT International New
     Opportunities
       2005                        3,636     6.55  -     9.35      35,417           0.64     0.80   -    2.15    15.83   -   17.42
       2004                        3,533     5.65  -     7.96      29,412           0.97     0.80   -    2.15    10.91   -   12.44
       2003                        3,723     5.10  -     7.08      27,875           0.29     0.80   -    2.15    30.35   -   32.14
       2002                        4,098     3.91  -     5.36      23,437           0.66     0.80   -    2.15   -60.90   -  -14.32
       2001                        4,541     3.95  -     6.25      30,643           0.00     0.80   -    2.10   -60.53   -  -29.25
    VT Investors
      2005                        20,335     8.03  -    14.10     170,024           0.99     0.80   -    2.44     6.16   -    7.94
      2004                        23,064     7.44  -    13.28     177,118           0.46     0.80   -    2.44     9.89   -   11.74
      2003                        25,682    12.09  -    12.18     176,160           0.00     1.29   -    2.44    20.89   -   21.84
      2002                        28,543     5.28  -    10.39     152,912           0.16     0.80   -    2.24   -24.48   -    3.95
      2001                        31,060     6.33  -     6.99     221,772           0.00     0.80   -    2.10   -36.73   -  -25.38
    VT Mid Cap Value
      2005                           983    15.81  -    16.40      15,895           0.18     0.80   -    2.15    10.03   -   11.54
      2004                           568    14.37  -    14.70       8,269           0.00     0.80   -    2.15    12.96   -   14.52
      2003 (an)                      208    12.72  -    12.84       2,666           0.53     0.80   -    2.15    27.23   -   28.40
    VT Money Market
      2005                         9,815     9.57  -    11.07      99,786           2.61     0.80   -    2.59    -0.12   -    1.71
      2004                         7,635     9.58  -    10.88      77,879           0.66     0.80   -    2.59    -4.24   -   -0.15
      2003                         8,105     9.75  -     9.91      84,932           0.07     1.29   -    2.69    -2.45   -   -0.86
      2002                        10,198    10.43  -    10.93     110,594           1.22     0.80   -    2.10    -0.93   -    0.38
      2001                         9,954    10.53  -    10.89     108,101           3.43     0.80   -    2.10     2.93   -    5.25

(an) For the period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
    VT New Opportunities
      2005                        15,595  $  7.39  -  $ 15.35  $  121,531           0.11%    0.80%  -    2.69%    7.05%  -    9.12%
      2004                        17,915     6.77  -    14.34     128,471           0.00     0.80   -    2.69     7.34   -    9.43
      2003                        20,301    13.42  -    13.58     132,129           0.00     1.29   -    2.34    34.20   -   35.80
      2002                        21,511     4.71  -    10.37     104,036           0.00     0.80   -    2.24   -31.07   -    3.66
      2001                        23,544     6.83  -     7.82     165,813           0.00     0.80   -    2.15   -30.70   -  -21.83
    VT New Value
      2005                        11,846    10.85  -    15.98     177,051           0.80     0.80   -    2.59     5.05   -    8.51
      2004                        10,073    15.22  -    16.24     144,451           0.80     0.80   -    2.59    14.50   -   62.44
      2003                         9,303    14.51  -    14.51     115,740           0.00     2.14   -    2.14    45.11   -   45.11
      2002                         8,561    10.01  -    10.11      80,131           0.91     0.80   -    2.15   -17.42   -  -16.28
      2001                         6,367    12.08  -    12.12      71,574           0.65     0.80   -    2.15     2.49   -   21.19
    VT OTC & Emerging
     Growth
      2005                         7,201     2.15  -     4.13      30,905           0.00     0.80   -    2.10     5.60   -    7.00
      2004                         8,536     2.04  -     3.86      34,313           0.00     0.80   -    2.10     6.25   -    7.66
      2003                         9,070     1.92  -     3.59      34,595           0.00     0.80   -    2.10    32.87   -   34.63
      2002                         9,824     1.45  -     2.66      28,362           0.00     0.80   -    2.10   -33.65   -  -32.76
      2001                        10,153     2.18  -     3.96      44,146           0.00     0.80   -    2.10   -78.22   -  -46.13
    VT Research
      2005                         9,811     9.24  -    13.96      93,506           0.84     0.80   -    2.49     2.40   -    4.17
      2004                        11,404     8.87  -    13.63     104,637           0.00     0.80   -    2.49     4.88   -    6.70
      2003                        12,617    13.15  -    13.15     108,268           0.00     1.49   -    1.49    31.48   -   31.48
      2002                        13,162     5.79  -     6.68      89,316           0.56     0.80   -    2.15   -23.88   -  -22.83
      2001                        12,005     7.61  -     8.66     106,095           0.27     0.80   -    2.15   -23.91   -  -19.49
    VT Small Cap Value
      2005                         8,460    14.13  -    14.53     164,487           0.17     0.70   -    2.30     4.58   -    6.29
      2004                         9,526    13.51  -    13.67     176,588           0.34     0.70   -    2.30    23.31   -   25.33
      2003                        10,165    10.91  -    10.95     152,271           0.33     0.70   -    2.30     9.54   -   48.60
      2002                         9,542     7.34  -     7.50      99,845           0.00     0.70   -    2.20   -26.60   -  -25.03
      2001                         5,613    13.35  -    15.59      81,568           0.01     0.80   -    2.15    17.18   -   33.45
    VT Technology
      2002 (ax)                        -      N/A  -      N/A           -           0.00     0.80   -    2.10      N/A   -     N/A
      2001                         3,716     3.54  -     3.60      13,257           0.00     0.80   -    2.10   -39.66   -  -64.62
    VT Utilities Growth and
     Income
      2005                         4,306    10.45  -    17.40      48,184           1.93     0.80   -    2.69     5.66   -    7.71
      2004                         4,572     9.71  -    16.47      47,881           2.12     0.80   -    2.69    18.33   -   20.63
      2003                         4,726    14.07  -    14.14      40,109           0.00     1.29   -    1.79    40.74   -   41.45
      2002                         5,011     6.33  -     6.50      33,396           3.54     0.80   -    2.15   -25.72   -  -24.69
      2001                         5,618     8.52  -     8.63      49,972           2.88     0.80   -    2.15   -22.95   -  -14.80

(ax) For the period beginning January 1, 2002 and ended October 11, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
    VT Vista
      2005                         9,919  $  9.72  -  $ 16.91  $   97,783           0.00%    0.80%  -    2.69%    9.14%  -   11.25%
      2004                        11,018     8.74  -    15.50      98,090           0.00     0.80   -    2.69    15.42   -   17.66
      2003                        11,475    13.49  -    13.65      85,718           0.00     1.29   -    2.34    34.85   -   36.46
      2002                        10,931     5.62  -    10.36      59,768           0.00     0.80   -    2.24   -31.16   -    3.60
      2001                        11,518     5.53  -     8.17      91,421           0.00     0.80   -    2.10   -44.69   -  -34.04
    VT Voyager
      2005                        41,527     6.52  -    12.90     354,385           0.66     0.70   -    2.69     2.86   -    4.96
      2004                        47,857     6.21  -    12.55     386,065           0.25     0.70   -    2.69     2.21   -    4.30
      2003                        51,674     5.96  -    11.65     392,809           0.34     0.70   -    2.59    16.48   -   24.04
      2002                        49,652     4.80  -     7.94     292,166           0.59     0.70   -    2.30   -27.04   -  -20.58
      2001                        47,191     6.58  -     9.09     386,885           0.00     0.70   -    2.20   -22.95   -   -9.13

Investments in the Rydex
  Variable Trust
  Sub-Account:
    Rydex OTC
      2005                           < 1    12.57  -    12.57           4           0.00     1.50   -    1.50    -0.40   -   -0.40
      2004                           < 1    12.62  -    12.62         < 1           0.00     1.50   -    1.50     7.71   -    7.71
      2003                           < 1    11.71  -    11.71         < 1           0.00     1.50   -    1.50    43.24   -   43.24
      2002                           < 1     8.18  -     8.18         < 1           0.00     1.50   -    1.50   -18.23   -  -18.23
      2001 (ak) (ar)                   -        -  -        -           -           0.00     0.00   -    0.00     0.00   -    0.00

Investments in the Salomon
  Brothers Variable Series
  Funds Inc. Sub-Accounts:
    All Cap
      2005                             1    12.31  -    12.31           6           0.86     1.50   -    1.50     2.49   -    2.49
      2004                             1    12.01  -    12.01           6           0.54     1.50   -    1.50     6.69   -    6.69
      2003                             1    11.26  -    11.26           6           0.26     1.50   -    1.50    36.95   -   36.95
      2002                             1     8.22  -     8.22           4           0.45     1.50   -    1.50   -26.18   -  -26.18
      2001 (ak)                      < 1    11.14  -    11.14           5           1.34     1.50   -    1.50    11.37   -   11.37
    Investors
      2005                             1    11.47  -    11.47           8           1.19     1.50   -    1.50     4.93   -    4.93
      2004 (v) (ai)                    1    10.94  -    10.94           8           2.81     1.50   -    1.50     9.35   -    9.35

(v) For the period beginning April 30, 2004 and ended December 31, 2004
(ai) On April 30, 2004, LSA Value Equity merged into Investors
(ak) For the period beginning October 1, 2001 and ended December 31, 2001
(ar) Although available in 2001, there was no activity until 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Scudder
  Variable Series I
  Sub-Accounts:
    21st Century Growth
      2005 (n)                         -  $   N/A  -  $   N/A  $        -           0.00%    0.70%  -    0.80%     N/A%  -     N/A%
      2004                            94     8.57  -     8.62         808           0.00     0.70   -    0.80     9.97   -   10.08
      2003                            84     7.79  -     7.83         657           0.00     0.70   -    0.80    29.83   -   29.96
      2002                            95     6.00  -     6.02         572           0.00     0.70   -    0.80   -41.72   -  -41.66
      2001                           106    10.30  -    10.32       1,088           0.00     0.70   -    0.80   -23.71   -  -23.63
    Balanced
      2005 (o)                         -       NA  -       NA           -           6.03     0.70   -    0.80       NA   -      NA
      2004                           241    11.46  -    11.53       2,770           1.72     0.70   -    0.80     5.63   -    5.74
      2003                           297    10.85  -    10.90       3,237           2.45     0.70   -    0.80    16.99   -   17.11
      2002                           306     9.27  -     9.31       2,848           2.85     0.70   -    0.80   -15.75   -  -15.67
      2001                           339    11.01  -    11.04       3,743           2.57     0.70   -    0.80    -6.82   -   -6.72
    Bond
      2005                            85    13.38  -    13.47       1,143           3.39     0.70   -    0.80     1.78   -    1.89
      2004                           102    13.14  -    13.22       1,351           3.77     0.70   -    0.80     4.54   -    4.64
      2003                           110    12.57  -    12.64       1,383           5.02     0.70   -    0.80     4.22   -    4.33
      2002                           110    12.06  -    12.11       1,332           5.87     0.70   -    0.80     6.79   -    6.90
      2001                           155    11.30  -    11.33       1,754           3.85     0.70   -    0.80     4.90   -    5.00
    Capital Growth
      2005 (p)                       239    10.52  -    10.59       2,527           0.80     0.70   -    0.80     8.09   -    8.20
      2004                           204     9.73  -     9.79       1,991           0.55     0.70   -    0.80     7.12   -    7.23
      2003                           222     9.08  -     9.13       2,027           0.40     0.70   -    0.80    25.87   -   26.00
      2002                           225     7.22  -     7.25       1,629           0.31     0.70   -    0.80   -29.75   -  -29.68
      2001                           278    10.27  -    10.30       2,865           0.40     0.70   -    0.80   -20.00   -  -19.92
    Global Discovery
      2005                            89    21.17  -    21.33       1,899           0.60     0.70   -    0.80    17.25   -   17.36
      2004                            97    18.06  -    18.17       1,768           0.26     0.70   -    0.80    22.36   -   22.48
      2003                           106    14.76  -    14.84       1,578           0.09     0.70   -    0.80    47.90   -   48.05
      2002                            95     9.98  -    10.02         952           0.00     0.70   -    0.80   -20.53   -  -20.45
      2001                           108    12.56  -    12.60       1,356           0.00     0.70   -    0.80   -25.20   -  -25.12
    Growth and Income
      2005                           116     9.96  -    10.03       1,160           1.25     0.70   -    0.80     5.22   -    5.33
      2004                           141     9.47  -     9.52       1,340           0.95     0.70   -    0.80     9.28   -    9.39
      2003                           180     8.66  -     8.71       1,570           0.98     0.70   -    0.80    25.73   -   25.85
      2002                           158     6.89  -     6.92       1,090           0.98     0.70   -    0.80   -23.74   -  -23.66
      2001                           171     9.03  -     9.06       1,551           1.09     0.70   -    0.80   -12.01   -  -11.92

(n) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(o) On April 29, 2005, Balanced merged into Total Return
(p) On April 29, 2005, Growth merged into Capital Growth

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Scudder
  Variable Series I
  Sub-Accounts (continued):
    International
      2005                            74  $ 11.59  -  $ 11.67  $      866           1.66%    0.70%  -    0.80%   15.24%  -   15.36%
      2004                            73    10.05  -    10.12         736           1.18     0.70   -    0.80    15.60   -   15.72
      2003                           105     8.70  -     8.74         916           0.63     0.70   -    0.80    26.73   -   26.86
      2002                            90     6.86  -     6.89         617           0.77     0.70   -    0.80   -19.02   -  -18.94
      2001                           135     8.47  -     8.50       1,145           0.42     0.70   -    0.80   -31.41   -  -31.34
    Large Company Growth
      2001 (ay)                        -      N/A  -      N/A           -           0.00     0.70   -    0.80      N/A   -     N/A
    Money Market
      2005                            78    11.66  -    11.75         910           2.63     0.70   -    0.80     1.90   -    2.01
      2004                            79    11.44  -    11.51         903           0.88     0.70   -    0.80     0.09   -    0.20
      2003                           139    11.43  -    11.49       1,593           0.74     0.70   -    0.80     0.01   -    0.11
      2002                           250    11.43  -    11.48       2,868           1.58     0.70   -    0.80     0.68   -    0.78
      2001                           442    11.35  -    11.39       5,027           4.55     0.70   -    0.80     3.08   -    3.18

Investments in the Scudder
  Variable Series II
  Sub-Accounts:
    Growth
      2005 (p)                         -      N/A  -      N/A           -           1.67     0.70        0.80      N/A         N/A
      2004                           102     7.60  -     7.65         782           0.28     0.70   -    0.80     4.30   -    4.41
      2003                           115     7.29  -     7.32         842           0.11     0.70   -    0.80    23.72   -   23.84
      2002                           127     5.89  -     5.91         748           0.00     0.70   -    0.80   -29.97   -  -29.90
      2001 (ay)                      133     8.41  -     8.44       1,119           0.00     0.70   -    0.80   -23.86   -  -23.80
    Small Cap Growth
      2005 (e) (n)                    66    11.60  -    11.61         760           0.00     0.70   -    0.80    15.98   -   16.06
    Total Return
      2005 (e) (o)                   238    10.63  -    10.64       2,531           0.00     0.70   -    0.80     6.33   -    6.41

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(n) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(o) On April 29, 2005, Balanced merged into Total Return
(p) On April 29, 2005, Growth merged into Capital Growth
(ay) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable
     Series II

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the STI
  Classic Variable Trust
  Sub-Accounts:
    STI Capital Appreciation
      2005                         1,599  $  9.45  -  $ 10.79  $   28,572           0.13%    1.15%  -    2.34%  -3.21%   -  -2.03%
      2004                         2,222    11.15  -    11.33      41,879           0.26     1.29   -    2.34     4.26   -    5.38
      2003                         2,820    10.70  -    10.75      51,754           0.00     1.29   -    2.34     6.96   -    7.49
      2002                         3,408     7.25  -     7.80      54,593           0.00     1.15   -    1.85   -23.33   -  -22.78
      2001                         3,865     9.46  -    10.11      85,370           2.04     1.15   -    1.85    -6.43   -   -5.40
    STI International Equity
      2005                           321    11.42  -    15.87       4,711           2.30     1.15   -    1.89    10.83   -   11.67
      2004                           432    14.32  -    14.45       5,713           2.15     1.29   -    1.89    17.81   -   43.23
      2003                           582    12.26  -    12.27       6,619           0.00     1.29   -    1.49    22.55   -   22.67
      2002                           707     6.39  -     9.00       5,935           0.00     1.15   -    1.80   -19.52   -  -10.04
      2001                           803     7.75  -     7.94       8,460           0.10     1.15   -    1.65   -18.76   -  -18.35
    STI Investment Grade
     Bond
      2005                           900    10.11  -    12.94      11,870           3.83     1.15   -    2.39     1.00   -    1.14
      2004                         1,161    10.19  -    10.31      15,624           3.53     1.29   -    2.04     1.95   -    2.83
      2003                         1,419     9.99  -    10.03      19,066           1.28     1.29   -    1.99    -0.07   -    0.26
      2002                         1,676    10.86  -    12.16      22,145           4.61     1.15   -    1.85     5.41   -    6.17
      2001                         1,478    10.30  -    11.45      19,080           4.18     1.15   -    1.85     3.02   -    7.93
    STI Large Cap Relative
     Equity (q)
      2005                           444    12.04  -    13.48       5,271           0.95     1.15   -    2.19     6.65   -    7.78
      2004                           476    12.64  -    12.81       5,210           1.19     1.29   -    2.19    12.83   -   26.43
      2003                           427    11.32  -    11.36       4,051           0.55     1.29   -    1.89    13.25   -   13.56
      2002                           421     7.34  -     7.91       3,193           0.71     1.15   -    1.85   -22.06   -  -21.50
      2001                           353     9.42  -    10.07       3,432           0.47     1.15   -    1.85    -6.65   -   -5.79
    STI Large Cap Value
     Equity (r)
      2005                         1,458    11.79  -    12.83      27,023           1.56     1.15   -    2.19     1.48   -    2.57
      2004                         1,933    12.65  -    12.82      35,540           1.83     1.29   -    2.19    26.47   -   28.18
      2003                         2,453    11.23  -    11.25      40,351           1.06     1.49   -    1.89    12.31   -   12.52
      2002                         3,023     8.29  -     9.45      41,280           1.56     1.15   -    2.05   -17.94   -   -5.55
      2001                         3,497     9.51  -    10.10      59,253           1.58     1.15   -    1.85    -4.91   -   -2.27
    STI Mid-Cap Equity
      2005                           639    11.07  -    14.59      10,606           0.44     1.15   -    2.09    11.94   -   13.02
      2004                           822    13.03  -    13.19      12,560           0.83     1.29   -    2.09    15.31   -   30.33
      2003                         1,034    11.41  -    11.44      14,088           0.66     1.29   -    1.89    14.06   -   14.38
      2002                         1,247     6.61  -     9.07      13,526           0.00     1.15   -    2.05   -29.92   -  -29.27
      2001                         1,375     9.35  -    12.94      21,900          10.25     1.15   -    2.05     1.54   -   29.42

(q) Previously known as STI Growth & Income
(r) Previously known as STI Value Income Stock

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the STI
  Classic Variable Trust
  Sub-Accounts (continued):
    STI Quality Growth Stock
      2002 (az)                        -  $   N/A  -  $   N/A  $        -           0.00%    1.60%  -    1.60%     N/A%  -     N/A%
      2001                           204     7.01  -     7.70       1,539           0.02     1.15   -    1.65   -20.02   -  -19.62
    STI Small Cap Value
     Equity
      2005                           526    16.11  -    25.84      10,668           0.44     1.15   -    2.39    10.63   -   61.15
      2004                           642    14.81  -    15.00      11,863           0.38     1.29   -    2.14    21.53   -   22.59
      2003                           727    12.18  -    12.23      11,047           0.27     1.29   -    2.14    21.84   -   22.33
      2002                           796    11.70  -    13.90       8,837           0.65     1.15   -    2.05    -3.22   -   -2.33
      2001                           680    12.09  -    14.23       7,689           1.13     1.15   -    2.05    19.72   -   20.91

Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts:
    Van Kampen UIF
     Emerging Markets
     Equity
      2005                         3,778    12.53  -    20.03      54,052           0.36     0.70   -    2.20    30.95   -   32.92
      2004                         3,920     9.43  -    14.32      43,013           0.66     0.70   -    2.20    20.41   -   22.26
      2003                         3,702     7.71  -    12.70      33,517           0.00     0.70   -    2.20    46.42   -   48.63
      2002                         3,528     5.19  -     8.68      21,572           0.00     0.70   -    2.20   -10.88   -   -9.54
      2001                         2,296     5.74  -     9.74      16,448           0.00     0.70   -    2.20   -42.63   -   -2.64
    Van Kampen UIF
     Equity Growth
      2005                         7,010     8.27  -    12.03      67,276           0.48     0.70   -    2.69    12.61   -   14.90
      2004 (ac) (ad) (ag)          8,272     7.20  -    10.68      70,049           0.19     0.70   -    2.69     6.83   -    7.02
      2003                         7,339     6.73  -     8.28      56,500           0.00     0.70   -    2.20    22.21   -   24.06
      2002                         7,483     5.42  -     6.78      47,739           0.15     0.70   -    2.20   -29.44   -  -28.37
      2001                         8,253     7.57  -     9.60      76,256           0.00     0.70   -    2.20   -15.71   -   -3.96
    Van Kampen UIF
     Fixed Income
      2005                           175    11.81  -    13.68       2,108           3.18     1.15   -    1.85     2.29   -    3.03
      2004                           246    11.55  -    13.28       2,892           4.08     1.15   -    1.85     2.44   -    3.17
      2003                           198    11.27  -    12.87       2,267           0.06     1.15   -    1.65     2.70   -   28.67
      2002                           126    10.98  -    11.07       1,398           5.84     1.35   -    1.85     5.34   -    5.88
      2001                            26    10.42  -    10.46         277           6.23     1.35   -    1.85     4.20   -    4.55

(ac) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(ad) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
(ag) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(az) For the period beginning January 1, 2002 and ended September 6, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts (continued):
    Van Kampen UIF Global
     Value Equity
      2005                             4  $ 11.07  -  $ 13.38  $       47           1.04%    1.15%  -    1.85%    3.88%  -    4.62%
      2004                             4    10.66  -    12.79          41           0.73     1.15   -    1.85    11.44   -   12.24
      2003                             4     9.56  -    11.39          38           0.00     1.15   -    1.85    26.58   -   27.49
      2002                             5     7.55  -     8.94          41           1.64     1.15   -    1.85   -18.41   -  -17.82
      2001                             2     9.26  -    10.87          22           1.21     1.15   -    1.85    -8.11   -   -7.42
    Van Kampen UIF
     High Yield
      2005                             1    12.72  -    12.72           8           0.76     1.50   -    1.50    -0.45   -   -0.45
      2004                            27    12.78  -    12.78         351           6.02     1.50   -    1.50     7.84   -    7.84
      2003                            28    11.85  -    11.85         326           0.00     1.50   -    1.50    23.83   -   23.83
      2002                            12     9.57  -     9.57         111          18.80     1.50   -    1.50    -8.66   -   -8.66
      2001 (ak)                      < 1    10.48  -    10.48           4          22.64     1.50   -    1.50     4.78   -    4.78
    Van Kampen UIF
     International Magnum
      2005                         3,465    10.06  -    11.48      34,680           1.20     0.70   -    2.20     8.66   -   10.30
      2004                         3,705     9.12  -    10.56      34,028           2.75     0.70   -    2.20    14.84   -   16.57
      2003                         3,576     7.82  -    10.06      28,529           0.14     0.70   -    2.20    24.62   -   26.53
      2002                         2,993     6.18  -     7.38      19,088           1.10     0.70   -    2.20   -18.63   -  -17.39
      2001                         2,503     7.49  -     9.07      19,778           0.51     0.70   -    2.20   -25.14   -   -9.31
    Van Kampen UIF
     Mid Cap Growth
      2005                         2,911    14.31  -    14.60      41,086           0.00     0.70   -    2.30    14.88   -   16.75
      2004                         2,992    12.46  -    12.51      36,518           0.00     0.70   -    2.30    18.80   -   20.75
      2003                         2,559    10.36  -    10.49      26,112           0.00     0.70   -    2.30    38.51   -   40.78
      2002 (ba)                      895     7.36  -     7.57       6,544           0.00     0.70   -    2.30   -26.42   -  -24.29
    Van Kampen UIF
     U.S. Mid Cap Value
      2005                        11,514    12.26  -    14.18     138,619           0.31     0.70   -    2.69     9.30   -   11.53
      2004 (ae) (ah)              12,988    11.22  -    12.71     141,466           0.02     0.70   -    2.69    12.22   -   13.79
      2003                        11,927    10.67  -    11.17     114,608           0.00     0.70   -    2.30    38.26   -   40.52
      2002                        10,997     7.71  -     7.95      75,856           0.00     0.70   -    2.30   -28.53   -  -22.85
      2001                         6,505     9.83  -    11.13      63,483           0.00     0.70   -    2.20    -3.83   -   -1.74

(ae) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(ah) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(ak) For the period beginning October 1, 2001 and ended December 31, 2001
(ba) For the period beginning May 1, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts (continued):
    Van Kampen UIF
     U.S. Real Estate
      2005                         2,895  $ 18.41  -  $ 29.54  $   70,733           1.20%    0.70%  -    2.30%   14.37%  -   16.24%
      2004                         3,448    16.10  -    25.42      73,302           1.55     0.70   -    2.30    33.26   -   35.44
      2003                         3,895    12.08  -    18.77      61,784           0.00     0.70   -    2.30    35.28   -   37.50
      2002                         3,779     8.93  -    13.65      44,043           3.91     0.70   -    2.30   -10.71   -   -2.15
      2001                         2,301    10.22  -    13.95      27,855           4.53     0.70   -    2.20     2.25   -   39.49
    Van Kampen UIF
     Value
      2005                            26    12.72  -    14.81         347           1.32     1.15   -    2.00     3.37   -   27.24
      2004                            25    13.72  -    14.33         337           0.95     1.15   -    1.65    15.91   -   16.49
      2003                            24    11.83  -    12.30         277           0.00     1.15   -    1.65    31.89   -   32.55
      2002                            22     8.97  -     9.28         193           0.98     1.15   -    1.65   -23.43   -  -23.05
      2001                            21    11.72  -    12.06         243           1.07     1.15   -    1.65     1.10   -   17.18

Investments in The Universal
  Institutional Funds, Inc.
  (Class II) Sub-Accounts:
    Van Kampen UIF Active
     International Allocation
     (Class II)
      2003 (bb)                        -    11.79  -    11.87           -           0.00     1.29   -    2.69    17.94   -   18.75
      2002 (ap)                        1    10.25  -    10.26          15           3.56     1.29   -    1.69     2.55   -    2.64
    Van Kampen UIF
     Emerging Markets
     Debt (Class II)
      2005                         1,663    13.61  -    16.11      25,554           7.44     1.29   -    2.59     9.24   -   10.69
      2004                         1,248    12.03  -    12.30      17,171           7.13     1.29   -    2.59     7.23   -    8.66
      2003                           347    11.22  -    13.96       4,296           0.00     1.29   -    2.59    12.19   -   39.60
      2002 (ap)                      < 1    11.07  -    11.07         < 1          15.98     1.29   -    1.29    10.69   -   10.69
    Van Kampen UIF
     Emerging Markets
     Equity (Class II)
      2005                           903    23.08  -    23.91      21,348           0.35     1.29   -    2.59    30.31   -   32.05
      2004                           471    17.71  -    18.10       8,467           0.70     1.29   -    2.59    21.41   -   77.09
      2003 (an)                      272    14.78  -    14.91       4,043           0.00     1.29   -    2.59    47.81   -   49.12

(an) For the period beginning May 1, 2003 and ended December 31, 2003
(ap) For the period beginning October 14, 2002 and ended December 31, 2002
(bb) For the period beginning January 1, 2003 and ended October 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in The Universal
  Institutional Funds, Inc.
  (Class II) Sub-Accounts
  (continued):
    Van Kampen UIF
     Equity and Income
     (Class II)
      2005                         4,725  $ 13.09  -  $ 13.56  $   58,796           0.67%    1.29%  -    2.59%    4.61%  -    6.00%
      2004                         1,935    12.51  -    12.79      23,296           0.00     1.29   -    2.59     8.63   -   10.08
      2003 (an)                      561    11.52  -    11.62       6,494           0.88     1.29   -    2.59    15.19   -   16.22
    Van Kampen UIF
     Equity Growth
     (Class II)
      2005                         1,530    12.27  -    13.67      20,355           0.35     1.29   -    2.59    12.50   -   13.99
      2004                         1,411    12.15  -    12.42      16,668           0.12     1.29   -    2.59     4.65   -    6.04
      2003 (an)                      602    11.61  -    11.71       7,030           0.00     1.29   -    2.59    16.11   -   17.15
    Van Kampen UIF
     Global Franchise
     (Class II)
      2005                         5,284    12.30  -    14.55      74,280           0.00     1.29   -    2.59     9.08   -   10.54
      2004                         2,482    13.34  -    13.64      32,544           0.15     1.29   -    2.59     9.85   -   11.31
      2003 (an)                      758    12.14  -    12.25       9,257           0.00     1.29   -    2.59    21.43   -   22.51
    Van Kampen UIF
     Mid Cap Growth
     (Class II)
      2005                         1,949    17.58  -    18.21      35,035           0.00     1.29   -    2.59    14.27   -   15.79
      2004                         1,348    15.38  -    15.73      21,019           0.00     1.29   -    2.59    18.33   -   19.91
      2003 (an)                      785    13.00  -    13.12      10,262           0.00     1.29   -    2.59    30.00   -   31.16
    Van Kampen UIF
     Small Company
     Growth (Class II)
      2005                         1,560    17.20  -    17.82      27,468           0.00     1.29   -    2.59     9.97   -   11.43
      2004                         1,507    15.64  -    15.99      23,918           0.00     1.29   -    2.59    15.87   -   17.41
      2003 (an)                    1,035    13.50  -    13.62      14,062           0.00     1.29   -    2.59    35.01   -   36.21
    Van Kampen UIF U.S.
     Mid Cap Value
     (Class II)
      2005                         3,855    12.54  -    16.20      60,801           0.26     1.29   -    2.59     9.25   -   10.71
      2004                         2,709    14.83  -    15.16      39,035           0.01     1.29   -    2.59    11.56   -   13.05
      2003 (an)                    1,356    13.29  -    13.41      18,124           0.00     1.29   -    2.59    32.90   -   34.08

(an) For the period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in The Universal
  Institutional Funds, Inc.
  (Class II) Sub-Accounts
  (continued):
    Van Kampen UIF
     U.S. Real Estate
     (Class II)
      2005                         4,154  $ 19.79  -  $ 21.61  $   87,617           1.15%    1.29%  -    2.69%   13.62%  -   15.25%
      2004                         3,417    17.17  -    19.02      62,735           1.60     1.29   -    2.69    34.32   -   90.22
      2003                         1,366    12.67  -    12.79      18,567           0.00     1.29   -    2.59    26.72   -   27.85
      2002 (ap)                       16    10.69  -    10.71         167           5.82     1.29   -    2.14     6.90   -    7.10

Investments in the Van Kampen
  Life Investment Trust
  Sub-Accounts:
    LIT Comstock
      2005                         9,041    12.15  -    12.77     113,319           1.22     0.70   -    2.30     1.98   -    3.64
      2004                         8,736    11.92  -    12.32     106,501           0.86     0.70   -    2.30    15.05   -   16.94
      2003                         5,976    10.36  -    10.54      62,969           0.75     0.70   -    2.30    27.98   -   30.08
      2002                         2,807     8.09  -     8.10      23,160           0.77     0.70   -    2.30   -19.06   -  -18.99
      2001                           272    11.89  -    12.00       3,254           0.00     1.25   -    1.65    -4.06   -   -3.68
    LIT Domestic Income
      2002 (bc)                        -      N/A  -      N/A           -          15.62     1.25   -    1.65      N/A   -     N/A
      2001                            65    11.36  -    11.47         746           4.74     1.25   -    1.65     8.16   -    8.60
    LIT Emerging Growth
      2005                         7,916     5.86  -    10.32      68,990           0.26     0.70   -    2.30     5.46   -    7.18
      2004                         9,614     5.47  -     9.78      81,916           0.00     0.70   -    2.30     4.57   -    6.29
      2003                        11,683     5.15  -     9.36      95,881           0.00     0.70   -    2.30    24.42   -   26.46
      2002                        12,789     4.07  -     7.52      85,976           0.35     0.70   -    2.30   -32.96   -  -24.80
      2001                        15,662     6.07  -     6.60     167,267           0.06     0.70   -    2.05   -33.99   -  -31.97
    LIT Government
      2005                           146    11.09  -    11.25       1,637           4.21     1.25   -    1.65     1.85   -    2.25
      2004                           182    10.88  -    11.00       1,997           4.50     1.25   -    1.65     2.46   -    2.87
      2003                           140    10.62  -    10.69       1,491           4.87     1.25   -    1.65     0.08   -    0.48
      2002 (ba) (bc)                 122    10.61  -    10.64       1,296           0.00     1.25   -    1.65     6.14   -    6.43
    LIT Money Market
      2005                           273    10.62  -    10.89       2,961           2.70     1.25   -    1.65     1.01   -    1.41
      2004                           231    10.51  -    10.74       2,480           0.85     1.25   -    1.65    -0.85   -   -0.45
      2003                           278    10.60  -    10.79       2,989           0.60     1.25   -    1.65    -1.07   -   -0.68
      2002                           387    10.72  -    10.86       4,199           1.25     1.25   -    1.65    -0.44   -   -0.04
      2001                           279    10.76  -    10.87       3,032           3.48     1.25   -    1.65     1.98   -    2.39

(ap) For the period beginning October 14, 2002 and ended December 31, 2002
(ba) For the period beginning May 1, 2002 and ended December 31, 2002
(bc) On May 1, 2002 LIT Domestic Income merged into LIT Government

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Van Kampen
  Life Investment Trust
  (Class II) Sub-Accounts:
    LIT Aggressive Growth
     (Class II)
      2005                         1,821  $ 11.97  -  $ 12.36  $   23,587           0.00%    0.70%  -    2.59%    8.24%  -   10.34%
      2004 (aa) (af)               1,774    11.20  -    14.27      21,143           0.00     0.70   -    2.59    11.92   -   11.97
      2003 (an)                      288    12.75  -    12.86       3,687           0.00     1.29   -    2.59    27.50   -   28.64
    LIT Comstock
     (Class II)
      2005                        23,945    14.40  -    14.92     317,128           0.87     1.29   -    2.59     1.42   -    2.77
      2004                        18,304    14.20  -    14.52     236,274           0.67     1.29   -    2.59    14.39   -   15.91
      2003                        12,466    12.42  -    12.53     137,393           0.47     1.29   -    2.59    24.15   -   25.25
      2002 (ba)                    4,821     8.01  -     8.05      38,762           0.00     1.35   -    2.20   -19.92   -  -19.46
    LIT Emerging Growth
     (Class II)
      2005                         6,958    12.81  -    13.23      68,765           0.01     1.29   -    2.59     4.86   -    6.25
      2004                         7,134    12.22  -    12.45      63,974           0.00     1.29   -    2.59     4.01   -    5.40
      2003                         6,797    11.75  -    11.85      54,406           0.00     1.29   -    2.59    17.49   -   18.53
      2002                         4,529     5.39  -     5.76      24,527           0.05     1.35   -    2.20   -34.12   -  -33.56
      2001 (bd)                    2,120     8.11  -     8.74      17,335           0.00     1.35   -    2.20   -18.94   -  -12.60
    LIT Growth and Income
     (Class II)
      2005                         9,458    15.68  -    16.39     147,128           0.78     1.29   -    2.69     6.78   -    8.31
      2004                         7,527    14.68  -    15.14     108,454           0.64     1.29   -    2.69    11.05   -   12.65
      2003                         4,387    12.31  -    12.42      56,398           0.00     1.29   -    2.59    23.14   -   24.23
      2002                            36     9.05  -     9.05         382           1.05     1.50   -    1.50    -9.50   -   -9.50
      2001 (ak)                        -        -  -        -           -           0.00     0.00   -    0.00     0.00   -    0.00
    LIT Money Market
     (Class II)
      2005                         3,045     9.77  -    10.04      30,362           2.48     1.29   -    2.59    -0.22   -    1.11
      2004                         1,784     9.79  -     9.93      17,650           0.72     1.29   -    2.59    -2.06   -   -0.75
      2003 (be)                        -        -           -           -           0.00     0.00        0.00     0.00        0.00

(aa) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(af) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(ak) For the period beginning October 1, 2001 and ended December 31, 2001
(an) For the period beginning May 1, 2003 and ended December 31, 2003
(ba) For the period beginning May 1, 2002 and ended December 31, 2002
(bd) For the period beginning May 17, 2001 and ended December 31, 2001
(be) For the period beginning December 31, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.   SUBSEQUENT EVENTS

     On March 8, 2006, Allstate Life, its subsidiary, Allstate Life Insurance Company of New York, and The Allstate Corporation entered into a definitive agreement ("Agreement") with Prudential Financial, Inc. and its subsidiary The Prudential Insurance Company of America (collectively, "Prudential") for the sale pursuant to a combination of coinsurance and modified coinsurance reinsurance of substantially all of its variable annuity business. As a result of the modified coinsurance reinsurance, the assets and liabilities of the Account will continue to remain on Allstate Life's consolidated statements of financial position and Allstate Life will continue to be responsible for all contract terms and conditions. Subsequent to a transition period, Prudential will be responsible for servicing the individual annuity contracts, including the payments of benefits, oversight of investment management and contract administration. During the transition period, Allstate Life will continue to issue new variable annuity contracts, accept additional deposits on existing business from existing contractholders on behalf of Prudential and, for a period of twenty-four months or less, service the reinsured business while Prudential prepares for the migration of the business onto its servicing platform. The agreement is subject to regulatory approval and is expected to be completed by the end of the second quarter of 2006.

                                     PART C
                                OTHER INFORMATION

24. FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS

Allstate Life Insurance Company and Allstate Financial Advisors Separate Account I financial statements are included in Part B of this Registration Statement.

(b) EXHIBITS

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(b) Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Northbrook Variable Annuity Account, Northbrook Variable Annuity Account II, and Allstate Financial Advisors Separate Account I (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(2) Not applicable.

(3)(a) Form of Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

    (b) Form of General Agency Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(4)(a) Form of Contract, Riders and Amendments for the Morgan Stanley Variable Annuity II ("VA II") (Incorporated herein by reference to Post-Effective Amendment Nos. 13, 14, 20, 23 and 25 to Registration Statement (File No. 033-35412) dated December 31, 1996, February 28, 1997, March 3, 1999, and
February 15, 2000).

    (b) Form of Contract and Certificate Amendments for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment Nos. 19, and 20 to Registration Statement (File No. 033-35412) dated June 5, 1998 and March 3, 1999 respectively).

    (c) Form of Contract and Amendments for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 24 to Registration Statement (File No. 033-35412) dated March 2, 2000).

    (d) Income Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

    (e) Income and Death Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

    (f) Enhanced Earnings Death Benefit Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 31 to Registration Statement (File No. 033-35412) dated November 8, 2000).

    (g) Enhanced Earnings Death Benefit Plus Rider (Variable Annuity 3) (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement (File No. 033-35412) dated March 16, 2001.

    (h) Form of Longevity Reward Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement (File No. 033-35412) dated October 12, 2001).

    (i) Income and Performance Death Benefit Rider (VAII, VA3 (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement (File No. 033-35412) dated April 29, 2002).

    (j) Form of Contract Endorsement (reflecting Allstate Life as the issuer) (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

    (k) Form of Death Benefit Endorsement (VAII, VA3) (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-102295) dated April 18, 2003).

    (l) Merger Agreement and Articles of Merger between Northbrook Life Insurance Company and Allstate Life Insurance Company (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(5)(a) Form of Application for the Morgan Stanley Variable Annuity II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

    (b) Form of Application for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment No. 19 to Registration Statement (File No. 033-35412) dated June 5, 1998).

    (c) Form of Application for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement (File No. 033-35412) dated May 2, 2000).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated April 24, 2001).

    (b) By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated April 24, 2001).

(7) Not applicable.

(8) Forms of Participation Agreements:

(8)(a) Morgan Stanley Variable Investment Series (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement (File No. 033-35412) dated April 29, 1996).

   (b) The Universal Institutional Funds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

   (c) AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

   (d) Alliance Variable Products Series Fund (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

   (e) Putnam Variable Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28,
2000).

   (f) Van Kampen Life Investment Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

   (g) Franklin Templeton Variable Insurance Products Trust (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-102295) dated April 19, 2004.)

(9)(a) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement (File No. 033-35412) dated May 2, 2000).

    (b) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

    (c) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement (File No. 033-35412) dated November 30, 2000).

    (d) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement (File No. 033-35412) dated November 8, 2000).

    (e) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement (File No. 033-35412) dated April 25, 2001).

    (f) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement (File No. 033-35412) dated September 20, 2001).

    (g) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 36 to Registration Statement (File No. 033-35412) dated April 29, 2002).

    (h) Opinion and Consent of General Counsel (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31,
2002).

(10) Consent of Independent Registered Public Accounting Firm filed herewith

(11) Not applicable.

(12) Not applicable.

(99) (a) Powers of Attorney for Casey J. Sylla and Eric A. Simonson (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002.)

(99) (b) Power of Attorney for Danny L. Hale (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-102295) dated April 18, 2003).

(99) (c) Powers of Attorney for John C. Pintozzi and Douglas B. Welch (Previously filed in Post-Effective Amendment No. 3 (File No. 333-102295) dated April 21, 2005.)

(99)(d) Powers of Attorney for Michael J. Velotta, John C. Lounds, Kevin R. Slawin, Thomas J. Wilson II, Samuel H. Pilch, Edward M. Liddy, David A. Bird filed herewith.



25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                  POSITION AND OFFICE WITH
BUSINESS ADDRESS*                   DEPOSITOR OF THE ACCOUNT

David Andrew Bird                   Director and Senior Vice President
Danny Lyman Hale                    Director
Edward Michael Liddy                Director
John Carl Lounds                    Director and Senior Vice President
John C. Pintozzi                    Director, Senior Vice President and
                                    Chief Financial Officer
Eric Allen Simonson                 Director, Senior Vice President and
                                    Chief Investment Officer
Kevin Rourke Slawi                  Director and Senior Vice President
Casey Joseph Sylla                  Director, Chairman of the Board and
                                    President
Michael Joseph Velotta              Director, Senior Vice President,
                                    General Counsel and Secretary
Douglas B. Welch                    Director and Senior Vice President
Thomas Joseph Wilson, II            Director
Joseph V. Tripodi                   Senior Vice President and Chief
                                    Marketing Officer
Samuel Henry Pilch                  Group Vice President and Controller
Richard Lewis Baker                 Vice President
Michael B. Boyle                    Vice President
Matthew S. Easley                   Vice President
Karen Cassidy Gardner               Vice President
Anson J. Glacy, Jr.                 Vice President
Mary Jovita McGinn                  Vice President and Assistant Secretary
John Eric Smith                     Vice President
Patricia Wright Wilson              Vice President
Bernard Eugene Wraith               Vice President
Steven C. Verney                    Treasurer
Charles Calvin Baggs                Assistant Vice President
Nancy M. Bufalino                   Assistant Vice President and Assistant
                                    Treasurer
Karen Burckhardt                    Assistant Vice President
Errol Cramer                        Assistant Vice President and
                                    Appointed Actuary
Lawrence William Dahl               Assistant Vice President
Joanne Marie Derrig                 Assistant Vice President and Chief
                                    Privacy Officer
Sarah R. Donahue                    Assistant Vice President
Philip Emmanuele                    Assistant Vice President
Lisa J. Flanary                     Assistant Vice President
Douglas Ford Gaer                   Assistant Vice President
Gregory James Guidos                Assistant Vice President
Keith A. Hauschildt                 Assistant Vice President
Ronald A. Johnson                   Assistant Vice President
Teresa G. Logue                     Assistant Vice President
Maria McNitt                        Assistant Vice President
Barry Sajowitz Paul                 Assistant Vice President and
                                    Assistant Treasurer
Robert A. Shore                     Assistant Vice President
Mary Springberg                     Assistant Vice President
Timothy Nicholas Vander Pas         Assistant Vice President
Richard Zaharias                    Assistant Vice President
Laura R. Zimmerman                  Assistant Vice President
Doris J. Bryant                     Assistant Secretary
Paul N. Kierig                      Assistant Secretary
Sam DeFrank                         Assistant Vice President - Tax Counsel
Nestor Almaria                      Authorized Representative
Lynn Cirrincione                    Authorized Representative
Robert L. Park                      Assistant Vice President and Chief
                                    Compliance Officer
Joseph P. Rath                      Assistant Vice President, Assistant
                                    General Counsel and Assistant Secretary
Dave Simek                          Authorized Representative
Robert E. Transon                   Assistant Vice President and
                                    Illustration Actuary

The principal business address of Mr. Bird and Mr. Monie is 1776 American Heritage Drive, Jacksonville, Florida 32224. The principal business address of Mr. Wraith, Mr. Dahl and Mr. Gaer is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on February 23rd , 2006 (File No. 1-11840).

27. NUMBER OF CONTRACT OWNERS

(a) Variable Annuity II.

As of February 28th, 2006 there were 35,584 non-qualified contracts and 8,594 qualified contracts.

(b) Variable Annuity III.

As of February 28th, 2006 there were 10,694 non-qualified contracts and 10,722 qualified contracts.

28. INDEMNIFICATION

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Allstate Life agrees to indemnify Morgan Stanley DW Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of his counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29. PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, Morgan Stanley DW Inc., is a principal underwriter for the following affiliated investment companies:

         Allstate Life Variable Life Separate Account A
         Allstate Life of New York Separate Account A

(b) The directors and officers of Morgan Stanley DW Inc., the principal underwriter for the Contracts marketed as "Morgan Stanley Variable Annuity Contracts" are as follows:

Frank Bianco                                Director
Michael R. Durbin                           Director
Raymond A. Harris                           Director
Richard R. Sanchez                          Director
Kirk Wickman                                Director
James P. Gorman                             President, Chief Executive Officer,
                                            Chief Operating Officer, Managing
                                            Director
 Frank Bianco                               Managing Director, Controller and
                                            Chief Financial Officer
 Kirk Wickman                               Managing Director, General Counsel
                                            and Secretary
 Michelle B. Oroschakoff                    Chief Compliance Officer
 Jeffrey L. Adams                           Managing Director
 Ian Bernstein                              Managing Director
 Michael A. Burke, Sr.                      Managing Director
 Ronald T. Carman                           Managing Director and Assistant
                                            Secretary
 Noland Cheng                               Managing Director
 Michael R. Durbin                          Managing Director
 Scott R. Graflund                          Managing Director
 Shelley S. Hanan                           Managing Director
 Thomas K. Harms                            Managing Director
 Henry E. Kaplan                            Managing Director
 Douglas J. Ketterer                        Managing Director
 Paul W. Klug                               Managing Director
 Steven G. Magee                            Managing Director
 William A. McMahon                         Managing Director
 James Mahon                                Managing Director
 Kevin Morano                               Managing Director
 Thomas P. O'Brien                          Managing Director
 Daniel Petrozzo                            Managing Director
 Richard R. Sanchez                         Managing Director
 Raymond M. Smesko                          Managing Director
 Sririam Subramaniam                        Managing Director
 Edward M. Sullivan                         Managing Director
 George D. Sullivan                         Managing Director
 Jeffrey S. Swartz                          Managing Director
 Benedict R. Tarantino                      Managing Director
 Todd R. Taylor                             Managing Director
 Chris Van Aeken                            Managing Director
 Eileen Wallace                             Treasurer
 Jacqueline T. Brody                        Assistant Treasurer
 Maryann Fappiano                           Assistant Treasurer
 William J. Forsell                         Assistant Treasurer
 Jai Sooklai                                Assistant Treasurer
 Charlene R. Herzer                         Assistant Secretary
 Susan M. Krause                            Assistant Secretary
 William J. O'Shaughnessy, Jr.              Assistant Secretary


* The principal business address of the above-named individuals is 1585 Broadway, New York, New York 10036.

 (c) Compensation of Morgan Stanley DW Inc.

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant for the year ended December 31, 2005.


 (1)                     (2)                   (3)             (4)                (5)
                        Net Underwriting
Name of Principal       Discounts and         Compensation     Brokerage
Underwriter             Commissions           on Redemption    Commissions     Compensation


Morgan Stanley DW Inc.    N/A                    N/A           $39,410,626         N/A


30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Distributor, Morgan Stanley DW Inc., is located at 1585 Broadway, New York, New York 10036.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a)of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None

32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company under the Contracts. Allstate Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or the prospectus, or otherwise.




                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on April 3rd , 2006.


                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                                  (REGISTRANT)

                       BY: ALLSTATE LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                            By: /s/MICHAEL J. VELOTTA
                            -------------------------
                               Michael J. Velotta
                          Vice President, Secretary and
                                 General Counsel

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 3rd day of April, 2006.


*/DAVID A. BIRD               Director and Senior Vice President
----------------------
David A. Bird

*/DANNY L. HALE               Director
---------------------
Danny L. Hale

*/EDWARD M. LIDDY             Director
-----------------------
Edward M. Liddy

*/JOHN C. LOUNDS              Director and Senior Vice President
-----------------------
John C. Lounds


*/SAMUEL H. PILCH             Controller and Group Vice President
------------------------      (Principal Accounting Officer)
Samuel H. Pilch

*/JOHN C. PINTOZZI            Director, Senior Vice President and
------------------------      Chief Financial Officer
John C. Pintozzi              (Principal Financial Officer)

*/ERIC A. SIMONSON            Director, Senior Vice President and
-------------------------     Chief Investment Officer
Eric A. Simonson

*KEVIN R. SLAWIN              Director and Senior Vice President
-----------------------
Kevin R. Slawin

*/CASEY J. SYLLA              Director, Chairman of the Board and
----------------------        President (Principal Executive Officer)
Casey J. Sylla

/s/MICHAEL J. VELOTTA         Director, Senior Vice President, General
----------------------        Counsel and Secretary
Michael J. Velotta

*/DOUGLAS B. WELCH            Director and Senior Vice President
-----------------------
Douglas B. Welch

*/THOMAS J. WILSON II         Director
-----------------------
Thomas J. Wilson II


*/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith or previously filed.

                                  EXHIBIT LIST

The following exhibits are filed herewith:

Exhibit No.            Description

(10) Consent of Independent Registered Public Accounting Firm

(99)(d) Powers of Attorney for Michael J. Velotta, John C. Lounds, Kevin R. Slawin, Thomas J. Wilson II, Samuel H. Pilch, Edward M. Liddy, David A. Bird filed herewith.